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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)     (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:     December 31

Date of reporting period:     January 1, 2012 to June 30, 2012

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2012

Classes ADV, I, S and S2

ING Investors Trust
■  ING Artio Foreign Portfolio
■  ING BlackRock Health Sciences Opportunities Portfolio
■  ING Clarion Global Real Estate Portfolio
■  ING FMRSM Diversified Mid Cap Portfolio
■  ING Global Resources Portfolio
■  ING Invesco Van Kampen Growth and Income Portfolio
■  ING JPMorgan Emerging Markets Equity Portfolio
■  ING Liquid Assets Portfolio
■  ING Marsico Growth Portfolio
■  ING MFS Total Return Portfolio
■  ING MFS Utilities Portfolio
■  ING Morgan Stanley Global Franchise Portfolio
■  ING PIMCO Total Return Bond Portfolio
■  ING Pioneer Mid Cap Value Portfolio
■  ING T. Rowe Price Capital Appreciation Portfolio
■  ING T. Rowe Price Equity Income Portfolio
■  ING T. Rowe Price International Stock Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	2
Market Perspective	3
Shareholder Expense Examples	5
Statements of Assets and Liabilities	8
Statements of Operations	18
Statements of Changes in Net Assets	23
Financial Highlights	32
Notes to Financial Statements	42
Summary Portfolios of Investments	68

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these “risk-on” and “risk-off” periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing (“QE”), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks’ excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it’s quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 27, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:    SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region’s index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product (“GDP”) growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its “Operation Twist” program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone’s enduring sovereign debt crisis continued to move markets the most. The European Central Bank’s €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations (“LTRO”) was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another “summit” meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone’s deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs’ recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan’s newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.’s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital Mortgage-Backed Securities Index
An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.

Barclays Capital U.S. Treasury Index
An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
ING Artio Foreign Portfolio
Class ADV	$1,000.00	$1,043.00	1.53%	$7.77	$1,000.00	$1,017.26	1.53%	$7.67
Class I	1,000.00	1,045.70	0.93	4.73	1,000.00	1,020.24	0.93	4.67
Class S	1,000.00	1,044.00	1.18	6.00	1,000.00	1,019.00	1.18	5.92
Class S2	1,000.00	1,043.10	1.33	6.76	1,000.00	1,018.25	1.33	6.67
ING BlackRock Health Sciences Opportunities Portfolio
Class ADV	1,000.00	1,111.10	1.35	7.09	1,000.00	1,018.15	1.35	6.77
Class I	1,000.00	1,114.90	0.75	3.94	1,000.00	1,021.13	0.75	3.77
Class S	1,000.00	1,113.20	1.00	5.25	1,000.00	1,019.89	1.00	5.02
ING Clarion Global Real Estate Portfolio
Class ADV	1,000.00	1,129.70	1.49	7.89	1,000.00	1,017.45	1.49	7.47
Class I	1,000.00	1,134.40	0.89	4.72	1,000.00	1,020.44	0.89	4.47
Class S	1,000.00	1,131.60	1.14	6.04	1,000.00	1,019.19	1.14	5.72
Class S2	1,000.00	1,131.00	1.29	6.83	1,000.00	1,018.45	1.29	6.47

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
ING FMRSM Diversified Mid Cap Portfolio
Class ADV	$1,000.00	$1,066.20	1.24%	$6.37	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	1,069.20	0.64	3.29	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	1,068.10	0.89	4.58	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	1,067.00	1.04	5.34	1,000.00	1,019.69	1.04	5.22
ING Global Resources Portfolio
Class ADV	1,000.00	902.20	1.25	5.91	1,000.00	1,018.65	1.25	6.27
Class I	1,000.00	904.50	0.65	3.08	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	903.20	0.90	4.26	1,000.00	1,020.39	0.90	4.52
Class S2	1,000.00	902.60	1.05	4.97	1,000.00	1,019.64	1.05	5.27
ING Invesco Van Kampen Growth and Income Portfolio
Class ADV	1,000.00	1,073.00	1.25	6.44	1,000.00	1,018.65	1.25	6.27
Class I	1,000.00	1,076.60	0.65	3.36	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	1,074.80	0.90	4.64	1,000.00	1,020.39	0.90	4.52
Class S2	1,000.00	1,074.30	1.05	5.42	1,000.00	1,019.64	1.05	5.27
ING JPMorgan Emerging Markets Equity Portfolio
Class ADV	1,000.00	1,050.90	1.86	9.48	1,000.00	1,015.61	1.86	9.32
Class I	1,000.00	1,053.90	1.26	6.43	1,000.00	1,018.60	1.26	6.32
Class S	1,000.00	1,052.90	1.51	7.71	1,000.00	1,017.35	1.51	7.57
Class S2	1,000.00	1,052.20	1.66	8.47	1,000.00	1,016.61	1.66	8.32
ING Liquid Assets Portfolio
Class I	1,000.00	1,000.50	0.28	1.39	1,000.00	1,023.47	0.28	1.41
Class S	1,000.00	1,000.00	0.39	1.94	1,000.00	1,022.92	0.39	1.96
Class S2	1,000.00	1,000.00	0.39	1.94	1,000.00	1,022.92	0.39	1.96
ING Marsico Growth Portfolio
Class ADV	1,000.00	1,084.10	1.42	7.36	1,000.00	1,017.80	1.42	7.12
Class I	1,000.00	1,087.20	0.82	4.26	1,000.00	1,020.79	0.82	4.12
Class S	1,000.00	1,085.70	1.07	5.55	1,000.00	1,019.54	1.07	5.37
Class S2	1,000.00	1,085.10	1.22	6.32	1,000.00	1,018.80	1.22	6.12
ING MFS Total Return Portfolio
Class ADV	1,000.00	1,051.50	1.31	6.68	1,000.00	1,018.35	1.31	6.57
Class I	1,000.00	1,054.50	0.71	3.63	1,000.00	1,021.33	0.71	3.57
Class S	1,000.00	1,053.20	0.96	4.90	1,000.00	1,020.09	0.96	4.82
Class S2	1,000.00	1,052.30	1.11	5.66	1,000.00	1,019.34	1.11	5.57
ING MFS Utilities Portfolio
Class ADV	1,000.00	1,046.50	1.38	7.02	1,000.00	1,018.00	1.38	6.92
Class I	1,000.00	1,049.60	0.78	3.97	1,000.00	1,020.98	0.78	3.92
Class S	1,000.00	1,048.30	1.03	5.25	1,000.00	1,019.74	1.03	5.17
Class S2	1,000.00	1,047.30	1.18	6.01	1,000.00	1,019.00	1.18	5.92
ING Morgan Stanley Global Franchise Portfolio
Class ADV	1,000.00	1,080.90	1.56	8.07	1,000.00	1,017.11	1.56	7.82
Class S	1,000.00	1,083.70	1.21	6.27	1,000.00	1,018.85	1.21	6.07
Class S2	1,000.00	1,082.10	1.36	7.04	1,000.00	1,018.10	1.36	6.82

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
ING PIMCO Total Return Bond Portfolio
Class ADV	$1,000.00	$1,048.10	1.12%	$5.70	$1,000.00	$1,019.29	1.12%	$5.62
Class I	1,000.00	1,050.80	0.56	2.86	1,000.00	1,022.08	0.56	2.82
Class S	1,000.00	1,049.10	0.81	4.13	1,000.00	1,020.84	0.81	4.07
Class S2	1,000.00	1,049.40	0.96	4.89	1,000.00	1,020.09	0.96	4.82
ING Pioneer Mid Cap Value Portfolio
Class ADV	1,000.00	1,046.50	1.25	6.36	1,000.00	1,018.65	1.25	6.27
Class I	1,000.00	1,050.60	0.65	3.31	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	1,048.60	0.90	4.58	1,000.00	1,020.39	0.90	4.52
Class S2	1,000.00	1,047.30	1.05	5.34	1,000.00	1,019.64	1.05	5.27
ING T. Rowe Price Capital Appreciation Portfolio
Class ADV	1,000.00	1,066.30	1.25	6.42	1,000.00	1,018.65	1.25	6.27
Class I	1,000.00	1,070.00	0.65	3.35	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	1,068.60	0.90	4.63	1,000.00	1,020.39	0.90	4.52
Class S2	1,000.00	1,067.50	1.05	5.40	1,000.00	1,019.64	1.05	5.27
ING T. Rowe Price Equity Income Portfolio
Class ADV	1,000.00	1,079.40	1.25	6.46	1,000.00	1,018.65	1.25	6.27
Class I	1,000.00	1,083.10	0.65	3.37	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	1,082.20	0.90	4.66	1,000.00	1,020.39	0.90	4.52
Class S2	1,000.00	1,080.90	1.05	5.43	1,000.00	1,019.64	1.05	5.27
ING T. Rowe Price International Stock Portfolio
Class ADV	1,000.00	1,054.30	1.37	7.00	1,000.00	1,018.05	1.37	6.87
Class I	1,000.00	1,057.50	0.77	3.94	1,000.00	1,021.03	0.77	3.87
Class S	1,000.00	1,055.70	1.02	5.21	1,000.00	1,019.79	1.02	5.12

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Artio Foreign Portfolio	ING BlackRock Health Sciences Opportunities Portfolio	ING Clarion Global Real Estate Portfolio	ING FMRSM Diversified Mid Cap Portfolio
ASSETS:
Investments in securities at fair value+*	$406,430,757	$212,796,809	$263,531,573	$990,626,959
Short-term investments at fair value**	42,095,284	15,499,416	17,426,782	122,116,745
Total Investments at fair value	$448,526,041	$228,296,225	$280,958,355	$1,112,743,704
Cash	5,172	—	1,890	—
Cash collateral for futures	1,903,719	—	—	—
Foreign currencies at value***	28,173,336	253,686	412,093	237,673
Foreign cash collateral for futures****	268,873	—	—	—
Receivables:
Investments securities sold	717,119	2,694,037	382,198	11,581,491
Fund shares sold	96,569	44,138	42,704	106,811
Dividends	1,360,262	143,731	1,048,853	960,503
Interest	—	—	—	321
Foreign tax reclaims	292,581	41,266	18,092	16,505
Unrealized appreciation on forward foreign currency contracts	—	849,332	—	—
Prepaid expenses	—	—	2,046	—
Reimbursement due from manager	—	—	30,396	—
Total assets	481,343,672	232,322,415	282,896,627	1,125,647,008
LIABILITIES:
Payable for investment securities purchased	3,280	635,936	433,818	14,522,720
Payable for fund shares redeemed	136,379	533,306	68,928	767,916
Payable upon receipt of securities loaned	8,401,631	8,085,979	9,245,161	11,880,495
Unrealized depreciation on forward foreign currency contracts	140,845	139,795	—	—
Payable to affiliates	443,625	175,016	231,461	788,452
Payable for trustee fees	—	—	1,753	—
Other accrued expenses and liabilities	—	—	106,653	—
Total liabilities	9,125,760	9,570,032	10,087,774	27,959,583
NET ASSETS	$472,217,912	$222,752,383	$272,808,853	$1,097,687,425
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,041,536,299	$191,571,875	$427,547,614	$1,082,477,330
Undistributed net investment income	7,728,830	1,905,153	5,760,559	2,331,962
Accumulated net realized gain (loss)	(568,679,172)	9,400,680	(252,393,845)	(51,059,897)
Net unrealized appreciation (depreciation)	(8,368,045)	19,874,675	91,894,525	63,938,030
NET ASSETS	$472,217,912	$222,752,383	$272,808,853	$1,097,687,425
____________________
+ Including securities loaned at value	$7,933,750	$7,841,534	$8,813,616	$11,461,170
* Cost of investments in securities	$414,962,553	$193,637,816	$171,644,416	$926,695,134
** Cost of short-term investments	$42,095,284	$15,499,416	$17,426,782	$122,116,745
*** Cost of foreign currencies	$28,266,814	$251,634	$412,093	$238,260
**** Cost of foreign cash collateral for futures	$268,873	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING Artio Foreign Portfolio	ING BlackRock Health Sciences Opportunities Portfolio	ING Clarion Global Real Estate Portfolio	ING FMRSM Diversified Mid Cap Portfolio
Class ADV
Net assets	$1,081,558	$72,326	$12,040,422	$54,460,290
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	117,352	5,833	1,212,925	3,839,299
Net asset value and redemption price per share	$9.22	$12.40	$9.93	$14.18

Class I
Net assets	$29,305,986	$6,257,129	$92,474,669	$80,038,899
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,125,723	484,840	9,130,675	5,510,789
Net asset value and redemption price per share	$9.38	$12.91	$10.13	$14.52

Class S
Net assets	$410,015,795	$216,422,928	$166,419,404	$899,249,198
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	44,269,458	16,928,925	16,534,918	62,375,311
Net asset value and redemption price per share	$9.26	$12.78	$10.06	$14.42

Class S2
Net assets	$31,814,573	n/a	$1,874,358	$63,939,038
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	3,458,008	n/a	185,561	4,461,440
Net asset value and redemption price per share	$9.20	n/a	$10.10	$14.33

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Global Resources Portfolio	ING Invesco Van Kampen Growth and Income Portfolio	ING JPMorgan Emerging Markets Equity Portfolio	ING Liquid Assets Portfolio
ASSETS:
Investments in securities at fair value+*	$746,501,800	$511,663,421	$806,935,433	$—
Short-term investments at fair value**	31,714,516	34,469,095	67,556,962	—
Short-term investments at amortized cost	—	—	—	1,044,574,404
Repurchase agreements	—	—	—	246,364,000
Total Investments at fair value	$778,216,316	$546,132,516	$874,492,395	$1,290,938,404
Cash	935	—	5,236,084	541,592
Foreign currencies at value***	188,740	—	3,730,638	—
Receivables:
Investments securities sold	14,947,277	4,023,908	—	—
Fund shares sold	25,319	132,605	230,381	662,185
Dividends	407,175	1,199,566	1,967,902	2,037
Interest	—	—	—	717,895
Foreign tax reclaims	—	—	36,232	—
Unrealized appreciation on forward foreign currency contracts	—	16,013	—	—
Prepaid expenses	—	—	—	7,623
Total assets	793,785,762	551,504,608	885,693,632	1,292,869,736

LIABILITIES:
Payable for investment securities purchased	12,820,946	956,135	—	37,265,407
Payable for fund shares redeemed	780,573	74,107	896,746	1,838,668
Payable upon receipt of securities loaned	17,459,516	—	67,556,962	4,493,145
Unrealized depreciation on forward foreign currency contracts	—	111,480	—	—
Payable to affiliates	569,918	398,149	953,645	411,805
Payable for trustee fees and expenses	—	—	—	2,729
Total liabilities	31,630,953	1,539,871	69,407,353	44,011,754
NET ASSETS	$762,154,809	$549,964,737	$816,286,279	$1,248,857,982

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$961,531,400	$493,476,578	$668,469,132	$1,248,712,306
Undistributed net investment income	9,552,013	13,746,923	4,992,849	43
Accumulated net realized gain (loss)	(178,216,135)	(40,903,953)	21,771,423	145,633
Net unrealized appreciation (depreciation)	(30,712,469)	83,645,189	121,052,875	—
NET ASSETS	$762,154,809	$549,964,737	$816,286,279	$1,248,857,982
____________________
+ Including securities loaned at value	$16,789,732	$—	$64,914,906	$4,404,802
* Cost of investments in securities	$777,237,225	$427,922,766	$685,931,246	$—
** Cost of short-term investments	$31,714,516	$34,469,095	$67,556,962	$—
*** Cost of foreign currencies	$188,740	$—	$3,684,991	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING Global Resources Portfolio	ING Invesco Van Kampen Growth and Income Portfolio	ING JPMorgan Emerging Markets Equity Portfolio	ING Liquid Assets Portfolio
Class ADV
Net assets	$105,819,853	$9,249,851	$33,564,198	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	6,204,570	414,013	1,826,810	n/a
Net asset value and redemption price per share	$17.06	$22.34	$18.37	n/a

Class I
Net assets	$30,920,589	$10,690,486	$156,345,973	$104,594,269
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,745,047	475,218	8,238,373	104,575,344
Net asset value and redemption price per share	$17.72	$22.50	$18.98	$1.00

Class S
Net assets	$604,145,146	$484,902,594	$600,837,517	$911,386,683
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	34,415,163	21,505,562	31,791,711	911,161,728
Net asset value and redemption price per share	$17.55	$22.55	$18.90	$1.00

Class S2
Net assets	$21,269,221	$45,121,806	$25,538,591	$232,877,030
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,221,049	2,014,610	1,362,951	232,864,557
Net asset value and redemption price per share	$17.42	$22.40	$18.74	$1.00

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Marsico Growth Portfolio	ING MFS Total Return Portfolio	ING MFS Utilities Portfolio	ING Morgan Stanley Global Franchise Portfolio
ASSETS:
Investments in securities at fair value+*	$588,570,493	$856,058,889	$559,984,020	$424,172,935
Short-term investments at fair value**	47,355,242	1,452,453	—	488,826
Short-term investments at amortized cost	—	14,623,984	15,779,947	—
Total Investments at fair value	$635,925,735	$872,135,326	$575,763,967	$424,661,761
Cash	—	61,022	255,020	13,888,761
Foreign currencies at value***	—	—	158,277	—
Receivables:
Investments securities sold	24,749,049	—	4,001,004	206,506
Fund shares sold	177,755	88,881	9,581	666
Dividends	510,393	935,882	2,319,510	601,380
Interest	—	2,325,413	242,287	—
Foreign tax reclaims	36,125	134,886	387,430	611,060
Unrealized appreciation on forward foreign currency contracts	—	—	1,014,225	—
Prepaid expenses	—	—	2,919	—
Total assets	661,399,057	875,681,410	584,154,220	439,970,134

LIABILITIES:
Payable for investment securities purchased	4,431,846	1,408,969	2,221,256	1,351
Payable for fund shares redeemed	24,408,925	278,817	398,134	180,410
Payable upon receipt of securities loaned	3,838,760	1,452,453	—	488,826
Unrealized depreciation on forward foreign currency contracts	—	—	547,585	—
Payable to affiliates	542,660	655,485	442,529	435,053
Payable for trustee fees	—	—	2,916	—
Other accrued expenses and liabilities	—	—	81,374	—
Total liabilities	33,222,191	3,795,724	3,693,794	1,105,640
NET ASSETS	$628,176,866	$871,885,686	$580,460,426	$438,864,494

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$645,952,344	$905,755,291	$588,508,423	$322,704,171
Undistributed net investment income	3,745,985	30,627,697	11,300,420	15,262,919
Accumulated net realized gain (loss)	(135,095,849)	(176,854,326)	(71,791,275)	30,220,003
Net unrealized appreciation	113,574,386	112,357,024	52,442,858	70,677,401
NET ASSETS	$628,176,866	$871,885,686	$580,460,426	$438,864,494
____________________
+ Including securities loaned at value	$3,760,628	$1,419,590	$—	$476,956
* Cost of investments in securities	$474,996,107	$743,697,831	$507,999,929	$353,467,101
** Cost of short-term investments	$47,355,242	$1,452,453	$—	$488,826
*** Cost of foreign currencies	$—	$—	$158,054	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING Marsico Growth Portfolio	ING MFS Total Return Portfolio	ING MFS Utilities Portfolio	ING Morgan Stanley Global Franchise Portfolio
Class ADV
Net assets	$4,853,222	$6,161,029	$25,459,885	$16,956,956
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	268,913	397,062	1,796,063	1,056,914
Net asset value and redemption price per share	$18.05	$15.52	$14.18	$16.04

Class I
Net assets	$120,157,855	$108,758,389	$5,160,830	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	6,513,610	6,941,721	358,633	n/a
Net asset value and redemption price per share	$18.45	$15.67	$14.39	n/a

Class S
Net assets	$486,413,801	$725,896,029	$549,475,993	$361,898,356
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	26,666,427	46,385,878	38,363,294	22,006,288
Net asset value and redemption price per share	$18.24	$15.65	$14.32	$16.45

Class S2
Net assets	$16,751,988	$31,070,239	$363,718	$60,009,182
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	925,655	2,005,175	25,285	3,672,550
Net asset value and redemption price per share	$18.10	$15.50	$14.38	$16.34

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING PIMCO Total Return Bond Portfolio	ING Pioneer Mid Cap Value Portfolio	ING T. Rowe Price Capital Appreciation Portfolio	ING T. Rowe Price Equity Income Portfolio
ASSETS:
Investments in securities at fair value+*	$4,361,783,984	$625,347,290	$3,377,205,837	$1,392,624,791
Short-term investments at fair value**	45,719,291	12,807,219	711,770,029	49,197,259
Short-term investments at amortized cost	127,111,735	—	—	—
Total Investments at fair value	$4,534,615,010	$638,154,509	$4,088,975,866	$1,441,822,050
Cash	2,659,862	—	14,605,639	4,045,899
Cash collateral for futures	17,000	—	—	—
Foreign currencies at value***	2,749,257	—	—	12,251
Foreign cash collateral for futures****	4,930	—	—	—
Receivables:
Investments securities sold	185,994,187	11,446,802	33,648,156	3,715,592
Investment securities sold on a delayed-delivery or when-issued basis	787,541,223	—	—	—
Fund shares sold	119,671	432,205	1,550,019	98,735
Dividends	40,885	968,151	2,871,299	2,447,389
Interest	22,343,393	—	6,726,142	39
Foreign tax reclaims	4,789	—	35,004	—
Unrealized appreciation on forward foreign currency contracts	2,790,055	—	—	—
Upfront payments paid on OTC swap agreements	9,426,108	—	—	—
Unrealized appreciation on OTC swap agreements	8,871,940	—	—	—
Variation margin receivable on centrally cleared swaps	1,312,366	—	—	—
Total assets	5,558,490,676	651,001,667	4,148,412,125	1,452,141,955
LIABILITIES:
Payable for investment securities purchased	122,404,471	5,221,897	22,678,034	2,124,299
Payable for investment securities purchased on a delayed-delivery or when-issued basis	1,764,441,523	—	—	—
Payable for fund shares redeemed	1,959,072	420,495	1,599,671	4,511,310
Payable upon receipt of securities loaned	39,179,295	8,385,219	20,273,347	5,916,381
Sales commitmentsˆˆ	107,625,345	—	—	—
Unrealized depreciation on forward foreign currency contracts	9,949,535	—	—	—
Upfront payments received on OTC swap agreements	4,177,127	—	—	—
Unrealized depreciation on OTC swap agreements	3,990,028	—	—	—
Payable to affiliates	2,272,523	420,151	2,890,545	972,672
Payable for cash collateral for futures	646,986	—	—	—
Payable for derivatives collateral (Note 2)	21,070,000	—	—	—
Other accrued expenses and liabilities	186,144	—	—	31,100
Written options, at fair valueˆ	1,012,972	—	23,229,043	—
Total liabilities	2,078,915,021	14,447,762	70,670,640	13,555,762
NET ASSETS	$3,479,575,655	$636,553,905	$4,077,741,485	$1,438,586,193
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,152,055,509	$768,614,428	$3,451,410,198	$1,352,260,617
Undistributed net investment income	156,140,441	4,141,705	42,721,589	18,186,310
Accumulated net realized gain (loss)	(9,963,646)	(150,570,308)	318,846,640	(73,990,223)
Net unrealized appreciation	181,343,351	14,368,080	264,763,058	142,129,489
NET ASSETS	$3,479,575,655	$636,553,905	$4,077,741,485	$1,438,586,193
____________________
+ Including securities loaned at value	$37,589,244	$8,128,909	$19,806,777	$5,697,133
* Cost of investments in securities	$4,188,650,799	$610,979,210	$3,107,833,758	$1,250,498,327
** Cost of short-term investments	$41,046,651	$12,807,219	$711,770,029	$49,197,259
*** Cost of foreign currencies	$2,703,830	$—	$—	$12,251
**** Cost of foreign cash collateral for futures	$4,930	$—	$—	$—
ˆ Premiums received on written options	$11,660,094	$—	$18,624,589	$—
ˆˆ Proceeds from sales commitments	$107,643,045	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING PIMCO Total Return Bond Portfolio	ING Pioneer Mid Cap Value Portfolio	ING T. Rowe Price Capital Appreciation Portfolio	ING T. Rowe Price Equity Income Portfolio
Class ADV
Net assets	$146,580,699	$3,985,090	$155,772,797	$39,952,737
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,454,583	376,536	6,503,195	3,262,956
Net asset value and redemption price per share	$11.77	$10.58	$23.95	$12.24

Class I
Net assets	$330,699,087	$170,876,312	$491,850,661	$365,951,638
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	27,115,014	15,828,612	20,103,342	29,562,714
Net asset value and redemption price per share	$12.20	$10.80	$24.47	$12.38

Class S
Net assets	$2,936,912,116	$461,534,731	$3,348,054,329	$938,052,662
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	241,093,470	42,803,690	136,885,470	75,762,474
Net asset value and redemption price per share	$12.18	$10.78	$24.46	$12.38

Class S2
Net assets	$65,383,753	$157,772	$82,063,698	$94,629,156
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,400,957	14,540	3,370,896	7,701,028
Net asset value and redemption price per share	$12.11	$10.85	$24.34	$12.29

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

ING T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at fair value+*	$220,295,108
Short-term investments at fair value**	10,571,231
Total Investments at fair value	$230,866,339
Cash	918,857
Foreign currencies at value***	184,016
Receivables:
Investments securities sold	1,210,604
Fund shares sold	131,817
Dividends	647,777
Interest	6
Foreign tax reclaims	172,033
Prepaid expenses	1,202
Total assets	234,132,651

LIABILITIES:
Payable for investment securities purchased	1,371,207
Payable for fund shares redeemed	105,762
Payable upon receipt of securities loaned	6,396,579
Payable to affiliates	151,473
Payable for trustee fees	1,165
Other accrued expenses and liabilities	172,546
Total liabilities	8,198,732
NET ASSETS	$225,933,919

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$368,151,069
Undistributed net investment income	2,869,193
Accumulated net realized loss	(130,454,744)
Net unrealized depreciation	(14,631,599)
NET ASSETS	$225,933,919
____________________
+ Including securities loaned at value	$6,105,222
* Cost of investments in securities	$234,914,266
** Cost of short-term investments	$10,571,231
*** Cost of foreign currencies	$182,697

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING T. Rowe Price International Stock Portfolio
Class ADV
Net assets	$5,786,891
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	551,771
Net asset value and redemption price per share	$10.49

Class I
Net assets	$51,920,232
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	4,951,729
Net asset value and redemption price per share	$10.49

Class S
Net assets	$168,226,796
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	16,127,151
Net asset value and redemption price per share	$10.43

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Artio Foreign Portfolio	ING BlackRock Health Sciences Opportunities Portfolio	ING Clarion Global Real Estate Portfolio	ING FMRSM Diversified Mid Cap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,775,177	$1,873,324	$5,575,430	$7,358,626
Interest, net of foreign taxes withheld*	21,790	161	—	1,713
Securities lending income, net	278,715	56,186	153,006	135,708
Total investment income	8,075,682	1,929,671	5,728,436	7,496,047

EXPENSES:
Investment management fees	—	—	1,382,234	—
Unified fees	2,334,822	812,983	—	3,640,464
Distribution and service fees:
Class ADV	5,168	249	43,741	212,321
Class S	547,882	264,218	204,183	1,179,156
Class S2	83,550	—	4,678	166,031
Transfer agent fees	—	—	841	—
Administrative service fees	—	—	174,340	—
Shareholder reporting expense	—	—	81,750	—
Professional fees	—	—	17,428	—
Custody and accounting expense	—	—	85,494	—
Miscellaneous expense	—	—	7,415	—
Trustee fees and expenses	12,134	4,803	10,518	26,663
Interest expense	—	—	4,746	—
Total expenses	2,983,556	1,082,253	2,017,368	5,224,635
Net waived and reimbursed fees	(17,743)	(50)	(220,067)	(75,670)
Brokerage commission recapture	(1,042)	—	—	—
Net expenses	2,964,771	1,082,203	1,797,301	5,148,965
Net investment income	5,110,911	847,468	3,931,135	2,347,082

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(13,595,105)	7,429,005	30,069,400	77,319,165
Foreign currency related transactions	(861,022)	(17,718)	(26,626)	(71,756)
Futures	658,259	—	—	—
Net realized gain (loss)	(13,797,868)	7,411,287	30,042,774	77,247,409
Net change in unrealized appreciation (depreciation) on:
Investments	31,632,596	14,769,941	15,457,102	(4,374,875)
Foreign currency related transactions	(317,188)	121,041	2,483	6,549
Futures	290,203	—	—	—
Net change in unrealized appreciation (depreciation)	31,605,611	14,890,982	15,459,585	(4,368,326)
Net realized and unrealized gain	17,807,743	22,302,269	45,502,359	72,879,083
Increase in net assets resulting from operations	$22,918,654	$23,149,737	$49,433,494	$75,226,165
____________________
* Foreign taxes withheld	$838,948	$81,416	$358,965	$161,630

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Global Resources Portfolio	ING Invesco Van Kampen Growth and Income Portfolio	ING JPMorgan Emerging Markets Equity Portfolio	ING Liquid Assets Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,288,612	$6,952,613	$11,620,175	$10,381
Interest	—	—	—	2,450,309
Securities lending income, net	120,033	56,788	147,018	1,115
Total investment income	7,408,645	7,009,401	11,767,193	2,461,805

EXPENSES:
Unified fees	2,787,578	1,796,840	5,765,418	1,743,302
Distribution and service fees:
Class ADV	462,557	35,320	130,105	—
Class S	858,597	618,353	796,555	1,184,588
Class S2	59,971	115,251	67,910	570,585
Trustee fees and expenses	21,183	12,632	22,877	32,353
Interest expense	754	—	16,246	—
Total expenses	4,190,640	2,578,396	6,799,111	3,530,828
Net waived and reimbursed fees	(104,506)	(30,114)	(39,603)	(1,125,715)
Brokerage commission recapture	—	(15,001)	—	—
Net expenses	4,086,134	2,533,281	6,759,508	2,405,113
Net investment income	3,322,511	4,476,120	5,007,685	56,692

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,883,076	8,209,457	10,361,011	57,255
Foreign currency related transactions	11,319	882,286	(462,046)	—
Net realized gain	2,894,395	9,091,743	9,898,965	57,255
Net change in unrealized appreciation (depreciation) on:
Investments	(89,613,623)	27,820,635	29,547,284	—
Foreign currency related transactions	21,521	(814,557)	122,544	—
Net change in unrealized appreciation (depreciation)	(89,592,102)	27,006,078	29,669,828	—
Net realized and unrealized gain (loss)	(86,697,707)	36,097,821	39,568,793	57,255
Increase (decrease) in net assets resulting from operations	$(83,375,196)	$40,573,941	$44,576,478	$113,947
____________________
* Foreign taxes withheld	$454,323	$58,546	$837,149	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Marsico Growth Portfolio	ING MFS Total Return Portfolio	ING MFS Utilities Portfolio	ING Morgan Stanley Global Franchise Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,438,184	$6,959,308	$11,370,257	$10,494,053
Interest, net of foreign taxes withheld*	—	6,470,805	447,991	—
Securities lending income, net	57,158	36,179	—	143,720
Total investment income	4,495,342	13,466,292	11,818,248	10,637,773

EXPENSES:
Investment management fees	—	—	1,739,746	2,083,566
Unified fees	2,776,684	3,092,941	—	—
Distribution and service fees:
Class ADV	18,582	21,188	84,553	51,930
Class S	628,114	919,156	690,082	450,919
Class S2	43,563	79,419	585	152,013
Transfer agent fees	—	—	395	—
Administrative service fees	—	—	289,954	—
Shareholder reporting expense	—	—	65,156	—
Professional fees	—	—	24,174	—
Custody and accounting expense	—	—	111,402	—
Miscellaneous expense	—	—	10,771	—
Trustee fees and expenses	15,393	20,439	17,493	9,751
Interest expense	156	38	370	—
Total expenses	3,482,492	4,133,181	3,034,681	2,748,179
Net waived and reimbursed fees	(12,429)	(20,121)	(17,028)	(40,788)
Brokerage commission recapture	—	(3,880)	(10,200)	—
Net expenses	3,470,063	4,109,180	3,007,453	2,707,391
Net investment income	1,025,279	9,357,112	8,810,795	7,930,382

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	34,520,342	15,422,244	30,182,614	10,050,004
Foreign currency related transactions	(2,987)	(823)	2,632,185	30,688
Net realized gain	34,517,355	15,421,421	32,814,799	10,080,692
Net change in unrealized appreciation (depreciation) on:
Investments	19,633,576	21,158,446	(12,238,742)	15,664,072
Foreign currency related transactions	(833)	3,345	(1,597,885)	(14,951)
Short sales	—	—	(9,413)	—
Net change in unrealized appreciation (depreciation)	19,632,743	21,161,791	(13,846,040)	15,649,121
Net realized and unrealized gain	54,150,098	36,583,212	18,968,759	25,729,813
Increase in net assets resulting from operations	$55,175,377	$45,940,324	$27,779,554	$33,660,195
____________________
* Foreign taxes withheld	$—	$76,088	$882,589	$471,120

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING PIMCO Total Return Bond Portfolio	ING Pioneer Mid Cap Value Portfolio	ING T. Rowe Price Capital Appreciation Portfolio	ING T. Rowe Price Equity Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,577,067	$6,051,910	$25,619,527	$20,813,247
Interest	54,078,969	—	24,462,411	404
Securities lending income, net	89,930	13,010	94,005	231,243
Total investment income	55,745,966	6,064,920	50,175,943	21,044,894

EXPENSES:
Unified fees	9,267,983	2,136,966	13,023,103	4,656,780
Distribution and service fees:
Class ADV	487,942	16,197	546,855	146,496
Class S	3,522,218	614,787	4,197,594	1,197,374
Class S2	162,041	224	204,119	226,306
Trustee fees and expenses	86,800	15,449	91,243	32,577
Interest expense	3,238	—	127	—
Total expenses	13,530,222	2,783,623	18,063,041	6,259,533
Net waived and reimbursed fees	(156,021)	(3,284)	(150,195)	(74,560)
Brokerage commission recapture	—	(57,932)	(22,837)	(2,820)
Net expenses	13,374,201	2,722,407	17,890,009	6,182,153
Net investment income	42,371,765	3,342,513	32,285,934	14,862,741

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	24,131,441	16,495,674	200,241,600	31,223,598
Foreign currency related transactions	17,034,984	—	363,836	437
Futures	9,327,586	—	—	—
Swaps	21,826,578	—	—	—
Written options	5,074,345	—	8,565,365	—
Net realized gain	77,394,934	16,495,674	209,170,801	31,224,035
Net change in unrealized appreciation (depreciation) on:
Investments	73,676,313	13,038,530	33,007,566	68,727,405
Foreign currency related transactions	(15,470,021)	—	(1,597)	6,364
Futures	(5,803,390)	—	—	—
Swaps	(13,082,183)	—	—	—
Written options	477,834	—	(9,573,008)	—
Sales commitments	1,287,886	—	—	—
Net change in unrealized appreciation (depreciation)	41,086,439	13,038,530	23,432,961	68,733,769
Net realized and unrealized gain	118,481,373	29,534,204	232,603,762	99,957,804
Increase in net assets resulting from operations	$160,853,138	$32,876,717	$264,889,696	$114,820,545
____________________
* Foreign taxes withheld	$—	$37,409	$30,108	$175,371

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

ING T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,167,484
Interest	49
Securities lending income, net	80,469
Total investment income	3,248,002

EXPENSES:
Investment management fees	625,596
Distribution and service fees:
Class ADV	19,370
Class S	215,259
Transfer agent fees	273
Administrative service fees	115,850
Shareholder reporting expense	31,702
Professional fees	12,388
Custody and accounting expense	100,256
Trustee fees	6,989
Miscellaneous expense	3,735
Total expenses	1,131,418
Net waived and reimbursed fees	(3,874)
Net expenses	1,127,544
Net investment income	2,120,458

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(6,649,676)
Foreign currency related transactions	(96,488)
Net realized loss	(6,746,164)
Net change in unrealized appreciation (depreciation) on:
Investments	16,139,155
Foreign currency related transactions	29,477
Net change in unrealized appreciation (depreciation)	16,168,632
Net realized and unrealized gain	9,422,468
Increase in net assets resulting from operations	$11,542,926
____________________
* Foreign taxes withheld	$240,647

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Artio Foreign Portfolio		ING BlackRock Health Sciences Opportunities Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$5,110,911	$4,274,022	$847,468	$44,543
Net realized gain (loss)	(13,797,868)	37,705,564	7,411,287	26,299,941
Net change in unrealized appreciation (depreciation)	31,605,611	(179,940,256)	14,890,982	(19,424,238)
Increase (decrease) in net assets resulting from operations	22,918,654	(137,960,670)	23,149,737	6,920,246

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(31,362)	—	(100)
Class I	—	(846,861)	—	(45,950)
Class S	—	(10,139,159)	—	(1,090,103)
Class S2	—	(703,066)	—	—
Total distributions	—	(11,720,448)	—	(1,136,153)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,042,593	31,282,835	13,916,192	62,818,911
Reinvestment of distributions	—	11,720,448	—	1,136,146
	18,042,593	43,003,283	13,916,192	63,955,057
Cost of shares redeemed	(54,837,129)	(429,857,777)	(20,198,772)	(59,430,884)
Net increase (decrease) in net assets resulting from capital share transactions	(36,794,536)	(386,854,494)	(6,282,580)	4,524,173
Net increase (decrease) in net assets	(13,875,882)	(536,535,612)	16,867,157	10,308,266
NET ASSETS:
Beginning of year or period	486,093,794	1,022,629,406	205,885,226	195,576,960
End of year or period	$472,217,912	$486,093,794	$222,752,383	$205,885,226
Undistributed net investment income at end of year or period	$7,728,830	$2,617,919	$1,905,153	$1,057,685

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Clarion Global Real Estate Portfolio		ING FMRSM Diversified Mid Cap Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$3,931,135	$7,499,997	$2,347,082	$301,586
Net realized gain	30,042,774	20,058,701	77,247,409	179,392,129
Net change in unrealized appreciation (depreciation)	15,459,585	(46,776,635)	(4,368,326)	(319,268,303)
Increase (decrease) in net assets resulting from operations	49,433,494	(19,217,937)	75,226,165	(139,574,588)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(329,550)	—	(91,000)
Class I	—	(8,007,773)	—	(171,393)
Class S	—	(6,022,964)	—	(2,105,717)
Class S2	—	(67,565)	—	(140,382)
Total distributions	—	(14,427,852)	—	(2,508,492)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,675,248	69,943,030	33,375,480	99,861,773
Reinvestment of distributions	—	14,427,852	—	2,508,492
	17,675,248	84,370,882	33,375,480	102,370,265
Cost of shares redeemed	(170,687,206)	(92,067,517)	(104,032,022)	(267,631,081)
Net decrease in net assets resulting from capital share transactions	(153,011,958)	(7,696,635)	(70,656,542)	(165,260,816)
Net increase (decrease) in net assets	(103,578,464)	(41,342,424)	4,569,623	(307,343,896)

NET ASSETS:
Beginning of year or period	376,387,317	417,729,741	1,093,117,802	1,400,461,698
End of year or period	$272,808,853	$376,387,317	$1,097,687,425	$1,093,117,802
Undistributed (distributions in excess of) net investment income at end of year or period	$5,760,559	$1,829,424	$2,331,962	$(15,120)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Global Resources Portfolio		ING Invesco Van Kampen Growth and Income Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$3,322,511	$6,259,867	$4,476,120	$8,417,432
Net realized gain	2,894,395	48,917,772	9,091,743	16,736,278
Net change in unrealized appreciation (depreciation)	(89,592,102)	(155,280,754)	27,006,078	(36,727,852)
Increase (decrease) in net assets resulting from operations	(83,375,196)	(100,103,115)	40,573,941	(11,574,142)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(864,812)	—	(123,925)
Class I	—	(334,756)	—	(132,295)
Class S	—	(4,594,682)	—	(6,322,546)
Class S2	—	(116,397)	—	(525,195)
Total distributions	—	(5,910,647)	—	(7,103,961)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	32,656,852	209,266,379	29,685,529	46,372,446
Reinvestment of distributions	—	5,910,647	—	7,103,961
	32,656,852	215,177,026	29,685,529	53,476,407
Cost of shares redeemed	(90,942,741)	(211,107,601)	(57,439,414)	(137,173,291)
Net increase (decrease) in net assets resulting from capital share transactions	(58,285,889)	4,069,425	(27,753,885)	(83,696,884)
Net increase (decrease) in net assets	(141,661,085)	(101,944,337)	12,820,056	(102,374,987)

NET ASSETS:
Beginning of year or period	903,815,894	1,005,760,231	537,144,681	639,519,668
End of year or period	$762,154,809	$903,815,894	$549,964,737	$537,144,681
Undistributed net investment income at end of year or period	$9,552,013	$6,229,502	$13,746,923	$9,270,803

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Emerging Markets Equity Portfolio		ING Liquid Assets Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$5,007,685	$7,230,890	$56,692	$14,567
Net realized gain	9,898,965	24,757,784	57,255	211,304
Net change in unrealized appreciation (depreciation)	29,669,828	(244,696,015)	—	—
Increase (decrease) in net assets resulting from operations	44,576,478	(212,707,341)	113,947	225,871

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(308,395)	—	—
Class I	—	(3,537,382)	(56,692)	(14,524)
Class S	—	(5,792,022)	—	—
Class S2	—	(215,061)	—	—
Net realized gains:
Class ADV	—	(1,107,987)	—	—
Class I	—	(10,446,424)	—	(36,431)
Class S	—	(22,499,651)	—	(316,972)
Class S2	—	(1,022,795)	—	(61,016)
Total distributions	—	(44,929,717)	(56,692)	(428,943)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,234,851	215,332,170	149,033,943	843,033,395
Reinvestment of distributions	—	44,929,717	56,692	428,943
	79,234,851	260,261,887	149,090,635	843,462,338
Cost of shares redeemed	(161,731,105)	(235,916,985)	(312,800,663)	(903,556,216)
Net increase (decrease) in net assets resulting from capital share transactions	(82,496,254)	24,344,902	(163,710,028)	(60,093,878)
Net decrease in net assets	(37,919,776)	(233,292,156)	(163,652,773)	(60,296,950)

NET ASSETS:
Beginning of year or period	854,206,055	1,087,498,211	1,412,510,755	1,472,807,705
End of year or period	$816,286,279	$854,206,055	$1,248,857,982	$1,412,510,755
Undistributed (distributions in excess of) net investment income at end of year or period	$4,992,849	$(14,836)	$43	$43

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Marsico Growth Portfolio		ING MFS Total Return Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$1,025,279	$2,733,738	$9,357,112	$20,868,864
Net realized gain	34,517,355	104,602,766	15,421,421	28,869,985
Net change in unrealized appreciation (depreciation)	19,632,743	(117,920,534)	21,161,791	(33,243,725)
Increase (decrease) in net assets resulting from operations	55,175,377	(10,584,030)	45,940,324	16,495,124

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(2,852)	—	(117,700)
Class I	—	(820,810)	—	(3,082,194)
Class S	—	(1,246,682)	—	(18,921,757)
Class S2	—	(16,963)	—	(779,681)
Total distributions	—	(2,087,307)	—	(22,901,332)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	37,657,146	72,436,200	17,435,722	27,028,774
Reinvestment of distributions	—	2,087,307	—	22,901,332
	37,657,146	74,523,507	17,435,722	49,930,106
Cost of shares redeemed	(99,488,124)	(251,989,477)	(66,617,405)	(177,452,687)
Net decrease in net assets resulting from capital share transactions	(61,830,978)	(177,465,970)	(49,181,683)	(127,522,581)
Net decrease in net assets	(6,655,601)	(190,137,307)	(3,241,359)	(133,928,789)

NET ASSETS:
Beginning of year or period	634,832,467	824,969,774	875,127,045	1,009,055,834
End of year or period	$628,176,866	$634,832,467	$871,885,686	$875,127,045
Undistributed net investment income at end of year or period	$3,745,985	$2,720,706	$30,627,697	$21,270,585

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MFS Utilities Portfolio		ING Morgan Stanley Global Franchise Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$8,810,795	$17,720,947	$7,930,382	$7,365,579
Net realized gain	32,814,799	36,573,102	10,080,692	30,242,907
Net change in unrealized appreciation (depreciation)	(13,846,040)	(20,699,430)	15,649,121	(3,235,509)
Increase in net assets resulting from operations	27,779,554	33,594,619	33,660,195	34,372,977

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(598,574)	—	(159,907)
Class I	—	(171,783)	—	—
Class S	—	(19,223,523)	—	(7,890,976)
Class S2	—	(4,863)	—	(1,362,655)
Total distributions	—	(19,998,743)	—	(9,413,538)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,547,118	94,452,700	23,041,391	73,166,369
Reinvestment of distributions	—	19,998,743	—	9,413,538
	25,547,118	114,451,443	23,041,391	82,579,907
Cost of shares redeemed	(55,367,718)	(72,110,458)	(25,849,619)	(96,600,349)
Net increase (decrease) in net assets resulting from capital share transactions	(29,820,600)	42,340,985	(2,808,228)	(14,020,442)
Net increase (decrease) in net assets	(2,041,046)	55,936,861	30,851,967	10,938,997

NET ASSETS:
Beginning of year or period	582,501,472	526,564,611	408,012,527	397,073,530
End of year or period	$580,460,426	$582,501,472	$438,864,494	$408,012,527
Undistributed net investment income at end of year or period	$11,300,420	$2,489,625	$15,262,919	$7,332,537

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING PIMCO Total Return Bond Portfolio		ING Pioneer Mid Cap Value Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$42,371,765	$92,955,474	$3,342,513	$9,864,258
Net realized gain (loss)	77,394,934	(32,498,800)	16,495,674	41,349,309
Net change in unrealized appreciation (depreciation)	41,086,439	50,202,445	13,038,530	(120,936,077)
Increase (decrease) in net assets resulting from operations	160,853,138	110,659,119	32,876,717	(69,722,510)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4,315,820)	—	(40,398)
Class I	—	(14,945,667)	—	(2,949,789)
Class S	—	(120,677,898)	—	(6,661,105)
Class S2	—	(2,787,312)	—	(657)
Net realized gains:
Class ADV	—	(4,008,354)	—	—
Class I	—	(13,509,577)	—	—
Class S	—	(116,502,842)	—	—
Class S2	—	(2,795,755)	—	—
Total distributions	—	(279,543,225)	—	(9,651,949)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	335,953,796	986,592,754	19,338,978	113,126,543
Reinvestment of distributions	—	279,543,225	—	9,651,949
	335,953,796	1,266,135,979	19,338,978	122,778,492
Cost of shares redeemed	(395,554,207)	(1,248,246,328)	(62,531,823)	(280,762,907)
Net increase (decrease) in net assets resulting from capital share transactions	(59,600,411)	17,889,651	(43,192,845)	(157,984,415)
Net increase (decrease) in net assets	101,252,727	(150,994,455)	(10,316,128)	(237,358,874)

NET ASSETS:
Beginning of year or period	3,378,322,928	3,529,317,383	646,870,033	884,228,907
End of year or period	$3,479,575,655	$3,378,322,928	$636,553,905	$646,870,033
Undistributed net investment income at end of year or period	$156,140,441	$113,768,676	$4,141,705	$799,192

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Capital Appreciation Portfolio		ING T. Rowe Price Equity Income Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$32,285,934	$66,996,615	$14,862,741	$28,404,158
Net realized gain	209,170,801	312,366,385	31,224,035	38,770,163
Net change in unrealized appreciation (depreciation)	23,432,961	(265,511,038)	68,733,769	(77,331,315)
Increase (decrease) in net assets resulting from operations	264,889,696	113,851,962	114,820,545	(10,156,994)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(2,127,147)	—	(632,722)
Class I	—	(9,393,491)	—	(8,283,032)
Class S	—	(60,881,934)	—	(18,843,238)
Class S2	—	(1,345,421)	—	(1,566,631)
Total distributions	—	(73,747,993)	—	(29,325,623)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	157,998,472	402,404,516	79,022,096	170,077,939
Proceeds from shares issued in merger (Note 13)	—	—	—	43,172,801
Reinvestment of distributions	—	73,747,993	—	29,325,623
	157,998,472	476,152,509	79,022,096	242,576,363
Cost of shares redeemed	(205,659,893)	(660,439,672)	(153,571,526)	(316,543,421)
Net decrease in net assets resulting from capital share transactions	(47,661,421)	(184,287,163)	(74,549,430)	(73,967,058)
Net increase (decrease) in net assets	217,228,275	(144,183,194)	40,271,115	(113,449,675)

NET ASSETS:
Beginning of year or period	3,860,513,210	4,004,696,404	1,398,315,078	1,511,764,753
End of year or period	$4,077,741,485	$3,860,513,210	$1,438,586,193	$1,398,315,078
Undistributed net investment income at end of year or period	$42,721,589	$10,435,655	$18,186,310	$3,323,569

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$2,120,458	$2,971,407
Net realized gain (loss)	(6,746,164)	36,972,479
Net change in unrealized appreciation (depreciation)	16,168,632	(70,344,416)
Increase (decrease) in net assets resulting from operations	11,542,926	(30,400,530)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(171,306)
Class I	—	(2,029,044)
Class S	—	(6,608,852)
Class S2	—	(6,321)
Total distributions	—	(8,815,523)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,317,176	20,757,408
Reinvestment of distributions	—	8,815,523
	18,317,176	29,572,931
Cost of shares redeemed	(17,087,537)	(178,951,602)
Net increase (decrease) in net assets resulting from capital share transactions	1,229,639	(149,378,671)
Net increase (decrease) in net assets	12,772,565	(188,594,724)

NET ASSETS:
Beginning of year or period	213,161,354	401,756,078
End of year or period	$225,933,919	$213,161,354
Undistributed net investment income at end of year or period	$2,869,193	$748,735

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Artio Foreign Portfolio
Class ADV
06-30-12	8.84	0.07	•	0.31	0.38	—	—	—	—	—	9.22	4.30	1.68	1.53		1.53		1.43		1,082	34
12-31-11	11.51	0.03	•	(2.55)	(2.52)	0.15	—	—	0.15	—	8.84	(22.15)	1.68	1.53		1.52		0.27		1,908	64
12-31-10	10.81	0.04		0.66	0.70	—	—	—	—	—	11.51	6.48	1.65	1.50	†	1.49	†	0.45	†	3,730	135
12-31-09	9.18	0.12	•	1.69	1.81	0.18	—	—	0.18	—	10.81	20.12	1.64	1.48	†	1.48	†	1.28	†	1,707	179
12-31-08	18.22	0.21	•	(7.71)	(7.50)	—	1.54	—	1.54	—	9.18	(43.95)	1.62	1.47	†	1.47	†	1.45	†	1,372	138
12-31-07	16.81	0.01		2.66	2.67	0.05	1.21	—	1.26	—	18.22	16.04	1.62	1.47		1.47		0.08		6,491	77
Class I
06-30-12	8.97	0.12		0.29	0.41	—	—	—	—	—	9.38	4.57	0.93	0.93		0.93		2.31		29,306	34
12-31-11	11.68	0.09	•	(2.57)	(2.48)	0.23	—	—	0.23	—	8.97	(21.63)	0.93	0.93		0.92		0.75		31,163	64
12-31-10	10.90	0.13		0.65	0.78	—	—	—	—	—	11.68	7.16	0.90	0.90	†	0.89	†	1.23	†	319,125	135
12-31-09	9.40	0.21	•	1.67	1.88	0.38	—	—	0.38	—	10.90	20.77	0.89	0.88	†	0.88	†	2.25	†	275,235	179
12-31-08	18.48	0.28	•	(7.82)	(7.54)	—	1.54	—	1.54	—	9.40	(43.53)	0.87	0.87	†	0.87	†	2.03	†	821,760	138
12-31-07	16.94	0.21		2.59	2.80	0.05	1.21	—	1.26	—	18.48	16.74	0.87	0.87		0.87		1.30		1,259,238	77
Class S
06-30-12	8.87	0.10		0.29	0.39	—	—	—	—	—	9.26	4.40	1.18	1.18		1.18		2.02		410,016	34
12-31-11	11.55	0.08		(2.56)	(2.48)	0.20	—	—	0.20	—	8.87	(21.83)	1.18	1.18		1.17		0.61		421,575	64
12-31-10	10.81	0.11		0.63	0.74	—	—	—	—	—	11.55	6.85	1.15	1.15	†	1.14	†	1.00	†	651,993	135
12-31-09	9.32	0.16		1.67	1.83	0.34	—	—	0.34	—	10.81	20.37	1.14	1.13	†	1.13	†	1.62	†	740,140	179
12-31-08	18.39	0.26		(7.79)	(7.53)	—	1.54	—	1.54	—	9.32	(43.69)	1.12	1.12	†	1.12	†	1.87	†	616,030	138
12-31-07	16.87	0.19	•	2.56	2.75	0.02	1.21	—	1.23	—	18.39	16.47	1.12	1.12		1.12		1.05		1,083,647	77
Class S2
06-30-12	8.82	0.09		0.29	0.38	—	—	—	—	—	9.20	4.31	1.43	1.33		1.33		1.90		31,815	34
12-31-11	11.49	0.06		(2.54)	(2.48)	0.19	—	—	0.19	—	8.82	(21.97)	1.43	1.33		1.32		0.47		31,448	64
12-31-10	10.76	0.09		0.64	0.73	—	—	—	—	—	11.49	6.78	1.40	1.30	†	1.29	†	0.84	†	47,781	135
12-31-09	9.27	0.14	•	1.66	1.80	0.31	—	—	0.31	—	10.76	20.14	1.39	1.28	†	1.28	†	1.47	†	49,614	179
12-31-08	18.32	0.24		(7.75)	(7.51)	—	1.54	—	1.54	—	9.27	(43.76)	1.37	1.27	†	1.27	†	1.69	†	41,667	138
12-31-07	16.83	0.17		2.53	2.70	—	1.21	—	1.21	—	18.32	16.23	1.37	1.27		1.27		0.96		83,194	77
ING BlackRock Health Sciences Opportunities Portfolio
Class ADV
06-30-12	11.16	0.01		1.23	1.24	—	—	—	—	—	12.40	11.11	1.50	1.35		1.35		0.45		72	70
12-31-11	10.76	(0.01)		0.49	0.48	0.08	—	—	0.08	—	11.16	4.39	1.50	1.35		1.34		(0.01)		50	176
12-31-10	10.13	0.03		0.60	0.63	—	—	—	—	—	10.76	6.22	1.50	1.35	†	1.34	†	0.32	†	1	60
12-31-09	8.47	(0.03)		1.69	1.66	—	—	—	—	—	10.13	19.60	1.51	1.35		1.34		(0.38)		1	56
12-31-08	12.64	(0.07)		(3.48)	(3.55)	—	0.62	—	0.62	—	8.47	(29.14)	1.50	1.35	†	1.34	†	(0.62	) †	1	56
12-31-07	12.17	(0.02)		0.99	0.97	0.04	0.46	—	0.50	—	12.64	8.13	1.50	1.35		1.33		(0.16)		1	81
Class I
06-30-12	11.58	0.06	•	1.27	1.33	—	—	—	—	—	12.91	11.49	0.75	0.75		0.75		1.00		6,257	70
12-31-11	11.09	0.03	•	0.54	0.57	0.08	—	—	0.08	—	11.58	5.12	0.75	0.75		0.74		0.26		4,352	176
12-31-10	10.34	0.08	•	0.67	0.75	—	—	—	—	—	11.09	7.25	0.75	0.75	†	0.74	†	0.74	†	4,640	60
12-31-09	8.59	0.01		1.74	1.75	—	—	—	—	—	10.34	20.37	0.76	0.75		0.74		0.17		7,890	56
12-31-08	12.75	0.01		(3.50)	(3.49)	0.05	0.62	—	0.67	—	8.59	(28.49)	0.75	0.75	†	0.74	†	0.11	†	5,626	56
12-31-07	12.20	0.04		1.01	1.05	0.04	0.46	—	0.50	—	12.75	8.78	0.75	0.75		0.73		0.37		4,857	81
Class S
06-30-12	11.48	0.05		1.25	1.30	—	—	—	—	—	12.78	11.32	1.00	1.00		1.00		0.78		216,423	70
12-31-11	11.01	(0.00	)*	0.53	0.53	0.06	—	—	0.06	—	11.48	4.76	1.00	1.00		0.99		0.02		201,483	176
12-31-10	10.29	0.06		0.66	0.72	—	—	—	—	—	11.01	7.00	1.00	1.00	†	0.99	†	0.57	†	190,935	60
12-31-09	8.57	(0.01)		1.73	1.72	—	—	—	—	—	10.29	20.07	1.01	1.00		0.99		(0.07)		202,164	56
12-31-08	12.72	(0.01)		(3.50)	(3.51)	0.02	0.62	—	0.64	—	8.57	(28.68)	1.00	1.00	†	0.99	†	(0.08	) †	181,234	56
12-31-07	12.17	0.02		1.01	1.03	0.02	0.46	—	0.48	—	12.72	8.56	1.00	1.00		0.98		0.14		219,634	81

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Clarion Global Real Estate Portfolio
Class ADV
06-30-12	8.79	0.10		1.04	1.14	—	—	—	—	—	9.93	12.97	1.76	1.49		1.49		2.06		12,040	24
12-31-11	9.64	0.14	•	(0.64)	(0.50)	0.35	—	—	0.35	—	8.79	(5.62)	1.72	1.49		1.49		1.46		10,225	34
12-31-10	9.22	0.13	•	1.15	1.28	0.86	—	—	0.86	—	9.64	15.61	1.73	1.49	†	1.49	†	1.39	†	5,304	56
12-31-09	7.07	0.18		2.10	2.28	0.13	—	—	0.13	—	9.22	32.88	1.76	1.49	†	1.49	†	2.36	†	1	76
12-31-08	12.08	0.19		(5.20)	(5.01)	—	—	—	—	—	7.07	(41.47)	1.72	1.50	†	1.50	†	1.79	†	1	53
12-31-07	13.34	0.07	•	(1.08)	(1.01)	0.20	0.01	0.04	0.25	—	12.08	(7.63)	1.72	1.50		1.50		0.50		1	58
Class I
06-30-12	8.93	0.10	•	1.10	1.20	—	—	—	—	—	10.13	13.44	1.01	0.89		0.89		2.15		92,475	24
12-31-11	9.75	0.19		(0.65)	(0.46)	0.36	—	—	0.36	—	8.93	(5.15)	0.97	0.89		0.89		1.97		210,292	34
12-31-10	9.26	0.17	•	1.18	1.35	0.86	—	—	0.86	—	9.75	16.33	0.98	0.89	†	0.89	†	1.92	†	222,983	56
12-31-09	7.12	0.23	•	2.11	2.34	0.20	—	—	0.20	—	9.26	33.75	1.01	0.89	†	0.89	†	3.20	†	190,880	76
12-31-08	12.08	0.26	•	(5.22)	(4.96)	—	—	—	—	—	7.12	(41.06)	0.97	0.90	†	0.90	†	2.73	†	272,111	53
12-31-07	13.42	0.22	•	(1.16)	(0.94)	0.35	0.01	0.04	0.40	—	12.08	(7.03)	0.97	0.90		0.90		1.65		141,367	58
Class S
06-30-12	8.89	0.12		1.05	1.17	—	—	—	—	—	10.06	13.16	1.26	1.14		1.14		2.38		166,419	24
12-31-11	9.70	0.16	•	(0.64)	(0.48)	0.33	—	—	0.33	—	8.89	(5.30)	1.22	1.14		1.14		1.70		154,055	34
12-31-10	9.22	0.15	•	1.17	1.32	0.84	—	—	0.84	—	9.70	16.00	1.23	1.14	†	1.14	†	1.66	†	187,177	56
12-31-09	7.09	0.21		2.10	2.31	0.18	—	—	0.18	—	9.22	33.42	1.26	1.14	†	1.14	†	2.79	†	184,853	76
12-31-08	12.07	0.23	•	(5.21)	(4.98)	—	—	—	—	—	7.09	(41.26)	1.22	1.15	†	1.15	†	2.33	†	144,199	53
12-31-07	13.41	0.17	•	(1.14)	(0.97)	0.32	0.01	0.04	0.37	—	12.07	(7.29)	1.22	1.15		1.15		1.26		151,893	58
Class S2
06-30-12	8.93	0.11	•	1.06	1.17	—	—	—	—	—	10.10	13.10	1.51	1.29		1.29		2.21		1,874	24
12-31-11	9.74	0.15	•	(0.64)	(0.49)	0.32	—	—	0.32	—	8.93	(5.43)	1.47	1.29		1.29		1.55		1,815	34
12-31-10	9.26	0.14	•	1.17	1.31	0.83	—	—	0.83	—	9.74	15.77	1.48	1.29	†	1.29	†	1.51	†	2,265	56
12-31-09	7.11	0.18		2.14	2.32	0.17	—	—	0.17	—	9.26	33.26	1.51	1.29	†	1.29	†	2.62	†	2,298	76
12-31-08	12.12	0.21	•	(5.22)	(5.01)	—	—	—	—	—	7.11	(41.34)	1.47	1.30	†	1.30	†	2.02	†	1,695	53
12-31-07	13.45	0.14	•	(1.13)	(0.99)	0.29	0.01	0.04	0.34	—	12.12	(7.39)	1.47	1.30		1.30		1.04		2,736	58
ING FMRSM Diversified Mid Cap Portfolio
Class ADV
06-30-12	13.30	0.00	*	0.88	0.88	—	—	—	—	—	14.18	6.62	1.39	1.24		1.24		0.07		54,460	92
12-31-11	15.02	(0.04)		(1.65)	(1.69)	0.03	—	—	0.03	—	13.30	(11.28)	1.39	1.24		1.24		(0.30)		53,845	88
12-31-10	11.75	(0.01)		3.29	3.28	0.01	—	—	0.01	—	15.02	27.89	1.39	1.24	†	1.24	†	(0.11	) †	38,961	34
12-31-09	8.49	0.00	*	3.28	3.28	0.02	—	—	0.02	—	11.75	38.65	1.40	1.24		1.24		0.05		11,364	59
12-31-08	15.09	0.01		(5.64)	(5.63)	0.02	0.95	—	0.97	—	8.49	(39.35)	1.39	1.24	†	1.24	†	0.11	†	6,321	146
12-31-07	13.28	(0.04)		1.92	1.88	0.01	0.06	—	0.07	—	15.09	14.16	1.38	1.23		1.23		(0.22)		9,615	147
Class I
06-30-12	13.58	0.05		0.89	0.94	—	—	—	—	—	14.52	6.92	0.64	0.64		0.64		0.67		80,039	92
12-31-11	15.24	0.05		(1.68)	(1.63)	0.03	—	—	0.03	—	13.58	(10.72)	0.64	0.64		0.64		0.28		75,502	88
12-31-10	11.89	0.06		3.34	3.40	0.05	—	—	0.05	—	15.24	28.62	0.64	0.64	†	0.64	†	0.48	†	93,325	34
12-31-09	8.57	0.07	•	3.32	3.39	0.07	—	—	0.07	—	11.89	39.61	0.65	0.64		0.64		0.68		74,080	59
12-31-08	15.33	0.11		(5.77)	(5.66)	0.15	0.95	—	1.10	—	8.57	(39.02)	0.64	0.64	†	0.64	†	0.70	†	158,268	146
12-31-07	13.44	0.05	•	1.94	1.99	0.04	0.06	—	0.10	—	15.33	14.81	0.63	0.63		0.63		0.36		345,200	147
Class S
06-30-12	13.50	0.03		0.89	0.92	—	—	—	—	—	14.42	6.81	0.89	0.89		0.89		0.42		899,249	92
12-31-11	15.19	0.01		(1.67)	(1.66)	0.03	—	—	0.03	—	13.50	(10.95)	0.89	0.89		0.89		0.03		901,291	88
12-31-10	11.85	0.03		3.33	3.36	0.02	—	—	0.02	—	15.19	28.36	0.89	0.89	†	0.89	†	0.23	†	1,196,633	34
12-31-09	8.55	0.04		3.31	3.35	0.05	—	—	0.05	—	11.85	39.18	0.90	0.89		0.89		0.40		984,825	59
12-31-08	15.24	0.06		(5.71)	(5.65)	0.09	0.95	—	1.04	—	8.55	(39.14)	0.89	0.89	†	0.89	†	0.46	†	688,119	146
12-31-07	13.38	0.01		1.93	1.94	0.02	0.06	—	0.08	—	15.24	14.49	0.88	0.88		0.88		0.14		1,140,647	147

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING FMRSM Diversified Mid Cap Portfolio (continued)
Class S2
06-30-12	13.43	0.02		0.88	0.90	—		—	—	—	—	14.33	6.70	1.14	1.04		1.04		0.27		63,939	92
12-31-11	15.13	(0.02)		(1.65)	(1.67)	0.03		—	—	0.03	—	13.43	(11.06)	1.14	1.04		1.04		(0.12)		62,480	88
12-31-10	11.81	0.01		3.32	3.33	0.01		—	—	0.01	—	15.13	28.17	1.14	1.04	†	1.04	†	0.08	†	71,542	34
12-31-09	8.52	0.02		3.31	3.33	0.04		—	—	0.04	—	11.81	39.05	1.15	1.04		1.04		0.25		49,665	59
12-31-08	15.16	0.04		(5.68)	(5.64)	0.05		0.95	—	1.00	—	8.52	(39.26)	1.14	1.04	†	1.04	†	0.30	†	34,326	146
12-31-07	13.32	(0.01)		1.91	1.90	0.00	*	0.06	—	0.06	—	15.16	14.28	1.13	1.03		1.03		(0.02)		59,534	147
ING Global Resources Portfolio
Class ADV
06-30-12	18.91	0.05		(1.90)	(1.85)	—		—	—	—	—	17.06	(9.78)	1.40	1.25		1.25		0.45		105,820	25
12-31-11	21.04	0.07	•	(2.04)	(1.97)	0.16		—	—	0.16	—	18.91	(9.47)	1.40	1.25		1.25		0.37		121,833	73
12-31-10	17.55	0.06	•	3.61	3.67	0.18		—	—	0.18	—	21.04	21.26	1.40	1.25	†	1.25	†	0.33	†	20,655	45
12-31-09	12.82	0.09	•	4.65	4.74	0.01		—	—	0.01	—	17.55	36.96	1.41	1.26	†	1.26	†	0.64	†	4,007	77
12-31-08	25.93	0.09	•	(8.99)	(8.90)	0.38		3.83	—	4.21	—	12.82	(41.22)	1.39	1.24	†	1.24	†	0.46	†	1,983	85
12-31-07	21.64	0.30	•	6.51	6.81	0.03		2.49	—	2.52	—	25.93	32.81	1.39	1.24	†	1.24	†	1.26	†	1,880	166
Class I
06-30-12	19.59	0.10	•	(1.97)	(1.87)	—		—	—	—	—	17.72	(9.55)	0.65	0.65		0.65		1.05		30,921	25
12-31-11	21.67	0.19	•	(2.10)	(1.91)	0.17		—	—	0.17	—	19.59	(8.92)	0.65	0.65		0.65		0.88		37,839	73
12-31-10	18.00	0.16	•	3.73	3.89	0.22		—	—	0.22	—	21.67	21.96	0.65	0.65	†	0.65	†	0.90	†	46,813	45
12-31-09	13.14	0.19	•	4.76	4.95	0.09		—	—	0.09	—	18.00	37.87	0.66	0.66	†	0.66	†	1.25	†	29,788	77
12-31-08	26.36	0.21	•	(9.18)	(8.97)	0.42		3.83	—	4.25	—	13.14	(40.86)	0.64	0.64	†	0.64	†	0.97	†	23,664	85
12-31-07	21.84	0.32	•	6.72	7.04	0.03		2.49	—	2.52	—	26.36	33.60	0.64	0.64	†	0.64	†	1.32	†	35,734	166
Class S
06-30-12	19.43	0.09		(1.97)	(1.88)	—		—	—	—	—	17.55	(9.68)	0.90	0.90		0.90		0.81		604,145	25
12-31-11	21.50	0.13	•	(2.08)	(1.95)	0.12		—	—	0.12	—	19.43	(9.15)	0.90	0.90		0.90		0.63		719,213	73
12-31-10	17.86	0.12	•	3.69	3.81	0.17		—	—	0.17	—	21.50	21.64	0.90	0.90	†	0.90	†	0.65	†	907,755	45
12-31-09	13.03	0.15		4.73	4.88	0.05		—	—	0.05	—	17.86	37.51	0.91	0.91	†	0.91	†	1.00	†	902,260	77
12-31-08	26.19	0.16	•	(9.11)	(8.95)	0.38		3.83	—	4.21	—	13.03	(41.00)	0.89	0.89	†	0.89	†	0.74	†	691,845	85
12-31-07	21.74	0.25	•	6.69	6.94	0.00	*	2.49	—	2.49	—	26.19	33.27	0.89	0.89	†	0.89	†	1.07	†	1,039,716	166
Class S2
06-30-12	19.30	0.07		(1.95)	(1.88)	—		—	—	—	—	17.42	(9.74)	1.15	1.05		1.05		0.66		21,269	25
12-31-11	21.35	0.12		(2.08)	(1.96)	0.09		—	—	0.09	—	19.30	(9.24)	1.15	1.05		1.05		0.48		24,930	73
12-31-10	17.74	0.09	•	3.67	3.76	0.15		—	—	0.15	—	21.35	21.46	1.15	1.05	†	1.05	†	0.51	†	30,537	45
12-31-09	12.93	0.12	•	4.70	4.82	0.01		—	—	0.01	—	17.74	37.26	1.16	1.06	†	1.06	†	0.85	†	28,494	77
12-31-08	26.01	0.12		(9.04)	(8.92)	0.33		3.83	—	4.16	—	12.93	(41.09)	1.14	1.04	†	1.04	†	0.58	†	22,534	85
12-31-07	21.63	0.20		6.67	6.87	—		2.49	—	2.49	—	26.01	33.09	1.14	1.04	†	1.04	†	0.85	†	41,174	166
ING Invesco Van Kampen Growth and Income Portfolio
Class ADV
06-30-12	20.82	0.14	•	1.38	1.52	—		—	—	—	—	22.34	7.30	1.40	1.25		1.24		1.25		9,250	12
12-31-11	21.62	0.24	•	(0.78)	(0.54)	0.26		—	—	0.26	—	20.82	(2.55)	1.40	1.25		1.24		1.12		9,099	19
12-31-10	19.33	0.16	•	2.18	2.34	0.05		—	—	0.05	—	21.62	12.14	1.40	1.25	†	1.24	†	0.80	†	7,565	27
12-31-09	15.80	0.17	•	3.55	3.72	0.19		—	—	0.19	—	19.33	23.57	1.41	1.26	†	1.26	†	1.03	†	2,692	52
12-31-08	26.40	0.32	•	(8.51)	(8.19)	0.41		2.00	—	2.41	—	15.80	(32.49)	1.40	1.25		1.25		1.48		1,886	43
12-31-07	27.87	0.32	•	0.43	0.75	0.35		1.87	—	2.22	—	26.40	2.20	1.39	1.24		1.24		1.14		5,264	25
Class I
06-30-12	20.90	0.20	•	1.40	1.60	—		—	—	—	—	22.50	7.66	0.65	0.65		0.64		1.85		10,690	12
12-31-11	21.63	0.36	•	(0.77)	(0.41)	0.32		—	—	0.32	—	20.90	(1.96)	0.65	0.65		0.64		1.66		8,679	19
12-31-10	19.23	0.28	•	2.17	2.45	0.05		—	—	0.05	—	21.63	12.78	0.65	0.65	†	0.64	†	1.40	†	20,244	27
12-31-09	15.69	0.27		3.54	3.81	0.27		—	—	0.27	—	19.23	24.30	0.66	0.66	†	0.66	†	1.67	†	16,614	52
12-31-08	26.82	0.45	•	(8.59)	(8.14)	0.99		2.00	—	2.99	—	15.69	(32.08)	0.65	0.65		0.65		2.11		12,953	43
12-31-07	28.24	0.49	•	0.46	0.95	0.50		1.87	—	2.37	—	26.82	2.87	0.64	0.64		0.64		1.72		13,860	25

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions										Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Invesco Van Kampen Growth and Income Portfolio (continued)
Class S
06-30-12	20.98	0.18	•	1.39	1.57	—		—		—	—		—	22.55	7.48	0.90	0.90		0.89		1.61		484,903	12
12-31-11	21.70	0.31	•	(0.77)	(0.46)	0.26		—		—	0.26		—	20.98	(2.16)	0.90	0.90		0.89		1.43		474,352	19
12-31-10	19.34	0.23	•	2.18	2.41	0.05		—		—	0.05		—	21.70	12.50	0.90	0.90	†	0.89	†	1.16	†	559,031	27
12-31-09	15.78	0.23	•	3.56	3.79	0.23		—		—	0.23		—	19.34	24.02	0.91	0.91	†	0.91	†	1.43	†	570,662	52
12-31-08	26.84	0.45		(8.66)	(8.21)	0.85		2.00		—	2.85		—	15.78	(32.26)	0.90	0.90		0.90		1.86		499,353	43
12-31-07	28.27	0.42	•	0.45	0.87	0.43		1.87		—	2.30		—	26.84	2.59	0.89	0.88		0.88		1.49		857,470	25
Class S2
06-30-12	20.85	0.16	•	1.39	1.55	—		—		—	—		—	22.40	7.43	1.15	1.05		1.04		1.46		45,122	12
12-31-11	21.58	0.28	•	(0.78)	(0.50)	0.23		—		—	0.23		—	20.85	(2.36)	1.15	1.05		1.04		1.28		45,015	19
12-31-10	19.26	0.20	•	2.17	2.37	0.05		—		—	0.05		—	21.58	12.34	1.15	1.05	†	1.04	†	1.01	†	52,679	27
12-31-09	15.72	0.21	•	3.53	3.74	0.20		—		—	0.20		—	19.26	23.83	1.16	1.06	†	1.06	†	1.28	†	51,397	52
12-31-08	26.69	0.41		(8.60)	(8.19)	0.78		2.00		—	2.78		—	15.72	(32.36)	1.15	1.05		1.05		1.71		44,674	43
12-31-07	28.13	0.37	•	0.45	0.82	0.39		1.87		—	2.26		—	26.69	2.43	1.14	1.04		1.04		1.32		77,135	25
ING JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-12	17.48	0.07		0.82	0.89	—		—		—	—		—	18.37	5.09	2.01	1.86		1.86		0.77		33,564	5
12-31-11	22.36	0.06	•	(4.06)	(4.00)	0.19		0.69		—	0.88		—	17.48	(18.53)	2.01	1.86		1.86		0.30		29,692	19
12-31-10	20.00	(0.05)		3.75	3.70	0.12		1.22		—	1.34		—	22.36	19.87	2.01	1.86		1.86		(0.29)		26,579	13
12-31-09	11.80	0.01		8.32	8.33	0.13		—		—	0.13		—	20.00	70.91	2.01	1.86		1.86		0.15		4,140	34
12-31-08	26.43	0.25	•	(13.17)	(12.92)	0.48		1.23		—	1.71		—	11.80	(51.46)	2.00	1.85		1.85		1.27		2,318	14
12-31-07	19.42	(0.00)*•		7.33	7.33	0.27		0.05		—	0.32		—	26.43	38.02	2.00	1.85		1.85		(0.00	)*	5,040	15
Class I
06-30-12	18.01	0.11	•	0.86	0.97	—		—		—	—		—	18.98	5.39	1.26	1.26		1.26		1.13		156,346	5
12-31-11	22.92	0.20	•	(4.19)	(3.99)	0.23		0.69		—	0.92		—	18.01	(18.05)	1.26	1.26		1.26		0.95		227,942	19
12-31-10	20.38	0.09		3.83	3.92	0.16		1.22		—	1.38		—	22.92	20.63	1.26	1.26		1.26		0.46		261,290	13
12-31-09	12.03	0.13	•	8.48	8.61	0.26		—		—	0.26		—	20.38	72.16	1.26	1.26		1.26		0.86		202,720	34
12-31-08	26.85	0.36	•	(13.40)	(13.04)	0.55		1.23		—	1.78		—	12.03	(51.21)	1.25	1.25		1.25		1.86		203,797	14
12-31-07	19.61	0.16	•	7.40	7.56	0.27		0.05		—	0.32		—	26.85	38.86	1.25	1.25		1.25		0.72		333,429	15
Class S
06-30-12	17.95	0.11		0.84	0.95	—		—		—	—		—	18.90	5.29	1.51	1.51		1.51		1.10		600,838	5
12-31-11	22.85	0.14		(4.17)	(4.03)	0.18		0.69		—	0.87		—	17.95	(18.27)	1.51	1.51		1.51		0.63		570,995	19
12-31-10	20.33	0.06		3.79	3.85	0.11		1.22		—	1.33		—	22.85	20.29	1.51	1.51		1.51		0.22		764,106	13
12-31-09	12.00	0.08	•	8.46	8.54	0.21		—		—	0.21		—	20.33	71.70	1.51	1.51		1.51		0.52		786,256	34
12-31-08	26.79	0.32	•	(13.38)	(13.06)	0.50		1.23		—	1.73		—	12.00	(51.32)	1.50	1.50		1.50		1.61		464,609	14
12-31-07	19.58	0.10	•	7.39	7.49	0.23		0.05		—	0.28		—	26.79	38.53	1.50	1.50		1.50		0.45		974,312	15
Class S2
06-30-12	17.81	0.09		0.84	0.93	—		—		—	—		—	18.74	5.22	1.76	1.66		1.66		0.92		25,539	5
12-31-11	22.68	0.12		(4.15)	(4.03)	0.15		0.69		—	0.84		—	17.81	(18.40)	1.76	1.66		1.66		0.48		25,577	19
12-31-10	20.19	0.02		3.78	3.80	0.09		1.22		—	1.31		—	22.68	20.15	1.76	1.66		1.66		0.06		35,523	13
12-31-09	11.92	0.06		8.39	8.45	0.18		—		—	0.18		—	20.19	71.27	1.76	1.66		1.66		0.37		33,343	34
12-31-08	26.59	0.30	•	(13.29)	(12.99)	0.45		1.23		—	1.68		—	11.92	(51.37)	1.75	1.65		1.65		1.48		20,682	14
12-31-07	19.45	0.08		7.32	7.40	0.21		0.05		—	0.26		—	26.59	38.29	1.75	1.65		1.65		0.34		47,835	15
ING Liquid Assets Portfolio
Class I
06-30-12	1.00	0.00	*	0.00 *	0.00 *	0.00	*	—		—	0.00	*	—	1.00	0.05	0.28	0.28		0.28		0.11	*	104,594	—
12-31-11	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.04	0.27	0.25		0.25		0.01	*	111,088	—
12-31-10	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.06	0.27	0.27		0.27		0.06		129,360	—
12-31-09	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.52	0.29	0.29		0.29		0.31		153,190	—
12-31-08	1.00	0.03		0.00 *	0.03	0.03		—		—	0.03		—	1.00	2.70	0.28	0.28		0.28		2.64		204,155	—
12-31-07	1.00	0.05		(0.00)*	0.05	0.05		—		—	0.05		—	1.00	5.22	0.28	0.28		0.28		5.10		184,187	—

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions										Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Liquid Assets Portfolio (continued)
Class S
06-30-12	1.00	(0.00	)*	0.00	*	0.00 *	—		—		—	—		—	1.00	0.00	0.53	0.39		0.39		(0.00	)**	911,387	—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.52	0.26		0.26		0.00	**	1,072,086	—
12-31-10	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.00	0.52	0.33		0.33		0.00	*	1,157,898	—
12-31-09	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.31	0.54	0.51		0.51		0.10		1,610,786	—
12-31-08	1.00	0.02		0.00	*	0.02	0.02		—		—	0.02		—	1.00	2.44	0.53	0.53		0.53		2.28		2,461,486	—
12-31-07	1.00	0.05		0.00	*	0.05	0.05		—		—	0.05		—	1.00	4.96	0.53	0.53		0.53		4.85		1,136,300	—
Class S2
06-30-12	1.00	0.00	*	0.00	*	0.00 *	—		—		—	—		—	1.00	0.00	0.78	0.39		0.39		0.00	**	232,877	—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.77	0.26		0.26		0.00	**	229,337	—
12-31-10	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.00	0.77	0.34		0.34		0.00	*	185,550	—
12-31-09	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.27	0.79	0.55		0.55		0.05		134,392	—
12-31-08	1.00	0.02		0.00	*	0.02	0.02		—		—	0.02		—	1.00	2.29	0.78	0.68		0.68		2.06		171,930	—
12-31-07	1.00	0.05		0.00	*	0.05	0.05		—		—	0.05		—	1.00	4.80	0.78	0.68		0.68		4.70	*	55,304	—
ING Marsico Growth Portfolio
Class ADV
06-30-12	16.65	(0.02)		1.42		1.40	—		—		—	—		—	18.05	8.41	1.57	1.42		1.42		(0.10)		4,853	24
12-31-11	17.00	(0.01	)•	(0.33)		(0.34)	0.01		—		—	0.01		—	16.65	(2.02)	1.57	1.42		1.42		(0.07)		4,073	65
12-31-10	14.29	(0.01	)•	2.77		2.76	0.05		—		—	0.05		—	17.00	19.35	1.56	1.41	†	1.41	†	(0.10	) †	8,140	79
12-31-09	11.11	0.02	•	3.16		3.18	0.00	*	—		—	0.00	*	—	14.29	28.63	1.56	1.41	†	1.41	†	0.19	†	4,313	74
12-31-08	18.68	0.04	•	(7.61)		(7.57)	—		—		—	—		—	11.11	(40.52)	1.53	1.38	†	1.38	†	0.24	†	3,818	76
12-31-07	16.42	0.06		2.20		2.26	—		—		—	—		—	18.68	13.76	1.52	1.37		1.37		0.34		14,649	51
Class I
06-30-12	16.97	0.05	•	1.43		1.48	—		—		—	—		—	18.45	8.72	0.82	0.82		0.82		0.50		120,158	24
12-31-11	17.29	0.11		(0.35)		(0.24)	0.08		—		—	0.08		—	16.97	(1.41)	0.82	0.82		0.82		0.56		147,444	65
12-31-10	14.51	0.08		2.82		2.90	0.12		—		—	0.12		—	17.29	20.13	0.81	0.81	†	0.81	†	0.47	†	188,224	79
12-31-09	11.36	0.10	•	3.20		3.30	0.15		—		—	0.15		—	14.51	29.30	0.81	0.81	†	0.81	†	0.80	†	182,448	74
12-31-08	19.14	0.15	•	(7.80)		(7.65)	0.13		—		—	0.13		—	11.36	(40.16)	0.78	0.78	†	0.78	†	0.95	†	249,020	76
12-31-07	16.73	0.17	•	2.24		2.41	0.00	*	—		—	0.00	*	—	19.14	14.43	0.77	0.77		0.77		0.96		145,442	51
Class S
06-30-12	16.80	0.03		1.41		1.44	—		—		—	—		—	18.24	8.57	1.07	1.07		1.07		0.25		486,414	24
12-31-11	17.12	0.05	•	(0.33)		(0.28)	0.04		—		—	0.04		—	16.80	(1.66)	1.07	1.07		1.07		0.32		466,896	65
12-31-10	14.37	0.04		2.79		2.83	0.08		—		—	0.08		—	17.12	19.83	1.06	1.06	†	1.06	†	0.22	†	609,780	79
12-31-09	11.24	0.07		3.17		3.24	0.11		—		—	0.11		—	14.37	29.00	1.06	1.06	†	1.06	†	0.54	†	546,201	74
12-31-08	18.93	0.11		(7.72)		(7.61)	0.08		—		—	0.08		—	11.24	(40.31)	1.03	1.03	†	1.03	†	0.65	†	455,225	76
12-31-07	16.58	0.12		2.23		2.35	—		—		—	—		—	18.93	14.17	1.02	1.02		1.02		0.64		833,885	51
Class S2
06-30-12	16.68	0.01		1.41		1.42	—		—		—	—		—	18.10	8.51	1.32	1.22		1.22		0.10		16,752	24
12-31-11	17.00	0.04		(0.34)		(0.30)	0.02		—		—	0.02		—	16.68	(1.79)	1.32	1.22		1.22		0.17		16,419	65
12-31-10	14.28	0.02		2.76		2.78	0.06		—		—	0.06		—	17.00	19.58	1.31	1.21	†	1.21	†	0.07	†	18,825	79
12-31-09	11.16	0.05		3.16		3.21	0.09		—		—	0.09		—	14.28	28.88	1.31	1.21	†	1.21	†	0.39	†	17,478	74
12-31-08	18.79	0.08	•	(7.66)		(7.58)	0.05		—		—	0.05		—	11.16	(40.42)	1.28	1.18	†	1.18	†	0.49	†	14,280	76
12-31-07	16.48	0.09		2.22		2.31	—		—		—	—		—	18.79	14.02	1.27	1.17		1.17		0.49		26,473	51
ING MFS Total Return Portfolio
Class ADV
06-30-12	14.76	0.13	•	0.63		0.76	—		—		—	—		—	15.52	5.15	1.46	1.31		1.30		1.76		6,161	12
12-31-11	14.92	0.27	•	(0.08)		0.19	0.35		—		—	0.35		—	14.76	1.25	1.45	1.30		1.30		1.84		5,177	19
12-31-10	13.69	0.25	•	1.04		1.29	0.06		—		—	0.06		—	14.92	9.49	1.45	1.30		1.29		1.78		4,361	30
12-31-09	11.90	0.29		1.79		2.08	0.29		—		—	0.29		—	13.69	17.48	1.45	1.30		1.29		2.39		2,184	44
12-31-08	17.99	0.37	•	(4.17)		(3.80)	0.68		1.61		—	2.29		—	11.90	(22.63)	1.41	1.26		1.25		2.40		1,960	59
12-31-07	18.78	0.40		0.31		0.71	0.48		1.02		—	1.50		—	17.99	3.61	1.39	1.24		1.23		2.12		6,428	60

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING MFS Total Return Portfolio (continued)
Class I
06-30-12	14.86	0.18	•	0.63	0.81	—	—	—	—	—	15.67	5.45	0.71	0.71	0.70	2.35	108,758	12
12-31-11	14.98	0.36	•	(0.07)	0.29	0.41	—	—	0.41	—	14.86	1.86	0.70	0.70	0.70	2.42	108,731	19
12-31-10	13.66	0.34	•	1.04	1.38	0.06	—	—	0.06	—	14.98	10.17	0.70	0.70	0.69	2.39	122,406	30
12-31-09	11.87	0.37	•	1.78	2.15	0.36	—	—	0.36	—	13.66	18.14	0.70	0.70	0.69	3.00	127,025	44
12-31-08	18.26	0.48	•	(4.23)	(3.75)	1.03	1.61	—	2.64	—	11.87	(22.17)	0.66	0.66	0.65	3.06	121,270	59
12-31-07	19.03	0.51		0.34	0.85	0.60	1.02	—	1.62	—	18.26	4.27	0.64	0.64	0.63	2.75	200,345	60
Class S
06-30-12	14.86	0.16	•	0.63	0.79	—	—	—	—	—	15.65	5.32	0.96	0.96	0.95	2.10	725,896	12
12-31-11	14.98	0.33	•	(0.09)	0.24	0.36	—	—	0.36	—	14.86	1.58	0.95	0.95	0.95	2.17	729,715	19
12-31-10	13.70	0.30	•	1.04	1.34	0.06	—	—	0.06	—	14.98	9.85	0.95	0.95	0.94	2.14	847,131	30
12-31-09	11.90	0.34	•	1.79	2.13	0.33	—	—	0.33	—	13.70	17.91	0.95	0.95	0.94	2.74	904,853	44
12-31-08	18.23	0.44	•	(4.22)	(3.78)	0.94	1.61	—	2.55	—	11.90	(22.35)	0.91	0.91	0.90	2.82	836,604	59
12-31-07	19.00	0.47	•	0.33	0.80	0.55	1.02	—	1.57	—	18.23	4.01	0.89	0.89	0.88	2.47	1,265,296	60
Class S2
06-30-12	14.73	0.15	•	0.62	0.77	—	—	—	—	—	15.50	5.23	1.21	1.11	1.10	1.95	31,070	12
12-31-11	14.85	0.30	•	(0.08)	0.22	0.34	—	—	0.34	—	14.73	1.47	1.20	1.10	1.10	2.03	31,504	19
12-31-10	13.60	0.28	•	1.03	1.31	0.06	—	—	0.06	—	14.85	9.70	1.20	1.10	1.09	1.99	35,158	30
12-31-09	11.82	0.32	•	1.77	2.09	0.31	—	—	0.31	—	13.60	17.69	1.20	1.10	1.09	2.60	35,301	44
12-31-08	18.08	0.41	•	(4.18)	(3.77)	0.88	1.61	—	2.49	—	11.82	(22.44)	1.16	1.06	1.05	2.67	33,529	59
12-31-07	18.87	0.45		0.31	0.76	0.53	1.02	—	1.55	—	18.08	3.82	1.14	1.04	1.03	2.32	51,016	60
ING MFS Utilities Portfolio
Class ADV
06-30-12	13.55	0.20	•	0.43	0.63	—	—	—	—	—	14.18	4.65	1.53	1.38	1.38	2.88	25,460	26
12-31-11	13.22	0.37	•	0.43	0.80	0.47	—	—	0.47	—	13.55	6.04	1.53	1.38	1.37	2.70	18,817	52
12-31-10	11.97	0.35	•	1.24	1.59	0.34	—	—	0.34	—	13.22	13.29	1.52	1.37	1.36	2.79	5,970	56
12-31-09	9.49	0.48	•	2.57	3.05	0.55	—	0.02	0.57	—	11.97	32.35	1.55	1.40	1.38	4.61	658	71
12-31-08	17.74	0.30		(6.42)	(6.12)	0.38	1.75	—	2.13	—	9.49	(37.91)	1.53	1.38	1.36	2.13	618	67
12-31-07	14.54	0.29	•	3.59	3.88	0.14	0.54	—	0.68	—	17.74	26.97	1.52	1.37	1.34	1.73	987	81
Class I
06-30-12	13.71	0.23		0.45	0.68	—	—	—	—	—	14.39	4.96	0.78	0.78	0.78	3.35	5,161	26
12-31-11	13.35	0.49	•	0.39	0.88	0.52	—	—	0.52	—	13.71	6.62	0.78	0.78	0.77	3.48	4,636	52
12-31-10	12.03	0.41	•	1.28	1.69	0.37	—	—	0.37	—	13.35	14.08	0.77	0.77	0.76	3.35	4,844	56
12-31-09	9.53	0.53	•	2.60	3.13	0.61	—	0.02	0.63	—	12.03	33.11	0.80	0.80	0.78	5.11	5,180	71
12-31-08	17.92	0.40	•	(6.52)	(6.12)	0.52	1.75	—	2.27	—	9.53	(37.56)	0.78	0.78	0.76	2.73	4,858	67
12-31-07	14.60	0.37		3.63	4.00	0.14	0.54	—	0.68	—	17.92	27.72	0.77	0.77	0.74	2.24	9,192	81
Class S
06-30-12	13.66	0.21	•	0.45	0.66	—	—	—	—	—	14.32	4.83	1.03	1.03	1.03	3.04	549,476	26
12-31-11	13.30	0.43		0.42	0.85	0.49	—	—	0.49	—	13.66	6.39	1.03	1.03	1.02	3.20	558,900	52
12-31-10	12.00	0.38	•	1.26	1.64	0.34	—	—	0.34	—	13.30	13.68	1.02	1.02	1.01	3.10	515,667	56
12-31-09	9.51	0.50	•	2.59	3.09	0.58	—	0.02	0.60	—	12.00	32.80	1.05	1.05	1.03	4.75	493,128	71
12-31-08	17.84	0.36	•	(6.48)	(6.12)	0.46	1.75	—	2.21	—	9.51	(37.70)	1.03	1.03	1.01	2.55	404,884	67
12-31-07	14.56	0.33	•	3.61	3.94	0.12	0.54	—	0.66	—	17.84	27.38	1.02	1.02	0.99	1.99	587,399	81
Class S2
06-30-12	13.73	0.23	•	0.42	0.65	—	—	—	—	—	14.38	4.73	1.28	1.18	1.18	3.28	364	26
12-31-11	13.37	0.40	•	0.44	0.84	0.48	—	—	0.48	—	13.73	6.27	1.28	1.18	1.17	2.84	148	52
12-31-10	12.15	0.41	•	1.17	1.58	0.36	—	—	0.36	—	13.37	13.02	1.27	1.17	1.16	3.08	83	56
12-31-09	9.67	0.51	•	2.60	3.11	0.61	—	0.02	0.63	—	12.15	32.42	1.30	1.20	1.18	4.83	1	71
12-31-08	17.83	0.35		(6.50)	(6.15)	0.26	1.75	—	2.01	—	9.67	(37.71)	1.28	1.18	1.16	2.42	1	67
12-31-07	14.54	0.30		3.67	3.97	0.14	0.54	—	0.68	—	17.83	27.61	1.27	1.17	1.14	1.88	1	81

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-12	14.84	0.28	•	0.92	1.20	—	—	—	—	—	16.04	8.09	1.71	1.56	1.56	3.61	16,957	11
12-31-11	13.99	0.17	•	1.07	1.24	0.39	—	—	0.39	—	14.84	8.75	1.72	1.57	1.57	1.17	9,740	35
12-31-10	12.42	0.03	•	1.63	1.66	0.09	—	—	0.09	—	13.99	13.40	1.73	1.58	1.58	0.22	2,567	47
12-31-09	10.78	0.15		2.65	2.80	0.79	0.37	—	1.16	—	12.42	28.15	1.74	1.59	1.59	1.29	1	21
12-31-08	16.80	0.30		(4.98)	(4.68)	0.22	1.12	—	1.34	—	10.78	(28.87)	1.72	1.57	1.57	2.13	1	28
12-31-07	15.85	0.23		1.21	1.44	—	0.49	—	0.49	—	16.80	9.11	1.71	1.56	1.56	1.44	1	26
Class S
06-30-12	15.18	0.30	•	0.97	1.27	—	—	—	—	—	16.45	8.37	1.21	1.21	1.21	3.67	361,898	11
12-31-11	14.24	0.28	•	1.02	1.30	0.36	—	—	0.36	—	15.18	9.05	1.22	1.22	1.22	1.83	339,475	35
12-31-10	12.56	0.23		1.51	1.74	0.06	—	—	0.06	—	14.24	13.89	1.23	1.23	1.23	1.79	331,750	47
12-31-09	10.89	0.17	•	2.72	2.89	0.85	0.37	—	1.22	—	12.56	28.90	1.24	1.24	1.24	1.57	277,784	21
12-31-08	16.97	0.35		(5.03)	(4.68)	0.28	1.12	—	1.40	—	10.89	(28.57)	1.22	1.22	1.22	2.43	219,215	28
12-31-07	15.92	0.31		1.23	1.54	—	0.49	—	0.49	—	16.97	9.71	1.21	1.21	1.21	1.86	345,262	26
Class S2
06-30-12	15.10	0.28	•	0.96	1.24	—	—	—	—	—	16.34	8.21	1.46	1.36	1.36	3.50	60,009	11
12-31-11	14.16	0.26	•	1.01	1.27	0.33	—	—	0.33	—	15.10	8.92	1.47	1.37	1.37	1.72	58,797	35
12-31-10	12.48	0.22	•	1.50	1.72	0.04	—	—	0.04	—	14.16	13.82	1.48	1.38	1.38	1.67	62,756	47
12-31-09	10.83	0.16	•	2.69	2.85	0.83	0.37	—	1.20	—	12.48	28.58	1.49	1.39	1.39	1.46	60,930	21
12-31-08	16.87	0.34		(5.01)	(4.67)	0.25	1.12	—	1.37	—	10.83	(28.66)	1.47	1.37	1.37	2.28	53,297	28
12-31-07	15.85	0.29	•	1.22	1.51	—	0.49	—	0.49	—	16.87	9.56	1.46	1.36	1.36	1.73	86,796	26
ING PIMCO Total Return Bond Portfolio
Class ADV
06-30-12	11.23	0.13	•	0.41	0.54	—	—	—	—	—	11.77	4.81	1.31	1.12	1.12	2.25	146,581	344
12-31-11	11.90	0.27	•	0.09	0.36	0.53	0.50	—	1.03	—	11.23	3.04	1.32	1.13	1.13	2.34	118,286	717
12-31-10	12.01	0.27	•	0.58	0.85	0.63	0.33	—	0.96	—	11.90	7.28	1.31	1.11	1.11	2.27	68,384	553
12-31-09	11.30	0.42	•	1.09	1.51	0.42	0.38	—	0.80	—	12.01	13.84	1.31	1.16	1.16	3.63	1	585
12-31-08	11.29	0.52	•	(0.11)	0.41	0.30	0.10	—	0.40	—	11.30	3.70	1.31	1.16	1.16	4.63	1	537
12-31-07	10.82	0.44		0.43	0.87	0.40	—	—	0.40	—	11.29	8.32	1.32	1.17	1.17	4.08	1	803
Class I
06-30-12	11.61	0.15		0.44	0.59	—	—	—	—	—	12.20	5.08	0.56	0.56	0.56	2.80	330,699	344
12-31-11	12.21	0.34	•	0.11	0.45	0.55	0.50	—	1.05	—	11.61	3.68	0.57	0.57	0.57	2.86	310,820	717
12-31-10	12.21	0.34	•	0.62	0.96	0.63	0.33	—	0.96	—	12.21	8.09	0.56	0.55	0.55	2.72	323,398	553
12-31-09	11.47	0.52	•	1.09	1.61	0.49	0.38	—	0.87	—	12.21	14.63	0.56	0.56	0.56	4.41	266,881	585
12-31-08	11.45	0.59	•	(0.09)	0.50	0.38	0.10	—	0.48	—	11.47	4.42	0.56	0.56	0.56	5.13	778,611	537
12-31-07	10.88	0.49		0.48	0.97	0.40	—	—	0.40	—	11.45	9.22	0.57	0.57	0.57	4.63	932,677	803
Class S
06-30-12	11.61	0.16		0.41	0.57	—	—	—	—	—	12.18	4.91	0.81	0.81	0.81	2.54	2,936,912	344
12-31-11	12.20	0.31	•	0.11	0.42	0.51	0.50	—	1.01	—	11.61	3.47	0.82	0.82	0.82	2.63	2,883,352	717
12-31-10	12.22	0.31	•	0.61	0.92	0.61	0.33	—	0.94	—	12.20	7.69	0.81	0.80	0.80	2.46	3,064,266	553
12-31-09	11.48	0.47	•	1.12	1.59	0.47	0.38	—	0.85	—	12.22	14.44	0.81	0.81	0.81	3.96	3,044,602	585
12-31-08	11.47	0.57	•	(0.09)	0.48	0.37	0.10	—	0.47	—	11.48	4.21	0.81	0.81	0.81	5.00	2,150,994	537
12-31-07	10.89	0.48	•	0.47	0.95	0.37	—	—	0.37	—	11.47	8.99	0.82	0.82	0.82	4.39	979,690	803
Class S2
06-30-12	11.54	0.14	•	0.43	0.57	—	—	—	—	—	12.11	4.94	1.06	0.96	0.96	2.39	65,384	344
12-31-11	12.14	0.30	•	0.10	0.40	0.50	0.50	—	1.00	—	11.54	3.23	1.07	0.97	0.97	2.48	65,865	717
12-31-10	12.16	0.29	•	0.61	0.90	0.59	0.33	—	0.92	—	12.14	7.56	1.06	0.95	0.95	2.31	73,270	553
12-31-09	11.42	0.45	•	1.12	1.57	0.45	0.38	—	0.83	—	12.16	14.30	1.06	0.96	0.96	3.82	73,871	585
12-31-08	11.41	0.55	•	(0.10)	0.45	0.34	0.10	—	0.44	—	11.42	4.02	1.06	0.96	0.96	4.80	61,402	537
12-31-07	10.85	0.46	•	0.46	0.92	0.36	—	—	0.36	—	11.41	8.77	1.07	0.97	0.97	4.23	47,666	803

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Pioneer Mid Cap Value Portfolio
Class ADV
06-30-12	10.11	0.03		0.44	0.47	—	—	—	—	—	10.58	4.65	1.40	1.25		1.23		0.61		3,985	46
12-31-11	10.79	0.08	•	(0.65)	(0.57)	0.11	—	—	0.11	—	10.11	(5.30)	1.40	1.25		1.22		0.78		3,778	88
12-31-10	9.26	0.07	•	1.54	1.61	0.08	—	—	0.08	—	10.79	17.44	1.39	1.24	†	1.23	†	0.68	†	3,275	93
12-31-09	7.51	0.08	•	1.78	1.86	0.11	—	—	0.11	—	9.26	24.78	1.40	1.25	†	1.23	†	1.00	†	462	95
12-31-08	12.22	0.15	•	(4.09)	(3.94)	0.11	0.66	—	0.77	—	7.51	(33.48)	1.39	1.24	†	1.22	†	1.88	†	44	91
12-31-07	12.30	0.03	•	0.64	0.67	0.10	0.65	—	0.75	—	12.22	4.91	1.39	1.24		1.24		0.26		1	65
Class I
06-30-12	10.28	0.06		0.46	0.52	—	—	—	—	—	10.80	5.06	0.65	0.65		0.63		1.20		170,876	46
12-31-11	10.98	0.15	•	(0.68)	(0.53)	0.17	—	—	0.17	—	10.28	(4.81)	0.65	0.65		0.62		1.36		160,877	88
12-31-10	9.39	0.11		1.60	1.71	0.12	—	—	0.12	—	10.98	18.20	0.64	0.64	†	0.63	†	1.15	†	285,618	93
12-31-09	7.59	0.12	•	1.81	1.93	0.13	—	—	0.13	—	9.39	25.39	0.65	0.65	†	0.63	†	1.51	†	237,581	95
12-31-08	12.37	0.15	•	(4.05)	(3.90)	0.22	0.66	—	0.88	—	7.59	(32.90)	0.64	0.64	†	0.62	†	1.47	†	311,831	91
12-31-07	12.35	0.14	•	0.63	0.77	0.10	0.65	—	0.75	—	12.37	5.72	0.64	0.64		0.64		1.08		356,457	65
Class S
06-30-12	10.28	0.05		0.45	0.50	—	—	—	—	—	10.78	4.86	0.90	0.90		0.88		0.94		461,535	46
12-31-11	10.97	0.12	•	(0.67)	(0.55)	0.14	—	—	0.14	—	10.28	(5.00)	0.90	0.90		0.87		1.10		482,168	88
12-31-10	9.38	0.09		1.59	1.68	0.09	—	—	0.09	—	10.97	17.94	0.89	0.89	†	0.88	†	0.88	†	595,335	93
12-31-09	7.58	0.10		1.81	1.91	0.11	—	—	0.11	—	9.38	25.15	0.90	0.90	†	0.88	†	1.23	†	582,243	95
12-31-08	12.32	0.12	•	(4.04)	(3.92)	0.16	0.66	—	0.82	—	7.58	(33.12)	0.89	0.89	†	0.87	†	1.22	†	506,336	91
12-31-07	12.30	0.09		0.65	0.74	0.07	0.65	—	0.72	—	12.32	5.52	0.89	0.89		0.89		0.70		656,802	65
Class S2
06-30-12	10.36	0.05	•	0.44	0.49	—	—	—	—	—	10.85	4.73	1.15	1.05		1.03		0.92		158	46
12-31-11	11.08	0.12	•	(0.69)	(0.57)	0.15	—	—	0.15	—	10.36	(5.18)	1.15	1.05		1.02		1.17		46	88
12-31-10	9.48	0.08		1.57	1.65	0.05	—	—	0.05	—	11.08	17.42	1.14	1.04	†	1.03	†	0.77	†	1	93
12-31-09	7.65	0.10		1.83	1.93	0.10	—	—	0.10	—	9.48	25.24	1.15	1.05	†	1.03	†	1.17	†	1	95
12-31-08	12.26	0.11	•	(4.05)	(3.94)	0.01	0.66	—	0.67	—	7.65	(33.38)	1.14	1.04	†	1.02	†	1.03	†	1	91
12-31-07	12.30	0.08		0.63	0.71	0.10	0.65	—	0.75	—	12.26	5.25	1.14	1.04		1.04		0.64		1	65
ING T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-12	22.46	0.13		1.36	1.49	—	—	—	—	—	23.95	6.63	1.40	1.25		1.25		1.22		155,773	37
12-31-11	22.26	0.30	•	0.28	0.58	0.38	—	—	0.38	—	22.46	2.59	1.40	1.25		1.25		1.33		131,571	85
12-31-10	19.88	0.27	•	2.43	2.70	0.32	—	—	0.32	—	22.26	13.63	1.40	1.25		1.25		1.33		88,819	71
12-31-09	15.19	0.36	•	4.61	4.97	0.28	—	—	0.28	—	19.88	32.74	1.41	1.26		1.26		2.08		37,968	96
12-31-08	24.12	0.36	•	(6.54)	(6.18)	0.61	2.14	—	2.75	—	15.19	(27.77)	1.40	1.25		1.24		1.70		34,503	98
12-31-07	26.11	0.50		0.67	1.17	0.46	2.70	—	3.16	—	24.12	4.05	1.39	1.24		1.24		1.91		62,600	60
Class I
06-30-12	22.87	0.21		1.39	1.60	—	—	—	—	—	24.47	7.00	0.65	0.65		0.65		1.83		491,851	37
12-31-11	22.65	0.44	•	0.28	0.72	0.50	—	—	0.50	—	22.87	3.16	0.65	0.65		0.65		1.91		436,806	85
12-31-10	20.18	0.40	•	2.48	2.88	0.41	—	—	0.41	—	22.65	14.31	0.65	0.65		0.65		1.90		454,380	71
12-31-09	15.40	0.47	•	4.70	5.17	0.39	—	—	0.39	—	20.18	33.57	0.66	0.66		0.66		2.65		306,468	96
12-31-08	24.74	0.49	•	(6.69)	(6.20)	1.00	2.14	—	3.14	—	15.40	(27.33)	0.65	0.65		0.64		2.36		167,666	98
12-31-07	26.64	0.66	•	0.70	1.36	0.56	2.70	—	3.26	—	24.74	4.69	0.64	0.64		0.64		2.52		187,709	60
Class S
06-30-12	22.89	0.19	•	1.38	1.57	—	—	—	—	—	24.46	6.86	0.90	0.90		0.90		1.58		3,348,054	37
12-31-11	22.67	0.39	•	0.27	0.66	0.44	—	—	0.44	—	22.89	2.89	0.90	0.90		0.90		1.66		3,214,571	85
12-31-10	20.20	0.34	•	2.48	2.82	0.35	—	—	0.35	—	22.67	14.03	0.90	0.90		0.90		1.63		3,376,297	71
12-31-09	15.42	0.42		4.70	5.12	0.34	—	—	0.34	—	20.20	33.24	0.91	0.91		0.91		2.43		3,140,972	96
12-31-08	24.69	0.44	•	(6.67)	(6.23)	0.90	2.14	—	3.04	—	15.42	(27.51)	0.90	0.90		0.89		2.10		2,376,765	98
12-31-07	26.61	0.59	•	0.69	1.28	0.50	2.70	—	3.20	—	24.69	4.39	0.89	0.89		0.89		2.26		3,159,850	60

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING T. Rowe Price Capital Appreciation Portfolio (continued)
Class S2
06-30-12	22.80	0.17		1.37	1.54	—	—	—	—	—	24.34	6.75	1.15	1.05		1.05		1.43		82,064	37
12-31-11	22.58	0.35	•	0.27	0.62	0.40	—	—	0.40	—	22.80	2.73	1.15	1.05		1.05		1.51		77,565	85
12-31-10	20.12	0.31	•	2.47	2.78	0.32	—	—	0.32	—	22.58	13.86	1.15	1.05		1.05		1.47		85,201	71
12-31-09	15.36	0.40	•	4.67	5.07	0.31	—	—	0.31	—	20.12	33.05	1.16	1.06		1.06		2.30		84,840	96
12-31-08	24.54	0.41	•	(6.64)	(6.23)	0.81	2.14	—	2.95	—	15.36	(27.64)	1.15	1.05		1.04		1.93		70,744	98
12-31-07	26.46	0.55	•	0.69	1.24	0.46	2.70	—	3.16	—	24.54	4.27	1.14	1.04		1.04		2.10		113,774	60
ING T. Rowe Price Equity Income Portfolio
Class ADV
06-30-12	11.34	0.10		0.80	0.90	—	—	—	—	—	12.24	7.94	1.40	1.25		1.25		1.65		39,953	6
12-31-11	11.68	0.18	•	(0.32)	(0.14)	0.20	—	—	0.20	—	11.34	(1.18)	1.40	1.25		1.25		1.52		36,348	22
12-31-10	10.34	0.15	•	1.35	1.50	0.16	—	—	0.16	—	11.68	14.51	1.40	1.25		1.25		1.42		28,478	16
12-31-09	8.41	0.14		1.93	2.07	0.14	—	—	0.14	—	10.34	24.59	1.41	1.26		1.26		1.67		17,601	14
12-31-08	15.00	0.26	•	(5.40)	(5.14)	0.38	1.07	—	1.45	—	8.41	(35.91)	1.40	1.25		1.24		2.10		12,589	33
12-31-07	15.28	0.21	•	0.24	0.45	0.16	0.57	—	0.73	—	15.00	2.71	1.39	1.24		1.24		1.35		24,913	27
Class I
06-30-12	11.43	0.14		0.81	0.95	—	—	—	—	—	12.38	8.31	0.65	0.65		0.65		2.25		365,952	6
12-31-11	11.77	0.25	•	(0.32)	(0.07)	0.27	—	—	0.27	—	11.43	(0.63)	0.65	0.65		0.65		2.07		353,764	22
12-31-10	10.40	0.20		1.38	1.58	0.21	—	—	0.21	—	11.77	15.23	0.65	0.65		0.65		2.01		452,121	16
12-31-09	8.45	0.20	•	1.93	2.13	0.18	—	—	0.18	—	10.40	25.28	0.66	0.66		0.66		2.22		337,251	14
12-31-08	15.26	0.33	•	(5.48)	(5.15)	0.59	1.07	—	1.66	—	8.45	(35.50)	0.65	0.65		0.64		2.80		154,488	33
12-31-07	15.52	0.31	•	0.25	0.56	0.25	0.57	—	0.82	—	15.26	3.34	0.64	0.64		0.64		2.00		135,616	27
Class S
06-30-12	11.44	0.13		0.81	0.94	—	—	—	—	—	12.38	8.22	0.90	0.90		0.90		2.00		938,053	6
12-31-11	11.78	0.22		(0.32)	(0.10)	0.24	—	—	0.24	—	11.44	(0.89)	0.90	0.90		0.90		1.84		925,797	22
12-31-10	10.41	0.19	•	1.36	1.55	0.18	—	—	0.18	—	11.78	14.94	0.90	0.90		0.90		1.77		957,065	16
12-31-09	8.46	0.18		1.93	2.11	0.16	—	—	0.16	—	10.41	24.99	0.91	0.91		0.91		2.07		891,492	14
12-31-08	15.22	0.30	•	(5.48)	(5.18)	0.51	1.07	—	1.58	—	8.46	(35.69)	0.90	0.90		0.89		2.48		726,076	33
12-31-07	15.49	0.27	•	0.25	0.52	0.22	0.57	—	0.79	—	15.22	3.06	0.89	0.89		0.89		1.70		1,192,368	27
Class S2
06-30-12	11.37	0.11		0.81	0.92	—	—	—	—	—	12.29	8.09	1.15	1.05		1.05		1.86		94,629	6
12-31-11	11.70	0.19		(0.30)	(0.11)	0.22	—	—	0.22	—	11.37	(0.93)	1.15	1.05		1.05		1.71		82,406	22
12-31-10	10.35	0.16		1.36	1.52	0.17	—	—	0.17	—	11.70	14.72	1.15	1.05		1.05		1.62		74,101	16
12-31-09	8.42	0.16		1.92	2.08	0.15	—	—	0.15	—	10.35	24.74	1.16	1.06		1.06		1.91		54,916	14
12-31-08	15.12	0.28		(5.43)	(5.15)	0.48	1.07	—	1.55	—	8.42	(35.76)	1.15	1.05		1.04		2.33		41,553	33
12-31-07	15.40	0.24	•	0.26	0.50	0.21	0.57	—	0.78	—	15.12	2.95	1.14	1.04		1.04		1.56		69,427	27
ING T. Rowe Price International Stock Portfolio
Class ADV
06-30-12	9.95	0.06		0.48	0.54	—	—	—	—	—	10.49	5.43	1.52	1.37		1.37		1.53		5,787	22
12-31-11	11.75	0.09		(1.52)	(1.43)	0.37	—	—	0.37	—	9.95	(12.63)	1.56	1.41		1.41		0.85		4,128	135
12-31-10	10.48	0.07		1.31	1.38	0.11	—	—	0.11	—	11.75	13.37	1.50	1.33	†	1.33	†	0.60	†	5,475	132
12-31-09	7.69	0.05	•	2.79	2.84	0.05	—	—	0.05	—	10.48	37.02	1.50	1.29	†	1.29	†	0.58	†	4,737	110
12-31-08	16.99	0.11	•	(8.01)	(7.90)	—	1.40	—	1.40	—	7.69	(49.65)	1.49	1.28	†	1.28	†	0.85	†	4,326	122
12-31-07	15.22	0.14	•	2.81	2.95	0.11	1.07	—	1.18	—	16.99	20.19	1.47	1.28		1.28		0.88		15,698	111
Class I
06-30-12	9.92	0.11		0.46	0.57	—	—	—	—	—	10.49	5.75	0.77	0.77		0.77		2.01		51,920	22
12-31-11	11.70	0.15	•	(1.50)	(1.35)	0.43	—	—	0.43	—	9.92	(12.06)	0.81	0.81		0.81		1.31		51,178	135
12-31-10	10.46	0.11		1.31	1.42	0.18	—	—	0.18	—	11.70	13.92	0.75	0.73	†	0.73	†	1.03	†	191,825	132
12-31-09	7.70	0.11	•	2.79	2.90	0.14	—	—	0.14	—	10.46	38.03	0.75	0.69	†	0.69	†	1.31	†	162,601	110
12-31-08	17.11	0.20	•	(8.05)	(7.85)	0.16	1.40	—	1.56	—	7.70	(49.34)	0.74	0.68	†	0.68	†	1.62	†	210,871	122
12-31-07	15.32	0.23	•	2.84	3.07	0.21	1.07	—	1.28	—	17.11	20.88	0.72	0.68		0.68		1.42		204,729	111

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING T. Rowe Price International Stock Portfolio (continued)
Class S
06-30-12	9.88	0.09		0.46	0.55	—	—	—	—	—	10.43	5.57	1.02	1.02		1.02		1.78		168,227	22
12-31-11	11.66	0.14		(1.52)	(1.38)	0.40	—	—	0.40	—	9.88	(12.34)	1.06	1.06		1.06		1.15		157,855	135
12-31-10	10.41	0.09	•	1.31	1.40	0.15	—	—	0.15	—	11.66	13.78	1.00	0.98	†	0.98	†	0.90	†	203,858	132
12-31-09	7.66	0.08	•	2.78	2.86	0.11	—	—	0.11	—	10.41	37.60	1.00	0.94	†	0.94	†	0.94	†	220,701	110
12-31-08	17.05	0.16	•	(8.02)	(7.86)	0.13	1.40	—	1.53	—	7.66	(49.51)	0.99	0.93	†	0.93	†	1.25	†	193,839	122
12-31-07	15.28	0.18	•	2.84	3.02	0.18	1.07	—	1.25	—	17.05	20.58	0.97	0.93		0.93		1.10		362,903	111

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of forty-six active separate investment series. There are seventeen portfolios included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING Artio Foreign Portfolio (“Artio Foreign”), ING BlackRock Health Sciences Opportunities Portfolio (“BlackRock Health Sciences Opportunities”), ING Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap”), ING Global Resources Portfolio (“Global Resources”), ING Invesco Van Kampen Growth and Income Portfolio (“Invesco Van Kampen Growth and Income”), ING JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), ING Liquid Assets Portfolio (“Liquid Assets”), ING Marsico Growth Portfolio (“Marsico Growth”), ING MFS Total Return Portfolio (“MFS Total Return”), ING MFS Utilities Portfolio (“MFS Utilities”), ING Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), ING PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”), ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value”), ING T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and ING T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”).

All of the Portfolios are diversified except for Global Resources and Morgan Stanley Global Franchise, which are non-diversified Portfolios. The Trust is authorized to offer four classes of shares (Adviser (“Class ADV”), Institutional (“Class I”), Service (“Class S”) and Service 2 (“Class S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL”) serves as the investment adviser to all of the Portfolios except Clarion Global Real Estate. ING Investments, LLC (“ING Investments”) serves as the investment adviser (collectively with DSL, the “Investment Advisers”) to Clarion Global Real Estate. ING Investment Management Co. LLC (“ING IM”) serves as the sub-adviser to Global Resources and Liquid Assets. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for certain Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

DSL, ING Investments, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Advisers, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Advisers do not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less, as well as all securities in Liquid Assets, are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its NAV.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the New York Stock Exchange.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair values nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the period ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by Liquid Assets. For all other Portfolios, net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2012, the maximum amount of loss the below Portfolios would incur if the counterparties to their derivative transactions failed to perform and they were to be unwound is disclosed below by derivative type:

	Forward foreign currency contracts	Purchased Options	Swaps
BlackRock Health Sciences Opportunities	$849,332	$—	$—
Invesco Van Kampen Growth and Income	16,103	—	—
MFS Utilities	1,014,225	—	—
PIMCO	2,790,055	—	18,298,048

To reduce the amount of potential loss to PIMCO Total Return Bond, various counterparties have posted $21,070,000 in cash collateral at June 30, 2012.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2012, the following Portfolios had derivatives in a net liability position with credit related contingent features as disclosed below by derivative type:

Forward foreign currency contracts
Artio Foreign	$140,845
BlackRock Health Sciences Opportunities	139,795
Invesco Van Kampen Growth and Income	111,480
MFS Utilities	547,585

In addition to the above Portfolios, PIMCO Total Return Bond had derivatives in a net liability position with credit related contingent features as follows:

Forward foreign currency contracts	Swaps	Written options
$9,949,535	$8,167,155	$897,660

If a contingent feature would have been triggered as of June 30, 2012, the Portfolios could have been required to pay these amounts in cash to their counterparties. As of June 30, 2012, PIMCO had posted $4,057,000 principal amount in U.S. Treasury Notes as collateral. These securities have been segregated on the Summary Portfolio of Investments.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

During the period ended June 30, 2012, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Artio Foreign*	$4,663,818	$27,355,568
BlackRock Health Sciences and Opportunities*	6,110,654	23,687,319
Invesco Van Kampen Growth and Income*	913,333	21,111,543
MFS Utilities*	6,312,051	89,751,787
PIMCO Total Return Bond**	226,787,773	624,359,041

*	For the period ended June 30, 2012, the Portfolios used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the table following the Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2012.
**	For the period ended June 30, 2012, the Portfolios used forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the table following the Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2012.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

At June 30, 2012, PIMCO Total Return Bond had posted $1,776,000 principal value in U.S. Treasury Bills and also $17,000 in cash collateral for open future contracts. These securities have been identified on the Summary Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. PIMCO Total Return Bond purchased or sold futures contracts on various bonds and notes as part of its duration strategy. Artio Foreign entered into futures contracts to increase or decrease exposure to emerging markets. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2012, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Buy	Sell
Artio Foreign	$1,658,316	$813,093
PIMCO Total Return Bond	709,190,231	1,069,856

J. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2012, PIMCO Total Return Bond had purchased and written options on exchange-traded futures contracts on various bonds and notes as part of their duration strategy and to generate income. Please refer to the Summary Portfolio of Investments for open purchased options on exchange-traded futures contracts and the table

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

following the Summary Portfolio of Investments for open written options on exchange-traded futures contracts at June 30, 2012.

During the period ended June 30, 2012, PIMCO Total Return Bond had purchased and written swaptions on interest rate swaps to gain additional exposure to interest rates and to generate income. Please refer to the Summary Portfolio of Investments for open purchased interest rate swaptions and the table following the Summary Portfolio of Investments for open written interest rate swaptions at June 30, 2012.

During the period ended June 30, 2012, PIMCO Total Return Bond had written inflation floors to generate income. Please refer to the table following the Summary Portfolio of Investments for open written inflation floors at June 30, 2012.

During the period ended June 30, 2012, T. Rowe Price Capital Appreciation had written exchange-traded equity options to generate income. Please refer to the table following the Summary Portfolio of Investments for open written exchange-traded equity options at June 30, 2012.

Please refer to Note 9 for the volume of both purchased and written option activity during the period ended June 30, 2012.

K. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of OTC swap contracts is recorded on the Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments made and/or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations until termination. These upfront payments represent the amounts paid or received when initially entering into the contract to offset the differences between the swap agreements and the prevailing market conditions at time of contract. Upon termination, these upfront payments are recorded as a realized gain or loss on the Statement of Operations. A Portfolio also records periodic payments made or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

In assessing the status of payment or performance risk for a seller of protection, unrealized losses imply widening credit spreads when selling protection. A decrease in fair value and a resulting unrealized loss position suggests a deterioration of the referenced entity’s credit soundness. As the notional amount represents the total obligation that would be due upon a credit event, fair values that approach this loss, offset by any upfront payments received, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Unrealized losses, fair values, and upfront payments for all credit default swap agreements in which a Portfolio is a seller of protection have been disclosed in the Summary Portfolio of Investments.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012, for which a Portfolio is seller of protection are disclosed in a table following each Portfolio’s Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2012, PIMCO Total Return Bond has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the period ended June 30, 2012, PIMCO Total Return Bond has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market. The Portfolio also sold credit protection on CDX indices during the period ended June 30, 2012.

For the period ended June 30, 2012, PIMCO Total Return Bond had average notional amounts of $435,085,586 and $597,621,937 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended June 30, 2012, PIMCO Total Return Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $279,546,525.

For the period ended June 30, 2012, PIMCO Total Return Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $16,666,667.

PIMCO Total Return Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for open interest rate swaps at June 30, 2012.

PIMCO Total Return Bond posted $11,250,000 principal amount in U.S. Treasury Notes and Bonds which has been identified on the Summary Portfolio of Investments as initial margin for open centrally cleared credit default swaps and interest rate swaps at June 30, 2012.

Structured Products. Certain Portfolios invest in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ’structured’ by the purchaser and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the changes in the market value of these structured products as an unrealized gain or loss in the accompanying Portfolio’s Statement of Operations. A Portfolio records a realized gain or loss when a structured product is sold or matures.

Risks associated with structured products include credit risk (if the counterparty fails to meet its obligation) and risk associated with the underlying asset or reference. Since a Portfolio enters into the transaction with the borrower at par value, a Portfolio could receive more or less than it originally invested when a note matures. The prices of the notes may also be very volatile and may have limited liquidity in the market which can make it difficult for a Portfolio to value or sell at an advantageous price. There were no structured products open at June 30, 2012.

L. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

M. Securities Lending. Certain Portfolios may temporarily loan up to 33-1/3% (except for JPMorgan Emerging Markets Equity which has the option to temporarily loan up to 30%) of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides each Portfolio indemnification from loss with the respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

O. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Summary Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P. Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. In return, the Portfolio is compensated with fee income or receives an advantageous repurchase price (“drop in price”). The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. Fees received from fee based mortgage dollar rolls are recorded as income.

Q. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. Please refer to the table following the Summary Portfolio of Investments for open sales commitments from PIMCO Total Return Bond at June 30, 2012.

R. Warrants. Certain Portfolios may receive warrants. Warrants are instruments that entitle a Portfolio to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a Portfolio to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date.

S. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2012, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales
Artio Foreign	$153,207,151	$172,803,582
BlackRock Health Sciences Opportunities	145,153,778	150,432,903
Clarion Global Real Estate	78,316,300	227,314,349
FMRSM Diversified Mid Cap	994,104,054	1,127,579,569
Global Resources	213,296,195	264,751,922
Invesco Van Kampen Growth and Income	63,575,204	96,620,824
JPMorgan Emerging Markets Equity	46,712,053	131,948,843
Marsico Growth	159,817,806	249,190,229
MFS Total Return	54,558,889	100,226,454
MFS Utilities	146,867,122	168,279,983
Morgan Stanley Global Franchise	52,111,654	48,589,586
PIMCO Total Return Bond	92,515,012	438,590,517
Pioneer Mid Cap Value	302,981,849	345,653,293
T. Rowe Price Capital Appreciation	1,265,065,256	1,485,880,185
T. Rowe Price Equity Income	79,131,428	131,204,672
T. Rowe Price International Stock	49,875,743	49,612,324

U.S. government securities not included above were as follows:

	Purchases	Sales
MFS Total Return	$51,134,649	$46,021,085
PIMCO Total Return Bond	14,907,306,980	14,398,915,686

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Clarion Global Real Estate has entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (“ING Investments”), an Arizona limited liability company, which is an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates ING Investments with a fee, computed daily and payable monthly, based on the average daily net assets of Clarion Global Real Estate, based on 0.80% of the first $250 million; 0.775% of the next $250 million; and 0.70% of the amount in excess of $500 million of the average daily net assets of the Portfolio.

MFS Utilities and T. Rowe Price International Stock have entered into investment management agreements (“Investment Management Agreements”) with Directed Services LLC (“DSL”). The Investment Management Agreements compensate DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
MFS Utilities	0.60% of the first $1 billion; 0.55% of the next $500 million; 0.50% of the next $1 billion; 0.47% of the next $1 billion; 0.45% of the next $1 billion; 0.44% of the next $1 billion; 0.43% thereafter
T. Rowe Price International Stock	0.54% of the first $4 billion; 0.53% thereafter

Except for the above Portfolios, DSL an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a Management Agreement (the “Unified Agreement”).

Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging managers and for monitoring and evaluating the management of the assets of each Portfolio. Portfolio managers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, and auditing. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Artio Foreign	1.00% of the first $50 million; 0.95% of the next $200 million; 0.90% of the next $250 million; 0.85% of the amount in excess of $500 million.
BlackRock Health Sciences Opportunities	0.75% of the first $500 million; 0.70% of the amount in excess of $500 million
FMRSM Diversified Mid Cap	0.65% of the first $800 million; 0.60% of the next $700 million; and 0.58% of the amount in excess of $1.5 billion
JPMorgan Emerging Markets Equity	1.25%
Liquid Assets(1)	0.35% of the first $200 million; 0.30% of the next $300 million; 0.25% of the amount in excess of $500 million
Marsico Growth	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; 0.70% of the amount in excess of $1.1 billion
MFS Total Return	0.75% of the first $250 million; 0.70% of the next $400 million; 0.65% of the next $450 million; 0.60% of the amount in excess of $1.1 billion

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee
Morgan Stanley Global Franchise	1.00% of the first $250 million; 0.90% of the next $250 million; and 0.75% of the amount in excess of $500 million
PIMCO Total Return Bond	0.75% of the first $100 million; 0.65% of the next $100 million; 0.55% of the amount in excess of $200 million
Pioneer Mid Cap Value	0.64%
Global Resources, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income and Invesco Van Kampen Growth and Income(2)	0.75% first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion

(1)	The assets of Liquid Assets are aggregated with those of ING Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee.

(2)	The assets of these Portfolios are aggregated with those of ING Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee.

Each Investment Advisor has contractually agreed to waive a portion of the advisory fee for each of Clarion Global Real Estate(1), Pioneer Mid Cap Value and T. Rowe Price Equity Income(2). Prior to May 1, 2011, DSL also waived a portion of the advisory fee for PIMCO Total Return Bond. The waiver is calculated as follows, except for T. Rowe Price Equity Income:

Waiver = 50% X (former sub-advisory fee minus new sub-advisory fee)

For the period ended June 30, 2012, ING Investments or DSL waived $21,936, $0 and $0 for Clarion Global Real Estate, Pioneer Mid Cap Value and T. Rowe Price Equity Income, respectively.

There is no guarantee that these waivers will continue. The waivers will only renew if ING Investments or DSL elects to renew them.

(1)	ING Investments has contractually agreed to waive a portion of the advisory fee for the Portfolio. The waiver for Clarion Global Real Estate is limited to an annual 50% of the savings based on the Portfolio’s assets as of May 1, 2009.
(2)	DSL has contractually agreed to waive a portion of the advisory fee for the Portfolio. The waiver for T. Rowe Price Equity Income is based on the total aggregated savings in excess of $500,000 as a result of the sub-advisory fee schedule effective June 1, 2010 with respect to T. Rowe Price Equity Income and ING T. Rowe Price Growth Equity Portfolio, which is not in this book, and effective May 1, 2011 with respect to T. Rowe Price Equity Income, pro rata based on each Portfolio’s contribution to the amount saved.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Clarion Global Real Estate, MFS Utilities and T. Rowe Price International Stock Portfolios’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

The Trust and ING Investments or DSL (collectively, “Investment Advisers”) have entered into Portfolio Management Agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the respective Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-adviser of each of the Portfolios are as follows (*denotes a related party adviser):

Portfolio	Sub-Adviser
Artio Foreign	Artio Global Management, LLC
BlackRock Health Sciences Opportunities	BlackRock Advisors, LLC
Clarion Global Real Estate	CBRE Clarion Securities LLC
FMRSM Diversified Mid Cap	Fidelity Management & Research Company
Global Resources	ING Investment Management Co. LLC*
Invesco Van Kampen Growth & Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Liquid Assets	ING Investment Management Co. LLC*
Marsico Growth	Marsico Capital Management, LLC
MFS Total Return	Massachusetts Financial Services Company
MFS Utilities	Massachusetts Financial Services Company
Morgan Stanley Global Franchise	Morgan Stanley Investment Management, Inc.
PIMCO Total Return Bond	Pacific Investment Management Company LLC
Pioneer Mid Cap Value	Pioneer Investment Management, Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into written expense limitation agreements with certain of the Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
MFS Utilities	1.45%	0.85%	1.10%	1.25%
Pioneer Mid Cap Value	1.25%	0.65%	0.90%	1.05%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	N/A

The Investment Advisers may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Advisers of such waived and reimbursed fees are recognized in the accompanying Statements of Operations for each Portfolio in the period during which such waiver, reimbursement or recoupment occurs.

The expense limitation agreements are contractual and shall renew automatically unless ING Investments or DSL provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

As of June 30, 2012, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers, and the related expiration dates are as follows:

	June 30,
	2013	2014	2015	Total
Clarion Global Real Estate	$404,577	$268,263	$336,755	$1,009,595

NOTE 6 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of each Portfolio. The agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IID on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee for distribution services, including payments to IID at an annual rate of 0.25% of the average daily net assets. IID has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by Class S2 shares of a Portfolio is an annual rate of 0.15%.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive a portion of its fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares so that the actual fee paid by Class ADV shares of a Portfolio is an annual rate of 0.35%. The Distributor has also agreed to waive 0.04% of the distribution fee attributable to Class ADV for PIMCO Total Return Bond.

IID and DSL have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and advisory fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that Liquid Assets will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by DSL and/or IID, as applicable, within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of Liquid Assets on that day. Distribution and Servicing fees waived are not subject to recoupment. For the period ended June 30, 2012, IID and/or DSL waived $68, $678,655 and $332,876 for Classes I, S and S2 of Liquid Assets, respectively, of Distribution, Servicing and Advisory fees. This expense waiver or reimbursement may be discontinued at any time. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustee fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by the Investment Advisers until distribution in accordance with the Plan.

At June 30, 2012, the following ING Portfolio or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios in separate accounts or seed money:

Subsidiary/ING Portfolio	Portfolios	Percentage
ING Life Insurance and Annuity Company	Artio Foreign	7.10%
	BlackRock Health Sciences Opportunities	10.41%
	Clarion Global Real Estate	28.49%
	FMRSM Diversified Mid Cap	23.78%
	Global Resources	21.41%
	Invesco Van Kampen Growth and Income	9.63%
	JPMorgan Emerging Markets Equity	10.88%
	Marsico Growth	5.51%
	Marsico Growth	5.51%
	MFS Total Return	15.37%
	MFS Utilities	11.43%
	Pioneer Mid Cap Value	15.57%
	T. Rowe Price Capital Appreciation	22.78%
	T. Rowe Price Equity Income	23.42%
	T. Rowe Price International Stock	11.92%

ING National Trust	FMRSM Diversified Mid Cap	12.80%
	Liquid Assets	17.32%
	T. Rowe Price Capital Appreciation	8.34%
	T. Rowe Price Equity Income	10.19%

ING Solution 2035 Portfolio	Marsico Growth	5.51%
ING USA Annuity and Life Insurance Company	Artio Foreign	83.75%
	BlackRock Health Sciences Opportunities	84.16%
	Clarion Global Real Estate	47.87%
	FMRSM Diversified Mid Cap	59.46%
	Global Resources	66.62%
	Invesco Van Kampen Growth and Income	81.35%
	JPMorgan Emerging Markets Equity	67.22%
	Liquid Assets	69.03%
	Marsico Growth	75.00%
	MFS Total Return	80.58%
	MFS Utilities	78.17%
	Morgan Stanley Global Franchise	94.66%
	PIMCO Total Return Bond	84.49%
	Pioneer Mid Cap Value	70.20%
	T. Rowe Price Capital Appreciation	61.22%
	T. Rowe Price Equity Income	46.72%
	T. Rowe Price International Stock	62.75%
ReliaStar Life Insurance Company	T. Rowe Price International Stock	13.45%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because certain of the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, those Portfolios may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Artio Foreign	$351,189	$—	$92,436	$443,625
BlackRock Health Sciences Opportunities	132,182	—	42,834	175,016
Clarion Global Real Estate	171,056	21,411	38,994	231,461
FMRSM Diversified Mid Cap	561,387	—	227,065	788,452
Global Resources	391,081	—	178,837	569,918
Invesco Van Kampen Growth and Income	282,325	—	115,824	398,149
JPMorgan Emerging Markets Equity	810,205	—	143,440	953,645
Liquid Assets	146,517	—	265,288	411,805
Marsico Growth	435,546	—	107,114	542,660
MFS Total Return	495,595	—	159,890	655,485
MFS Utilities	275,723	45,953	120,853	442,529
Morgan Stanley Global Franchise	335,657	—	99,396	435,053
PIMCO Total Return Bond	1,586,774	—	685,749	2,272,523
Pioneer Mid Cap Value	325,635	—	94,516	420,151
T. Rowe Price Capital Appreciation	2,112,969	—	777,576	2,890,545
T. Rowe Price Equity Income	737,030	—	235,642	972,672
T. Rowe Price International Stock	97,246	18,008	36,219	151,473

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during period ended June 30, 2012 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Clarion Global Real Estate	8	$16,703,125	1.30%
Global Resources	7	3,034,286	1.30%
JPMorgan Emerging Markets Equity	24	18,911,875	1.31%
Marsico Growth	2	2,185,000	1.31%
MFS Total Return	1	1,195,000	1.16%
MFS Utilities	7	1,478,571	1.31%
PIMCO Total Return Bond	9	10,449,444	1.26%
T. Rowe Price Capital Appreciation	1	3,730,000	1.25%

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased options on exchange traded futures contracts for PIMCO Total Return Bond during the period ended June 30, 2012 were as follows:

	Number of Contracts	Cost
Balance at 12/31/11	11,889	$94,042
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 6/30/12	11,889	$94,042

Transactions in purchased interest rate swaptions for PIMCO Total Return Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	50,300,000	$198,496
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	(50,300,000)	$(198,496)
Options Exercised	—	—
Options Expired	—	—
Balance at 6/30/12	—	$—

Transactions in written interest rate swaptions for PIMCO Total Return Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	1,544,700,000	$12,522,297
Options Written	560,400,000	3,563,587
Options Terminated in Closing Purchase Transactions	(350,700,000)	(1,375,290)
Options Exercised	—	—
Options Expired	(359,500,000)	(3,497,080)
Balance at 6/30/12	1,394,900,000	$11,213,513

Transactions in written inflation floor swaps for PIMCO Total Return Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	32,900,000	$320,570
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 6/30/12	32,900,000	$320,570

Transactions in written options on exchange traded futures contracts for PIMCO Total Return Bond during the period ended June 30, 2012 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/11	479	$381,500
Options Written	492	126,012
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	(479)	(381,500)
Balance at 6/30/12	492	$126,012

Transactions in written equity options for T. Rowe Price Capital Appreciation during the period ended June 30, 2012 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/11	83,166	$11,259,506
Options Written	123,756	18,437,705
Options Terminated in Closing Purchase Transactions	(16,726)	(1,567,029)
Options Exercised	(29,806)	(5,269,041)
Options Expired	(35,587)	(4,236,551)
Balance at 6/30/12	124,803	$18,624,589

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Artio Foreign
Class ADV
6-30-12	23,064	—	—	(121,466)	(98,402)	216,565	—	—	(1,139,665)	(923,100)
12-31-11	81,302	—	2,775	(192,393)	(108,316)	846,047	—	31,362	(2,155,815)	(1,278,406)
Class I
6-30-12	220,498	—	—	(569,060)	(348,562)	2,128,282	—	—	(5,366,923)	(3,238,641)
12-31-11	1,410,941	—	74,091	(25,335,315)	(23,850,283)	16,141,076	—	846,861	(298,839,203)	(281,851,266)
Class S
6-30-12	1,616,255	—	—	(4,863,410)	(3,247,155)	14,762,206	—	—	(46,350,184)	(31,587,978)
12-31-11	1,344,949	—	895,685	(11,156,105)	(8,915,471)	13,502,463	—	10,139,159	(120,955,941)	(97,314,319)
Class S2
6-30-12	102,194	—	—	(209,827)	(107,633)	935,540	—	—	(1,980,357)	(1,044,817)
12-31-11	79,130	—	62,439	(735,389)	(593,820)	793,249	—	703,066	(7,906,818)	(6,410,503)
BlackRock Health Sciences Opportunities
Class ADV
6-30-12	2,061	—	—	(743)	1,318	24,471	—	—	(8,861)	15,610
12-31-11	8,090	—	8	(3,665)	4,433	85,577	—	93	(38,864)	46,806
Class I
6-30-12	267,109	—	—	(158,123)	108,986	3,253,549	—	—	(1,961,768)	1,291,781
12-31-11	438,829	—	3,739	(485,024)	(42,456)	5,296,176	—	45,950	(5,577,065)	(234,939)
Class S
6-30-12	875,370	—	—	(1,490,708)	(615,338)	10,638,172	—	—	(18,228,143)	(7,589,971)
12-31-11	4,860,533	—	89,280	(4,751,208)	198,605	57,437,158	—	1,090,103	(53,813,975)	4,713,286
Class S2
6-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	(82)	(82)	—	—	—	(980)	(980)
Clarion Global Real Estate
Class ADV
6-30-12	183,612	—	—	(134,542)	49,070	1,753,752	—	—	(1,312,112)	441,640
12-31-11	625,880	—	33,355	(45,782)	613,453	6,016,513	—	329,550	(437,202)	5,908,861
Class I
6-30-12	1,191,664	—	—	(15,597,534)	(14,405,870)	11,652,895	—	—	(157,177,693)	(145,524,798)
12-31-11	5,838,546	—	799,178	(5,978,530)	659,194	56,652,604	—	8,007,773	(59,642,681)	5,017,696
Class S
6-30-12	442,790	—	—	(1,232,729)	(789,939)	4,262,494	—	—	(12,017,720)	(7,755,226)
12-31-11	742,992	—	603,503	(3,312,929)	(1,966,434)	7,269,039	—	6,022,964	(31,639,566)	(18,347,563)
Class S2
6-30-12	674	—	—	(18,355)	(17,681)	6,107	—	—	(179,681)	(173,574)
12-31-11	488	—	6,736	(36,471)	(29,247)	4,874	—	67,565	(348,068)	(275,629)
FMRSM Diversified Mid Cap
Class ADV
6-30-12	336,988	—	—	(545,905)	(208,917)	4,854,379	—	—	(7,916,763)	(3,062,384)
12-31-11	2,034,498	—	6,083	(585,947)	1,454,634	30,194,716	—	91,000	(8,624,372)	21,661,344
Class I
6-30-12	302,593	—	—	(352,234)	(49,641)	4,497,307	—	—	(5,210,162)	(712,855)
12-31-11	454,274	—	11,253	(1,027,307)	(561,780)	6,778,313	—	171,393	(15,268,939)	(8,319,233)
Class S
6-30-12	1,470,201	—	—	(5,881,565)	(4,411,364)	21,610,290	—	—	(85,729,851)	(64,119,561)
12-31-11	3,678,718	—	138,991	(15,818,620)	(12,000,911)	55,076,311	—	2,105,717	(234,811,106)	(177,629,078)
Class S2
6-30-12	165,426	—	—	(357,889)	(192,463)	2,413,504	—	—	(5,175,246)	(2,761,742)
12-31-11	525,329	—	9,309	(608,513)	(73,875)	7,812,433	—	140,382	(8,926,664)	(973,849)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Resources
Class ADV
6-30-12	1,245,038	—	—	(1,482,686)	(237,648)	24,467,069	—	—	(27,764,143)	(3,297,074)
12-31-11	7,200,561	—	40,336	(1,780,532)	5,460,365	156,264,245	—	864,812	(35,828,591)	121,300,466
Class I
6-30-12	95,719	—	—	(282,286)	(186,567)	1,842,423	—	—	(5,553,102)	(3,710,679)
12-31-11	400,214	—	15,120	(644,326)	(228,992)	8,839,963	—	334,756	(13,959,029)	(4,784,310)
Class S
6-30-12	314,502	—	—	(2,911,307)	(2,596,805)	6,219,109	—	—	(56,140,487)	(49,921,378)
12-31-11	1,999,835	—	208,944	(7,425,700)	(5,216,921)	43,871,535	—	4,594,683	(157,972,226)	(109,506,008)
Class S2
6-30-12	6,572	—	—	(77,522)	(70,950)	128,251	—	—	(1,485,009)	(1,356,758)
12-31-11	14,587	—	5,327	(158,225)	(138,311)	290,636	—	116,396	(3,347,755)	(2,940,723)
Invesco Van Kampen Growth and Income
Class ADV
6-30-12	40,839	—	—	(63,790)	(22,951)	892,886	—	—	(1,403,887)	(511,001)
12-31-11	197,863	—	5,651	(116,521)	86,993	4,326,567	—	123,925	(2,435,075)	2,015,417
Class I
6-30-12	97,612	—	—	(37,553)	60,059	2,108,929	—	—	(834,851)	1,274,078
12-31-11	146,685	—	6,027	(673,551)	(520,839)	3,252,997	—	132,295	(15,429,849)	(12,044,557)
Class S
6-30-12	1,214,207	—	—	(2,320,321)	(1,106,114)	26,593,552	—	—	(51,940,353)	(25,346,801)
12-31-11	1,685,936	—	286,607	(5,119,493)	(3,146,950)	37,325,740	—	6,322,545	(111,260,097)	(67,611,812)
Class S2
6-30-12	3,971	—	—	(147,955)	(143,984)	90,162	—	—	(3,260,323)	(3,170,161)
12-31-11	67,303	—	23,938	(374,117)	(282,876)	1,467,142	—	525,196	(8,048,270)	(6,055,932)
JPMorgan Emerging Markets Equity
Class ADV
6-30-12	242,495	—	—	(113,966)	128,529	4,699,884	—	—	(2,143,420)	2,556,464
12-31-11	637,775	—	67,254	(195,185)	509,844	13,287,031	—	1,416,382	(3,872,734)	10,830,679
Class I
6-30-12	1,259,181	—	—	(5,679,433)	(4,420,252)	24,612,265	—	—	(109,829,997)	(85,217,732)
12-31-11	7,266,567	—	646,501	(6,656,823)	1,256,245	160,279,091	—	13,983,805	(127,424,072)	46,838,824
Class S
6-30-12	2,492,558	—	—	(2,506,514)	(13,956)	49,700,912	—	—	(48,094,067)	1,606,845
12-31-11	1,963,944	—	1,310,406	(4,912,997)	(1,638,647)	41,452,341	—	28,291,674	(100,470,528)	(30,726,513)
Class S2
6-30-12	11,831	—	—	(84,760)	(72,929)	221,790	—	—	(1,663,621)	(1,441,831)
12-31-11	15,732	—	57,736	(204,147)	(130,679)	313,707	—	1,237,856	(4,149,651)	(2,598,088)
Liquid Assets
Class I
6-30-12	21,537,276	—	56,692	(28,092,122)	(6,498,154)	21,537,276	—	56,692	(28,092,122)	(6,498,154)
12-31-11	74,401,448	—	50,956	(92,707,697)	(18,255,293)	74,403,103	—	50,956	(92,707,696)	(18,253,637)
Class S
6-30-12	76,049,598	—	—	(236,791,394)	(160,741,796)	76,049,598	—	—	(236,791,394)	(160,741,796)
12-31-11	630,877,514	—	316,972	(716,867,574)	(85,673,088)	630,892,151	—	316,971	(716,867,574)	(85,658,452)
Class S2
6-30-12	51,447,069	—	—	(47,917,147)	3,529,922	51,447,069	—	—	(47,917,147)	3,529,922
12-31-11	137,735,556	—	61,016	(93,980,946)	43,815,626	137,738,141	—	61,016	(93,980,946)	43,818,211
Marsico Growth
Class ADV
6-30-12	92,293	—	—	(68,039)	24,254	1,732,375	—	—	(1,286,117)	446,258
12-31-11	244,050	—	159	(478,336)	(234,127)	4,244,721	—	2,852	(8,162,340)	(3,914,767)
Class I
6-30-12	718,402	—	—	(2,894,177)	(2,175,775)	13,537,247	—	—	(54,642,686)	(41,105,439)
12-31-11	1,410,604	—	45,075	(3,651,640)	(2,195,961)	24,566,565	—	820,810	(64,025,308)	(38,637,933)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Marsico Growth (continued)
Class S
6-30-12	1,153,057	—	—	(2,279,316)	(1,126,259)	22,210,326	—	—	(42,298,317)	(20,087,991)
12-31-11	2,520,744	—	69,068	(10,413,717)	(7,823,905)	43,144,672	—	1,246,682	(177,205,004)	(132,813,650)
Class S2
6-30-12	9,678	—	—	(68,374)	(58,696)	177,198	—	—	(1,261,004)	(1,083,806)
12-31-11	27,335	—	946	(151,110)	(122,829)	480,242	—	16,963	(2,596,825)	(2,099,620)
MFS Total Return
Class ADV
6-30-12	68,722	—	—	(22,292)	46,430	1,065,346	—	—	(342,935)	722,411
12-31-11	156,720	—	7,805	(106,094)	58,431	2,355,396	—	117,700	(1,574,916)	898,180
Class I
6-30-12	119,200	—	—	(492,667)	(373,467)	1,858,965	—	—	(7,654,487)	(5,795,522)
12-31-11	336,893	—	203,579	(1,395,058)	(854,586)	5,056,857	—	3,082,194	(21,003,844)	(12,864,793)
Class S
6-30-12	922,397	—	—	(3,626,253)	(2,703,856)	14,303,940	—	—	(56,356,274)	(42,052,334)
12-31-11	1,228,723	—	1,248,961	(9,935,731)	(7,458,047)	18,497,350	—	18,921,757	(149,627,447)	(112,208,340)
Class S2
6-30-12	13,337	—	—	(146,982)	(133,645)	207,471	—	—	(2,263,709)	(2,056,238)
12-31-11	73,938	—	51,875	(354,419)	(228,606)	1,119,171	—	779,681	(5,246,480)	(3,347,628)
MFS Utilities
Class ADV
6-30-12	496,511	—	—	(89,423)	407,088	6,907,214	—	—	(1,256,319)	5,650,895
12-31-11	950,684	—	44,306	(57,649)	937,341	13,190,361	—	598,574	(798,489)	12,990,446
Class I
6-30-12	69,963	—	—	(49,459)	20,504	981,603	—	—	(698,948)	282,655
12-31-11	43,380	—	12,545	(80,779)	(24,854)	598,705	—	171,783	(1,127,522)	(357,034)
Class S
6-30-12	1,258,344	—	—	(3,795,648)	(2,537,304)	17,407,909	—	—	(53,362,060)	(35,954,151)
12-31-11	5,813,618	—	1,408,271	(5,087,392)	2,134,497	80,527,103	—	19,223,523	(70,104,973)	29,645,653
Class S2
6-30-12	18,042	—	—	(3,534)	14,508	250,392	—	—	(50,391)	200,001
12-31-11	9,678	—	355	(5,498)	4,535	136,531	—	4,863	(79,474)	61,920
Morgan Stanley Global Franchise
Class ADV
6-30-12	447,953	—	—	(47,430)	400,523	7,151,462	—	—	(733,749)	6,417,713
12-31-11	550,144	—	10,431	(87,645)	472,930	8,226,948	—	159,908	(1,317,411)	7,069,445
Class I
6-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	(66)	(66)	—	—	—	(944)	(944)
Class S
6-30-12	977,317	—	—	(1,330,155)	(352,838)	15,667,033	—	—	(21,310,928)	(5,643,895)
12-31-11	4,293,841	—	503,894	(5,739,298)	(941,563)	64,488,447	—	7,890,975	(85,476,273)	(13,096,851)
Class S2
6-30-12	13,815	—	—	(235,916)	(222,101)	222,896	—	—	(3,804,942)	(3,582,046)
12-31-11	29,848	—	87,406	(655,658)	(538,404)	450,974	—	1,362,655	(9,805,721)	(7,992,092)
PIMCO Total Return Bond
Class ADV
6-30-12	2,183,815	—	—	(261,143)	1,922,672	25,267,163	—	—	(2,992,215)	22,274,948
12-31-11	4,395,381	—	741,244	(353,217)	4,783,408	51,295,169	—	8,324,174	(4,002,196)	55,617,147
Class I
6-30-12	10,513,520	—	—	(10,178,947)	334,573	125,606,315	—	—	(120,957,862)	4,648,453
12-31-11	29,435,006	—	2,457,275	(31,599,746)	292,535	350,049,214	—	28,455,244	(373,971,507)	4,532,951
Class S
6-30-12	15,232,429	—	—	(22,558,308)	(7,325,879)	182,906,581	—	—	(265,851,061)	(82,944,480)
12-31-11	48,237,167	—	20,464,257	(71,364,620)	(2,663,196)	578,376,383	—	237,180,739	(853,750,333)	(38,193,211)
Class S2
6-30-12	182,337	—	—	(487,262)	(304,925)	2,173,737	—	—	(5,753,069)	(3,579,332)
12-31-11	568,442	—	483,802	(1,381,069)	(328,825)	6,871,988	—	5,583,068	(16,522,292)	(4,067,236)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Pioneer Mid Cap Value
Class ADV
6-30-12	90,333	—	—	(87,493)	2,840	979,756	—	—	(924,677)	55,079
12-31-11	155,045	—	3,952	(88,740)	70,257	1,682,562	—	40,398	(942,043)	780,917
Class I
6-30-12	1,540,944	—	—	(1,357,156)	183,788	17,022,105	—	—	(15,052,404)	1,969,701
12-31-11	8,877,877	—	283,004	(19,527,201)	(10,366,320)	101,374,988	—	2,949,789	(182,573,430)	(78,248,653)
Class S
6-30-12	105,895	—	—	(4,188,903)	(4,083,008)	1,173,918	—	—	(46,497,041)	(45,323,123)
12-31-11	922,052	—	642,678	(8,933,823)	(7,369,093)	10,003,949	—	6,661,105	(97,232,309)	(80,567,255)
Class S2
6-30-12	15,112	—	—	(5,049)	10,063	163,199	—	—	(57,701)	105,498
12-31-11	5,674	—	63	(1,340)	4,397	65,044	—	657	(15,125)	50,576
T. Rowe Price Capital Appreciation
Class ADV
6-30-12	1,042,462	—	—	(398,501)	643,961	24,951,543	—	—	(9,599,965)	15,351,578
12-31-11	2,489,829	—	94,233	(714,306)	1,869,756	56,722,799	—	2,127,147	(16,068,388)	42,781,558
Class I
6-30-12	2,013,561	—	—	(1,011,408)	1,002,153	48,896,511	—	—	(24,598,971)	24,297,540
12-31-11	4,438,343	—	409,160	(5,808,771)	(961,268)	102,413,226	—	9,393,491	(134,618,507)	(22,811,790)
Class S
6-30-12	3,315,092	—	—	(6,868,134)	(3,553,042)	80,735,142	—	—	(167,267,182)	(86,532,040)
12-31-11	10,218,971	—	2,647,095	(21,382,062)	(8,515,996)	239,158,161	—	60,881,934	(495,736,440)	(195,696,345)
Class S2
6-30-12	141,288	—	—	(172,402)	(31,114)	3,415,276	—	—	(4,193,775)	(778,499)
12-31-11	178,475	—	58,682	(609,196)	(372,039)	4,110,330	—	1,345,421	(14,016,337)	(8,560,586)
T. Rowe Price Equity Income
Class ADV
6-30-12	552,889	—	—	(495,920)	56,969	6,683,336	—	—	(6,093,387)	589,949
12-31-11	1,187,048	125,775	55,651	(600,851)	767,623	14,032,503	1,505,928	632,722	(7,029,427)	9,141,726
Class I
6-30-12	2,705,470	—	—	(4,099,612)	(1,394,142)	33,270,360	—	—	(50,107,862)	(16,837,502)
12-31-11	5,298,264	972,418	723,275	(14,464,199)	(7,470,242)	60,414,602	11,733,294	8,283,032	(169,778,323)	(89,347,395)
Class S
6-30-12	2,539,525	—	—	(7,670,939)	(5,131,414)	30,359,061	—	—	(94,230,611)	(63,871,550)
12-31-11	7,225,336	2,301,874	1,642,438	(11,518,620)	(348,972)	82,581,934	27,804,643	18,843,238	(133,684,514)	(4,454,699)
Class S2
6-30-12	712,592	—	—	(261,535)	451,057	8,709,339	—	—	(3,139,666)	5,569,673
12-31-11	1,122,679	177,412	137,521	(518,833)	918,779	13,048,900	2,128,936	1,566,631	(6,051,157)	10,693,310
T. Rowe Price International Stock
Class ADV
6-30-12	167,000	—	—	(30,192)	136,808	1,800,020	—	—	(326,762)	1,473,258
12-31-11	333,001	—	14,806	(398,816)	(51,009)	3,726,840	—	171,306	(4,437,435)	(539,289)
Class I
6-30-12	188,500	—	—	(397,674)	(209,174)	2,041,172	—	—	(4,258,145)	(2,216,973)
12-31-11	767,351	—	176,439	(12,171,811)	(11,228,021)	8,110,838	—	2,029,044	(142,229,311)	(132,089,429)
Class S
6-30-12	1,311,386	—	—	(1,164,951)	146,435	14,475,984	—	—	(12,502,630)	1,973,354
12-31-11	765,626	—	576,186	(2,847,483)	(1,505,671)	8,374,115	—	6,608,852	(31,130,192)	(16,147,225)
Class S2
6-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	45,543	—	547	(97,028)	(50,938)	545,615	—	6,321	(1,154,664)	(602,728)

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

At June 30, 2012, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
Artio Foreign	$7,933,750	$8,401,631
BlackRock Health Sciences Opportunities	7,841,534	8,085,979
Clarion Global Real Estate	8,813,616	9,245,161
FMRSM Diversified Mid Cap	11,461,170	11,880,495
Global Resources	16,789,732	17,459,516
JPMorgan Emerging Markets Equity	64,914,906	67,556,962
Liquid Assets	4,404,802	4,493,145
arsico Growth	3,760,628	3,838,760
MFS Total Return	1,419,590	1,452,453
Morgan Stanley Global Franchise	476,956	488,826
PIMCO Total Return Bond	37,589,244	39,179,295
Pioneer Mid Cap Value	8,128,909	8,385,219
T. Rowe Price Capital Appreciation	19,806,777	20,273,347
T. Rowe Price Equity Income	5,697,133	5,916,381
T. Rowe Price International Stock	6,105,222	6,396,579

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Certain Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

NOTE 13 — REORGANIZATIONS

On January 22, 2011, T. Rowe Price Equity Income (“Acquiring Portfolio”) acquired all of the net assets of ING BlackRock Large Cap Value Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on January 11, 2011. The purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management and portfolio holdings of the Acquiring and Acquired Portfolios. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended December 31, 2011, are as follows:

Net investment income	$28,391,381
Net realized and unrealized loss on investments	$(37,636,753)
Net decrease in net assets resulting from operations	$(9,245,372)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since January 22, 2011. Net assets and unrealized depreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
T. Rowe Price Equity Income	ING BlackRock Large Cap Value Portfolio	$43,173	$1,563,267	$33,620	$5,113	0.8628

The net assets of T. Rowe Price Equity Income after the acquisition were $1,606,440,161.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Artio Foreign	$—	$11,720,448	$—
BlackRock Health Sciences Opportunities	—	1,136,153	—
Clarion Global Real Estate	—	14,427,852	—
FMRSM Diversified Mid Cap	—	2,508,492	—
Global Resources	—	5,910,647	—
Invesco Van Kampen Growth and Income	—	7,103,961	—
JPMorgan Emerging Markets Equity	—	9,852,860	35,076,857
Liquid Assets	56,692	428,943	—
Marsico Growth	—	2,087,307	—
MFS Total Return	—	22,901,332	—
MFS Utilities	—	19,998,743	—
Morgan Stanley Global Franchise	—	9,413,538	—
PIMCO Total Return Bond	—	233,251,624	46,291,601
Pioneer Mid Cap Value	—	9,651,949	—
T. Rowe Price Capital Appreciation	—	73,747,993	—
T. Rowe Price Equity Income	—	29,325,623	—
T. Rowe Price International Stock	—	8,815,523	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Artio Foreign	$2,744,917	$—	$(48,557,757)	$(1,106,184)	2015
				(247,541,855)	2016
				(297,755,976)	2017
				$(546,404,015)*

BlackRock Health Sciences Opportunities	1,659,980	3,450,878	2,922,388	—	—
Clarion Global Real Estate	1,816,540	—	32,257,465	(13,571,241)	2015
				(76,339,565)	2016
				(138,763,608)	2017
				(9,567,152)	2018
				$(238,241,566)

FMRSM Diversified Mid Cap	—	—	49,952,704	(109,953,880)	2017
Global Resources	6,240,659	—	41,829,433	(164,060,330)	2017
Invesco Van Kampen Growth and Income	9,999,528	—	54,468,483	(48,544,158)	2017
JPMorgan Emerging Markets Equity	—	21,168,547	82,083,523	—	—
Liquid Assets	109,547	240	—	—	—
Marsico Growth	2,737,355	—	92,614,787	(116,725,262)	2016
				(51,567,144)	2017
				$(168,292,406)

MFS Total Return	21,286,482	—	64,927,318	(32,702,875)	2016
				(133,304,957)	2017
				$(166,007,832)

MFS Utilities	4,576,034	—	54,809,809	(83,219,840)	2017
				(11,988,077)	2018
				$(95,207,917)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Morgan Stanley Global Franchise	$7,336,996	$21,155,702	$54,011,889	$—	—
PIMCO Total Return Bond	116,244,055	—	127,662,341	(77,207,673)	None
Pioneer Mid Cap Value	811,746	—	(8,874,307)	(18,271,182)	2016
				(138,590,943)	2017
				$(156,862,125)

T. Rowe Price Capital Appreciation	10,475,478	116,553,027	234,452,909	—	—
T. Rowe Price Equity Income	3,359,892	—	58,769,203	(9,628,308)	2015
				(2,390,465)	2016
				(71,430,205)	2017
				(7,138,763)	2018
				$(90,587,741)*

T. Rowe Price International Stock	754,914	—	(31,727,200)	(40,316,112)	2016
				(82,466,488)	2017
				$(122,782,600)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012 no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 15 — LITIGATION

In November 2010, as part of the Tribune Co. (“Tribune”) Chapter 11 bankruptcy proceedings in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”), ING Funds Services, LLC, ING Series Fund, Inc. and other ING entities were named as defendants in a class action complaint filed as an adversary proceeding (the “Complaint”). The Complaint alleges, among other things, that: (i) certain parties engaged in misconduct in connection with a leverage buyout transaction (the “LBO”) by which Tribune converted to a privately held company in 2007, (ii) the LBO damaged Tribune, and (iii) the LBO ultimately forced Tribune to file for bankruptcy. The Complaint seeks to recover payments made to beneficial owners in 2007 in connection with the LBO. As of June 24, 2012, none of the ING entities, including the T. Rowe Price Equity Income Portfolio, (the “Subject Portfolio”), has been served with an amended complaint. However, based on historical ownership, we anticipate that the Subject Portfolio will be named as a defendant. The value of the shares sold by the Subject Portfolio in connection with the LBO was/is $18,125,400.

On July 13, 2012, the Bankruptcy Court issued an order overruling certain objections to Tribune’s proposed plan of reorganization, and Judge Kevin Carey directed that a revised plan be filed during the week of July 16, 2012. The Bankruptcy Court is expected to enter the confirmation order shortly thereafter. Once the plan is confirmed, it cannot go effective until the Federal Communications Commission approves Tribune’s sale of its broadcast licenses, which will likely take a number of weeks.

On December 19, 2011, similar cases that were filed with various United States district courts relating to the Tribune LBO, including a complaint filed in the United States District Court of Pennsylvania which names the Subject Portfolio as a defendant, along with the Tribune Adversary Proceeding, were consolidated and transferred to the Southern District of New York (“NY District Court”). The NY District Court issued an order staying the consolidation action until further order by the Bankruptcy Court or the presiding Judge, William H. Pauley III. At a pre-trial conference in the consolidated actions on July 10, 2012, Judge Pauley adopted the defendants’ executive committee structure. The parties will submit a revised case management order based on input from Judge Pauley by August 3, 2012. That order will set, among other

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 15 — LITIGATION (continued)

things, a schedule for briefing threshold motions, with initial motions to dismiss due by November 2012.

The Subject Portfolio believes the claims raised in these actions are without merit and intended to vigorously defend against these actions.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Artio Foreign
Class ADV	$—	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.0843	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.0533	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.0370	$—	$—	July 17, 2012	July 13, 2012
Class ADV	$0.0434	$—	$—	July 19, 2012	July 17, 2012
Class I	$0.0819	$—	$—	July 19, 2012	July 17, 2012
Class S	$0.0683	$—	$—	July 19, 2012	July 17, 2012
Class S2	$0.0606	$—	$—	July 19, 2012	July 17, 2012
BlackRock Health Sciences Opportunities
Class ADV	$0.1098	$—	$0.1974	July 17, 2012	July 13, 2012
Class I	$0.1243	$—	$0.1974	July 17, 2012	July 13, 2012
Class S	$0.0941	$—	$0.1974	July 17, 2012	July 13, 2012
Clarion Global Real Estate
Class ADV	$0.0392	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.0815	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.0547	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.0358	$—	$—	July 17, 2012	July 13, 2012
Global Resources
Class ADV	$0.1133	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.2074	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.1458	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.1138	$—	$—	July 17, 2012	July 13, 2012
Invesco Van Kampen Growth and Income
Class ADV	$0.3362	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.4746	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.4137	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.3766	$—	$—	July 17, 2012	July 13, 2012
JPMorgan Emerging Markets Equity
Class ADV	$—	$—	$0.4897	July 17, 2012	July 13, 2012
Class I	$—	$—	$0.4897	July 17, 2012	July 13, 2012
Class S	$—	$—	$0.4897	July 17, 2012	July 13, 2012
Class S2	$—	$—	$0.4897	July 17, 2012	July 13, 2012
Liquid Assets
Class I	$—	$0.0001	$—	July 17, 2012	July 13, 2012
Class S	$—	$0.0001	$—	July 17, 2012	July 13, 2012
Class S2	$—	$0.0001	$—	July 17, 2012	July 13, 2012
Class I	$0.0001	$—	$—	August 1, 2012	Daily
Class S	$—	$—	$—	August 1, 2012	Daily
Class S2	$—	$—	$—	August 1, 2012	Daily
Marsico Growth
Class ADV	$—	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.1223	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.0709	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.0451	$—	$—	July 17, 2012	July 13, 2012

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
MFS Total Return
Class ADV	$0.3508	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.4239	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.3807	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.3559	$—	$—	July 17, 2012	July 13, 2012
MFS Utilities
Class ADV	$0.2259	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.2259	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.2259	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.2259	$—	$—	July 17, 2012	July 13, 2012
Morgan Stanley Global Franchise
Class ADV	$0.2848	$—	$0.7935	July 17, 2012	July 13, 2012
Class S	$0.2790	$—	$0.7935	July 17, 2012	July 13, 2012
Class S2	$0.2498	$—	$0.7935	July 17, 2012	July 13, 2012
PIMCO Total Return Bond
Class ADV	$0.3965	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.4390	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.4082	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.3871	$—	$—	July 17, 2012	July 13, 2012
Pioneer Mid Cap Value
Class ADV	$0.0138	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.0138	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.0138	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.0138	$—	$—	July 17, 2012	July 13, 2012
T. Rowe Price Capital Appreciation
Class ADV	$0.0629	$—	$0.6993	July 17, 2012	July 13, 2012
Class I	$0.0629	$—	$0.6993	July 17, 2012	July 13, 2012
Class S	$0.0629	$—	$0.6993	July 17, 2012	July 13, 2012
Class S2	$0.0629	$—	$0.6993	July 17, 2012	July 13, 2012
T. Rowe Price Equity Income
Class ADV	$0.0290	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.0290	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.0290	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.0290	$—	$—	July 17, 2012	July 13, 2012
T. Rowe Price International Stock
Class ADV	$0.0017	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.0583	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.0289	$—	$—	July 17, 2012	July 13, 2012

On January 12, 2012, the Board approved a proposal to reorganize Artio Foreign (“Disappearing Portfolio”) with and into ING Templeton Foreign Equity Portfolio (the “Reorganization”), which is not included in this report. The proposed Reorganization was subject to approval by shareholders of the Disappearing Portfolio. Shareholder approval of the Reorganization was obtained, and the Reorganization took place on July 21, 2012.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING ARTIO FOREIGN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Geographic Diversification
as of June 30, 2012
(as a percentage of net assets)

United Kingdom	14.9%
Japan	13.8%
Switzerland	8.2%
France	7.2%
Germany	6.3%
Canada	5.7%
Emerging Markets	4.8%
China	4.7%
Netherlands	4.4%
United States	0.5%
Countries between 0.1%–2.5%ˆ	15.6%
Assets in Excess of Other Liabilities*	13.9%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 18 countries, which each represents 0.1%–2.5% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 80.0%
	Australia: 0.5%
94,859	Other Securities	$2,207,473	0.5

	Canada: 5.6%
158,967	Barrick Gold Corp.	5,988,001	1.3
154,793	Potash Corp. of Saskatchewan, Inc.	6,765,827	1.4
301,029	Suncor Energy, Inc.	8,704,738	1.8
339,420	Other Securities(a)	5,288,072	1.1
		26,746,638	5.6

	China: 4.7%
1,908,000	Dongfeng Motor Group Co., Ltd.	2,982,310	0.6
14,685,458	Other Securities(a)	19,461,983	4.1
		22,444,293	4.7

	Czech Republic: 1.6%
42,673	Komercni Banka AS	7,444,360	1.6

	Denmark: 1.1%
35,001	Novo-Nordisk A/S	5,076,435	1.1

	Finland: 0.4%
94,735	Other Securities	1,799,062	0.4

COMMON STOCK: (continued)
	France: 7.2%
75,163	Cie Generale D’Optique Essilor International S.A.	$6,982,642	1.5
83,946	Groupe Danone	5,216,971	1.1
29,199	LVMH Moet Hennessy Louis Vuitton S.A.	4,443,802	0.9
67,951	Sanofi-Aventis	5,143,959	1.1
56,861	Schneider Electric S.A.	3,160,552	0.7
229,994	Other Securities(a)	9,231,239	1.9
		34,179,165	7.2

	Germany: 5.7%
171,371	E.ON AG	3,703,186	0.8
79,811	Fresenius AG	8,263,469	1.7
47,670	Henkel KGaA – Vorzug	3,167,481	0.7
363,689	Other Securities	11,857,633	2.5
		26,991,769	5.7

	Hong Kong: 2.5%
1,497,000	Hang Lung Properties Ltd.	5,120,667	1.1
2,391,393	Other Securities	6,632,853	1.4
		11,753,520	2.5

	India: 0.6%
543,216	Other Securities	3,097,833	0.6

	Israel: 0.5%
56,114	Other Securities	2,213,136	0.5

	Italy: 0.4%
636,267	Other Securities	1,921,266	0.4

	Japan: 13.8%
26,694	Fanuc Ltd.	4,387,990	0.9
163,120	Honda Motor Co., Ltd.	5,692,162	1.2
771,717	Isuzu Motors Ltd.	4,133,612	0.9
196,228	Komatsu Ltd.	4,684,225	1.0
401,771	Nissan Motor Co., Ltd.	3,815,109	0.8
18,911	SMC Corp.	3,278,747	0.7
85,900	Softbank Corp.	3,197,514	0.7
151,747	Suzuki Motor Corp.	3,115,803	0.7
231,135	Toyota Motor Corp.	9,329,122	2.0
91,200	Uni-Charm Corp.	5,191,218	1.1
1,085,462	Other Securities	18,208,518	3.8
		65,034,020	13.8

	Luxembourg: 0.4%
80,056	Other Securities	1,892,829	0.4

	Macau: 1.2%
964,800	Sands China Ltd.	3,103,788	0.6
1,138,500	Other Securities(a)	2,686,523	0.6
		5,790,311	1.2

See Accompanying Notes to Financial Statements

ING ARTIO FOREIGN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Mexico: 0.5%
453,442		Other Securities	$2,343,403	0.5

		Netherlands: 4.4%
366,569		Royal Dutch Shell PLC — Class A	12,350,764	2.6
167,266		Unilever NV	5,587,608	1.2
117,846		Other Securities	2,715,583	0.6
			20,653,955	4.4

		Russia: 1.3%
2,285,111	@	Sberbank	6,095,511	1.3

		South Korea: 1.4%
6,367		Samsung Electronics Co., Ltd.	6,742,573	1.4

		Spain: 0.7%
569,383		Other Securities	3,342,048	0.7

		Sweden: 1.3%
84,822		Elekta AB	3,876,004	0.8
155,492		Other Securities	2,206,275	0.5
			6,082,279	1.3

		Switzerland: 8.2%
125,117		Nestle S.A.	7,466,716	1.6
157,457		Novartis AG	8,803,628	1.9
24,394		Roche Holding AG — Genusschein	4,213,649	0.9
46,244	@	Swiss Re Ltd.	2,915,306	0.6
15,101		Syngenta AG	5,169,453	1.1
240,052		Other Securities	9,986,547	2.1
			38,555,299	8.2

		Taiwan: 1.1%
1,551,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,245,813	0.9
284,000		Other Securities	858,688	0.2
			5,104,501	1.1

		United Kingdom: 14.9%
232,078		BG Group PLC	4,750,966	1.0
216,245		BHP Billiton PLC	6,146,192	1.3
172,911		CRH PLC	3,335,977	0.7
297,956		Diageo PLC	7,679,793	1.6
310,581		GlaxoSmithKline PLC	7,054,530	1.5
784,855		HSBC Holdings PLC	6,915,997	1.5
286,647		National Grid PLC	3,037,885	0.7
69,772		Reckitt Benckiser PLC	3,687,928	0.8
248,756	@	Rolls-Royce Holdings PLC	3,352,662	0.7
4,022,414		Vodafone Group PLC	11,305,994	2.4
282,885		WPP PLC	3,434,144	0.7
27,644,960		Other Securities	9,546,314	2.0
			70,248,382	14.9
		Total Common Stock
		(Cost $387,032,287)	377,760,061	80.0

EXCHANGE-TRADED FUNDS: 5.3%
581,313		iShares MSCI Emerging Markets Index Fund	$22,781,656	4.8
33,524		Other Securities	2,329,020	0.5

		Total Exchange-Traded Funds
		(Cost $24,599,558)	25,110,676	5.3

PREFERRED STOCK: 0.6%
		Germany: 0.6%
18,557		Volkswagen AG	2,939,954	0.6

		Total Preferred Stock
		(Cost $2,973,822)	2,939,954	0.6

RIGHTS: 0.1%
		Canada: 0.1%
262,051		Other Securities(a)	236,801	0.1
		Total Rights
		(Cost $—)	236,801	0.1

Principal Amount†		Value	Percentage of Net Assets

STRUCTURED PRODUCTS: 0.1%
	Ireland: 0.1%
75,714	Other Securities	383,265	0.1

	Total Structured Products
	(Cost $356,886)	383,265	0.1

	Total Long-Term Investments
	(Cost $414,962,553)	406,430,757	86.1

SHORT-TERM INVESTMENTS: 8.9%
	Securities Lending Collateralcc(1): 1.8%
1,995,388	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,995,419, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $2,035,296, due 05/01/32–06/01/42)	1,995,388	0.4
1,995,388	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,995,421, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $2,035,296, due 07/01/42–02/20/61)	1,995,388	0.4

See Accompanying Notes to Financial Statements

ING ARTIO FOREIGN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,995,388	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,995,418, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $2,035,296, due 04/01/24–06/01/42)	$1,995,388	0.5
1,995,388	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,995,429, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,035,296, due 10/01/14–02/25/44)	1,995,388	0.4
420,079	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $420,086, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $428,481, due 07/01/21–04/01/42)	420,079	0.1
		8,401,631	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 7.1%
33,693,653	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $33,693,653)	33,693,653	7.1

	Total Short-Term Investments
	(Cost $42,095,284)	42,095,284	8.9

	Total Investments in Securities (Cost $457,057,837)	$448,526,041	95.0
	Assets in Excess of Other Liabilities	23,691,871	5.0
	Net Assets	$472,217,912	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $464,507,313.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$21,584,611
Gross Unrealized Depreciation	(37,565,883)
Net Unrealized Depreciation	$(15,981,272)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	14.5%
Consumer Staples	8.6
Energy	6.8
Exchange-Traded Funds	5.3
Financials	10.3
Health Care	11.0
Industrials	8.3
Information Technology	4.6
Materials	8.3
Rights	0.1
Telecommunication Services	5.0
Utilities	3.3
Short-Term Investments	8.9
Assets in Excess of Other Liabilities	5.0
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING ARTIO FOREIGN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$2,207,473	$—	$2,207,473
Canada	26,746,638	—	—	26,746,638
China	2,293,391	20,150,902	—	22,444,293
Czech Republic	—	7,444,360	—	7,444,360
Denmark	—	5,076,435	—	5,076,435
Finland	—	1,799,062	—	1,799,062
France	—	34,179,165	—	34,179,165
Germany	—	26,991,769	—	26,991,769
Hong Kong	—	11,753,520	—	11,753,520
India	—	3,097,833	—	3,097,833
Israel	2,213,136	—	—	2,213,136
Italy	—	1,921,266	—	1,921,266
Japan	—	65,034,020	—	65,034,020
Luxembourg	—	1,892,829	—	1,892,829
Macau	—	5,790,311	—	5,790,311
Mexico	2,343,403	—	—	2,343,403
Netherlands	297,490	20,356,465	—	20,653,955
Russia	6,095,511	—	—	6,095,511
South Korea	—	6,742,573	—	6,742,573
Spain	—	3,342,048	—	3,342,048
Sweden	—	6,082,279	—	6,082,279
Switzerland	—	38,555,299	—	38,555,299
Taiwan	—	5,104,501	—	5,104,501
United Kingdom	—	70,248,382	—	70,248,382
Total Common Stock	39,989,569	337,770,492	—	377,760,061
Exchange-Traded Funds	25,110,676	—	—	25,110,676
Preferred Stock	—	2,939,954	—	2,939,954
Rights	236,801	—	—	236,801
Structured Products	—	383,265	—	383,265
Short-Term Investments	33,693,653	8,401,631	—	42,095,284
Total Investments, at fair value	$99,030,699	$349,495,342	$—	$448,526,041
Other Financial Instruments+
Futures	423,136	—	—	423,136
Total Assets	$99,453,835	$349,495,342	$—	$448,949,177
Liabilities Table
Other Financial Instruments+
Futures	$(1,786)	$—	$—	$(1,786)
Forward Foreign Currency Contracts	—	(140,845)	—	(140,845)
Total Liabilities	$(1,786)	$(140,845)	$—	$(142,631)

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

For the six months ended June 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2012, securities valued at $5,931,151 were transferred from Level 1 to Level 2 within the fair value hierarchy.

See Accompanying Notes to Financial Statements

ING ARTIO FOREIGN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	EU Euro	9,202,498	Buy	09/19/12	$11,681,099	$11,655,047	$(26,052)
JPMorgan Chase & Co.	British Pound	1,471,846	Buy	09/19/12	2,310,356	2,304,638	(5,718)
							$(31,770)

JPMorgan Chase & Co.	British Pound	1,471,846	Sell	09/19/12	$2,292,488	$2,304,638	$(12,150)
JPMorgan Chase & Co.	EU Euro	1,902,111	Sell	09/19/12	2,365,694	2,409,041	(43,347)
JPMorgan Chase & Co.	EU Euro	7,300,386	Sell	09/19/12	9,192,428	9,246,006	(53,578)
							$(109,075)

ING Artio Foreign Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	333	09/21/12	$9,502,847	$262,133
FTSE 100 Index	54	09/21/12	4,670,906	(1,786)
NIKKEI 225 (SGX)	106	09/13/12	4,836,250	149,553
S&P/TSX 60 Index	36	09/20/12	4,677,419	11,450
			$23,687,422	$421,350

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$423,136
Total Asset Derivatives		$423,136

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$140,845
Equity contracts	Net Assets — Unrealized depreciation*	1,786
Total Liability Derivatives		$142,631

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$658,259	$658,259
Foreign exchange contracts	47,352	—	47,352
Total	$47,352	$658,259	$705,611

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$290,203	$290,203
Foreign exchange contracts	(247,086)	—	(247,086)
Total	$(247,086)	$290,203	$43,117

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Health Care	93.4%
Consumer Staples	1.6%
Industrials	0.5%
Assets in Excess of Other Liabilities*	4.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.5%
		Consumer Staples: 1.6%
62,700		CVS Caremark Corp.	$2,929,971	1.3
108,800		Other Securities	583,950	0.3
			3,513,921	1.6

		Health Care: 93.4%
61,900		Abbott Laboratories	3,990,693	1.8
66,400	@	Acorda Therapeutics, Inc.	1,564,384	0.7
41,114		Aetna, Inc.	1,593,990	0.7
69,996	@	Alexion Pharmaceuticals, Inc.	6,950,603	3.1
81,874	@	Align Technology, Inc.	2,739,504	1.2
55,518		Allergan, Inc.	5,139,301	2.3
104,119		Amgen, Inc.	7,604,852	3.4
150,594	@	Ariad Pharmaceuticals, Inc.	2,591,723	1.2
39,600		Baxter International, Inc.	2,104,740	0.9
23,300		Bayer AG	1,678,986	0.8
53,440	@	Biogen Idec, Inc.	7,715,667	3.5
49,503		Cardinal Health, Inc.	2,079,126	0.9
88,662	@	Celgene Corp.	5,688,554	2.6
36,900	@	Cerner Corp.	3,050,154	1.4
40,900		Cigna Corp.	1,799,600	0.8
30,100		Cooper Cos., Inc.	2,400,776	1.1
82,510		Covidien PLC	4,414,285	2.0
42,400	@	Cubist Pharmaceuticals, Inc.	1,607,384	0.7
77,800		Densply International, Inc.	2,941,618	1.3
29,100	@	Edwards Lifesciences Corp.	3,006,030	1.3
77,000		Eli Lilly & Co.	3,304,070	1.5
92,466		Express Scripts Holding Co.	5,162,377	2.3
52,010		Gilead Sciences, Inc.	2,667,073	1.2
97,200	@, L	Incyte Corp., Ltd.	2,206,440	1.0
7,196	@	Intuitive Surgical, Inc.	3,985,073	1.8
98,500		Johnson & Johnson	6,654,660	3.0
46,031		McKesson Corp.	4,315,406	1.9
33,900	@	Medivation, Inc.	3,098,460	1.4

COMMON STOCK: (continued)
		Health Care: (continued)
72,288		Medtronic, Inc.	$2,799,714	1.3
110,300		Merck & Co., Inc.	4,605,025	2.1
18,800		Merck KGaA	1,877,494	0.8
26,749	@	Onyx Pharmaceuticals, Inc.	1,777,471	0.8
15,500		Perrigo Co.	1,827,915	0.8
286,830		Pfizer, Inc.	6,597,090	3.0
62,508	@, L	Pharmacyclics, Inc.	3,413,562	1.5
53,700	@	Resmed, Inc.	1,675,440	0.8
13,100		Roche Holding AG - Genusschein	2,262,802	1.0
61,400		Sanofi-Aventis	4,648,042	2.1
79,100		Stryker Corp.	4,358,410	2.0
32,200	@	SXC Health Solutions Corp.	3,194,562	1.4
40,100		Teva Pharmaceutical Industries Ltd. ADR	1,581,544	0.7
29,600		Thermo Fisher Scientific, Inc.	1,536,536	0.7
130,393		UnitedHealth Group, Inc.	7,627,990	3.4
29,900	@	Varian Medical Systems, Inc.	1,817,023	0.8
77,167		VCA Antech, Inc.	1,696,131	0.8
67,620	@	Vertex Pharmaceuticals, Inc.	3,781,310	1.7
46,400	@	Watson Pharmaceuticals, Inc.	3,433,136	1.5
63,600		WellPoint, Inc.	4,057,044	1.8
65,500		Zimmer Holdings, Inc.	4,215,580	1.9
3,110,685		Other Securities(a)	37,258,541	16.7
			208,097,891	93.4

		Industrials: 0.5%
59,729		Other Securities	1,177,003	0.5

		Total Common Stock
		(Cost $193,637,816)	212,788,815	95.5

WARRANTS: 0.0%
		Health Care: 0.0%
133,228		Other Securities	7,994	0.0
		Total Warrants
		(Cost $—)	7,994	0.0

		Total Long-Term Investments
		(Cost $193,637,816)	212,796,809	95.5

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 7.0%
	Securities Lending Collateralcc(1): 3.7%
1,920,420	Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $1,920,456, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–6.000%, Market Value plus accrued interest $1,958,828, due 04/20/61–05/15/42)	$1,920,420	0.9
1,920,420	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,920,452, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,958,828, due 07/01/42–02/20/61)	1,920,420	0.9
1,920,420	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $1,920,444, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $1,958,830, due 06/15/15)	1,920,420	0.8
1,920,420	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,920,459, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,958,828, due 10/01/14–02/25/44)	1,920,420	0.9
404,299	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $404,306, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $412,385, due 07/01/21–04/01/42)	404,299	0.2
		8,085,979	3.7

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 3.3%
7,413,437	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,413,437)	$7,413,437	3.3

	Total Short-Term Investments
	(Cost $15,499,416)	15,499,416	7.0

	Total Investments in Securities (Cost $209,137,232)	$228,296,225	102.5
	Liabilities in Excess of Other Assets	(5,543,842)	(2.5)
	Net Assets	$222,752,383	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $210,182,886.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$23,085,791
Gross Unrealized Depreciation	(4,972,452)
Net Unrealized Appreciation	$18,113,339

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$3,513,921	$—	$—	$3,513,921
Health Care	193,145,067	14,952,824	—	208,097,891
Industrials	—	1,177,003	—	1,177,003
Total Common Stock	196,658,988	16,129,827	—	212,788,815
Warrants	—	7,994	—	7,994
Short-Term Investments	7,413,437	8,085,979	—	15,499,416
Total Investments, at fair value	$204,072,425	$24,223,800	$—	$228,296,225
Other Financial Instruments+
Forward Foreign Currency Contracts	—	849,332	—	849,332
Total Assets	$204,072,425	$25,073,132	$—	$229,145,557
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(139,795)	$—	$(139,795)
Total Liabilities	$—	$(139,795)	$—	$(139,795)

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Swiss Franc	200,000	Buy	07/18/12	$207,639	$210,804	$3,165
Citigroup, Inc.	Swedish Krona	3,976,000	Buy	07/18/12	563,192	574,385	11,193
Citigroup, Inc.	British Pound	429,800	Buy	07/18/12	695,647	673,104	(22,543)
Citigroup, Inc.	Swiss Franc	1,900,000	Buy	07/18/12	2,058,938	2,002,640	(56,298)
Deutsche Bank AG	EU Euro	1,207,000	Buy	07/18/12	1,508,164	1,527,683	19,519
Royal Bank of Scotland Group PLC	Danish Krone	1,074,800	Buy	07/18/12	191,560	183,038	(8,522)
Royal Bank of Scotland Group PLC	Swiss Franc	2,330,000	Buy	07/18/12	2,480,000	2,455,868	(24,132)
							$(77,618)

Deutsche Bank AG	EU Euro	273,000	Sell	07/18/12	$339,320	$345,532	$(6,212)
Deutsche Bank AG	EU Euro	1,233,500	Sell	07/18/12	1,541,849	1,561,222	(19,373)
Citigroup, Inc.	Danish Krone	142,000	Sell	07/18/12	23,783	24,183	(400)
Citigroup, Inc.	Australian Dollar	43,000	Sell	07/18/12	43,700	43,933	(233)
Citigroup, Inc.	EU Euro	178,000	Sell	07/18/12	226,129	225,292	837
Citigroup, Inc.	Swiss Franc	34,000	Sell	07/18/12	35,309	35,837	(528)
Citigroup, Inc.	Australian Dollar	23,000	Sell	07/18/12	22,589	23,499	(910)
Citigroup, Inc.	British Pound	36,000	Sell	07/18/12	55,736	56,380	(644)
Citigroup, Inc.	Swiss Franc	739,000	Sell	07/18/12	812,611	778,921	33,690
Citigroup, Inc.	Swiss Franc	986,000	Sell	07/18/12	1,078,925	1,039,265	39,660
Citigroup, Inc.	Swiss Franc	401,000	Sell	07/18/12	439,080	422,662	16,418
Citigroup, Inc.	Swiss Franc	991,000	Sell	07/18/12	1,090,739	1,044,534	46,205
Citigroup, Inc.	Swiss Franc	3,708,000	Sell	07/18/12	4,046,599	3,908,309	138,290

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Australian Dollar	549,000	Sell	07/18/12	$562,634	$560,913	$1,721
Citigroup, Inc.	EU Euro	6,732,000	Sell	07/18/12	8,965,455	8,520,591	444,864
Citigroup, Inc.	Canadian Dollar	170,000	Sell	07/18/12	171,143	166,910	4,233
Citigroup, Inc.	Swedish Krona	3,799,000	Sell	07/18/12	574,612	548,816	25,796
Citigroup, Inc.	Swiss Franc	330,000	Sell	07/18/12	359,736	347,827	11,909
Citigroup, Inc.	EU Euro	17,000	Sell	07/18/12	22,254	21,517	737
Deutsche Bank AG	Swedish Krona	177,000	Sell	07/18/12	26,053	25,570	483
Deutsche Bank AG	Danish Krone	1,101,000	Sell	07/18/12	193,459	187,500	5,959
Deutsche Bank AG	British Pound	1,350,000	Sell	07/18/12	2,142,252	2,114,218	28,034
Deutsche Bank AG	Swiss Franc	113,000	Sell	07/18/12	119,506	119,104	402
Royal Bank of Scotland Group PLC	EU Euro	198,000	Sell	07/18/12	258,837	250,606	8,231
Royal Bank of Scotland Group PLC	British Pound	34,000	Sell	07/18/12	54,276	53,247	1,029
Royal Bank of Scotland Group PLC	Danish Krone	1,116,000	Sell	07/18/12	197,011	190,054	6,957
							$787,155

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$849,332
Total Asset Derivatives		$849,332

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$139,795
Total Liability Derivatives		$139,795

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$38,549
Total	$38,549

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$109,717
Total	$109,717

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Geographic Diversification
as of June 30, 2012
(as a percentage of net assets)

United States	49.3%
Japan	12.9%
Australia	8.9%
Hong Kong	8.4%
United Kingdom	4.4%
France	3.7%
Singapore	3.6%
Canada	2.2%
China	1.1%
Countries between 0.2%–0.8%ˆ	2.1%
Assets in Excess of Other Liabilities*	3.4%
Net Assets	100.0%
* Includes short-term investments.
ˆ Includes 4 countries, which each represents 0.2%–0.8% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.6%
		Australia: 8.9%
3,341,271		Dexus Property Group	$3,197,277	1.2
736,920		Goodman Group	2,790,307	1.0
858,725		Investa Office Fund	2,396,442	0.9
734,202		Westfield Group	7,188,855	2.6
1,233,152	L	Westfield Retail Trust	3,617,068	1.3
2,173,770		Other Securities	5,161,937	1.9
			24,351,886	8.9

		Brazil: 0.2%
34,400		Other Securities	496,518	0.2

		Canada: 2.2%
199,600		Other Securities(a)	6,004,196	2.2

		China: 1.1%
4,762,722		Other Securities	2,920,164	1.1

		France: 3.7%
60,385		Klepierre	1,984,488	0.7
29,342		Unibail	5,405,105	2.0
32,462		Other Securities(a)	2,580,366	1.0
			9,969,959	3.7

		Germany: 0.8%
74,098		Other Securities	2,174,161	0.8

		Hong Kong: 8.4%
365,959		Cheung Kong Holdings Ltd.	4,518,240	1.7
796,694		Hang Lung Properties Ltd.	2,725,187	1.0
510,000		Kerry Properties Ltd.	2,194,618	0.8

COMMON STOCK: (continued)
		Hong Kong: (continued)
1,045,600		Link Real Estate Investment Trust	$4,285,770	1.6
1,418,628		Sino Land Co.	2,154,141	0.8
188,400		Sun Hung Kai Properties Ltd.	2,239,878	0.8
394,392		Wharf Holdings Ltd.	2,193,198	0.8
589,113		Other Securities	2,594,646	0.9
			22,905,678	8.4

		Japan: 12.9%
38,817		Daito Trust Construction Co., Ltd.	3,679,546	1.4
380		Japan Real Estate Investment Corp.	3,484,127	1.3
477,719		Mitsubishi Estate Co., Ltd.	8,570,662	3.1
451,582		Mitsui Fudosan Co., Ltd.	8,761,972	3.2
594,000		Tokyo Tatemono Co., Ltd.	2,241,561	0.8
146,272		Other Securities(a)	8,521,700	3.1
			35,259,568	12.9

		Netherlands: 0.6%
37,495		Other Securities	1,650,810	0.6

		Singapore: 3.6%
2,708,000		CapitaCommercial Trust	2,723,646	1.0
1,305,500	@	Global Logistic Properties Ltd.	2,173,345	0.8
2,661,059		Other Securities	4,959,116	1.8
			9,856,107	3.6

		Sweden: 0.5%
124,940		Other Securities	1,438,706	0.5

		United Kingdom: 4.4%
73,310		Derwent Valley Holdings PLC	2,131,384	0.8
373,789		Hammerson PLC	2,596,019	0.9
295,706		Land Securities Group PLC	3,426,027	1.3
930,683		Other Securities	3,866,820	1.4
			12,020,250	4.4

		United States: 49.3%
27,300		American Tower Corp.	1,908,543	0.7
52,825		AvalonBay Communities, Inc.	7,473,681	2.7
75,400		Boston Properties, Inc.	8,171,098	3.0
67,700		BRE Properties, Inc.	3,386,354	1.2
206,500		DDR Corp.	3,023,160	1.1
104,400		Douglas Emmett, Inc.	2,411,640	0.9
123,000		Equity Residential	7,670,280	2.8
24,400		Essex Property Trust, Inc.	3,755,648	1.4
26,400		Federal Realty Investment Trust	2,747,976	1.0

See Accompanying Notes to Financial Statements

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United States: (continued)
260,982	General Growth Properties, Inc.	$4,721,164	1.7
103,700	HCP, Inc.	4,578,355	1.7
74,400	Health Care Real Estate Investment Trust, Inc.	4,337,520	1.6
388,221	Host Hotels & Resorts, Inc.	6,141,656	2.3
56,300	Kilroy Realty Corp.	2,725,483	1.0
194,100	Kimco Realty Corp.	3,693,723	1.4
99,400	Liberty Property Trust	3,661,896	1.3
101,565	Macerich Co.	5,997,413	2.2
66,200	Post Properties, Inc.	3,240,490	1.2
155,927	ProLogis, Inc.	5,181,454	1.9
31,394	Public Storage, Inc.	4,533,608	1.7
107,651	Simon Property Group, Inc.	16,756,955	6.1
67,900	SL Green Realty Corp.	5,448,296	2.0
42,500	Taubman Centers, Inc.	3,279,300	1.2
190,275	UDR, Inc.	4,916,706	1.8
87,970	Ventas, Inc.	5,552,667	2.0
54,431	Vornado Realty Trust	4,571,115	1.7
147,500	Other Securities	4,597,389	1.7
		134,483,570	49.3

	Total Common Stock
	(Cost $171,644,416)	263,531,573	96.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.4%
	Securities Lending Collateralcc(1): 3.4%
2,195,726	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $2,195,760, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $2,239,641, due 05/01/32–06/01/42)	2,195,726	0.8
2,195,726	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,195,762, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $2,239,641, due 07/01/42–02/20/61)	2,195,726	0.8

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
2,195,726	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $2,195,758, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $2,239,640, due 04/01/24–06/01/42)	$2,195,726	0.8
2,195,726	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,195,771, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,239,640, due 10/01/14–02/25/44)	2,195,726	0.8
462,257	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $462,265, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $471,502, due 07/01/21–04/01/42)	462,257	0.2
		9,245,161	3.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
8,181,621	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,181,621)	8,181,621	3.0

	Total Short-Term Investments
	(Cost $17,426,782)	17,426,782	6.4

	Total Investments in Securities (Cost $189,071,198)	$280,958,355	103.0
	Liabilities in Excess of Other Assets	(8,149,502)	(3.0)
	Net Assets	$272,808,853	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

See Accompanying Notes to Financial Statements

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $220,768,074.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$85,564,324
Gross Unrealized Depreciation	(25,374,043)
Net Unrealized Appreciation	$60,190,281

Industry Diversification	Percentage of Net Assets
Retail REITs	28.0%
Diversified Real Estate Activities	14.0
Office REITs	12.8
Residential REITs	12.2
Specialized REITs	10.4
Diversified REITs	8.7
Real Estate Development	4.0
Industrial REITs	3.3
Real Estate Operating Companies	3.0
Hotels, Resorts & Cruise Lines	0.2
Short-Term Investments	6.4
Liabilities in Excess of Other Assets	(3.0)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$24,351,886	$—	$24,351,886
Brazil	496,518	—	—	496,518
Canada	6,004,196	—	—	6,004,196
China	—	2,920,164	—	2,920,164
France	—	9,969,959	—	9,969,959
Germany	—	2,174,161	—	2,174,161
Hong Kong	—	22,905,678	—	22,905,678
Japan	—	35,259,568	—	35,259,568
Netherlands	—	1,650,810	—	1,650,810
Singapore	—	9,856,107	—	9,856,107
Sweden	—	1,438,706	—	1,438,706
United Kingdom	552,645	11,467,605	—	12,020,250
United States	134,483,570	—	—	134,483,570
Total Common Stock	141,536,929	121,994,644	—	263,531,573
Short-Term Investments	8,181,621	9,245,161	—	17,426,782
Total Investments, at fair value	$149,718,550	$131,239,805	$—	$280,958,355

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Information Technology	19.2%
Consumer Discretionary	17.0%
Financials	16.2%
Industrials	11.4%
Health Care	8.7%
Energy	5.3%
Utilities	5.2%
Materials	4.7%
Consumer Staples	2.6%
Assets in Excess of Other Liabilities*	9.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 90.0%
		Consumer Discretionary: 17.0%
92,519		Advance Auto Parts, Inc.	$6,311,646	0.6
28,999	@	Autozone, Inc.	10,647,563	1.0
188,387	@	Bed Bath & Beyond, Inc.	11,642,317	1.1
194,117	@	Discovery Communications, Inc. — Class A	10,482,318	0.9
305,339	@	Jubilant Foodworks Ltd.	6,429,496	0.6
281,635		Ross Stores, Inc.	17,593,738	1.6
253,479	@	Sally Beauty Holdings, Inc.	6,524,550	0.6
125,859		Starbucks Corp.	6,710,802	0.6
365,852		Time Warner, Inc.	14,085,302	1.3
322,675		Wyndham Worldwide Corp.	17,017,880	1.5
6,467,553		Other Securities(a)	78,903,997	7.2
			186,349,609	17.0

		Consumer Staples: 2.6%
410,817		Safeway, Inc.	7,456,328	0.7
8,473,000		Want Want China Holdings Ltd.	10,478,054	0.9
599,038		Other Securities	10,981,708	1.0
			28,916,090	2.6

		Energy: 5.3%
455,325	@	Helix Energy Solutions Group, Inc.	7,471,883	0.7
233,196		Marathon Petroleum Corp.	10,475,164	0.9
210,363		QEP Resources, Inc.	6,304,579	0.6
1,573,944		Other Securities	34,467,826	3.1
			58,719,452	5.3

COMMON STOCK: (continued)
		Financials: 15.9%
136,028		Ameriprise Financial, Inc.	$7,108,823	0.6
579,811		BB&T Corp.	17,887,169	1.6
332,297		Comerica, Inc.	10,204,841	0.9
245,428		Discover Financial Services	8,486,900	0.8
2,034,811		Huntington Bancshares, Inc.	13,022,790	1.2
305,959		Lincoln National Corp.	6,691,323	0.6
375,245		Protective Life Corp.	11,035,956	1.0
1,751,380		Regions Financial Corp.	11,821,815	1.1
305,702		Reinsurance Group of America, Inc.	16,266,404	1.5
589,490		TD Ameritrade Holding Corp.	10,021,330	0.9
5,791,885		Other Securities	62,054,910	5.7
			174,602,261	15.9

		Health Care: 8.7%
157,300		Agilent Technologies, Inc.	6,172,452	0.5
118,972	@	Alexion Pharmaceuticals, Inc.	11,813,920	1.1
172,235		McKesson Corp.	16,147,031	1.5
205,646		Omnicare, Inc.	6,422,325	0.6
2,334,030		Other Securities(a)	55,044,377	5.0
			95,600,105	8.7

		Industrials: 11.4%
247,410		Actuant Corp.	6,719,655	0.6
205,953	@	AGCO Corp.	9,418,231	0.9
99,121	@	Copa Holdings S.A.	8,175,500	0.7
199,413		Equifax, Inc.	9,292,646	0.9
125,300		Illinois Tool Works, Inc.	6,627,117	0.6
165,850		Ingersoll-Rand PLC	6,995,553	0.6
2,478,077		Other Securities	77,477,352	7.1
			124,706,054	11.4

		Information Technology: 19.2%
244,010	@	Autodesk, Inc.	8,537,910	0.8
303,921	@	Fiserv, Inc.	21,949,175	2.0
147,236		Gemalto NV	10,575,014	1.0
177,114	L	Ingenico	8,598,149	0.8
291,178		Intuit, Inc.	17,281,414	1.6
222,500		KLA-Tencor Corp.	10,958,125	1.0
24,517		Mastercard, Inc.	10,545,007	1.0
555,541	@	Mentor Graphics Corp.	8,333,115	0.7
366,634		Motorola Solutions, Inc.	17,638,762	1.6
479,755	@	Synopsys, Inc.	14,119,190	1.3
456,925		Total System Services, Inc.	10,934,215	1.0
5,403,573		Other Securities(a)	70,914,310	6.4
			210,384,386	19.2

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: 4.7%
42,500		CF Industries Holdings, Inc.	$8,233,950	0.8
305,890		LyondellBasell Industries NV	12,318,190	1.1
1,344,287		Other Securities(a)	31,074,247	2.8
			51,626,387	4.7

		Utilities: 5.2%
130,900		Consolidated Edison, Inc.	8,140,671	0.7
168,800		Northeast Utilities	6,551,128	0.6
1,313,948		Other Securities	42,399,024	3.9
			57,090,823	5.2
		Total Common Stock
		(Cost $924,535,375)	987,995,167	90.0

PREFERRED STOCK: 0.3%
		Financials: 0.3%
1,100	#,@,P	Ally Financial, Inc.	980,065	0.1
64,456		Other Securities	1,550,167	0.2
		Total Preferred Stock
		(Cost $2,138,810)	2,530,232	0.3

WARRANTS: 0.0%
		Energy: 0.0%
87,428		Other Securities(a)	32,060	0.0

		Industrials: 0.0%
158,602		Other Securities	51,403	0.0
		Total Warrants
		(Cost $—)	83,463	0.0

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.0%
	Consumer Staples: 0.0%
INR 993,140	Other Securities	18,097	0.0

	Total Corporate Bonds/Notes
	(Cost $20,949)	18,097	0.0

	Total Long-Term Investments
	(Cost $926,695,134)	990,626,959	90.3

SHORT-TERM INVESTMENTS: 11.1%
	Securities Lending Collateralcc(1): 1.1%
2,821,618	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $2,821,662, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $2,878,050, due 05/01/32–06/01/42)	2,821,618	0.3

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
2,821,618	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,821,664, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $2,878,050, due 07/01/42–02/20/61)	$2,821,618	0.3
2,821,618	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $2,821,660, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $2,878,050, due 04/01/24–06/01/42)	2,821,618	0.3
2,821,618	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,821,676, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,878,050, due 10/01/14–02/25/44)	2,821,618	0.2
594,023	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $594,033, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $605,903, due 07/01/21–04/01/42)	594,023	0.0
		11,880,495	1.1

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 10.0%
110,236,250	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $110,236,250)	110,236,250	10.0

	Total Short-Term Investments
	(Cost $122,116,745)	122,116,745	11.1

	Total Investments in Securities (Cost $1,048,811,879)	$1,112,743,704	101.4
	Liabilities in Excess of Other Assets	(15,056,279)	(1.4)
	Net Assets	$1,097,687,425	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
INR	Indian Rupee
Cost for federal income tax purposes is $1,063,055,979.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$104,150,223
Gross Unrealized Depreciation	(54,462,498)
Net Unrealized Appreciation	$49,687,725

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$165,103,038	$21,246,571	$—	$186,349,609
Consumer Staples	15,815,747	13,100,343	—	28,916,090
Energy	58,719,452	—	—	58,719,452
Financials	155,604,290	18,997,971	—	174,602,261
Health Care	93,498,094	2,102,011	—	95,600,105
Industrials	118,023,720	6,682,334	—	124,706,054
Information Technology	186,382,817	24,001,569	—	210,384,386
Materials	51,626,387	—	—	51,626,387
Utilities	57,090,823	—	—	57,090,823
Total Common Stock	901,864,368	86,130,799	—	987,995,167
Preferred Stock	—	2,530,232	—	2,530,232
Warrants	—	83,463	—	83,463
Corporate Bonds/Notes	—	18,097	—	18,097
Short-Term Investments	110,236,250	11,880,495	—	122,116,745
Total Investments, at fair value	$1,012,100,618	$100,643,086	$—	$1,112,743,704

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Geographic Diversification
as of June 30, 2012
(as a percentage of net assets)

United States	80.5%
Canada	6.2%
United Kingdom	4.3%
Netherlands	2.9%
Norway	2.7%
France	1.3%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.9%
		Canada: 6.2%
100,500		Barrick Gold Corp.	$3,775,785	0.5
484,500		Centerra Gold, Inc.	3,388,312	0.4
344,294	L	GoldCorp, Inc.	12,938,569	1.7
389,000	@	Harry Winston Diamond Corp.	4,413,073	0.6
608,896	L	Teck Cominco Ltd. — Class B	18,839,242	2.5
737,438	@	Thompson Creek Metals Co., Inc.	2,352,427	0.3
68,942		Other Securities	1,995,140	0.2
			47,702,548	6.2

		France: 1.3%
99,443		Technip S.A.	10,363,578	1.3

		Netherlands: 2.9%
326,942		Royal Dutch Shell PLC — Class A ADR	22,045,699	2.9

		Norway: 2.7%
849,900		Statoil ASA ADR	20,278,614	2.7

		United Kingdom: 4.3%
257,202		Antofagasta PLC	4,399,653	0.6
393,074		BG Group PLC	8,046,782	1.0
123,054	@	Ensco PLC	5,779,846	0.8
160,987		Randgold Resources Ltd. ADR	14,490,440	1.9
			32,716,721	4.3

		United States: 80.5%
354,200		Anadarko Petroleum Corp.	23,448,040	3.1
584,347	L	Arch Coal, Inc.	4,026,151	0.5
586,400	@	Basic Energy Services, Inc.	6,051,648	0.8
409,800	@	Cameron International Corp.	17,502,558	2.3
610,479		Chevron Corp.	64,405,535	8.5

COMMON STOCK: (continued)
		United States: (continued)
226,476		Cimarex Energy Co.	$12,483,357	1.6
295,300		Cliffs Natural Resources, Inc.	14,555,337	1.9
225,700		ConocoPhillips	12,612,116	1.7
80,900		Consol Energy, Inc.	2,446,416	0.3
369,000		Devon Energy Corp.	21,398,310	2.8
141,400		Domtar Corp.	10,846,794	1.4
359,800	@, L	Energy XXI Bermuda Ltd.	11,258,142	1.5
259,000		EOG Resources, Inc.	23,338,490	3.1
308,100		EQT Corp.	16,523,403	2.2
936,958		ExxonMobil Corp.	80,175,496	10.5
368,900	@, L	Forum Energy Technologies, Inc.	7,263,641	1.0
921,300		Freeport-McMoRan Copper & Gold, Inc.	31,388,691	4.1
487,700	@	FX Energy, Inc.	2,901,815	0.4
815,628		Halliburton Co.	23,155,679	3.0
148,300		Hess Corp.	6,443,635	0.9
525,400	@	Key Energy Services, Inc.	3,993,040	0.5
162,700	@, L	Laredo Petroleum Holdings, Inc.	3,384,160	0.4
113,900		Marathon Oil Corp.	2,912,423	0.4
156,900		Mosaic Co/The	8,591,844	1.1
360,112		National Oilwell Varco, Inc.	23,205,617	3.0
332,000	@	Newfield Exploration Co.	9,730,920	1.3
531,800		Newmont Mining Corp.	25,797,618	3.4
228,100		Occidental Petroleum Corp.	19,564,137	2.6
138,400		Packaging Corp. of America	3,908,416	0.5
233,100		Patterson-UTI Energy, Inc.	3,393,936	0.4
126,900	@	Phillips 66	4,218,156	0.6
259,200		Range Resources Corp.	16,036,704	2.1
504,500	@	Rowan Companies PLC	16,310,485	2.1
694,425		Schlumberger Ltd.	45,075,127	5.9
529,300	@	Southwestern Energy Co.	16,900,549	2.2
299,300	@	Superior Energy Services	6,054,839	0.8
303,300	@	Unit Corp.	11,188,737	1.5
105,700		Other Securities	902,678	0.1
			613,394,640	80.5

		Total Common Stock
		(Cost $777,237,225)	746,501,800	97.9

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.2%
	Securities Lending Collateralcc(1): 2.3%
4,146,635	Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $4,146,713, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–6.000%, Market Value plus accrued interest $4,229,568, due 04/20/61–05/15/42)	$4,146,635	0.5
4,146,635	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $4,146,703, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $4,229,568, due 07/01/42–02/20/61)	4,146,635	0.5
4,146,635	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $4,146,686, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $4,229,572, due 06/15/15)	4,146,635	0.6
4,146,635	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $4,146,720, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $4,229,568, due 10/01/14–02/25/44)	4,146,635	0.6
872,976	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $872,990, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $890,436, due 07/01/21–04/01/42)	872,976	0.1
		17,459,516	2.3

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.9%
14,255,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $14,255,000)	$14,255,000	1.9

	Total Short-Term Investments
	(Cost $31,714,516)	31,714,516	4.2

	Total Investments in Securities (Cost $808,951,741)	$778,216,316	102.1
	Liabilities in Excess of Other Assets	(16,061,507)	(2.1)
	Net Assets	$762,154,809	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $820,727,003.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$52,256,541
Gross Unrealized Depreciation	(94,767,228)
Net Unrealized Depreciation	$(42,510,687)

Industry Diversification	Percentage of Net Assets
Oil, Gas & Consumable Fuels	53.5%
Energy Equipment & Services	23.4
Metals & Mining	18.0
Paper & Forest Products	1.4
Chemicals	1.1
Containers & Packaging	0.5
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Canada	$47,702,548	$—	$—	$47,702,548
France	—	10,363,578	—	10,363,578
Netherlands	22,045,699	—	—	22,045,699
Norway	20,278,614	—	—	20,278,614
United Kingdom	5,779,846	26,936,875	—	32,716,721
United States	613,394,640	—	—	613,394,640
Total Common Stock	709,201,347	37,300,453	—	746,501,800
Short-Term Investments	14,255,000	17,459,516	—	31,714,516
Total Investments, at fair value	$723,456,347	$54,759,969	$—	$778,216,316

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	20.1%
Health Care	12.2%
Consumer Staples	11.7%
Consumer Discretionary	11.3%
Information Technology	9.9%
Energy	9.9%
Industrials	9.7%
Telecommunication Services	3.5%
Utilities	3.0%
Materials	1.3%
Exchange-Traded Funds	0.4%
Assets in Excess of Other Liabilities*	7.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 92.6%
		Consumer Discretionary: 11.3%
166,189		Carnival Corp.	$5,695,297	1.0
426,732		Comcast Corp. — Class A	13,642,622	2.5
139,808		Home Depot, Inc.	7,408,426	1.3
124,356		Time Warner Cable, Inc.	10,209,628	1.9
265,197		Time Warner, Inc.	10,210,084	1.9
234,418		Viacom — Class B	11,022,334	2.0
88,399		Other Securities	4,021,271	0.7
			62,209,662	11.3

		Consumer Staples: 11.7%
183,930		Archer-Daniels-Midland Co.	5,429,614	1.0
511,160		Avon Products, Inc.	8,285,903	1.5
138,827		Kraft Foods, Inc.	5,361,499	1.0
158,394		PepsiCo, Inc.	11,192,120	2.0
152,687		Procter & Gamble Co.	9,352,079	1.7
204,279		Sysco Corp.	6,089,557	1.1
240,143		Unilever NV ADR	8,008,769	1.5
207,260		Other Securities	10,554,831	1.9
			64,274,372	11.7

		Energy: 9.9%
153,011		Anadarko Petroleum Corp.	10,129,328	1.9
98,873		Chevron Corp.	10,431,102	1.9
75,464		Devon Energy Corp.	4,376,157	0.8
88,273		ExxonMobil Corp.	7,553,521	1.4
179,650		Williams Cos., Inc.	5,177,513	0.9
389,480		Other Securities	16,620,453	3.0
			54,288,074	9.9

COMMON STOCK: (continued)
		Financials: 20.1%
92,330	@	Aon PLC	$4,319,197	0.8
182,772		BB&T Corp.	5,638,516	1.0
421,521		Charles Schwab Corp.	5,450,267	1.0
60,803		Chubb Corp.	4,427,674	0.8
337,837		Citigroup, Inc.	9,260,112	1.7
658,913		JPMorgan Chase & Co.	23,542,962	4.3
447,628		Marsh & McLennan Cos., Inc.	14,427,050	2.6
102,203		Northern Trust Corp.	4,703,382	0.9
183,255		PNC Financial Services Group, Inc.	11,198,713	2.0
116,939		State Street Corp.	5,220,157	0.9
132,573		US Bancorp.	4,263,548	0.8
211,455		Wells Fargo & Co.	7,071,055	1.3
523,575		Other Securities	11,120,667	2.0
			110,643,300	20.1

		Health Care: 12.2%
277,688		Bristol-Myers Squibb Co.	9,982,884	1.8
252,981		Medtronic, Inc.	9,797,954	1.8
265,409		Merck & Co., Inc.	11,080,826	2.0
504,039		Pfizer, Inc.	11,592,897	2.1
177,671		UnitedHealth Group, Inc.	10,393,753	1.9
304,176		Other Securities	14,349,768	2.6
			67,198,082	12.2

		Industrials: 9.7%
110,665		Cintas Corp.	4,272,776	0.8
1,325,047		General Electric Co.	27,613,980	5.0
196,730		Ingersoll-Rand PLC	8,298,071	1.5
246,297		Tyco International Ltd.	13,016,796	2.4
			53,201,623	9.7

		Information Technology: 9.9%
195,240	@	Amdocs Ltd.	5,802,533	1.1
400,658		Applied Materials, Inc.	4,591,541	0.8
364,802	@	eBay, Inc.	15,325,332	2.8
195,123		Intel Corp.	5,200,028	0.9
452,336		Microsoft Corp.	13,836,958	2.5
287,641		Western Union Co.	4,843,874	0.9
311,775		Other Securities	5,060,210	0.9
			54,660,476	9.9

		Materials: 1.3%
67,064		PPG Industries, Inc.	7,116,832	1.3

		Telecommunication Services: 3.5%
176,138		Verizon Communications, Inc.	7,827,573	1.4
400,514		Vodafone Group PLC ADR	11,286,484	2.1
			19,114,057	3.5

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: 3.0%
96,838	Edison International	$4,473,916	0.8
99,762	FirstEnergy Corp.	4,907,293	0.9
141,641	Other Securities	7,340,389	1.3
		16,721,598	3.0

	Total Common Stock (Cost $426,090,046)	509,428,076	92.6

EXCHANGE-TRADED FUNDS: 0.4%
104,700	Other Securities	2,235,345	0.4

	Total Exchange- Traded Funds (Cost $1,832,720)	2,235,345	0.4

	Total Long-Term Investments (Cost $427,922,766)	511,663,421	93.0

SHORT-TERM INVESTMENTS: 6.3%
	Mutual Funds: 6.3%
34,469,095	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $34,469,095)	$34,469,095	6.3

	Total Short-Term Investments (Cost $34,469,095)	34,469,095	6.3

	Total Investments in Securities (Cost $462,391,861)	$546,132,516	99.3
	Assets in Excess of Other Liabilities	3,832,221	0.7
	Net Assets	$549,964,737	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
ADR	American Depositary Receipt
Cost for federal income tax purposes is $463,696,016.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$100,817,186
Gross Unrealized Depreciation	(18,380,686)
Net Unrealized Appreciation	$82,436,500

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$509,428,076	$—	$—	$509,428,076
Exchange-Traded Funds	2,235,345	—	—	2,235,345
Short-Term Investments	34,469,095	—	—	34,469,095
Total Investments, at fair value	$546,132,516	$—	$—	$546,132,516
Other Financial Instruments+
Forward Foreign Currency Contracts	—	16,013	—	16,013
Total Assets	$546,132,516	$16,013	$—	$546,148,529
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(111,480)	$—	$(111,480)
Total Liabilities	$—	$(111,480)	$—	$(111,480)

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	EU Euro	1,051,885	Buy	07/12/12	$1,320,000	$1,331,291	$11,291
State Street Bank	EU Euro	1,125,707	Buy	07/12/12	1,420,000	1,424,722	4,722
							$16,013

The Bank of New York Mellon Corp.	EU Euro	6,754,486	Sell	07/12/12	$8,476,137	$8,548,641	$(72,504)
State Street Bank	British Pound	5,195,440	Sell	07/12/12	8,097,639	8,136,615	(38,976)
							$(111,480)

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Geographic Diversification
as of June 30, 2012
(as a percentage of net assets)

China	17.5%
Brazil	15.8%
South Korea	12.0%
India	10.1%
South Africa	8.9%
Taiwan	7.1%
Hong Kong	6.0%
Mexico	4.4%
Indonesia	4.0%
Countries between 0.4%–3.2%ˆ	13.0%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 8 countries, which each represents 0.4%–3.2% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.8%
		Brazil: 15.8%
625,135		Cia de Bebidas das Americas ADR	$23,961,425	2.9
1,178,700		CCR SA	9,559,882	1.2
578,828		Cielo SA	16,931,115	2.1
911,100		Itau Unibanco Holding S.A.	12,733,173	1.6
991,287		Petroleo Brasileiro SA ADR	17,981,946	2.2
503,100		Ultrapar Participacoes SA	11,442,175	1.4
1,357,781		Vale SA ADR	26,490,307	3.2
2,086,900		Other Securities	9,804,874	1.2
			128,904,897	15.8

		Chile: 2.1%
218,601		Banco Santander Chile ADR	16,939,392	2.1

		China: 17.5%
3,708,000	L	Anhui Conch Cement Co., Ltd.	10,202,447	1.2
21,882,950		China Construction Bank	15,118,373	1.9
7,524,037		China Merchants Bank Co., Ltd.	14,266,240	1.7
2,592,000		China Mobile Ltd.	28,453,656	3.5
12,218,000		CNOOC Ltd.	24,632,946	3.0
324,744		New Oriental Education & Technology Group ADR	7,956,228	1.0
2,317,500		Ping An Insurance Group Co. of China Ltd.	18,738,981	2.3
2,788,000	L	Tingyi Cayman Islands Holding Corp.	7,183,016	0.9

COMMON STOCK: (continued)
		China: (continued)
2,010,000	L	Tsingtao Brewery Co., Ltd.	$11,485,694	1.4
2,389,000		Other Securities	4,856,814	0.6
			142,894,395	17.5

		Egypt: 0.4%
80,104		Other Securities	3,343,560	0.4

		Hong Kong: 6.0%
5,115,200		AIA Group Ltd.	17,668,205	2.2
2,311,000		Hang Lung Properties Ltd.	7,905,051	1.0
238,400	@	Jardine Matheson Holdings Ltd.	11,538,560	1.4
6,062,000		Li & Fung Ltd.	11,737,552	1.4
			48,849,368	6.0

		Hungary: 0.7%
345,723		Other Securities(a)	5,497,344	0.7

		India: 10.1%
425,106		ACC Ltd.	9,703,943	1.2
1,951,225		Bharti Airtel Ltd.	10,741,987	1.3
828,090		HDFC Bank Ltd. ADR	26,995,734	3.3
600,700		Housing Development Finance Corp.	7,083,544	0.9
415,484	L	Infosys Ltd. ADR	18,721,709	2.3
1,973,684		Other Securities	9,495,028	1.1
			82,741,945	10.1

		Indonesia: 4.0%
22,775,000		Astra International Tbk PT	16,789,699	2.1
15,856,000		Bank Rakyat Indonesia	10,859,858	1.3
2,098,500		Other Securities	5,146,634	0.6
			32,796,191	4.0

		Italy: 1.8%
419,907	L	Tenaris S.A. ADR	14,684,148	1.8

		Malaysia: 0.6%
287,700		Other Securities	5,094,953	0.6

		Mexico: 4.4%
3,800,564		Grupo Financiero Banorte SA de CV	19,641,437	2.4
6,023,240		Wal-Mart de Mexico SA de CV	16,115,013	2.0
1		Other Securities	78	0.0
			35,756,528	4.4

		Russia: 3.2%
315,400	L	Magnit OAO GDR	9,531,931	1.2
78,700	#	Magnit OJSC GDR	2,378,450	0.3
5,310,906	@	Sberbank	14,166,789	1.7
			26,077,170	3.2

		South Africa: 8.9%
2,378,679	L	African Bank Investments Ltd.	10,587,206	1.3
454,800		Bidvest Group Ltd	10,155,575	1.2

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Africa: (continued)
2,921,970		FirstRand Ltd.	$9,457,972	1.2
416,532		Massmart Holdings Ltd.	8,624,448	1.1
858,999		MTN Group Ltd.	14,875,044	1.8
547,600		Shoprite Holdings Ltd.	10,109,772	1.2
1,298,461		Other Securities(a)	9,292,066	1.1
			73,102,083	8.9

		South Korea: 12.0%
30,171		E-Mart Co. Ltd.	6,622,373	0.8
71,392		Hyundai Mobis	17,305,147	2.1
102,297		Hyundai Motor Co.	21,001,000	2.6
21,017		Posco	6,728,636	0.8
44,111		Samsung Electronics Co., Ltd.	46,712,996	5.7
			98,370,152	12.0

		Taiwan: 7.1%
3,154,200		Delta Electronics, Inc.	9,682,152	1.2
3,122,096		Hon Hai Precision Industry Co., Ltd.	9,439,806	1.2
2,483,223		Taiwan Semiconductor Manufacturing Co., Ltd.	6,797,744	0.8
1,911,762	@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,688,197	3.3
960,000		Other Securities	5,122,169	0.6
			57,730,068	7.1

		Turkey: 3.2%
1,615,845		KOC Holding A/S	6,187,047	0.8
5,044,327		Turkiye Garanti Bankasi A/S	19,857,023	2.4
			26,044,070	3.2

		United Kingdom: 1.0%
373,300		Standard Chartered PLC	8,109,169	1.0

		Total Common Stock (Cost $685,931,246)	806,935,433	98.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.3%
	Securities Lending Collateralcc(1): 8.3%
12,460,671	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $12,460,866, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $12,709,884, due 05/01/32–06/01/42)	12,460,671	1.5

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
6,961,954	Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $6,962,086, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–6.000%, Market Value plus accrued interest $7,101,193, due 04/20/61–05/15/42)	$6,961,954	0.8
16,044,779	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $16,045,043, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $16,365,675, due 07/01/42–02/20/61)	16,044,779	2.0
16,044,779	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $16,044,977, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $16,365,691, due 06/15/15)	16,044,779	2.0
16,044,779	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $16,045,109, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $16,365,675, due 10/01/14–02/25/44)	16,044,779	2.0
		67,556,962	8.3

	Total Short-Term Investments (Cost $67,556,962)	67,556,962	8.3
	Total Investments in Securities (Cost $753,488,208)	$874,492,395	107.1
	Liabilities in Excess of Other Assets	(58,206,116)	(7.1)
	Net Assets	$816,286,279	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $761,592,853.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$172,832,700
Gross Unrealized Depreciation	(59,933,158)
Net Unrealized Appreciation	$112,899,542

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	9.2%
Consumer Staples	14.7
Energy	8.9
Financials	29.6
Industrials	5.7
Information Technology	16.6
Materials	7.5
Telecommunication Services	6.6
Short-Term Investments	8.3
Liabilities in Excess of Other Assets	(7.1)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Brazil	$128,904,897	$—	$—	$128,904,897
Chile	16,939,392	—	—	16,939,392
China	7,956,228	134,938,167	—	142,894,395
Egypt	—	3,343,560	—	3,343,560
Hong Kong	11,538,560	37,310,808	—	48,849,368
Hungary	—	5,497,344	—	5,497,344
India	45,717,443	37,024,502	—	82,741,945
Indonesia	—	32,796,191	—	32,796,191
Italy	14,684,148	—	—	14,684,148
Malaysia	—	5,094,953	—	5,094,953
Mexico	35,756,528	—	—	35,756,528
Russia	14,166,789	11,910,381	—	26,077,170
South Africa	—	73,102,083	—	73,102,083
South Korea	—	98,370,152	—	98,370,152
Taiwan	26,688,197	31,041,871	—	57,730,068
Turkey	—	26,044,070	—	26,044,070
United Kingdom	—	8,109,169	—	8,109,169
Total Common Stock	302,352,182	504,583,251	—	806,935,433
Short-Term Investments	—	67,556,962	—	67,556,962
Total Investments, at fair value	$302,352,182	$572,140,213	$—	$874,492,395

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

For the six months ended June 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2012, securities valued at $8,351,094 were transferred from Level 1 to Level 2 within the fair value hierarchy.

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

Asset Backed Commercial Paper	32.7%
Other Note	20.1%
Financial Company Commercial Paper	17.8%
Government Agency Repurchase Agreement	15.7%
Government Agency Debt	5.3%
Treasury Repurchase Agreement	4.0%
Certificate of Deposit	4.0%
Other Instrument	3.0%
Other Commercial Paper	0.4%
Securities Lending Collateral	0.4%
Liabilities in Excess of Other Assets	(3.4)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets

ASSET BACKED COMMERCIAL PAPER: 32.7%
35,000,000	CAFCO LLC, 0.518%, due 07/02/12	$34,999,498	2.8
18,000,000	CAFCO LLC, 0.541%, due 07/05/12	17,998,920	1.4
14,000,000	Ciesco LLC, 0.501%, due 07/03/12	13,999,611	1.1
39,250,000	Ciesco LLC, 0.531%, due 07/02/12	39,249,422	3.1
750,000	Concord Minutemen Capital Co., 0.702%, due 10/02/12	748,644	0.1
32,500,000	Concord Minutemen Capital Co., 0.854%, due 10/01/12	32,429,403	2.6
20,350,000	Concord Minutemen Capital Co., 0.854%, due 07/02/12	20,349,519	1.6
900,000	Crown Point Capital Co., 0.450%, due 09/05/12	899,257	0.1
3,000,000	Crown Point Capital Co., 0.501%, due 10/02/12	2,996,125	0.2
25,750,000	Crown Point Capital Co., 0.854%, due 10/01/12	25,694,065	2.1
22,500,000	Crown Point Capital Co., 0.874%, due 07/02/12	22,499,456	1.8
16,500,000	Jupiter Securitization Company LLC, 0.310%, due 09/21/12	16,488,349	1.3
38,000,000	Jupiter Securitization Company LLC, 0.321%, due 07/02/12	37,999,662	3.0
43,078,000	Old Line Funding LLC, 0.244%, due 10/01/12	43,051,159	3.5
9,922,000	Old Line Funding LLC, 0.250%, due 11/02/12	9,913,456	0.8
40,250,000	Thunder Bay Funding LLC, 0.270%, due 10/01/12	40,222,228	3.2

ASSET BACKED COMMERCIAL PAPER: (continued)
13,250,000	Thunder Bay Funding LLC, 0.270%, due 10/02/12	$13,240,758	1.1
24,750,000	Windmill Funding Corp., 0.360%, due 07/02/12	24,749,753	2.0
11,500,000	Windmill Funding Corp., 0.360%, due 07/03/12	11,499,770	0.9

	Total Asset Backed Commercial Paper (Cost $409,029,055)	409,029,055	32.7

CERTIFICATE OF DEPOSIT: 4.0%
11,250,000	Deutsche Bank NY, 0.717%, due 08/21/12	11,250,000	0.9
2,750,000	Royal Bank of Canada NY, 0.560%, due 10/23/12	2,752,254	0.2
9,500,000	Royal Bank of Canada NY, 0.821%, due 07/02/12	9,516,718	0.8
1,000,000	Standard Chartered Bank NY, 0.220%, due 07/09/12	1,000,000	0.1
25,000,000	Toronto Dominion Bank NY, 0.290%, due 01/02/13	25,000,000	2.0

	Total Certificate of Deposit (Cost $49,518,972)	49,518,972	4.0

FINANCIAL COMPANY COMMERCIAL PAPER: 17.8%
15,500,000	ANZ National Int’l Ltd., 0.502%, due 07/13/12	15,497,417	1.3
11,750,000	ASB Finance Ltd. London, 0.562%, due 02/28/13	11,705,768	0.9
14,000,000	Australia & New Zealand Banking Group Ltd., 0.572%, due 07/17/12	13,996,453	1.1
48,500,000	Barton Capital LLC, 0.280%, due 07/02/12	48,499,623	3.9
12,750,000	Deutsche Bank Financial LLC, 0.430%, due 07/02/12	12,749,848	1.0
10,750,000	Rabobank USA Financial Corp, 0.491%, due 11/08/12	10,730,978	0.9
14,750,000	Rabobank USA Financial Corp, 0.521%, due 10/03/12	14,729,973	1.2
12,000,000	Standard Chartered Bank, 0.547%, due 10/02/12	11,983,105	1.0
24,000,000	Standard Chartered Bank, 0.694%, due 01/02/13	23,914,900	1.9
24,000,000	Toronto Dominion Holdings USA, 0.310%, due 07/02/12	23,999,793	1.9
12,000,000	UBS Finance Delaware LLC, 0.310%, due 07/02/12	11,999,896	1.0

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FINANCIAL COMPANY COMMERCIAL PAPER: (continued)
19,250,000		Westpac Securities NZ Ltd., 0.501%, due 01/02/13	$19,200,538	1.5
3,000,000		Westpac Securities NZ Ltd., 0.720%, due 03/08/13	2,985,000	0.2

		Total Financial Company Commercial Paper (Cost $221,993,292)	221,993,292	17.8

GOVERNMENT AGENCY DEBT: 5.3%
11,000,000		Fannie Mae Discount Notes, 0.120%, due 07/25/12	10,999,157	0.9
55,000,000		Federal Home Loan Bank Discount Notes, 0.106%, due 08/24/12	54,991,225	4.4

		Total Government Agency Debt (Cost $65,990,382)	65,990,382	5.3

GOVERNMENT AGENCY REPURCHASE AGREEMENT: 15.7%
120,964,000		Deutsche Bank Repurchase Agreement dated 06/29/12, 0.150%, due 07/02/12, $120,965,512 to be received upon repurchase (Collateralized by $122,496,000, FCDB & FHLB, 0.220–1.125%, Market Value plus accrued interest $123,384,102 due 08/08/2013–02/27/2014)	120,964,000	9.7
5,000,000		Goldman Sachs Repurchase Agreement dated 06/29/12, 0.140%, due 07/02/12, $75,000,875 to be received upon repurchase (Collateralized by $76,336,000 FMNT & FNSM, 0.570–1.250%, Market Value plus accrued interest $76,500,096, due 03/05/2015–06/20/2016)	75,000,000	6.0

		Total Government Agency Repurchase Agreement (Cost $195,964,000)	195,964,000	15.7

OTHER COMMERCIAL PAPER: 0.4%
5,250,000		Toyota Motor Credit Corp., 0.603%, due 01/15/13	5,232,675	0.4

		Total Other Commercial Paper (Cost $5,232,675)	5,232,675	0.4

OTHER INSTRUMENT: 3.0%
37,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.151%, due 07/02/12	$37,000,000	3.0

		Total Other Instrument (Cost $37,000,000)	37,000,000	3.0

OTHER NOTE: 20.1%
260,000	#	American Honda Finance, 0.687%, due 08/28/12	260,163	0.0
11,250,000	#	American Honda Finance, 0.716%, due 07/17/12	11,250,000	0.9
9,750,000	#	American Honda Finance, 0.717%, due 08/20/12	9,750,000	0.8
10,500,000	#	ANZ National Int’l Ltd./London, 2.375%, due 12/21/12	10,592,729	0.8
500,000		ANZ National Int’l Ltd., 6.200%, due 07/19/13	526,490	0.0
2,400,000		Australia & New Zealand Banking Group Ltd., 1.514%, due 06/18/13	2,413,927	0.2
5,500,000	#, L	Australia & New Zealand Banking Group Ltd., 2.400%, due 01/11/13	5,554,209	0.4
12,000,000	#	Commonwealth Bank of Australia, 1.250%, due 08/10/12	12,023,456	1.0
4,250,000	#	Fosse Master Issuer PLC, 0.423%, due 07/18/12	4,250,000	0.3
1,900,000		General Electric Capital Corp., 0.369%, due 07/20/12	1,897,179	0.2
1,000,000		General Electric Capital Corp., 4.800%, due 05/01/13	1,034,408	0.1
9,430,000		General Electric Capital Corp., 5.250%, due 10/19/12	9,553,119	0.8
250,000		General Electric Co., 5.000%, due 02/01/13	256,406	0.0
700,000	#	HSBC Bank PLC, 0.916%, due 08/03/12	700,182	0.1
950,000		JPMorgan Chase & Co., 1.117%, due 08/26/12	953,213	0.1
21,977,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	22,249,632	1.8
2,750,000		JPMorgan Chase Bank NA, 0.364%, due 07/23/12	2,743,237	0.2
1,000,000		JPMorgan Chase Bank NA, 0.496%, due 07/18/12	1,000,000	0.1
579,000		JPMorgan Chase Bank, 0.351%, due 11/08/12	578,268	0.0

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

OTHER NOTE: (continued)
17,750,000	#	Rabobank Nederland, 0.606%, due 08/16/12	$17,752,130	1.4
24,000,000	#	Royal Bank of Canada, 0.561%, due 07/02/12	24,000,000	1.9
21,000,000	#	Svenska Handelsbanken AB, 0.636%, due 08/09/12	21,000,000	1.7
25,000,000		Toyota Motor Credit Corp., 0.669%, due 07/11/12	25,000,000	2.0
3,225,000		US Bank NA, 0.686%, due 07/26/12	3,228,135	0.3
36,250,000		Wells Fargo Bank NA, 0.538%, due 09/22/12	36,250,000	2.9
26,500,000		Westpac Banking Corp, 0.616%, due 07/28/12	26,500,000	2.1
		Total Other Note (Cost $251,316,883)	251,316,883	20.1

SECURITIES LENDING COLLATERALcc(1): 0.4%
1,067,122		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,067,139, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $1,088,464, due 05/01/32–06/01/42)	1,067,122	0.1
1,067,122		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,067,140, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,088,464, due 07/01/42–02/20/61)	1,067,122	0.1
1,067,122		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,067,138, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $1,088,464, due 04/01/24–06/01/42)	1,067,122	0.1

SECURITIES LENDING COLLATERALcc(1): (continued)
1,067,122		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,067,144, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,088,464, due 10/01/14–02/25/44)	$1,067,122	0.1
224,657		UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $224,661, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $229,150, due 07/01/21–04/01/42)	224,657	0.0

		Total Securities Lending Collateral (Cost $4,493,145)	4,493,145	0.4

TREASURY REPURCHASE AGREEMENT: 4.0%
50,400,000		Deutsche Bank Repurchase Agreement dated 06/29/12, 0.140%, due 07/02/12, $50,400,588 to be received upon repurchase (Collateralized by $51,396,800, United States Treasury Reserve, 0.375%, Market Value plus accrued interest $51,408,027 due 04/15/2015)	50,400,000	4.0

		Total Treasury Repurchase Agreement (Cost $50,400,000)	50,400,000	4.0

		Total Investments in Securities (Cost $1,290,938,404)*	$1,290,938,404	103.4
		Liabilities in Excess of Other Assets	(42,080,422)	(3.4)
		Net Assets	$1,248,857,982	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Certificate of Deposit	$—	$49,518,972	$—	$49,518,972
Securities Lending Collateral	—	4,493,145	—	4,493,145
Government Agency Repurchase Agreement	—	195,964,000	—	195,964,000
Other Commercial Paper	—	5,232,675	—	5,232,675
Other Note	—	251,316,883	—	251,316,883
Treasury Repurchase Agreement	—	50,400,000	—	50,400,000
Asset Backed Commercial Paper	—	409,029,055	—	409,029,055
Other Instrument	37,000,000	—	—	37,000,000
Government Agency Debt	—	65,990,382	—	65,990,382
Financial Company Commercial Paper	—	221,993,292	—	221,993,292
Total Investments, at fair value	$37,000,000	$1,253,938,404	$—	$1,290,938,404

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Consumer Discretionary	32.0%
Information Technology	22.6%
Health Care	9.7%
Industrials	8.7%
Financials	6.6%
Consumer Staples	4.9%
Materials	4.9%
Energy	4.3%
Assets in Excess of Other Liabilities*	6.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 93.1%
		Consumer Discretionary: 32.0%
39,716	@	Amazon.com, Inc.	$9,069,149	1.4
18,253	@	Autozone, Inc.	6,701,954	1.1
614,218		Cie Financiere Richemont SA ADR	3,322,919	0.5
109,212		Coach, Inc.	6,386,718	1.0
57,051	@	Dollar General Corp.	3,103,004	0.5
61,672	@	Dollar Tree, Inc.	3,317,954	0.5
314,102		Home Depot, Inc.	16,644,265	2.7
222,794		Limited Brands, Inc.	9,475,429	1.5
102,954	@	Lululemon Athletica, Inc.	6,139,147	1.0
166,474		McDonald’s Corp.	14,737,943	2.4
170,385		Nike, Inc.	14,956,395	2.4
113,905	@	O’Reilly Automotive, Inc.	9,541,822	1.5
28,902	@	Priceline.com, Inc.	19,205,957	3.1
323,100		Starbucks Corp.	17,227,692	2.7
736,866		TJX Cos., Inc.	31,633,657	5.0
133,171		Wynn Resorts Ltd.	13,812,496	2.2
247,157		Yum! Brands, Inc.	15,921,854	2.5
			201,198,355	32.0

		Consumer Staples: 4.9%
92,188		Anheuser-Busch InBev NV ADR	7,342,774	1.1
125,883		Estee Lauder Cos., Inc.	6,812,788	1.1
170,187		Mead Johnson Nutrition Co.	13,701,755	2.2
45,707		Wal-Mart Stores, Inc.	3,186,692	0.5
			31,044,009	4.9

		Energy: 4.3%
256,692		Halliburton Co.	7,287,486	1.2
168,143		National Oilwell Varco, Inc.	10,835,135	1.7
103,086		Occidental Petroleum Corp.	8,841,686	1.4
			26,964,307	4.3

COMMON STOCK: (continued)
		Financials: 6.0%
559,164		US Bancorp.	$17,982,714	2.9
581,879		Wells Fargo & Co.	19,458,034	3.1
			37,440,748	6.0

		Health Care: 9.7%
30,408		Abbott Laboratories	1,960,404	0.3
101,994		Allergan, Inc.	9,441,585	1.5
146,753	@	Biogen Idec, Inc.	21,188,198	3.4
282,036		Bristol-Myers Squibb Co.	10,139,194	1.6
319,999	@	Express Scripts Holding Co.	17,865,544	2.9
			60,594,925	9.7

		Industrials: 8.7%
71,624		Cummins, Inc.	6,941,082	1.1
127,166		Danaher Corp.	6,622,805	1.1
10,791,000		Hutchison Port Holdings Trust	7,661,610	1.2
70,982		Precision Castparts Corp.	11,675,829	1.9
112,612		Union Pacific Corp.	13,435,738	2.1
42,771		WW Grainger, Inc.	8,179,526	1.3
			54,516,590	8.7

		Information Technology: 22.6%
228,163		Accenture PLC	13,710,315	2.2
90,540	@	Apple, Inc.	52,875,360	8.4
158,483	@	Baidu.com ADR	18,222,375	2.9
176,610	@	Check Point Software Technologies	8,758,090	1.4
158,448	@	EMC Corp.	4,061,022	0.6
162,276	@, L	Facebook, Inc.	5,050,029	0.8
55,014	@	LinkedIn Corp.	5,846,338	0.9
210,102		Qualcomm, Inc.	11,698,480	1.9
143,400		Visa, Inc.	17,728,542	2.8
45,906	@	VMware, Inc.	4,179,282	0.7
			142,129,833	22.6

		Materials: 4.9%
231,198		Monsanto Co.	19,138,570	3.1
106,433		Praxair, Inc.	11,572,460	1.8
			30,711,030	4.9

		Total Common Stock (Cost $472,479,459)	584,599,797	93.1

PREFERRED STOCK: 0.6%
		Financials: 0.6%
131,480	@, P	Wells Fargo & Co.	3,970,696	0.6

		Total Preferred Stock (Cost $2,516,648)	3,970,696	0.6

		Total Long-Term Investments (Cost $474,996,107)	588,570,493	93.7

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 7.5%
	Securities Lending Collateralcc(1): 0.6%
838,760	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $838,773, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $855,535, due 05/01/32–06/01/42)	$838,760	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42–02/20/61)	1,000,000	0.2
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24–06/01/42)	1,000,000	0.1
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,020,000, due 10/01/14–02/25/44)	1,000,000	0.2
		3,838,760	0.6

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 6.9%
43,516,482	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $43,516,482)	$43,516,482	6.9

	Total Short-Term Investments (Cost $47,355,242)	47,355,242	7.5

	Total Investments in Securities (Cost $522,351,349)	$635,925,735	101.2
	Liabilities in Excess of Other Assets	(7,748,869)	(1.2)
	Net Assets	$628,176,866	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $523,295,378.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$129,106,612
Gross Unrealized Depreciation	(16,476,255)
Net Unrealized Appreciation	$112,630,357

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$584,599,797	$—	$—	$584,599,797
Preferred Stock	3,970,696	—	—	3,970,696
Short-Term Investments	43,516,482	3,838,760	—	47,355,242
Total Investments, at fair value	$632,086,975	$3,838,760	$—	$635,925,735

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

Common Stock	59.1%
U.S. Treasury Obligations	13.6%
U.S. Government Agency Obligations	12.5%
Corporate Bonds/Notes	9.6%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	0.8%
Foreign Government Bonds	0.4%
Preferred Stock	0.2%
Municipal Bonds	0.2%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 59.1%
		Consumer Discretionary: 6.0%
207,180		Comcast Corp. — Special Class A	$6,505,452	0.7
110,220		Omnicom Group	5,356,692	0.6
131,740		Target Corp.	7,665,950	0.9
141,830		Viacom — Class B	6,668,847	0.8
183,580		Walt Disney Co.	8,903,630	1.0
635,840		Other Securities	16,974,134	2.0
			52,074,705	6.0

		Consumer Staples: 8.4%
124,738		CVS Caremark Corp.	5,829,007	0.7
300,553		Diageo PLC	7,746,730	0.9
155,610		General Mills, Inc.	5,997,209	0.7
74,114		Groupe Danone	4,605,944	0.5
119,708		Nestle S.A.	7,143,919	0.8
216,520		Philip Morris International, Inc.	18,893,535	2.1
83,624		Procter & Gamble Co.	5,121,970	0.6
366,387		Other Securities	18,221,727	2.1
			73,560,041	8.4

		Energy: 6.2%
68,250		Apache Corp.	5,998,492	0.7
96,637		Chevron Corp.	10,195,204	1.2
174,614		ExxonMobil Corp.	14,941,720	1.7
84,390		Occidental Petroleum Corp.	7,238,130	0.8
297,501		Other Securities	15,782,554	1.8
			54,156,100	6.2

		Financials: 11.9%
93,440		ACE Ltd.	6,926,707	0.8
100,340	@	Aon PLC	4,693,905	0.5
379,286		Bank of New York Mellon Corp.	8,325,328	1.0
27,868		Blackrock, Inc.	4,732,544	0.5

COMMON STOCK: (continued)
		Financials: (continued)
89,270		Goldman Sachs Group, Inc.	$8,557,422	1.0
480,490		JPMorgan Chase & Co.	17,167,908	2.0
244,160		Metlife, Inc.	7,532,336	0.9
132,120		Prudential Financial, Inc.	6,398,571	0.7
117,450		State Street Corp.	5,242,968	0.6
99,090		Travelers Cos., Inc.	6,325,906	0.7
301,200		Wells Fargo & Co.	10,072,128	1.2
684,685		Other Securities	17,753,069	2.0
			103,728,792	11.9

		Health Care: 7.1%
139,530		Abbott Laboratories	8,995,499	1.0
174,900		Johnson & Johnson	11,816,244	1.4
576,918		Pfizer, Inc.	13,269,114	1.5
96,500		Thermo Fisher Scientific, Inc.	5,009,315	0.6
459,502		Other Securities	22,585,737	2.6
			61,675,909	7.1

		Industrials: 9.1%
96,710		3M Co.	8,665,216	1.0
180,840		Danaher Corp.	9,418,147	1.1
152,690		Honeywell International, Inc.	8,526,210	1.0
152,440		Lockheed Martin Corp.	13,274,475	1.5
95,740		Tyco International Ltd.	5,059,859	0.6
65,290		United Parcel Service, Inc. — Class B	5,142,240	0.6
139,930		United Technologies Corp.	10,568,913	1.2
292,514		Other Securities	18,472,284	2.1
			79,127,344	9.1

		Information Technology: 5.1%
91,890		Accenture PLC	5,521,670	0.6
36,460		International Business Machines Corp.	7,130,847	0.8
292,368		Oracle Corp.	8,683,330	1.0
838,676		Other Securities	23,379,988	2.7
			44,715,835	5.1

		Materials: 1.9%
61,280		Air Products & Chemicals, Inc.	4,947,134	0.6
68,840		PPG Industries, Inc.	7,305,301	0.8
98,110		Other Securities	4,309,402	0.5
			16,561,837	1.9

		Telecommunication Services: 2.3%
298,916		AT&T, Inc.	10,659,345	1.2
2,715,374		Vodafone Group PLC	7,632,233	0.9
38,828		Other Securities	1,533,318	0.2
			19,824,896	2.3

		Utilities: 1.1%
325,040		Other Securities	10,053,149	1.1

		Total Common Stock (Cost $426,304,882)	515,478,608	59.1

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

PREFERRED STOCK: 0.2%
	Consumer Discretionary: 0.1%
30,650	Other Securities(a)	$1,017,580	0.1

	Industrials: 0.0%
6,520	Other Securities	343,538	0.0

	Utilities: 0.1%
9,130	Other Securities	488,090	0.1

	Total Preferred Stock (Cost $2,316,538)	1,849,208	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 9.6%
		Consumer Discretionary: 1.1%
722,000	#	Volkswagen International Finance NV, 2.375%, 03/22/17	734,569	0.1
8,011,000		Other Securities	8,525,990	1.0
			9,260,559	1.1

		Consumer Staples: 0.8%
866,000	#	BAT International Finance PLC, 3.250%, 06/07/22	858,365	0.1
965,000	#	Erac USA Finance Co., 7.000%, 10/15/37	1,168,386	0.1
350,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	360,209	0.0
3,897,000		Other Securities	4,974,552	0.6
			7,361,512	0.8

		Energy: 1.4%
850,000	#, L	CNOOC Finance 2012 Ltd., 3.875%, 05/02/22	881,651	0.1
657,768	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	706,278	0.1
8,814,000		Other Securities	10,289,753	1.2
			11,877,682	1.4

		Financials: 4.1%
870,000	#	ABN Amro Bank NV, 2.236%, 01/30/14	870,728	0.1
456,000	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	475,988	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	580,915	0.1
558,000	#	BNP Paribas, 7.195%, 12/31/49	482,670	0.1
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	671,607	0.1
1,125,000	#	BPCE S.A., 12.500%, 08/29/49	1,134,687	0.1
1,400,000	#	Irish Life & Permanent Group Holdings PLC, 3.600%, 01/14/13	1,370,732	0.2

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
480,000	#	Metropolitan Life Global Funding I, 5.125%, 04/10/13	$495,968	0.0
470,000	#	Metropolitan Life Global Funding I, 5.125%, 06/10/14	504,291	0.1
560,000	#	Nordea Bank AB, 4.875%, 01/14/21	610,936	0.1
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	373,804	0.0
820,000	#	Svenska Handelsbanken AB, 4.875%, 06/10/14	866,025	0.1
840,000	#	WEA Finance LLC, 4.625%, 05/10/21	889,999	0.1
314,000	#	WEA Finance LLC, 6.750%, 09/02/19	371,234	0.0
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	423,550	0.0
23,758,000		Other Securities	25,686,982	2.9
			35,810,116	4.1

		Health Care: 0.7%
1,100,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	1,120,802	0.1
1,114,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	1,388,389	0.2
2,872,000		Other Securities	3,215,986	0.4
			5,725,177	0.7

		Industrials: 0.3%
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	991,907	0.1
772,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	840,672	0.1
619,000		Other Securities	641,136	0.1
			2,473,715	0.3

		Materials: 0.1%
248,000	#	Corp. Nacional del Cobre de Chile — CODELCO, 3.750%, 11/04/20	260,060	0.0
590,000		Other Securities	666,540	0.1
			926,600	0.1

		Telecommunication Services: 0.5%
1,183,000		AT&T, Inc., 5.550%, 08/15/41	1,417,592	0.2
320,000	#	Crown Castle Towers LLC, 4.883%, 08/15/20	348,253	0.0
605,000	#	Crown Castle Towers LLC, 6.113%, 01/15/20	701,869	0.1
1,883,000		Other Securities	2,175,908	0.2
			4,643,622	0.5

		Utilities: 0.6%
4,805,447		Other Securities	5,383,226	0.6

		Total Corporate Bonds/Notes (Cost $76,789,421)	83,462,209	9.6

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
28,882	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	$7,142	0.0
225,442	#	GG1C Funding Corp., 5.129%, 01/15/14	230,234	0.0
4,810,215		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%–6.009%, 09/12/37–06/15/49	5,145,991	0.6
3,645,743	#, ˆ	Morgan Stanley Capital I, 1.185%, 11/15/30	89,237	0.0
1,000,636	#	Spirit Master Funding, LLC, 5.050%, 07/20/23	936,905	0.1
8,375,301		Other Securities	9,256,370	1.1

		Total Collateralized Mortgage Obligations (Cost $14,547,578)	15,665,879	1.8

MUNICIPAL BONDS: 0.2%
		New Jersey: 0.2%
900,000		Other Securities	1,317,042	0.2

		Total Municipal Bonds (Cost $935,665)	1,317,042	0.2

U.S. TREASURY OBLIGATIONS: 13.6%
		U.S. Treasury Bonds: 6.4%
7,821,000		3.125%, due 05/15/19	8,895,168	1.0
13,512,000		3.500%, due 05/15/20	15,798,487	1.8
12,225,500		4.500%, due 08/15/39	16,613,305	1.9
8,926,000		3.750%–9.875%, due 02/15/13–05/15/37	12,328,182	1.4
2,011,900		Other Securities	2,234,624	0.3
			55,869,766	6.4

		U.S. Treasury Notes: 7.2%
6,642,000		1.875%, due 04/30/14	6,830,108	0.8
25,641,000		2.125%, due 05/31/15	26,905,024	3.1
7,423,000		2.750%, due 10/31/13	7,665,703	0.8
17,513,000		1.375%–3.500%, due 01/15/13–02/29/16	17,959,263	2.1
3,304,000		Other Securities	3,315,874	0.4
			62,675,972	7.2

		Total U.S. Treasury Obligations (Cost $110,357,394)	118,545,738	13.6

FOREIGN GOVERNMENT BONDS: 0.4%
1,800,000	#	Russian Foreign Bond — Eurobond, 3.625%, 04/29/15	1,866,546	0.2
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	635,937	0.1
1,258,000		Other Securities	1,392,300	0.1

		Total Foreign Government Bonds (Cost $3,643,989)	3,894,783	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.5%
		Federal Home Loan Mortgage Corporation: 3.4%##
27,459,446		2.303%–6.500%, due 04/01/16–03/01/42	$29,888,504	3.4

		Federal National Mortgage Association: 6.6%##
52,565,006		2.578%–7.500%, due 12/01/12–02/01/42	57,652,538	6.6

		Government National Mortgage Association: 2.4%
18,795,172		3.500%–6.000%, due 09/15/32–03/20/42	20,699,890	2.4

		Other U.S. Agency Obligations: 0.1%
425,000		Other Securities	631,836	0.1

		Total U.S. Government Agency Obligations (Cost $101,289,455)	108,872,768	12.5

ASSET-BACKED SECURITIES: 0.8%
		Home Equity Asset-Backed Securities: 0.2%
997,148	#	Bayview Financial Revolving Mortgage Loan Trust, 1.845%, 12/28/40	648,849	0.1
1,805,303		Other Securities	1,164,402	0.1
			1,813,251	0.2

		Other Asset-Backed Securities: 0.6%
522,199	#	Anthracite CDO I Ltd., 0.695%, 05/24/17	506,533	0.0
556,023	#	Capital Trust Re CDO Ltd., 5.160%, 06/25/35	560,193	0.1
3,659,938		Other Securities	4,092,677	0.5
			5,159,403	0.6

		Total Asset-Backed Securities (Cost $7,512,909)	6,972,654	0.8

		Total Long-Term Investments (Cost $743,697,831)	856,058,889	98.2

SHORT-TERM INVESTMENTS: 1.8%
		Commercial Paper: 1.6%
14,624,000		Barclays US Fdg Corp Dis, 07/02/12 (Cost $14,623,984)	14,623,984	1.6

		Securities Lending Collateralcc(1): 0.2%
452,453		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $452,460, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $461,502, due 05/01/32–06/01/42)	452,453	0.1

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24–06/01/42)	$1,000,000	0.1
		1,452,453	0.2

	Total Short-Term Investments (Cost $16,076,437)	16,076,437	1.8

	Total Investments in Securities (Cost $759,774,268)	$872,135,326	100.0
	Liabilities in Excess of Other Assets	(249,640)	—
	Net Assets	$871,885,686	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $783,243,357.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$129,755,479
Gross Unrealized Depreciation	(40,863,510)
Net Unrealized Appreciation	$88,891,969

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$52,074,705	$—	$—	$52,074,705
Consumer Staples	52,711,000	20,849,041	—	73,560,041
Energy	54,156,100	—	—	54,156,100
Financials	103,728,792	—	—	103,728,792
Health Care	59,019,052	2,656,857	—	61,675,909
Industrials	79,127,344	—	—	79,127,344
Information Technology	44,715,835	—	—	44,715,835
Materials	16,561,837	—	—	16,561,837
Telecommunication Services	12,192,663	7,632,233	—	19,824,896
Utilities	10,053,149	—	—	10,053,149
Total Common Stock	484,340,477	31,138,131	—	515,478,608
Preferred Stock	1,017,580	831,628	—	1,849,208
Corporate Bonds/Notes	—	83,462,209	—	83,462,209
Collateralized Mortgage Obligations	—	15,665,879	—	15,665,879
Municipal Bonds	—	1,317,042	—	1,317,042

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Short-Term Investments	$—	$16,076,437	$—	$16,076,437
Foreign Government Bonds	—	3,894,783	—	3,894,783
U.S. Treasury Obligations	—	118,545,738	—	118,545,738
U.S. Government Agency Obligations	—	108,872,768	—	108,872,768
Asset-Backed Securities	—	5,905,928	1,066,726	6,972,654
Total Investments, at fair value	$485,358,057	$385,710,543	$1,066,726	$872,135,326

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Utilities	52.5%
Telecommunication Services	16.2%
Energy	13.9%
Consumer Discretionary	12.8%
Financials	1.1%
Assets in Excess of Other Liabilities*	3.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 89.8%
		Consumer Discretionary: 12.1%
732,230		Comcast Corp. — Special Class A	$22,992,022	4.0
66,643	@	Kabel Deutschland Holding AG	4,153,188	0.7
108,920	@	Liberty Global, Inc.	5,405,700	0.9
142,816		Time Warner Cable, Inc.	11,725,193	2.0
861,540		Virgin Media, Inc.	21,012,961	3.6
100,170		Other Securities	5,024,098	0.9
			70,313,162	12.1

		Energy: 13.2%
162,440		EQT Corp.	8,711,657	1.5
474,341		Kinder Morgan, Inc./Delaware	15,283,267	2.6
237,520		QEP Resources, Inc.	7,118,475	1.2
270,370		Spectra Energy Corp.	7,856,952	1.3
600,761		Williams Cos., Inc.	17,313,932	3.0
168,250		Williams Partners L.P.	8,789,380	1.5
275,960	@	WPX Energy, Inc.	4,465,033	0.8
175,220		Other Securities	7,369,504	1.3
			76,908,200	13.2

		Financials: 1.1%
87,610		American Tower Corp.	6,124,815	1.1

		Telecommunication Services: 15.5%
169,559		CenturyTel, Inc.	6,695,885	1.2
531,280		Deutsche Telekom AG	5,822,544	1.0
258,915		Mobile Telesystems OJSC ADR	4,453,338	0.8
88,040	@	SBA Communications Corp.	5,022,682	0.9
932,523		TDC A/S	6,480,723	1.1
9,632,768		Telecom Italia S.p.A. RNC	7,806,101	1.3
324,770		Telefonica Brasil SA ADR	8,034,810	1.4
340,779		Tim Participacoes SA ADR	9,357,791	1.6
3,369,950		Vodafone Group PLC	9,472,082	1.6
10,442,952		Other Securities	26,883,637	4.6
			90,029,593	15.5

COMMON STOCK: (continued)
		Utilities: 47.9%
1,002,140	@	AES Corp.	$12,857,456	2.2
174,970		American Electric Power Co., Inc.	6,981,303	1.2
733,250	@	Calpine Corp.	12,105,958	2.1
355,250		CenterPoint Energy, Inc.	7,343,018	1.3
244,021		CEZ A/S	8,432,939	1.5
118,260		Cia Paranaense de Energia ADR	2,563,877	0.4
157,000		Cia Paranaense de Energia	3,397,172	0.6
745,960		CMS Energy Corp.	17,530,060	3.0
332,570		Edison International	15,364,734	2.7
1,742,071	@	EDP Renovaveis S.A.	5,969,494	1.0
457,663		Enagas	8,350,607	1.4
5,999,404		Energias de Portugal S.A.	14,192,280	2.4
111,800		FirstEnergy Corp.	5,499,442	1.0
289,288		Gaz de France	6,898,909	1.2
2,162,170	@	GenOn Energy, Inc.	3,697,311	0.6
1,554,239		Iberdrola S.A.	7,337,924	1.3
73,900		ITC Holdings Corp.	5,092,449	0.9
348,810		Light S.A.	4,280,889	0.7
608,359		National Grid PLC	6,447,390	1.1
159,720		NextEra Energy, Inc.	10,990,333	1.9
161,700		Northeast Utilities	6,275,577	1.1
510,794	@	NRG Energy, Inc.	8,867,384	1.5
142,060		OGE Energy Corp.	7,357,287	1.3
265,140		PPL Corp.	7,373,543	1.3
414,740		Public Service Enterprise Group, Inc.	13,479,050	2.3
186,011		Red Electrica de Espana	8,118,561	1.4
273,379		Scottish & Southern Energy PLC	5,963,889	1.0
169,970		Sempra Energy	11,707,534	2.0
1,970,391,329		Other Securities	43,533,972	7.5
			278,010,342	47.9

		Total Common Stock (Cost $472,789,547)	521,386,112	89.8

PREFERRED STOCK: 3.6%
		Utilities: 3.6%
104,580	@	NextEra Energy, Inc.	5,727,847	1.0
113,910	@	PPL Corp.	6,090,768	1.1
111,970	@	PPL Corp.	5,985,916	1.0
153,050		Other Securities	2,821,728	0.5

		Total Preferred Stock (Cost $19,823,873)	20,626,259	3.6

WARRANTS: 0.1%
		Energy: 0.1%
230,007		Other Securities	496,815	0.1

		Total Warrants (Cost $174,943)	496,815	0.1

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 3.0%
		Consumer Discretionary: 0.7%
2,691,000		Other Securities	$4,036,500	0.7

		Energy: 0.6%
3,235,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	3,356,313	0.6

		Telecommunication Services: 0.7%
2,019,000		SBA Communications Corp., 4.000%, 10/01/14	3,904,241	0.7

		Utilities: 1.0%
3,881,000		GenOn Energy, Inc., 9.875%, 10/15/20	3,803,380	0.6
910,000	#	Viridian Group FundCo II, 11.125%, 04/01/17	841,750	0.1
1,510,000		Other Securities	1,532,650	0.3
			6,177,780	1.0

		Total Corporate Bonds/Notes (Cost $15,211,566)	17,474,834	3.0

		Total Long-Term Investments (Cost $507,999,929)	559,984,020	96.5

SHORT-TERM INVESTMENTS: 2.7%
		Commercial Paper: 2.7%
15,780,000		HSBC Bank USA Disc 0.060%, 07/02/12 (Cost $15,779,947)	$15,779,947	2.7

		Total Short-Term Investments (Cost $15,779,947)	15,779,947	2.7

		Total Investments in Securities (Cost $523,779,876)	$575,763,967	99.2
		Assets in Excess of Other Liabilities	4,696,459	0.8
		Net Assets	$580,460,426	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
ADR	American Depositary Receipt
Cost for federal income tax purposes is $531,587,707.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$87,179,631
Gross Unrealized Depreciation	(43,003,371)
Net Unrealized Appreciation	$44,176,260

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$66,159,974	$4,153,188	$—	$70,313,162
Energy	76,908,200	—	—	76,908,200
Financials	6,124,815	—	—	6,124,815
Telecommunication Services	48,238,918	41,790,675	—	90,029,593
Utilities	206,049,605	71,960,737	—	278,010,342
Total Common Stock	403,481,512	117,904,600	—	521,386,112
Preferred Stock	2,821,728	17,804,531	—	20,626,259
Warrants	496,815	—	—	496,815
Corporate Bonds/Notes	—	17,474,834	—	17,474,834
Short-Term Investments	—	15,779,947	—	15,779,947
Total Investments, at fair value	$406,800,055	$168,963,912	$—	$575,763,967

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$1,014,225	$—	$1,014,225
Total Assets	$406,800,055	$169,978,137	$—	$576,778,192
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(547,585)	$—	$(547,585)
Total Liabilities	$—	$(547,585)	$—	$(547,585)

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	123	Buy	07/13/12	$155	$157	$2
Barclays Bank PLC	EU Euro	9,275	Buy	07/13/12	11,815	11,738	(77)
Barclays Bank PLC	EU Euro	152,246	Buy	07/13/12	197,314	192,688	(4,626)
Barclays Bank PLC	EU Euro	16,839	Buy	07/13/12	21,923	21,312	(611)
Citigroup, Inc.	British Pound	172,196	Buy	07/13/12	278,165	269,677	(8,488)
Credit Suisse First Boston	EU Euro	63,681	Buy	07/13/12	79,245	80,596	1,351
Credit Suisse First Boston	EU Euro	41,074	Buy	07/13/12	53,236	51,985	(1,251)
Deutsche Bank AG	EU Euro	143,541	Buy	07/13/12	177,510	181,670	4,160
Deutsche Bank AG	EU Euro	51,545	Buy	07/13/12	65,630	65,237	(393)
Deutsche Bank AG	EU Euro	318,077	Buy	07/13/12	421,834	402,569	(19,265)
Deutsche Bank AG	EU Euro	278,753	Buy	07/13/12	368,983	352,799	(16,184)
Deutsche Bank AG	EU Euro	182,387	Buy	07/13/12	240,687	230,835	(9,852)
Deutsche Bank AG	EU Euro	603,773	Buy	07/13/12	790,858	764,156	(26,702)
Goldman Sachs & Co.	EU Euro	60,322	Buy	07/13/12	76,724	76,346	(378)
Merrill Lynch & Co., Inc.	EU Euro	60,749	Buy	07/13/12	76,358	76,887	529
Merrill Lynch & Co., Inc.	EU Euro	36,670	Buy	07/13/12	45,778	46,411	633
UBS AG	EU Euro	257,418	Buy	07/13/12	323,595	325,796	2,201
UBS AG	EU Euro	15,928	Buy	07/13/12	20,023	20,159	136
UBS AG	EU Euro	305,057	Buy	07/13/12	389,893	386,090	(3,803)
UBS AG	EU Euro	75,227	Buy	07/13/12	96,147	95,209	(938)
UBS AG	Brazilian Real	2,300,000	Buy	08/02/12	1,138,614	1,136,951	(1,663)
UBS AG	EU Euro	206,894	Buy	07/13/12	270,773	261,852	(8,921)
UBS AG	EU Euro	85,784	Buy	07/13/12	112,965	108,571	(4,394)
UBS AG	EU Euro	238,281	Buy	07/13/12	312,620	301,577	(11,043)
							$(109,577)

Barclays Bank PLC	British Pound	54,319	Sell	07/13/12	$85,065	$85,069	$(4)
Barclays Bank PLC	EU Euro	285,816	Sell	07/13/12	358,164	361,738	(3,574)
Barclays Bank PLC	EU Euro	176,804	Sell	07/13/12	221,558	223,769	(2,211)
Barclays Bank PLC	British Pound	52,880	Sell	07/13/12	83,388	82,815	573
Barclays Bank PLC	British Pound	93,187	Sell	07/13/12	147,227	145,941	1,286
Barclays Bank PLC	British Pound	28,594	Sell	07/13/12	45,544	44,780	764
Barclays Bank PLC	EU Euro	30,955	Sell	07/13/12	39,433	39,178	255
Barclays Bank PLC	EU Euro	307,398	Sell	07/13/12	391,588	389,053	2,535
Barclays Bank PLC	EU Euro	159,331	Sell	07/13/12	203,332	201,655	1,677
Barclays Bank PLC	EU Euro	377,144	Sell	07/13/12	481,296	477,326	3,970
Barclays Bank PLC	EU Euro	41,377	Sell	07/13/12	53,484	52,367	1,117
Barclays Bank PLC	British Pound	237,071	Sell	07/13/12	383,718	371,279	12,439

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	133,706	Sell	07/13/12	$215,791	$209,398	$6,393
Barclays Bank PLC	British Pound	6,753,974	Sell	07/13/12	10,704,779	10,577,424	127,355
Barclays Bank PLC	EU Euro	896,916	Sell	07/13/12	1,174,207	1,135,168	39,039
Barclays Bank PLC	British Pound	104,334	Sell	07/13/12	165,252	163,397	1,855
Citigroup, Inc.	EU Euro	758	Sell	07/13/12	952	959	(7)
Citigroup, Inc.	British Pound	133,391	Sell	07/13/12	216,967	208,903	8,064
Citigroup, Inc.	EU Euro	187,044	Sell	07/13/12	247,280	236,730	10,550
Citigroup, Inc.	EU Euro	244,182	Sell	07/13/12	320,855	309,045	11,810
Citigroup, Inc.	EU Euro	155,067	Sell	07/13/12	202,947	196,258	6,689
Citigroup, Inc.	EU Euro	127,756	Sell	07/13/12	167,203	161,692	5,511
Citigroup, Inc.	EU Euro	1,020,472	Sell	07/13/12	1,334,848	1,291,545	43,303
Citigroup, Inc.	EU Euro	289,251	Sell	07/13/12	378,869	366,086	12,783
Citigroup, Inc.	EU Euro	167,312	Sell	07/13/12	219,907	211,756	8,151
Credit Suisse First Boston	EU Euro	59,637	Sell	07/13/12	74,410	75,479	(1,069)
Credit Suisse First Boston	EU Euro	86,364	Sell	07/13/12	107,964	109,306	(1,342)
Credit Suisse First Boston	EU Euro	256,211	Sell	07/13/12	322,388	324,270	(1,882)
Credit Suisse First Boston	EU Euro	151,971	Sell	07/13/12	189,116	192,340	(3,224)
Credit Suisse First Boston	EU Euro	169,020	Sell	07/13/12	210,332	213,918	(3,586)
Credit Suisse First Boston	EU Euro	60,759	Sell	07/13/12	76,056	76,898	(842)
Credit Suisse First Boston	EU Euro	130,756	Sell	07/13/12	171,578	165,489	6,089
Credit Suisse First Boston	EU Euro	5,244,119	Sell	07/13/12	6,866,440	6,637,137	229,303
Deutsche Bank AG	EU Euro	170,345	Sell	07/13/12	215,705	215,595	110
Deutsche Bank AG	EU Euro	10,593	Sell	07/13/12	13,442	13,406	36
Deutsche Bank AG	EU Euro	37,195	Sell	07/13/12	46,464	47,076	(612)
Deutsche Bank AG	EU Euro	108,040	Sell	07/13/12	137,562	136,739	823
Deutsche Bank AG	British Pound	149,667	Sell	07/13/12	236,294	234,394	1,900
Deutsche Bank AG	EU Euro	234,784	Sell	07/13/12	298,755	297,150	1,605
Deutsche Bank AG	British Pound	39,376	Sell	07/13/12	63,076	61,667	1,409
Deutsche Bank AG	EU Euro	23,820	Sell	07/13/12	31,527	30,147	1,380
Deutsche Bank AG	EU Euro	181,172	Sell	07/13/12	238,047	229,298	8,749
Deutsche Bank AG	EU Euro	124,812	Sell	07/13/12	163,993	157,966	6,027
Deutsche Bank AG	EU Euro	21,396	Sell	07/13/12	28,276	27,080	1,196
Deutsche Bank AG	EU Euro	147,462	Sell	07/13/12	193,508	186,633	6,875
Deutsche Bank AG	British Pound	6,753,974	Sell	07/13/12	10,702,820	10,577,423	125,397
Deutsche Bank AG	British Pound	1,153,000	Sell	07/13/12	1,825,430	1,805,718	19,712
Goldman Sachs & Co.	EU Euro	12,200	Sell	07/13/12	16,000	15,440	560
JPMorgan Chase & Co.	EU Euro	440,444	Sell	07/13/12	553,543	557,441	(3,898)
JPMorgan Chase & Co.	British Pound	82,881	Sell	07/13/12	129,825	129,799	26
JPMorgan Chase & Co.	British Pound	41,587	Sell	07/12/12	64,771	65,129	(358)
JPMorgan Chase & Co.	EU Euro	2,040,590	Sell	07/13/12	2,668,031	2,582,641	85,390
JPMorgan Chase & Co.	EU Euro	194,816	Sell	07/13/12	254,719	246,567	8,152
Merrill Lynch & Co., Inc.	EU Euro	396,775	Sell	07/13/12	499,567	502,172	(2,605)
Merrill Lynch & Co., Inc.	EU Euro	70,148	Sell	07/13/12	87,572	88,782	(1,210)
Merrill Lynch & Co., Inc.	EU Euro	1,698,008	Sell	07/13/12	2,223,487	2,149,057	74,430
Merrill Lynch & Co., Inc.	EU Euro	28,396	Sell	07/13/12	35,461	35,939	(478)
UBS AG	EU Euro	16,908	Sell	07/13/12	20,997	21,399	(402)
UBS AG	EU Euro	108,388	Sell	07/13/12	135,470	137,180	(1,710)
UBS AG	EU Euro	487,147	Sell	07/13/12	613,360	616,550	(3,190)
UBS AG	EU Euro	364,007	Sell	07/13/12	460,529	460,700	(171)
UBS AG	EU Euro	13,192	Sell	07/13/12	16,629	16,696	(67)
UBS AG	EU Euro	58,550	Sell	07/13/12	73,532	74,103	(571)
UBS AG	EU Euro	125,904	Sell	07/13/12	156,159	159,348	(3,189)
UBS AG	EU Euro	553,620	Sell	07/13/12	686,656	700,680	(14,024)
UBS AG	EU Euro	101,909	Sell	07/13/12	129,664	128,980	684
UBS AG	Brazilian Real	14,798,949	Sell	08/02/12	7,326,213	7,315,511	10,702
UBS AG	EU Euro	7,811	Sell	07/13/12	10,271	9,886	385
UBS AG	EU Euro	8,223	Sell	07/13/12	10,828	10,407	421
UBS AG	EU Euro	60,113	Sell	07/13/12	79,395	76,081	3,314
UBS AG	EU Euro	1,915,160	Sell	07/13/12	2,512,652	2,423,893	88,759
UBS AG	EU Euro	163,659	Sell	07/13/12	215,191	207,132	8,059
UBS AG	EU Euro	21,323,145	Sell	09/17/12	26,626,638	27,005,408	(378,770)
UBS AG	British Pound	232,076	Sell	07/13/12	371,056	363,455	7,601
							$576,217

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,014,225
Total Asset Derivatives		$1,014,225
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$547,585
Total Liability Derivatives		$547,585

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$2,743,981
Total	$2,743,981

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(1,616,586)
Total	$(1,616,586)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Geographic Diversification
as of June 30, 2012
(as a percentage of net assets)

United States	34.8%
United Kingdom	32.2%
Switzerland	10.0%
Ireland	4.7%
France	3.8%
Sweden	3.7%
Finland	2.9%
Germany	2.7%
Italy	1.9%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.7%
		Finland: 2.9%
208,282		Kone OYJ	$12,578,851	2.9

		France: 3.8%
491,339		Legrand S.A.	16,676,257	3.8

		Germany: 2.7%
197,735		SAP AG	11,708,986	2.7

		Ireland: 4.7%
340,207		Accenture PLC	20,443,039	4.7

		Italy: 1.9%
1,217,259		Davide Campari-Milano S.p.A.	8,479,891	1.9

		Sweden: 3.7%
406,390		Swedish Match AB	16,379,777	3.7

		Switzerland: 10.0%
711,332		Nestle S.A.	42,450,779	9.7
24,060		Novartis AG	1,345,227	0.3
			43,796,006	10.0

		United Kingdom: 32.2%
450,135		Admiral Group PLC	8,396,898	1.9
808,101		British American Tobacco PLC	41,083,733	9.4
532,321		Diageo PLC	13,720,533	3.1
371,296		Experian Group Ltd.	5,238,289	1.2
629,242		Imperial Tobacco Group PLC	24,243,523	5.5
523,467		Reckitt Benckiser PLC	27,668,811	6.3
619,598		Unilever PLC	20,802,169	4.8
			141,153,956	32.2

COMMON STOCK: (continued)
		United States: 34.8%
716,578	@	DE Master Blenders1753 NVW	$8,102,511	1.8
396,599		Dr Pepper Snapple Group, Inc.	17,351,206	4.0
244,410		Herbalife Ltd.	11,812,335	2.7
143,316		Hillshire Brands Co.	4,154,719	0.9
106,580		Kellogg Co.	5,257,591	1.2
317,598		Kraft Foods, Inc.	12,265,635	2.8
117,861		Mead Johnson Nutrition Co.	9,488,989	2.2
698,090		Microsoft Corp.	21,354,573	4.9
167,370		Moody’s Corp.	6,117,374	1.4
303,220		Philip Morris International, Inc.	26,458,977	6.0
314,115		Procter & Gamble Co.	19,239,544	4.4
37,300	L	Scotts Miracle-Gro Co.	1,533,776	0.3
79,422		Visa, Inc.	9,818,942	2.2
			152,956,172	34.8

		Total Common Stock (Cost $353,467,101)	424,172,935	96.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.1%
	Securities Lending Collateralcc(1): 0.1%
488,826	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $488,834, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $498,603, due 05/01/32–06/01/42) (Cost $488,826)	488,826	0.1

	Total Short-Term Investments (Cost $488,826)	488,826	0.1

	Total Investments in Securities (Cost $353,955,927)	$424,661,761	96.8
	Assets in Excess of Other Liabilities	14,202,733	3.2
	Net Assets	$438,864,494	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $354,841,555.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$77,342,743
Gross Unrealized Depreciation	(7,522,537)
Net Unrealized Appreciation	$69,820,206

Sector Diversification	Percentage of Net Assets
Consumer Staples	70.4%
Financials	3.3
Health Care	0.3
Industrials	7.9
Information Technology	14.5
Materials	0.3
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	3.2
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Finland	$—	$12,578,851	$—	$12,578,851
France	—	16,676,257	—	16,676,257
Germany	—	11,708,986	—	11,708,986
Ireland	20,443,039	—	—	20,443,039
Italy	—	8,479,891	—	8,479,891
Sweden	—	16,379,777	—	16,379,777
Switzerland	—	43,796,006	—	43,796,006
United Kingdom	—	141,153,956	—	141,153,956
United States	144,853,661	8,102,511	—	152,956,172
Total Common Stock	165,296,700	258,876,235	—	424,172,935
Short-Term Investments	—	488,826	—	488,826
Total Investments, at fair value	$165,296,700	$259,365,061	$—	$424,661,761

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

U.S. Government Agency Obligations	48.8%
U.S. Treasury Obligations	33.5%
Corporate Bonds/Notes	24.5%
Collateralized Mortgage Obligations	5.5%
Foreign Government Bonds	4.7%
Municipal Bonds	4.6%
Asset-Backed Securities	2.6%
Preferred Stock	1.3%
Purchased Options	0.0%
Common Stock	0.0%
Liabilities in Excess of Other Assets*	(25.5)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 23.8%
		Consumer Staples: 1.3%
5,500,000	#	President and Fellows of Harvard College, 6.000%, 01/15/19	$6,961,768	0.2
21,500,000	#	President and Fellows of Harvard College, 6.500%, 01/15/39	32,171,073	0.9
4,800,000		Other Securities	5,894,168	0.2
			45,027,009	1.3

		Energy: 2.5%
13,500,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	17,246,250	0.5
200,000	#, L	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	211,500	0.0
1,000,000	#	OAO Novatek Via Novatek Finance Ltd., 5.326%, 02/03/16	1,045,120	0.0
1,078,000	#, L	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	1,134,595	0.0
21,100,000		Petrobras International Finance Co., 7.875%, 03/15/19	25,784,179	0.7
9,000,000		Petrobras International Finance Co. — Pifco, 3.875%, 01/27/16	9,339,732	0.3
14,900,000		Petroleos Mexicanos, 8.000%, 05/03/19	18,997,500	0.6
800,000	#, L	Petroleos Mexicanos, 5.500%, 06/27/44	820,000	0.0

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,700,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	$2,125,425	0.1
8,696,499		Other Securities	9,546,496	0.3
			86,250,797	2.5

		Financials: 18.6%
10,600,000		American International Group, Inc., 5.850%, 01/16/18	11,752,061	0.3
42,580,000	L, Z	Ally Financial, Inc., —%–0.326%, 12/01/12–09/15/20	44,389,378	1.3
8,600,000		American Express Credit Corp., 5.875%–7.300%, 05/02/13–08/20/13	9,123,250	0.3
EUR 1,211,000	#	American International Group, Inc., 6.797%, 11/15/17	1,681,561	0.1
4,800,000	#	ANZ National International Ltd., 6.200%, 07/19/13	5,033,923	0.1
5,000,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	5,061,535	0.1
7,000,000	#	Banco Santander Brazil SA/Cayman Islands, 2.568%, 03/18/14	6,740,188	0.2
23,500,000		Bank of America Corp., 6.500%, 08/01/16	25,838,673	0.7
13,600,000		Bank of America NA, 0.748%, 06/15/16	12,018,946	0.3
1,200,000	#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,298,920	0.0
2,300,000	#	Bank of Montreal, 2.850%, 06/09/15	2,436,015	0.1
2,500,000	#, L	Bank of Nova Scotia, 1.650%, 10/29/15	2,558,560	0.1
200,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	206,240	0.0
2,400,000	#	Barclays Bank PLC, 6.050%, 12/04/17	2,437,289	0.1
1,400,000	#	BBVA, 4.500%, 03/10/16	1,414,000	0.0
2,700,000	#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	2,740,500	0.1
8,900,000	L	BNP Paribas, 1.358%, 01/10/14	8,717,906	0.3
11,990,000	#, L	BNP Paribas, 5.186%, 06/29/49	10,431,300	0.3
1,000,000	#	BPCE S.A., 2.375%, 10/04/13	984,185	0.0

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
900,000	#, L	CIT Group, Inc., 5.250%, 04/01/14	$936,000	0.0
31,800,000		Citigroup Capital XXI, 8.300%, 12/21/57	31,959,000	0.9
18,300,000		Citigroup, Inc., 5.500%, 04/11/13	18,821,733	0.6
10,200,000		Citigroup, Inc., 5.625%–8.500%, 08/27/12–05/22/19	11,711,666	0.3
4,700,000	#	Commonwealth Bank of Australia, 6.024%, 03/29/49	4,428,674	0.1
2,137,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,702,343	0.1
1,800,000	#	DAI-ICHI Mutual Life, 7.250%, 12/31/49	1,903,181	0.1
25,900,000	#	Dexia Credit Local, 0.867%, 03/05/13	25,411,259	0.7
1,900,000		Export-Import Bank of Korea, 5.125%, 06/29/20	2,129,923	0.1
19,200,000		Export-Import Bank of Korea, 5.875%, 01/14/15	21,065,606	0.6
EUR 8,200,000		General Electric Capital Corp., 5.500%, 09/15/67	9,422,425	0.3
13,800,000		Goldman Sachs Group, Inc., 5.950%–6.250%, 09/01/17–04/01/18	14,987,062	0.4
2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,484,000	0.1
4,800,000	#	Intesa Sanpaolo SpA, 2.867%, 02/24/14	4,509,422	0.1
EUR 1,900,000		JPMorgan Chase & Co., 0.904%, 09/26/13	2,392,877	0.1
12,500,000		JPMorgan Chase & Co., 3.150%–6.000%, 07/05/16–01/15/18	14,216,205	0.4
22,400,000		Merrill Lynch & Co., Inc., 6.500%–6.875%, 04/25/18–11/15/18	25,114,440	0.7
EUR 12,000,000		Morgan Stanley, 1.115%, 05/02/14	14,471,162	0.4
10,300,000		Morgan Stanley, 1.446%–6.250%, 04/29/13–12/28/17	10,320,244	0.3
18,800,000	#	National Australia Bank Ltd., 1.178%, 04/11/14	18,819,120	0.5
2,200,000	#	National Australia Bank Ltd., 1.416%, 07/25/14	2,213,424	0.1

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
4,000,000	#	National Australia Bank Ltd., 5.350%, 06/12/13	$4,168,684	0.1
1,200,000	#	Pacific LifeCorp, 6.000%, 02/10/20	1,312,664	0.0
2,000,000	#	Pricoa Global Funding I, 0.661%, 09/27/13	1,992,482	0.1
12,000,000	#	RCI Banque SA, 2.328%, 04/11/14	11,668,872	0.3
1,500,000	#	Resona Bank Ltd., 5.850%, 09/29/49	1,545,000	0.0
5,000,000	#	Reynolds Group Issuer, Inc., 6.875%, 02/15/21	5,225,000	0.2
3,900,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	3,042,000	0.1
800,000	#	Sberbank of Russia Via SB Capital SA, 6.125%, 02/07/22	836,736	0.0
GBP 3,200,000		SLM Corp., 4.875%, 12/17/12	4,999,139	0.1
22,400,000		SLM Corp., 8.000%, 03/25/20	24,640,000	0.7
5,800,000		SLM Corp., 5.000%–8.450%, 01/15/13–06/15/18	6,002,661	0.2
1,300,000	#	Societe Generale, 1.508%, 04/11/14	1,258,759	0.1
6,500,000	#	Societe Generale, 5.922%, 12/31/49	4,420,000	0.1
30,200,000	#	SSIF Nevada L.P., 1.158%, 04/14/14	30,013,334	0.9
3,100,000	#	State Bank of India/London, 4.500%, 07/27/15	3,154,588	0.1
2,200,000	#	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14	2,223,560	0.1
600,000	#	Sydney Air, 5.125%, 02/22/21	643,169	0.0
2,700,000	#	Temasek Financial I Ltd., 4.300%, 10/25/19	3,032,718	0.1
27,092,000		Wells Fargo & Co., 7.980%, 02/28/49	29,868,930	0.9
3,000,000	#	Westpac Banking Corp., 0.947%, 07/16/14	3,027,945	0.1
14,100,000	#	Westpac Banking Corp., 3.585%, 08/14/14	14,877,855	0.4
DKK 970,804,032		Other Securities(a),(b)	95,452,878	2.7
			648,291,170	18.6

		Health Care: 0.5%
12,700,000		Amgen, Inc., 6.150%, 06/01/18	15,264,003	0.4
2,800,000		Other Securities	2,871,736	0.1
			18,135,739	0.5

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrials: 0.2%
5,908,202		Other Securities(a)	$6,596,188	0.2

		Materials: 0.3%
1,100,000	#	Braskem Finance Ltd., 5.750%, 04/15/21	1,135,750	0.0
4,200,000	#	Corp. Nacional del Cobre de Chile — CODELCO, 7.500%, 01/15/19	5,345,265	0.2
2,200,000	#	Sealed Air Corp., 5.625%, 07/15/13	2,282,500	0.1
1,500,000		Other Securities(b)	1,762,170	0.0
			10,525,685	0.3

		Telecommunication Services: 0.2%
200,000	#	Qtel International Finance Ltd., 3.375%, 10/14/16	208,300	0.0
300,000	#	Qtel International Finance Ltd., 4.750%, 02/16/21	320,250	0.0
4,800,000		Other Securities	5,469,277	0.2
			5,997,827	0.2

		Utilities: 0.2%
3,700,000	#, L	Electricite de France SA, 5.500%, 01/26/14	3,919,051	0.1
2,400,000	#	Electricite de France SA, 6.950%, 01/26/39	2,855,146	0.1
600,000	#, L	ENN Energy Holdings Ltd., 6.000%, 05/13/21	605,067	0.0
1,600,000		Other Securities	1,664,000	0.0
			9,043,264	0.2

		Total Corporate Bonds/Notes (Cost $770,132,590)	829,867,679	23.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.5%
2,432,764	#	Banc of America Large Loan, Inc., 1.992%, 11/15/15	2,306,383	0.1
8,400,000	#	BCAP LLC Trust, 5.250%, 08/26/37	8,232,000	0.2
13,419,473		Citigroup Mortgage Loan Trust, Inc., 2.530%–5.500%, 09/25/35–10/25/35	12,806,369	0.4
2,627,508	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.585%, 06/25/35	2,247,669	0.1
11,100,000		Credit Suisse Mortgage Capital Certificates, 5.695%–5.851%, 03/15/39–09/15/40	11,960,305	0.3

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
45,197,512	ˆ	First Horizon Alternative Mortgage Securities, 2.614%–5.415%, 03/25/35–02/25/36	$9,310,732	0.3
24,470,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%–6.163%, 08/12/48–03/12/51	26,821,321	0.8
16,500,000		Morgan Stanley Capital I, 5.809%, 12/12/49	19,192,981	0.6
3,900,000		Morgan Stanley Capital I, 6.076%, 06/11/49	4,434,622	0.1
1,400,000	#	Morgan Stanley Reremic Trust, 5.979%, 08/12/45	1,592,726	0.0
50,853	#	Nomura Asset Acceptance Corp., 7.000%, 02/19/30	51,030	0.0
4,292,304	#	RBSSP Resecuritization Trust, 0.495%, 02/26/37	3,514,030	0.1
2,600,000		SLM Student Loan Trust, 0.966%, 10/25/17	2,597,894	0.1
21,679,735		SLM Student Loan Trust, 1.966%, 04/25/23	22,410,667	0.6
1,000,000	#	SLM Student Loan Trust, 2.892%, 12/16/19	1,015,866	0.0
2,308,767	#	Wachovia Bank Commercial Mortgage Trust, 0.332%, 09/15/21	2,237,700	0.1
71,821,953		Other Securities(c)	57,523,596	1.6

		Consumer Discretionary: 0.1%
3,355,523	#	BCAP LLC Trust, 5.250%, 02/26/36	3,347,377	0.1

		Total Collateralized Mortgage Obligations (Cost $182,404,843)	191,603,268	5.5

MUNICIPAL BONDS: 4.6%
		Alaska: 0.2%
9,400,000		Other Securities	7,079,986	0.2

		California: 2.4%
4,500,000		Bay Area Toll Authority, 7.043%, 04/01/50	6,413,940	0.2
7,700,000		Los Angeles Department of Airports, 6.582%, 05/15/39	9,832,746	0.3

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

MUNICIPAL BONDS: (continued)
		California: (continued)
21,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	$25,586,400	0.7
5,900,000		State of California, 5.650%–7.600%, 04/01/34–11/01/40	7,291,341	0.2
10,700,000		University of California, 6.270%–6.548%, 05/15/31–05/15/48	12,423,867	0.4
26,840,000		Other Securities	22,617,314	0.6
			84,165,608	2.4

		Connecticut: 0.3%
8,700,000		State of Connecticut, 5.850%, 03/15/32	10,948,515	0.3

		Illinois: 0.3%
8,070,000		Other Securities	9,475,305	0.3

		Nebraska: 0.1%
1,500,000		Other Securities	1,795,935	0.1

		Nevada: 0.1%
2,300,000		Other Securities	3,172,528	0.1

		New Jersey: 0.5%
15,245,000		Other Securities	17,025,057	0.5

		New York: 0.5%
12,800,000		New York City Municipal Water Finance Authority, 5.000%–6.282%, 06/15/42–06/15/44	15,528,075	0.5
870,000		Other Securities	888,366	0.0
			16,416,441	0.5

		Pennsylvania: 0.2%
6,700,000		Other Securities	7,954,899	0.2

		Washington: 0.0%
1,560,000		Other Securities	1,285,737	0.0

		Total Municipal Bonds (Cost $133,927,241)	159,320,011	4.6

ASSET-BACKED SECURITIES: 2.7%
		Home Equity Asset-Backed Securities: 0.2%
11,088,570		Other Securities	5,467,229	0.2

		Other Asset-Backed Securities: 2.5%
13,800,000	#	Halcyon Structured Asset Management Long/Short CLO Ltd., 0.691%, 08/07/21	13,463,335	0.4
16,833,276	#	Pacifica CDO Ltd., 0.726%, 01/26/20	16,376,825	0.5

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
43,666,454		Small Business Administration, 5.160%–5.902%, 02/10/18–03/01/28	$49,173,831	1.4
10,376,267		Other Securities	8,233,689	0.2
			87,247,680	2.5

		Total Asset-Backed Securities (Cost $87,992,040)	92,714,909	2.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 48.8%
		Federal Home Loan Mortgage Corporation: 4.1%##
21,600,000		1.000%, due 06/29/17	21,689,424	0.6
18,867,989		4.500%, due 05/01/40	20,188,851	0.6
92,983,108	W	0.592%–8.250%, due 02/01/14–10/25/44	99,701,035	2.8
2,359,866		Other Securities	2,500,946	0.1
			144,080,256	4.1

		Federal National Mortgage Association: 43.1%##
20,400,000	L	1.250%, due 01/30/17	20,753,838	0.6
22,080,000		1.625%, due 10/26/15	22,889,210	0.6
135,000,000	W	3.500%, due 02/25/26	142,678,125	4.1
175,000,000	W	3.500%, due 08/15/42	183,503,915	5.3
68,000,000	W	4.000%, due 02/25/39	72,388,128	2.1
40,000,000	W	4.500%, due 07/01/25	42,862,502	1.2
175,000,000	W	4.500%, due 07/15/35	187,769,522	5.4
28,000,000		4.500%, due 06/01/37	30,024,795	0.9
123,000,000	W	4.500%, due 08/01/39	131,802,181	3.8
31,710,560		4.500%, due 09/01/40	34,138,570	1.0
23,683,822		5.000%, due 06/01/35	25,701,668	0.7
20,000,000		5.000%, due 07/01/37	21,646,880	0.6
53,000,000	W	5.500%, due 08/25/38	57,819,698	1.7
485,826,365	L, W	0.445%–6.500%, due 12/01/13–10/01/44	524,773,117	15.1
1,000,000	W	6.000%, due 04/15/38	1,095,781	0.0
			1,499,847,930	43.1

		Government National Mortgage Association: 1.6%
52,000,000	W	3.000%, due 11/15/41	54,494,372	1.6
670,606		1.625%, due 01/20/27–10/20/29	695,133	0.0
			55,189,505	1.6

		Total U.S. Government Agency Obligations (Cost $1,677,434,894)	1,699,117,691	48.8

FOREIGN GOVERNMENT BONDS: 5.2%
EUR 1,100,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17	1,450,519	0.0
BRL 65,302,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	33,372,134	1.0

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
CAD 800,000	#	Canada Housing Trust No 1, 2.650%, 03/15/22	$812,997	0.0
CAD 800,000	#	Canada Housing Trust No 1, 3.350%, 12/15/20	860,992	0.0
CAD 900,000	#	Canada Housing Trust No 1, 3.800%, 06/15/21	1,001,350	0.1
1,100,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	1,169,391	0.0
MXN 180,400,000		Mexican Bonos, 10.000%, 12/05/24	18,982,429	0.6
MXN 187,900,000		Mexican Bonos, 6.000%–6.500%, 06/18/15–06/09/22	15,122,823	0.4
CAD 17,300,000		Province of Ontario Canada, 3.150%, 06/02/22	17,560,494	0.5
CAD 41,400,000		Province of Ontario Canada, 4.000%–6.500%, 03/08/17–06/02/39	47,793,646	1.4
2,500,000		Province of Ontario Canada, 3.000%–4.400%, 07/16/18–04/14/20	2,761,516	0.1
CAD 17,000,000		Province of Quebec Canada, 3.500%, 12/01/22	17,580,749	0.5
3,400,000		Province of Quebec Canada, 2.750%–3.500%, 07/29/20–08/25/21	3,592,256	0.1
CAD 9,100,000		Province of Quebec Canada, 4.250%–4.500%, 12/01/17–12/01/21	10,048,431	0.3
2,200,000	#	Russian Foreign Bond — Eurobond, 3.250%, 04/04/17	2,219,228	0.1
1,200,000	#, L	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	1,244,388	0.0
800,000	#	Vnesheconombank Via VEB Finance PLC, 5.375%, 02/13/17	829,872	0.0
EUR 3,291,472		Other Securities	3,540,108	0.1
		Total Foreign Government Bonds (Cost $171,042,719)	179,943,323	5.2

U.S. TREASURY OBLIGATIONS: 33.5%
		Treasury Inflation Indexed Protected Securities: 7.7%
62,382,304	S	1.750%, due 01/15/28	78,382,367	2.3
22,605,375		2.000%, due 01/15/26	28,920,752	0.8
61,153,848	S	2.375%, due 01/15/27	82,275,837	2.4
13,288,584	S	2.500%, due 01/15/29	18,489,815	0.5
48,485,635		0.125%–3.875%, due 04/15/16–02/15/42	59,065,913	1.7
			267,134,684	7.7

U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Bonds: 1.8%
44,500,000		1.750%, due 05/15/22	$44,910,245	1.3
7,600,000		2.750%–3.375%, due 02/15/19–11/15/19	8,771,113	0.2
3,900,000		3.000%, due 05/15/42	4,094,392	0.1
4,600,000		3.125%–3.625%, due 05/15/19–11/15/41	5,077,648	0.2
			62,853,398	1.8

		U.S. Treasury Notes: 24.0%
34,600,000		0.625%, due 05/31/17	34,462,153	1.0
92,400,000		1.125%, due 05/31/19	92,616,586	2.7
114,300,000	S	0.750%, due 06/30/17	114,487,566	3.3
39,600,000		0.875%, due 01/31/17	39,965,073	1.1
79,100,000		0.875%, due 04/30/17	79,755,027	2.3
136,200,000		1.000%, due 03/31/17	138,157,875	4.0
18,600,000		1.250%, due 04/30/19	18,819,424	0.5
43,000,000		1.375%, due 11/30/18	44,014,542	1.3
257,700,000	S	1.500%, due 08/31/18	266,095,351	7.6
6,800,000		Other Securities	6,906,117	0.2
			835,279,714	24.0

		Total U.S. Treasury Obligations (Cost $1,134,747,630)	1,165,267,796	33.5

Shares			Value	Percentage of Net Assets

COMMON STOCK: —%
		Consumer Discretionary: —%
192,000		Other Securities	—	—

		Total Common Stock (Cost $0)	—	—

PREFERRED STOCK: 1.2%
		Financials: 1.2%
39,000	@	Wells Fargo & Co.	43,875,000	1.2

		Total Preferred Stock (Cost $30,874,800)	43,875,000	1.2

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.0%
		Options on Exchange Traded Futures Contracts: 0.0%
11,889	@	90-Day Eurodollar September Futures (CME), Strike @ 93.000, Exp. 09/17/12	74,307	0.0

		Total Purchased Options (Cost $94,042)	74,307	0.0

		Total Long-Term Investments (Cost $4,188,650,799)	4,361,783,984	125.3

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.0%
		U.S. Treasury Bills: 0.2%
181,000	S	United States Treasury Bill, 0.100%, 10/25/12	$180,942	0.0
6,032,000		United States Treasury Bill, 0.200%, 06/27/13	6,019,810	0.2
521,000	S	United States Treasury Bill, 0.180%, 05/02/13	520,187	0.0
			6,720,939	0.2

		Securities Lending Collateralcc(1): 1.1%
9,305,083		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $9,305,236, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $9,491,185, due 07/01/42–02/20/61)	9,305,083	0.3
8,141,109		Daiwa Capital Markets, Repurchase Agreement dated 06/29/12, 0.26%, due 07/02/12 (Repurchase Amount $8,141,283, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $8,303,931, due 11/15/12–03/01/48)	8,141,109	0.2
9,305,083		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $9,305,221, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $9,491,185, due 04/01/24–06/01/42)	9,305,083	0.2

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
9,305,083		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $9,305,274, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $9,491,185, due 10/01/14–02/25/44)	$9,305,083	0.3
3,122,937		UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $3,122,988, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $3,185,396, due 07/01/21–04/01/42)	3,122,937	0.1
			39,179,295	1.1

		Foreign Government Bonds: 3.7%
JPY 220,000,000	Z	Japan Treasury Discount Bill, 0.090%, 07/30/12	2,752,034	0.1
MXN 1,614,000,000	Z	Mexico Cetes, 4.520%, 08/23/12	120,177,132	3.5
4,000,000	#	Societe Financement de l’Economie Francaise, 0.667%, 07/16/12	4,001,626	0.1
			126,930,792	3.7

		Total Short-Term Investments (Cost $168,158,386)	172,831,026	5.0

		Total Investments in Securities (Cost $4,356,809,185)	$4,534,615,010	130.3
		Liabilities in Excess of Other Assets	(1,055,039,355)	(30.3)
		Net Assets	$3,479,575,655	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	The grouping contains securities in default.
(b)	This grouping contains securities on loan.
(c)	The grouping contains Interest only securities.
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
Cost for federal income tax purposes is $4,357,560,215.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$208,812,383
Gross Unrealized Depreciation	(31,757,588)
Net Unrealized Appreciation	$177,054,795

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	43,875,000	—	—	43,875,000
Purchased Options	74,307	—	—	74,307
Corporate Bonds/Notes	—	829,867,679	—	829,867,679
Collateralized Mortgage Obligations	—	191,135,737	467,531	191,603,268
Municipal Bonds	—	159,320,011	—	159,320,011
Short-Term Investments	—	172,831,026	—	172,831,026
Foreign Government Bonds	—	179,943,323	—	179,943,323
U.S. Treasury Obligations	—	1,165,267,796	—	1,165,267,796
U.S. Government Agency Obligations	—	1,699,117,691	—	1,699,117,691
Asset-Backed Securities	—	92,714,909	—	92,714,909
Total Investments, at fair value	$43,949,307	$4,490,198,172	$467,531	$4,534,615,010
Other Financial Instruments+
Futures	$953,155	$—	$—	$953,155
Swaps	268,784	16,164,711	—	16,433,495
Forward Foreign Currency Contracts	—	2,790,055	—	2,790,055
Total Assets	$45,171,246	$4,509,152,938	$467,531	$4,554,791,715
Liabilities Table
Other Financial Instruments+
Sales Commitments	$—	$(107,625,345)	$—	$(107,625,345)
Written Options	(115,312)	(897,660)	—	(1,012,972)
Swaps	(30,876,181)	(6,033,818)	—	(36,909,999)
Forward Foreign Currency Contracts	—	(9,949,535)	—	(9,949,535)
Total Liabilities	$(30,991,493)	$(124,506,358)	$—	$(155,497,851)

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	427,000	Buy	07/03/12	$669,735	$668,741	$(994)
Barclays Bank PLC	EU Euro	1,400,000	Buy	07/16/12	1,815,601	1,771,930	(43,671)
Barclays Bank PLC	Brazilian Real	712,565	Buy	08/02/12	350,000	352,240	2,240
Barclays Bank PLC	Brazilian Real	372,589	Buy	08/02/12	182,427	184,181	1,754
Barclays Bank PLC	Brazilian Real	1,021,700	Buy	08/02/12	500,000	505,053	5,053
Deutsche Bank AG	Chinese Yuan	137,557,951	Buy	02/01/13	21,707,109	21,539,932	(167,177)
HSBC	Indonesian Rupiah	100,937,774,500	Buy	07/02/12	11,171,862	10,746,635	(425,227)
JPMorgan Chase & Co.	Mexican Peso	1,766,608	Buy	08/15/12	126,444	131,819	5,375
JPMorgan Chase & Co.	Brazilian Real	693,715	Buy	08/02/12	340,407	342,922	2,515
JPMorgan Chase & Co.	EU Euro	8,614,000	Buy	09/14/12	10,862,547	10,909,156	46,609
JPMorgan Chase & Co.	Indian Rupee	501,730,000	Buy	07/12/12	10,794,535	8,962,596	(1,831,939)
Royal Bank of Scotland Group PLC	British Pound	212,000	Buy	07/03/12	329,098	332,021	2,923
Royal Bank of Scotland Group PLC	Australian Dollar	189,000	Buy	07/19/12	186,488	193,082	6,594
UBS AG	Mexican Peso	1,766,608	Buy	08/15/12	128,530	131,819	3,289
UBS AG	EU Euro	1,200,000	Buy	07/16/12	1,575,534	1,518,798	(56,736)
UBS AG	Singapore Dollar	11,705	Buy	08/03/12	9,476	9,240	(236)
Westpac Bank	Australian Dollar	246,000	Buy	07/19/12	242,379	251,314	8,935
							$(2,440,693)

Barclays Bank PLC	Mexican Peso	15,305,799	Sell	08/15/12	$1,087,948	$1,142,073	$(54,125)
Barclays Bank PLC	Mexican Peso	303,756,254	Sell	08/15/12	21,471,881	22,665,384	(1,193,503)
Barclays Bank PLC	Indonesian Rupiah	5,868,000,000	Sell	07/02/12	629,276	624,754	4,522
Barclays Bank PLC	Chinese Yuan	18,253,190	Sell	02/01/13	2,892,282	2,858,232	34,050
Barclays Bank PLC	Chinese Yuan	17,715,112	Sell	02/01/13	2,809,692	2,773,974	35,718
Citigroup, Inc.	EU Euro	299,000	Sell	09/14/12	379,604	378,667	937
Citigroup, Inc.	EU Euro	41,445,000	Sell	09/14/12	51,708,440	52,487,806	(779,366)
Citigroup, Inc.	Japanese Yen	159,799,000	Sell	09/10/12	2,047,159	2,001,155	46,004
Credit Suisse First Boston	Chinese Yuan	26,439,000	Sell	02/01/13	4,200,000	4,140,032	59,968
Deutsche Bank AG	Japanese Yen	40,000,000	Sell	07/30/12	493,273	500,628	(7,355)
Deutsche Bank AG	Indian Rupee	112,024,000	Sell	07/12/12	2,200,000	2,001,128	198,872
Goldman Sachs & Co.	Indonesian Rupiah	540,494,500	Sell	07/02/12	58,086	57,545	541
Goldman Sachs & Co.	British Pound	4,796,000	Sell	07/03/12	7,568,687	7,511,190	57,497
HSBC	British Pound	4,796,000	Sell	07/03/12	7,561,973	7,511,190	50,783
HSBC	Mexican Peso	11,028,800	Sell	08/15/12	800,000	822,936	(22,936)
HSBC	Mexican Peso	5,506,120	Sell	08/15/12	400,000	410,850	(10,850)
HSBC	Mexican Peso	36,507,384	Sell	08/15/12	2,591,253	2,724,072	(132,819)
HSBC	Brazilian Real	2,487,600	Sell	08/02/12	1,200,000	1,229,686	(29,686)
HSBC	Brazilian Real	70,518,854	Sell	08/02/12	36,087,638	34,859,328	1,228,310
HSBC	Danish Krone	91,548,000	Sell	08/23/12	15,735,778	15,607,022	128,756
HSBC	Indonesian Rupiah	25,343,000,000	Sell	07/02/12	2,713,529	2,698,217	15,312
HSBC	Indonesian Rupiah	12,152,000,000	Sell	07/02/12	1,313,730	1,293,799	19,931
JPMorgan Chase & Co.	Japanese Yen	90,000,000	Sell	07/30/12	1,110,015	1,126,413	(16,398)
JPMorgan Chase & Co.	Japanese Yen	143,024,000	Sell	09/10/12	1,793,629	1,791,082	2,547
JPMorgan Chase & Co.	Japanese Yen	344,881,000	Sell	09/10/12	4,292,501	4,318,928	(26,427)
JPMorgan Chase & Co.	Japanese Yen	90,000,000	Sell	07/30/12	1,110,289	1,126,413	(16,124)
JPMorgan Chase & Co.	Mexican Peso	3,511,091	Sell	08/15/12	268,596	261,987	6,609
JPMorgan Chase & Co.	Indian Rupee	201,710,600	Sell	07/12/12	3,948,915	3,603,234	345,681
JPMorgan Chase & Co.	Indian Rupee	41,500,000	Sell	07/12/12	816,190	741,330	74,860
JPMorgan Chase & Co.	Indian Rupee	54,893,400	Sell	07/12/12	1,078,456	980,582	97,874
JPMorgan Chase & Co.	Indian Rupee	91,602,000	Sell	07/12/12	1,800,000	1,636,322	163,678
Morgan Stanley	Mexican Peso	11,027,200	Sell	08/15/12	800,000	822,817	(22,817)
Morgan Stanley	Mexican Peso	11,022,400	Sell	08/15/12	800,000	822,459	(22,459)
Morgan Stanley	Mexican Peso	11,022,000	Sell	08/15/12	800,000	822,429	(22,429)
Morgan Stanley	Mexican Peso	11,014,800	Sell	08/15/12	800,000	821,891	(21,891)
Morgan Stanley	Mexican Peso	27,917,361	Sell	08/15/12	1,983,260	2,083,110	(99,850)
Morgan Stanley	Mexican Peso	35,526,705	Sell	08/15/12	2,553,857	2,650,897	(97,040)
Morgan Stanley	Mexican Peso	42,365,115	Sell	08/23/12	3,044,127	3,158,610	(114,483)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS AG	EU Euro	26,000	Sell	07/16/12	$32,920	$32,908	$12
UBS AG	British Pound	8,953,000	Sell	08/02/12	13,969,948	14,020,697	(50,749)
UBS AG	Japanese Yen	317,154,000	Sell	09/10/12	3,958,734	3,971,704	(12,970)
UBS AG	Mexican Peso	1,276,700,000	Sell	08/23/12	91,994,524	95,186,755	(3,192,231)
UBS AG	Mexican Peso	277,266,535	Sell	08/23/12	19,981,734	20,672,125	(690,391)
UBS AG	Canadian Dollar	101,877,000	Sell	09/20/12	99,110,817	99,879,746	(768,929)
UBS AG	Indonesian Rupiah	57,034,280,000	Sell	07/02/12	6,054,594	6,072,321	(17,727)
UBS AG	Chinese Yuan	41,044,250	Sell	02/01/13	6,500,000	6,427,039	72,961
UBS AG	Chinese Yuan	34,106,400	Sell	02/01/13	5,400,000	5,340,655	59,345
							$(4,718,787)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	565	03/16/15	$139,985,813	$164,835
90-Day Eurodollar	434	06/15/15	107,409,575	101,361
90-Day Eurodollar	86	09/14/15	21,257,050	52,553
U.S. Treasury 10-Year Note	1,070	09/19/12	142,711,250	627,201
			$411,363,688	$945,950
Short Contracts
Euro-Bund	(18)	09/06/12	(3,209,567)	7,205
			$(3,209,567)	$7,205

ING PIMCO Total Return Bond Portfolio Centrally Cleared Credit Default Swaps Outstanding on June 30, 2012

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive FixedRate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.17	Buy	0.100	12/20/16	USD 173,800,000	$268,784	$(1,461,528)
					$268,784	$(1,461,528)

ING PIMCO Total Return Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	CDX.NA.IG.18	Buy	(1.000)	06/20/17	USD 146,300,000	$878,162	$(431,323)	$1,309,485
Barclays Bank PLC	iTraxx Europe Senior Financials Series 17 Version 1	Buy	(1.000)	06/20/17	EUR 8,900,000	801,895	548,439	253,456
Citigroup, Inc.	iTraxx Europe Senior Financials Series 17 Version 2	Buy	(1.000)	06/20/17	EUR 1,200,000	108,121	73,947	34,174
Barclays Bank PLC	iTraxx Europe Series 16 Version 1	Buy	(1.000)	12/20/16	EUR 109,400,000	3,874,754	2,435,042	1,439,712
Morgan Stanley	iTraxx Europe Series 16 Version 1	Buy	(1.000)	12/20/16	EUR 800,000	28,335	19,502	8,833
						$5,691,267	$2,645,607	$3,045,660

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Sealed Air Corp.	Buy	(0.580)	09/20/13	USD 2,200,000	$4,693	$—	$4,693
						$4,693	$—	$4,693

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Credit Indices — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD 1,400,000	$88,527	$68,623	$19,904
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 200,000	14,479	14,090	389
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 5,200,000	376,444	356,376	20,068
Credit Suisse First Boston	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 1,800,000	130,307	138,408	(8,101)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 19,800,000	1,433,382	1,412,314	21,068
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 100,000	7,239	7,175	64
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 100,000	7,239	7,016	223
HSBC	CDX.EM.13 Index	Sell	0.500	06/20/15	USD 30,300,000	2,193,509	1,523,747	669,762
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 12,900,000	933,870	908,523	25,347
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 3,100,000	224,418	218,767	5,651
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD 2,500,000	197,226	230,507	(33,281)
HSBC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD 1,000,000	78,890	86,612	(7,722)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD 2,989,946	14,967	—	14,967
Goldman Sachs & Co.	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD 3,761,546	16,335	—	16,335
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD 19,868,677	71,188	—	71,188
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD 13,117,185	43,680	—	43,680
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD 2,218,347	19,030	—	19,030
						$5,850,730	$4,972,158	$878,572

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(5)	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Ally Financial Inc.	Sell	5.000	12/20/16	37.981	USD 4,000,000	$185,738	$(138,831)	$324,569
Barclays Bank PLC	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	13.684	USD 100,000	(1,744)	(2,548)	804
Credit Suisse First Boston	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	13.684	USD 100,000	(1,744)	(2,457)	713
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	0.850	03/20/13	4.892	USD 2,200,000	5,783	—	5,783
Goldman Sachs & Co.	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	9.770	USD 1,500,000	925	(14,105)	15,030
UBS Warburg LLC	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	9.770	USD 1,500,000	925	(14,470)	15,395
UBS Warburg LLC	Federal Republic of Germany	Sell	0.250	06/20/16	7.389	USD 35,800,000	(683,797)	(270,964)	(412,833)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD 500,000	(1,992)	(4,088)	2,096
BNP Paribas Bank	Federative Republic of Brazil	Sell	1.000	12/20/12	5.342	USD 10,600,000	23,769	5,012	18,757
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	12/20/12	5.342	USD 8,400,000	18,836	4,767	14,069
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD 1,000,000	(5,414)	(10,003)	4,589
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	03/20/16	12.693	USD 22,200,000	(217,241)	(108,296)	(108,945)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	13.095	USD 9,100,000	(108,869)	(20,183)	(88,686)
Credit Suisse First Boston	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD 2,000,000	(7,967)	(30,003)	22,036
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	12/20/12	5.342	USD 10,600,000	23,769	6,015	17,754
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD 500,000	(1,992)	(3,818)	1,826
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	13.449	USD 1,400,000	(19,769)	(7,008)	(12,761)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD 3,000,000	(11,950)	(47,412)	35,462
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD 5,700,000	(22,705)	(35,805)	13,100
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD 1,800,000	(9,746)	(11,504)	1,758
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD 500,000	(2,707)	(3,037)	330
Deutsche Bank AG	Gazprom	Sell	1.000	12/20/12	9.281	USD 5,800,000	2,004	(43,271)	45,275
UBS Warburg LLC	Gazprom	Sell	1.000	12/20/12	9.281	USD 5,900,000	2,038	(46,064)	48,102
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	5.810	USD 5,700,000	1,617	—	1,617
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	8.736	USD 1,800,000	101,506	—	101,506
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.000	12/20/13	8.736	USD 7,600,000	350,177	1	350,176
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.200	12/20/13	8.736	USD 6,200,000	303,945	—	303,945
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	8.736	USD 4,500,000	228,895	—	228,895
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.850	12/20/13	8.736	USD 3,600,000	210,971	—	210,971
Citigroup, Inc.	General Electric Capital Corp.	Sell	3.850	03/20/14	9.852	USD 7,000,000	343,895	—	343,895
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.230	12/20/13	8.736	USD 4,200,000	207,755	—	207,755

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(5)	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.750	12/20/13	8.736	USD 3,900,000	$222,804	$—	$222,804
UBS Warburg LLC	Goldman Sachs & Co.	Sell	1.000	06/20/13	16.664	USD 1,900,000	(12,294)	(31,777)	19,483
Citigroup, Inc.	Government of France O.A.T.	Sell	0.250	06/20/16	15.158	USD 33,700,000	(1,632,528)	(660,419)	(972,109)
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD 2,300,000	(99,171)	(66,751)	(32,420)
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD 500,000	(21,559)	(12,345)	(9,214)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	13.687	USD 1,000,000	(37,775)	(13,324)	(24,451)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD 500,000	(21,559)	(12,176)	(9,383)
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	09/20/15	12.778	USD 1,400,000	(45,300)	(23,584)	(21,716)
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD 2,200,000	(94,859)	(63,787)	(31,072)
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	4.252	USD 2,000,000	31,249	12,470	18,779
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	8.451	USD 7,600,000	54,326	(51,058)	105,384
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	8.451	USD 5,600,000	40,030	(40,135)	80,165
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	8.451	USD 7,500,000	53,611	(47,046)	100,657
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/14	20.609	USD 14,400,000	(367,815)	(278,215)	(89,600)
Credit Suisse First Boston	Metlife Inc.	Sell	1.000	12/20/14	20.609	USD 8,100,000	(206,896)	(104,535)	(102,361)
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/15	22.007	USD 13,500,000	(426,519)	(432,428)	5,909
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/16	25.846	USD 2,300,000	(127,558)	(34,344)	(93,214)
Barclays Bank PLC	Morgan Stanley	Sell	1.000	09/20/12	23.999	USD 600,000	(1,926)	(2,497)	571
Credit Suisse First Boston	Morgan Stanley	Sell	1.000	06/20/13	25.552	USD 2,300,000	(34,489)	(65,193)	30,704
UBS Warburg LLC	NRG Energy, Inc.	Sell	5.000	03/20/17	54.892	USD 2,700,000	(53,149)	(215,727)	162,578
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	8.658	USD 1,000,000	4,906	8,664	(3,758)
Citigroup, Inc.	People’s Republic of China	Sell	1.000	06/20/15	7.103	USD 1,300,000	11,094	12,262	(1,168)
Deutsche Bank AG	People’s Republic of China	Sell	1.000	06/20/16	9.132	USD 4,400,000	14,859	37,406	(22,547)
Goldman Sachs & Co.	People’s Republic of China	Sell	1.000	09/20/16	9.548	USD 300,000	559	1,322	(763)
Morgan Stanley	People’s Republic of China	Sell	1.000	09/20/16	9.548	USD 1,500,000	2,795	7,335	(4,540)
Royal Bank of Scotland	People’s Republic of China	Sell	1.000	09/20/16	9.548	USD 600,000	1,118	3,428	(2,310)
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/15	7.103	USD 4,000,000	34,137	38,858	(4,721)
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/16	9.132	USD 4,300,000	14,522	35,737	(21,215)
HSBC	Republic of France	Sell	0.250	09/20/16	15.763	USD 500,000	(26,845)	(15,642)	(11,203)
Morgan Stanley	Republic of France	Sell	0.250	09/20/16	15.763	USD 3,600,000	(193,287)	(138,689)	(54,598)
UBS Warburg LLC	Republic of France	Sell	0.250	09/20/16	15.763	USD 400,000	(21,476)	(17,465)	(4,011)
Deutsche Bank AG	Republic of Indonesia	Sell	1.000	09/20/15	12.367	USD 600,000	(4,476)	(8,853)	4,377
Morgan Stanley	Republic of Indonesia	Sell	1.000	09/20/16	15.691	USD 2,100,000	(48,435)	(25,612)	(22,823)
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	15.691	USD 900,000	(20,758)	(11,681)	(9,077)
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	9.402	USD 1,100,000	2,557	411	2,146
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	9.402	USD 700,000	1,627	392	1,235
Citigroup, Inc.	Reynolds American Inc.	Sell	1.280	06/20/17	13.088	USD 2,600,000	(3,576)	—	(3,576)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	22.226	USD 300,000	(13,091)	(6,278)	(6,813)
Goldman Sachs & Co.	Russian Federation	Sell	1.000	06/20/17	22.588	USD 300,000	(17,602)	(20,442)	2,840
HSBC	Russian Federation	Sell	1.000	12/20/12	6.416	USD 17,400,000	30,015	(69,389)	99,404
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	17.364	USD 2,400,000	(83,107)	(90,894)	7,787
Deutsche Bank AG	United Kingdom Gilt	Sell	1.000	06/20/16	4.628	USD 23,100,000	488,480	365,148	123,332
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	3.010	USD 16,300,000	338,136	85,251	252,885
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	3.731	USD 2,800,000	60,653	43,154	17,499
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	3.731	USD 1,000,000	21,662	15,565	6,097
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	4.628	USD 1,400,000	29,605	19,161	10,444
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	9.262	USD 2,000,000	3,986	(23,883)	27,869
Citigroup, Inc.	United Mexican States	Sell	1.000	12/20/12	3.813	USD 2,500,000	7,450	2,129	5,321
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	9.262	USD 2,000,000	3,986	(24,373)	28,359
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	10.100	USD 1,000,000	(317)	(9,680)	9,363
Citigroup, Inc.	United Mexican States	Sell	1.000	06/20/16	11.511	USD 9,100,000	(53,370)	—	(53,370)
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	9.262	USD 1,000,000	1,993	(12,186)	14,179

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(5)	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/16	11.101	USD 6,800,000	$(27,328)	$(36,600)	$9,272
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/16	11.511	USD 9,400,000	(55,129)	17,457	(72,586)
Goldman Sachs & Co.	United Mexican States	Sell	1.000	12/20/12	3.813	USD 12,500,000	37,249	12,423	24,826
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	12/20/12	3.813	USD 16,300,000	48,573	15,427	33,146
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	2.904	EUR 13,700,000	(22,384)	(124,990)	102,606
Credit Suisse First Boston	Wells Fargo & Co.	Sell	1.000	09/20/13	3.028	USD 17,500,000	150,430	(31,719)	182,149
							$(1,147,255)	$(2,887,789)	$1,740,534

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(4)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD 80,700,000	$(30,876,181)	$(4,412,446)
			$(30,876,181)	$(4,412,446)

ING PIMCO Total Return Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN 11,100,000	$15,558	$4,767	$10,791
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN 122,400,000	88,810	(55,616)	144,426
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN 23,500,000	261,825	—	261,825

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN 30,300,000	$42,467	$11,439	$31,028
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN 100,600,000	72,992	(28,409)	101,401
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN 18,000,000	25,233	8,628	16,605
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN 48,000,000	34,827	(22,433)	57,260
Receive a fixed rate equal to 6.350% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/02/21	MXN 104,100,000	344,093	130,914	213,179
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: UBS Warburg LLC	09/13/17	MXN 10,000,000	7,256	(1,762)	9,018
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750% Counterparty: Morgan Stanley	06/20/42	USD 21,600,000	(1,161,603)	471,477	(1,633,080)
			$(268,542)	$519,005	$(787,547)

ING PIMCO Total Return Bond Portfolio Written Inflation Floors Outstanding on June 30, 2012:

Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount	Premiums Received	Fair Value
Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD 7,800,000	$66,000	$(11,492)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD 7,600,000	66,880	(11,829)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD 7,300,000	94,170	(12,194)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD 2,800,000	21,000	(6,012)
Deutsche Bank AG	CPURNSA Index	218.011	0.000%	10/13/20	USD 7,400,000	72,520	(19,559)
						$320,570	$(61,086)

ING PIMCO Total Return Bond Portfolio Written Options Open on June 30, 2012:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
U.S. Treasury 10-Year Note	USD 131.00	08/24/12	246	$75,198	$(69,187)
U.S. Treasury 10-Year Note	USD 136.00	08/24/12	246	50,813	(46,125)
				$126,011	$(115,312)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on June 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD 21,100,000	$94,950	$(7,790)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD 11,500,000	79,350	(521)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD 115,000,000	1,541,152	(1,265)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD 9,600,000	65,400	(1)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD 31,600,000	781,257	(3)
Put OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Pay	1.350%	08/13/12	USD 18,400,000	39,100	(4,467)
Put OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Pay	1.400%	03/18/13	USD 6,900,000	133,170	(43,044)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD 17,500,000	$94,062	$(793)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.000%	08/13/12	USD 14,600,000	150,015	(593)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD 39,900,000	281,604	(49,911)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD 184,200,000	1,219,188	(8,344)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD 109,400,000	1,167,787	(1,203)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.000%	03/18/13	USD 18,800,000	176,570	(35,741)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD 146,500,000	406,664	(54,088)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.400%	03/18/13	USD 10,400,000	201,760	(64,877)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD 17,800,000	79,655	(806)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD 56,900,000	342,823	(626)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD 60,600,000	371,934	(6)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD 19,400,000	116,885	(2)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.350%	08/13/12	USD 28,900,000	118,129	(7,017)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.500%	05/30/13	USD 9,900,000	74,745	(91,277)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD 54,100,000	252,465	(2,451)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD 68,100,000	944,800	(749)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	11/19/12	USD 62,700,000	236,692	(1,154)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	05/30/13	USD 37,100,000	275,237	(187,500)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD 196,200,000	1,543,054	(20)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD 10,500,000	263,655	(1)
Call OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Receive	1.400%	03/18/13	USD 6,900,000	64,170	(108,615)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.400%	03/18/13	USD 10,400,000	97,240	(163,709)
Total Written Swaptions							$11,213,513	$(836,574)

The following sales commitments were held by the ING PIMCO Total Return Bond Portfolio at June 30, 2012:

Principal Amount	Description	Fair Value
$(16,000,000)	Fannie Mae	$(17,299,130)
(20,000,000)	Fannie Mae	(21,646,880)
(28,000,000)	Fannie Mae	(30,024,795)
(18,000,000)	Fannie Mae	(19,479,379)
(19,000,000)	United States Treasury Bond	(19,175,161)
	Total Sales Commitments Proceeds $(107,643,045)	$(107,625,345)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$74,306
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,790,055
Credit contracts	Upfront payments paid on OTC swap agreements	8,798,882
Interest rate contracts	Upfront payments paid on OTC swap agreements	627,225
Credit contracts	Unrealized appreciation on OTC swap agreements	8,026,407
Interest rate contracts	Unrealized appreciation on OTC swap agreements	845,533
Interest rate contracts	Net Assets — Unrealized appreciation***	953,155
Total Asset Derivatives		$22,115,563
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$9,949,535
Credit contracts	Upfront payments received on OTC swap agreements	4,068,907
Interest rate contracts	Upfront payments received on OTC swap agreements	108,220
Credit contracts	Unrealized depreciation on OTC swap agreements	2,356,949
Interest rate contracts	Unrealized depreciation on OTC swap agreements	1,633,080
Credit contracts	Net Assets — Unrealized depreciation**	1,461,528
Interest rate contracts	Net Assets — Unrealized depreciation**	4,412,446
Interest rate contracts	Written options, at fair value	1,012,972
Total Liability Derivatives		$25,003,637

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(2,216,795)	$—	$(2,216,795)
Foreign exchange contracts	—	19,578,463	—	—	—	19,578,463
Interest rate contracts	198,425	—	9,327,586	24,043,373	5,074,345	38,643,729
Total	$198,425	$19,578,463	$9,327,586	$21,826,578	$5,074,345	$56,005,398

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$10,874,156	$—	$10,874,156
Foreign exchange contracts	—	(15,675,301)	—	—	—	(15,675,301)
Interest rate contracts	(73,692)	—	(5,803,390)	(23,956,339)	477,834	(29,355,587)
Total	$(73,692)	$(15,675,301)	$(5,803,390)	$(13,082,183)	$477,834	$(34,156,732)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.
**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	30.9%
Industrials	12.6%
Health Care	11.4%
Utilities	10.1%
Consumer Discretionary	9.0%
Information Technology	8.4%
Energy	7.5%
Consumer Staples	3.7%
Materials	2.8%
Telecommunication Services	1.3%
Exchange-Traded Funds	0.6%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Consumer Discretionary: 9.0%
441,950	@	Hanesbrands, Inc.	$12,255,273	1.9
140,360		Kohl’s Corp.	6,384,977	1.0
277,560		Rent-A-Center, Inc.	9,364,874	1.4
342,440	@	Sally Beauty Holdings, Inc.	8,814,406	1.4
214,405		Wyndham Worldwide Corp.	11,307,720	1.8
253,121		Other Securities	9,418,479	1.5
			57,545,729	9.0

		Consumer Staples: 3.7%
320,605		Campbell Soup Co.	10,701,795	1.7
150,335		CVS Caremark Corp.	7,025,154	1.1
73,400		Other Securities	5,543,168	0.9
			23,270,117	3.7

		Energy: 7.5%
173,875	@	Ensco PLC	8,166,909	1.3
119,500		National Oilwell Varco, Inc.	7,700,580	1.2
86,950		Noble Energy, Inc.	7,375,099	1.2
1,343,194		Other Securities(a)	24,340,367	3.8
			47,582,955	7.5

		Financials: 30.9%
258,355		Aflac, Inc.	11,003,339	1.7
374,695		Allstate Corp.	13,148,048	2.0
193,770		Ameriprise Financial, Inc.	10,126,420	1.6
422,146		Annaly Capital Management, Inc.	7,083,610	1.1
241,410	@	Aon PLC	11,293,160	1.8
270,022		Axis Capital Holdings Ltd.	8,789,216	1.4
397,840		BioMed Realty Trust, Inc.	7,431,651	1.2

COMMON STOCK: (continued)
		Financials: (continued)
68,729		Boston Properties, Inc.	$7,448,162	1.2
223,000		Capital One Financial Corp.	12,189,180	1.9
448,965	@	CIT Group, Inc.	16,001,113	2.5
238,530		Discover Financial Services	8,248,367	1.3
116,965		Equity Residential	7,293,937	1.1
200,940	@	First Republic Bank	6,751,584	1.1
428,195		Host Hotels & Resorts, Inc.	6,774,045	1.1
527,440		Kimco Realty Corp.	10,037,183	1.6
214,061		Moody’s Corp.	7,823,930	1.2
277,900		Pebblebrook Hotel Trust	6,477,849	1.0
178,635		PNC Financial Services Group, Inc.	10,916,385	1.7
494,147		UnumProvident Corp.	9,453,032	1.5
1,263,700		Other Securities	18,696,998	2.9
			196,987,209	30.9

		Health Care: 11.4%
202,327		Aetna, Inc.	7,844,218	1.2
242,420		Agilent Technologies, Inc.	9,512,561	1.5
445,970	@	CareFusion Corp.	11,452,509	1.8
243,255		Cigna Corp.	10,703,220	1.7
936,420	@	Health Management Associates, Inc.	7,350,897	1.2
118,835		Humana, Inc.	9,202,582	1.4
241,070		Teva Pharmaceutical Industries Ltd. ADR	9,507,801	1.5
93,390	@	Watson Pharmaceuticals, Inc.	6,909,926	1.1
			72,483,714	11.4

		Industrials: 12.6%
246,030		Fluor Corp.	12,139,120	1.9
260,190		IDEX Corp.	10,142,206	1.6
315,820		KBR, Inc.	7,803,912	1.2
1,007,790		Southwest Airlines Co.	9,291,824	1.5
618,590	@	Spirit Aerosystems Holdings, Inc.	14,741,000	2.3
141,035		SPX Corp.	9,212,406	1.5
123,835		Towers Watson & Co.	7,417,717	1.2
212,998		Other Securities	9,139,138	1.4
			79,887,323	12.6

		Information Technology: 8.4%
266,985		Analog Devices, Inc.	10,057,325	1.6
865,184	@	Compuware Corp.	8,037,559	1.3
423,070	@	Rovi Corp.	8,300,633	1.3
234,280	@	Sandisk Corp.	8,546,535	1.3
270,800	@	VeriFone Holdings, Inc.	8,960,772	1.4
291,000		Xilinx, Inc.	9,768,870	1.5
			53,671,694	8.4

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 2.8%
156,560	Mosaic Co/The	$8,573,226	1.4
258,360	Other Securities(a)	8,988,861	1.4
		17,562,087	2.8

	Telecommunication Services: 1.3%
207,060	CenturyTel, Inc.	8,176,799	1.3

	Utilities: 10.1%
324,860	Ameren Corp.	10,895,804	1.7
192,510	American Electric Power Co., Inc.	7,681,149	1.2
362,505	CMS Energy Corp.	8,518,868	1.3
126,960	Consolidated Edison, Inc.	7,895,643	1.3
248,220	Northeast Utilities	9,633,418	1.5
129,140	Pinnacle West Capital Corp.	6,681,704	1.0
254,150	PPL Corp.	7,067,911	1.1
231,222	Other Securities	6,082,540	1.0
		64,457,037	10.1
	Total Common Stock
	(Cost $607,128,112)	621,624,664	97.7

EXCHANGE-TRADED FUNDS: 0.6%
83,150	Other Securities	3,722,626	0.6
	Total Exchange-Traded Funds
	(Cost $3,851,098)	3,722,626	0.6
	Total Long-Term Investments
	(Cost $610,979,210)	625,347,290	98.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc(1): 1.3%
1,991,490	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,991,521, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $2,031,320, due 05/01/32–06/01/42)	1,991,490	0.3
1,991,490	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,991,523, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $2,031,320, due 07/01/42–02/20/61)	1,991,490	0.3

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,991,490	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,991,519, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $2,031,320, due 04/01/24–06/01/42)	$1,991,490	0.3
1,991,490	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,991,531, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,031,320, due 10/01/14–02/25/44)	1,991,490	0.3
419,259	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $419,266, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $427,644, due 07/01/21–04/01/42)	419,259	0.1
		8,385,219	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
4,422,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $4,422,000)	4,422,000	0.7
	Total Short-Term Investments
	(Cost $12,807,219)	12,807,219	2.0
	Total Investments in Securities (Cost $623,786,429)	$638,154,509	100.3
	Liabilities in Excess of Other Assets	(1,600,604)	(0.3)
	Net Assets	$636,553,905	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $629,128,236.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$40,712,365
Gross Unrealized Depreciation	(31,686,092)
Net Unrealized Appreciation	$9,026,273

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$621,624,664	$–	$–	$621,624,664
Exchange-Traded Funds	3,722,626	–	–	3,722,626
Short-Term Investments	4,422,000	8,385,219	–	12,807,219
Total Investments, at fair value	$629,769,290	$8,385,219	$–	$638,154,509

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Consumer Discretionary	15.2%
Health Care	11.8%
Financials	11.7%
Information Technology	10.8%
Industrials	8.8%
Consumer Staples	7.9%
Energy	6.2%
Telecommunication Services	5.5%
Utilities	2.8%
Materials	2.1%
Assets in Excess of Other Liabilities*	17.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 60.1%
		Consumer Discretionary: 7.7%
1,125,500	@	Delphi Automotive PLC	$28,700,250	0.7
618,980	@	Dollar General Corp.	33,666,322	0.8
1,354,300	@	General Motors Co.	26,706,796	0.7
698,427		Hasbro, Inc.	23,655,723	0.6
691,200		Kohl’s Corp.	31,442,688	0.8
674,864		McGraw-Hill Cos., Inc.	30,368,880	0.7
1,123,800	@	TRW Automotive Holdings Corp.	41,310,888	1.0
1,812,800		Walt Disney Co.	87,920,800	2.2
328,600		Other Securities	9,345,384	0.2
			313,117,731	7.7

		Consumer Staples: 7.7%
2,075,284		General Mills, Inc.	79,981,445	2.0
795,000		Kellogg Co.	39,217,350	1.0
977,434		PepsiCo, Inc.	69,065,487	1.7
434,797		Philip Morris International, Inc.	37,940,386	0.9
1,318,173		Procter & Gamble Co.	80,738,096	2.0
239,900		Other Securities	6,490,196	0.1
			313,432,960	7.7

		Energy: 3.7%
657,451		Spectra Energy Corp.	19,105,526	0.5
1,489,000	@	Weatherford International Ltd.	18,806,070	0.4
1,644,600		Williams Cos., Inc.	47,397,372	1.2
1,813,558		Other Securities	67,031,335	1.6
			152,340,303	3.7

		Financials: 7.5%
245,800		Blackrock, Inc.	41,741,756	1.0
2,864,069	@	Invesco Ltd.	64,727,960	1.6

COMMON STOCK: (continued)
		Financials: (continued)
2,081,410		JPMorgan Chase & Co.	$74,368,779	1.8
546,500		Northern Trust Corp.	25,149,930	0.6
2,357,500		TD Ameritrade Holding Corp.	40,077,500	1.0
1,389,000		US Bancorp.	44,670,240	1.1
702,800		Other Securities	14,786,912	0.4
			305,523,077	7.5

		Health Care: 11.4%
760,600		AmerisourceBergen Corp.	29,929,610	0.7
418,600		Covidien PLC	22,395,100	0.6
440,100	@	Laboratory Corp. of America Holdings	40,757,661	1.0
6,163,737		Pfizer, Inc.	141,765,951	3.5
915,900		Quest Diagnostics	54,862,410	1.3
2,917,068		Thermo Fisher Scientific, Inc.	151,425,000	3.7
345,002		Other Securities	24,839,125	0.6
			465,974,857	11.4

		Industrials: 7.2%
1,496,600		CSX Corp.	33,463,976	0.8
2,360,891		Danaher Corp.	122,955,203	3.0
1,350,275		United Technologies Corp.	101,986,271	2.5
723,632		Other Securities	33,844,099	0.9
			292,249,549	7.2

		Information Technology: 9.0%
152,000	@	Apple, Inc.	88,768,000	2.2
818,957	@	Fiserv, Inc.	59,145,074	1.5
70,100	@	Google, Inc. — Class A	40,662,907	1.0
1,279,200		Oracle Corp.	37,992,240	0.9
1,939,560	@	TE Connectivity Ltd.	61,891,360	1.5
1,001,920		Texas Instruments, Inc.	28,745,085	0.7
1,963,600		Other Securities	48,703,745	1.2
			365,908,411	9.0

		Materials: 2.1%
1,540,190	@	Crown Holdings, Inc.	53,121,153	1.3
463,800	L	Potash Corp. of Saskatchewan	20,263,422	0.5
300,300		Other Securities	12,327,315	0.3
			85,711,890	2.1

		Telecommunication Services: 2.0%
2,339,800		AT&T, Inc.	83,437,268	2.0

		Utilities: 1.8%
803,200		Edison International	37,107,840	0.9
1,114,490		Other Securities	34,261,907	0.9
			71,369,747	1.8
		Total Common Stock
		(Cost $2,195,155,841)	2,449,065,793	60.1

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 2.0%
		Consumer Discretionary: 0.7%
354,700	@, L	General Motors Co.	$11,776,040	0.3
303,700		Other Securities	15,336,850	0.4
			27,112,890	0.7

		Consumer Staples: 0.1%
42	#, @	HJ Heinz Finance Co.	4,517,625	0.1

		Financials: 0.7%
374,000	@	Affiliated Managers Group, Inc.	18,466,250	0.4
371,000	@, P	US Bancorp	10,357,180	0.3
164		Other Securities	598,598	0.0
			29,422,028	0.7

		Utilities: 0.5%
348,850	@	PPL Corp.	18,653,010	0.4
160,000		Other Securities	4,076,800	0.1
			22,729,810	0.5
		Total Preferred Stock
		(Cost $99,594,542)	83,782,353	2.0

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 20.7%
		Consumer Discretionary: 6.8%
78,233,136		Dunkin Brands, Inc. — TL, 4.000%, 11/23/17	77,279,396	1.9
27,118,156		Federal Mogul Corp., 2.188%, 12/29/14	25,869,582	0.6
2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,090,125	0.1
3,250,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	3,485,625	0.1
2,375,000	#, L	Sirius XM Radio, Inc., 9.750%, 09/01/15	2,529,375	0.1
EUR 2,000,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	2,644,900	0.1
1,300,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	1,384,500	0.0
35,782,039		Univision Communications, Inc., 4.495%, 03/31/17	33,802,863	0.8
825,000	#	Univision Communications, Inc., 7.875%, 11/01/20	886,875	0.0
EUR 4,010,000	#	UPC Germany GmbH, 8.125%, 12/01/17	5,455,264	0.1
120,453,511		Other Securities(a)	123,079,013	3.0
			279,507,518	6.8

CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: 0.1%
3,000,000		Other Securities	$3,189,375	0.1

		Energy: 2.5%
18,835,000		Consol Energy, Inc., 8.000%–8.250%, 04/01/17–04/01/20	19,661,988	0.5
18,800,000		EQT Corp., 4.875%, 11/15/21	19,253,324	0.5
3,645,000		EQT Corp., 8.125%, 06/01/19	4,377,266	0.1
2,500,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 6.875%, 05/01/19	2,615,625	0.1
1,125,000	#	Laredo Petroleum, Inc., 7.375%, 05/01/22	1,172,812	0.0
5,000,000	#	Peabody Energy Corp., 6.000%, 11/15/18	5,000,000	0.1
1,900,000	#	SM Energy Co., 6.500%, 01/01/23	1,916,625	0.0
42,332,000		Other Securities(a)	47,556,335	1.2
			101,553,975	2.5

		Financials: 3.5%
1,125,000	#, L	CIT Group, Inc., 5.250%, 04/01/14	1,170,000	0.0
1,650,000	#	CNH Capital LLC, 6.250%, 11/01/16	1,773,750	0.0
26,410,000		Ford Motor Credit Co. LLC, 2.750%–7.000%, 10/01/13–05/15/18	27,479,839	0.7
14,435,000	#	International Lease Finance Corp., 6.500%, 09/01/14	15,301,100	0.4
5,475,000	#	International Lease Finance Corp., 6.750%, 09/01/16	5,913,000	0.2
8,985,000	#	International Lease Finance Corp., 7.125%, 09/01/18	9,950,888	0.2
3,355,000	#	Legg Mason, Inc., 5.500%, 05/21/19	3,399,397	0.1
4,170,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	4,253,400	0.1
70,586,750		Other Securities	72,408,943	1.8
			141,650,317	3.5

		Health Care: 0.4%
1,750,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,828,750	0.1
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,043,750	0.0
14,485,141		Other Securities	14,471,568	0.3
			17,344,068	0.4

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrials: 1.6%
2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	$2,323,125	0.1
57,033,886		Other Securities	61,551,965	1.5
			63,875,090	1.6

		Information Technology: 1.8%
12,010,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17	13,075,887	0.3
30,012,643		First Data Corp., 5.245%, 03/24/17	28,633,952	0.7
6,225,000	#	First Data Corp., 7.375%, 06/15/19	6,380,625	0.2
23,197,500		Other Securities	25,301,969	0.6
			73,392,433	1.8

		Materials: 0.0%
1,325,000		Other Securities	1,470,750	0.0

		Telecommunication Services: 3.5%
22,115,875		Crown Castle Operating Co., 4.000%, 01/31/19	21,793,757	0.5
43,787,009		Intelsat Jackson Holdings Ltd., 5.250%, 04/03/18	43,649,956	1.1
CHF 1,520,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	1,657,483	0.0
15,870,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	17,774,400	0.5
1,060,000	#	Sprint Nextel Corp., 11.500%, 11/15/21	1,184,550	0.0
7,985,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	8,384,250	0.2
7,125,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	7,303,125	0.2
39,478,000		Other Securities(a)	40,883,543	1.0
			142,631,064	3.5

		Utilities: 0.5%
7,875,000	#	Calpine Construction Finance Co. L.P., 8.000%, 06/01/16	8,544,375	0.2
3,150,000	#	Calpine Corp., 7.500%, 02/15/21	3,417,750	0.1
6,965,000		Other Securities	7,780,976	0.2
			19,743,101	0.5
		Total Corporate Bonds/Notes
		(Cost $813,083,375)	844,357,691	20.7
		Total Long-Term Investments
		(Cost $3,107,833,758)	3,377,205,837	82.8

SHORT-TERM INVESTMENTS: 17.5%
		Securities Lending Collateralcc(1): 0.5%
4,814,920		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $4,815,011, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–6.000%, Market Value plus accrued interest $4,911,218, due 04/20/61–05/15/42)	$4,814,920	0.1
4,814,920		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $4,814,999, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $4,911,218, due 07/01/42–02/20/61)	4,814,920	0.1
4,814,920		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $4,814,979, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $4,911,223, due 06/15/15)	4,814,920	0.1
4,814,920		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $4,815,019, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $4,911,218, due 10/01/14–02/25/44)	4,814,920	0.1

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,013,667	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,013,684, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $1,033,940, due 07/01/21–04/01/42)	$1,013,667	0.1
		20,273,347	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 17.0%
691,496,682	T. Rowe Price Reserve Investment Fund
	(Cost $691,496,682)	691,496,682	17.0
	Total Short-Term Investments
	(Cost $711,770,029)	711,770,029	17.5
	Total Investments in Securities (Cost $3,819,603,787)	$4,088,975,866	100.3

	Liabilities in Excess of Other Assets	(11,234,381)	(0.3)
	Net Assets	$4,077,741,485	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
CHF	Swiss Franc
EUR	EU Euro
Cost for federal income tax purposes is $3,821,386,903.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$340,516,286
Gross Unrealized Depreciation	(72,927,323)
Net Unrealized Appreciation	$267,588,963

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$2,449,065,793	$—	$—	$2,449,065,793
Preferred Stock	16,520,320	67,262,033	—	83,782,353
Corporate Bonds/Notes	—	844,357,691	—	844,357,691
Short-Term Investments	691,496,682	20,273,347	—	711,770,029
Total Investments, at fair value	$3,157,082,795	$931,893,071	$—	$4,088,975,866
Liabilities Table
Other Financial Instruments+
Written Options	$(23,229,043)	$—	$—	$(23,229,043)
Total Liabilities	$(23,229,043)	$—	$—	$(23,229,043)

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on June 30, 2012:

Exchange-Traded Options
Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Accenture PLC	65.00	01/19/13	1,777	$690,290	$(293,205)
AT&T, Inc.	30.00	01/19/13	6,550	989,350	(3,674,550)
AT&T, Inc.	32.00	01/19/13	7,878	571,342	(2,914,860)
AT&T, Inc.	34.00	01/19/13	4,485	586,759	(964,275)
AT&T, Inc.	35.00	01/19/13	4,485	407,405	(672,750)
Cisco Systems, Inc.	17.50	01/19/13	3,805	357,662	(437,575)
Cisco Systems, Inc.	22.00	01/19/13	3,694	310,658	(44,328)
Covidien PLC	50.00	07/21/12	3,567	663,472	(1,248,450)
Dell, Inc.	17.50	01/19/13	6,391	824,423	(63,910)
EOG Resources, Inc.	110.00	01/19/13	158	146,463	(42,660)
EOG Resources, Inc.	115.00	01/19/13	158	115,653	(29,467)
Express Scripts, Inc.	60.00	01/19/13	49	14,651	(12,593)
Ingersoll-Rand PLC	40.00	01/19/13	2,744	879,932	(1,426,880)
JPMorgan Chase & Co.	45.00	09/22/12	1,643	299,315	(16,430)
JPMorgan Chase & Co.	46.00	09/22/12	1,643	233,876	(13,144)
JPMorgan Chase & Co.	50.00	01/19/13	6,482	1,242,486	(97,230)
Kohl’s Corp.	45.00	10/20/12	618	184,040	(177,675)
Kohl’s Corp.	47.00	10/20/12	618	128,359	(114,330)
Kohl’s Corp.	48.00	10/20/12	618	103,577	(88,065)
Kohl’s Corp.	52.50	01/19/13	1,242	233,869	(111,780)
Kohl’s Corp.	55.00	10/20/12	1,662	208,386	(20,775)
Kohl’s Corp.	55.00	01/19/13	1,242	345,649	(62,100)
Microsoft Corp.	30.00	01/19/13	3,576	532,813	(797,448)
PepsiCo, Inc.	70.00	01/19/13	473	117,864	(132,913)
PepsiCo, Inc.	72.50	01/19/13	468	77,246	(72,072)
Pfizer, Inc.	22.50	01/20/13	32,616	3,955,063	(4,207,464)
Pfizer, Inc.	24.00	01/19/13	11,792	806,228	(624,976)
Philip Morris International, Inc.	85.00	01/19/13	797	196,201	(462,260)
Philip Morris International, Inc.	90.00	01/19/13	798	102,323	(232,218)
Procter & Gamble Co.	70.00	01/19/13	548	98,731	(18,632)
Schlumberger Ltd.	75.00	01/19/13	1,789	1,428,821	(381,057)
Texas Instruments, Inc.	40.00	01/19/13	1,803	153,306	(6,311)
Walt Disney Co.	45.00	10/20/12	1,424	288,083	(662,160)
Walt Disney Co.	45.00	01/19/13	1,454	365,876	(796,792)
Walt Disney Co.	46.00	10/20/12	1,424	218,778	(562,480)
Walt Disney Co.	46.00	01/19/13	1,454	320,033	(686,288)
Walt Disney Co.	47.00	10/20/12	1,424	164,226	(462,800)
Walt Disney Co.	47.00	01/19/13	1,454	261,380	(596,140)
				$18,624,589	$(23,229,043)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$23,229,043
Total Liability Derivatives		$23,229,043

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$8,565,365
Total	$8,565,365

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(9,573,008)
Total	$(9,573,008)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	19.9%
Industrials	13.7%
Energy	12.9%
Consumer Discretionary	12.2%
Health Care	7.3%
Consumer Staples	7.3%
Information Technology	7.0%
Utilities	6.9%
Materials	5.3%
Telecommunication Services	4.3%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 96.2%
	Consumer Discretionary: 11.6%
269,700	Kohl’s Corp.	$12,268,653	0.9
425,100	Mattel, Inc.	13,790,244	1.0
270,800	McGraw-Hill Cos., Inc.	12,186,000	0.8
527,066	Time Warner, Inc.	20,292,041	1.4
387,700	Walt Disney Co.	18,803,450	1.3
218,300	Whirlpool Corp.	13,351,228	0.9
3,376,219	Other Securities	76,832,161	5.3
		167,523,777	11.6

	Consumer Staples: 7.3%
367,100	Campbell Soup Co.	12,253,798	0.9
208,500	Clorox Co.	15,107,910	1.1
196,600	Kimberly-Clark Corp.	16,469,182	1.1
191,700	PepsiCo, Inc.	13,545,522	0.9
1,625,500	Other Securities	47,759,531	3.3
		105,135,943	7.3

	Energy: 12.9%
204,700	Anadarko Petroleum Corp.	13,551,140	1.0
371,890	Chevron Corp.	39,234,395	2.7
384,424	ExxonMobil Corp.	32,895,162	2.3
296,800	Murphy Oil Corp.	14,926,072	1.0
368,900	Royal Dutch Shell PLC — Class A ADR	24,874,927	1.7
197,600	Schlumberger Ltd.	12,826,216	0.9
1,284,574	Other Securities	47,174,514	3.3
		185,482,426	12.9

	Financials: 19.9%
510,100	Allstate Corp.	17,899,409	1.2
453,100	American Express Co.	26,374,951	1.8
1,669,919	Bank of America Corp.	13,659,938	0.9

COMMON STOCK: (continued)
	Financials: (continued)
925,544	JPMorgan Chase & Co.	$33,069,687	2.3
490,600	Marsh & McLennan Cos., Inc.	15,812,038	1.1
276,800	Northern Trust Corp.	12,738,336	0.9
208,900	PNC Financial Services Group, Inc.	12,765,879	0.9
784,700	US Bancorp.	25,235,952	1.8
852,500	Wells Fargo & Co.	28,507,600	2.0
4,556,528	Other Securities	100,290,023	7.0
		286,353,813	19.9

	Health Care: 7.3%
159,600	Amgen, Inc.	11,657,184	0.8
377,500	Bristol-Myers Squibb Co.	13,571,125	0.9
293,700	Johnson & Johnson	19,842,372	1.4
426,400	Merck & Co., Inc.	17,802,200	1.2
787,376	Pfizer, Inc.	18,109,648	1.3
317,600	Thermo Fisher Scientific, Inc.	16,486,616	1.1
132,300	Other Securities	7,924,770	0.6
		105,393,915	7.3

	Industrials: 13.7%
232,400	3M Co.	20,823,040	1.4
172,300	Boeing Co.	12,801,890	0.9
224,800	Cooper Industries PLC	15,326,864	1.1
300,400	Emerson Electric Co.	13,992,632	1.0
2,013,600	General Electric Co.	41,963,424	2.9
284,200	Honeywell International, Inc.	15,869,728	1.1
320,100	Illinois Tool Works, Inc.	16,930,089	1.2
195,200	United Parcel Service, Inc. — Class B	15,373,952	1.1
1,683,950	Other Securities(a)	43,831,485	3.0
		196,913,104	13.7

	Information Technology: 7.0%
340,400	Harris Corp.	14,245,740	1.0
690,800	Microsoft Corp.	21,131,572	1.5
4,284,000	Other Securities(a)	64,557,801	4.5
		99,935,113	7.0

	Materials: 5.3%
563,293	International Paper Co.	16,284,801	1.1
190,000	Monsanto Co.	15,728,200	1.1
359,900	Nucor Corp.	13,640,210	1.0
764,300	Other Securities	30,816,085	2.1
		76,469,296	5.3

	Telecommunication Services: 4.3%
828,503	AT&T, Inc.	29,544,417	2.0
317,450	Verizon Communications, Inc.	14,107,478	1.0
2,546,040	Other Securities	18,607,064	1.3
		62,258,959	4.3

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: 6.9%
237,500	Entergy Corp.	$16,123,875	1.1
381,100	Exelon Corp.	14,336,982	1.0
644,400	NiSource, Inc.	15,948,900	1.1
201,500	Progress Energy, Inc.	12,124,255	0.9
1,325,100	Other Securities	40,342,693	2.8
		98,876,705	6.9

	Total Common Stock (Cost $1,237,898,158)	1,384,343,051	96.2

PREFERRED STOCK: 0.6%
	Consumer Discretionary: 0.6%
249,450	Other Securities	8,281,740	0.6

	Total Preferred Stock (Cost $12,600,169)	8,281,740	0.6

	Total Long-Term Investments (Cost $1,250,498,327)	1,392,624,791	96.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc(1): 0.4%
1,405,141	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,405,163, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $1,433,244, due 05/01/32–06/01/42)	1,405,141	0.1
1,405,141	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,405,164, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,433,244, due 07/01/42–02/20/61)	1,405,141	0.1
1,405,141	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,405,162, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $1,433,244, due 04/01/24–06/01/42)	1,405,141	0.1

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,405,141	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,405,170, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,433,244, due 10/01/14–02/25/44)	$1,405,141	0.1
295,817	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $295,822, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $301,733, due 07/01/21–04/01/42)	295,817	0.0
		5,916,381	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
43,280,878	T. Rowe Price Reserve Investment Fund (Cost $43,280,878)	43,280,878	3.0

	Total Short-Term Investments (Cost $49,197,259)	49,197,259	3.4

	Total Investments in Securities (Cost $1,299,695,586)	$1,441,822,050	100.2
	Liabilities in Excess of Other Assets	(3,235,857)	(0.2)
	Net Assets	$1,438,586,193	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $1,313,948,091.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$260,267,498
Gross Unrealized Depreciation	(132,393,539)
Net Unrealized Appreciation	$127,873,959

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$163,330,488	$4,193,289	$—	$167,523,777
Consumer Staples	105,135,943	—	—	105,135,943
Energy	185,482,426	—	—	185,482,426
Financials	286,353,813	—	—	286,353,813
Health Care	105,393,915	—	—	105,393,915
Industrials	196,913,104	—	—	196,913,104
Information Technology	99,935,113	—	—	99,935,113
Materials	76,469,296	—	—	76,469,296
Telecommunication Services	52,462,509	9,796,450	—	62,258,959
Utilities	98,876,705	—	—	98,876,705
Total Common Stock	1,370,353,312	13,989,739	—	1,384,343,051
Preferred Stock	8,281,740	—	—	8,281,740
Short-Term Investments	43,280,878	5,916,381	—	49,197,259
Total Investments, at fair value	$1,421,915,930	$19,906,120	$—	$1,441,822,050

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Geographic Diversification
as of June 30, 2012
(as a percentage of net assets)

United Kingdom	18.9%
Japan	10.4%
China	9.0%
Switzerland	6.6%
France	6.0%
United States	5.8%
Brazil	5.2%
Germany	4.7%
Canada	4.3%
Hong Kong	3.6%
Countries between 0.0%–2.9%ˆ	23.0%
Assets in Excess of Other Liabilities*	2.5%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 22 countries, which each represents 0.0%–2.9% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.4%
		Australia: 2.8%
313,460		Amcor Ltd.	$2,288,287	1.0
318,514		Other Securities	4,171,259	1.8
			6,459,546	2.8

		Belgium: 1.4%
39,489		Anheuser-Busch InBev NV	3,113,369	1.4

		Brazil: 5.2%
254,600		Banco Santander Brasil SA ADR	1,973,150	0.9
175,100		Itau Unibanco Holding S.A.	2,447,128	1.1
1,189,000		Other Securities	7,340,314	3.2
			11,760,592	5.2

		Canada: 4.3%
154,600		Eldorado Gold Corp.	1,904,218	0.8
62,200		Potash Corp. of Saskatchewan	2,717,518	1.2
49,000		Tim Hortons, Inc.	2,583,076	1.2
72,900		Other Securitiess(a)	2,561,852	1.1
			9,766,664	4.3

		China: 9.0%
38,900	@	Baidu.com ADR	4,472,722	2.0
74,800		Tencent Holdings Ltd.	2,208,940	0.9
12,713,100		Other Securities(a)	13,752,640	6.1
			20,434,302	9.0

COMMON STOCK: (continued)
		Denmark: 2.0%
25,416		Carlsberg A/S	$2,006,155	0.9
16,947		Novo-Nordisk A/S	2,457,940	1.1
			4,464,095	2.0

		France: 6.0%
20,055		Air Liquide	2,292,864	1.0
196,319		AXA S.A.	2,624,537	1.2
22,874	L	Pernod-Ricard S.A.	2,445,971	1.1
51,386		Schneider Electric S.A.	2,856,231	1.3
80,308		Other Securities	3,262,607	1.4
			13,482,210	6.0

		Germany: 4.7%
26,081		Brenntag AG	2,886,324	1.3
24,111		Fresenius AG	2,496,404	1.1
30,280		Henkel KGaA — Vorzug	2,011,985	0.9
60,675		Other Securities	3,147,983	1.4
			10,542,696	4.7

		Hong Kong: 3.6%
813,200		AIA Group Ltd.	2,808,841	1.2
577,000		Hang Lung Properties Ltd.	1,973,697	0.9
526,500		Kerry Properties Ltd.	2,265,620	1.0
592,000		Other Securities	1,146,261	0.5
			8,194,419	3.6

		India: 1.2%
103,279		Other Securities(a)	2,639,035	1.2

		Indonesia: 1.1%
2,012,000		Other Securities	2,504,125	1.1

		Ireland: 0.8%
30,900		Accenture PLC	1,856,781	0.8

		Italy: 0.5%
161,100		Other Securities(a)	1,087,084	0.5

		Japan: 10.4%
68,800		Honda Motor Co., Ltd.	2,400,814	1.1
2,495		Jupiter Telecommunications Co.	2,543,848	1.1
142,700		Mitsui & Co., Ltd.	2,120,501	0.9
123,000		Mitsui Fudosan Co., Ltd.	2,386,549	1.1
77,300		Softbank Corp.	2,877,390	1.3
158,000		Sony Financial Holdings, Inc.	2,578,828	1.1
48,900		Tokyo Electron Ltd.	2,293,161	1.0
129,617		Other Securities	6,352,614	2.8
			23,553,705	10.4

		Luxembourg: 0.0%
8,633		Other Securities	2,320	0.0

		Malaysia: 0.6%
563,400		Other Securities	1,350,131	0.6

		Mexico: 0.4%
36,950		Other Securities	846,372	0.4

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Netherlands: 2.1%
89,489		Royal Dutch Shell PLC — Class B	$3,125,281	1.4
29,915		Other Securities	1,536,321	0.7
			4,661,602	2.1

		Norway: 0.8%
90,126		Other Securities	1,783,603	0.8

		Portugal: 0.6%
74,940		Other Securities	1,266,997	0.6

		Russia: 1.2%
195,586		Other Securities	2,808,132	1.2

		Singapore: 0.6%
969,000		Other Securities	1,467,735	0.6

		South Korea: 2.3%
3,226		Samsung Electronics Co., Ltd.	3,416,294	1.5
7,242		Other Securities	1,755,433	0.8
			5,171,727	2.3

		Spain: 0.5%
79,992		Other Securities	1,052,972	0.5

		Sweden: 1.2%
115,183		Other Securities	2,757,374	1.2

		Switzerland: 6.6%
58,913		Cie Financiere Richemont SA	3,234,901	1.4
139,464	@	Credit Suisse Group	2,551,779	1.1
18,141		Kuehne & Nagel International AG	1,921,915	0.9
165,672		Other Securities	7,267,127	3.2
			14,975,722	6.6

		Taiwan: 1.1%
920,000		Other Securities	2,421,236	1.1

		Turkey: 1.0%
347,779		Other Securities	2,388,996	1.0

		United Arab Emirates: 0.8%
162,708		Other Securities	1,735,446	0.8

		United Kingdom: 18.9%
108,295		BG Group PLC	2,216,952	1.0
76,800		BHP Billiton PLC	2,182,837	1.0
204,419		British Sky Broadcasting PLC	2,228,549	1.0
206,090		Capita Group PLC	2,117,698	0.9
262,535		Compass Group PLC	2,755,830	1.2
190,806		Experian Group Ltd.	2,691,914	1.2
125,055		GlaxoSmithKline PLC	2,840,497	1.3
48,964		Intertek Group PLC	2,051,383	0.9
212,006	@	Rolls-Royce Holdings PLC	2,857,356	1.3
136,411		Standard Chartered PLC	2,963,247	1.3
92,569		Tullow Oil PLC	2,139,502	0.9

COMMON STOCK: (continued)
		United Kingdom: (continued)
363,151		WPP PLC	$4,408,551	1.9
25,058,869		Other Securities	11,318,525	5.0
			42,772,841	18.9

		United States: 5.7%
81,600		Carnival Corp.	2,796,432	1.2
61,100	@	Liberty Global, Inc.	3,032,393	1.4
3,500	@	Priceline.com, Inc.	2,325,820	1.0
34,200		Schlumberger Ltd.	2,219,922	1.0
121,165		Other Securities	2,470,485	1.1
			12,845,052	5.7

		Total Common Stock (Cost $234,786,039)	220,166,881	97.4

PREFERRED STOCK: 0.1%
		United States: 0.1%
3,895		Other Securities	128,227	0.1

		Total Preferred Stock (Cost $128,227)	128,227	0.1

		Total Long-Term Investments (Cost $234,914,266)	220,295,108	97.5

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.7%
	Securities Lending Collateralcc(1): 2.8%
1,519,188	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,519,212, collateralized by various U.S. Government Agency Obligations, 3.500%–5.500%, Market Value plus accrued interest $1,549,572, due 05/01/32–06/01/42)	1,519,188	0.7
1,519,188	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,519,213, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,549,572, due 07/01/42–02/20/61)	1,519,188	0.7

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,519,188	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,519,210, collateralized by various U.S. Government Agency Obligations, 2.202%–5.000%, Market Value plus accrued interest $1,549,572, due 04/01/24–06/01/42)	$1,519,188	0.6
1,519,188	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,519,219, collateralized by various U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,549,572, due 10/01/14–02/25/44)	1,519,188	0.7
319,827	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $319,832, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $326,224, due 07/01/21–04/01/42)	319,827	0.1
		6,396,579	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
4,174,652	T. Rowe Price Reserve Investment Fund (Cost $4,174,652)	4,174,652	1.9

	Total Short-Term Investments (Cost $10,571,231)	10,571,231	4.7

	Total Investments in Securities (Cost $245,485,497)	$230,866,339	102.2
	Liabilities in Excess of Other Assets	(4,932,420)	(2.2)
	Net Assets	$225,933,919	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $247,301,677.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$13,116,844
Gross Unrealized Depreciation	(29,552,182)
Net Unrealized Depreciation	$(16,435,338)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	21.6%
Consumer Staples	10.8
Energy	7.5
Financials	18.8
Health Care	5.0
Industrials	13.9
Information Technology	9.7
Materials	6.9
Telecommunication Services	3.3
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$6,459,546	$—	$6,459,546
Belgium	—	3,113,369	—	3,113,369
Brazil	11,760,592	—	—	11,760,592
Canada	9,766,664	—	—	9,766,664
China	7,070,212	13,364,090	—	20,434,302
Denmark	—	4,464,095	—	4,464,095
France	—	13,482,210	—	13,482,210
Germany	—	10,542,696	—	10,542,696
Hong Kong	—	8,194,419	—	8,194,419
India	1,216,620	1,422,415	—	2,639,035
Indonesia	1,779,798	724,327	—	2,504,125
Ireland	1,856,781	—	—	1,856,781
Italy	—	1,087,084	—	1,087,084
Japan	2,543,848	21,009,857	—	23,553,705
Luxembourg	—	2,320	—	2,320
Malaysia	—	1,350,131	—	1,350,131
Mexico	—	846,372	—	846,372
Netherlands	—	4,661,602	—	4,661,602
Norway	—	1,783,603	—	1,783,603
Portugal	—	1,266,997	—	1,266,997
Russia	1,476,975	1,331,157	—	2,808,132
Singapore	—	1,467,735	—	1,467,735
South Korea	—	5,171,727	—	5,171,727
Spain	—	1,052,972	—	1,052,972
Sweden	—	2,757,374	—	2,757,374
Switzerland	—	14,975,722	—	14,975,722
Taiwan	—	2,421,236	—	2,421,236
Turkey	—	2,388,996	—	2,388,996
United Arab Emirates	—	1,735,446	—	1,735,446
United Kingdom	—	42,772,841	—	42,772,841
United States	12,279,965	—	565,087	12,845,052
Total Common Stock	49,751,455	169,850,339	565,087	220,166,881
Preferred Stock	—	128,227	—	128,227
Short-Term Investments	4,174,652	6,396,579	—	10,571,231
Total Investments, at fair value	$53,926,107	$176,375,145	$565,087	$230,866,339

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

For the six months ended June 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2012, securities valued at $2,614,530 were transferred from Level 2 to Level 1 within the fair value hierarchy.

See Accompanying Notes to Financial Statements

Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
ING Investments Distributor LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT1AISS2 (0612-082412)

Semi-Annual Report

June 30, 2012

Classes ADV, I, S and S2

ING Investors Trust

■	ING BlackRock Large Cap Growth Portfolio

■	ING Clarion Real Estate Portfolio

■	ING Franklin Income Portfolio

■	ING Franklin Mutual Shares Portfolio

■	ING JPMorgan Small Cap Core Equity Portfolio

■	ING Large Cap Growth Portfolio

■	ING Large Cap Value Portfolio

■	ING Limited Maturity Bond Portfolio

■	ING PIMCO High Yield Portfolio

■	ING Pioneer Fund Portfolio

■	ING Templeton Global Growth Portfolio

■	ING U.S. Stock Index Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these “risk-on” and “risk-off” periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing (“QE”), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks’ excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it’s quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 27, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region’s index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product (“GDP”) growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its “Operation Twist” program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone’s enduring sovereign debt crisis continued to move markets the most. The European Central Bank’s €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations (“LTRO”) was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another “summit” meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone’s deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs’ recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan’s newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.’s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital Mortgage-Backed Securities Index	An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
ING BlackRock Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,107.00	1.41%	$7.39	$1,000.00	$1,017.85	1.41%	$7.07
Class I	1,000.00	1,110.20	0.81	4.25	1,000.00	1,020.84	0.81	4.07
Class S	1,000.00	1,108.70	1.04	5.45	1,000.00	1,019.69	1.04	5.22
Class S2	1,000.00	1,107.90	1.21	6.34	1,000.00	1,018.85	1.21	6.07
ING Clarion Real Estate Portfolio
Class ADV	$1,000.00	$1,136.00	1.21%	$6.43	$1,000.00	$1,018.85	1.21%	$6.07
Class I	1,000.00	1,139.30	0.61	3.24	1,000.00	1,021.83	0.61	3.07
Class S	1,000.00	1,137.50	0.86	4.57	1,000.00	1,020.59	0.86	4.32
Class S2	1,000.00	1,136.90	1.01	5.37	1,000.00	1,019.84	1.01	5.07
ING Franklin Income Portfolio
Class ADV	$1,000.00	$1,058.60	1.37%	$7.01	$1,000.00	$1,018.05	1.37%	$6.87
Class I	1,000.00	1,062.40	0.77	3.95	1,000.00	1,021.03	0.77	3.87
Class S	1,000.00	1,061.80	1.02	5.23	1,000.00	1,019.79	1.02	5.12
Class S2	1,000.00	1,060.90	1.17	6.00	1,000.00	1,019.05	1.17	5.87

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
ING Franklin Mutual Shares Portfolio
Class ADV	$1,000.00	$1,054.10	1.39%	$7.10	$1,000.00	$1,017.95	1.39%	$6.97
Class I	1,000.00	1,058.30	0.79	4.04	1,000.00	1,020.93	0.79	3.97
Class S	1,000.00	1,057.10	1.04	5.32	1,000.00	1,019.69	1.04	5.22
ING JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$1,089.30	1.48%	$7.69	$1,000.00	$1,017.50	1.48%	$7.42
Class I	1,000.00	1,092.90	0.88	4.58	1,000.00	1,020.49	0.88	4.42
Class S	1,000.00	1,091.30	1.13	5.88	1,000.00	1,019.24	1.13	5.67
Class S2	1,000.00	1,090.50	1.28	6.65	1,000.00	1,018.50	1.28	6.42
ING Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,112.80	1.20%	$6.30	$1,000.00	$1,018.90	1.20%	$6.02
Class I	1,000.00	1,115.60	0.60	3.16	1,000.00	1,021.88	0.60	3.02
Class S	1,000.00	1,114.60	0.85	4.47	1,000.00	1,020.64	0.85	4.27
Class S2	1,000.00	1,114.10	1.00	5.26	1,000.00	1,019.89	1.00	5.02
ING Large Cap Value Portfolio
Class ADV	$1,000.00	$1,059.80	1.29%	$6.61	$1,000.00	$1,018.45	1.29%	$6.47
Class I	1,000.00	1,063.00	0.69	3.54	1,000.00	1,021.43	0.69	3.47
Class S	1,000.00	1,061.10	0.94	4.82	1,000.00	1,020.19	0.94	4.72
ING Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$1,005.10	0.88%	$4.39	$1,000.00	$1,020.49	0.88%	$4.42
Class I	1,000.00	1,007.90	0.28	1.40	1,000.00	1,023.47	0.28	1.41
Class S	1,000.00	1,006.90	0.53	2.64	1,000.00	1,022.23	0.53	2.66
ING PIMCO High Yield Portfolio
Class ADV	$1,000.00	$1,063.00	1.10%	$5.64	$1,000.00	$1,019.39	1.10%	$5.52
Class I	1,000.00	1,066.10	0.50	2.57	1,000.00	1,022.38	0.50	2.51
Class S	1,000.00	1,064.80	0.75	3.85	1,000.00	1,021.13	0.75	3.77
Class S2	1,000.00	1,064.00	0.90	4.62	1,000.00	1,020.39	0.90	4.52
ING Pioneer Fund Portfolio
Class ADV	$1,000.00	$1,045.90	1.33%	$6.77	$1,000.00	$1,018.25	1.33%	$6.67
Class I	1,000.00	1,048.60	0.73	3.72	1,000.00	1,021.23	0.73	3.67
Class S	1,000.00	1,047.60	0.98	4.99	1,000.00	1,019.99	0.98	4.92
ING Templeton Global Growth Portfolio
Class ADV	$1,000.00	$1,050.40	1.51%	$7.70	$1,000.00	$1,017.35	1.51%	$7.57
Class I	1,000.00	1,055.50	0.91	4.65	1,000.00	1,020.34	0.91	4.57
Class S	1,000.00	1,054.40	1.16	5.93	1,000.00	1,019.10	1.16	5.82
Class S2	1,000.00	1,052.80	1.31	6.69	1,000.00	1,018.35	1.31	6.57
ING U.S. Stock Index Portfolio
Class ADV	$1,000.00	$1,090.90	0.79%	$4.11	$1,000.00	$1,020.93	0.79%	$3.97
Class I	1,000.00	1,094.10	0.26	1.35	1,000.00	1,023.57	0.26	1.31
Class S	1,000.00	1,092.70	0.50	2.60	1,000.00	1,022.38	0.50	2.51
Class S2	1,000.00	1,091.20	0.66	3.43	1,000.00	1,021.58	0.66	3.32

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio	ING Clarion Real Estate Portfolio	ING Franklin Income Portfolio	ING Franklin Mutual Shares Portfolio
ASSETS:
Investments in securities at fair value+*	$337,809,705	$664,372,738	$764,014,754	$412,034,414
Short-term investments at fair value**	9,932,302	7,802,118	29,279,866	6,998,501
Short-term investments at amortized cost	—	—	3,525,000	17,299,777

Total Investments at fair value	$347,742,007	$672,174,856	$796,819,620	$436,332,692

Cash	—	—	26,869,738	67,061
Foreign currencies at value***	14,357	—	113,432	4,500,124
Receivables:
Investments securities sold	18,412,056	926,387	—	3,563,216
Fund shares sold	72,980	262,655	577,704	58,649
Dividends	254,704	1,641,486	1,060,637	847,264
Interest	—	—	7,933,936	319,442
Foreign tax reclaims	—	—	257,250	246,136
Unrealized appreciation on forward foreign currency contracts	—	—	—	1,396,248
Prepaid expenses	—	2,913	4,163	—
Reimbursement due from manager	—	101,181	—	—

Total assets	366,496,104	675,109,478	833,636,480	447,330,832

LIABILITIES:
Payable for investment securities purchased	16,640,076	3,681,621	1,972,920	1,808,250
Payable for fund shares redeemed	207,307	2,389,438	42,865	41,721
Payable upon receipt of securities loaned	3,439,385	—	29,279,866	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	223,574
Payable to affiliates	258,272	551,998	584,594	315,443
Payable for trustee fees	—	3,093	4,018	—
Other accrued expenses and liabilities	—	83,906	75,767	—

Total liabilities	20,545,040	6,710,056	31,960,030	2,388,988

NET ASSETS	$345,951,064	$668,399,422	$801,676,450	$444,941,844

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$364,326,974	$821,841,010	$826,455,902	$506,997,156
Undistributed net investment income	3,681,558	10,530,504	71,233,778	9,376,031
Accumulated net realized loss	(50,416,467)	(335,158,663)	(56,321,908)	(86,707,392)
Net unrealized appreciation (depreciation)	28,358,999	171,186,571	(39,691,322)	15,276,049

NET ASSETS	$345,951,064	$668,399,422	$801,676,450	$444,941,844

+ Including securities loaned at value	$3,344,348	$—	$28,451,759	$—
* Cost of investments in securities	$309,451,471	$493,186,167	$803,697,944	$397,811,784
** Cost of short-term investments	$9,932,302	$7,802,118	$29,279,866	$6,998,501
*** Cost of foreign currencies	$13,592	$—	$111,911	$4,594,135

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING BlackRock Large Cap Growth Portfolio	ING Clarion Real Estate Portfolio	ING Franklin Income Portfolio	ING Franklin Mutual Shares Portfolio
Class ADV
Net assets	$9,406,465	$40,027,401	$23,113,474	$6,531,936
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	909,141	1,536,211	2,286,312	817,514
Net asset value and redemption price per share	$10.35	$26.06	$10.11	$7.99
Class I
Net assets	$172,053,876	$112,451,225	$265,321,660	$255,275,038
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,105,478	4,152,993	25,554,080	31,252,446
Net asset value and redemption price per share	$10.68	$27.08	$10.38	$8.17
Class S
Net assets	$157,490,041	$490,004,216	$503,759,015	$183,134,870
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,839,815	18,165,663	48,858,692	22,503,559
Net asset value and redemption price per share	$10.61	$26.97	$10.31	$8.14
Class S2
Net assets	$7,000,682	$25,916,580	$9,482,301	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	668,710	966,264	922,425	n/a
Net asset value and redemption price per share	$10.47	$26.82	$10.28	n/a

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING JPMorgan Small Cap Core Equity Portfolio	ING Large Cap Growth Portfolio	ING Large Cap Value Portfolio	ING Limited Maturity Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$420,947,418	$1,354,019,077	$327,061,751	$332,031,225
Short-term investments at fair value**	36,888,688	34,369,000	10,068,579	12,225,716

Total Investments at fair value	$457,836,106	$1,388,388,077	$337,130,330	$344,256,941

Cash	209,796	70	21,810	6,610
Cash collateral for futures	108,100	—	—	578,486
Foreign currencies at value***	—	—	924,119	—
Receivables:
Investments securities sold	4,242,209	—	—	141
Fund shares sold	330,769	22,134,859	99,956	903,608
Dividends	418,775	1,039,221	687,787	1,026
Interest	375	—	—	1,012,436
Upfront payments paid on OTC swap agreements	—	—	—	49,498
Prepaid expenses	—	4,871	1,477	—
Reimbursement due from manager	—	98,813	28,393	—

Total assets	463,146,130	1,411,665,911	338,893,872	346,808,746

LIABILITIES:
Payable for investment securities purchased	2,827,173	28,841,550	—	1,224,978
Payable for fund shares redeemed	588,113	613,606	280,968	282,704
Payable upon receipt of securities loaned	29,325,361	—	1,816,579	2,096,716
Unrealized depreciation on OTC swap agreements	—	—	—	109,523
Payable to affiliates	378,457	869,429	217,883	120,350
Payable for trustee fees	—	6,266	1,905	—
Other accrued expenses and liabilities	—	27,665	21,982	—

Total liabilities	33,119,104	30,358,516	2,339,317	3,834,271

NET ASSETS	$430,027,026	$1,381,307,395	$336,554,555	$342,974,475

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$375,913,861	$1,182,779,359	$366,384,285	$345,225,181
Undistributed net investment income	1,920,108	11,547,914	12,669,855	4,573,359
Accumulated net realized gain (loss)	(5,925,397)	44,422,411	(55,332,709)	(7,760,262)
Net unrealized appreciation	58,118,454	142,557,711	12,833,124	936,197

NET ASSETS	$430,027,026	$1,381,307,395	$336,554,555	$342,974,475

+ Including securities loaned at value	$28,506,647	$—	$1,770,455	$2,046,496
* Cost of investments in securities	$362,983,833	$1,211,461,367	$314,206,410	$330,945,289
** Cost of short-term investments	$36,888,688	$34,369,000	$10,068,579	$12,225,716
*** Cost of foreign currencies	$—	$—	$946,336	$—

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING JPMorgan Small Cap Core Equity Portfolio	ING Large Cap Growth Portfolio	ING Large Cap Value Portfolio	ING Limited Maturity Bond Portfolio
Class ADV
Net assets	$23,785,142	$142,607,568	$3,084,079	$29,161,879
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,726,039	10,480,257	355,231	2,936,244
Net asset value and redemption price per share	$13.78	$13.61	$8.68	$9.93
Class I
Net assets	$79,645,234	$755,698,411	$261,591,565	$171,160,261
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,596,250	53,253,354	29,778,643	16,814,155
Net asset value and redemption price per share	$14.23	$14.19	$8.78	$10.18
Class S
Net assets	$289,023,753	$457,432,248	$71,878,911	$142,652,335
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	20,494,128	32,651,696	8,267,020	13,972,123
Net asset value and redemption price per share	$14.10	$14.01	$8.69	$10.21

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING PIMCO High Yield Portfolio	ING Pioneer Fund Portfolio	ING Templeton Global Growth Portfolio	ING U.S. Stock Index Portfolio
ASSETS:
Investments in securities at fair value+*	$756,908,930	$78,543,775	$490,223,323	$4,214,714,289
Short-term investments at fair value**	160,911,351	482,767	5,570,221	64,201,372
Short-term investments at amortized cost	—	—	6,000,000	—

Total Investments at fair value	$917,820,281	$79,026,542	$501,793,544	$4,278,915,661

Cash	926,652	319	339,957	128,623
Cash collateral for futures	—	—	—	4,917,606
Foreign currencies at value***	5,525	—	437,960	—
Receivables:
Investments securities sold	27,639	—	323,967	3,840,017
Fund shares sold	135,326	59,135	59,819	1,687,306
Dividends	—	99,986	1,103,980	5,478,861
Interest	14,561,305	—	—	—
Foreign tax reclaims	—	—	249,815	—
Unrealized appreciation on forward foreign currency contracts	58,936	—	—	—
Upfront payments paid on OTC swap agreements	2,081	—	—	—
Unrealized appreciation on OTC swap agreements	1,758,330	—	—	—
Variation margin receivable on centrally cleared swaps	186,146	—	—	—
Receivable due from manager	—	—	—	38,932

Total assets	935,482,221	79,185,982	504,309,042	4,295,007,006

LIABILITIES:
Payable for investment securities purchased	5,622,465	—	102,471	6,798,913
Payable for fund shares redeemed	1,468,778	3,566	158,099	4,712,324
Payable upon receipt of securities loaned	64,726,135	—	5,570,221	12,426,372
Unrealized depreciation on forward foreign currency contracts	431,292	—	—	—
Upfront payments received on OTC swap agreements	1,421,093	—	—	—
Unrealized depreciation on OTC swap agreements	5,773	—	—	—
Payable to affiliates	515,035	56,288	404,483	927,453
Payable for derivatives collateral (Note 2)	164,000	—	—	—

Total liabilities	74,354,571	59,854	6,235,274	24,865,062

NET ASSETS	$861,127,650	$79,126,128	$498,073,768	$4,270,141,944

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$880,358,363	$77,933,440	$580,204,599	$3,389,574,083
Undistributed net investment income	2,593,515	692,524	17,217,775	47,171,525
Accumulated net realized gain (loss)	(61,043,597)	(8,732,291)	(20,565,022)	83,454,601
Net unrealized appreciation (depreciation)	39,219,369	9,232,455	(78,783,584)	749,941,735

NET ASSETS	$861,127,650	$79,126,128	$498,073,768	$4,270,141,944

+ Including securities loaned at value	$62,628,568	$—	$5,311,239	$12,089,287
* Cost of investments in securities	$720,120,241	$69,311,339	$569,000,889	$3,466,252,857
** Cost of short-term investments	$160,911,740	$482,767	$5,570,221	$64,201,372
*** Cost of foreign currencies	$5,527	$—	$435,501	$—

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING PIMCO High Yield Portfolio	ING Pioneer Fund Portfolio	ING Templeton Global Growth Portfolio	ING U.S. Stock Index Portfolio
Class ADV
Net assets	$66,803,644	$1,143,283	$4,993	$44,239,865
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,535,885	104,514	460	3,962,829
Net asset value and redemption price per share	$10.22	$10.94	$10.84	$11.16
Class I
Net assets	$86,690,550	$29,337,934	$258,995,286	$4,138,329,036
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,479,300	2,664,990	23,486,899	363,441,191
Net asset value and redemption price per share	$10.22	$11.01	$11.03	$11.39
Class S
Net assets	$704,209,560	$48,644,911	$234,963,001	$24,095,139
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	68,908,579	4,417,984	21,267,201	2,128,426
Net asset value and redemption price per share	$10.22	$11.01	$11.05	$11.32
Class S2
Net assets	$3,423,896	n/a	$4,110,488	$63,477,904
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	334,537	n/a	374,686	5,640,604
Net asset value and redemption price per share	$10.23	n/a	$10.97	$11.25

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio	ING Clarion Real Estate Portfolio	ING Franklin Income Portfolio	ING Franklin Mutual Shares Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,959,933	$6,494,016	$7,621,894	$5,481,857
Interest, net of foreign taxes withheld*	—	—	19,711,663	1,284,949
Securities lending income, net	290,467	312	226,543	—

Total investment income	3,250,400	6,494,328	27,560,100	6,766,806

EXPENSES:
Investment management fees	—	2,203,386	2,521,834	—
Unified fees	1,411,087	—	—	1,770,411
Distribution and service fees:
Class ADV	34,393	125,639	76,776	25,436
Class S	202,834	589,078	621,967	235,319
Class S2	16,933	61,058	22,676	—
Transfer agent fees	—	926	549	—
Administrative service fees	—	307,661	399,580	—
Shareholder reporting expense	—	27,277	45,980	—
Professional fees	—	27,218	32,368	—
Custody and accounting expense	—	20,988	44,268	—
Miscellaneous expense	—	10,691	19,707	—
Trustee fees and expenses	7,659	18,561	24,107	10,432
Interest expense	671	—	82	—

Total expenses	1,673,577	3,392,483	3,809,894	2,041,598
Net waived and reimbursed fees	(21,680)	(773,400)	(19,891)	(5,087)
Brokerage commission recapture	—	—	(1,244)	—

Net expenses	1,651,897	2,619,083	3,788,759	2,036,511

Net investment income	1,598,503	3,875,245	23,771,341	4,730,295

REALIZED AND UNREALIZED GAIN (LOSS) :
Net realized gain (loss) on:
Investments	18,002,440	29,463,619	6,286,578	11,024,049
Foreign currency related transactions	—	—	(38,820)	2,026,199
Written options	—	—	—	22,071

Net realized gain	18,002,440	29,463,619	6,247,758	13,072,319

Net change in unrealized appreciation (depreciation) on:
Investments	15,562,437	44,610,286	17,512,268	9,269,291
Foreign currency related transactions	(151)	—	13,619	(1,732,958)
Written options	—	—	—	7,950

Net change in unrealized appreciation (depreciation)	15,562,286	44,610,286	17,525,887	7,544,283

Net realized and unrealized gain	33,564,726	74,073,905	23,773,645	20,616,602

Increase in net assets resulting from operations	$35,163,229	$77,949,150	$47,544,986	$25,346,897

* Foreign taxes withheld	$4,005	$—	$229,119	$123,358

See Accompanying Notes to Financial Statements

12

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING JPMorgan Small Cap Core Equity Portfolio	ING Large Cap Growth Portfolio	ING Large Cap Value Portfolio	ING Limited Maturity Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,116,064	$9,351,288	$5,555,479	$9,306
Interest	640	—	—	1,992,959
Securities lending income, net	396,557	3,206	69,317	18,540

Total investment income	3,513,261	9,354,494	5,624,796	2,020,805

EXPENSES:
Investment management fees	—	3,427,403	1,111,841	—
Unified fees	1,904,986	—	—	400,320
Distribution and service fees:
Class ADV	75,366	393,740	10,070	98,834
Class S	374,026	531,499	101,197	186,423
Class S2	93,709	47,541	—	—
Transfer agent fees	—	996	266	—
Administrative service fees	—	623,156	171,050	—
Shareholder reporting expense	—	55,464	18,520	—
Professional fees	—	43,042	18,186	—
Custody and accounting expense	—	33,981	16,804	—
Miscellaneous expense	—	28,338	10,776	—
Trustee fees and expenses	9,301	37,595	4,472	5,392
Interest expense	154	259	1,681	—

Total expenses	2,457,542	5,223,014	1,464,863	690,969
Net waived and reimbursed fees	(33,815)	(585,307)	(178,062)	(19,767)

Net expenses	2,423,727	4,637,707	1,286,801	671,202

Net investment income	1,089,534	4,716,787	4,337,995	1,349,603

REALIZED AND UNREALIZED GAIN (LOSS) :
Net realized gain (loss) on:
Investments	18,242,579	33,023,875	9,471,247	635,417
Foreign currency related transactions	—	—	(376)	—
Futures	284,442	—	—	(459,393)
Swaps	—	—	—	(1,317,828)

Net realized gain (loss)	18,527,021	33,023,875	9,470,871	(1,141,804)

Net change in unrealized appreciation (depreciation) on:
Investments	16,893,349	81,244,426	6,735,298	375,122
Foreign currency related transactions	—	—	1,285	—
Futures	98,287	—	—	46,125
Swaps	—	—	—	1,080,788

Net change in unrealized appreciation (depreciation)	16,991,636	81,244,426	6,736,583	1,502,035

Net realized and unrealized gain	35,518,657	114,268,301	16,207,454	360,231

Increase in net assets resulting from operations	$36,608,191	$118,985,088	$20,545,449	$1,709,834

* Foreign taxes withheld	$499	$—	$41,544	$—

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING PIMCO High Yield Portfolio	ING Pioneer Fund Portfolio	ING Templeton Global Growth Portfolio	ING U.S. Stock Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$916,065	$9,008,340	$44,548,670
Interest	32,110,182	—	931	420
Securities lending income, net	274,034	—	408,333	194,096

Total investment income	32,384,216	916,065	9,417,604	44,743,186

EXPENSES:
Unified fees	2,216,610	302,813	2,303,959	5,432,292
Distribution and service fees:
Class ADV	220,967	4,158	15	136,809
Class S	843,585	64,195	305,220	33,716
Class S2	6,675	—	10,375	151,565
Trustee fees and expenses	22,482	2,787	11,933	90,236
Interest expense	78	89	116	623

Total expenses	3,310,397	374,042	2,631,618	5,845,241
Net waived and reimbursed fees	(45,529)	(832)	(2,078)	(71,792)
Brokerage commission recapture	—	(3,878)	(7,580)	—

Net expenses	3,264,868	369,332	2,621,960	5,773,449

Net investment income	29,119,348	546,733	6,795,644	38,969,737

REALIZED AND UNREALIZED GAIN (LOSS) :
Net realized gain (loss) on:
Investments	10,808,458	2,931,769	8,297,376	26,463,127
Foreign currency related transactions	2,575,654	(4,290)	(86,552)	—
Futures	—	—	—	6,674,831
Swaps	2,264,479	—	—	—

Net realized gain	15,648,591	2,927,479	8,210,824	33,137,958

Net change in unrealized appreciation (depreciation) on:
Investments	15,053,274	429,878	12,983,664	298,615,798
Foreign currency related transactions	(2,364,489)	11	7,458	—
Futures	—	—	—	1,068,861
Swaps	1,618,037	—	—	—

Net change in unrealized appreciation (depreciation)	14,306,822	429,889	12,991,122	299,684,659

Net realized and unrealized gain	29,955,413	3,357,368	21,201,946	332,822,617

Increase in net assets resulting from operations	$59,074,761	$3,904,101	$27,997,590	$371,792,354

* Foreign taxes withheld	$—	$4,782	$774,486	$—

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio		ING Clarion Real Estate Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$1,598,503	$2,086,973	$3,875,245	$6,668,059
Net realized gain	18,002,440	18,053,914	29,463,619	75,639,201
Net change in unrealized appreciation (depreciation)	15,562,286	(29,471,950)	44,610,286	(32,304,005)

Increase (decrease) in net assets resulting from operations	35,163,229	(9,331,063)	77,949,150	50,003,255

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(18,107)	—	(310,080)
Class I	—	(1,027,508)	—	(1,026,754)
Class S	—	(697,298)	—	(5,893,092)
Class S2	—	(19,422)	—	(254,789)

Total distributions	—	(1,762,335)	—	(7,484,715)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,048,451	82,538,013	77,465,975	84,102,287
Reinvestment of distributions	—	1,762,335	—	7,484,715

	23,048,451	84,300,348	77,465,975	91,587,002
Cost of shares redeemed	(36,787,537)	(78,676,992)	(56,078,488)	(111,746,176)

Net increase (decrease) in net assets resulting from capital share transactions	(13,739,086)	5,623,356	21,387,487	(20,159,174)

Net increase (decrease) in net assets	21,424,143	(5,470,042)	99,336,637	22,359,366

NET ASSETS:
Beginning of year or period	324,526,921	329,996,963	569,062,785	546,703,419

End of year or period	$345,951,064	$324,526,921	$668,399,422	$569,062,785

Undistributed net investment income at end of year or period	$3,681,558	$2,083,055	$10,530,504	$6,655,259

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Franklin Income Portfolio		ING Franklin Mutual Shares Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$23,771,341	$47,438,791	$4,730,295	$9,897,266
Net realized gain (loss)	6,247,758	17,967,031	13,072,319	(3,851,727)
Net change in unrealized appreciation (depreciation)	17,525,887	(47,513,739)	7,544,283	(9,503,470)

Increase (decrease) in net assets resulting from operations	47,544,986	17,892,083	25,346,897	(3,457,931)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(814,083)	—	(212,846)
Class I	—	(17,128,305)	—	(10,359,262)
Class S	—	(28,020,031)	—	(6,803,272)
Class S2	—	(498,580)	—	—

Total distributions	—	(46,460,999)	—	(17,375,380)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,252,803	85,255,510	7,559,910	20,551,743
Reinvestment of distributions	—	46,460,999	—	17,375,380

	39,252,803	131,716,509	7,559,910	37,927,123
Cost of shares redeemed	(64,860,731)	(129,371,787)	(36,503,231)	(74,788,460)

Net increase (decrease) in net assets resulting from capital share transactions	(25,607,928)	2,344,722	(28,943,321)	(36,861,337)

Net increase (decrease) in net assets	21,937,058	(26,224,194)	(3,596,424)	(57,694,648)

NET ASSETS:
Beginning of year or period	779,739,392	805,963,586	448,538,268	506,232,916

End of year or period	$801,676,450	$779,739,392	$444,941,844	$448,538,268

Undistributed net investment income at end of year or period	$71,233,778	$47,462,437	$9,376,031	$4,645,736

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Small Cap Core Equity Portfolio		ING Large Cap Growth Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$1,089,534	$826,999	$4,716,787	$6,849,380
Net realized gain	18,527,021	21,946,150	33,023,875	12,019,483
Net change in unrealized appreciation (depreciation)	16,991,636	(25,880,483)	81,244,426	4,589,847

Increase (decrease) in net assets resulting from operations	36,608,191	(3,107,334)	118,985,088	23,458,710

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(46,477)	—	(110,134)
Class I	—	(455,502)	—	(1,751,998)
Class S	—	(942,486)	—	(583,507)
Class S2	—	(72,639)	—	(18,160)
Net realized gains:
Class ADV	—	—	—	(2,649,275)
Class I	—	—	—	(37,144,055)
Class S	—	—	—	(18,378,358)
Class S2	—	—	—	(458,233)

Total distributions	—	(1,517,104)	—	(61,093,720)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,107,526	94,716,165	299,083,595	322,721,861
Proceeds from shares issued in merger (note 11)	—	—	—	399,056,292
Reinvestment of distributions	—	1,517,104	—	61,093,720

	55,107,526	96,233,269	299,083,595	782,871,873
Cost of shares redeemed	(60,256,166)	(118,051,199)	(88,304,520)	(133,624,134)

Net increase (decrease) in net assets resulting from capital share transactions	(5,148,640)	(21,817,930)	210,779,075	649,247,739

Net increase (decrease) in net assets	31,459,551	(26,442,368)	329,764,163	611,612,729

NET ASSETS:
Beginning of year or period	398,567,475	425,009,843	1,051,543,232	439,930,503

End of year or period	$430,027,026	$398,567,475	$1,381,307,395	$1,051,543,232

Undistributed net investment income at end of year or period	$1,920,108	$830,574	$11,547,914	$6,831,127

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Large Cap Value Portfolio		ING Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$4,337,995	$8,382,176	$1,349,603	$3,486,250
Net realized gain (loss)	9,470,871	17,937,647	(1,141,804)	2,219,533
Net change in unrealized appreciation (depreciation)	6,736,583	(13,205,043)	1,502,035	(2,864,902)

Increase in net assets resulting from operations	20,545,449	13,114,780	1,709,834	2,840,881

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(23,622)	—	(591,846)
Class I	—	(2,318,590)	—	(1,584,478)
Class S	—	(642,498)	—	(5,276,625)

Total distributions	—	(2,984,710)	—	(7,452,949)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,204,157	49,740,919	192,156,212	42,890,770
Proceeds from shares issued in merger (note 11)	—	158,094,522	—	—
Reinvestment of distributions	—	2,984,710	—	7,452,949

	40,204,157	210,820,151	192,156,212	50,343,719
Cost of shares redeemed	(41,763,440)	(46,368,239)	(63,612,638)	(81,655,040)

Net increase (decrease) in net assets resulting from capital share transactions	(1,559,283)	164,451,912	128,543,574	(31,311,321)

Net increase (decrease) in net assets	18,986,166	174,581,982	130,253,408	(35,923,389)

NET ASSETS:
Beginning of year or period	317,568,389	142,986,407	212,721,067	248,644,456

End of year or period	$336,554,555	$317,568,389	$342,974,475	$212,721,067

Undistributed net investment income at end of year or period	$12,669,855	$8,331,860	$4,573,359	$3,223,756

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING PIMCO High Yield Portfolio		ING Pioneer Fund Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$29,119,348	$62,389,723	$546,733	$1,193,220
Net realized gain (loss)	15,648,591	19,457,510	2,927,479	(30,187)
Net change in unrealized appreciation (depreciation)	14,306,822	(40,993,096)	429,889	(5,192,501)

Increase (decrease) in net assets resulting from operations	59,074,761	40,854,137	3,904,101	(4,029,468)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(1,916,732)	(2,725,268)	—	(11,460)
Class I	(6,140,240)	(15,951,085)	—	(511,243)
Class S	(23,168,783)	(45,650,363)	—	(736,030)
Class S2	(90,250)	(89,720)	—	—

Total distributions	(31,316,005)	(64,416,436)	—	(1,258,733)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	168,035,242	316,175,138	2,515,292	10,069,094
Reinvestment of distributions	31,301,609	64,396,792	—	1,258,733

	199,336,851	380,571,930	2,515,292	11,327,827
Cost of shares redeemed	(288,744,146)	(359,669,188)	(8,883,259)	(21,656,165)

Net increase (decrease) in net assets resulting from capital share transactions	(89,407,295)	20,902,742	(6,367,967)	(10,328,338)

Net decrease in net assets	(61,648,539)	(2,659,557)	(2,463,866)	(15,616,539)

NET ASSETS:
Beginning of year or period	922,776,189	925,435,746	81,589,994	97,206,533

End of year or period	$861,127,650	$922,776,189	$79,126,128	$81,589,994

Undistributed net investment income at end of year or period	$2,593,515	$4,790,172	$692,524	$145,791

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Templeton Global Growth Portfolio		ING U.S. Stock Index Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$6,795,644	$11,053,430	$38,969,737	$67,173,673
Net realized gain	8,210,824	54,339,613	33,137,958	117,741,962
Net change in unrealized appreciation (depreciation)	12,991,122	(94,635,683)	299,684,659	(104,932,003)

Increase (decrease) in net assets resulting from operations	27,997,590	(29,242,640)	371,792,354	79,983,632

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(9)	—	(411,800)
Class I	—	(4,981,843)	—	(71,786,121)
Class S	—	(4,355,652)	—	(475,991)
Class S2	—	(61,803)	—	(860,277)
Net realized gains:
Class ADV	—	—	—	(816,066)
Class I	—	—	—	(160,899,768)
Class S	—	—	—	(1,219,394)
Class S2	—	—	—	(1,846,928)

Total distributions	—	(9,399,307)	—	(238,316,345)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,026,734	55,550,357	349,790,107	1,349,311,907
Reinvestment of distributions	—	9,399,298	—	238,316,345

	17,026,734	64,949,655	349,790,107	1,587,628,252
Cost of shares redeemed	(47,487,655)	(121,553,382)	(417,577,626)	(1,176,150,392)

Net increase (decrease) in net assets resulting from capital share transactions	(30,460,921)	(56,603,727)	(67,787,519)	411,477,860

Net increase (decrease) in net assets	(2,463,331)	(95,245,674)	304,004,835	253,145,147

NET ASSETS:
Beginning of year or period	500,537,099	595,782,773	3,966,137,109	3,712,991,962

End of year or period	$498,073,768	$500,537,099	$4,270,141,944	$3,966,137,109

Undistributed net investment income at end of year or period	$17,217,775	$10,422,131	$47,171,525	$8,201,788

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING BlackRock Large Cap Growth Portfolio
Class ADV
06-30-12	9.35	0.02		0.98	1.00	—		—	—	—		—	10.35	10.70	1.56	1.41		1.41		0.46		9,406	68
12-31-11	9.55	0.00	*	(0.18)	(0.18)	0.02		—	—	0.02		—	9.35	(1.87)	1.56	1.41		1.41		0.17		7,643	156
12-31-10	8.45	0.00	*	1.10	1.10	0.00	*	—	—	0.00	*	—	9.55	13.04	1.56	1.41	†	1.41	†	0.13	†	5,695	200
12-31-09	6.52	(0.00	)*	1.93	1.93	—		—	—	—		—	8.45	29.60	1.56	1.36	†	1.36	†	(0.05	)†	3,849	231
12-31-08	12.15	(0.01)		(4.44)	(4.45)	—		1.18	—	1.18		—	6.52	(39.24)	1.56	1.26	†	1.26	†	(0.13	)†	2,962	156
12-31-07	11.42	(0.04)		0.77	0.73	—		—	—	—		—	12.15	6.39	1.55	1.29		1.29		(0.33)		5,943	195
Class I
06-30-12	9.62	0.06		1.00	1.06	—		—	—	—		—	10.68	11.02	0.81	0.81		0.81		1.04		172,054	68
12-31-11	9.80	0.07		(0.19)	(0.12)	0.06		—	—	0.06		—	9.62	(1.30)	0.81	0.81		0.81		0.71		160,524	156
12-31-10	8.67	0.06		1.11	1.17	0.04		—	—	0.04		—	9.80	13.60	0.81	0.81	†	0.81	†	0.68	†	172,451	200
12-31-09	6.68	0.04		1.99	2.03	0.04		—	—	0.04		—	8.67	30.58	0.81	0.76	†	0.76	†	0.55	†	167,466	231
12-31-08	12.38	0.05		(4.55)	(4.50)	0.02		1.18	—	1.20		—	6.68	(38.94)	0.81	0.66	†	0.66	†	0.48	†	137,725	156
12-31-07	11.56	0.02		0.80	0.82	—		—	—	—		—	12.38	7.09	0.80	0.66		0.66		0.27		264,011	195
Class S
06-30-12	9.57	0.05		0.99	1.04	—		—	—	—		—	10.61	10.87	1.06	1.04		1.04		0.80		157,490	68
12-31-11	9.76	0.04		(0.19)	(0.15)	0.04		—	—	0.04		—	9.57	(1.58)	1.06	1.04		1.04		0.48		150,372	156
12-31-10	8.63	0.04		1.11	1.15	0.02		—	—	0.02		—	9.76	13.42	1.06	1.04	†	1.04	†	0.44	†	146,392	200
12-31-09	6.65	0.02		1.98	2.00	0.02		—	—	0.02		—	8.63	30.20	1.06	1.01	†	1.01	†	0.31	†	143,730	231
12-31-08	12.33	0.02		(4.52)	(4.50)	—		1.18	—	1.18		—	6.65	(39.06)	1.06	0.91	†	0.91	†	0.25	†	104,114	156
12-31-07	11.55	0.00	*	0.78	0.78	—		—	—	—		—	12.33	6.75	1.05	0.94		0.94		0.02		165,538	195
Class S2
06-30-12	9.45	0.03		0.99	1.02	—		—	—	—		—	10.47	10.79	1.31	1.21		1.21		0.65		7,001	68
12-31-11	9.64	0.03		(0.19)	(0.16)	0.03		—	—	0.03		—	9.45	(1.68)	1.31	1.21		1.21		0.35		5,987	156
12-31-10	8.53	0.02		1.10	1.12	0.01		—	—	0.01		—	9.64	13.21	1.31	1.21	†	1.21	†	0.32	†	5,459	200
12-31-09	6.56	0.01		1.96	1.97	—		—	—	—		—	8.53	30.03	1.31	1.16	†	1.16	†	0.16	†	3,957	231
12-31-08	12.21	0.01		(4.48)	(4.47)	—		1.18	—	1.18		—	6.56	(39.21)	1.31	1.06	†	1.06	†	0.06	†	3,174	156
12-31-07	11.45	(0.01)		0.77	0.76	—		—	—	—		—	12.21	6.64	1.30	1.06		1.06		(0.14)		8,280	195

ING Clarion Real Estate Portfolio
Class ADV
06-30-12	22.94	0.11	•	3.01	3.12	—		—	—	—		—	26.06	13.60	1.60	1.21		1.21		0.93		40,027	16
12-31-11	21.32	0.34		1.61	1.95	0.33		—	—	0.33		—	22.94	9.09	1.47	1.19		1.19		1.53		26,977	33
12-31-10	17.34	0.27	•	4.40	4.67	0.69		—	—	0.69		—	21.32	27.57	1.40	1.21	†	1.21	†	1.37	†	11,045	49
12-31-09	13.77	0.37	•	4.07	4.44	0.52		0.35	—	0.87		—	17.34	35.38	1.41	1.23	†	1.23	†	2.79	†	1,391	91
12-31-08	28.02	0.47	•	(9.82)	(9.35)	0.32		4.58	—	4.90		—	13.77	(38.73)	1.40	1.24	†	1.24	†	2.08	†	931	53
12-31-07	38.58	0.42		(6.66)	(6.24)	0.45		3.87	—	4.32		—	28.02	(18.02)	1.39	1.24		1.24		1.23		848	40

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Clarion Real Estate Portfolio (Continued)
Class I
06-30-12	23.77	0.20	•	3.11	3.31	—	—	—	—	—	27.08	13.93	0.85	0.61		0.61		1.60		112,451	16
12-31-11	21.97	0.47		1.68	2.15	0.35	—	—	0.35	—	23.77	9.76	0.72	0.59		0.59		2.02		69,269	33
12-31-10	17.78	0.35	•	4.56	4.91	0.72	—	—	0.72	—	21.97	28.28	0.65	0.61	†	0.61	†	1.75	†	56,759	49
12-31-09	14.13	0.46	•	4.17	4.63	0.63	0.35	—	0.98	—	17.78	36.29	0.66	0.63	†	0.63	†	3.59	†	44,956	91
12-31-08	28.55	0.58	•	(10.01)	(9.43)	0.41	4.58	—	4.99	—	14.13	(38.36)	0.65	0.64	†	0.64	†	2.58	†	370,871	53
12-31-07	39.06	0.72		(6.85)	(6.13)	0.51	3.87	—	4.38	—	28.55	(17.52)	0.64	0.64		0.64		2.05		337,942	40
Class S
06-30-12	23.71	0.16	•	3.10	3.26	—	—	—	—	—	26.97	13.75	1.10	0.86		0.86		1.23		490,004	16
12-31-11	21.92	0.40		1.69	2.09	0.30	—	—	0.30	—	23.71	9.50	0.97	0.84		0.84		1.74		449,964	33
12-31-10	17.75	0.29	•	4.57	4.86	0.69	—	—	0.69	—	21.92	27.98	0.90	0.86	†	0.86	†	1.48	†	457,721	49
12-31-09	14.08	0.46		4.13	4.59	0.57	0.35	—	0.92	—	17.75	35.89	0.91	0.88	†	0.88	†	3.14	†	395,965	91
12-31-08	28.41	0.52	•	(9.97)	(9.45)	0.30	4.58	—	4.88	—	14.08	(38.51)	0.90	0.89	†	0.89	†	2.17	†	324,906	53
12-31-07	38.89	0.44		(6.64)	(6.20)	0.41	3.87	—	4.28	—	28.41	(17.74)	0.89	0.89		0.89		1.22		644,502	40
Class S2
06-30-12	23.59	0.14		3.09	3.23	—	—	—	—	—	26.82	13.69	1.35	1.01		1.01		1.09		25,917	16
12-31-11	21.82	0.37		1.67	2.04	0.27	—	—	0.27	—	23.59	9.31	1.22	0.99		0.99		1.61		22,854	33
12-31-10	17.68	0.26	•	4.54	4.80	0.66	—	—	0.66	—	21.82	27.75	1.15	1.01	†	1.01	†	1.33	†	21,179	49
12-31-09	14.01	0.40	•	4.16	4.56	0.54	0.35	—	0.89	—	17.68	35.70	1.16	1.03	†	1.03	†	3.00	†	18,835	91
12-31-08	28.28	0.48	•	(9.92)	(9.44)	0.25	4.58	—	4.83	—	14.01	(38.60)	1.15	1.04	†	1.04	†	2.03	†	15,855	53
12-31-07	38.74	0.41		(6.63)	(6.22)	0.37	3.87	—	4.24	—	28.28	(17.85)	1.14	1.04		1.04		1.16		30,577	40

ING Franklin Income Portfolio
Class ADV
06-30-12	9.55	0.27	•	0.29	0.56	—	—	—	—	—	10.11	5.86	1.52	1.37		1.37		5.56		23,113	11
12-31-11	9.91	0.53	•	(0.31)	0.22	0.58	—	—	0.58	—	9.55	2.06	1.52	1.37		1.37		5.42		17,231	25
12-31-10	9.33	0.48	•	0.64	1.12	0.54	—	—	0.54	—	9.91	12.51	1.53	1.36	†	1.36	†	5.12	†	7,830	48
12-31-09	7.58	0.46	•	1.81	2.27	0.52	—	—	0.52	—	9.33	31.13	1.55	1.34		1.34		5.64		1	48
12-31-08	11.12	0.63		(3.85)	(3.22)	0.24	0.08	—	0.32	—	7.58	(29.64)	1.53	1.34		1.34		6.48		1	38
12-31-07	11.02	0.55		(0.31)	0.24	0.12	0.02	—	0.14	—	11.12	2.17	1.53	1.34		1.34		5.03		1	30
Class I
06-30-12	9.77	0.31	•	0.30	0.61	—	—	—	—	—	10.38	6.24	0.77	0.77		0.77		6.12		265,322	11
12-31-11	10.08	0.60	•	(0.32)	0.28	0.59	—	—	0.59	—	9.77	2.63	0.77	0.77		0.77		5.97		266,035	25
12-31-10	9.42	0.55	•	0.65	1.20	0.54	—	—	0.54	—	10.08	13.25	0.78	0.76	†	0.76	†	5.70	†	308,236	48
12-31-09	7.67	0.53	•	1.82	2.35	0.60	—	—	0.60	—	9.42	32.03	0.80	0.74		0.74		6.32		306,057	48
12-31-08	11.23	0.69	•	(3.85)	(3.16)	0.32	0.08	—	0.40	—	7.67	(28.92)	0.78	0.74		0.74		7.17		252,264	38
12-31-07	11.05	0.67	•	(0.35)	0.32	0.12	0.02	—	0.14	—	11.23	2.89	0.78	0.74		0.74		5.90		197,597	30

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Franklin Income Portfolio (Continued)
Class S
06-30-12	9.71	0.29	•	0.31	0.60	—	—		—	—		—	10.31	6.18	1.02	1.02		1.02		5.87		503,759	11
12-31-11	10.03	0.57	•	(0.32)	0.25	0.57	—		—	0.57		—	9.71	2.31	1.02	1.02		1.02		5.73		487,480	25
12-31-10	9.38	0.52	•	0.65	1.17	0.52	—		—	0.52		—	10.03	12.97	1.03	1.01	†	1.01	†	5.45	†	480,911	48
12-31-09	7.65	0.50	•	1.81	2.31	0.58	—		—	0.58		—	9.38	31.51	1.05	0.99		0.99		6.06		465,967	48
12-31-08	11.19	0.66	•	(3.82)	(3.16)	0.30	0.08		—	0.38		—	7.65	(28.98)	1.03	0.99		0.99		6.81		310,156	38
12-31-07	11.03	0.62	•	(0.32)	0.30	0.12	0.02		—	0.14		—	11.19	2.66	1.03	0.99		0.99		5.44		372,497	30
Class S2
06-30-12	9.69	0.28		0.31	0.59	—	—		—	—		—	10.28	6.09	1.27	1.17		1.17		5.72		9,482	11
12-31-11	10.01	0.54		(0.30)	0.24	0.56	—		—	0.56		—	9.69	2.20	1.27	1.17		1.17		5.58		8,994	25
12-31-10	9.36	0.49		0.66	1.15	0.50	—		—	0.50		—	10.01	12.80	1.28	1.16	†	1.16	†	5.30	†	8,986	48
12-31-09	7.63	0.45		1.84	2.29	0.56	—		—	0.56		—	9.36	31.27	1.30	1.14		1.14		5.90		7,860	48
12-31-08	11.17	0.72		(3.89)	(3.17)	0.29	0.08		—	0.37		—	7.63	(29.11)	1.28	1.14		1.14		6.57		5,878	38
12-31-07	11.02	0.60	•	(0.31)	0.29	0.12	0.02		—	0.14		—	11.17	2.56	1.28	1.14		1.14		5.32		9,017	30

ING Franklin Mutual Shares Portfolio
Class ADV
06-30-12	7.58	0.07		0.34	0.41	—	—		—	—		—	7.99	5.41	1.54	1.39		1.39		1.61		6,532	15
12-31-11	7.95	0.12	•	(0.20)	(0.08)	0.29	—		—	0.29		—	7.58	(1.20)	1.53	1.38		1.38		1.55		6,443	32
12-31-10	7.20	0.18	•	0.62	0.80	0.05	—		—	0.05		—	7.95	11.15	1.53	1.38		1.38		2.46		3,717	34
12-31-09	5.73	0.06		1.42	1.48	0.01	—		—	0.01		—	7.20	25.82	1.54	1.39		1.39		1.07		1	57
12-31-08	9.63	0.10		(3.77)	(3.67)	0.22	0.01		—	0.23		—	5.73	(38.07)	1.53	1.38		1.38		1.25		1	43
04-30-07(5) - 12-31-07	10.00	0.07	•	(0.44)	(0.37)	—	0.00	*	—	0.00	*	—	9.63	(3.67)	1.53	1.38		1.38		0.98		1	17
Class I
06-30-12	7.72	0.10		0.35	0.45	—	—		—	—		—	8.17	5.83	0.79	0.79		0.79		2.20		255,275	15
12-31-11	8.06	0.17	•	(0.21)	(0.04)	0.30	—		—	0.30		—	7.72	(0.68)	0.78	0.78		0.78		2.16		256,398	32
12-31-10	7.25	0.23	•	0.63	0.86	0.05	—		—	0.05		—	8.06	11.91	0.78	0.78		0.78		3.08		292,796	34
12-31-09	5.73	0.12		1.41	1.53	0.01	—		—	0.01		—	7.25	26.70	0.79	0.79		0.79		1.88		290,087	57
12-31-08	9.67	0.15	•	(3.79)	(3.64)	0.29	0.01		—	0.30		—	5.73	(37.61)	0.78	0.78		0.78		1.88		229,057	43
04-30-07(5) - 12-31-07	10.00	0.10	•	(0.42)	(0.32)	0.01	—		—	0.01		—	9.67	(3.19)	0.78	0.78		0.78		1.48		175,811	17
Class S
06-30-12	7.70	0.09		0.35	0.44	—	—		—	—		—	8.14	5.71	1.04	1.04		1.04		1.95		183,135	15
12-31-11	8.04	0.15	•	(0.21)	(0.06)	0.28	—		—	0.28		—	7.70	(0.93)	1.03	1.03		1.03		1.91		185,698	32
12-31-10	7.24	0.21	•	0.62	0.83	0.03	—		—	0.03		—	8.04	11.54	1.03	1.03		1.03		2.84		209,719	34
12-31-09	5.73	0.10		1.42	1.52	0.01	—		—	0.01		—	7.24	26.52	1.04	1.04		1.04		1.63		196,104	57
12-31-08	9.66	0.13		(3.78)	(3.65)	0.27	0.01		—	0.28		—	5.73	(37.77)	1.03	1.03		1.03		1.64		153,125	43
04-30-07(5) - 12-31-07	10.00	0.05	•	(0.39)	(0.34)	—	0.00	*	—	0.00	*	—	9.66	(3.37)	1.03	1.03		1.03		0.81		217,507	17

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-12	12.65	0.00	*	1.13	1.13	—		—	—	—	—	13.78	8.93	1.63	1.48		1.48		0.17		23,785	22
12-31-11	12.90	0.00	*	(0.20)	(0.20)	0.05		—	—	0.05	—	12.65	(1.60)	1.63	1.48		1.48		0.01		15,311	42
12-31-10	10.24	0.03	•	2.65	2.68	0.02		—	—	0.02	—	12.90	26.27	1.63	1.48	†	1.48	†	0.29	†	7,587	42
12-31-09	8.29	(0.00	)*	2.17	2.17	0.01		0.21	—	0.22	—	10.24	26.74	1.64	1.48	†	1.48	†	0.07	†	2,523	46
12-31-08	13.09	0.02		(3.72)	(3.70)	0.00	*	1.10	—	1.10	—	8.29	(30.14)	1.63	1.46	†	1.46	†	0.15	†	1,619	62
12-31-07	14.10	0.03	•	(0.23)	(0.20)	0.02		0.79	—	0.81	—	13.09	(2.09)	1.63	1.45		1.45		0.23		2,602	47
Class I
06-30-12	13.02	0.05		1.16	1.21	—		—	—	—	—	14.23	9.29	0.88	0.88		0.88		0.73		79,645	22
12-31-11	13.23	0.08		(0.22)	(0.14)	0.07		—	—	0.07	—	13.02	(1.07)	0.88	0.88		0.88		0.51		74,782	42
12-31-10	10.46	0.08		2.74	2.82	0.05		—	—	0.05	—	13.23	27.07	0.88	0.88	†	0.88	†	0.68	†	87,387	42
12-31-09	8.46	0.05	•	2.23	2.28	0.07		0.21	—	0.28	—	10.46	27.59	0.89	0.88	†	0.88	†	0.59	†	75,550	46
12-31-08	13.36	0.06		(3.77)	(3.71)	0.09		1.10	—	1.19	—	8.46	(29.74)	0.88	0.86	†	0.86	†	0.77	†	113,694	62
12-31-07	14.33	0.12		(0.25)	(0.13)	0.05		0.79	—	0.84	—	13.36	(1.56)	0.88	0.85		0.85		0.81		117,034	47
Class S
06-30-12	12.92	0.04		1.14	1.18	—		—	—	—	—	14.10	9.13	1.13	1.13		1.13		0.48		289,024	22
12-31-11	13.14	0.04		(0.21)	(0.17)	0.05		—	—	0.05	—	12.92	(1.34)	1.13	1.13		1.13		0.27		273,159	42
12-31-10	10.40	0.04		2.73	2.77	0.03		—	—	0.03	—	13.14	26.72	1.13	1.13	†	1.13	†	0.50	†	291,400	42
12-31-09	8.40	0.04		2.21	2.25	0.04		0.21	—	0.25	—	10.40	27.34	1.14	1.13	†	1.13	†	0.41	†	173,314	46
12-31-08	13.27	0.07		(3.79)	(3.72)	0.05		1.10	—	1.15	—	8.40	(29.95)	1.13	1.11	†	1.11	†	0.49	†	138,139	62
12-31-07	14.23	0.08		(0.23)	(0.15)	0.02		0.79	—	0.81	—	13.27	(1.69)	1.13	1.10		1.10		0.56		251,078	47
Class S2
06-30-12	12.82	0.02		1.14	1.16	—		—	—	—	—	13.98	9.05	1.38	1.28		1.28		0.33		37,573	22
12-31-11	13.03	0.02		(0.20)	(0.18)	0.03		—	—	0.03	—	12.82	(1.43)	1.38	1.28		1.28		0.12		35,316	42
12-31-10	10.31	0.04		2.69	2.73	0.01		—	—	0.01	—	13.03	26.53	1.38	1.28	†	1.28	†	0.28	†	38,636	42
12-31-09	8.33	0.03		2.18	2.21	0.02		0.21	—	0.23	—	10.31	27.06	1.39	1.28	†	1.28	†	0.25	†	34,234	46
12-31-08	13.16	0.05		(3.75)	(3.70)	0.03		1.10	—	1.13	—	8.33	(30.03)	1.38	1.26	†	1.26	†	0.34	†	30,011	62
12-31-07	14.13	0.06		(0.24)	(0.18)	—		0.79	—	0.79	—	13.16	(1.90)	1.38	1.25		1.25		0.41		50,954	47

ING Large Cap Growth Portfolio
Class ADV
06-30-12	12.23	0.02	•	1.36	1.38	—		—	—	—	—	13.61	11.28	1.43	1.20		1.20		0.30		142,608	40
12-31-11	12.86	0.05	•	0.24	0.29	0.04		—	0.88	0.92	—	12.23	1.88	1.44	1.20		1.20		0.37		70,714	77
12-31-10	11.34	0.04	•	1.53	1.57	0.05		—	—	0.05	—	12.86	13.91	1.37	1.20	†	1.20	†	0.32	†	8,618	134
12-31-09	8.01	0.02		3.31	3.33	—		—	—	—	—	11.34	41.57	1.36	1.20	†	1.20	†	0.17	†	1	19
12-31-08	12.65	0.03		(3.32)	(3.29)	—		1.35	—	1.35	—	8.01	(27.86)	1.35	1.20	†	1.19	†	0.33	†	1	46
12-31-07	11.52	(0.03	)•	1.31	1.28	0.04		0.11	—	0.15	—	12.65	11.09	1.35	1.20		1.19		(0.20)		1	30

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Large Cap Growth Portfolio (Continued)
Class I
06-30-12	12.72	0.05		1.42	1.47	—		—	—	—	—	14.19	11.56	0.68	0.60		0.60		0.90		755,698	40
12-31-11	13.27	0.12	•	0.25	0.37	0.04		—	0.88	0.92	—	12.72	2.48	0.69	0.60		0.60		0.92		629,091	77
12-31-10	11.63	0.09		1.60	1.69	0.05		—	—	0.05	—	13.27	14.59	0.62	0.60	†	0.60	†	0.69	†	299,170	134
12-31-09	8.19	0.07	•	3.42	3.49	0.05		—	—	0.05	—	11.63	42.73	0.61	0.60	†	0.60	†	0.68	†	282,862	19
12-31-08	12.88	0.10		(3.38)	(3.28)	0.06		1.35	—	1.41	—	8.19	(27.34)	0.60	0.60	†	0.59	†	0.89	†	120,012	46
12-31-07	11.64	0.05	•	1.34	1.39	0.04		0.11	—	0.15	—	12.88	11.92	0.60	0.60		0.59		0.41		186,021	30
Class S
06-30-12	12.57	0.03		1.41	1.44	—		—	—	—	—	14.01	11.46	0.93	0.85		0.85		0.65		457,432	40
12-31-11	13.14	0.09	•	0.25	0.34	0.03		—	0.88	0.91	—	12.57	2.24	0.94	0.85		0.85		0.68		338,683	77
12-31-10	11.54	0.04		1.60	1.64	0.04		—	—	0.04	—	13.14	14.25	0.87	0.85		0.85		0.45		131,155	134
12-31-09	8.14	0.04	•	3.40	3.44	0.04		—	—	0.04	—	11.54	42.45	0.86	0.85	†	0.85	†	0.41	†	95,580	19
12-31-08	12.80	0.07	•	(3.36)	(3.29)	0.02		1.35	—	1.37	—	8.14	(27.55)	0.85	0.85	†	0.84	†	0.67	†	9,156	46
12-31-07	11.57	0.03		1.32	1.35	0.01		0.11	—	0.12	—	12.80	11.65	0.85	0.85		0.84		0.17		8,688	30
Class S2
06-30-12	12.53	0.03	•	1.40	1.43	—		—	—	—	—	13.96	11.41	1.18	1.00		1.00		0.49		25,569	40
12-31-11	13.13	0.07	•	0.24	0.31	0.03		—	0.88	0.91	—	12.53	2.06	1.19	1.00		1.00		0.58		13,055	77
12-31-10	11.51	0.04	•	1.58	1.62	—		—	—	—	—	13.13	14.11	1.12	1.00	†	1.00	†	0.30	†	988	134
12-31-09	8.10	0.03	•	3.38	3.41	0.00	*	—	—	—	—	11.51	42.11	1.11	1.00	†	1.00	†	0.37	†	879	19
12-31-08	12.74	0.06		(3.35)	(3.29)	0.00	*	1.35	—	1.35	—	8.10	(27.63)	1.10	1.00	†	0.99	†	0.49	†	802	46
12-31-07	11.52	0.00	*•	1.33	1.33	—		0.11	—	0.11	—	12.74	11.52	1.10	1.00		0.99		0.02		1,301	30

ING Large Cap Value Portfolio
Class ADV
06-30-12	8.19	0.09	•	0.40	0.49	—		—	—	—	—	8.68	5.98	1.54	1.29		1.29		2.00		3,084	59
12-31-11	8.05	0.19	•	0.03	0.22	0.08		—	—	0.08	—	8.19	2.76	1.55	1.29		1.29		2.41		2,424	92
12-31-10	6.92	0.12		1.17	1.29	0.16		—	—	0.16	—	8.05	18.96	1.54	1.29	†	1.29	†	1.61	†	1	19
12-31-09	6.18	0.14		0.60	0.74	—		—	—	—	—	6.92	11.97	1.58	1.29	†	1.28	†	2.37	†	1	34
12-31-08	9.18	0.20		(3.00)	(2.80)	0.19		—	0.01	0.20	—	6.18	(30.38)	1.56	1.29	†	1.29	†	2.44	†	1	23
05-11-07(5) - 12-31-07	10.00	0.15		(0.89)	(0.74)	0.08		—	—	0.08	—	9.18	(7.39)	1.53	1.29		1.28		2.35		1	20
Class I
06-30-12	8.26	0.11		0.41	0.52	—		—	—	—	—	8.78	6.30	0.79	0.69		0.69		2.60		261,592	59
12-31-11	8.06	0.24	•	0.04	0.28	0.08		—	—	0.08	—	8.26	3.51	0.80	0.69		0.69		2.94		248,161	92
12-31-10	6.94	0.18		1.14	1.32	0.20		—	—	0.20	—	8.06	19.37	0.79	0.69	†	0.69	†	2.32	†	142,983	19
12-31-09	6.16	0.19		0.59	0.78	—		—	—	—	—	6.94	12.66	0.83	0.69	†	0.68	†	2.98	†	129,369	34
12-31-08	9.18	0.24		(3.02)	(2.78)	0.23		—	0.01	0.24	—	6.16	(30.12)	0.81	0.69	†	0.69	†	3.06	†	116,455	23
05-11-07(5) - 12-31-07	10.00	0.19	•	(0.88)	(0.69)	0.13		—	—	0.13	—	9.18	(6.94)	0.78	0.69		0.68		3.16		165,905	20

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Large Cap Value Portfolio (Continued)
Class S
06-30-12	8.19	0.10	•	0.40	0.50	—	—		—	—	—	8.69	6.11	1.04	0.94		0.94		2.35		71,879	59
12-31-11	8.01	0.22	•	0.04	0.26	0.08	—		—	0.08	—	8.19	3.28	1.05	0.94		0.94		2.74		66,983	92
12-31-10	6.90	0.15	•	1.15	1.30	0.19	—		—	0.19	—	8.01	19.22	1.04	0.94	†	0.94	†	2.07	†	3	19
12-31-09	6.14	0.15	•	0.61	0.76	—	—		—	—	—	6.90	12.38	1.08	0.94	†	0.93	†	2.45	†	3	34
12-31-08	9.18	0.22		(3.02)	(2.80)	0.23	—		0.01	0.24	—	6.14	(30.34)	1.06	0.94	†	0.94	†	2.70	†	1	23
05-11-07(5) - 12-31-07	10.00	0.17	•	(0.89)	(0.72)	0.10	—		—	0.10	—	9.18	(7.17)	1.03	0.94		0.93		2.73		1	20

ING Limited Maturity Bond Portfolio
Class ADV
06-30-12	9.88	0.03	•	0.02	0.05	—	—		—	—	—	9.93	0.51	1.03	0.88		0.88		0.52		29,162	286
12-31-11	10.15	0.11	•	(0.03)	0.08	0.35	—		—	0.35	—	9.88	0.79	1.03	0.88		0.88		1.07		24,671	370
12-31-10	10.27	0.14	•	0.16	0.30	0.42	—		—	0.42	—	10.15	2.97	1.02	0.87	†	0.87	†	1.36	†	9,294	434
12-31-09	10.19	0.31		0.34	0.65	0.48	0.09		—	0.57	—	10.27	6.48	1.02	0.87	†	0.87	†	2.92	†	1	460
12-31-08	11.01	0.41		(0.47)	(0.06)	0.68	0.08		—	0.76	—	10.19	(0.73)	1.02	0.87	†	0.87	†	3.83	†	1	310
12-31-07	10.66	0.45		0.10	0.55	0.20	—		—	0.20	—	11.01	5.23	1.02	0.87	†	0.87	†	4.19	†	1	439
Class I
06-30-12	10.10	0.05	•	0.03	0.08	—	—		—	—	—	10.18	0.79	0.28	0.28		0.28		1.05		171,160	286
12-31-11	10.32	0.18	•	(0.04)	0.14	0.36	—		—	0.36	—	10.10	1.35	0.28	0.28		0.28		1.73		32,131	370
12-31-10	10.38	0.29	•	0.07	0.36	0.42	—		—	0.42	—	10.32	3.52	0.27	0.27	†	0.27	†	2.77	†	60,020	434
12-31-09	10.28	0.37	•	0.38	0.75	0.56	0.09		—	0.65	—	10.38	7.41	0.27	0.27	†	0.27	†	3.52	†	113,672	460
12-31-08	11.09	0.49	•	(0.46)	0.03	0.76	0.08		—	0.84	—	10.28	0.06	0.27	0.27	†	0.27	†	4.45	†	213,975	310
12-31-07	10.70	0.52	•	0.12	0.64	0.25	—		—	0.25	—	11.09	6.09	0.27	0.27	†	0.27	†	4.78	†	487,841	439
Class S
06-30-12	10.14	0.04	•	0.03	0.07	—	—		—	—	—	10.21	0.69	0.53	0.53		0.53		0.88		142,652	286
12-31-11	10.35	0.15	•	(0.03)	0.12	0.33	—		—	0.33	—	10.14	1.16	0.53	0.53		0.53		1.45		155,919	370
12-31-10	10.42	0.24	•	0.08	0.32	0.39	—		—	0.39	—	10.35	3.13	0.52	0.52	†	0.52	†	2.32	†	179,330	434
12-31-09	10.31	0.34	•	0.38	0.72	0.52	0.09		—	0.61	—	10.42	7.16	0.52	0.52	†	0.52	†	3.30	†	196,325	460
12-31-08	11.12	0.45	•	(0.45)	0.00 *	0.73	0.08		—	0.81	—	10.31	(0.23)	0.52	0.52	†	0.52	†	4.13	†	205,438	310
12-31-07	10.73	0.50	•	0.11	0.61	0.22	—		—	0.22	—	11.12	5.77	0.52	0.52	†	0.52	†	4.55	†	251,309	439

ING PIMCO High Yield Portfolio
Class ADV
06-30-12	9.93	0.31		0.31	0.62	0.33	—		—	0.33	—	10.22	6.30	1.25	1.10		1.10		6.09		66,804	8
12-31-11	10.22	0.71	•	(0.31)	0.40	0.69	—		—	0.69	—	9.93	4.05	1.25	1.10		1.10		7.05		50,704	30
12-31-10	9.64	0.63	•	0.66	1.29	0.71	—		—	0.71	—	10.22	13.87	1.24	1.09		1.09		6.34		26,663	28
12-31-09	7.01	0.62		2.67	3.29	0.66	—		—	0.66	—	9.64	48.93	1.25	1.10		1.10		8.54		1,464	70
12-31-08	9.88	0.64	•	(2.80)	(2.16)	0.65	0.00	*	0.06	0.71	—	7.01	(22.84)	1.24	1.09		1.09		7.24		211	416
12-31-07	10.32	0.66		(0.41)	0.25	0.64	0.05		—	0.69	—	9.88	2.46	1.25	1.10		1.10		6.49		315	153

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING PIMCO High Yield Portfolio (Continued)
Class I
06-30-12	9.93	0.33	•	0.32	0.65	0.36	—		—	0.36	—	10.22	6.61	0.50	0.50		0.50		6.57		86,691	8
12-31-11	10.22	0.76	•	(0.29)	0.47	0.76	—		—	0.76	—	9.93	4.69	0.50	0.50		0.50		7.61		245,411	30
12-31-10	9.65	0.69		0.66	1.35	0.78	—		—	0.78	—	10.22	14.53	0.49	0.49		0.49		6.97		267,671	28
12-31-09	7.02	0.75	•	2.59	3.34	0.71	—		—	0.71	—	9.65	49.77	0.50	0.50		0.50		9.84		57,950	70
12-31-08	9.88	0.66		(2.76)	(2.10)	0.70	0.00	*	0.06	0.76	—	7.02	(22.37)	0.49	0.49		0.49		8.50		405,134	416
12-31-07	10.31	0.71		(0.39)	0.32	0.70	0.05		—	0.75	—	9.88	3.12	0.50	0.50		0.50		6.93		45,773	153
Class S
06-30-12	9.93	0.33		0.31	0.64	0.35	—		—	0.35	—	10.22	6.48	0.75	0.75		0.75		6.43		704,210	8
12-31-11	10.22	0.75	•	(0.31)	0.44	0.73	—		—	0.73	—	9.93	4.41	0.75	0.75		0.75		7.39		624,367	30
12-31-10	9.65	0.68		0.65	1.33	0.76	—		—	0.76	—	10.22	14.25	0.74	0.74		0.74		6.80		631,092	28
12-31-09	7.02	0.76		2.56	3.32	0.69	—		—	0.69	—	9.65	49.37	0.75	0.75		0.75		9.18		470,270	70
12-31-08	9.89	0.67	•	(2.80)	(2.13)	0.68	0.00	*	0.06	0.74	—	7.02	(22.53)	0.74	0.74		0.74		7.58		358,998	416
12-31-07	10.32	0.69	•	(0.40)	0.29	0.67	0.05		—	0.72	—	9.89	2.86	0.75	0.75		0.75		6.76		614,158	153
Class S2
06-30-12	9.94	0.32		0.31	0.63	0.34	—		—	0.34	—	10.23	6.40	1.00	0.90		0.90		6.29		3,424	8
12-31-11	10.22	0.72	•	(0.29)	0.43	0.71	—		—	0.71	—	9.94	4.32	1.00	0.90		0.90		7.29		2,294	30
12-31-10	9.66	0.65		0.62	1.27	0.71	—		—	0.71	—	10.22	13.65	0.99	0.89		0.89		6.50		10	28
12-31-09	7.02	0.74		2.59	3.33	0.69	—		—	0.69	—	9.66	49.57	1.00	0.90		0.90		9.01		1	70
12-31-08	9.90	0.66	•	(2.80)	(2.14)	0.68	0.00	*	0.06	0.74	—	7.02	(22.60)	0.99	0.89		0.89		7.48		1	416
12-31-07	10.32	0.67		(0.38)	0.29	0.66	0.05		—	0.71	—	9.90	2.84	1.00	0.90		0.90		6.57		1	153

ING Pioneer Fund Portfolio
Class ADV
06-30-12	10.46	0.04		0.44	0.48	—	—		—	—	—	10.94	4.59	1.48	1.33		1.32		0.87		1,143	28
12-31-11	11.12	0.10	•	(0.64)	(0.54)	0.12	—		—	0.12	—	10.46	(4.88)	1.48	1.33		1.33		0.92		1,003	12
12-31-10	9.74	0.08	•	1.42	1.50	0.12	—		—	0.12	—	11.12	15.41	1.48	1.33	†	1.33	†	0.74	†	611	19
12-31-09	7.93	0.11	•	1.77	1.88	0.07	—		—	0.07	—	9.74	23.74	1.48	1.31	†	1.30	†	1.32	†	1	19
12-31-08	13.02	0.13		(4.56)	(4.43)	0.20	0.45		0.01	0.66	—	7.93	(34.98)	1.48	1.29	†	1.28	†	1.12	†	1	13
12-31-07	12.89	0.08	•	0.52	0.60	0.16	0.31		—	0.47	—	13.02	4.51	1.49	1.29		1.29		0.61		1	24
Class I
06-30-12	10.50	0.09		0.42	0.51	—	—		—	—	—	11.01	4.86	0.73	0.73		0.72		1.47		29,338	28
12-31-11	11.16	0.18		(0.66)	(0.48)	0.18	—		—	0.18	—	10.50	(4.29)	0.73	0.73		0.73		1.49		29,839	12
12-31-10	9.73	0.13		1.43	1.56	0.13	—		—	0.13	—	11.16	16.13	0.73	0.73	†	0.73	†	1.37	†	34,623	19
12-31-09	7.92	0.15		1.79	1.94	0.13	—		—	0.13	—	9.73	24.45	0.73	0.71	†	0.70	†	1.79	†	28,964	19
12-31-08	13.16	0.22		(4.62)	(4.40)	0.38	0.45		0.01	0.84	—	7.92	(34.53)	0.73	0.69	†	0.68	†	1.75	†	23,411	13
12-31-07	12.92	0.16		0.55	0.71	0.16	0.31		—	0.47	—	13.16	5.36	0.74	0.69		0.69		1.24		41,028	24

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Pioneer Fund Portfolio (Continued)
Class S
06-30-12	10.51	0.07		0.43	0.50	—	—	—	—	—	11.01	4.76	0.98	0.98		0.97		1.22		48,645	28
12-31-11	11.17	0.15		(0.66)	(0.51)	0.15	—	—	0.15	—	10.51	(4.56)	0.98	0.98		0.98		1.23		50,748	12
12-31-10	9.74	0.11		1.43	1.54	0.11	—	—	0.11	—	11.17	15.85	0.98	0.98	†	0.98	†	1.12	†	61,972	19
12-31-09	7.93	0.13	•	1.79	1.92	0.11	—	—	0.11	—	9.74	24.15	0.98	0.96	†	0.95	†	1.54	†	55,060	19
12-31-08	13.12	0.20		(4.62)	(4.42)	0.31	0.45	0.01	0.77	—	7.93	(34.72)	0.98	0.94	†	0.93	†	1.50	†	49,041	13
12-31-07	12.89	0.14		0.53	0.67	0.13	0.31	—	0.44	—	13.12	5.07	0.99	0.94		0.94		0.98		94,535	24

ING Templeton Global Growth Portfolio
Class ADV
06-30-12	10.32	0.15	•	0.37	0.52	—	—	—	—	—	10.84	5.04	1.66	1.51		1.51		2.83		5	8
12-31-11	11.12	0.17		(0.84)	(0.67)	0.13	—	—	0.13	—	10.32	(6.25)	1.65	1.50		1.49		1.57		1	22
12-31-10	10.52	0.12		0.61	0.73	0.13	—	—	0.13	—	11.12	7.14	1.65	1.50		1.49		1.16		1	7
12-31-09	8.11	0.11		2.44	2.55	0.14	—	—	0.14	—	10.52	31.87	1.66	1.51		1.51		1.22		1	10
12-31-08	14.20	0.18		(5.72)	(5.54)	0.05	0.50	—	0.55	—	8.11	(40.06)	1.64	1.49		1.49		1.60		1	12
12-31-07	14.39	0.13		0.19	0.32	0.18	0.33	—	0.51	—	14.20	2.01	1.66	1.50		1.50		0.89		1	23
Class I
06-30-12	10.45	0.15	•	0.43	0.58	—	—	—	—	—	11.03	5.55	0.91	0.91		0.91		2.80		258,995	8
12-31-11	11.25	0.26		(0.86)	(0.60)	0.20	—	—	0.20	—	10.45	(5.49)	0.90	0.90		0.89		2.19		257,173	22
12-31-10	10.61	0.18		0.65	0.83	0.19	—	—	0.19	—	11.25	8.04	0.90	0.90		0.89		1.68		292,127	7
12-31-09	8.21	0.17		2.47	2.64	0.24	—	—	0.24	—	10.61	32.73	0.91	0.91		0.91		1.93		289,255	10
12-31-08	14.38	0.24		(5.75)	(5.51)	0.16	0.50	—	0.66	—	8.21	(39.57)	0.89	0.89		0.89		2.19		229,007	12
12-31-07	14.47	0.12		0.30	0.42	0.18	0.33	—	0.51	—	14.38	2.69	0.90	0.90		0.90		0.82		177,447	23
Class S
06-30-12	10.48	0.14	•	0.43	0.57	—	—	—	—	—	11.05	5.44	1.16	1.16		1.16		2.54		234,963	8
12-31-11	11.28	0.22	•	(0.84)	(0.62)	0.18	—	—	0.18	—	10.48	(5.71)	1.15	1.15		1.14		1.96		239,463	22
12-31-10	10.64	0.15	•	0.65	0.80	0.16	—	—	0.16	—	11.28	7.75	1.15	1.15		1.14		1.43		298,922	7
12-31-09	8.23	0.15		2.46	2.61	0.20	—	—	0.20	—	10.64	32.30	1.16	1.16		1.16		1.64		311,920	10
12-31-08	14.39	0.26		(5.80)	(5.54)	0.12	0.50	—	0.62	—	8.23	(39.68)	1.14	1.14		1.14		2.07		244,440	12
12-31-07	14.49	0.18		0.20	0.38	0.15	0.33	—	0.48	—	14.39	2.41	1.15	1.15		1.15		1.22		466,444	23
Class S2
06-30-12	10.42	0.13		0.42	0.55	—	—	—	—	—	10.97	5.28	1.41	1.31		1.31		2.43		4,110	8
12-31-11	11.21	0.20	•	(0.83)	(0.63)	0.16	—	—	0.16	—	10.42	(5.78)	1.40	1.30		1.29		1.82		3,900	22
12-31-10	10.58	0.14		0.64	0.78	0.15	—	—	0.15	—	11.21	7.56	1.40	1.30		1.29		1.28		4,733	7
12-31-09	8.18	0.13		2.45	2.58	0.18	—	—	0.18	—	10.58	32.08	1.41	1.31		1.31		1.50		4,692	10
12-31-08	14.29	0.27		(5.79)	(5.52)	0.09	0.50	—	0.59	—	8.18	(39.77)	1.39	1.29		1.29		1.93		3,738	12
12-31-07	14.39	0.17		0.19	0.36	0.13	0.33	—	0.46	—	14.29	2.31	1.40	1.30		1.30		1.08		8,171	23

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING U.S. Stock Index Portfolio
Class ADV
06-30-12	10.23	0.06		0.87	0.93	—	—	—	—	—	11.16	9.09	1.01	0.79		0.79		1.36		44,240	2
12-31-11	10.76	0.14	•	0.02	0.16	0.18	0.51	—	0.69	—	10.23	1.30	1.01	0.79		0.79		1.37		27,415	21
12-31-10	9.56	0.13	•	1.21	1.34	0.14	—	—	0.14	—	10.76	14.06	1.01	0.79	†	0.79	†	1.29	†	10,554	24
05-28-09(5) - 12-31-09	7.75	0.12	•	1.74	1.86	0.05	—	—	0.05	—	9.56	23.99	1.01	0.79	†	0.79	†	2.20	†	155	12
Class I
06-30-12	10.41	0.11		0.87	0.98	—	—	—	—	—	11.39	9.41	0.26	0.26		0.26		1.88		4,138,329	2
12-31-11	10.92	0.19		0.02	0.21	0.21	0.51	—	0.72	—	10.41	1.81	0.26	0.26		0.26		1.84		3,855,696	21
12-31-10	9.66	0.18	•	1.24	1.42	0.16	—	—	0.16	—	10.92	14.74	0.26	0.26	†	0.26	†	1.79	†	3,645,772	24
12-31-09	7.70	0.18	•	1.84	2.02	0.06	—	—	0.06	—	9.66	26.22	0.26	0.26	†	0.26	†	1.99	†	3,475,342	12
12-31-08	12.94	0.23	•	(4.97)	(4.74)	0.39	0.11	—	0.50	—	7.70	(37.12)	0.26	0.26	†	0.26	†	2.14	†	333,552	3
12-31-07	12.85	0.23		0.46	0.69	0.22	0.38	—	0.60	—	12.94	5.28	0.26	0.26	†	0.26	†	1.90	†	481,091	4
Class S
06-30-12	10.36	0.09	•	0.87	0.96	—	—	—	—	—	11.32	9.27	0.51	0.50		0.50		1.63		24,095	2
12-31-11	10.87	0.16		0.03	0.19	0.19	0.51	—	0.70	—	10.36	1.58	0.51	0.50		0.50		1.61		27,133	21
12-31-10	9.62	0.15	•	1.23	1.38	0.13	—	—	0.13	—	10.87	14.42	0.51	0.50	†	0.50	†	1.54	†	24,781	24
12-31-09	7.67	0.15	•	1.84	1.99	0.04	—	—	0.04	—	9.62	25.97	0.51	0.51	†	0.51	†	1.82	†	26,732	12
12-31-08	12.91	0.21	•	(4.96)	(4.75)	0.38	0.11	—	0.49	—	7.67	(37.35)	0.51	0.51	†	0.51	†	2.03	†	14,414	3
04-30-07(5) - 12-31-07	13.49	0.18	•	(0.16)	0.02	0.22	0.38	—	0.60	—	12.91	0.06	0.51	0.51	†	0.51	†	2.03	†	5,358	4
Class S2
06-30-12	10.31	0.08		0.86	0.94	—	—	—	—	—	11.25	9.12	0.76	0.66		0.66		1.48		63,478	2
12-31-11	10.83	0.16	•	0.01	0.17	0.18	0.51	—	0.69	—	10.31	1.43	0.76	0.66		0.66		1.47		55,893	21
12-31-10	9.59	0.14	•	1.23	1.37	0.13	—	—	0.13	—	10.83	14.26	0.76	0.66	†	0.66	†	1.40	†	31,885	24
12-31-09	7.65	0.14	•	1.83	1.97	0.03	—	—	0.03	—	9.59	25.79	0.76	0.66	†	0.66	†	1.69	†	25,311	12
12-31-08	12.89	0.19	•	(4.95)	(4.76)	0.37	0.11	—	0.48	—	7.65	(37.42)	0.76	0.66	†	0.66	†	1.96	†	12,788	3
08-01-07(5) - 12-31-07	12.79	0.14	•	(0.04)	0.10	—	—	—	—	—	12.89	0.78	0.76	0.66	†	0.66	†	2.62	†	2,005	4

See Accompanying Notes to Financial Statements

29

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of forty-six active separate investment series. There are twelve series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth”), ING Clarion Real Estate Portfolio (“Clarion Real Estate”), ING Franklin Income Portfolio (“Franklin Income”), ING Franklin Mutual Shares Portfolio (“Franklin Mutual Shares”), ING JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), ING Large Cap Growth Portfolio (“Large Cap Growth”), ING Large Cap Value Portfolio (“Large Cap Value”), ING Limited Maturity Bond Portfolio (“Limited Maturity Bond”), ING PIMCO High Yield Portfolio (“PIMCO High Yield”), ING Pioneer Fund Portfolio (“Pioneer Fund”), ING Templeton Global Growth Portfolio (“Templeton Global Growth”), and ING U.S. Stock Index Portfolio (“U.S. Stock Index”).

All of the Portfolios are diversified except for Clarion Real Estate, which is a non-diversified Portfolio. The Trust is authorized to offer four classes of shares (Adviser (“ADV”), Institutional (“I”), Service (“S”), and Service 2 (“S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC (“ING IM”) serves as the sub-adviser to Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for certain Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

DSL, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses

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NOTE 1 — ORGANIZATION (continued)

and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value. Investments in securities, of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the Act, as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair values nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly by PIMCO High Yield. Limited Maturity Bond may declare a dividend monthly or quarterly. For all other Portfolios, net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2012, the maximum amount of loss that Franklin Mutual Shares and PIMCO High Yield would incur if the counterparties to its derivative transactions failed to perform would be $1,396,248 and $1,819,347, respectively, which represents the gross payments to be received by the Portfolios on open swaps and forward foreign currency transactions were they to be unwound as of June 30, 2012. As of June 30, 2012, PIMCO High Yield received $164,000 in cash collateral from various counterparties to mitigate counterparty credit risk.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2012, Franklin Mutual Shares, Limited Maturity Bond, and PIMCO High Yield had a net liability position of $223,574, $60,025, and $1,858,158, respectively, on open swaps and forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2012, the Portfolios could have been required to pay this amount in cash to its counterparties. There was no collateral posted as of June 30, 2012 by any Portfolio.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

During the six months ended June 30, 2012, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Franklin Mutual Shares*	$7,565,840	$68,188,797
PIMCO High Yield*	$15,696,501	$57,558,052

*	For the six months ended June 30, 2012, the Portfolios used forward foreign currency contracts primarily to protect their non- U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2012.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

As of June 30, 2012, JPMorgan Small Cap Core Equity had posted $535,000 principal value in U.S. Treasury Notes to the broker for open futures contracts which have been pledged on the Summary Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2012, JPMorgan Small Cap Core Equity and U.S. Stock Index have purchased futures contracts on various equity indexes to increase exposure to equity risk. In addition, Limited Maturity Bond has purchased and sold futures contracts on various bonds and notes to increase exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.

During the six months ended June 30, 2012, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at June 30, 2012.

	Buy	Sell
JPMorgan Small Cap Core Equity	$4,867,933	$—
Limited Maturity Bond	$38,732,648	$17,235,740
U.S. Stock Index	$58,284,180	$—

J. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract. During the six months ended June 30, 2012, Franklin Mutual Shares entered into written options on equity securities to generate income. Please refer to Note 9 for the volume of written options for Franklin Mutual Shares. There were no open written options at June 30, 2012

K. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012, for which a Portfolio is seller of protection are disclosed following the Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2012, Limited Maturity has sold credit protection on credit default swap indices (“CDX”) to gain exposure to the investment grade corporate bond market.

For the six months ended June 30, 2012, PIMCO High Yield has purchased credit protection on CDX swaps to hedge their exposure to both the high yield and investment grade markets. PIMCO High Yield has also sold protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

For the six months ended June 30, 2012, Limited Maturity Bond and PIMCO High Yield had average notional amounts of $6,666,667 and $54,885,698 on credit default swaps to sell protection, respectively. Please refer to the tables following each respective Summary Portfolio of Investments for open credit default swaps at June 30, 2012.

PIMCO High Yield has posted $16,000 in cash and $1,032,000 par value in U.S. Treasury Bills which has been pledged on the Summary Portfolio of Investments as initial margin for the centrally cleared credit default swaps outstanding June 30, 2012.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2012, PIMCO High Yield has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $10,615,199.

For the six months ended June 30, 2012, Limited Maturity Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $6,155,333.

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Limited Maturity Bond and PIMCO High Yield have entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Summary Portfolio of Investments for open interest rate swaps at June 30, 2012.

L. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

M. Securities Lending. The Portfolios may loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, The Bank of New York Mellon (“BNY”) provides each Portfolio indemnification from loss with the respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

N. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

O. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2012, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Large Cap Growth	$236,404,408	$255,973,960
Clarion Real Estate	126,646,125	96,176,851
Franklin Income	81,085,600	90,441,408
Franklin Mutual Shares	65,720,578	84,218,261
JPMorgan Small Cap Core Equity	95,247,187	93,130,470
Large Cap Growth	703,685,422	495,130,109
Large Cap Value	198,717,460	201,178,860
Limited Maturity Bond	77,783,121	51,232,274
PIMCO High Yield	69,539,792	166,490,466
Pioneer Fund	22,923,883	29,031,102
Templeton Global Growth	39,437,104	60,913,900
U.S. Stock Index	117,531,497	89,485,480

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

U.S. government securities not included above were as follows:

	Purchases	Sales
Limited Maturity Bond	$850,133,475	$754,920,720

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Clarion Real Estate, Franklin Income, Large Cap Growth, and Large Cap Value have entered into an investment management agreement (“Investment Management Agreement”) with DSL.

Each Investment Management Agreement compensates the Investment Adviser (collectively, the “Investment Advisers”) with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Clarion Real Estate	0.75% of the first $200 million; 0.70% of the next $550 million; and 0.65% of the amount in excess of $750 million

Franklin Income	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

Large Cap Growth	0.55% on all assets

Large Cap Value	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

With the exception of the Portfolios in the table above, DSL, an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, DSL has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, DSL also is responsible for providing or procuring at DSL’s expense, the services reasonably necessary for the ordinary operation of the Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing and auditing. As compensation for its services under the

Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
BlackRock Large Cap Growth	0.80% of the first $500 million; 0.75% of the next $250 million; 0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% of the amount in excess of $2 billion

Franklin Mutual Shares	0.78% of the first $4 billion; 0.75% of the next $1 billion; 0.73% of the next $1 billion; 0.73% of the next $1 billion; 0.71% of the next $1 billion; and 0.69% of the amount in excess of $8 billion

JPMorgan Small Cap Core Equity	0.900% of the first $200 million; 0.850% of the next $300 million; 0.800% of the next $250 million; and 0.750% of the amount in excess of $750 million

Limited Maturity Bond(1)	0.350% of the first $200 million; 0.300% of the next $300 million; and 0.250% of the amount in excess of $500 million

PIMCO High Yield	0.490%

Pioneer Fund	0.725% of the first $500 million; 0.675% of the next $500 million; and 0.625% of the amount in excess of $1 billion

Templeton Global Growth	0.96% of the first $250 million; 0.86% of the next $250 million; and 0.76% of the amount in excess of $500 million

U.S. Stock Index	0.26%

(1)	The assets of Limited Maturity Bond are aggregated with those of ING Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee.

DSL has contractually agreed to waive a portion of the advisory fee for Clarion Real Estate and effective January 21, 2011 for Large Cap Value. The waiver is calculated as follows:

Waiver = 50% x (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2012, DSL waived $120,321 for Clarion Real Estate.

For the period ended June 30, 2012, DSL waived $6,406 for Large Cap Value.

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

There is no guarantee that these waivers will continue. The agreements will only renew if DSL elects to renew them.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Franklin Income, Large Cap Growth, Large Cap Value and for Clarion Real Estate operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust and the Investment Adviser have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-advisers of each of the Portfolios are as follows (*denotes a Related Party adviser):

Portfolio	Sub-Adviser
BlackRock Large Cap Growth	BlackRock Investment Management, LLC

Clarion Real Estate	CBRE Clarion Securities LLC

Franklin Income	Franklin Advisers, Inc.

Franklin Mutual Shares	Franklin Mutual Advisers LLC

JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

Large Cap Growth	ING Investment Management Co. LLC*

Large Cap Value	ING Investment Management Co. LLC*

Limited Maturity Bond	ING Investment Management Co. LLC*

PIMCO High Yield	Pacific Investment Management Company LLC

Pioneer Fund	Pioneer Investment Management, Inc.

Templeton Global Growth	Templeton Global Advisors Limited

U.S. Stock Index	ING Investment Management Co. LLC*

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the portfolio manager or sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of each Portfolio. The Plan compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IID on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IID at an annual rate of 0.25% of the average daily net assets. IID has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Pursuant to a side agreement, IID agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. There is no guarantee that these waivers will continue.

Each Class ADV share of the respective Portfolios has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IID a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. Pursuant to a side agreement IID agreed to waive 0.22% of the distribution fee for U.S. Stock Index Class ADV shares. There is no guarantee that these waivers will continue.

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Pursuant to an agreement, IID will limit Class S expenses, so that the operating expense limit for BlackRock Large Cap Growth does not exceed 1.04%. The Distributor may, at a later date, recoup from BlackRock Large Cap Growth shareholder service fees waived during the previous 36 months, but only if, after such recoupment, BlackRock Large Cap Growth’s expense ratio does not exceed 1.04%. As of June 30, 2012, $31,400 of such fees are subject to possible recoupment expiring June 30, 2014.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Real Estate	1.25%	0.65%	0.90%	1.05%
Franklin Income	1.39%	0.79%	1.04%	1.19%
Large Cap Growth	1.20%	0.60%	0.85%	1.00%
Large Cap Value	1.29%	0.69%	0.94%	N/A

Each Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by each Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to each Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

The expense limitation agreements are contractual and shall renew automatically unless ING Investments or DSL provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the management agreement.

As of June 30, 2012, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2013	2014	2015	Total
Clarion Real Estate	$—	$—	$1,141,311	$1,141,311
Franklin Income	322,184	—	—	322,184

	June 30,
	2013	2014	2015	Total
Large Cap Growth	$—	$410,973	$968,189	$1,379,162
Large Cap Value	177,194	190,615	338,814	706,623

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2012, the following ING Portfolio or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary/ING Portfolio	Portfolios	Percentage
ING Franklin Templeton Founding Strategy Portfolio	Franklin Income	31.35%
	Franklin Mutual Shares	57.26
	Templeton Global Growth	51.88

ING Life Insurance and Annuity Company	BlackRock Large Cap Growth	47.10
	Clarion Real Estate	30.59
	JPMorgan Small Cap Core Equity	14.17
	Large Cap Growth	43.44
	Large Cap Value	65.11
	PIMCO High Yield	16.93
	Pioneer Fund	35.66
	U.S. Stock Index	9.99

ING National Trust	Clarion Real Estate	6.77
	JPMorgan Small Cap Core Equity	6.89
	Large Cap Growth	9.56
	Limited Maturity Bond	8.75
	PIMCO High Yield	6.60

ING Retirement Growth Portfolio	U.S. Stock Index	32.70

ING Retirement Moderate Growth Portfolio	U.S. Stock Index	21.31

ING Retirement Moderate Portfolio	U.S. Stock Index	10.36

ING Solution 2015 Portfolio	Limited Maturity Bond	15.34

ING Solution 2025 Portfolio	Limited Maturity Bond	21.39

ING Solution 2035 Portfolio	Limited Maturity Bond	6.11

ING Solution Income Portfolio	Limited Maturity Bond	5.01

ING Strategic Allocation Growth Portfolio	Large Cap Value	5.51

43

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Subsidiary/ING Portfolio	Portfolios	Percentage
ING USA Annuity and Life Insurance Company	BlackRock Large Cap Growth	42.37%
	Clarion Real Estate	49.13
	Franklin Income	60.49
	Franklin Mutual Shares	39.66
	JPMorgan Small Cap Core Equity	60.13
	Large Cap Growth	19.83
	Large Cap Value	20.88
	Limited Maturity Bond	21.08
	PIMCO High Yield	66.24
	Pioneer Fund	58.84
	Templeton Global Growth	46.23
ReliaStar Life Insurance Company	JPMorgan Small Cap Core Equity	10.85
	Large Cap Growth	8.43
	Limited Maturity Bond	9.54

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Unified/ Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
BlackRock Large Cap Growth	$221,243	$—	$37,029	$258,272
Clarion Real Estate	376,419	52,602	122,977	551,998
Franklin Income	405,840	64,224	114,530	584,594
Franklin Mutual Shares	275,843	—	39,600	315,443
JPMorgan Small Cap Core Equity	298,123	—	80,334	378,457
Large Cap Growth	595,936	108,351	165,142	869,429
Large Cap Value	175,029	26,927	15,927	217,883
Limited Maturity Bond	76,597	—	43,753	120,350
PIMCO High Yield	340,086	—	174,949	515,035
Pioneer Fund	45,969	—	10,319	56,288
Templeton Global Growth	356,955	—	47,528	404,483
U.S. Stock Index	884,671	—	42,782	927,453

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2012, as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Large Cap Growth	13	$1,511,923	1.25%
Franklin Income	1	2,435,000	1.23
JPMorgan Small Cap Core Equity	4	1,143,750	1.23
Large Cap Growth	3	2,485,000	1.27
Large Cap Value	6	7,950,833	1.29
PIMCO High Yield	2	1,107,500	1.29
Pioneer Fund	4	620,000	1.31
Templeton Global Growth	2	1,640,000	1.29
U.S. Stock Index	4	4,385,000	1.30

NOTE 9 — WRITTEN OPTIONS

Transactions in written options on equities for Franklin Mutual Shares during the period ended June 30, 2012 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/11	10	$20,250
Options Written	23	2,953
Options Terminated in Closing Purchase Transactions	(10)	(20,250)
Options Expired	(23)	(2,953)

Balance at 06/30/2012	—	$—

44

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Large Cap Growth
Class ADV
6/30/2012	179,657	—	—	(88,170)	91,487	1,873,329	—	—	(916,348)	956,981
12/31/2011	516,088	—	1,738	(296,608)	221,218	5,039,678	—	18,107	(2,815,726)	2,242,059
Class I
6/30/2012	496,428	—	—	(1,071,599)	(575,171)	5,415,692	—	—	(11,279,018)	(5,863,326)
12/31/2011	1,617,823	—	96,029	(2,626,083)	(912,231)	16,997,541	—	1,027,509	(26,293,633)	(8,268,583)
Class S
6/30/2012	1,373,907	—	—	(2,244,793)	(870,886)	14,628,844	—	—	(23,845,330)	(9,216,486)
12/31/2011	5,475,605	—	65,474	(4,836,869)	704,210	56,742,409	—	697,298	(46,478,214)	10,961,493
Class S2
6/30/2012	107,250	—	—	(72,178)	35,072	1,130,586	—	—	(746,841)	383,745
12/31/2011	377,839	—	1,846	(312,344)	67,341	3,758,385	—	19,421	(3,089,419)	688,387
Clarion Real Estate
Class ADV
6/30/2012	436,627	—	—	(76,245)	360,382	10,795,206	—	—	(1,855,265)	8,939,941
12/31/2011	740,100	—	13,229	(95,493)	657,836	16,594,600	—	310,080	(2,070,110)	14,834,570
Class I
6/30/2012	1,709,395	—	—	(470,475)	1,238,920	45,497,353	—	—	(12,239,680)	33,257,673
12/31/2011	1,510,582	—	42,410	(1,221,956)	331,036	35,962,917	—	1,026,754	(28,871,336)	8,118,335
Class S
6/30/2012	745,182	—	—	(1,557,107)	(811,925)	18,852,189	—	—	(39,600,942)	(20,748,753)
12/31/2011	1,249,846	—	243,718	(3,393,265)	(1,899,701)	28,855,738	—	5,893,092	(77,835,840)	(43,087,010)
Class S2
6/30/2012	91,253	—	—	(93,627)	(2,374)	2,321,227	—	—	(2,382,601)	(61,374)
12/31/2011	117,795	—	10,581	(130,227)	(1,851)	2,689,032	—	254,789	(2,968,890)	(25,069)
Franklin Income
Class ADV
6/30/2012	551,897	—	—	(70,578)	481,319	5,458,749	—	—	(696,225)	4,762,524
12/31/2011	996,407	—	82,816	(64,636)	1,014,587	9,941,995	—	814,083	(588,084)	10,167,994
Class I
6/30/2012	1,398,990	—	—	(3,076,659)	(1,677,669)	14,109,771	—	—	(31,195,934)	(17,086,163)
12/31/2011	1,755,845	—	1,706,006	(6,802,254)	(3,340,403)	17,654,059	—	17,128,305	(67,165,020)	(32,382,656)
Class S
6/30/2012	1,884,356	—	—	(3,205,347)	(1,320,991)	18,990,448	—	—	(32,213,644)	(13,223,196)
12/31/2011	5,498,603	—	2,804,808	(6,072,741)	2,230,670	56,118,747	—	28,020,031	(59,899,155)	24,239,623
Class S2
6/30/2012	69,767	—	—	(75,187)	(5,420)	693,835	—	—	(754,928)	(61,093)
12/31/2011	153,867	—	49,958	(173,467)	30,358	1,540,709	—	498,580	(1,719,528)	319,761

45

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Franklin Mutual Shares
Class ADV
6/30/2012	71,937	—	—	(104,528)	(32,591)	570,504	—	—	(822,980)	(252,476)
12/31/2011	424,500	—	26,773	(68,928)	382,345	3,391,801	—	212,845	(514,898)	3,089,748
Class I
6/30/2012	576,305	—	—	(2,524,496)	(1,948,191)	4,623,358	—	—	(20,405,564)	(15,782,206)
12/31/2011	1,505,914	—	1,282,087	(5,922,557)	(3,134,556)	12,041,442	—	10,359,263	(46,561,431)	(24,160,726)
Class S
6/30/2012	291,369	—	—	(1,892,166)	(1,600,797)	2,366,048	—	—	(15,274,687)	(12,908,639)
12/31/2011	639,005	—	843,032	(3,464,446)	(1,982,409)	5,118,500	—	6,803,272	(27,712,131)	(15,790,359)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2012	636,196	—	—	(120,942)	515,254	8,810,330	—	—	(1,677,758)	7,132,572
12/31/2011	756,191	—	3,363	(136,677)	622,877	9,783,403	—	46,477	(1,776,169)	8,053,711
Class I
6/30/2012	242,042	—	—	(388,970)	(146,928)	3,467,482	—	—	(5,504,344)	(2,036,862)
12/31/2011	217,193	—	32,100	(1,109,536)	(860,243)	2,919,697	—	455,502	(14,790,714)	(11,415,515)
Class S
6/30/2012	2,955,336	—	—	(3,605,017)	(649,681)	41,291,347	—	—	(50,602,638)	(9,311,291)
12/31/2011	5,952,577	—	66,890	(7,056,055)	(1,036,588)	77,994,962	—	942,486	(94,721,327)	(15,783,879)
Class S2
6/30/2012	110,143	—	—	(178,094)	(67,951)	1,538,367	—	—	(2,471,426)	(933,059)
12/31/2011	297,349	—	5,192	(511,585)	(209,044)	4,018,103	—	72,639	(6,762,989)	(2,672,247)
Large Cap Growth
Class ADV
6/30/2012	4,950,453	—	—	(252,897)	4,697,556	67,143,069	—	—	(3,417,638)	63,725,431
12/31/2011	4,427,209	647,388	215,579	(177,592)	5,112,584	55,988,136	8,443,323	2,759,409	(2,231,915)	64,958,953
Class I
6/30/2012	7,374,979	—	—	(3,596,111)	3,778,868	105,930,988	—	—	(49,896,069)	56,034,919
12/31/2011	8,138,237	21,014,358	2,931,127	(5,161,244)	26,922,478	97,116,145	282,828,352	38,896,053	(68,560,573)	350,279,977
Class S
6/30/2012	8,002,616	—	—	(2,297,733)	5,704,883	112,049,091	—	—	(32,015,027)	80,034,064
12/31/2011	12,160,059	8,085,101	1,444,163	(4,722,525)	16,966,798	156,023,594	107,781,944	18,961,865	(61,269,928)	221,497,475
Class S2
6/30/2012	1,003,546	—	—	(213,590)	789,956	13,960,447	—	—	(2,975,786)	10,984,661
12/31/2011	1,047,442	201	36,366	(117,562)	966,447	13,593,986	2,673	476,393	(1,561,718)	12,511,334
Large Cap Value
Class ADV
6/30/2012	81,376	—	—	(22,182)	59,194	707,004	—	—	(190,046)	516,958
12/31/2011	165,802	213,674	2,877	(86,417)	295,936	1,359,360	1,749,211	23,623	(692,863)	2,439,331
Class I
6/30/2012	1,529,775	—	—	(1,789,963)	(260,188)	13,713,598	—	—	(15,615,231)	(1,901,633)
12/31/2011	4,130,915	11,562,091	280,701	(3,663,999)	12,309,708	27,410,385	94,944,537	2,318,590	(29,703,468)	94,970,044

46

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Large Cap Value (continued)
Class S
6/30/2012	3,054,207	—	—	(2,968,678)	85,529	25,783,555	—	—	(25,958,163)	(174,608)
12/31/2011	2,637,769	7,527,075	78,354	(2,062,060)	8,181,138	20,971,174	61,400,774	642,497	(15,971,908)	67,042,537
Limited Maturity Bond
Class ADV
6/30/2012	642,047	—	—	(201,675)	440,372	6,373,703	—	—	(2,002,108)	4,371,595
12/31/2011	1,719,678	—	59,662	(199,301)	1,580,039	17,262,412	—	591,846	(1,990,737)	15,863,521
Class I
6/30/2012	18,076,732	—	—	(4,442,643)	13,634,089	183,585,520	—	—	(45,155,449)	138,430,071
12/31/2011	1,044,882	—	156,724	(3,835,869)	(2,634,263)	10,723,023	—	1,584,477	(39,357,413)	(27,049,913)
Class S
6/30/2012	215,420	—	—	(1,614,038)	(1,398,618)	2,196,989	—	—	(16,455,081)	(14,258,092)
12/31/2011	1,448,673	—	519,353	(3,915,682)	(1,947,656)	14,905,335	—	5,276,626	(40,306,890)	(20,124,929)
PIMCO High Yield
Class ADV
6/30/2012	1,483,258	—	187,992	(243,026)	1,428,224	15,104,839	—	1,916,732	(2,460,930)	14,560,641
12/31/2011	2,981,334	—	270,514	(753,583)	2,498,265	30,406,943	—	2,725,269	(7,614,520)	25,517,692
Class I
6/30/2012	6,336,349	—	600,379	(23,178,319)	(16,241,591)	64,338,242	—	6,125,844	(236,781,066)	(166,316,980)
12/31/2011	15,237,469	—	1,575,510	(18,285,846)	(1,472,867)	150,920,138	—	15,931,440	(185,990,386)	(19,138,808)
Class S
6/30/2012	8,580,696	—	2,272,278	(4,849,682)	6,003,292	87,328,526	—	23,168,782	(49,198,583)	61,298,725
12/31/2011	13,125,172	—	4,513,030	(16,503,109)	1,135,093	132,308,070	—	45,650,363	(165,790,155)	12,168,278
Class S2
6/30/2012	124,736	—	8,840	(29,767)	103,809	1,263,635	—	90,251	(303,567)	1,050,319
12/31/2011	247,930	—	8,998	(27,192)	229,736	2,539,987	—	89,720	(274,127)	2,355,580
Pioneer Fund
Class ADV
6/30/2012	17,712	—	—	(9,095)	8,617	198,271	—	—	(99,547)	98,724
12/31/2011	64,705	—	1,079	(24,859)	40,925	730,644	—	11,460	(262,132)	479,972
Class I
6/30/2012	135,812	—	—	(313,931)	(178,119)	1,470,683	—	—	(3,406,497)	(1,935,814)
12/31/2011	343,432	—	48,343	(650,841)	(259,066)	3,806,375	—	511,243	(7,166,950)	(2,849,332)
Class S
6/30/2012	76,887	—	—	(487,404)	(410,517)	846,338	—	—	(5,377,215)	(4,530,877)
12/31/2011	499,289	—	69,316	(1,286,961)	(718,356)	5,532,075	—	736,030	(14,227,083)	(7,958,978)
Templeton Global Growth
Class ADV
6/30/2012	391	—	—	—	391	4,457	—	—	—	4,457
12/31/2011	—	—	—	—	—	—	—	—	—	—

47

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Templeton Global Growth (continued)
Class I
6/30/2012	1,490,388	—	—	(2,609,490)	(1,119,102)	16,116,050	—	—	(29,095,329)	(12,979,279)
12/31/2011	3,138,882	—	426,528	(4,936,352)	(1,370,942)	33,046,975	—	4,981,843	(55,078,156)	(17,049,338)
Class S
6/30/2012	66,719	—	—	(1,639,709)	(1,572,990)	737,093	—	—	(18,233,817)	(17,496,724)
12/31/2011	1,932,215	—	371,326	(5,962,729)	(3,659,188)	22,316,321	—	4,355,652	(65,682,999)	(39,011,026)
Class S2
6/30/2012	14,766	—	—	(14,429)	337	169,134	—	—	(158,509)	10,625
12/31/2011	16,829	—	5,301	(69,901)	(47,771)	187,061	—	61,803	(792,227)	(543,363)
U.S. Stock Index
Class ADV
6/30/2012	1,475,056	—	—	(190,828)	1,284,228	16,193,020	—	—	(2,088,272)	14,104,748
12/31/2011	1,817,171	—	116,256	(235,222)	1,698,205	19,091,039	—	1,227,866	(2,501,520)	17,817,385
Class I
6/30/2012	28,044,686	—	—	(34,935,767)	(6,891,081)	313,339,539	—	—	(391,640,310)	(78,300,771)
12/31/2011	123,359,760	—	21,619,177	(108,582,103)	36,396,834	1,289,626,199	—	232,685,889	(1,158,019,953)	364,292,135
Class S
6/30/2012	574,132	—	—	(1,064,088)	(489,956)	6,364,814	—	—	(12,316,662)	(5,951,848)
12/31/2011	705,379	—	158,073	(524,696)	338,756	7,708,131	—	1,695,385	(5,706,127)	3,697,389
Class S2
6/30/2012	1,254,595	—	—	(1,034,988)	219,607	13,892,734	—	—	(11,532,382)	2,360,352
12/31/2011	3,140,684	—	254,375	(918,279)	2,476,780	32,886,538	—	2,707,205	(9,922,792)	25,670,951

NOTE 11 — REORGANIZATIONS

On January 22, 2011, Large Cap Growth (“Acquiring Portfolio”) acquired all of the net assets of ING Legg Mason ClearBridge Aggressive Growth Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on January 11, 2011. The purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2012, are as follows:

Net investment income	$6,695,528
Net realized and unrealized gain on investments	$22,530,036
Net increase in net assets resulting from operations	$29,225,564

48

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 11 — REORGANIZATIONS (continued)

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since January 22, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Large Cap Growth	ING Legg Mason ClearBridge Aggressive Growth Portfolio	$399,056	$451,129	$—	$9,148	2.7771

The net assets of Large Cap Growth after the acquisition were $850,184,801.

On January 22, 2011, Large Cap Value (“Acquiring Portfolio”) acquired all of the net assets of ING Lord Abbett Growth and Income Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on January 11, 2011. The purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2012, are as follows:

Net investment income	$8,432,148
Net realized and unrealized gain on investments	$8,385,117
Net increase in net assets resulting from operations	$16,817,265

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since January 22, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Large Cap Value	ING Lord Abbett Growth and Income Portfolio	$158,095	$145,109	$40,529	$4,076	1.1202

The net assets of Large Cap Value after the acquisition were $303,203,745.

NOTE 12 — SECURITIES LENDING

Under an agreement with BNY the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolios’ indemnification from loss with respect to the investment of collateral provided that

49

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING (continued)

the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

At June 30, 2012, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
BlackRock Large Cap Growth	$3,344,348	$3,439,385
Franklin Income	28,451,759	29,279,866
JPMorgan Small Cap Core Equity	28,506,647	29,325,361
Large Cap Value	1,770,455	1,816,579
Limited Maturity Bond	2,046,496	2,096,716
PIMCO High Yield	62,628,568	64,726,135
Templeton Global Growth	5,311,239	5,570,221
U.S. Stock Index	12,089,287	12,426,372

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Clarion Real Estate is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios investments.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of

50

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS (continued)

investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investment by Funds-of-Funds (U.S. Stock Index). As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of the Portfolio may be purchased by other investment companies. In some cases an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies. It will not purchase securities of other investment companies except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	Ordinary Income	Ordinary Income	Long-term Capital Gains
BlackRock Large Cap Growth	$—	$1,762,335	$—
Clarion Real Estate	—	7,484,715	—
Franklin Income	—	46,460,999	—
Franklin Mutual Shares	—	17,375,380	—
JPMorgan Small Cap Core Equity	—	1,517,104	—
Large Cap Growth	—	28,377,206	32,716,514
Large Cap Value	—	2,984,710	—
Limited Maturity Bond	—	7,452,949	—
PIMCO High Yield	31,316,005	64,416,436	—
Pioneer Fund	—	1,258,733	—
Templeton Global Growth	—	9,399,307	—
U.S. Stock Index	—	110,987,612	127,328,733

51

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 14  — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
BlackRock Large Cap Growth	$2,087,937	$—	$11,467,359	$(57,925,912)	Short-term	2016
				(9,163,641)	Short-term	2017

				$(67,089,553)

Clarion Real Estate	6,666,011	—	95,645,720	(333,691,717)	Short-term	2017
Franklin Income	47,902,234	—	(57,687,892)	(20,607,036)	Short-term	2016
				(41,925,368)	Short-term	2017

				$(62,532,404)

Franklin Mutual Shares	7,591,162	—	4,274,691	(45,928,660)	Short-term	2016
				(52,094,547)	Short-term	2017
				(1,241,056)	Long-term	None

				$(99,264,263)

JPMorgan Small Cap Core Equity	835,137	—	36,422,265	(19,747,865)	Short-term	2017
Large Cap Growth	8,144,294	11,809,390	59,616,232	—	—	—
Large Cap Value	8,339,065	—	3,785,426	(39,529,985)	Short-term	2016
				(22,962,480)	Short-term	2017

				$(62,492,465)

Limited Maturity Bond	3,229,210	—	(480,715)	(6,703,581)	Short-term	2017
PIMCO High Yield	8,848,946	—	20,349,713	(76,179,420)	Short-term	2017
Pioneer Fund	147,110	—	8,239,721	(3,621,782)	Short-term	2016
				(7,475,143)	Short-term	2017

				$(11,096,925)

Templeton Global Growth	10,428,694	—	(92,161,121)	(28,389,431)	Short-term	2017
U.S. Stock Index	10,640,670	115,435,067	382,714,059	—	—	—

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
BlackRock Large Cap Growth
Class ADV	$0.0309	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.0781	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.0522	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.0414	$—	$—	July 17, 2012	July 13, 2012

Clarion Real Estate
Class ADV	$0.2420	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.3192	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.2561	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.2299	$—	$—	July 17, 2012	July 13, 2012

52

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date

Franklin Income
Class ADV	$0.6029	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.6379	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.6122	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.5986	$—	$—	July 17, 2012	July 13, 2012

Franklin Mutual Shares
Class ADV	$0.1095	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.1499	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.1276	$—	$—	July 17, 2012	July 13, 2012

JPMorgan Small Cap Core Equity
Class ADV	$0.0160	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.0565	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.0237	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.0019	$—	$—	July 17, 2012	July 13, 2012

Large Cap Growth
Class ADV	$0.0563	$0.0128	$0.1171	July 17, 2012	July 13, 2012
Class I	$0.0773	$0.0128	$0.1171	July 17, 2012	July 13, 2012
Class S	$0.0562	$0.0128	$0.1171	July 17, 2012	July 13, 2012
Class S2	$0.0635	$0.0128	$0.1171	July 17, 2012	July 13, 2012

Large Cap Value
Class ADV	$0.1872	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.2223	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.2044	$—	$—	July 17, 2012	July 13, 2012

Limited Maturity Bond
Class ADV	$0.0777	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.1116	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.0813	$—	$—	July 17, 2012	July 13, 2012

PIMCO High Yield
Class ADV	$0.0528	$—	$—	August 1, 2012	Daily
Class I	$0.0581	$—	$—	August 1, 2012	Daily
Class S	$0.0559	$—	$—	August 1, 2012	Daily
Class S2	$0.0546	$—	$—	August 1, 2012	Daily

Pioneer Fund
Class ADV	$0.0206	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.0206	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.0206	$—	$—	July 17, 2012	July 13, 2012

Templeton Global Growth
Class ADV	$0.2340	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.2476	$—	$—	July 17, 2012	July 13, 2012
Class S	$0.2142	$—	$—	July 17, 2012	July 13, 2012
Class S2	$0.1998	$—	$—	July 17, 2012	July 13, 2012

U.S. Stock Index
Class ADV	$0.0220	$0.0065	$0.3082	July 17, 2012	July 13, 2012
Class I	$0.0220	$0.0065	$0.3082	July 17, 2012	July 13, 2012
Class S	$0.0220	$0.0065	$0.3082	July 17, 2012	July 13, 2012
Class S2	$0.0220	$0.0065	$0.3082	July 17, 2012	July 13, 2012

53

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

On January 12, 2012, the Board approved a proposal to reorganize ING American Funds Growth Portfolio (the “Disappearing Portfolio”), which is not included in this report, with and into Large Cap Growth (the “Reorganization”). Shareholder approval of the proposed Reorganization was obtained, and the Reorganization took place on July 21, 2012. In conjunction with the Reorganization, effective July 21,

2012, additional 12b-1 waivers were implemented for Class ADV of Large Cap Growth.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the previous, no such subsequent events were identified.

54

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification

as of June 30, 2012

(as a percentage of net assets)

Information Technology	31.2%
Consumer Discretionary	18.9%
Health Care	15.4%
Industrials	13.4%
Consumer Staples	8.2%
Energy	4.9%

Materials	2.8%
Telecommunication Services	1.6%
Financials	1.2%
Assets in Excess of Other Liabilities*	2.4%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 18.9%
48,450		Advance Auto Parts, Inc.	$3,305,259	1.0
106,200	@	Apollo Group, Inc. - Class A	3,843,378	1.1
96,950	@	Big Lots, Inc.	3,954,590	1.1
125,800		Brinker International, Inc.	4,009,246	1.2
116,550	@	DIRECTV	5,689,971	1.7
124,750		Dish Network Corp. - Class A	3,561,612	1.0
87,600		Expedia, Inc.	4,210,932	1.2
218,750		H&R Block, Inc.	3,495,625	1.0
334,150		Interpublic Group of Cos., Inc.	3,625,528	1.1
55,873	@,L	ITT Educational Services, Inc.	3,394,285	1.0
101,050		Macy’s, Inc.	3,471,068	1.0
91,850		McGraw-Hill Cos., Inc.	4,133,250	1.2
79,400		Nordstrom, Inc.	3,945,386	1.1
59,800		Petsmart, Inc.	4,077,164	1.2
64,950		Time Warner Cable, Inc.	5,332,395	1.5
112,450		Other Securities	5,502,893	1.5
			65,552,582	18.9
		Consumer Staples: 8.2%
51,700		Coca-Cola Co.	4,042,423	1.2
186,750		Kroger Co.	4,330,732	1.2
125,800		Philip Morris International, Inc.	10,977,308	3.2
117,500		Wal-Mart Stores, Inc.	8,192,100	2.4
16,500		Other Securities	797,445	0.2
			28,340,008	8.2

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: 4.9%
47,400		Apache Corp.	$4,165,986	1.2
41,250		Chevron Corp.	4,351,875	1.3
40,750		ExxonMobil Corp.	3,486,977	1.0
279,450		Other Securities	4,869,441	1.4
			16,874,279	4.9
		Financials: 1.2%
119,650		Discover Financial Services	4,137,497	1.2

		Health Care: 15.4%
131,000		Abbott Laboratories	8,445,570	2.4
115,550		AmerisourceBergen Corp.	4,546,893	1.3
101,050		Cardinal Health, Inc.	4,244,100	1.2
104,150		Eli Lilly & Co.	4,469,076	1.3
144,350		HCA Holdings, Inc.	4,392,571	1.3
57,750		McKesson Corp.	5,414,062	1.6
111,400		Patterson Cos., Inc.	3,839,958	1.1
63,900		UnitedHealth Group, Inc.	3,738,150	1.1
436,250		Other Securities	14,218,615	4.1
			53,308,995	15.4
		Industrials: 13.4%
208,400	@	Aecom Technology Corp.	3,428,180	1.0
84,550		Boeing Co.	6,282,065	1.8
91,850		Chicago Bridge & Iron Co. NV	3,486,626	1.0
47,400	@	Copa Holdings S.A.	3,909,552	1.1
228,000		Covanta Holding Corp.	3,910,200	1.1
42,250		Cummins, Inc.	4,094,448	1.2
323,900	@	Delta Airlines, Inc.	3,546,705	1.0
84,500		Ingersoll-Rand PLC	3,564,210	1.0

See Accompanying Notes to Financial Statements

55

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
53,650		Lockheed Martin Corp.	$4,671,842	1.4
47,400		Parker Hannifin Corp.	3,644,112	1.1
140,879		Other Securities	5,707,647	1.7
			46,245,587	13.4
		Information Technology: 31.2%
97,000		Accenture PLC	5,828,730	1.7
31,000	@	Alliance Data Systems Corp.	4,185,000	1.2
41,100	@	Apple, Inc.	24,002,400	6.9
340,350	@	Dell, Inc.	4,261,182	1.2
71,200		DST Systems, Inc.	3,866,872	1.1
22,125	@	Google, Inc. - Class A	12,834,049	3.7
80,450		International Business Machines Corp.	15,734,411	4.5
157,800		Lender Processing Services, Inc.	3,989,184	1.2
509,500		Microsoft Corp.	15,585,605	4.5
316,650		SAIC, Inc.	3,837,798	1.1
251,700	@	Symantec Corp.	3,677,337	1.1
243,350		Western Union Co.	4,098,014	1.2
353,595		Other Securities	6,110,048	1.8
			108,010,630	31.2
		Materials: 2.8%
18,400		CF Industries Holdings, Inc.	3,564,816	1.0
141,300		Other Securities	6,231,421	1.8
			9,796,237	2.8
		Telecommunication Services: 1.6%
124,750		Verizon Communications, Inc.	5,543,890	1.6
		Total Common Stock (Cost $309,451,471)	337,809,705	97.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateralcc(1): 1.0%
439,385	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $439,392, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $448,173, due 05/01/32-06/01/42)	$439,385	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42-02/20/61)	1,000,000	0.3
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.3

See Accompanying Notes to Financial Statements

56

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 10/01/14-02/25/44)	$1,000,000	0.3
		3,439,385	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
6,492,917	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $6,492,917)	$6,492,917	1.9
	Total Short-Term Investments (Cost $9,932,302)	9,932,302	2.9

	Total Investments in Securities (Cost $319,383,773)	$347,742,007	100.5
	Liabilities in Excess of Other Assets	(1,790,943)	(0.5)

	Net Assets	$345,951,064	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $319,990,393.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,139,656
Gross Unrealized Depreciation	(10,388,042)

Net Unrealized Appreciation	$27,751,614

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$337,809,705	$—	$—	$337,809,705
Short-Term Investments	6,492,917	3,439,385	—	9,932,302

Total Investments, at fair value	$344,302,622	$3,439,385	$—	$347,742,007

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

57

ING CLARION REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification as of June 30, 2012

(as a percentage of net assets)

Financials	99.4%

Assets in Excess of Other Liabilities*	0.6%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 99.4%
	Financials: 99.4%
32,371	Alexandria Real Estate Equities, Inc.	$2,354,019	0.4
101,400	American Campus Communities, Inc.	4,560,972	0.7
66,400	American Tower Corp.	4,642,024	0.7
206,992	AvalonBay Communities, Inc.	29,285,228	4.4
332,896	Boston Properties, Inc.	36,075,940	5.4
293,420	BRE Properties, Inc.	14,676,868	2.2
348,500	CBL & Associates Properties, Inc.	6,809,690	1.0
337,600	Colonial Properties Trust	7,474,464	1.1
338,700	CubeSmart	3,952,629	0.6
781,400	DDR Corp.	11,439,696	1.7
110,857	Digital Realty Trust, Inc.	8,322,035	1.2
529,100	Douglas Emmett, Inc.	12,222,210	1.8
744,900	Duke Realty Corp.	10,905,336	1.6
514,971	Equity Residential	32,113,592	4.8
93,300	Essex Property Trust, Inc.	14,360,736	2.1
129,988	Federal Realty Investment Trust	13,530,451	2.0
1,056,053	General Growth Properties, Inc.	19,103,999	2.9
535,052	HCP, Inc.	23,622,546	3.5
433,000	Health Care Real Estate Investment Trust, Inc.	25,243,900	3.8
281,100	Healthcare Realty Trust, Inc.	6,701,424	1.0
234,147	Highwoods Properties, Inc.	7,879,047	1.2
1,731,168	Host Hotels & Resorts, Inc.	27,387,078	4.1
250,200	Kilroy Realty Corp.	12,112,182	1.8
1,023,478	Kimco Realty Corp.	19,476,786	2.9
242,400	LaSalle Hotel Properties	7,063,536	1.1

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Financials: (continued)
386,945	Liberty Property Trust	$14,255,054	2.1
384,823	Macerich Co.	22,723,798	3.4
114,700	Pebblebrook Hotel Trust	2,673,657	0.4
269,200	Post Properties, Inc.	13,177,340	2.0
743,284	ProLogis, Inc.	24,699,327	3.7
212,264	Public Storage, Inc.	30,653,044	4.6
498,571	Simon Property Group, Inc.	77,607,562	11.6
281,354	SL Green Realty Corp.	22,575,845	3.4
63,300	Starwood Hotels & Resorts Worldwide, Inc.	3,357,432	0.5
143,698	Tanger Factory Outlet Centers, Inc.	4,605,521	0.7
191,674	Taubman Centers, Inc.	14,789,566	2.2
721,603	UDR, Inc.	18,646,221	2.8
497,795	Ventas, Inc.	31,420,820	4.7
260,433	Vornado Realty Trust	21,871,163	3.3
	Total Common Stock (Cost $493,186,167)	664,372,738	99.4

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
7,802,118	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,802,118)	7,802,118	1.2
	Total Short-Term Investments (Cost $7,802,118)	7,802,118	1.2

	Total Investments in Securities (Cost $500,988,285)	$672,174,856	100.6
	Liabilities in Excess of Other Assets	(3,775,434)	(0.6)

	Net Assets	$668,399,422	100.0

See Accompanying Notes to Financial Statements

58

ING CLARION REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $526,085,251.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$171,267,719
Gross Unrealized Depreciation	(25,178,114)

Net Unrealized Appreciation	$146,089,605

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$664,372,738	$—	$—	$664,372,738
Short-Term Investments	7,802,118	—	—	7,802,118

Total Investments, at fair value	$672,174,856	$—	$—	$672,174,856

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

59

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation as of June 30, 2012

(as a percentage of net assets)

Corporate Bonds/Notes	51.1%
Common Stock	38.9%
Preferred Stock	4.6%
Collateralized Mortgage Obligations	0.3%
Structured Products	0.3%

Warrants	0.1%
Assets in Excess of Other Liabilities*	4.7%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 51.1%
		Consumer Discretionary: 10.6%
1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	$1,962,000	0.2
1,200,000	#	Caesars Operating Escrow LLC / Caesars Escrow Corp., 8.500%, 02/15/20	1,212,000	0.1
5,867,024		CCH II, LLC / CCH II Capital Corp., 13.500%, 11/30/16	6,556,399	0.8
2,000,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17	2,165,000	0.3
4,466,250		Chrysler Group LLC - Term Loan B, 6.000%, 05/24/17	4,505,053	0.6
4,300,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,439,750	0.6
8,035,944		Clear Channel Communications, Inc., 3.895%, 11/13/15	6,412,435	0.8
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	4,637,500	0.6
3,000,000	#	CSC Holdings LLC, 6.750%, 11/15/21	3,210,000	0.4
5,000,000		Cumulus Media, Inc., 7.500%, 03/01/19	5,012,500	0.6
3,000,000	#	Landry’s, Inc., 9.375%, 05/01/20	3,063,750	0.4

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
2,100,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 8.125%, 12/01/17	$2,268,000	0.3
EUR 2,750,000	#	UPC Germany GmbH, 8.125%, 12/01/17	3,741,141	0.5
EUR 1,500,000	#	UPC Germany GmbH, 9.625%, 12/01/19	2,073,842	0.2
2,000,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	2,100,000	0.3
30,408,864		Other Securities(a)	31,664,475	3.9
			85,023,845	10.6
		Consumer Staples: 0.7%
800,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	780,000	0.1
4,300,000		Other Securities(a)	4,631,000	0.6
			5,411,000	0.7
		Energy: 5.8%
6,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	6,150,000	0.8
6,300,000	L	Chesapeake Energy Corp., 6.875%, 08/15/18-11/15/20	6,270,000	0.8

See Accompanying Notes to Financial Statements

60

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	2,500,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	$2,593,750	0.3
	919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	884,537	0.1
	1,000,000	#	Peabody Energy Corp., 6.250%, 11/15/21	995,000	0.1
	1,000,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	997,500	0.1
	1,000,000	#,±	Petroplus Finance Ltd., 6.750%, 05/01/14	125,000	0.0
	1,500,000	#,±	Petroplus Finance Ltd., 7.000%, 05/01/17	187,500	0.0
	1,500,000	#,±	Petroplus Finance Ltd., 9.375%, 09/15/19	187,500	0.1
	2,600,000	#	Samson Investment Co., 9.750%, 02/15/20	2,590,250	0.3
	4,000,000	#	SandRidge Energy, Inc., 8.000%, 06/01/18	4,070,000	0.5
	3,200,000		SandRidge Energy, Inc., 9.875%, 05/15/16	3,520,000	0.4
	18,500,000		Other Securities(a)	18,258,251	2.3
				46,829,288	5.8
			Financials: 6.9%
	3,500,000		Ally Financial, Inc., 6.250%-8.000%, 12/01/17-03/15/20	3,945,043	0.5
	1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,575,840	0.2
EUR	900,000	#	Boparan Holdings Ltd., 9.750%, 04/30/18	1,201,595	0.2
GBP	1,000,000	#	Boparan Holdings Ltd., 9.875%, 04/30/18	1,632,707	0.2
	10,000,000	#	CIT Group, Inc., 7.000%, 05/02/16	10,037,500	1.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
3,263,243	#	CIT Group, Inc., 7.000%, 05/02/17	$3,273,440	0.4
1,500,000	#	Forest City Enterprises, Inc., 4.250%, 08/15/18	1,488,750	0.2
12,500,000		JPMorgan Chase & Co., 7.900%, 04/29/49	13,751,200	1.7
2,000,000	#	Liberty Mutual Group, Inc., 10.750%, 06/15/58	2,740,000	0.3
2,000,000	#	M&T Bank Corp., 6.875%, 12/29/49	2,012,236	0.3
1,400,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 08/15/19	1,522,500	0.2
500,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 02/15/21	477,500	0.0
1,300,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	1,350,375	0.2
1,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	1,038,750	0.1
2,500,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	2,550,000	0.3
6,000,000		Other Securities	6,269,000	0.8
			54,866,436	6.9
		Health Care: 4.0%
6,600,000		HCA, Inc., 6.500%-7.500%, 02/15/20-02/15/22	7,189,250	0.9
600,000	#	Health Management Associates, Inc., 7.375%, 01/15/20	641,250	0.1

See Accompanying Notes to Financial Statements

61

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
5,000,000		Tenet Healthcare Corp., 9.250%, 02/01/15	$5,587,500	0.7
1,181,788	#	Tenet Healthcare Corp., 6.250%, 11/01/18	1,229,060	0.1
1,255,440	#	Tenet Healthcare Corp., 8.000%, 08/01/20	1,302,519	0.2
4,250,000		Tenet Healthcare Corp., 8.000%-10.000%, 05/01/18-08/01/20	4,722,500	0.6
10,974,000		Other Securities	11,437,627	1.4
			32,109,706	4.0
		Industrials: 3.3%
1,600,000	#,L	Abengoa Finance SAU, 8.875%, 11/01/17	1,424,000	0.2
3,300,000	#,±	American Airlines, Inc., 7.500%, 03/15/16	3,135,000	0.4
1,100,000	#	CEVA Group PLC, 8.375%, 12/01/17	1,072,500	0.1
3,600,000	#	CEVA Group PLC, 11.500%, 04/01/18	3,312,000	0.4
1,000,000	#,L	CEVA Group PLC, 12.750%, 03/31/20	897,500	0.1
16,300,000		Other Securities(a)	16,715,420	2.1
			26,556,420	3.3
		Information Technology: 7.8%
6,100,000		CDW LLC / CDW Finance Corp., 8.500%, 04/01/19	6,527,000	0.8
750,000		CDW LLC / CDW Finance Corp., 12.535%, 10/12/17	817,500	0.1
8,500,000	L	First Data Corp., 11.250%, 03/31/16	8,053,750	1.0
6,400,000		First Data Corp., 12.625%, 01/15/21	6,440,000	0.8
4,179,000	#	First Data Corp., 8.250%, 01/15/21	4,199,895	0.6
3,187,000	#,&	First Data Corp., 8.750%, 01/15/22	3,226,837	0.4
5,742,365	&,L	First Data Corp., 5.245%-10.550%, 09/24/15-03/23/17	5,693,889	0.7
5,980,000	L	Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,458,400	0.8
3,000,000	#	Freescale Semiconductor, Inc., 9.250%, 04/15/18	3,225,000	0.4

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Information Technology: (continued)
4,426,000	#	Freescale Semiconductor, Inc., 10.125%, 03/15/18	$4,857,535	0.6
2,833,000	L	Freescale Semiconductor, Inc., 8.050%-10.125%, 12/15/16-02/01/20	2,833,398	0.4
600,000	#	Lawson Software, Inc., 9.375%, 04/01/19	643,500	0.1
9,136,964		Other Securities(a)	9,092,812	1.1
			62,069,516	7.8
		Materials: 3.7%
4,000,000	#,L	Cemex SAB de CV, 9.000%, 01/11/18	3,590,000	0.5
2,205,000		Cemex SAB de CV, 3.250%-3.750%, 03/15/16-03/15/18	1,872,456	0.2
3,000,000	#	Dynacast International LLC / Dynacast Finance, Inc., 9.250%, 07/15/19	3,127,500	0.4
1,500,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,520,625	0.2
600,000	#,L	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	615,000	0.1
2,000,000	#	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,130,000	0.2
EUR 3,220,000	#	Ineos Group Holdings PLC, 7.875%, 02/15/16	3,555,366	0.4
1,800,000	#	Inmet Mining Corp., 8.750%, 06/01/20	1,791,000	0.2
EUR 2,500,000	#	Kerling PLC, 10.625%, 02/01/17	2,799,924	0.4

See Accompanying Notes to Financial Statements

62

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
EUR 1,800,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	$2,317,768	0.3
2,500,000	#,L	Molycorp, Inc., 10.000%, 06/01/20	2,487,500	0.3
4,000,000		Other Securities	4,167,500	0.5
			29,974,639	3.7
		Telecommunication Services: 2.1%
3,500,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	3,920,000	0.5
1,000,000	#	Sprint Nextel Corp., 9.125%, 03/01/17	1,052,500	0.1
3,500,000	#,L	Sprint Nextel Corp., 11.500%, 11/15/21	3,911,250	0.5
7,700,000		Other Securities(a)	8,248,518	1.0
			17,132,268	2.1
		Utilities: 6.2%
1,000,000	#	Calpine Corp., 7.500%, 02/15/21	1,085,000	0.1
800,000	#	Calpine Corp., 7.875%, 07/31/20	886,000	0.1
1,000,000	#	Calpine Corp., 7.875%, 01/15/23	1,095,000	0.2
7,000,000	±	Dynegy Holdings, Inc., 7.500%, 06/01/15	4,725,000	0.6
4,000,000	±	Dynegy Holdings, Inc., 7.750%-8.375%, 05/01/16-06/01/19	2,707,500	0.3
1,500,000	#	Intergen NV, 9.000%, 06/30/17	1,477,500	0.2
6,600,000		GenOn Energy, Inc., 7.625%-7.875%, 06/15/14-06/15/17	6,351,000	0.8
4,500,000		Sabine Pass LNG LP, 7.250%-7.500%, 11/30/13-11/30/16	4,717,500	0.6

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
11,542,971		Texas Competitive Electric Holdings Co. LLC - TL, 4.741%, 10/10/17	$6,924,675	0.8
6,860,000		Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 15.000%, 04/01/21	2,366,700	0.3
2,000,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	1,375,000	0.2
10,878,053		Texas Competitive Electric Holdings Co. LLC, 4.741%, 10/10/17	6,525,787	0.8
15,000,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	3,937,500	0.5
5,372,715		Other Securities	5,198,697	0.7
			49,372,859	6.2
		Total Corporate Bonds/Notes (Cost $419,418,625)	409,345,977	51.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
2,807,035	#	Banc of America Large Loan, Inc., 1.992%, 11/15/15	2,661,211	0.3
		Total Collateralized Mortgage Obligations (Cost $2,550,292)	2,661,211	0.3

STRUCTURED PRODUCTS: 0.3%
		Materials: 0.3%
50,000	#,@,Z	Newmont Mining Corp. Equity Linked Note (Counterparty: UBS Warburg AG), 8.000%, 09/14/12	2,470,600	0.3
		Total Structured Products (Cost $3,165,000)	2,470,600	0.3

See Accompanying Notes to Financial Statements

63

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 38.9%
	Consumer Discretionary: 0.9%
415,734	Other Securities(a)	$7,166,124	0.9

	Consumer Staples: 1.1%
73,900	PepsiCo, Inc.	5,221,774	0.6
150,000	Other Securities	3,866,238	0.5
		9,088,012	1.1
	Energy: 6.6%
150,000	BP PLC ADR	6,081,000	0.8
365,000	Canadian Oil Sands Ltd.	7,069,836	0.9
160,000	ConocoPhillips	8,940,800	1.1
106,235	ExxonMobil Corp.	9,090,529	1.1
75,000	Royal Dutch Shell PLC - Class A ADR	5,057,250	0.6
643,753	Other Securities(a)	16,489,288	2.1
		52,728,703	6.6
	Financials: 5.5%
550,000	Bank of America Corp.	4,499,000	0.6
46,507	Citigroup, Inc.	1,274,757	0.2
500,000	HSBC Holdings PLC	4,405,908	0.5
200,000	JPMorgan Chase & Co.	7,146,000	0.9
365,500	Wells Fargo & Co.	12,222,320	1.5
1,693,631	Other Securities(a)	14,792,338	1.8
		44,340,323	5.5
	Health Care: 7.0%
150,000	Johnson & Johnson	10,134,000	1.3
410,200	Merck & Co., Inc.	17,125,850	2.1
378,100	Pfizer, Inc.	8,696,300	1.1
92,800	Roche Holding AG - Genusschein	16,029,623	2.0
115,000	Other Securities	4,344,700	0.5
		56,330,473	7.0
	Industrials: 1.3%
469,500	General Electric Co.	9,784,380	1.2
8,400	Other Securities	713,244	0.1
		10,497,624	1.3
	Information Technology: 1.1%
300,000	Intel Corp.	7,995,000	1.0
50,000	Other Securities	646,500	0.1
		8,641,500	1.1
	Materials: 1.3%
290,000	Other Securities	10,184,541	1.3

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: 2.6%
275,000		AT&T, Inc.	$9,806,500	1.2
2,750,000		Vodafone Group PLC	7,729,558	1.0
201,900		Other Securities(a)	2,985,490	0.4
			20,521,548	2.6
		Telecommunications: 0.6%
905,966		Other Securities	4,705,096	0.6

		Utilities: 10.9%
150,000		American Electric Power Co., Inc.	5,985,000	0.8
200,000		Duke Energy Corp.	4,612,000	0.6
85,000		Entergy Corp.	5,770,650	0.7
150,000		Exelon Corp.	5,643,000	0.7
117,430		NextEra Energy, Inc.	8,080,358	1.0
200,000		Pacific Gas & Electric Co.	9,054,000	1.1
100,000		Pinnacle West Capital Corp.	5,174,000	0.7
120,000		Progress Energy, Inc.	7,220,400	0.9
175,000		Public Service Enterprise Group, Inc.	5,687,500	0.7
105,000		Sempra Energy	7,232,400	0.9
125,000		Southern Co.	5,787,500	0.7
200,000		Xcel Energy, Inc.	5,682,000	0.7
542,200		Other Securities	11,439,624	1.4
			87,368,432	10.9
		Total Common Stock (Cost $315,574,985)	311,572,376	38.9

PREFERRED STOCK: 4.6%
		Consumer Discretionary: 0.1%
30,000		Other Securities	996,000	0.1

		Energy: 0.7%
3,500	#,@	Chesapeake Energy Corp.	2,988,125	0.4
25,000	@	SandRidge Energy, Inc.	2,587,500	0.3
			5,575,625	0.7
		Financials: 3.6%
1,839	#,@,P	Ally Financial, Inc.	1,638,491	0.2
9,300	@	Bank of America Corp.	9,067,500	1.1
8,000	@	Wells Fargo & Co.	9,000,000	1.1
752,110		Other Securities	9,459,527	1.2
			29,165,518	3.6

See Accompanying Notes to Financial Statements

64

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: (continued)
		Materials: 0.2%
33,000		Other Securities	$1,359,600	0.2
		Total Preferred Stock (Cost $52,657,772)	37,096,743	4.6

WARRANTS: 0.1%
		Consumer Discretionary: 0.1%
47,517		Other Securities	867,847	0.1
		Total Warrants (Cost $10,331,270)	867,847	0.1
		Total Long-Term Investments (Cost $803,697,944)	764,014,754	95.3

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.1%
		U.S. Government Agency Obligations: 0.4%
3,525,000	Z	Federal Home Loan Bank Discount Notes, 0.120%, 07/02/12 (Cost $3,525,000)	$3,525,000	0.4

		Securities Lending Collateralcc(1): 3.7%
6,953,968		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $6,954,099, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $7,093,047, due 04/20/61-05/15/42)	6,953,968	0.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
6,953,968	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $6,954,082, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,093,047, due 07/01/42-02/20/61)	$6,953,968	0.9
6,953,968	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $6,954,054, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $7,093,054, due 06/15/15)	6,953,968	0.8
6,953,968	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $6,954,111, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,093,047, due 10/01/14-02/25/44)	6,953,968	0.9

See Accompanying Notes to Financial Statements

65

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,463,994	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,464,018, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,493,274, due 07/01/21-04/01/42)	$1,463,994	0.2
		29,279,866	3.7
	Total Short-Term Investments (Cost $32,804,866)	32,804,866	4.1

	Total Investments in Securities (Cost $836,502,810)	$796,819,620	99.4
	Assets in Excess of Other Liabilities	4,856,830	0.6

	Net Assets	$801,676,450	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
EUR	EU Euro
GBP	British Pound
Cost for federal income tax purposes is $837,165,212.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$72,508,292
Gross Unrealized Depreciation	(112,853,884)

Net Unrealized Depreciation	$(40,345,592)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$7,166,124	$—	$—	$7,166,124
Consumer Staples	5,221,774	3,866,238	—	9,088,012
Energy	52,728,703	—	—	52,728,703
Financials	33,864,001	10,476,322	—	44,340,323
Health Care	40,300,850	16,029,623	—	56,330,473
Industrials	10,497,624	—	—	10,497,624
Information Technology	8,641,500	—	—	8,641,500
Materials	8,479,200	1,705,341	—	10,184,541
Telecommunication Services	12,791,990	7,729,558	—	20,521,548
Telecommunications	—	4,705,096	—	4,705,096
Utilities	87,368,432	—	—	87,368,432

Total Common Stock	$267,060,198	$44,512,178	$—	$311,572,376

See Accompanying Notes to Financial Statements

66

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Preferred Stock	$14,010,400	$23,086,343	$—	$37,096,743
Warrants	867,847	—	—	867,847
Corporate Bonds/Notes	—	409,345,977	—	409,345,977
Collateralized Mortgage Obligations	—	2,661,211	—	2,661,211
Structured Products	—	2,470,600	—	2,470,600
Short-Term Investments	—	32,804,866	—	32,804,866

Total Investments, at fair value	$281,938,445	$514,881,175	$—	$796,819,620

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

67

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification as of June 30, 2012

(as a percentage of net assets)

Consumer Staples	19.4%
Financials	17.1%
Health Care	12.0%
Energy	10.4%
Consumer Discretionary	10.2%
Information Technology	7.7%
Industrials	5.3%

Utilities	5.2%
Materials	3.2%
Telecommunication Services	2.1%
Assets in Excess of Other Liabilities*	7.4%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 87.7%
		Consumer Discretionary: 8.8%
351,622		British Sky Broadcasting PLC	$3,833,337	0.9
119,348		CBS Corp. - Class B	3,912,227	0.9
163,180	@	General Motors Co.	3,217,910	0.7
303,364		News Corp. - Class B	6,831,757	1.5
592,520		Reed Elsevier PLC	4,749,124	1.1
91,069		Time Warner Cable, Inc.	7,476,765	1.7
2,066,261		Other Securities	9,130,378	2.0
			39,151,498	8.8
		Consumer Staples: 19.4%
171,012		Altria Group, Inc.	5,908,465	1.3
82		British American Tobacco PLC ADR	8,374	0.0
255,198		British American Tobacco PLC	12,974,228	2.9
202,919		CVS Caremark Corp.	9,482,405	2.1
101,922		Dr Pepper Snapple Group, Inc.	4,459,087	1.0
111,798		General Mills, Inc.	4,308,695	1.0
207,702		Imperial Tobacco Group PLC	8,002,372	1.8
261,473		Kraft Foods, Inc.	10,098,087	2.3
236,018		Kroger Co.	5,473,257	1.2
30,575		Lorillard, Inc.	4,034,371	0.9
66,599		Pernod-Ricard S.A.	7,121,588	1.6
37,135		Philip Morris International, Inc.	3,240,400	0.7
336,309		Other Securities	11,297,807	2.6
			86,409,136	19.4
		Energy: 10.4%
67,659		Apache Corp.	5,946,550	1.3

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
112,840		Baker Hughes, Inc.	$4,637,724	1.0
143,970		Consol Energy, Inc.	4,353,653	1.0
271,043		Marathon Oil Corp.	6,930,569	1.6
77,700		Marathon Petroleum Corp.	3,490,284	0.8
232,719		Royal Dutch Shell PLC	7,854,442	1.8
92,015		Transocean Ltd.	4,115,831	0.9
570,122		Other Securities	9,032,324	2.0
			46,361,377	10.4
		Financials: 15.5%
86,716		ACE Ltd.	6,428,257	1.5
9,488		Alexander’s, Inc.	4,090,372	0.9
12,350	@	Alleghany Corp.	4,195,913	0.9
190,968	@	American International Group, Inc.	6,128,163	1.4
49,872	#,@	Bond Street Holdings, LLC	960,036	0.2
240,940		Morgan Stanley	3,515,315	0.8
122,450		PNC Financial Services Group, Inc.	7,482,919	1.7
20,198	@	White Mountains Insurance Group Ltd.	10,538,306	2.4
1,534,440		Other Securities	25,448,206	5.7
			68,787,487	15.5
		Health Care: 12.0%
52,179		Amgen, Inc.	3,811,154	0.9
103,894		Cigna Corp.	4,571,336	1.0

See Accompanying Notes to Financial Statements

68

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
114,843		Coventry Health Care, Inc.	$3,650,859	0.8
162,398		Medtronic, Inc.	6,289,675	1.4
312,712		Merck & Co., Inc.	13,055,726	2.9
354,044		Pfizer, Inc.	8,143,012	1.8
1,294,084		Other Securities	14,017,987	3.2
			53,539,749	12.0
		Industrials: 5.3%
681		AP Moller - Maersk A/S - Class B	4,465,675	1.0
122,333	@	Owens Corning, Inc.	3,491,384	0.8
74,544		Raytheon Co.	4,218,445	0.9
412,501		Other Securities	11,405,579	2.6
			23,581,083	5.3
		Information Technology: 7.7%
285,306		Cisco Systems, Inc.	4,898,704	1.1
5,529	@	Google, Inc. - Class A	3,207,207	0.7
348,591		Microsoft Corp.	10,663,399	2.4
119,862	@	TE Connectivity Ltd.	3,824,796	0.9
845,342		Xerox Corp.	6,652,842	1.5
317,332		Other Securities	5,003,624	1.1
			34,250,572	7.7
		Materials: 3.2%
201,748		International Paper Co.	5,832,535	1.3
229,114		Other Securities	8,306,954	1.9
			14,139,489	3.2
		Telecommunication Services: 2.1%
3,145,044		Vodafone Group PLC	8,839,928	2.0
1,216,963		Other Securities	566,981	0.1
			9,406,909	2.1
		Utilities: 3.3%
177,712		E.ON AG	3,840,210	0.9
103,444		Exelon Corp.	3,891,563	0.9
282,425		Other Securities	6,918,033	1.5
			14,649,806	3.3
		Total Common Stock (Cost $372,163,047)	390,277,106	87.7

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 4.9%
		Consumer Discretionary: 1.4%
5,447,940	&	Clear Channel Communications, Inc., 3.895%-11.000%, 01/29/16-03/01/21	$4,150,966	0.9
3,497,000		Other Securities	2,334,445	0.5
			6,485,411	1.4
		Financials: 1.6%
467,000	#	Realogy Corp., 7.875%, 02/15/19	458,828	0.1
216,000	#	Realogy Corp., 9.000%, 01/15/20	223,560	0.1
3,963,026		Realogy Corp., 0.000%-13.500%, 10/10/13-10/15/17	3,744,172	0.8
3,745,066		Other Securities(a)	2,524,924	0.6
			6,951,484	1.6
		Utilities: 1.9%
720,000	#	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 11.750%, 03/01/22	739,800	0.2
6,400,233		Texas Competitive Electric Holdings Co. LLC, 4.746%, 10/10/17	3,839,525	0.9
3,208,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	2,205,500	0.5
2,270,000		Other Securities	1,535,588	0.3
			8,320,413	1.9
		Total Corporate Bonds/Notes (Cost $25,648,737)	21,757,308	4.9

		Total Long-Term Investments (Cost $397,811,784)	412,034,414	92.6

SHORT-TERM INVESTMENTS: 5.5%
		U.S. Government Agency Obligations: 2.3%
10,300,000	Z	Federal Home Loan Bank Discount Notes, 0.120%, 07/02/12 (Cost $10,300,000)	10,300,000	2.3

See Accompanying Notes to Financial Statements

69

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Bills: 3.2%
4,000,000	United States Treasury Bill, 0.050%, 08/09/12	$3,999,795	0.9
3,000,000	United States Treasury Bill, 0.040%, 07/05/12	2,999,982	0.7
5,000,000	United States Treasury Bill, 0.080%, 09/27/12	4,999,005	1.1
2,000,000	United States Treasury Bill, 0.100%, 10/11/12	1,999,496	0.5
	(Cost $13,998,278)	13,998,278	3.2
	Total Short-Term Investments (Cost $24,298,278)	24,298,278	5.5

	Total Investments in Securities (Cost $422,110,062)	$436,332,692	98.1
	Assets in Excess of Other Liabilities	8,609,152	1.9

	Net Assets	$444,941,844	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
&	Payment-in-kind
ADR	American Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(a)	The grouping contains securities in default.
Cost for federal income tax purposes is $422,834,596.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$57,037,793
Gross Unrealized Depreciation	(43,539,697)

Net Unrealized Appreciation	$13,498,096

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$30,401,450	$8,582,461	$167,587	$39,151,498
Consumer Staples	58,310,948	28,098,188	—	86,409,136
Energy	35,862,175	10,499,202	—	46,361,377
Financials	57,437,923	11,349,564	—	68,787,487
Health Care	53,539,749	—	—	53,539,749
Industrials	19,115,408	4,465,675	—	23,581,083
Information Technology	33,039,553	1,211,019	—	34,250,572
Materials	8,858,328	5,281,161	—	14,139,489
Telecommunication Services	—	9,406,909	—	9,406,909
Utilities	8,593,030	6,056,776	—	14,649,806

Total Common Stock	305,158,564	84,950,955	167,587	390,277,106

Corporate Bonds/Notes	—	21,757,308	—	21,757,308
Short-Term Investments	—	24,298,278	—	24,298,278

Total Investments, at fair value	$305,158,564	$131,006,541	$167,587	$436,332,692

See Accompanying Notes to Financial Statements

70

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$1,396,248	$—	$1,396,248

Total Assets	$305,158,564	$132,402,789	$167,587	$437,728,940

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(223,574)	$—	$(223,574)

Total Liabilities	$—	$(223,574)	$—	$(223,574)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Swiss Franc	22,856	Buy	08/10/12	$23,669	$24,105	$436
Bank of America	Swiss Franc	16,470	Buy	08/10/12	17,771	17,370	(401)
Bank of America	EU Euro	259,000	Buy	07/17/12	339,505	327,810	(11,695)
Bank of America	EU Euro	112,823	Buy	07/17/12	149,889	142,796	(7,093)
Bank of America	Swiss Franc	81,800	Buy	08/10/12	89,477	86,270	(3,207)
Barclays Bank PLC	EU Euro	44,260	Buy	07/17/12	54,829	56,019	1,190
Barclays Bank PLC	EU Euro	182,753	Buy	07/17/12	240,014	231,306	(8,708)
Barclays Bank PLC	Swiss Franc	29,452	Buy	08/10/12	31,239	31,062	(177)
Barclays Bank PLC	EU Euro	86,374	Buy	07/17/12	114,514	109,321	(5,193)
Barclays Bank PLC	EU Euro	144,989	Buy	07/17/12	191,053	183,509	(7,544)
Barclays Bank PLC	EU Euro	157,546	Buy	07/17/12	208,005	199,402	(8,603)
Credit Suisse First Boston	Swiss Franc	20,999	Buy	08/10/12	21,814	22,146	332
Deutsche Bank AG	EU Euro	40,680	Buy	07/17/12	50,398	51,487	1,089
Deutsche Bank AG	EU Euro	206,877	Buy	07/17/12	263,482	261,838	(1,644)
Deutsche Bank AG	EU Euro	422,200	Buy	07/17/12	536,532	534,368	(2,164)
Deutsche Bank AG	Swiss Franc	35,972	Buy	08/10/12	37,321	37,938	617
Deutsche Bank AG	EU Euro	543,300	Buy	07/17/12	711,073	687,641	(23,432)
Deutsche Bank AG	EU Euro	429,000	Buy	07/17/12	563,835	542,975	(20,860)
Deutsche Bank AG	EU Euro	174,868	Buy	07/17/12	230,496	221,327	(9,169)
Deutsche Bank AG	EU Euro	276,400	Buy	07/17/12	361,662	349,833	(11,829)
Deutsche Bank AG	EU Euro	84,616	Buy	07/17/12	110,585	107,097	(3,488)
Deutsche Bank AG	EU Euro	225,645	Buy	07/17/12	299,769	285,593	(14,176)
Deutsche Bank AG	Swiss Franc	87,000	Buy	08/10/12	94,847	91,755	(3,092)
Deutsche Bank AG	EU Euro	432,439	Buy	07/17/12	572,722	547,327	(25,395)
Deutsche Bank AG	Swiss Franc	56,912	Buy	08/10/12	62,235	60,021	(2,214)
Deutsche Bank AG	Japanese Yen	1,813,900	Buy	10/22/12	22,880	22,730	(150)
Deutsche Bank AG	Japanese Yen	1,800,000	Buy	10/22/12	22,478	22,556	78
Deutsche Bank AG	Swiss Franc	65,500	Buy	08/10/12	72,867	69,080	(3,787)
Deutsche Bank AG	Japanese Yen	3,437,703	Buy	10/22/12	42,796	43,079	283
HSBC	EU Euro	174,613	Buy	07/17/12	216,834	221,003	4,169
HSBC	EU Euro	44,260	Buy	07/17/12	54,852	56,019	1,167
HSBC	Swiss Franc	16,469	Buy	08/10/12	17,770	17,369	(401)

See Accompanying Notes to Financial Statements

71

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	EU Euro	84,616	Buy	07/17/12	$110,585	$107,097	$(3,488)
HSBC	Japanese Yen	2,820,639	Buy	10/22/12	35,414	35,346	(68)
HSBC	Japanese Yen	3,129,100	Buy	10/22/12	38,608	39,211	603
State Street Bank	EU Euro	519,600	Buy	07/17/12	672,762	657,644	(15,118)
State Street Bank	EU Euro	150,589	Buy	07/17/12	197,991	190,596	(7,395)

							$(190,527)

Bank of America	EU Euro	60,046	Sell	07/17/12	76,145	75,999	146
Bank of America	Swiss Franc	48,700	Sell	08/10/12	51,597	51,362	235
Bank of America	Swiss Franc	991,608	Sell	08/10/12	1,088,125	1,045,799	42,326
Barclays Bank PLC	EU Euro	60,046	Sell	07/17/12	76,085	75,999	86
Barclays Bank PLC	British Pound	84,614	Sell	08/16/12	131,650	132,502	(852)
Barclays Bank PLC	EU Euro	173,509	Sell	07/17/12	227,879	219,607	8,272
Barclays Bank PLC	EU Euro	168,787	Sell	07/17/12	221,055	213,630	7,425
Credit Suisse First Boston	EU Euro	240,182	Sell	07/17/12	303,878	303,992	(114)
Credit Suisse First Boston	British Pound	291,201	Sell	08/16/12	456,901	456,011	890
Deutsche Bank AG	EU Euro	60,046	Sell	07/17/12	76,175	75,998	177
Deutsche Bank AG	EU Euro	172,132	Sell	07/17/12	217,019	217,863	(844)
Deutsche Bank AG	EU Euro	488,093	Sell	07/17/12	615,519	617,767	(2,248)
Deutsche Bank AG	EU Euro	70,178	Sell	07/17/12	88,923	88,823	100
Deutsche Bank AG	British Pound	343,000	Sell	08/16/12	539,522	537,126	2,396
Deutsche Bank AG	Swiss Franc	26,454	Sell	08/10/12	27,791	27,900	(109)
Deutsche Bank AG	EU Euro	51,791	Sell	07/17/12	68,034	65,551	2,483
Deutsche Bank AG	EU Euro	84,394	Sell	07/17/12	110,505	106,815	3,690
Deutsche Bank AG	Swiss Franc	39,320	Sell	08/10/12	42,827	41,468	1,359
Deutsche Bank AG	Swiss Franc	1,028,008	Sell	08/10/12	1,128,439	1,084,187	44,252
HSBC	EU Euro	240,183	Sell	07/17/12	303,672	303,994	(322)
HSBC	EU Euro	87,722	Sell	07/17/12	111,055	111,027	28
HSBC	British Pound	66,556	Sell	08/16/12	103,491	104,225	(734)
HSBC	British Pound	84,614	Sell	08/16/12	131,802	132,502	(700)
HSBC	British Pound	106,613	Sell	08/16/12	165,996	166,952	(956)
HSBC	EU Euro	212,700	Sell	07/17/12	281,211	269,209	12,002
HSBC	EU Euro	58,298	Sell	07/17/12	77,078	73,786	3,292
HSBC	EU Euro	84,394	Sell	07/17/12	110,724	106,815	3,909
HSBC	Japanese Yen	52,446,275	Sell	10/22/12	646,686	657,216	(10,530)
Credi Suisse First Boston	British Pound	1,073,727	Sell	08/16/12	1,675,745	1,681,419	(5,674)
State Street Bank	British Pound	20,216,986	Sell	08/16/12	31,983,272	31,659,087	324,185
State Street Bank	EU Euro	20,597,007	Sell	07/17/12	26,998,145	26,069,114	929,031

							$1,363,201

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,396,248

Total Asset Derivatives		$1,396,248

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$223,574

Total Liability Derivatives		$223,574

See Accompanying Notes to Financial Statements

72

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign currency related transactions*	Written options	Total
Equity contracts	$—	$22,071	$22,071
Foreign exchange contracts	2,018,153	—	2,018,153

Total	$2,018,153	$22,071	$2,040,224

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign currency related transactions*	Written options	Total
Equity contracts	$—	$7,950	$7,950
Foreign exchange contracts	(1,768,959)	—	(1,768,959)

Total	$(1,768,959)	$7,950	$(1,761,009)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

73

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification

as of June 30, 2012

(as a percentage of net assets)

Financials	22.7%
Consumer Discretionary	18.0%
Industrials	15.7%
Information Technology	12.1%
Health Care	11.0%
Materials	6.9%
Energy	5.3%

Utilities	3.1%
Consumer Staples	2.3%
Telecommunication Services	0.6%
U.S. Treasury Bonds	0.2%
Assets in Excess of Other Liabilities*	2.1%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Consumer Discretionary: 18.0%
200,900		American Eagle Outfitters	$3,963,757	0.9
97,080		Brinker International, Inc.	3,093,940	0.7
140,340		Chico’s FAS, Inc.	2,082,646	0.5
117,170		Cinemark Holdings, Inc.	2,677,334	0.6
65,485		Cracker Barrel Old Country Store	4,112,458	1.0
179,199	@,L	Iconix Brand Group, Inc.	3,130,606	0.7
171,631		Jarden Corp.	7,211,935	1.7
102,830	@	Papa John’s International, Inc.	4,891,623	1.1
83,080	@	Penn National Gaming, Inc.	3,704,537	0.9
58,250		Pool Corp.	2,356,795	0.6
2,323,967		Other Securities(a)	40,187,101	9.3
			77,412,732	18.0
		Consumer Staples: 2.3%
53,910		J&J Snack Foods Corp.	3,186,081	0.7
367,500		Other Securities(a)	6,843,327	1.6
			10,029,408	2.3
		Energy: 5.3%
63,190		Cimarex Energy Co.	3,483,033	0.8
229,450		Patterson-UTI Energy, Inc.	3,340,792	0.8
49,070		Tidewater, Inc.	2,274,885	0.5
897,353		Other Securities(a)	13,844,830	3.2
			22,943,540	5.3
		Financials: 22.7%
337,160		Associated Banc-Corp.	4,447,140	1.0

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
84,391		EastGroup Properties, Inc.	$4,498,040	1.1
148,542		First Financial Bancorp.	2,373,701	0.6
63,476	@	First Republic Bank	2,132,794	0.5
76,422	@	FirstService Corp.	2,137,523	0.5
226,024	@	HFF, Inc.	3,150,775	0.7
58,480		Mid-America Apartment Communities, Inc.	3,990,675	0.9
120,120		National Retail Properties, Inc.	3,398,195	0.8
96,400		Omega Healthcare Investors, Inc.	2,169,000	0.5
57,250		ProAssurance Corp.	5,100,403	1.2
158,341		RLJ Lodging Trust	2,870,722	0.7
243,552		Umpqua Holdings Corp.	3,205,144	0.7
228,633	@	Western Alliance Bancorp.	2,140,005	0.5
4,029,372		Other Securities(a)	55,837,654	13.0
			97,451,771	22.7
		Health Care: 11.0%
188,870		Coventry Health Care, Inc.	6,004,177	1.4
25,360	@	Idexx Laboratories, Inc.	2,437,857	0.6
26,120	@	MWI Veterinary Supply, Inc.	2,684,352	0.6
44,100	@,L	Pharmacyclics, Inc.	2,408,301	0.6
161,130	@	PSS World Medical, Inc.	3,382,119	0.8
44,300	@	WellCare Health Plans, Inc.	2,347,900	0.5

See Accompanying Notes to Financial Statements

74

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
1,797,977		Other Securities(a)	$28,016,427	6.5
			47,281,133	11.0
		Industrials: 15.7%
167,051		Herman Miller, Inc.	3,093,785	0.7
144,870		Knight Transportation, Inc.	2,316,471	0.6
82,161	@	RBC Bearings, Inc.	3,886,215	0.9
55,400		Regal-Beloit Corp.	3,449,204	0.8
135,909	@,L	Rexnord Corp.	2,723,616	0.6
33,600		Toro Co.	2,462,544	0.6
24,600	@	TransDigm Group, Inc.	3,303,780	0.8
160,295		Waste Connections, Inc.	4,796,027	1.1
2,283,612		Other Securities(a)	41,398,207	9.6
			67,429,849	15.7
		Information Technology: 12.1%
56,690		Anixter International, Inc.	3,007,404	0.7
61,770	@	Micros Systems, Inc.	3,162,624	0.7
70,520		Solera Holdings, Inc.	2,947,031	0.7
2,842,431		Other Securities(a)	42,827,406	10.0
			51,944,465	12.1
		Materials: 6.9%
25,900		Airgas, Inc.	2,175,859	0.5
73,010		Aptargroup, Inc.	3,727,161	0.9
100,750	@	Crown Holdings, Inc.	3,474,867	0.8
149,890		Silgan Holdings, Inc.	6,398,804	1.5
749,186		Other Securities(a)	13,871,472	3.2
			29,648,163	6.9
		Telecommunication Services: 0.6%
628,830		Other Securities(a)	2,777,518	0.6

		Utilities: 3.1%
62,620		Northwest Natural Gas Co.	2,980,712	0.7
97,910		NorthWestern Corp.	3,593,297	0.9
199,628		Other Securities	6,568,516	1.5
			13,142,525	3.1
		Total Common Stock (Cost $362,097,542)	420,061,104	97.7

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 0.2%
		U.S. Treasury Bonds: 0.2%
885,000	S	Other Securities	$886,314	0.2
		Total U.S. Treasury Obligations (Cost $886,291)	886,314	0.2
		Total Long-Term Investments (Cost $362,983,833)	420,947,418	97.9

SHORT-TERM INVESTMENTS: 8.6%
		Securities Lending Collateralcc(1): 6.8%
6,964,774		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $6,964,883, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $7,104,069, due 05/01/32-06/01/42)	6,964,774	1.6
6,964,774		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $6,964,888, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,104,069, due 07/01/42-02/20/61)	6,964,774	1.6

See Accompanying Notes to Financial Statements

75

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
6,964,774	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $6,964,877, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $7,104,069, due 04/01/24-06/01/42)	$6,964,774	1.6
6,964,774	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $6,964,917, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,104,069, due 10/01/14-02/25/44)	6,964,774	1.6
1,466,265	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,466,289, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,495,590, due 07/01/21-04/01/42)	1,466,265	0.4
		29,325,361	6.8

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.8%
7,563,327	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,563,327)	$7,563,327	1.8
	Total Short-Term Investments (Cost $36,888,688)	36,888,688	8.6

	Total Investments in Securities (Cost $399,872,521)	$457,836,106	106.5
	Liabilities in Excess of Other Assets	(27,809,080)	(6.5)

	Net Assets	$430,027,026	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $503,766,587.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$81,119,434
Gross Unrealized Depreciation	(127,049,915)

Net Unrealized Depreciation	$(45,930,481)

See Accompanying Notes to Financial Statements

76

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$420,061,104	$—	$—	$420,061,104
Short-Term Investments	7,563,327	29,325,361	—	36,888,688
U.S. Treasury Obligations	—	886,314	—	886,314

Total Investments, at fair value	$427,624,431	$30,211,675	$—	$457,836,106

Other Financial Instruments+
Futures	154,869	—	—	154,869

Total Assets	$427,779,300	$30,211,675	$—	$457,990,975

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	46	09/21/12	$3,658,840	$154,869

			$3,658,840	$154,869

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets-Unrealized appreciation*	$154,869

Total Asset Derivatives		$154,869

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$284,442

Total	$284,442

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$98,287

Total	$98,287

See Accompanying Notes to Financial Statements

77

ING LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification as of June 30, 2012

(as a percentage of net assets)

Information Technology	32.8%
Consumer Discretionary	16.8%
Consumer Staples	13.2%
Health Care	12.0%
Industrials	10.8%

Financials	4.9%
Energy	4.7%
Materials	2.8%
Assets in Excess of Other Liabilities*	2.0%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.0%
		Consumer Discretionary: 16.8%
579,810		CBS Corp. - Class B	$19,006,172	1.4
845,090		Comcast Corp. - Class A	27,017,527	2.0
438,750		Harley-Davidson, Inc.	20,064,037	1.4
571,690		Home Depot, Inc.	30,293,853	2.2
515,571		Macy’s, Inc.	17,709,864	1.3
398,346	@	Michael Kors Holdings Ltd.	16,666,797	1.2
35,500	@	Priceline.com, Inc.	23,590,460	1.7
531,320		Starbucks Corp.	28,329,982	2.0
420,440		Walt Disney Co.	20,391,340	1.5
418,559		Wyndham Worldwide Corp.	22,074,802	1.6
103,020		Other Securities	7,023,904	0.5
			232,168,738	16.8
		Consumer Staples: 13.2%
252,940		Beam, Inc.	15,806,221	1.2
728,560		Coca-Cola Enterprises, Inc.	20,428,822	1.5
324,900		Costco Wholesale Corp.	30,865,500	2.2
557,370		Philip Morris International, Inc.	48,636,106	3.5
469,570		Wal-Mart Stores, Inc.	32,738,421	2.4
179,160		Whole Foods Market, Inc.	17,077,531	1.2
266,139		Other Securities	16,833,568	1.2
			182,386,169	13.2
		Energy: 4.7%
188,450		EOG Resources, Inc.	16,981,229	1.2
213,100		ExxonMobil Corp.	18,234,967	1.3
524,040		Halliburton Co.	14,877,496	1.1

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
231,460		National Oilwell Varco, Inc.	$14,915,282	1.1
			65,008,974	4.7
		Financials: 4.9%
377,678		American Express Co.	21,984,636	1.6
283,280		Ameriprise Financial, Inc.	14,804,213	1.1
117,390		Blackrock, Inc.	19,935,170	1.4
229,100		Other Securities	11,095,313	0.8
			67,819,332	4.9
		Health Care: 12.0%
509,940		Abbott Laboratories	32,875,832	2.4
146,610	@	Biogen Idec, Inc.	21,167,552	1.5
423,280		Cardinal Health, Inc.	17,777,760	1.3
406,430		Covidien PLC	21,744,005	1.6
422,780	@	Gilead Sciences, Inc.	21,680,158	1.6
366,448		Johnson & Johnson	24,757,227	1.8
244,610	@	Watson Pharmaceuticals, Inc.	18,098,694	1.3
86,270		Other Securities	6,880,895	0.5
			164,982,123	12.0
		Industrials: 10.8%
281,790		Ametek, Inc.	14,064,139	1.0
490,180		Danaher Corp.	25,528,574	1.8
299,060		Pall Corp.	16,391,479	1.2
224,110		Roper Industries, Inc.	22,092,764	1.6
435,700		Tyco International Ltd.	23,026,745	1.7
216,840		Union Pacific Corp.	25,871,180	1.9
576,770		Other Securities	22,768,437	1.6
			149,743,318	10.8

See Accompanying Notes to Financial Statements

78

ING LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 32.8%
625,100	@	Adobe Systems, Inc.	$20,234,487	1.5
493,670		Analog Devices, Inc.	18,596,549	1.4
213,440	@	Apple, Inc.	124,648,960	9.0
219,210	@	Citrix Systems, Inc.	18,400,487	1.3
85,375	@	Google, Inc. - Class A	49,523,476	3.6
237,980		Intuit, Inc.	14,124,113	1.0
355,461	@	Lam Research Corp.	13,415,098	1.0
1,891,070		Microsoft Corp.	57,847,831	4.2
574,680	@	NetApp, Inc.	18,286,318	1.3
1,090,340	@	Nvidia Corp.	15,068,499	1.1
1,503,747		Oracle Corp.	44,661,286	3.2
488,620		Qualcomm, Inc.	27,206,362	2.0
169,450		Visa, Inc.	20,949,103	1.5
194,750		Other Securities	9,971,200	0.7
			452,933,769	32.8
		Materials: 2.8%
338,660		Monsanto Co.	28,034,275	2.0
217,240		Other Securities	10,942,379	0.8
			38,976,654	2.8
		Total Common Stock (Cost $1,211,461,367)	1,354,019,077	98.0

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.5%
	Mutual Funds: 2.5%
34,369,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $34,369,000)	$34,369,000	2.5
	Total Short-Term Investments (Cost $34,369,000)	34,369,000	2.5

	Total Investments in Securities (Cost $1,245,830,367)	$1,388,388,077	100.5
	Liabilities in Excess of Other Assets	(7,080,682)	(0.5)

	Net Assets	$1,381,307,395	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
Cost for federal income tax purposes is $1,246,537,614.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$169,266,367
Gross Unrealized Depreciation	(27,415,904)

Net Unrealized Appreciation	$141,850,463

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$1,354,019,077	$—	$—	$1,354,019,077
Short-Term Investments	34,369,000	—	—	34,369,000

Total Investments, at fair value	$1,388,388,077	$—	$—	$1,388,388,077

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

79

ING LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification

as of June 30, 2012

(as a percentage of net assets)

Financials	23.7%
Energy	16.2%
Health Care	10.9%
Consumer Discretionary	9.8%
Industrials	8.4%
Information Technology	7.5%

Utilities	6.9%
Consumer Staples	5.5%
Materials	4.3%
Telecommunication Services	4.0%
Assets in Excess of Other Liabilities*	2.8%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.2%
		Consumer Discretionary: 9.8%
133,300		CBS Corp. - Class B	$4,369,574	1.3
178,300		Comcast Corp. - Class A	5,700,251	1.7
219,700		Lowe’s Cos., Inc.	6,248,268	1.9
109,100		Macy’s, Inc.	3,747,585	1.1
187,600		Newell Rubbermaid, Inc.	3,403,064	1.0
65,200		Wyndham Worldwide Corp.	3,438,648	1.0
216,766		Other Securities	6,056,869	1.8
			32,964,259	9.8
		Consumer Staples: 5.5%
171,200		Altria Group, Inc.	5,914,960	1.7
154,600		Coca-Cola Enterprises, Inc.	4,334,984	1.3
42,900		JM Smucker Co.	3,239,808	1.0
83,500		Procter & Gamble Co.	5,114,375	1.5
			18,604,127	5.5
		Energy: 16.2%
282,100		ExxonMobil Corp.	24,139,297	7.2
203,700		Halliburton Co.	5,783,043	1.7
53,800		National Oilwell Varco, Inc.	3,466,872	1.1
105,700	@	Rowan Companies PLC	3,417,281	1.0
50,800		Royal Dutch Shell PLC - Class A ADR	3,425,444	1.0
143,200		Statoil ASA ADR	3,416,752	1.0
257,500		Other Securities	10,815,253	3.2
			54,463,942	16.2
		Financials: 23.7%
70,300		Ameriprise Financial, Inc.	3,673,878	1.1
107,800		Axis Capital Holdings Ltd.	3,508,890	1.0

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Financials: (continued)
159,300	BB&T Corp.	$4,914,405	1.5
254,400	Fifth Third Bancorp.	3,408,960	1.0
243,600	JPMorgan Chase & Co.	8,703,828	2.6
441,600	Keycorp	3,417,984	1.0
74,500	PNC Financial Services Group, Inc.	4,552,695	1.4
70,800	Prudential Financial, Inc.	3,428,844	1.0
70,900	Travelers Cos., Inc.	4,526,256	1.3
204,900	US Bancorp.	6,589,584	2.0
145,100	Weingarten Realty Investors	3,821,934	1.1
316,500	Wells Fargo & Co.	10,583,760	3.1
195,300	XL Group PLC	4,109,112	1.2
1,156,600	Other Securities(a)	14,704,814	4.4
		79,944,944	23.7
	Health Care: 10.9%
58,000	Abbott Laboratories	3,739,260	1.1
87,700	Cardinal Health, Inc.	3,683,400	1.1
92,000	Medtronic, Inc.	3,563,160	1.1
252,800	Merck & Co., Inc.	10,554,400	3.1
552,100	Pfizer, Inc.	12,698,300	3.8
45,700	Other Securities	2,428,955	0.7
		36,667,475	10.9
	Industrials: 8.4%
58,300	Boeing Co.	4,331,690	1.3
61,100	Dover Corp.	3,275,571	1.0
69,100	Fluor Corp.	3,409,394	1.0
76,600	General Dynamics Corp.	5,052,536	1.5
254,200	General Electric Co.	5,297,528	1.6
56,800	Union Pacific Corp.	6,776,808	2.0
		28,143,527	8.4

See Accompanying Notes to Financial Statements

80

ING LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 7.5%
6,400	@	Apple, Inc.	$3,737,600	1.1
360,200		Applied Materials, Inc.	4,127,892	1.2
387,200		Intel Corp.	10,318,880	3.1
165,900		Microsoft Corp.	5,074,881	1.5
101,100		Other Securities	2,055,363	0.6
			25,314,616	7.5
		Materials: 4.3%
67,500		EI Du Pont de Nemours & Co.	3,413,475	1.0
113,000		Freeport-McMoRan Copper & Gold, Inc.	3,849,910	1.2
107,500		Nucor Corp.	4,074,250	1.2
106,200		Other Securities	2,999,088	0.9
			14,336,723	4.3
		Telecommunication Services: 4.0%
234,000		AT&T, Inc.	8,344,440	2.5
129,253		CenturyTel, Inc.	5,104,201	1.5
			13,448,641	4.0
		Utilities: 6.9%
249,700		CenterPoint Energy, Inc.	5,161,299	1.5
69,600		DTE Energy Co.	4,129,368	1.2
58,800		Entergy Corp.	3,991,932	1.2
211,800		Great Plains Energy, Inc.	4,534,638	1.4
182,000		UGI Corp.	5,356,260	1.6
			23,173,497	6.9
		Total Common Stock (Cost $314,206,410)	327,061,751	97.2

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc(1): 0.5%
816,579	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $816,592, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $832,911, due 07/01/42-02/20/61)	$816,579	0.2
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.3
		1,816,579	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
8,252,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,252,000)	8,252,000	2.5
	Total Short-Term Investments (Cost $10,068,579)	10,068,579	3.0

	Total Investments in Securities (Cost $324,274,989)	$337,130,330	100.2
	Liabilities in Excess of Other Assets	(575,775)	(0.2)

	Net Assets	$336,554,555	100.0

See Accompanying Notes to Financial Statements

81

ING LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $325,733,766.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$23,205,744
Gross Unrealized Depreciation	(11,809,180)

Net Unrealized Appreciation	$11,396,564

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$327,061,751	$—	$—	$327,061,751
Short-Term Investments	8,252,000	1,816,579	—	10,068,579

Total Investments, at fair value	$335,313,751	$1,816,579	$—	$337,130,330

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

82

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation as of June 30, 2012

(as a percentage of net assets)

U.S. Treasury Obligations	48.1%
Corporate Bonds/Notes	35.6%
Collateralized Mortgage Obligations	5.7%
Asset-Backed Securities	5.1%

U.S. Government Agency Obligations	2.3%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 35.6%
		Consumer Discretionary: 1.4%
1,003,000		COX Communications, Inc., 4.625%, 06/01/13	$1,038,432	0.3
1,265,000		Walt Disney Co/The, 0.875%, 12/01/14	1,273,719	0.3
2,522,000		Other Securities	2,646,861	0.8
			4,959,012	1.4
		Consumer Staples: 3.1%
1,270,000	L	Coca-Cola Co/The, 0.750%, 03/13/15	1,273,581	0.4
750,000		Coca-Cola Co/The, 1.800%, 09/01/16	771,388	0.2
833,000	#	Kraft Foods Group, Inc., 1.625%, 06/04/15	842,530	0.2
1,215,000		Procter & Gamble Co/The, 0.700%-1.450%, 08/15/14-08/15/16	1,223,982	0.4
355,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	360,337	0.1
5,894,000		Other Securities	6,102,495	1.8
			10,574,313	3.1
		Energy: 2.4%
833,000	#	Phillips 66, 1.950%, 03/05/15	839,617	0.2
1,385,000		Shell International Finance BV, 3.100%, 06/28/15	1,478,891	0.4
5,834,000		Other Securities	6,081,866	1.8
			8,400,374	2.4
		Financials: 17.6%
498,000	#	ABN Amro Bank NV, 3.000%, 01/31/14	500,381	0.1
3,980,000		Ally Financial, Inc., 2.200%, 12/19/12	4,016,763	1.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
600,000	#	American Honda Finance Corp., 1.850%, 09/19/14	$607,987	0.2
750,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	759,230	0.2
925,000	#,L	Bank of Montreal, 1.300%, 10/31/14	938,159	0.3
1,515,000		Bank of New York Mellon Corp./The, 1.200%, 02/20/15	1,524,335	0.4
1,250,000		Barclays Bank PLC, 2.375%, 01/13/14	1,253,515	0.4
1,425,000		BB&T Corp., 2.050%-5.200%, 04/28/14-12/23/15	1,511,313	0.4
1,380,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1,441,650	0.4
667,000	#,L	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	668,598	0.2
569,000	#	Caisse Centrale Desjardins du Quebec, 1.700%, 09/16/13	574,842	0.2
750,000		Caterpillar Financial Services Corp., 1.100%, 05/29/15	754,842	0.2
1,440,000		Caterpillar Financial Services Corp., 1.375%, 05/20/14	1,458,449	0.4
1,435,000		Citigroup, Inc., 5.125%, 05/05/14	1,497,151	0.4
523,000		Citigroup, Inc., 6.000%, 12/13/13	549,876	0.2

See Accompanying Notes to Financial Statements

83

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
1,645,000		Credit Suisse/New York NY, 3.500%, 03/23/15	$1,706,618	0.5
1,775,000		General Electric Capital Corp., 2.150%, 01/09/15	1,806,235	0.5
1,625,000		General Electric Capital Corp., 2.100%-3.750%, 01/07/14-11/14/14	1,685,598	0.5
2,540,000		Goldman Sachs Group, Inc./The, 0.958%, 01/12/15	2,397,618	0.7
500,000		Goldman Sachs Group, Inc./The, 1.466%, 02/07/14	494,257	0.1
550,000	#	International Lease Finance Corp., 6.500%, 09/01/14	583,000	0.2
1,505,000		JPMorgan Chase & Co., 2.050%, 01/24/14	1,522,151	0.4
1,800,000		JPMorgan Chase & Co., 3.700%, 01/20/15	1,878,916	0.5
1,370,000		Merrill Lynch & Co., Inc., 5.000%, 02/03/14	1,417,549	0.4
900,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	901,220	0.3
1,121,000		Morgan Stanley, 2.875%, 01/24/14	1,108,885	0.3
280,000		Morgan Stanley, 6.000%, 04/28/15	289,662	0.1
748,000	#	National Australia Bank Ltd., 1.700%, 12/10/13	756,136	0.2
314,000	#	New York Life Global Funding, 1.300%, 01/12/15	314,901	0.1
650,000	#	New York Life Global Funding, 1.850%, 12/13/13	658,190	0.2
331,000	#	Nordea Bank AB, 1.750%, 10/04/13	330,850	0.1
1,105,000		PNC Funding Corp., 4.250%, 09/21/15	1,201,748	0.4
1,500,000		Prudential Financial, Inc., 3.875%, 01/14/15	1,571,786	0.5

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
1,220,000		Royal Bank of Canada, 1.150%, 03/13/15	$1,223,739	0.4
1,209,000		US Bancorp, 1.125%, 10/30/13	1,215,161	0.4
500,000	#	WEA Finance LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14	545,838	0.2
18,503,000		Other Securities	18,682,326	5.4
			60,349,475	17.6
		Health Care: 3.2%
1,250,000		Covidien International Finance SA, 1.350%, 05/29/15	1,252,689	0.4
1,101,000		Eli Lilly & Co., 4.200%, 03/06/14	1,168,330	0.3
1,117,000		GlaxoSmithKline Capital PLC, 0.750%, 05/08/15	1,117,814	0.3
1,000,000		Medtronic, Inc., 3.000%, 03/15/15	1,061,998	0.3
1,155,000		Novartis Capital Corp., 2.900%, 04/24/15	1,222,763	0.4
4,798,000		Other Securities	4,977,682	1.5
			10,801,276	3.2
		Industrials: 0.6%
1,935,000		Other Securities	1,997,532	0.6

		Information Technology: 2.4%
1,090,000		Cisco Systems, Inc., 1.625%, 03/14/14	1,111,259	0.3
1,000,000		Dell, Inc., 2.100%, 04/01/14	1,020,548	0.3
1,025,000		International Business Machines Corp., 1.000%, 08/05/13	1,031,240	0.3
1,085,000		International Business Machines Corp., 0.550%, 02/06/15	1,078,788	0.3
1,156,000		Microsoft Corp., 2.950%, 06/01/14	1,209,057	0.3
1,141,000		Oracle Corp., 3.750%, 07/08/14	1,212,264	0.4
1,648,000		Other Securities	1,652,465	0.5
			8,315,621	2.4

See Accompanying Notes to Financial Statements

84

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: 1.5%
1,050,000		Dow Chemical Co., 5.900%, 02/15/15	$1,171,748	0.3
1,072,000		EI Du Pont de Nemours & Co., 5.000%, 07/15/13	1,120,550	0.3
321,000	#	Xstrata Canada Financial Corp., 2.850%, 11/10/14	327,325	0.1
2,483,000		Other Securities	2,558,164	0.8
			5,177,787	1.5
		Telecommunication Services: 1.7%
1,050,000		SBC Communications, Inc., 5.100%, 09/15/14	1,147,140	0.3
3,310,000		Verizon Communications, Inc., 1.950%, 03/28/14	3,384,723	1.0
1,120,000		Other Securities	1,193,543	0.4
			5,725,406	1.7
		Utilities: 1.7%
5,655,000		Other Securities	5,814,021	1.7
		Total Corporate Bonds/Notes (Cost $121,213,053)	122,114,817	35.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.7%
1,490,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	1,508,852	0.5
1,134,160	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 2.343%, 04/13/29	1,139,418	0.3
647,508	#	Bear Stearns Deutsche Bank Trust, 4.724%, 09/15/27	683,058	0.2
824,896	#	Extended Stay America Trust, 2.951%, 11/05/27	833,271	0.2
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.865%, 03/15/46	1,010,288	0.3

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,264,185	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.491%, 12/12/44	$1,265,459	0.3
698,398		JPMorgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	699,333	0.2
1,278,275		JPMorgan Chase Commerical Mortgage Securities Corp., 5.994%, 06/15/49	1,280,340	0.4
1,739,760		Morgan Stanley Capital I, 5.346%, 11/14/42	1,748,381	0.5
1,000,000		Morgan Stanley Capital I, 5.649%, 12/15/44	1,010,884	0.3
1,321,584		Morgan Stanley Capital I, 5.781%, 04/12/49	1,358,692	0.4
2,027,188		NCUA Guaranteed Notes, 1.600%, 10/29/20	2,054,352	0.6
1,212,005		Wachovia Bank Commercial Mortgage Trust, 5.230%, 07/15/41	1,212,281	0.4
799,987		Wachovia Bank Commercial Mortgage Trust, 5.927%, 06/15/49	854,248	0.2
3,008,296		Other Securities	3,046,161	0.9
		Total Collateralized Mortgage Obligations (Cost $19,700,650)	19,705,018	5.7

ASSET-BACKED SECURITIES: 5.1%
		Automobile Asset-Backed Securities: 3.0%
1,216,000		Ally Auto Receivables Trust, 1.000%, 10/17/16	1,223,107	0.4
1,679,000		Bank of America Auto Trust, 0.780%, 06/15/16	1,683,385	0.5
1,094,000		CarMax Auto Owner Trust, 0.890%, 09/15/16	1,097,904	0.3

See Accompanying Notes to Financial Statements

85

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
1,107,000		Ford Credit Auto Owner Trust, 0.840%, 08/15/16	$1,111,663	0.3
1,200,000		Hyundai Auto Receivables Trust, 0.720%, 03/15/16	1,202,327	0.4
1,104,000		Volkswagen Auto Loan Enhanced Trust, 0.850%, 08/22/16	1,108,355	0.3
312,000		Volkswagen Auto Loan Enhanced Trust, 1.980%, 09/20/17	320,653	0.1
2,302,244		Other Securities	2,318,996	0.7
			10,066,390	3.0
		Credit Card Asset-Backed Securities: 0.1%
429,000		Other Securities	429,811	0.1

		Other Asset-Backed Securities: 2.0%
122,137	#	ARES CLO Funds, 0.708%, 09/18/17	120,548	0.0
251,825	#	Atrium CDO Corp., 0.797%, 10/27/16	247,649	0.1
64,277	#	Callidus Debt Partners Fund Ltd., 0.967%, 05/15/15	63,983	0.0
141,110	#	Carlyle High Yield Partners, 0.837%, 08/11/16	139,614	0.0
107,417	#	Denali Capitala CLO IV Ltd., 0.838%, 08/23/16	106,456	0.0
500,000	#	Dryden Leveraged Loan CDO 2002-II, 2.768%, 09/17/16	486,482	0.1
502,470	#	First CLO Ltd., 0.778%, 12/14/16	499,412	0.2
4,725	#	First CLO Ltd., 0.816%, 07/27/16	4,723	0.0
500,000	#	First CLO Ltd., 1.468%, 12/14/16	481,705	0.1
250,000	#	First CLO Ltd., 2.766%, 07/27/16	235,103	0.1
500,000	#	Galaxy CLO Ltd., 2.017%, 01/15/16	499,795	0.2
84,161	#	Granite Ventures Ltd., 0.727%, 12/15/17	83,769	0.0
500,000	#	Grayston CLO Ltd., 1.767%, 08/15/16	482,202	0.1

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
48,139	#	Gulf Stream Compass CLO Ltd., 0.827%, 07/15/16	$47,984	0.0
950,000	#	Gulf Stream Compass CLO Ltd., 0.887%, 05/15/17	908,188	0.3
395,000	#	Hewett’s Island CDO Ltd., 1.668%, 12/15/16	361,568	0.1
285,214	#	Katonah Ltd., 0.788%, 09/20/16	282,141	0.1
308,680	#	Landmark CDO Ltd., 1.317%, 01/15/16	307,022	0.1
324,119	#	Lightpoint CLO Ltd., 0.728%, 09/15/17	313,867	0.1
150,000	#	Olympic CLO Ltd., 1.367%, 05/15/16	147,824	0.1
366,923	#	Wind River CLO Ltd., 0.798%, 12/19/16	360,825	0.1
750,000		Other Securities	698,032	0.2
			6,878,892	2.0
		Total Asset-Backed Securities (Cost $17,288,944)	17,375,093	5.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.3%
		Federal Home Loan Bank: 2.0%
7,000,000		1.000%, due 03/28/22	7,011,424	2.0

		Federal Home Loan Mortgage Corporation: 0.0%##
2,832		Other Securities	2,980	0.0

		Federal National Mortgage Association: 0.3%##
801,621		Other Securities	910,030	0.3

		Government National Mortgage Association: 0.0%
19,365		Other Securities	21,158	0.0
		Total U.S. Government Agency Obligations (Cost $7,826,382)	7,945,592	2.3

See Accompanying Notes to Financial Statements

86

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 48.1%
	U.S. Treasury Notes: 48.1%
69,829,000	0.250%, due 04/30/14	$69,760,847	20.3
63,841,000	0.250%, due 05/31/14	63,776,202	18.6
19,575,000	0.250%, due 05/15/15	19,497,013	5.7
20,000	0.375%, due 06/15/15	19,989	0.0
11,884,000	0.625%, due 05/31/17	11,836,654	3.5
	Total U.S. Treasury Obligations (Cost $164,916,260)	164,890,705	48.1
	Total Long-Term Investments (Cost $330,945,289)	332,031,225	96.8

SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc(1): 0.6%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42-02/20/61)	1,000,000	0.3
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
96,716	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $96,718, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $98,650, due 07/01/21-04/01/42)	$96,716	0.0
		2,096,716	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
10,129,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,129,000)	10,129,000	3.0
	Total Short-Term Investments (Cost $12,225,716)	12,225,716	3.6

	Total Investments in Securities (Cost $343,171,005)	$344,256,941	100.4
	Liabilities in Excess of Other Assets	(1,282,466)	(0.4)

	Net Assets	$342,974,475	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

See Accompanying Notes to Financial Statements

87

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $343,220,793.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,599,017
Gross Unrealized Depreciation	(562,869)

Net Unrealized Appreciation	$1,036,148

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$122,114,817	$—	$122,114,817
Collateralized Mortgage Obligations	—	19,705,018	—	19,705,018
Short-Term Investments	10,129,000	2,096,716	—	12,225,716
U.S. Treasury Obligations	—	164,890,705	—	164,890,705
U.S. Government Agency Obligations	—	7,945,592	—	7,945,592
Asset-Backed Securities	—	17,375,093	—	17,375,093

Total Investments, at fair value	$10,129,000	$334,127,941	$—	$344,256,941

Other Financial Instruments+
Futures	53,268	—	—	53,268

Total Assets	$10,182,268	$334,127,941	$—	$344,310,209

Liabilities Table
Other Financial Instruments+
Swaps	$—	$(60,025)	$—	$(60,025)
Futures	(93,484)		—	(93,484)

Total Liabilities	$(93,484)	$(60,025)	$—	$(153,509)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Limited Maturity Bond Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	156	09/28/12	$34,349,250	$(10,140)
U.S. Treasury 5-Year Note	47	09/28/12	5,826,531	(711)
U.S. Treasury Ultra Long Bond	21	09/19/12	3,503,719	53,268

			$43,679,500	$42,417

Short Contracts
U.S. Treasury 10-Year Note	(164)	09/19/12	$(21,873,500)	$(74,723)
U.S. Treasury Long Bond	(14)	09/19/12	(2,071,562)	(7,910)

			$(23,945,062)	$(82,633)

See Accompanying Notes to Financial Statements

88

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING Limited Maturity Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date		Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	CDX.NA.IG.18	Sell	1.000	06/20/17	USD	10,000,000	$(60,025)	$49,498	$(109,523)

							$(60,025)	$49,498	$(109,523)

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Upfront payments paid on OTC swap agreements	$49,498
Interest rate contracts	Net Assets-Unrealized appreciation*	53,268

Total Asset Derivatives		$102,766

Liability Derivatives
Credit contracts	Unrealized depreciation on swap agreements	$109,523
Interest rate contracts	Net Assets-Unrealized depreciation*	93,484

Total Liability Derivatives		$203,007

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Swaps	Total
Credit contracts	$—	27,778	$27,778
Interest rate contracts	(459,393)	(1,345,606)	(1,804,999)

Total	$(459,393)	$(1,317,828)	$(1,777,221)

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Swaps	Total
Credit contracts	$—	$(109,523)	$(109,523)
Interest rate contracts	46,125	1,190,311	1,236,436

Total	$46,125	$1,080,788	$1,126,913

See Accompanying Notes to Financial Statements

89

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation as of June 30, 2012

(as a percentage of net assets)

Corporate Bonds/Notes	86.7%
Collateralized Mortgage Obligations	0.9%
Asset-Backed Securities	0.3%
Municipal Bonds	0.0%

Common Stock	0.0%
Assets in Excess of Other Liabilities*	12.1%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: 86.7%
			Consumer Discretionary: 18.8%
	600,000	#	AMC Networks, Inc., 7.750%, 07/15/21	$664,500	0.1
	3,000,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	3,225,000	0.4
EUR	250,000	#	Carlson Wagonlit BV, 7.500%, 06/15/19	314,003	0.0
	750,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	772,500	0.1
	4,500,000	L	CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%-7.250%, 10/30/17-01/31/22	4,852,500	0.6
	350,000	#	Ceridian Corp., 8.875%, 07/15/19	363,125	0.0
	250,000	#	Chester Downs & Marina LLC, 9.250%, 02/01/20	261,250	0.0
	1,500,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,638,750	0.2
	2,000,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	2,190,000	0.2

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Consumer Discretionary: (continued)
	2,500,000	#	Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	$2,456,250	0.3
EUR	2,500,000		Conti-Gummi Finance BV, 7.125%, 10/15/18	3,365,287	0.4
EUR	500,000		Conti-Gummi Finance BV, 7.500%, 09/15/17	678,626	0.1
	2,000,000		CSC Holdings LLC, 7.625%, 07/15/18	2,245,000	0.2
	3,000,000		CSC Holdings LLC, 7.875%, 02/15/18	3,382,500	0.4
	3,000,000		CSC Holdings LLC, 8.625%, 02/15/19	3,480,000	0.4
	1,300,000	#	CSC Holdings LLC, 6.750%, 11/15/21	1,391,000	0.2
	4,000,000		DISH DBS Corp., 7.125%, 02/01/16	4,410,000	0.5
	4,400,000		DISH DBS Corp., 6.750%-7.875%, 09/01/19-06/01/21	4,948,000	0.6
	750,000	#	Hyva Global BV, 8.625%, 03/24/16	645,000	0.1
	500,000	#	inVentiv Health, Inc., 10.000%, 08/15/18	430,000	0.0

See Accompanying Notes to Financial Statements

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ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
1,000,000	#	Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.500%, 12/01/19	$1,098,750	0.1
250,000	#	Jaguar Land Rover PLC, 7.750%, 05/15/18	258,750	0.1
1,000,000	#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,037,500	0.1
500,000	#	Lamar Media Corp., 5.875%, 02/01/22	515,000	0.1
1,000,000	#,L	MGM Resorts International, 8.625%, 02/01/19	1,075,000	0.1
2,500,000		MGM Mirage, 7.625%, 01/15/17	2,593,750	0.3
3,000,000		MGM Resorts International, 11.125%, 11/15/17	3,382,500	0.4
5,000,000		MGM Resorts International, 9.000%-10.375%, 05/15/14-03/15/20	5,587,500	0.6
500,000	#	Nara Cable Funding Ltd., 8.875%, 12/01/18	432,500	0.1
3,000,000		Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,337,500	0.4
2,000,000	#,L	Petco Animal Supplies, Inc., 9.250%, 12/01/18	2,195,000	0.3
1,000,000	#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	925,000	0.1
750,000	#	Prestige Brands, Inc., 8.125%, 02/01/20	826,875	0.1
1,500,000	#	QVC, Inc., 7.375%, 10/15/20	1,662,951	0.2
1,500,000	#	QVC, Inc., 7.500%, 10/01/19	1,666,209	0.2
1,000,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	1,047,500	0.1
2,000,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	2,145,000	0.3

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Consumer Discretionary: (continued)
EUR	1,500,000		Schaeffler Finance BV, 7.750%-8.750%, 02/15/17-02/15/19	$1,997,248	0.2
	675,000	#	Seneca Gaming Corp., 8.250%, 12/01/18	695,250	0.1
	4,998,000		Tomkins LLC / Tomkins, Inc., 9.000%, 10/01/18	5,585,265	0.6
	3,530,000	#	TRW Automotive, Inc., 7.250%, 03/15/17	4,050,675	0.5
EUR	250,000	#	Unitymedia GmbH/Old, 9.500%, 03/15/21	344,849	0.0
EUR	350,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	462,857	0.0
	750,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	798,750	0.1
	1,000,000	#	Univision Communications, Inc., 6.875%, 05/15/19	1,035,000	0.1
	4,500,000	#	Univision Communications, Inc., 7.875%, 11/01/20	4,837,500	0.6
	500,000	#	UR Financing Escrow Corp., 5.750%, 07/15/18	521,250	0.1
	1,250,000	#	UR Financing Escrow Corp., 7.375%, 05/15/20	1,309,375	0.1
	2,500,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	2,625,000	0.3

See Accompanying Notes to Financial Statements

91

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
1,000,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	$1,045,000	0.1
750,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	755,625	0.1
62,499,237		Other Securities(a)	64,455,747	7.5
			162,019,967	18.8
		Consumer Staples: 3.2%
1,442,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,445,605	0.2
5,000,000		Hertz Corp./The, 6.750%-7.375%, 04/15/19-01/15/21	5,300,000	0.6
1,050,000	#	Live Nation Entertainment, Inc., 8.125%, 05/15/18	1,077,562	0.1
500,000	#	Post Holdings, Inc., 7.375%, 02/15/22	528,750	0.0
750,000	#	Simmons Foods, Inc., 10.500%, 11/01/17	708,750	0.1
750,000	#	Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	851,250	0.1
17,086,000		Other Securities	18,009,598	2.1
			27,921,515	3.2
		Energy: 9.9%
1,425,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,460,625	0.1
3,750,000	L	Chesapeake Energy Corp., 9.500%, 02/15/15	4,059,375	0.5
276,000	#	Coffeyville Resources LLC, 9.000%, 04/01/15	295,320	0.0
3,000,000		Consol Energy, Inc., 8.000%, 04/01/17	3,127,500	0.4
1,750,000		Consol Energy, Inc., 8.250%, 04/01/20	1,846,250	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 6.875%, 05/01/19	$523,125	0.1
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	884,538	0.1
4,000,000		Kinder Morgan Finance Co. ULC, 5.700%, 01/05/16	4,230,000	0.5
2,000,000	#	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17	1,670,000	0.2
1,500,000	#,L	NGPL PipeCo LLC, 7.119%, 12/15/17	1,507,500	0.2
1,000,000	#,L	NGPL PipeCo LLC, 9.625%, 06/01/19	1,075,000	0.1
2,000,000	#	OGX Petroleo e Gas Participacoes SA, 8.500%, 06/01/18	1,790,000	0.2
1,250,000	#	Peabody Energy Corp., 6.000%, 11/15/18	1,250,000	0.1
1,000,000	#	Peabody Energy Corp., 6.250%, 11/15/21	995,000	0.2
1,250,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	1,246,875	0.1
4,750,000		Plains Exploration & Production Co., 6.625%-7.625%, 04/01/20-02/01/22	4,946,250	0.6
2,000,000	#,L	Rockies Express Pipeline LLC, 5.625%, 04/15/20	1,830,000	0.2
5,000,000		SandRidge Energy, Inc., 7.500%, 03/15/21	4,962,500	0.6
2,000,000	#	SandRidge Energy, Inc., 8.125%, 10/15/22	2,022,500	0.2
4,000,000		Sonat, Inc., 7.000%, 02/01/18	4,360,216	0.5
750,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.375%, 08/01/22	751,875	0.1

See Accompanying Notes to Financial Statements

92

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
44,284,000		Other Securities(a),(b)	$40,760,958	4.7
			85,595,407	9.9
		Financials: 13.3%
3,000,000		American International Group, Inc., 8.175%, 05/15/58	3,270,000	0.4
5,000,000		Ally Financial, Inc., 8.300%, 02/12/15	5,462,500	0.7
6,750,000		Ally Financial, Inc., 5.500%-7.500%, 12/31/13-09/15/20	7,172,320	0.8
1,250,000	#	Brickman Group Holdings, Inc., 9.125%, 11/01/18	1,225,000	0.1
3,000,000		Ford Motor Credit Co., LLC, 8.000%, 06/01/14	3,329,673	0.4
5,000,000		Ford Motor Credit Co., LLC, 5.625%-8.700%, 10/01/14-01/15/20	5,734,908	0.6
9,000,000		Ford Motor Credit Co., LLC, 8.000%, 12/15/16	10,671,372	1.3
1,600,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,000,000	0.2
1,375,000	#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,586,406	0.2
3,000,000		International Lease Finance Corp., 8.625%, 09/15/15	3,326,250	0.4
3,000,000		International Lease Finance Corp., 8.750%, 03/15/17	3,382,500	0.4
1,250,000	#	International Lease Finance Corp., 6.750%, 09/01/16	1,350,000	0.2
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,491,875	0.3
2,750,000		International Lease Finance Corp., 5.875%-8.250%, 05/01/13-12/15/20	2,940,135	0.3

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
EUR	1,150,000		LBG Capital No.1 PLC, 6.439%, 05/23/20	$1,167,901	0.1
GBP	550,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	744,663	0.1
	3,350,000	#	LBG Capital No.1 PLC, 7.875%, 11/01/20	3,065,250	0.4
	500,000	#	LBG Capital No.1 PLC, 8.000%, 12/29/49	425,000	0.0
	499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	62,825	0.0
	3,000,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.250%, 09/01/17	3,187,500	0.4
	750,000	#	QBE Capital Funding III Ltd.., 7.250%, 05/24/41	677,883	0.1
	1,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 08/15/19	1,087,500	0.2
	1,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 02/15/21	955,000	0.1
	2,000,000	#	Reynolds Group Issuer, Inc., 9.000%, 04/15/19	2,005,000	0.2

See Accompanying Notes to Financial Statements

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ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
	3,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	$3,116,250	0.3
	750,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	779,063	0.1
	500,000	#	Reynolds Group Issuer, Inc., 6.875%, 02/15/21	522,500	0.1
	3,700,000	#	Reynolds Group Issuer, Inc., 8.500%, 05/15/18	3,644,500	0.4
	1,000,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, 10/15/16	1,057,500	0.1
EUR	1,000,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.000%, 12/15/16	1,202,227	0.2
	2,500,000	#	Reynolds Group Issuer, Inc., 7.125%, 04/15/19	2,631,250	0.3
	500,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19	520,625	0.1
	1,750,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	1,365,000	0.1

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
375,000	#	Societe Generale, 5.922%, 12/31/49	$255,000	0.0
30,170,000		Other Securities(a)	32,063,441	3.7
			114,478,817	13.3
		Health Care: 9.8%
3,000,000	&	Biomet, Inc., 10.375%, 10/15/17	3,221,250	0.4
7,000,000		Biomet, Inc., 11.625%, 10/15/17	7,586,250	0.9
2,500,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	2,525,000	0.3
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,045,000	0.1
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,043,750	0.1
3,750,000		HCA, Inc., 6.500%, 02/15/20	4,073,438	0.5
3,500,000		HCA, Inc., 7.500%, 02/15/22	3,823,750	0.4
3,500,000		HCA, Inc., 8.500%, 04/15/19	3,937,500	0.5
4,650,000		HCA, Inc., 7.250%-8.000%, 10/01/18-09/15/20	5,178,250	0.6
1,500,000	#	Health Management Associates, Inc., 7.375%, 01/15/20	1,603,125	0.2
1,000,000	#	Multiplan, Inc., 9.875%, 09/01/18	1,100,000	0.1
875,000	#	Mylan, Inc./PA, 7.625%, 07/15/17	966,875	0.1
3,000,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	3,378,750	0.4
2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,125,000	0.2
500,000	#	Valeant Pharmaceuticals International, 6.500%, 07/15/16	525,000	0.1
1,000,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,047,500	0.1

See Accompanying Notes to Financial Statements

94

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	$2,233,312	0.3
4,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	4,060,000	0.5
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	503,750	0.0
3,000,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,082,500	0.4
5,000,000		Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, 7.750%, 09/15/18	5,387,500	0.6
25,554,540		Other Securities	26,184,796	3.0
			84,632,296	9.8
		Industrials: 7.2%
2,500,000	#	Aguila 3 SA, 7.875%, 01/31/18	2,587,500	0.3
2,000,000	#	AMGH Merger Sub, Inc., 9.250%, 11/01/18	2,090,000	0.2
500,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	531,250	0.1
2,000,000	#	Aviation Capital Group, 7.125%, 10/15/20	2,043,530	0.2
1,400,000	#	Bombardier, Inc., 7.500%, 03/15/18	1,541,750	0.2
1,600,000	#	C8 Capital SPV Ltd., 6.640%, 12/31/49	960,000	0.1
750,000	#	Calcipar SA, 6.875%, 05/01/18	742,500	0.1
1,750,000	#	CMA CGM SA, 8.500%, 04/15/17	971,250	0.1
1,000,000	#	HD Supply, Inc., 8.125%, 04/15/19	1,082,500	0.2
1,000,000	#,L	HD Supply, Inc., 11.000%, 04/15/20	1,078,750	0.1

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
2,500,000	#,L	Masonite International Corp., 8.250%, 04/15/21	$2,587,500	0.3
6,000,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	6,540,000	0.8
5,500,000		TransDigm, Inc., 7.750%, 12/15/18	6,063,750	0.7
3,000,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	3,172,500	0.4
1,050,000	#	USG Corp., 8.375%, 10/15/18	1,107,750	0.1
26,382,063		Other Securities(a)	28,447,326	3.3
			61,547,856	7.2
		Information Technology: 3.4%
750,000	#,L	Alliance Data Systems Corp., 6.375%, 04/01/20	772,500	0.1
1,250,000	#	Audatex North America, Inc., 6.750%, 06/15/18	1,321,875	0.1
2,500,000	#	Avaya, Inc., 7.000%, 04/01/19	2,331,250	0.3
2,500,000	#	CommScope, Inc., 8.250%, 01/15/19	2,656,250	0.3
2,000,000	#	First Data Corp., 8.250%, 01/15/21	2,010,000	0.2
1,838,369	L	First Data Corp., 3.000%-9.875%, 09/24/14-09/24/15	1,772,372	0.2
1,500,000	#	Sensata Technologies BV, 6.500%, 05/15/19	1,556,250	0.2
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,601,250	0.2
4,500,000	L	SunGard Data Systems, Inc., 7.375%-7.625%, 11/15/18-11/15/20	4,833,750	0.6

See Accompanying Notes to Financial Statements

95

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Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Information Technology: (continued)
EUR	1,000,000		UPC Holding BV, 8.000%, 11/01/16	$1,325,614	0.2
EUR	3,500,000	L	UPC Holding BV, 8.375%, 08/15/20	4,606,428	0.5
	4,100,000		Other Securities(a)	4,400,219	0.5
				29,187,758	3.4
			Materials: 9.0%
	3,750,000		Aleris International, Inc., 7.625%, 02/15/18	3,825,000	0.5
	838,937	#,&,L	ARD Finance SA, 11.125%, 06/01/18	784,406	0.1
	250,000	#	Ardagh Packaging Finance Plc, 7.375%, 10/15/17	266,875	0.0
	1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,082,500	0.1
	375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	408,750	0.1
	2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,145,000	0.3
	1,250,000	#,L	Cemex SAB de CV, 9.000%, 01/11/18	1,121,875	0.1
	2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	2,050,000	0.2
	2,000,000	#	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,130,000	0.3

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Materials: (continued)
	1,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	$1,007,500	0.1
	1,750,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	1,767,500	0.2
	4,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	4,100,000	0.5
	2,000,000	L	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	1,735,000	0.2
	4,000,000	L	Huntsman International LLC, 8.625%, 03/15/21	4,530,000	0.5
EUR	500,000	L	Ineos Finance PLC, 9.250%, 05/15/15	677,044	0.1
	1,000,000	#	Ineos Finance PLC, 7.500%, 05/01/20	1,012,500	0.1
	1,000,000	#	Ineos Finance PLC, 9.000%, 05/15/15	1,060,000	0.1
	2,750,000	#,L	Ineos Group Holdings PLC, 8.500%, 02/15/16	2,536,875	0.3
	750,000	#	Inmet Mining Corp., 8.750%, 06/01/20	746,250	0.1
	1,800,000	#	Kinove German Bondco GmbH, 9.625%, 06/15/18	1,863,000	0.2
	2,000,000	#	LyondellBasell Industries NV, 5.000%, 04/15/19	2,107,500	0.3
	1,000,000	#	LyondellBasell Industries NV, 5.750%, 04/15/24	1,075,000	0.1

See Accompanying Notes to Financial Statements

96

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
3,500,000		Novelis, Inc./GA, 8.375%, 12/15/17	$3,762,500	0.4
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,247,500	0.4
1,100,000	#	OXEA Finance, 9.500%, 07/15/17	1,174,250	0.1
1,000,000	#	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18	1,015,000	0.1
500,000	#	Roofing Supply Group LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	525,000	0.1
750,000	#	Sappi Papier Holding GmbH, 7.750%, 07/15/17	762,187	0.1
1,750,000	#	Sealed Air Corp., 8.125%, 09/15/19	1,960,000	0.2
2,000,000	#	Sealed Air Corp., 8.375%, 09/15/21	2,270,000	0.3
1,000,000	#	Taminco Global Chemical Corp., 9.750%, 03/31/20	1,032,500	0.1
1,000,000	#	Vertellus Specialties, Inc., 9.375%, 10/01/15	827,500	0.1
19,672,500		Other Securities(a)	22,475,487	2.6
			77,084,499	9.0
		Telecommunication Services: 7.3%
4,750,000	#	Digicel Ltd., 8.250%, 09/01/17	4,880,625	0.6
3,000,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	3,165,000	0.4
2,000,000	#	Intelsat Jackson Holdings SA, 7.250%, 10/15/20	2,110,000	0.2
5,000,000		Intelsat Jackson Holdings SA, 7.250%-8.500%, 11/01/19-04/01/21	5,423,750	0.6
500,000	#,L	Sable International Finance Ltd., 8.750%, 02/01/20	537,500	0.1
5,500,000		Sprint Capital Corp., 6.900%, 05/01/19	5,197,500	0.6
3,500,000		Sprint Nextel Corp., 6.000%, 12/01/16	3,368,750	0.4

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
4,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	$3,660,000	0.4
1,000,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	1,050,000	0.1
1,000,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	1,025,000	0.1
1,500,000	#	Vimpel Communications Via VIP Finance Ireland Ltd.. OJSC, 7.748%, 02/02/21	1,452,360	0.2
1,000,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	941,940	0.1
1,650,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	1,452,000	0.1
3,000,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	2,437,500	0.3
25,216,570		Other Securities(a)	26,285,575	3.1
			62,987,500	7.3
		Utilities: 4.8%
1,250,000	#	AES Corp./The, 7.375%, 07/01/21	1,396,875	0.2
3,500,000	#	Calpine Corp., 7.500%, 02/15/21	3,797,500	0.4
2,000,000	#	Calpine Corp., 7.875%, 07/31/20	2,215,000	0.3
1,000,000	#	Calpine Corp., 7.875%, 01/15/23	1,095,000	0.1
3,125,000	#	Intergen NV, 9.000%, 06/30/17	3,078,125	0.4
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	545,625	0.1
4,000,000	L	NRG Energy, Inc., 7.375%, 01/15/17	4,170,000	0.5
4,000,000		NRG Energy, Inc., 8.250%, 09/01/20	4,160,000	0.5
2,500,000		NRG Energy, Inc., 7.625%-7.875%, 01/15/18-05/15/21	2,587,500	0.3
2,084,000	#	NSG Holdings, LLC, 7.750%, 12/15/25	2,094,420	0.2
2,454,808	#	Tenaska Alabama Partners LP, 7.000%, 06/30/21	2,611,302	0.3

See Accompanying Notes to Financial Statements

97

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
13,733,603	Other Securities(a)	$13,337,846	1.5
		41,089,193	4.8
	Total Corporate Bonds/Notes (Cost $706,447,392)	746,544,808	86.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9%
13,682,413	Other Securities	7,600,064	0.9
	Total Collateralized Mortgage Obligations (Cost $7,979,080)	7,600,064	0.9

MUNICIPAL BONDS: 0.0%
	Puerto Rico: 0.0%
1,600,000	Other Securities	134,096	0.0
	Total Municipal Bonds (Cost $282,692)	134,096	0.0

ASSET-BACKED SECURITIES: 0.3%
	Home Equity Asset-Backed Securities: 0.1%
738,624	Other Securities	459,560	0.1

	Other Asset-Backed Securities: 0.2%
3,377,511	Other Securities	2,064,933	0.2
	Total Asset-Backed Securities (Cost $2,665,517)	2,524,493	0.3

Shares		Value	Percentage of Net Assets

COMMON STOCK: 0.0%
	Consumer Discretionary: 0.0%
113,330	Other Securities(a)	$105,469	0.0
	Total Common Stock (Cost $2,745,560)	105,469	0.0
	Total Long-Term Investments (Cost $720,120,241)	756,908,930	87.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 18.7%
		U.S. Treasury Bills: 11.2%
25,600,000	S	United States Treasury Bill, 0.100%, 10/25/12	$25,591,834	3.0
360,000	S	United States Treasury Bill, 0.140%, 01/10/13	359,722	0.0
400,000		United States Treasury Bill, 0.200%, 06/27/13	399,192	0.0
797,000	S	United States Treasury Bill, 0.080%, 09/27/12	796,841	0.1
6,640,000		United States Treasury Bill, 0.160%, 02/07/13	6,633,612	0.8
6,900,000		United States Treasury Bill, 0.160%, 03/07/13	6,892,403	0.8
4,200,000		United States Treasury Bill, 0.170%, 04/04/13	4,194,452	0.5
35,400,000	S	United States Treasury Bill, 0.180%, 05/02/13	35,344,776	4.1
16,000,000	S	United States Treasury Bill, 0.190%, 05/30/13	15,972,384	1.9
			96,185,216	11.2
		Securities Lending Collateralcc(1): 7.5%
15,372,458		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $15,372,698, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $15,679,907, due 05/01/32-06/01/42)	15,372,458	1.8

See Accompanying Notes to Financial Statements

98

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
15,372,458	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $15,372,711, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $15,679,907, due 07/01/42-02/20/61)	$15,372,458	1.8
15,372,458	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $15,372,685, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $15,679,907, due 04/01/24-06/01/42)	15,372,458	1.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
15,372,458	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $15,372,774, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $15,679,907, due 10/01/14-02/25/44)	$15,372,458	1.8
3,236,303	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $3,236,356, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $3,301,029, due 07/01/21-04/01/42)	3,236,303	0.3
		64,726,135	7.5
	Total Short-Term Investments (Cost $160,911,740)	160,911,351	18.7

	Total Investments in Securities (Cost $881,031,981)	$917,820,281	106.6
	Liabilities in Excess of Other Assets	(56,692,631)	(6.6)

	Net Assets	$861,127,650	100.0

See Accompanying Notes to Financial Statements

99

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
±	Defaulted security
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
(b)	The grouping contains securities in default.

EUR	EU Euro
GBP	British Pound
Cost for federal income tax purposes is $881,544,453.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$53,692,910
Gross Unrealized Depreciation	(17,417,082)

Net Unrealized Appreciation	$36,275,828

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$105,469	$—	$—	$105,469

Total Common Stock	105,469	—	—	105,469

Corporate Bonds/Notes	—	745,425,229	119,579	746,544,808
Collateralized Mortgage Obligations	—	7,600,064	—	7,600,064
Municipal Bonds	—	134,096	—	134,096
Short-Term Investments	—	160,911,351	—	160,911,351
Asset-Backed Securities	—	2,524,493	—	2,524,493

Total Investments, at fair value	$105,469	$916,595,233	$119,579	$917,820,281

Other Financial Instruments+
Swaps	—	612,753	—	612,753
Forward Foreign Currency Contracts	—	58,936	—	58,936

Total Assets	$105,469	$917,266,922	$119,579	$918,491,970

Liabilities Table
Other Financial Instruments+
Swaps	$(19,163)	$(279,208)	$—	$(298,371)
Forward Foreign Currency Contracts	—	(431,292)	—	(431,292)

Total Liabilities	$(19,163)	$(710,500)	$—	$(729,663)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

100

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Brazilian Real	100,000	Buy	08/02/12	$51,146	$49,433	$(1,713)
JPMorgan Chase & Co.	British Pound	183,000	Buy	07/03/12	284,850	286,603	1,753
JPMorgan Chase & Co.	EU Euro	96,000	Buy	09/14/12	119,762	121,579	1,817
JPMorgan Chase & Co.	Chinese Yuan	23,649,355	Buy	02/01/13	3,711,740	3,703,206	(8,534)

							$(6,677)

Citigroup, Inc.	EU Euro	20,517,000	Sell	09/14/12	25,597,830	25,983,648	(385,818)
Citigroup, Inc.	Chinese Yuan	11,800,000	Sell	10/15/12	1,852,433	1,850,563	1,870
Goldman Sachs & Co.	British Pound	2,369,000	Sell	07/03/12	3,738,578	3,710,177	28,401
HSBC	British Pound	2,370,000	Sell	07/03/12	3,736,838	3,711,743	25,095
HSBC	EU Euro	642,000	Sell	09/14/12	803,656	813,058	(9,402)
UBS AG	British Pound	4,556,000	Sell	08/02/12	7,109,023	7,134,848	(25,825)

							$(365,679)

ING PIMCO High Yield Portfolio Centrally Cleared Credit Default Swaps Outstanding on June 30, 2012

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (1)

Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(4)		Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.16 Index	Sell	5.000	06/20/16		USD	17,520,000	$(19,163)	$1,032,037

							$(19,163)	$1,032,037

ING PIMCO High Yield Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date		Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	1,440,000	$(3,692)	$2,081	$(5,773)
Credit Suisse First Boston	CDX.NA.HY.18 Index	Sell	5.000	06/20/17	USD	4,950,000	(175,419)	(235,125)	59,706
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,543,198	5,548	—	5,548

							$(173,563)	$(233,044)	$59,481

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(4)		Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	AES Corp.	Sell	5.000	03/20/14	1.407	USD	2,000,000	$122,699	$(188,750)	$311,449
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	1.116	USD	100,000	6,653	(2,718)	9,371
Citigroup, Inc.	Community Health Systems	Sell	5.000	09/20/14	2.839	USD	100,000	4,656	(9,000)	13,656
Credit Suisse First Boston	El Paso Corp.	Sell	5.000	12/20/14	1.028	USD	2,500,000	243,192	(75,000)	318,192
Goldman Sachs & Co.	El Paso Corp.	Sell	5.000	09/20/14	0.921	USD	2,000,000	180,271	(190,000)	370,271
Goldman Sachs & Co.	NRG Energy Inc.	Sell	4.200	09/20/13	1.750	USD	225,000	6,709	—	6,709
Goldman Sachs & Co.	RRI Energy Inc.	Sell	5.000	09/20/14	6.497	USD	3,300,000	(100,097)	(610,500)	510,403
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	2.045	USD	1,000,000	43,025	(110,000)	153,025

								$507,108	$(1,185,968)	$1,693,076

See Accompanying Notes to Financial Statements

101

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$58,936
Credit contracts	Upfront payments paid on OTC swap agreements	2,081
Credit contracts	Unrealized appreciation on OTC swap agreements	1,758,330
Credit contracts	Net Assets-Unrealized appreciation*	1,032,037

Total Asset Derivatives		$2,851,384

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$431,292
Credit contracts	Upfront payments received on swap agreements	1,421,093
Credit contracts	Unrealized depreciation on OTC swap agreements	5,773

Total Liability Derivatives		$1,858,158

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

102

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign currency related transactions*	Swaps	Total
Credit contracts	$—	2,264,479	$2,264,479
Foreign exchange contracts	2,729,489	—	2,729,489
Interest rate contracts	—	(724,682)

Total	$2,729,489	$2,264,479	$4,993,968

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign currency related transactions*	Swaps	Total
Credit contracts	$—	$871,216	$871,216
Foreign exchange contracts	(2,435,826)	—	(2,435,826)
Interest rate contracts	—	746,821	746,821

Total	$(2,435,826)	$1,618,037	$(817,789)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

103

ING PIONEER FUND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification

as of June 30, 2012

(as a percentage of net assets)

Information Technology	18.3%
Financials	15.4%
Health Care	14.6%
Consumer Discretionary	12.6%
Industrials	10.7%
Consumer Staples	10.6%
Energy	10.4%

Materials	3.9%
Telecommunication Services	2.4%
Utilities	0.4%
Assets in Excess of Other Liabilities*	0.7%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.3%
		Consumer Discretionary: 12.6%
13,679		Coach, Inc.	$799,948	1.0
23,489		John Wiley & Sons, Inc.	1,150,726	1.5
28,148		Johnson Controls, Inc.	779,981	1.0
28,340		Lowe’s Cos., Inc.	805,990	1.0
7,284		McDonald’s Corp.	644,852	0.8
16,684		Target Corp.	970,842	1.2
18,757		Walt Disney Co.	909,714	1.1
144,231		Other Securities	3,935,387	5.0
			9,997,440	12.6
		Consumer Staples: 10.6%
16,989		Colgate-Palmolive Co.	1,768,555	2.2
22,373		General Mills, Inc.	862,255	1.1
23,861		Hershey Co.	1,718,708	2.2
18,756		HJ Heinz Co.	1,019,951	1.3
21,775		Kraft Foods, Inc.	840,951	1.1
28,068		Walgreen Co.	830,251	1.0
32,324		Other Securities	1,368,287	1.7
			8,408,958	10.6
		Energy: 10.4%
11,652		Apache Corp.	1,024,094	1.3
8,652		Chevron Corp.	912,786	1.2
15,791		ConocoPhillips	882,401	1.1
12,647		ExxonMobil Corp.	1,082,204	1.4
26,996	@	Southwestern Energy Co.	861,982	1.1
78,688		Other Securities	3,443,032	4.3
			8,206,499	10.4
		Financials: 15.4%
11,882		American Express Co.	691,651	0.9
23,614		Chubb Corp.	1,719,572	2.2
20,844		Discover Financial Services	720,786	0.9

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
26,280		JPMorgan Chase & Co.	$938,984	1.2
12,337		PNC Financial Services Group, Inc.	753,914	1.0
11,840		T. Rowe Price Group, Inc.	745,446	0.9
28,337		US Bancorp.	911,318	1.1
32,887		Wells Fargo & Co.	1,099,741	1.4
196,758		Other Securities	4,623,295	5.8
			12,204,707	15.4
		Health Care: 14.6%
20,389		Abbott Laboratories	1,314,479	1.7
9,175		Amgen, Inc.	670,142	0.8
15,779		Becton Dickinson & Co.	1,179,480	1.5
12,151		CR Bard, Inc.	1,305,504	1.7
36,993		Pfizer, Inc.	850,839	1.1
13,300	@	Vertex Pharmaceuticals, Inc.	743,736	0.9
160,330		Other Securities	5,476,167	6.9
			11,540,347	14.6
		Industrials: 10.7%
9,879		3M Co.	885,158	1.1
9,671		Deere & Co.	782,094	1.0
41,167		General Electric Co.	857,920	1.1
13,549		Norfolk Southern Corp.	972,412	1.2
28,558		Paccar, Inc.	1,119,188	1.4
10,875		United Technologies Corp.	821,389	1.1
51,529		Other Securities	2,985,134	3.8
			8,423,295	10.7
		Information Technology: 18.3%
22,077		Analog Devices, Inc.	831,641	1.0
2,856	@	Apple, Inc.	1,667,904	2.1

See Accompanying Notes to Financial Statements

104

ING PIONEER FUND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
15,016	Automatic Data Processing, Inc.	$835,791	1.1
3,560	International Business Machines Corp.	696,265	0.9
35,720	Intel Corp.	951,938	1.2
43,033	Microsoft Corp.	1,316,379	1.7
25,965	Oracle Corp.	771,160	1.0
222,027	Other Securities	7,380,955	9.3
		14,452,033	18.3
	Materials: 3.9%
8,569	Airgas, Inc.	719,881	0.9
9,604	Ecolab, Inc.	658,162	0.8
14,298	EI Du Pont de Nemours & Co.	723,050	0.9
25,223	Other Securities	996,196	1.3
		3,097,289	3.9
	Telecommunication Services: 2.4%
26,405	AT&T, Inc.	941,602	1.2
21,574	Verizon Communications, Inc.	958,749	1.2
		1,900,351	2.4
	Utilities: 0.4%
7,841	Other Securities	312,856	0.4
	Total Common Stock (Cost $69,311,339)	78,543,775	99.3

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
482,767	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $482,767)	$482,767	0.6
	Total Short-Term Investments (Cost $482,767)	482,767	0.6

	Total Investments in Securities (Cost $69,794,106)	$79,026,542	99.9
	Assets in Excess of Other Liabilities	99,586	0.1

	Net Assets	$79,126,128	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
Cost for federal income tax purposes is $70,203,694.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$12,268,448
Gross Unrealized Depreciation	(3,445,600)

Net Unrealized Appreciation	$8,822,848

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$9,720,668	$276,772	$—	$9,997,440
Consumer Staples	8,408,958	—	—	8,408,958
Energy	8,206,499	—	—	8,206,499
Financials	12,204,707	—	—	12,204,707
Health Care	10,964,927	575,420	—	11,540,347
Industrials	8,423,295	—	—	8,423,295
Information Technology	14,452,033	—	—	14,452,033
Materials	3,097,289	—	—	3,097,289
Telecommunication Services	1,900,351	—	—	1,900,351
Utilities	312,856	—	—	312,856

Total Common Stock	77,691,583	852,192	—	78,543,775

See Accompanying Notes to Financial Statements

105

ING PIONEER FUND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Short-Term Investments	$482,767	$—	$—	$482,767

Total Investments, at fair value	$78,174,350	$852,192	$—	$79,026,542

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

106

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Geographic Diversification

as of June 30, 2012

(as a percentage of net assets)

United States	40.2%
United Kingdom	13.4%
France	10.0%
Germany	5.4%
Switzerland	5.0%
Netherlands	4.7%
Japan	3.7%

Singapore	3.3%
Italy	3.0%
South Korea	3.0%
Countries between 0.4%-1.0%^	6.7%
Assets in Excess of Other Liabilities*	1.6%

Net Assets	100.0%

*	Includes short-term investments.
^	Includes 12 countries, which each represents 0.4%-1.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Austria: 0.4%
229,810		Other Securities	$2,258,785	0.4

		Brazil: 0.6%
166,460		Other Securities	3,171,832	0.6

		Canada: 0.5%
220,900		Other Securities	2,532,072	0.5

		China: 0.6%
190,500		Other Securities(a)	2,917,275	0.6

		France: 10.0%
167,500	L	Alstom	5,299,464	1.1
365,002		AXA S.A.	4,879,616	1.0
151,860		BNP Paribas	5,854,933	1.2
82,275		Cie Generale des Etablissements Michelin	5,382,964	1.1
128,780		Sanofi-Aventis	9,748,775	1.9
165,330		Total S.A.	7,441,343	1.5
1,215,089		Other Securities	11,087,750	2.2
			49,694,845	10.0
		Germany: 5.4%
430,200		Deutsche Lufthansa AG	4,973,465	1.0
33,920		Muenchener Rueckversicherungs AG	4,786,264	1.0
78,420		SAP AG	4,643,683	0.9
69,520		Siemens AG	5,841,581	1.2
199,980		Other Securities	6,623,129	1.3
			26,868,122	5.4
		Hong Kong: 0.3%
140,000		Other Securities	1,728,482	0.3

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		India: 0.5%
76,440		Other Securities	$2,477,420	0.5

		Italy: 3.0%
259,567		ENI S.p.A.	5,514,552	1.1
1,398,491	@	UniCredit SpA	5,302,541	1.1
2,995,557		Other Securities	4,263,426	0.8
			15,080,519	3.0
		Japan: 3.7%
136,700		Toyota Motor Corp.	5,517,516	1.1
2,407,900		Other Securities	12,771,138	2.6
			18,288,654	3.7
		Netherlands: 4.7%
252,197		Royal Dutch Shell PLC - Class B	8,807,637	1.8
290,910		Koninklijke Philips Electronics NV	5,732,592	1.1
318,991		Other Securities	8,998,803	1.8
			23,539,032	4.7
		Russia: 0.8%
418,290		Other Securities	3,944,475	0.8

		Singapore: 3.3%
3,607,000		Singapore Telecommunications Ltd.	9,445,875	1.9
884,960		Other Securities	7,008,202	1.4
			16,454,077	3.3
		South Korea: 3.0%
10,189		Samsung Electronics Co., Ltd.	10,790,023	2.2
120,170		Other Securities	3,925,583	0.8
			14,715,606	3.0

See Accompanying Notes to Financial Statements

107

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Spain: 0.6%
233,371		Other Securities	$3,071,973	0.6

		Sweden: 0.8%
414,521		Other Securities	3,792,753	0.8

		Switzerland: 5.0%
237,230	@	Credit Suisse Group	4,340,608	0.9
50,040		Roche Holding AG - Genusschein	8,643,560	1.7
109,330	@	Swiss Re Ltd.	6,892,361	1.4
359,810		Other Securities	5,139,522	1.0
			25,016,051	5.0
		Taiwan: 1.0%
362,128	@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,055,307	1.0

		Turkey: 0.6%
221,600		Other Securities	2,781,080	0.6

		United Kingdom: 13.4%
1,104,186		Aviva PLC	4,728,061	1.0
1,022,410		BP PLC	6,827,840	1.4
374,121		CRH PLC	7,217,928	1.4
361,130		GlaxoSmithKline PLC	8,202,699	1.6
557,910		HSBC Holdings PLC	4,935,869	1.0
2,711,470	@	International Consolidated Airlines Group SA	6,786,429	1.4
1,458,820		Kingfisher PLC	6,580,747	1.3
1,036,920		Tesco PLC	5,039,235	1.0
3,918,007		Vodafone Group PLC	11,012,532	2.2
4,468,650		Other Securities	5,483,159	1.1
			66,814,499	13.4
		United States: 40.2%
238,200		Amgen, Inc.	17,398,128	3.5
153,480		Baker Hughes, Inc.	6,308,028	1.3
56,130		Chevron Corp.	5,921,715	1.2
443,070		Cisco Systems, Inc.	7,607,512	1.5
201,720		Citigroup, Inc.	5,529,145	1.1
328,880		Comcast Corp. - Class A	10,514,294	2.1
145,555		CVS Caremark Corp.	6,801,785	1.4
57,410		FedEx Corp.	5,259,330	1.0
242,140		General Electric Co.	5,046,198	1.0

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
144,030		Medtronic, Inc.	$5,578,282	1.1
190,820		Merck & Co., Inc.	7,966,735	1.6
424,260		Microsoft Corp.	12,978,113	2.6
169,800	@	Navistar International Corp.	4,817,226	1.0
267,290		News Corp. - Class A	5,957,894	1.2
560,670		Pfizer, Inc.	12,895,410	2.6
1,798,217	@	Sprint Nextel Corp.	5,862,187	1.2
71,822		Time Warner Cable, Inc.	5,896,586	1.2
127,003		Time Warner, Inc.	4,889,616	1.0
76,450		United Parcel Service, Inc. - Class B	6,021,202	1.2
100,830		Walt Disney Co.	4,890,255	1.0
2,367,897		Other Securities	51,880,823	10.4
			200,020,464	40.2
		Total Common Stock (Cost $569,000,889)	490,223,323	98.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.3%
		U.S. Government Agency Obligations: 1.2%
6,000,000	Z	Federal Home Loan Bank Discount Notes, 0.120%, 07/02/12 (Cost $6,000,000)	$6,000,000	1.2

		Securities Lending Collateralcc(1): 1.1%
1,322,928		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,322,949, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,349,387, due 05/01/32-06/01/42)	1,322,928	0.3

See Accompanying Notes to Financial Statements

108

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,322,928	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,322,950, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,349,387, due 07/01/42-02/20/61)	$1,322,928	0.3
1,322,928	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,322,948, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,349,387, due 04/01/24-06/01/42)	1,322,928	0.3
1,322,928	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,322,955, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,349,387, due 10/01/14-02/25/44)	1,322,928	0.2

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
278,509	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $278,514, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $284,079, due 07/01/21-04/01/42)	$278,509	0.0
		5,570,221	1.1
	Total Short-Term Investments (Cost $11,570,221)	11,570,221	2.3

	Total Investments in Securities (Cost $580,571,110)	$501,793,544	100.7
	Liabilities in Excess of Other Assets	(3,719,776)	(0.7)

	Net Assets	$498,073,768	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $580,951,396.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$53,137,626
Gross Unrealized Depreciation	(132,295,478)

Net Unrealized Depreciation	$(79,157,852)

See Accompanying Notes to Financial Statements

109

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	13.0%
Consumer Staples	2.4%
Energy	12.2%
Financials	17.7%
Health Care	15.3%
Industrials	12.4%
Information Technology	13.8%
Materials	2.5%

Sector Diversification	Percentage of Net Assets
Telecommunication Services	7.5%
Telecommunications	1.6%
U.S. Government Agency Obligations	1.2%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.7)%

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Austria	$—	$2,258,785	$—	$2,258,785
Brazil	3,171,832	—	—	3,171,832
Canada	2,532,072	—	—	2,532,072
China	1,100,500	1,816,775	—	2,917,275
France	—	49,694,845	—	49,694,845
Germany	—	26,868,122	—	26,868,122
Hong Kong	—	1,728,482	—	1,728,482
India	2,477,420	—	—	2,477,420
Italy	—	15,080,519	—	15,080,519
Japan	—	18,288,654	—	18,288,654
Netherlands	—	23,539,032	—	23,539,032
Russia	3,944,475	—	—	3,944,475
Singapore	3,540,076	12,914,001	—	16,454,077
South Korea	—	14,715,606	—	14,715,606
Spain	—	3,071,973	—	3,071,973
Sweden	—	3,792,753	—	3,792,753
Switzerland	—	25,016,051	—	25,016,051
Taiwan	5,055,307	—	—	5,055,307
Turkey	2,781,080	—	—	2,781,080
United Kingdom	—	66,814,499	—	66,814,499
United States	200,020,464	—	—	200,020,464

Total Common Stock	224,623,226	265,600,097	—	490,223,323

Short-Term Investments	—	11,570,221	—	11,570,221

Total Investments, at fair value	$224,623,226	$277,170,318	$—	$501,793,544

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

110

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification as of June 30, 2012

(as a percentage of net assets)

Information Technology	19.5%
Financials	14.3%
Health Care	11.8%
Consumer Staples	11.1%
Consumer Discretionary	10.7%
Energy	10.7%
Industrials	10.3%

Utilities	3.7%
Materials	3.4%
Telecommunication Services	3.2%
Assets in Excess of Other Liabilities*	1.3%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Consumer Discretionary: 10.7%
123,397	@	Amazon.com, Inc.	$28,177,705	0.7
923,082		Comcast Corp. - Class A	29,510,932	0.7
524,050		Home Depot, Inc.	27,769 ,409	0.6
347,930		McDonald’s Corp.	30,802,243	0.7
611,937		Walt Disney Co.	29,678,944	0.7
8,611,899		Other Securities(a)	311,950,893	7.3
			457,890,126	10.7
		Consumer Staples: 11.1%
696,666		Altria Group, Inc.	24,069,810	0.6
772,365		Coca-Cola Co.	60,391,220	1.4
438,746		CVS Caremark Corp.	20,502,601	0.5
607,015		Kraft Foods, Inc.	23,442,919	0.5
535,452		PepsiCo, Inc.	37,835,038	0.9
583,930		Philip Morris International, Inc.	50,953,732	1.2
938,125		Procter & Gamble Co.	57,460,156	1.3
590,792		Wal-Mart Stores, Inc.	41,190,018	1.0
3,379,669		Other Securities	159,649,620	3.7
			475,495,114	11.1
		Energy: 10.7%
675,554		Chevron Corp.	71,270,947	1.7
432,944		ConocoPhillips	24,192,911	0.6
1,600,969		ExxonMobil Corp.	136,994,917	3.2
277,684		Occidental Petroleum Corp.	23,816,957	0.5
456,567		Schlumberger Ltd.	29,635,764	0.7
4,412,671		Other Securities(a)	169,052,124	4.0
			454,963,620	10.7

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: 14.3%
342,811		American Express Co.	$19,955,028	0.5
3,689,593		Bank of America Corp.	30,180,871	0.7
602,080	@	Berkshire Hathaway, Inc.	50,171,326	1.2
1,003,877		Citigroup, Inc.	27,516,269	0.6
1,303,281		JPMorgan Chase & Co.	46,566,230	1.1
648,510		US Bancorp.	20,856,082	0.5
1,819,316		Wells Fargo & Co.	60,837,927	1.4
10,453,651		Other Securities(a)	353,834,381	8.3
			609,918,114	14.3
		Health Care: 11.8%
538,679		Abbott Laboratories	34,728,635	0.8
266,263		Amgen, Inc.	19,447,850	0.4
578,289		Bristol-Myers Squibb Co.	20,789,490	0.5
940,270		Johnson & Johnson	63,524,641	1.5
1,041,335		Merck & Co., Inc.	43,475,736	1.0
2,563,698		Pfizer, Inc.	58,965,054	1.4
355,189		UnitedHealth Group, Inc.	20,778,556	0.5
4,887,194		Other Securities	243,193,948	5.7
			504,903,910	11.8
		Industrials: 10.3%
237,560		3M Co.	21,285,376	0.5
256,451		Boeing Co.	19,054,309	0.4
223,340		Caterpillar, Inc.	18,963,799	0.4
3,627,495		General Electric Co.	75,596,996	1.8

See Accompanying Notes to Financial Statements

111

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
163,042		Union Pacific Corp.	$19,452,541	0.5
328,501		United Parcel Service, Inc. - Class B	25,872,739	0.6
312,020		United Technologies Corp.	23,566,871	0.6
4,820,313		Other Securities(a)	236,925,697	5.5
			440,718,328	10.3
		Information Technology: 19.5%
320,136	@	Apple, Inc.	186,959,424	4.4
1,834,024		Cisco Systems, Inc.	31,490,192	0.7
87,064	@	Google, Inc. - Class A	50,503,215	1.2
394,916		International Business Machines Corp.	77,237,671	1.8
1,722,453		Intel Corp.	45,903,372	1.1
2,559,806		Microsoft Corp.	78,304,466	1.8
1,328,587		Oracle Corp.	39,459,034	0.9
586,913		Qualcomm, Inc.	32,679,316	0.8
170,483		Visa, Inc.	21,076,813	0.5
9,945,757		Other Securities(a)	270,959,192	6.3
			834,572,695	19.5
		Materials: 3.4%
3,175,790		Other Securities(a)	143,569,474	3.4

		Telecommunication Services: 3.2%
2,007,303		AT&T, Inc.	71,580,425	1.7
972,679		Verizon Communications, Inc.	43,225,855	1.0
1,971,026		Other Securities(a)	20,785,326	0.5
			135,591,606	3.2
		Utilities: 3.7%
4,159,884		Other Securities	157,091,302	3.7
		Total Common Stock (Cost $3,466,252,857)	4,214,714,289	98.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 0.3%
2,951,264	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $2,951,310, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $3,010,289, due 05/01/32-06/01/42)	$2,951,264	0.1
2,951,264	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,951,313, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,010,289, due 07/01/42-02/20/61)	2,951,264	0.1
2,951,264	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $2,951,308, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $3,010,289, due 04/01/24-06/01/42)	2,951,264	0.0

See Accompanying Notes to Financial Statements

112

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
2,951,264	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,951,325, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,010,289, due 10/01/14-02/25/44)	$2,951,264	0.1
621,316	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $621,326, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $633,742, due 07/01/21-04/01/42)	621,316	0.0
		12,426,372	0.3

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.2%
51,775,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $51,775,000)	$51,775,000	1.2
	Total Short-Term Investments (Cost $64,201,372)	64,201,372	1.5

	Total Investments in Securities (Cost $3,530,454,229)	$4,278,915,661	100.2
	Liabilities in Excess of Other Assets	(8,773,717)	(0.2)

	Net Assets	$4,270,141,944	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $3,597,701,789.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$911,830,131
Gross Unrealized Depreciation	(230,616,259)

Net Unrealized Appreciation	$681,213,872

See Accompanying Notes to Financial Statements

113

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$4,214,714,289	$—	$—	$4,214,714,289
Short-Term Investments	51,775,000	12,426,372	—	64,201,372

Total Investments, at fair value	$4,266,489,289	$12,426,372	$—	$4,278,915,661

Other Financial Instruments+
Futures	1,480,304	—	—	1,480,304

Total Assets	$4,267,969,593	$12,426,372	$—	$4,280,395,965

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING U.S. Stock Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	863	09/21/12	$58,528,660	$1,480,304

			$58,528,660	$1,480,304

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets-Unrealized appreciation*	$1,480,304

Total Asset Derivatives		$1,480,304

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$6,674,831

Total	$6,674,831

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$1,068,861

Total	$1,068,861

See Accompanying Notes to Financial Statements

114

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT2AISS2	(0612-082412)

Semi-Annual Report

June 30, 2012

Classes ADV, I and S

ING Investors Trust

■  ING BlackRock Inflation Protected Bond Portfolio

■  ING Goldman Sachs Commodity Strategy Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Summary Portfolios of Investments	26

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these “risk-on” and “risk-off” periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing (“QE”), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks’ excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it’s quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 27, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  YEAR ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region’s index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product (“GDP”) growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its “Operation Twist” program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone’s enduring sovereign debt crisis continued to move markets the most. The European Central Bank’s €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations (“LTRO”) was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another “summit” meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone’s deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs’ recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan’s newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.’s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital Mortgage-Backed Securities Index
An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.

Barclays Capital U.S. Treasury Index
An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
ING BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,035.60	1.13%	$5.72	$1,000.00	$1,019.24	1.13%	$5.67
Class I	1,000.00	1,039.20	0.53	2.69	1,000.00	1,022.23	0.53	2.66
Class S	1,000.00	1,037.20	0.78	3.95	1,000.00	1,020.98	0.78	3.92
ING Goldman Sachs Commodity Strategy Portfolio
Class ADV	1,000.00	947.20	1.50	7.26	1,000.00	1,017.40	1.50	7.52
Class I	1,000.00	951.50	0.90	4.37	1,000.00	1,020.39	0.90	4.52
Class S	1,000.00	949.50	1.15	5.57	1,000.00	1,019.14	1.15	5.77

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING BlackRock Inflation Protected Bond Portfolio	ING Goldman Sachs Commodity Strategy Portfolio(1)
ASSETS:
Investments in securities at fair value*	$1,014,245,152	$39,521,444
Short-term investments at fair value**	89,899,893	36,066,708
Total Investments at fair value	$1,104,145,045	$75,588,152
Cash	—	6,584,835
Cash collateral for futures	8,933,029	—
Receivable for derivatives collateral (Note 2)	250,000	11,860,000
Foreign currencies at value***	209	—
Receivables:
Investments securities sold	—	6,163,449
Fund shares sold	386,763	389,427
Dividends	2,172	1,795
Interest	5,157,925	68,623
Unrealized appreciation on forward foreign currency contracts	2,366,664	—
Unrealized appreciation on OTC swap agreements	476,097	—
Prepaid expenses	4,990	1,055
Total assets	1,121,722,894	100,657,336
LIABILITIES:
Payable for investment securities purchased	3,033,558	1,696,373
Payable for fund shares redeemed	428,726	105,642
Payable for foreign cash collateral for futures****	3,678,955	—
Unrealized depreciation on forward foreign currency contracts	2,889,478	—
Unrealized depreciation on OTC swap agreements	2,168,912	—
Payable to affiliates	609,920	68,520
Payable for trustee fees	5,298	572
Payable for cash collateral for futures	—	8,175
Payable for derivatives collateral (Note 2)	1,000,000	—
Other accrued expenses and liabilities	86,527	127,837
Written options, at fair valueˆ	1,434,874	—
Total liabilities	15,336,248	2,007,119
NET ASSETS	$1,106,386,646	$98,650,217

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,011,677,291	$233,807,386
Undistributed (distributions in excess of) net investment income	995,142	(374,706)
Accumulated net realized gain (loss)	83,301,443	(134,839,370)
Net unrealized appreciation	10,412,770	56,907
NET ASSETS	$1,106,386,646	$98,650,217

* Cost of investments in securities	$1,002,593,416	$39,390,493
** Cost of short-term investments	$89,899,893	$36,063,785
*** Cost of foreign currencies	$209	$—
**** Cost of payable for foreign cash collateral for futures	$3,695,743	$—
ˆ Premiums received on written options	$1,496,770	$—
      (1) The Statement of Assets and Liabilities for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING BlackRock Inflation Protected Bond Portfolio	ING Goldman Sachs Commodity Strategy Portfolio(1)
Class ADV
Net assets	$85,054,885	$9,584,200
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	7,693,915	1,722,304
Net asset value and redemption price per share	$11.05	$5.56

Class I
Net assets	$461,250,831	$84,708,019
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	41,001,258	14,888,948
Net asset value and redemption price per share	$11.25	$5.69

Class S
Net assets	$560,080,930	$4,357,998
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	49,863,663	772,041
Net asset value and redemption price per share	$11.23	$5.64

(1)  The Statement of Assets and Liabilities for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING BlackRock Inflation Protected Bond Portfolio	ING Goldman Sachs Commodity Strategy Portfolio(1)
INVESTMENT INCOME:
Dividends	$—	$15,356
Interest	12,023,115	155,349
Dividends from affiliated underlying funds	61,813	—
Total investment income	12,084,928	170,705

EXPENSES:
Investment management fees	2,127,685	470,266
Distribution and service fees:
Class ADV	279,816	37,062
Class S	670,391	4,270
Transfer agent fees	684	59
Administrative service fees	526,917	67,180
Shareholder reporting expense	20,752	6,006
Registration fees	—	260
Professional fees	46,625	10,727
Custody and accounting expense	39,784	20,020
Trustee fees	31,789	3,434
Miscellaneous expense	21,285	3,983
Interest expense	—	133
Total expenses	3,765,728	623,400
Net waived and reimbursed fees	(55,964)	(79,274)
Net expenses	3,709,764	544,126
Net investment income (loss)	8,375,164	(373,421)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	22,152,571	4,392,215
Foreign currency related transactions	7,324,512	—
Futures	(5,060,452)	(24,219)
Swaps	4,530,127	(9,545,021)
Written options	1,998,142	—
Net realized gain (loss)	30,944,900	(5,177,025)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,946,698)	41,337
Foreign currency related transactions	(2,177,277)	—
Futures	3,143,618	(17,752)
Swaps	2,220,233	—
Written options	2,541,006	—
Net change in unrealized appreciation (depreciation)	(219,118)	23,585
Net realized and unrealized gain (loss)	30,725,782	(5,153,440)
Increase (decrease) in net assets resulting from operations	$39,100,946	$(5,526,861)

(1)  The Statement of Operations for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING BlackRock Inflation Protected Bond Portfolio		ING Goldman Sachs Commodity Strategy Portfolio(1)
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$8,375,164	$17,863,921	$(373,421)	$(985,883)
Net realized gain (loss)	30,944,900	60,482,233	(5,177,025)	(11,697,461)
Net change in unrealized appreciation (depreciation)	(219,118)	12,725,236	23,585	229,278
Increase (decrease) in net assets resulting from operations	39,100,946	91,071,390	(5,526,861)	(12,454,066)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(463,546)	(751,870)	—	(1,100,525)
Class I	(3,623,095)	(10,951,976)	—	(21,075,314)
Class S	(3,711,186)	(7,994,318)	—	(72,552)
Net realized gains:
Class ADV	—	(1,571,642)	—	—
Class I	—	(17,621,044)	—	—
Class S	—	(14,081,032)	—	—
Total distributions	(7,797,827)	(52,971,882)	—	(22,248,391)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	167,098,557	400,236,138	26,468,732	121,559,634
Reinvestment of distributions	7,797,827	52,971,882	—	22,248,392
	174,896,384	453,208,020	26,468,732	143,808,026
Cost of shares redeemed	(109,613,836)	(192,542,917)	(33,085,334)	(125,615,035)
Net increase (decrease) in net assets resulting from capital share transactions	65,282,548	260,665,103	(6,616,602)	18,192,991
Net increase (decrease) in net assets	96,585,667	298,764,611	(12,143,463)	(16,509,466)

NET ASSETS:
Beginning of year or period	1,009,800,979	711,036,368	110,793,680	127,303,146
End of year or period	$1,106,386,646	$1,009,800,979	$98,650,217	$110,793,680
Undistributed (distributions in excess of) net investment income at end of year or period	$995,142	$417,805	$(374,706)	$(1,285)

(1) The Statements of Changes in Net Assets for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)
ING BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-12	10.73	0.06		0.32	0.38	0.06	—	—	0.06	—	11.05	3.56	1.28	1.13		1.13		1.27	85,055	273
12-31-11	10.26	0.14	•	1.01	1.15	0.23	0.45	—	0.68	—	10.73	11.50	1.29	1.13		1.13		1.36	63,860	465
12-31-10	10.07	0.04	•	0.47	0.51	0.11	0.21	—	0.32	—	10.26	5.07	1.31	1.11	†	1.11	†	0.36 †	21,390	413
12-31-09	9.33	0.12		0.78	0.90	0.15	0.01	—	0.16	—	10.07	9.58	1.33	1.18		1.18		1.21	1	305
12-31-08	10.27	0.34		(0.52)	(0.18)	0.36	0.40	—	0.76	—	9.33	(2.16)	1.33	1.18		1.18		3.44	1	281
04-30-07(5)–12-31-07	10.00	0.29	•	0.32	0.61	0.34	—	—	0.34	—	10.27	6.27	1.37	1.22		1.22		4.29	1	217
Class I
06-30-12	10.91	0.10		0.33	0.43	0.09	—	—	0.09	—	11.25	3.92	0.53	0.53		0.53		1.80	461,251	273
12-31-11	10.41	0.26		0.97	1.23	0.28	0.45	—	0.73	—	10.91	12.10	0.54	0.53		0.53		2.45	423,197	465
12-31-10	10.15	0.13		0.46	0.59	0.12	0.21	—	0.33	—	10.41	5.89	0.56	0.51	†	0.51	†	1.23 †	424,890	413
12-31-09	9.37	0.17	•	0.80	0.97	0.18	0.01	—	0.19	—	10.15	10.33	0.58	0.58		0.58		1.74	392,010	305
12-31-08	10.30	0.45	•	(0.58)	(0.13)	0.40	0.40	—	0.80	—	9.37	(1.60)	0.58	0.58		0.58		4.41	139,357	281
04-30-07(5)–12-31-07	10.00	0.32	•	0.34	0.66	0.36	—	—	0.36	—	10.30	6.82	0.62	0.62		0.62		4.74	212,036	217
Class S
06-30-12	10.90	0.08		0.33	0.41	0.08	—	—	0.08	—	11.23	3.72	0.78	0.78		0.78		1.46	560,081	273
12-31-11	10.40	0.20	•	1.01	1.21	0.26	0.45	—	0.71	—	10.90	11.91	0.79	0.78		0.78		1.86	522,743	465
12-31-10	10.16	0.10		0.46	0.56	0.11	0.21	—	0.32	—	10.40	5.59	0.81	0.76	†	0.76	†	0.96 †	264,757	413
12-31-09	9.42	0.26	•	0.66	0.92	0.17	0.01	—	0.18	—	10.16	9.73	0.83	0.83		0.83		2.60	166,825	305
12-31-08	10.33	0.36		(0.52)	(0.16)	0.35	0.40	—	0.75	—	9.42	(1.86)	0.83	0.83		0.83		3.56	1	281
04-30-07(5)–12-31-07	10.00	0.31		0.34	0.65	0.32	—	—	0.32	—	10.33	6.66	0.87	0.87		0.87		4.63	1	217

ING Goldman Sachs Commodity Strategy Portfolio(6)
Class ADV
06-30-12	5.87	(0.03)		(0.28)	(0.31)	—	—	—	—	—	5.56	(5.28)	1.77	1.50		1.50		(1.17)	9,584	64
12-31-11	7.63	(0.09	)•	(0.65)	(0.74)	1.02	—	—	1.02	—	5.87	(11.53)	1.79	1.54		1.54		(1.33)	8,908	66
12-31-10	6.74	(0.07	)•	1.08	1.01	0.12	—	—	0.12	—	7.63	15.37	1.86	1.57		1.57		(1.07)	3,555	213
12-31-09	5.58	0.00	*	1.26	1.26	0.10	—	—	0.10	—	6.74	23.03	1.66	1.49		1.49		0.01	2	265
04-28-08(5)–12-31-08	10.00	0.08	•	(4.50)	(4.42)	—	—	—	—	—	5.58	(44.20)	1.64	1.49	†	1.49	†	1.43 †	2	243
Class I
06-30-12	5.98	(0.02)		(0.27)	(0.29)	—	—	—	—	—	5.69	(4.85)	1.02	0.90		0.90		(0.60)	84,708	64
12-31-11	7.72	(0.05	)•	(0.66)	(0.71)	1.03	—	—	1.03	—	5.98	(11.07)	1.04	0.94		0.94		(0.73)	101,333	66
12-31-10	6.78	(0.03	)•	1.09	1.06	0.12	—	—	0.12	—	7.72	16.03	1.11	0.97		0.97		(0.40)	123,603	213
12-31-09	5.60	0.06	•	1.26	1.32	0.14	—	—	0.14	—	6.78	24.03	0.91	0.89		0.89		1.06	69,794	265
04-28-08(5)–12-31-08	10.00	0.11	•	(4.51)	(4.40)	—	—	—	—	—	5.60	(44.00)	0.89	0.89	†	0.89	†	2.05 †	243,888	243
Class S
06-30-12	5.94	(0.02)		(0.28)	(0.30)	—	—	—	—	—	5.64	(5.05)	1.27	1.15		1.15		(0.86)	4,358	64
12-31-11	7.69	(0.07	)•	(0.65)	(0.72)	1.03	—	—	1.03	—	5.94	(11.26)	1.29	1.19		1.19		(0.99)	552	66
12-31-10	6.76	(0.05	)•	1.08	1.03	0.10	—	—	0.10	—	7.69	15.70	1.36	1.22		1.22		(0.72)	143	213
12-31-09	5.59	0.02		1.27	1.29	0.12	—	—	0.12	—	6.76	23.60	1.16	1.14		1.14		0.36	2	265
04-28-08(5)–12-31-08	10.00	0.11	•	(4.52)	(4.41)	—	—	—	—	—	5.59	(44.10)	1.14	1.14	†	1.14	†	1.83 †	2	243

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.

(6)	The financial highlights are consolidated and include the balances of the Subsidiary. All interfund transfers have been eliminated.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of forty-six active separate investment series. There are two series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), and ING Goldman Sachs Commodity Strategy Portfolio (“Goldman Sachs Commodity Strategy”). The Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the results of its subsidiary (“Subsidiary”).

BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy are non-diversified Portfolios. The Portfolios are authorized to offer three classes of shares Adviser (“ADV”), Institutional (“I”), and Service (“S”). Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Portfolio and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

DSL, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect its business and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control.” A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — INVESTMENT IN THE SUBSIDIARY

The Subsidiary, a Cayman Islands exempted company, was incorporated on April 12, 2010 and is a wholly-owned subsidiary of Goldman Sachs Commodity

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — INVESTMENT IN THE SUBSIDIARY (continued)

Strategy. The Subsidiary acts as an investment vehicle for Goldman Sachs Commodity Strategy in order to effect certain investments on behalf of Goldman Sachs Commodity Strategy. Goldman Sachs Commodity Strategy is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 26, 2010, and it is intended that Goldman Sachs Commodity Strategy will remain the sole shareholder and will continue to control the Subsidiary. All interfund balances and transactions have been eliminated in consolidation. As of June 30, 2012, the Goldman Sachs Commodity Strategy held $21,392,910 in the Subsidiary, representing 21.69% of Goldman Sachs Commodity Strategy’s net assets. The Subsidiary has separate agreements with the Investment Adviser, sub-adviser, and Administrator. The Subsidiary also pays other expenses, including transfer agency and custody fees.

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

For Goldman Sachs Commodity Strategy and the Subsidiary, the financial statements have been consolidated and include both accounts. Accordingly, all interfund balances have been eliminated.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and

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NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. Net investment income dividends and net capital gains distributions, if any, for Goldman Sachs Commodity Strategy will be declared and paid annually. BlackRock Inflation Protected Bond distributes net investment income monthly and distributes net capital gains annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of each Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations

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NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-

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NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2012, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $4,480,010 which represents the gross payments to be received by the Portfolio on open swap transactions, purchased options and forward foreign currency contracts were they to be unwound as of June 30, 2012. Certain counterparties had posted $1,000,000 in cash collateral at June 30, 2012 to reduce the potential loss to BlackRock Inflation Protected Bond.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2012, BlackRock Inflation Protected Bond had a net liability position of $6,484,483 on open swaps, forward foreign currency contracts and written interest rate swaptions with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2012, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2012, BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy had posted $250,000 and $11,860,000 in cash collateral, respectively, for open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments for BlackRock Inflation Protected Bond. Goldman Sachs had no open forward currency contracts at June 30, 2012.

For the six months ended June 30, 2012, BlackRock Inflation Protected Bond has entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2012, BlackRock Inflation Protected Bond had average contract amounts on forward foreign currency contracts to buy and sell of $14,334,774 and $207,706,236, respectively.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolios each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolios of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolios of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

At June 30, 2012, BlackRock Inflation Protected Bond has posted U.S. Treasury Inflation Indexed Protected Securities with a par value of $1,480,000 with the broker as collateral for open futures contracts. At December 31, 2011, Goldman Sachs Commodity Strategy has posted U.S. Treasury Bonds with a par value of $200,000 with the broker as collateral for open futures contracts. The securities have been footnoted as segregated in the respective Portfolio of Investments for each Portfolio.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2012, BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy have both purchased and sold futures contracts on various bonds and notes as part of their respective duration strategy.

During the six months ended June 30, 2012, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Buy	Sell
BlackRock Inflation Protected Bond	$182,295,622	$458,533,028
Goldman Sachs Commodity Strategy	17,676,801	23,790,852

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2012, BlackRock Inflation Protected Bond has purchased options on exchange-traded futures contracts to manage its duration strategy. Please refer to the Summary

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio of Investments for open purchased options on exchange-traded futures at June 30, 2012.

During the six months ended June 30, 2012, BlackRock Inflation Protected Bond has purchased options on foreign currencies to manage is foreign exchange exposure. Please refer to the Summary Portfolio of Investments for open purchased options on exchange-traded futures at June 30, 2012.

During the six months ended June 30, 2012, BlackRock Inflation Protected Bond has purchased swaptions on interest rate swaps to manage its duration strategy. Please refer to the Summary Portfolio of Investments for open purchased interest rate swaptions at June 30, 2012.

During the six months ended June 30, 2012, BlackRock Inflation Protected Bond has written options on exchange-traded futures contracts to generate income. Please refer to the table following the Summary Portfolio of Investments for open written options on exchange-traded futures at June 30, 2012.

During the six months ended June 30, 2012, BlackRock Inflation Protected Bond has written swaptions on interest rate swaps to generate income. Please refer to the table following the Summary Portfolio of Investments for open interest rate swaptions at June 30, 2012.

During the six months ended June 30, 2012, BlackRock Inflation Protected Bond has written inflation caps to generate income. Please refer to the table following the Summary Portfolio of Investments for open interest rate swaptions at June 30, 2012.

Please refer to Note 10 for the volume of both purchased and written option activity during the six months ended June 30, 2012.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements for BlackRock Inflation Protected Bond are reported following the Portfolio of Investments. All outstanding swap agreements for Goldman Sachs Commodity Strategy are reported following the Consolidated Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statements of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2012, BlackRock Inflation Protected Bond has entered into interest rate swaps in which it pays a floating interest rate and

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NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $75,900,494.

For the six months ended June 30, 2012, BlackRock Inflation Protected Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $38,400,000.

BlackRock Inflation Protected Bond enters into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following the Summary Portfolio of Investments for open interest rate swaps at June 30, 2012.

Total Return Swap Contracts. A total return swap involves the agreement between counterparties to exchange periodic payments based on an asset (such as a basket of securities) or non-asset (such as an index) reference. The periodic payments or cash flows, are usually based on the non-asset reference versus the total return or the asset-based reference. The asset-based reference generally includes unrealized appreciation or depreciation and to the extent that the total return falls short of or exceeds the non-asset reference, a Portfolio will make or receive a payment to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument, or instruments. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

For the six months ended June 30, 2012, BlackRock Inflation Protected Bond has entered into total return swaps to increase exposure to the interest rate risk of various indices. These total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of interest rate spreads of the related indices. BlackRock Inflation Protected Bond enters into total return swaps as part of its duration and inflation strategy. For the six months ended June 30, 2012, BlackRock Inflation Protected Bond had an average notional amount of $432,008,333 on total return swaps. Please refer to the table following the Summary Portfolio of Investments for open total return swaps at June 30, 2012.

For the six months ended June 30, 2012, Goldman Sachs Commodity Strategy has entered into total return swaps on various commodity-linked indices to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. To the extent the return of the commodity index exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment or make a payment to the counterparty, respectively. For the six months ended June 30, 2012, Goldman Sachs Commodity Strategy had an average notional amount of $108,870,211 on total return swaps.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Sales Commitments. Sale commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no sales commitments outstanding at June 30, 2012.

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NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N.  Securities Lending. The Portfolios may temporarily loan up to 33-1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements (See Note 12). Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

O.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 4 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2012, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$423,209,785	$370,510,752
Goldman Sachs Commodity Strategy	26,970,253	25,141,468

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$2,368,559,043	$2,372,139,240
Goldman Sachs Commodity Strategy	27,857,610	18,873,888

NOTE 5 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy, have entered into an investment management agreement (“Investment Management Agreement”) with DSL.

The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, each based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond	0.45% of the first $200 million; 0.40% of the next $800 million; 0.30% of the amount in excess of $1 billion
Goldman Sachs Commodity Strategy	0.70% of the first $1 billion; 0.65% of the amount in excess of $1 billion

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations, and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Subsidiary of Goldman Sachs Commodity Strategy has entered into separate contracts with the Investment Adviser and Administrator for the management and administration of the Subsidiary’s portfolio. Under these agreements, the Cayman Subsidiary will pay, as a percentage of its total assets: (a) a management fee computed at an annual rate of 0.70% on the first $1 billion in assets and 0.65% on assets over $1 billion; and (b) an administrative services fee computed at an annual rate of 0.10%. The Investment Adviser has agreed to waive the fees received from the Subsidiary in an amount equal to the management fee paid by the Subsidiary to the Investment Adviser. For the six months ended June 30, 2012, the Investment Adviser waived $71,862 of such fees. This waiver may not be terminated by the Investment Adviser and will remain in effect for as long as the investment management agreement with the Subsidiary remains in place. Fees waived are not eligible for recoupment.

The Trust and DSL have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-advisers of each of the Portfolios are as follows:

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Commodity Strategy and Subsidiary	Goldman Sachs Asset Management, L.P.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 5 — INVESTMENT MANAGEMENT AND
ADMINISTRATIVE FEES (continued)

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the portfolio manager or sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations. For the six months ended June 30, 2012, the Portfolios did not receive brokerage commission recapture.

NOTE 6 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S shares of the respective Portfolios. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, each Portfolio makes payments to IID at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.

Each Class ADV shares of the respective Portfolios have a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IID a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive a portion of the distribution fee equal to 0.15% of each Portfolio’s average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. There is no guarantee this waiver will continue.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements with each of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and certain acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S
BlackRock Inflation Protected Bond	1.23%	0.63%	0.88%
Goldman Sachs Commodity Strategy(1)	1.55%	0.95%	1.20%

(1)	The expense levels listed above include the administrative fee payable to the Administrator for services rendered for the Subsidiary and exclude other investment-related costs with respect to the Subsidiary.

The Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

The expense limitation agreements are contractual and shall renew automatically unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.

As of June 30, 2012, the Portfolios did not have any amounts waived or reimbursed that are subject to recoupment by the Investment Adviser.

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2012, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ING Life Insurance and Annuity Company	Goldman Sachs Commodity Strategy	6.31%
ING National Trust	BlackRock Inflation Protected Bond	7.80
	Goldman Sachs Commodity Strategy	8.04
ING Retirement Conservative Portfolio	BlackRock Inflation Protected Bond	13.22
ING Retirement Moderate Portfolio	BlackRock Inflation Protected Bond	20.83

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATED AND
RELATED PARTIES (continued)

Subsidiary	Portfolio	Percentage
ING Solution 2015 Portfolio	BlackRock Inflation Protected Bond	5.42%
	Goldman Sachs Commodity Strategy	15.77
ING Solution 2025 Portfolio	Goldman Sachs Commodity Strategy	25.65
ING Solution 2035 Portfolio	Goldman Sachs Commodity Strategy	21.98
ING Solution 2045 Portfolio	Goldman Sachs Commodity Strategy	14.23
ING USA Annuity and Life Insurance Company	BlackRock Inflation Protected Bond	48.83

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 5 and 6):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
BlackRock Inflation Protected Bond	$362,821	$90,883	$156,216	$609,920
Goldman Sachs Commodity Strategy	54,028	9,099	5,393	68,520

NOTE 9 — LINE OF CREDIT

Each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with the Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the Portfolio. Each Portfolio pays a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the six months ended June 30, 2012 as follows:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Goldman Sachs Commodity Strategy	2	$2,085,000	1.17%

NOTE 10 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	—	$—
Options Purchased	10,385,000	61,323
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 06/30/2012	10,385,000	$61,323

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	41,600,000	$1,895,560
Options Purchased	138,600,000	790,171
Options Terminated in Closing Sell Transactions	(158,600,000)	(2,150,861)
Options Expired	—	—
Balance at 06/30/2012	21,600,000	$534,870

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2012 were as follows:

	EUR Notional	Cost
Balance at 12/31/11	—	$—
Options Purchased	10,100,000	1,275,173
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 06/30/2012	10,100,000	$1,275,173

Transactions in purchased options on exchange traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2012 were as follows:

	Number of Contracts	Cost
Balance at 12/31/11	—	$—
Options Purchased	3,492	2,668,998

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — PURCHASED AND WRITTEN OPTIONS (continued)

	Number of Contracts	Cost
Options Terminated in Closing Sell Transactions	(1,644)	$(1,668,006)
Options Expired	(1,455)	(548,482)
Balance at 06/30/2012	393	$452,510

Transactions in written inflation caps for BlackRock Inflation Protected Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	3,140,000	217,411
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Balance at 06/30/2012	3,140,000	$217,411

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	91,100,000	$2,478,960
Options Written	155,100,000	1,203,641
Options Terminated in Closing Purchase Transactions	(170,700,000)	(1,982,593)
Options Expired	(25,700,000)	$(987,710)
Balance at 06/30/2012	49,800,000	$712,298

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2012 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	10,100,000	475,560
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Balance at 06/30/2012	10,100,000	$475,560

Transactions in written options on exchange traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2012 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/11	126	$71,548
Options Written	1,617	1,017,986
Options Terminated in Closing Purchase Transactions	(614)	(272,627)
Options Expired	(848)	(725,406)
Balance at 06/30/2012	281	$91,501

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2012	1,956,725	—	41,557	(254,761)	1,743,521	21,408,363	—	463,546	(2,776,784)	19,095,125
12/31/2011	3,944,884	—	223,754	(303,612)	3,865,026	41,709,910	—	2,323,512	(3,222,367)	40,811,055
Class I
6/30/2012	6,195,922	—	320,240	(4,292,148)	2,224,014	69,265,754	—	3,623,095	(48,113,542)	24,775,307
12/31/2011	7,689,578	—	2,706,659	(12,424,274)	(2,028,037)	82,542,059	—	28,573,020	(132,914,160)	(21,799,081)
Class S
6/30/2012	6,885,578	—	328,130	(5,312,309)	1,901,399	76,424,440	—	3,711,186	(58,723,510)	21,412,116
12/31/2011	25,713,937	—	2,093,694	(5,290,969)	22,516,662	275,984,169	—	22,075,350	(56,406,390)	241,653,129
Goldman Sachs Commodity Strategy
Class ADV
6/30/2012	379,005	—	—	(174,794)	204,211	2,244,055	—	—	(978,897)	1,265,158
12/31/2011	976,890	—	161,131	(85,903)	1,052,118	7,206,219	—	1,100,524	(602,925)	7,703,818
Class I
6/30/2012	3,254,322	—	—	(5,307,447)	(2,053,125)	19,585,764	—	—	(31,608,564)	(12,022,800)
12/31/2011	15,801,130	—	3,036,788	(17,907,928)	929,990	113,628,992	—	21,075,315	(124,772,897)	9,931,410
Class S
6/30/2012	768,723	—	—	(89,707)	679,016	4,638,913	—	—	(497,873)	4,141,040
12/31/2011	96,122	—	10,515	(32,181)	74,456	724,424	—	72,552	(236,211)	560,765

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2012, the Portfolios did not have any outstanding securities on loan.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by a Portfolio and their corresponding risks, see each Portfolio’s most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Each Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolios’ share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Investment by Funds-of-Funds. As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of each of the Portfolios may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS (continued)

purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	Ordinary Income	Ordinary Income	Long-term Capital Gains
BlackRock Inflation Protected Bond	$7,797,827	$51,865,051	$1,106,831
Goldman Sachs Commodity Strategy	—	22,248,391	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

			Capital Loss Carryforwards
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$57,749,900	$5,659,457	$—	—	—
Goldman Sachs Commodity Strategy*	—	(10,514,758)	(110,225,469)	Short-term	2016
			(18,420,675)	Short-term	2017
			(455,925)	Short-term	None
			(605,240)	Long-term	None
			$(129,707,309)

*	It is unlikely the Portfolio will realize the full benefit of the capital loss carryforwards prior to expiration.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Subsidiary is a wholly-owned subsidiary of Goldman Sachs Commodity Strategy (the “Portfolio”). The Subsidiary is classified as a controlled foreign corporation under Subchapter F of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the following Portfolio declared distributions of:

	Per Share Amounts
	Short-term Capital Gain	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	$0.5596	July 17, 2012	July 13, 2012
Class I	$0.5596	July 17, 2012	July 13, 2012
Class S	$0.5596	July 17, 2012	July 13, 2012

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

25

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

U.S. Treasury Obligations	52.0%
Foreign Government Bonds	19.9%
U.S. Government Agency Obligations	19.4%
Purchased Options	0.2%
Corporate Bonds/Notes	0.2%
Collateralized Mortgage Obligations	0.0%
Asset-Backed Securities	0.0%
Assets in Excess of Other Liabilities*	8.3%
Net Assets	100.0%

*Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.2%
	Financials: 0.2%
590,000	Bear Stearns Cos., Inc., 4.100%, 03/10/14	$597,623	0.1
445,000	International Bank for Reconstruction & Development, 3.224%, 12/10/13	442,610	0.0
800,000	SLM Corp., 4.423%, 01/31/14	785,832	0.1

	Total Corporate Bonds/Notes
	(Cost $1,786,093)	1,826,065	0.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
199,908	GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	200,350	0.0

	Total Collateralized Mortgage Obligations
	(Cost $191,700)	200,350	0.0

ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
39,027	Countrywide Asset-Backed Certificates, 0.295%, 07/25/37	38,605	0.0

	Total Asset-Backed Securities
	(Cost $37,862)	38,605	0.0

FOREIGN GOVERNMENT BONDS: 19.9%
EUR 3,433,545	Deutsche Bundesrepublik Inflation Linked Bond, 0.100%, 04/15/23	4,402,142	0.4
EUR 103,009,181	Deutsche Bundesrepublik Inflation Linked Bond, 1.500%, 04/15/16	139,626,716	12.6
EUR 11,319,396	Deutsche Bundesrepublik Inflation Linked Bond, 1.750%, 04/15/20	16,445,900	1.5
EUR 41,035,342	France Government Bond OAT, 1.600%, 07/25/15	54,763,435	5.0
EUR 28,854	Hellenic Republic Government Bond, 2.000%, 02/24/23	6,548	0.0
EUR 28,854	Hellenic Republic Government Bond, 2.000%, 02/24/24	6,275	0.0
EUR 30,777	Hellenic Republic Government Bond, 2.000%, 02/24/28	6,098	0.0
EUR 3,836,485	Italy Buoni Poliennali Del Tesoro, 2.150%, 09/15/14	4,734,733	0.4
EUR 1,123,340	Hellenic Republic Government Bond, 2.000%, 02/24/25–10/15/42	96,711	0.0

	Total Foreign Government Bonds
	(Cost $218,791,884)	220,088,558	19.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.4%
	Federal Home Loan Mortgage Corporation: 7.0%##
73,685,000	3.500%, due 06/01/42	77,410,539	7.0

	Federal National Mortgage Association: 7.0%##
73,575,078	3.500%, due 06/01/42	77,619,729	7.0

	Government National Mortgage Association: 5.4%
55,515,000	3.500%, due 06/15/42	59,489,285	5.4

	Total U.S. Government Agency Obligations
	(Cost $214,298,670)	214,519,553	19.4

U.S. TREASURY OBLIGATIONS: 52.0%
	Treasury Inflation Indexed Protected Securities: 47.0%
43,314,433	0.125%, due 04/15/16	45,134,982	4.1
2,569,804	0.125%, due 04/15/17	2,715,961	0.2
1,161,126	0.125%, due 01/15/22	1,231,065	0.1
33,557,256	0.500%, due 04/15/15	34,875,955	3.2
1,932,194	0.625%, due 04/15/13	1,936,874	0.2
625,685	0.625%, due 07/15/21	698,127	0.1
20,792,360	0.750%, due 02/15/42	21,939,183	2.0
184,065	1.125%, due 01/15/21	212,264	0.0
2,908,233	1.250%, due 04/15/14	3,004,795	0.3
480,034	1.250%, due 07/15/20	558,490	0.0
1,904,560	1.375%, due 01/15/20	2,218,812	0.2
7,494,976	1.625%, due 01/15/15	7,971,611	0.7
9,762,611	1.750%, due 01/15/28	12,266,564	1.1
18,791	1.875%, due 07/15/13	19,260	0.0
24,241,288	1.875%, due 07/15/15	26,390,811	2.4
7,245,715	1.875%, due 07/15/19	8,682,403	0.8
2,664,771	2.000%, due 01/15/14	2,768,865	0.2
21,488,581	2.000%, due 07/15/14	22,787,974	2.1
7,297,479	2.000%, due 01/15/16	8,082,527	0.7
10,357,899	2.000%, due 01/15/26	13,251,637	1.2

See Accompanying Notes to Financial Statements

26

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		Treasury Inflation Indexed Protected Securities: (continued)
14,526,351		2.125%, due 01/15/19	$17,412,331	1.6
9,677,871	S	2.125%, due 02/15/40	13,790,966	1.2
27,223,336		2.125%, due 02/15/41	39,012,320	3.5
11,112,658		2.375%, due 01/15/17	12,838,598	1.2
48,827,031		2.375%, due 01/15/25	64,466,964	5.8
20,630,296		2.375%, due 01/15/27	27,755,815	2.5
14,850,906		2.500%, due 07/15/16	17,019,376	1.5
20,136,491	S	2.500%, due 01/15/29	28,018,035	2.5
1,720,733		2.625%, due 07/15/17	2,046,865	0.2
9,965,430		3.000%, due 07/15/12	9,992,425	0.9
2,443,431		3.375%, due 04/15/32	3,950,151	0.4
5,768,481	S	3.625%, due 04/15/28	8,918,614	0.8
35,994,913	S	3.875%, due 04/15/29	58,334,256	5.3
			520,304,876	47.0

		U.S. Treasury Notes: 5.0%
52,490,000		2.000%, due 04/30/16	55,385,138	5.0
		Total U.S. Treasury Obligations
		(Cost $565,163,331)	575,690,014	52.0

# of Contracts		Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.2%
	Interest Rate Swaptions: 0.2%
12,600,000	Put OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Pays, Strike 2.600%, Exp. 09/19/12 Counterparty: Deutsche Bank AG	13,741	0.0
9,000,000	Put OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Pays, Strike 3.900%, Exp. 09/09/13 Counterparty: Citigroup, Inc.	40,532	0.0
10,100,000	Put OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Pays, Strike 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	1,568,832	0.2
		1,623,105	0.2

	Options On Currencies: 0.0%
10,385,000	JPY Put vs. USD Call Currency Option, Strike 1.000, Exp. 03/28/13 Counterparty: Citigroup, Inc.	14,144	0.0
	Options on Exchange Traded Futures Contracts: 0.0%
112	Euro-Bund, Strike 140.000, Exp. 08/24/12	214,022	0.0
281	U.S. Treasury 10-Year Note, Strike 131.000, Exp. 07/27/12	30,736	0.0
		244,758	0.0
	Total Purchased Options
	(Cost $2,323,876)	1,882,007	0.2

	Total Long-Term Investments
	(Cost $1,002,593,416)	1,014,245,152	91.7

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.1%
	Mutual Funds: 8.1%
89,899,893	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $89,899,893)	89,899,893	8.1

	Total Short-Term Investments
	(Cost $89,899,893)	89,899,893	8.1

	Total Investments in Securities (Cost $1,092,493,309)	$1,104,145,045	99.8
	Assets in Excess of Other Liabilities	2,241,601	0.2
	Net Assets	$1,106,386,646	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

EUR	EU Euro

Cost for federal income tax purposes is $1,094,283,011.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$14,887,887
Gross Unrealized Depreciation	(5,025,853)
Net Unrealized Appreciation	$9,862,034

See Accompanying Notes to Financial Statements

27

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Purchased Options	$244,758	$1,637,249	$—	$1,882,007
Corporate Bonds/Notes	—	1,826,065	—	1,826,065
Collateralized Mortgage Obligations	—	200,350	—	200,350
U.S. Treasury Obligations	—	575,690,014	—	575,690,014
U.S. Government Agency Obligations	—	214,519,553	—	214,519,553
Foreign Government Bonds	—	220,088,558	—	220,088,558
Short-Term Investments	89,899,893	—	—	89,899,893
Asset-Backed Securities	—	38,605	—	38,605
Total Investments, at fair value	$90,144,651	$1,014,000,394	$—	$1,104,145,045
Other Financial Instruments+
Swaps	—	476,097	—	476,097
Futures	1,541,444	—	—	1,541,444
Forward Foreign Currency Contracts	—	2,366,664	—	2,366,664
Total Assets	$91,686,095	$1,016,843,155	$—	$1,108,529,250
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(2,168,912)	$—	$(2,168,912)
Written Options	(8,781)	(1,426,093)	—	(1,434,874)
Futures	(657,096)	—	—	(657,096)
Forward Foreign Currency Contracts	—	(2,889,478)	—	(2,889,478)
Total Liabilities	$(665,877)	$(6,484,483)	$—	$(7,150,360)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
BNP Paribas	EU Euro	13,547,000	Buy	07/25/12	$16,850,991	$17,147,197	$296,206
Citigroup, Inc.	EU Euro	1,350,000	Buy	07/25/12	1,669,766	1,708,770	39,004
Citigroup, Inc.	EU Euro	550,000	Buy	07/25/12	725,786	696,166	(29,620)
Royal Bank of Canada	EU Euro	398,000	Buy	07/25/12	504,251	503,771	(480)
UBS AG	EU Euro	3,980,000	Buy	07/25/12	5,005,435	5,037,709	32,274
UBS AG	EU Euro	300,000	Buy	07/25/12	372,173	379,727	7,554
UBS AG	EU Euro	13,270,000	Buy	07/25/12	16,535,376	16,796,583	261,207
							$606,145

Citigroup, Inc.	EU Euro	24,619,500	Sell	07/25/12	$32,497,740	$31,162,281	$1,335,459
JPMorgan Chase & Co.	Japanese Yen	442,190,000	Sell	09/04/12	5,516,893	5,537,079	(20,186)
JPMorgan Chase & Co.	EU Euro	7,678,000	Sell	07/25/12	9,992,072	9,718,474	273,598
Royal Bank of Scotland Group PLC	EU Euro	168,070,000	Sell	07/25/12	209,928,170	212,735,617	(2,807,447)
Royal Bank of Scotland Group PLC	EU Euro	3,700,000	Sell	07/25/12	4,660,438	4,683,297	(22,859)
Royal Bank of Scotland Group PLC	EU Euro	589,000	Sell	07/25/12	736,645	745,531	(8,886)
Royal Bank of Scotland Group PLC	Japanese Yen	422,131,500	Sell	09/04/12	5,407,270	5,285,908	121,362
							$(1,128,959)

See Accompanying Notes to Financial Statements

28

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	337	09/15/14	$105,712,320	$471,316
U.S. Treasury 10-Year Note	133	09/19/12	17,738,875	(8,079)
U.S. Treasury 5-Year Note	592	09/28/12	73,389,500	(54,170)
			$196,840,695	$409,067
Short Contracts
Euro-Bobl 5-Year	(904)	09/06/12	$(144,019,944)	$481,023
Euro-Bund	(164)	09/06/12	(29,242,723)	588,038
U.S. Treasury 2-Year Note	(14)	09/28/12	(3,082,625)	1,067
U.S. Treasury Long Bond	(343)	09/19/12	(50,753,281)	(201,201)
U.S. Treasury Ultra Long Bond	(280)	09/19/12	(46,716,250)	(393,646)
			$(273,814,823)	$475,281

ING BlackRock Inflation Protected Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on CPURNSA Index and pay a fixed rate equal to 1.840% Counterparty: Deutsche Bank AG	10/25/15	USD 9,700,000	$(163,930)	$—	$(163,930)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.135% Counterparty: Deutsche Bank AG	04/23/17	USD 44,900,000	(424,956)	—	(424,956)
Receive a fixed rate equal to 2.465% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	10/25/20	USD 5,100,000	(10,292)	—	(10,292)
Receive a fixed rate equal to 2.665% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	06/23/21	USD 8,205,000	277,912	—	277,912
Receive a fixed rate equal to 2.056% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	05/08/22	USD 7,300,000	198,185	—	198,185
			$(123,081)	$—	$(123,081)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Barclays Capital U.S. Treasury Inflation Protected Securities (Series-L). Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 20bps and, if negative, the absolute value of the total return of the index. Counterparty: Barclays Bank PLC	07/25/12	USD 488,016,000	$(1,569,734)	$—	$(1,569,734)
			$(1,569,734)	$—	$(1,569,734)

See Accompanying Notes to Financial Statements

29

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING BlackRock Inflation Protected Bond Portfolio Written Inflation Caps Outstanding on June 30, 2012:

Inflation Caps

Description	Counterparty	Strike Index	Exercise Index	Termination Date	Notional Amount	Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR 3,140,000	$217,411	$(171,233)
						$217,411	$(171,233)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on June 30, 2012:

Exchange-Traded Options

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
U.S. Treasury 10-Year Note	129.50	07/27/12	281	$91,501	$(8,781)
				$91,501	$(8,781)

ING BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on June 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.500%	06/08/22	EUR 10,100,000	$475,560	$(586,182)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.250%	06/27/14	USD 14,100,000	148,402	(171,928)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.850%	09/19/12	USD 12,600,000	212,814	(5,610)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	2.150%	09/09/13	USD 9,000,000	202,680	(344,146)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.250%	06/27/14	USD 14,100,000	148,402	(146,994)
Total Written Swaptions							$1,187,858	$(1,254,860)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$14,144
Interest rate contracts	Investments in securities at value*	1,867,863
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,366,664
Interest rate contracts	Unrealized appreciation on OTC swap agreements	476,097
Interest rate contracts	Net Assets – Unrealized appreciation**	1,541,444
Total Asset Derivatives		$6,266,212

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,889,478
Interest rate contracts	Unrealized depreciation on OTC swap agreements	2,168,912
Interest rate contracts	Net Assets – Unrealized depreciation**	657,096
Interest rate contracts	Written options, at fair value	1,434,874
Total Liability Derivatives		$7,150,360

*	Includes purchased options.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

30

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments *	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Interest rate contracts	$1,765,293	$—	$(5,060,452)	$4,530,127	$1,998,142	$3,233,110
Foreign exchange contracts	—	6,350,634	—	—	—	6,350,634
Total	$1,765,293	$6,350,634	$(5,060,452)	$4,530,127	$1,998,142	$9,583,744

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments *	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Interest rate contracts	$(1,562,718)	$—	$3,143,618	$2,220,233	$2,541,006	$6,342,139
Foreign exchange contracts	(207,752)	(2,211,411)	—	—	—	(2,419,163)
Total	$(1,770,470)	$(2,211,411)	$3,143,618	$2,220,233	$2,541,006	$3,922,976

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

31

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

U.S. Government Agency Obligations	31 .3%
U.S. Treasury Obligations	4 .4%
Collateralized Mortgage Obligations	3 .7%
Municipal Bonds	0 .7%
Assets in Excess of Other Liabilities*	59.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%
1,300,000		NCUA Guaranteed Notes, 0.269%, 06/12/13	$1,299,623	1.3
148,295		NCUA Guaranteed Notes, 0.589%, 12/07/20	148,825	0.2
268,500		NCUA Guaranteed Notes, 0.616%, 11/06/17	268,583	0.3
348,755		NCUA Guaranteed Notes, 0.626%, 03/06/20	348,919	0.4
334,872		NCUA Guaranteed Notes, 0.626%, 04/06/20	334,964	0.3
327,050		NCUA Guaranteed Notes, 0.626%, 05/07/20	327,152	0.3
320,090		NCUA Guaranteed Notes, 0.641%, 03/11/20	320,465	0.3
586,267		NCUA Guaranteed Notes, 0.646%, 02/06/20	586,542	0.6

		Total Collateralized Mortgage Obligations (Cost $3,633,816)	3,635,073	3.7

MUNICIPAL BONDS: 0.7%
		Wisconsin: 0.7%
600,000		State of Wisconsin, 4.800%, 05/01/13	621,348	0.7

		Total Municipal Bonds (Cost $619,355)	621,348	0.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.3%
		Federal Home Loan Mortgage Corporation: 16.2%##
2,500,000		0.193%, due 06/17/13	2,501,648	2.5
5,000,000		0.196%, due 06/03/13	5,002,415	5.1
1,600,000		0.500%, due 10/18/13	1,600,986	1.6
1,200,000		0.500%, due 01/24/14	1,201,325	1.2
5,000,000		0.500%, due 04/17/15	5,003,780	5.1
12,955		5.000%, due 09/01/17	13,914	0.0
13,761		5.000%, due 09/01/17	14,780	0.0
41,226		5.000%, due 10/01/17	44,116	0.1
46,922		5.000%, due 10/01/17	50,395	0.1
7,784		5.000%, due 10/01/17	8,331	0.0
6,016		5.000%, due 10/01/17	6,462	0.0
6,347		5.000%, due 10/01/17	6,792	0.0
6,481		5.000%, due 10/01/17	6,927	0.0
6,127		5.000%, due 10/01/17	6,581	0.0
104,722		5.000%, due 11/01/17	112,125	0.1
6,740		5.000%, due 11/01/17	7,306	0.0
8,866		5.000%, due 02/01/18	9,609	0.0
5,586		5.000%, due 03/01/18	6,055	0.0
6,191		5.000%, due 03/01/18	6,710	0.0
5,990		5.000%, due 04/01/18	6,492	0.0
6,005		5.000%, due 05/01/18	6,509	0.0
5,984		5.000%, due 06/01/18	6,486	0.0
6,638		5.000%, due 07/01/18	7,195	0.0
6,668		5.000%, due 11/01/18	7,227	0.0
58,448		5.500%, due 01/01/20	63,988	0.1
252,077		5.000%, due 11/01/16–07/01/18	271,325	0.3
			15,979,479	16.2

		Federal National Mortgage Association: 15.1%##
300,000		0.375%, due 03/16/15	299,326	0.3
4,700,000		0.376%, due 05/17/13	4,706,312	4.8
3,600,000		0.600%, due 11/14/13	3,603,074	3.6
1,811,988		4.000%, due 10/01/40	1,932,120	2.0
1,148,509		4.000%, due 12/01/40	1,224,653	1.2
1,714,242		4.000%, due 01/01/41	1,827,893	1.9
500,000		4.125%, due 04/15/14	533,722	0.5
19,740		5.000%, due 03/01/18	21,538	0.0
59,804		5.000%, due 04/01/18	65,098	0.1
651,371		5.000%, due 08/25/19	702,014	0.7
			14,915,750	15.1
		Total U.S. Government Agency Obligations (Cost $30,753,501)	30,895,229	31.3

U.S. TREASURY OBLIGATIONS: 4.4%
		Treasury Inflation Indexed Protected Securities: 1.7%
722,988		1.625%, due 01/15/15	768,966	0.8
354,870		1.875%, due 07/15/15	386,337	0.4
488,252		2.000%, due 07/15/14	517,776	0.5
			1,673,079	1.7

		U.S. Treasury Notes: 2.7%
100,000		1.500%, due 03/31/19	102,891	0.1
300,000		0.125%, due 09/30/13	299,484	0.3
2,300,000		0.125%, due 12/31/13	2,294,340	2.3
			2,696,715	2.7
		Total U.S. Treasury Obligations (Cost $4,383,821)	4,369,794	4.4

		Total Long-Term Investments (Cost $39,390,493)	39,521,444	40.1

SHORT-TERM INVESTMENTS: 36.5%
		U.S. Government Agency Obligations: 1.8%
1,800,000		Federal Home Loan Banks, 0.210%, 01/04/13 (Cost $1,799,393)	1,800,131	1.8

		U.S. Treasury Obligations: 20.2%
20,000,000	S	United States Treasury Bill, 0.100%, 10/11/12 (Cost $19,992,775)	19,994,960	20.2

See Accompanying Notes to Financial Statements

32

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 14.5%
14,271,617	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $14,271,617)	$14,271,617	14.5

	Total Short-Term Investments (Cost $36,063,785)	36,066,708	36.5

	Total Investments in Securities (Cost $75,454,278)	$75,588,152	76.6
	Assets in Excess of Other Liabilities	23,062,065	23.4
	Net Assets	$98,650,217	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

Cost for federal income tax purposes is $86,181,131.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$154,486
Gross Unrealized Depreciation	(10,747,465)
Net Unrealized Depreciation	$(10,592,979)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$3,635,073	$—	$3,635,073
Municipal Bonds	—	621,348	—	621,348
Short-Term Investments	14,271,617	21,795,091	—	36,066,708
U.S. Government Agency Obligations	—	30,895,229	—	30,895,229
U.S. Treasury Obligations	—	4,369,794	—	4,369,794
Total Investments, at fair value	$14,271,617	$61,316,535	$—	$75,588,152
Other Financial Instruments+
Futures	90,075	—	—	90,075
Swaps	—	—	—	—
Total Assets	$14,361,692	$61,316,535	$—	$75,678,227
Liabilities Table
Other Financial Instruments+
Futures	$(167,042)	$—	$—	$(167,042)
Total Liabilities	$(167,042)	$—	$—	$(167,042)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

33

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	30	03/17/14	$7,452,750	$14,260
90-Day Eurodollar	69	09/15/14	17,124,075	68,985
U.S. Treasury 10-Year Note	9	09/19/12	1,200,375	(2,940)
U.S. Treasury Long Bond	4	09/19/12	591,875	(7,813)
U.S. Treasury Ultra Long Bond	1	09/19/12	166,844	2,295
			$26,535,919	$74,787
Short Contracts
90-Day Eurodollar	(30)	03/16/15	$(7,432,875)	$(34,267)
90-Day Eurodollar	(69)	09/14/15	(17,055,075)	(122,022)
U.S. Treasury 2-Year Note	(27)	09/28/12	(5,945,062)	3,881
U.S. Treasury 5-Year Note	(6)	09/28/12	(743,813)	654
			$(31,176,825)	$(151,754)

ING Goldman Sachs Commodity Strategy Portfolio Total Return Swap Agreements Outstanding on June 30, 2012:(1)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	12/13/12	USD 79,489,062	$—	$—	$—
Receive the price return on the Dow Jones-UBS Commodity Index Excess ReturnSM, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Dow Jones-UBS Commodity Index Excess ReturnSM. Counterparty: UBS Warburg LLC	06/12/13	USD 19,451,222	—	—	—
			$—	$—	$—

(1)	Each respective total return swap resets monthly based on the change in the price return of the referenced commodity index. At June 30, 2012, each total return swap reset with a positive price return and the Portfolio recorded a realized gain on June 30, 2012 in the amount of $2,966,721. The fair value of each total return swap is recorded at $0 as the price return of the respective commodity index had zero change as both the closing and opening price of the index was unchanged.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$90,075
Total Asset Derivatives		$90,075
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$167,042
Total Liability Derivatives		$167,042

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

34

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Commodity contracts	$—	$(9,545,021)	$(9,545,021)
Interest rate contracts	(24,219)	—	(24,219)
Total	$(24,219)	$(9,545,021)	$(9,569,240)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Commodity contracts	$—	$—	$—
Interest rate contracts	(17,752)	—	(17,752)
Total	$(17,752)	$—	$(17,752)

See Accompanying Notes to Financial Statements

35

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT3AISS2 (0612-082212)

Semi-Annual Report

June 30, 2012

Classes ADV, I and S

ING Investors Trust

■	ING DFA Global Allocation Portfolio

■	ING DFA World Equity Portfolio

■	ING Franklin Templeton Founding Strategy Portfolio

■	ING Oppenheimer Active Allocation Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these “risk-on” and “risk-off” periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing (“QE”), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks’ excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it’s quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 27, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region’s index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product (“GDP”) growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its “Operation Twist” program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone’s enduring sovereign debt crisis continued to move markets the most. The European Central Bank’s €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations (“LTRO”) was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another “summit” meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone’s deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs’ recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan’s newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.’s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital Mortgage-Backed Securities Index	An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**
ING DFA Global Allocation Portfolio
Class ADV	$1,000.00	$1,039.90	1.05%	$5.33	$1,000.00	$1,019.64	1.05%	$5.27
Class I	1,000.00	1,043.50	0.45	2.29	1,000.00	1,022.63	0.45	2.26
Class S	1,000.00	1,042.40	0.70	3.55	1,000.00	1,021.38	0.70	3.52
ING DFA World Equity Portfolio
Class ADV	$1,000.00	$1,055.80	0.86%	$4.40	$1,000.00	$1,020.59	0.86%	$4.32
Class I	1,000.00	1,057.30	0.26	1.33	1,000.00	1,023.57	0.26	1.31
Class S	1,000.00	1,056.10	0.51	2.61	1,000.00	1,022.33	0.51	2.56
ING Franklin Templeton Founding Strategy Portfolio
Class ADV	$1,000.00	$1,056.50	0.69%	$3.53	$1,000.00	$1,021.43	0.69%	$3.47
Class I	1,000.00	1,058.00	0.09	0.46	1,000.00	1,024.42	0.09	0.45
Class S	1,000.00	1,057.00	0.34	1.74	1,000.00	1,023.17	0.34	1.71
ING Oppenheimer Active Allocation Portfolio
Class S	$1,000.00	$1,046.00	0.70%	$3.55	$1,000.00	$1,021.38	0.70%	$3.52

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING DFA Global Allocation Portfolio	ING DFA World Equity Portfolio	ING Franklin Templeton Founding Strategy Portfolio	ING Oppenheimer Active Allocation Portfolio
ASSETS:
Investments in unaffiliated underlying funds*	$10,948,297	$157,453,709	$—	$49,135,715
Investments in affiliated underlying funds**	—	—	766,199,301	—
Short-term investments at fair value***	36,224	283,927	—	1,353,786

Total investments at fair value	$10,984,521	$157,737,636	$766,199,301	$50,489,501

Receivables:
Investments in affiliated underlying funds sold	—	—	—	199,902
Fund shares sold	33	12,143	178,660	2,353
Dividends	4	456	—	15,460
Prepaid expenses	147	908	4,075	283
Reimbursement due from manager	—	15,866	—	3,723

Total assets	10,984,705	157,767,009	766,382,036	50,711,222

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	—	175,948	—
Payable for investments in unaffiliated underlying funds	—	—	—	101,537
Payable for fund shares redeemed	1,738	21,147	2,712	40
Payable to affiliates	8,276	75,718	183,522	24,502
Payable to custodian due to bank overdraft	—	—	—	42,277
Payable for trustee fees	654	1,885	7,834	1,326
Other accrued expenses and liabilities	46,077	114,459	83,314	83,107

Total liabilities	56,745	213,209	453,330	252,789

NET ASSETS	$10,927,960	$157,553,800	$765,928,706	$50,458,433

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$11,086,526	$192,028,449	$842,357,754	$43,340,958
Undistributed net investment income	3,988	4,505,767	27,488,152	1,163,623
Accumulated net realized loss	(371,745)	(38,415,417)	(169,614,232)	(1,855,462)
Net unrealized appreciation (depreciation)	209,191	(564,999)	65,697,032	7,809,314

NET ASSETS	$10,927,960	$157,553,800	$765,928,706	$50,458,433

* Cost of investments in unaffiliated underlying funds	$10,739,106	$158,018,667	$—	$41,326,401
** Cost of investments in affiliated underlying funds	$—	$—	$700,502,269	$—
*** Cost of short-term investments	$36,224	$283,927	$—	$1,353,786

Class ADV
Net assets	$10,568,314	$2,035,610	$4,777,158	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	1,040,452	256,188	568,224	n/a
Net asset value and redemption price per share	$10.16	$7.95	$8.41	n/a
Class I
Net assets	$356,614	$1,400,490	$2,244,939	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	35,392	172,379	261,536	n/a
Net asset value and redemption price per share	$10.08	$8.12	$8.58	n/a
Class S
Net assets	$3,032	$154,117,700	$758,906,609	$50,458,433
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	19,043,243	88,935,493	4,719,081
Net asset value and redemption price per share	$10.07	$8.09	$8.53	$10.69

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING DFA Global Allocation Portfolio	ING DFA World Equity Portfolio	ING Franklin Templeton Founding Strategy Portfolio	ING Oppenheimer Active Allocation Portfolio
INVESTMENT INCOME:
Dividends from unaffiliated underlying funds	$59,847	$1,442,066	$—	$532,018

Total investment income	59,847	1,442,066	—	532,018

EXPENSES:
Investment management fees	13,488	208,868	—	66,036
Distribution and service fees:
Class ADV	39,195	7,358	17,042	—
Class S	4	204,764	963,988	66,035
Transfer agent fees	77	115	514	65
Administrative service fees	5,395	83,546	194,433	26,414
Shareholder reporting expense	2,212	21,420	24,705	8,008
Professional fees	1,975	16,770	58,362	23,114
Custody and accounting expense	1,115	3,956	37,339	9,100
Trustee fees	296	3,088	13,278	2,730
Miscellaneous expense	2,280	5,300	16,317	5,574
Interest expense	—	46	—	—

Total expenses	66,037	555,231	1,325,978	207,076
Net waived and reimbursed fees	(10,236)	(126,020)	(3,408)	(20,843)

Net expenses	55,801	429,211	1,322,570	186,233

Net investment income (loss)	4,046	1,012,855	(1,322,570)	345,785

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of unaffiliated underlying funds	14,836	793,358	—	138,570
Foreign currency related transactions	—	1,418	—	—
Sale of affiliated underlying funds	—	—	(9,264,017)	—

Net realized gain (loss)	14,836	794,776	(9,264,017)	138,570

Net change in unrealized appreciation (depreciation) on:
Unaffiliated underlying funds	394,778	7,484,680	—	1,903,787
Affiliated underlying funds	—	—	54,439,059	—
Foreign currency related transactions	—	(1,403)	—	—

Net change in unrealized appreciation (depreciation)	394,778	7,483,277	54,439,059	1,903,787

Net realized and unrealized gain	409,614	8,278,053	45,175,042	2,042,357

Increase in net assets resulting from operations	$413,660	$9,290,908	$43,852,472	$2,388,142

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING DFA Global Allocation Portfolio		ING DFA World Equity Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$4,046	$84,167	$1,012,855	$3,493,806
Net realized gain (loss)	14,836	(312,311)	794,776	4,700,602
Net change in unrealized appreciation (depreciation)	394,778	(1,400,228)	7,483,277	(25,643,465)

Increase (decrease) in net assets resulting from operations	413,660	(1,628,372)	9,290,908	(17,449,057)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(83,534)	—	(47,132)
Class I	—	(7,956)	—	(27,872)
Class S	—	(65)	—	(4,540,471)
Net realized gains:
Class ADV	—	(132,218)	—	—
Class I	—	(2,778)	—	—
Class S	—	(27)	—	—

Total distributions	—	(226,578)	—	(4,615,475)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	594,747	2,397,977	3,204,101	22,144,448
Reinvestment of distributions	—	52,190	—	4,615,475

	594,747	2,450,167	3,204,101	26,759,923
Cost of shares redeemed	(358,486)	(18,867,581)	(16,617,570)	(69,093,355)

Net increase (decrease) in net assets resulting from capital share transactions	236,261	(16,417,414)	(13,413,469)	(42,333,432)

Net increase (decrease) in net assets	649,921	(18,272,364)	(4,122,561)	(64,397,964)

NET ASSETS:
Beginning of year or period	10,278,039	28,550,403	161,676,361	226,074,325

End of year or period	$10,927,960	$10,278,039	$157,553,800	$161,676,361

Undistributed net investment income at end of year or period/Accumulated net investment loss at end of year or period	$3,988	$(58)	$4,505,767	$3,492,912

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Franklin Templeton Founding Strategy Portfolio		ING Oppenheimer Active Allocation Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$(1,322,570)	$28,811,896	$345,785	$819,403
Net realized gain (loss)	(9,264,017)	(29,677,446)	138,570	(702,706)
Net change in unrealized appreciation (depreciation)	54,439,059	(10,015,815)	1,903,787	(2,656,606)

Increase (decrease) in net assets resulting from operations	43,852,472	(10,881,365)	2,388,142	(2,539,909)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(96,283)	—	—
Class I	—	(70,624)	—	—
Class S	—	(19,214,557)	—	(15,396)
Net realized gains:
Class S	—	—	—	(25,293)

Total distributions	—	(19,381,464)	—	(40,689)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,169,515	15,742,205	2,978,923	17,553,262
Reinvestment of distributions	—	19,381,464	—	40,689

	5,169,515	35,123,669	2,978,923	17,593,951
Cost of shares redeemed	(48,597,509)	(116,846,554)	(7,154,223)	(23,990,155)

Net decrease in net assets resulting from capital share transactions	(43,427,994)	(81,722,885)	(4,175,300)	(6,396,204)

Net increase (decrease) in net assets	424,478	(111,985,714)	(1,787,158)	(8,976,802)

NET ASSETS:
Beginning of year or period	765,504,228	877,489,942	52,245,591	61,222,393

End of year or period	$765,928,706	$765,504,228	$50,458,433	$52,245,591

Undistributed net investment income at end of year or period	$27,488,152	$28,810,722	$1,163,623	$817,838

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING DFA Global Allocation Portfolio
Class ADV
06-30-12	9.77	0.00	*	0.39	0.39	—		—	—	—		—	10.16	3.99	1.25	1.05		1.05		0.06		10,568	4
12-31-11	10.47	0.03	•	(0.56)	(0.53)	0.08		0.09	—	0.17		—	9.77	(5.06)	1.27	1.05		1.05		0.26		9,945	16
04-30-10(5) - 12-31-10	10.00	0.14	•	0.50	0.64	0.16		0.01	—	0.17		—	10.47	6.40	1.65	1.05	†	1.05	†	2.17	†	28,056	9
Class I
06-30-12	9.66	0.03		0.39	0.42	—		—	—	—		—	10.08	4.35	0.50	0.45		0.45		0.67		357	4
12-31-11	10.47	0.30	•	(0.78)	(0.48)	0.24		0.09	—	0.33		—	9.66	(4.58)	0.52	0.45		0.45		2.90		330	16
04-30-10(5) - 12-31-10	10.00	0.92	•	(0.24)	0.68	0.20		0.01	—	0.21		—	10.47	6.77	0.90	0.45	†	0.45	†	13.44	†	491	9
Class S
06-30-12	9.66	0.02		0.39	0.41	—		—	—	—		—	10.07	4.24	0.75	0.70		0.70		0.40		3	4
12-31-11	10.47	0.17		(0.67)	(0.50)	0.22		0.09	—	0.31		—	9.66	(4.73)	0.77	0.70		0.70		1.58		3	16
04-30-10(5) - 12-31-10	10.00	0.16		0.50	0.66	0.18		0.01	—	0.19		—	10.47	6.64	1.15	0.70	†	0.70	†	2.45	†	3	9

ING DFA World Equity Portfolio
Class ADV
06-30-12	7.53	0.02		0.40	0.42	—		—	—	—		—	7.95	5.58	1.16	0.86		0.86		0.94		2,036	2
12-31-11	8.52	0.15	•	(0.94)	(0.79)	0.20		—	—	0.20		—	7.53	(9.52)	1.16	0.82		0.82		1.80		1,797	10
12-31-10	7.01	0.27		1.40	1.67	0.16		—	—	0.16		—	8.52	24.21	1.21	0.88	†	0.88	†	3.45	†	769	132
12-31-09	5.78	0.11		1.09	1.20	0.00	*	—	—	0.00	*	0.03	7.01	21.28 ††	1.27	0.99		0.99		1.88		1	128
12-31-08	10.41	0.14	•	(4.65)	(4.51)	0.12		—	—	0.12		—	5.78	(43.34)	1.40	0.99		0.99		1.69		1	88
08-20-07(5) - 12-31-07	10.00	0.05		0.38	0.43	0.01		0.01	—	0.02		—	10.41	4.36	1.28	0.99		0.99		1.22		1	180
Class I
06-30-12	7.68	0.05		0.39	0.44	—		—	—	—		—	8.12	5.73	0.41	0.26		0.26		1.52		1,400	2
12-31-11	8.64	0.21	•	(0.96)	(0.75)	0.21		—	—	0.21		—	7.68	(8.96)	0.41	0.18		0.18		2.48		1,237	10
12-31-10	7.05	0.30		1.45	1.75	0.16		—	—	0.16		—	8.64	25.22	0.46	0.13	†	0.13	†	3.78	†	813	132
12-31-09	5.78	0.15	•	1.09	1.24	0.00	*	—	—	0.00	*	0.03	7.05	21.98 ††	0.52	0.39		0.39		2.39		333	128
12-31-08	10.41	0.17	•	(4.64)	(4.47)	0.16		—	—	0.16		—	5.78	(42.88)	0.65	0.39		0.39		2.30		93	88
08-20-07(5) - 12-31-07	10.00	0.07	•	0.39	0.46	0.04		0.01	—	0.05		—	10.41	4.62	0.53	0.39		0.39		1.82		1	180
Class S
06-30-12	7.66	0.05	•	0.38	0.43	—		—	—	—		—	8.09	5.61	0.66	0.51		0.51		1.21		154,118	2
12-31-11	8.62	0.15	•	(0.92)	(0.77)	0.19		—	—	0.19		—	7.66	(9.17)	0.66	0.43		0.43		1.73		158,642	10
12-31-10	7.04	0.18		1.54	1.72	0.14		—	—	0.14		—	8.62	24.84	0.71	0.38	†	0.38	†	2.66	†	224,492	132
12-31-09	5.78	0.14		1.09	1.23	0.00	*	—	—	0.00	*	0.03	7.04	21.80 ††	0.77	0.64		0.64		2.29		155,803	128
12-31-08	10.41	0.17	•	(4.66)	(4.49)	0.14		—	—	0.14		—	5.78	(43.05)	0.90	0.64		0.64		2.09		132,036	88
08-20-07(5) - 12-31-07	10.00	0.06	•	0.39	0.45	0.03		0.01	—	0.04		—	10.41	4.58	0.78	0.64		0.64		1.55		110,405	180

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions										Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Franklin Templeton Founding Strategy Portfolio
Class ADV
06-30-12	7.96	(0.03	)•	0.48	0.45	—		—		—	—		—	8.41	5.65	0.84	0.69	0.69	(0.69)	4,777	4
12-31-11	8.30	0.27	•	(0.41)	(0.14)	0.20		—		—	0.20		—	7.96	(1.81)	0.84	0.69	0.69	3.30	4,289	11
12-31-10	7.74	0.18	•	0.60	0.78	0.22		—		—	0.22		—	8.30	10.40	0.83	0.68	0.68	2.26	2,652	10
12-31-09	6.19	0.17	•	1.63	1.80	0.15		0.10		—	0.25		—	7.74	29.82	0.84	0.69	0.69	2.61	1	14
12-31-08	9.68	0.16		(3.65)	(3.49)	—		0.00	*	—	0.00	*	—	6.19	(36.04)	0.84	0.69	0.69	2.01	1	12
04-30-07(5) - 12-31-07	10.00	0.03		(0.35)	(0.32)	—		—		—	—		—	9.68	(3.20)	0.84	0.69	0.69	0.51	1	4
Class I
06-30-12	8.11	(0.00	)*•	0.47	0.47	—		—		—	—		—	8.58	5.80	0.09	0.09	0.09	(0.09)	2,245	4
12-31-11	8.41	0.46	•	(0.54)	(0.08)	0.22		—		—	0.22		—	8.11	(1.15)	0.09	0.09	0.09	5.44	1,564	11
12-31-10	7.80	0.15	•	0.68	0.83	0.22		—		—	0.22		—	8.41	10.97	0.08	0.08	0.08	1.96	1,838	10
12-31-09	6.26	0.20	•	1.66	1.86	0.22		0.10		—	0.32		—	7.80	30.63	0.09	0.09	0.09	3.02	4,335	14
12-31-08	9.73	0.49	•	(3.95)	(3.46)	0.01		0.00	*	—	0.01		—	6.26	(35.55)	0.09	0.09	0.09	6.49	644	12
04-30-07(5) - 12-31-07	10.00	0.07		(0.34)	(0.27)	—		—		—	—		—	9.73	(2.70)	0.09	0.09	0.09	1.11	1	4
Class S
06-30-12	8.07	(0.01	)•	0.47	0.46	—		—		—	—		—	8.53	5.70	0.34	0.34	0.34	(0.34)	758,907	4
12-31-11	8.37	0.29	•	(0.40)	(0.11)	0.19		—		—	0.19		—	8.07	(1.40)	0.34	0.34	0.34	3.44	759,652	11
12-31-10	7.76	0.19		0.62	0.81	0.20		—		—	0.20		—	8.37	10.77	0.33	0.33	0.33	2.29	873,001	10
12-31-09	6.23	0.19		1.64	1.83	0.20		0.10		—	0.30		—	7.76	30.30	0.34	0.34	0.34	2.88	864,254	14
12-31-08	9.70	0.23	•	(3.69)	(3.46)	0.01		0.00	*	—	0.01		—	6.23	(35.69)	0.34	0.34	0.34	2.86	694,251	12
04-30-07(5) - 12-31-07	10.00	0.00	*	(0.30)	(0.30)	—		—		—	—		—	9.70	(3.00)	0.34	0.34	0.34	0.17	526,804	4

ING Oppenheimer Active Allocation Portfolio
Class S
06-30-12	10.22	0.07	•	0.40	0.47	—		—		—	—		—	10.69	4.60	0.78	0.70	0.70	1.31	50,458	36
12-31-11	10.71	0.16		(0.65)	(0.49)	0.00	*	0.00	*	—	0.00	*	—	10.22	(4.51)	0.72	0.70	0.70	1.39	52,246	200
12-31-10	9.71	0.19	•	1.17	1.36	0.12		0.24		—	0.36		—	10.71	14.13	0.76	0.70	0.70	1.93	61,222	116
12-31-09	7.65	0.06		2.08	2.14	0.06		0.02		—	0.08		—	9.71	27.94	1.99	0.70	0.70	0.96	26,270	115
10-02-08(5) - 12-31-08	10.00	0.13		(2.42)	(2.29)	0.06		—		—	0.06		—	7.65	(22.84)	5.48	0.70	0.70	4.74	7,291	23

See Accompanying Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
††	Excluding a payment by affiliate in 2009, ING DFA World Equity Portfolio total return would have been 20.80%, 21.50% and 21.31% for Class ADV, Class I and Class S, respectively.

See Accompanying Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of forty-six active separate investment series. The four Portfolios included in this report are: ING DFA Global Allocation Portfolio (“DFA Global Allocation”), ING DFA World Equity Portfolio (“DFA World Equity”), ING Franklin Templeton Founding Strategy Portfolio (“Franklin Templeton Founding Strategy”) and ING Oppenheimer Active Allocation Portfolio (“Oppenheimer Active Allocation”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio, except Oppenheimer Active Allocation, offers the three following classes of shares: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). Oppenheimer Active Allocation only offers Class S. The separate classes of shares differ principally in distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL”) serves as the investment adviser to DFA Global Allocation, DFA World Equity and Franklin Templeton Founding Strategy, and ING Investments, LLC (“ING Investments” or “Investment Adviser”) serves as the investment adviser to Oppenheimer Active Allocation (collectively with DSL, the “Investment Advisers”). ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

DSL, ING Investments, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Advisers and their immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Advisers’ loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Advisers, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Advisers do not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

DFA Global Allocation and DFA World Equity seek to achieve their investment objectives by investing in unaffiliated underlying funds advised by Dimensional Fund Advisors LP that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

Franklin Templeton Founding Strategy seeks to achieve its investment objective by investing in affiliated underlying funds sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or its affiliate Templeton Global Advisors Limited that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

Oppenheimer Active Allocation seeks to achieve its investment objective by investing in unaffiliated underlying funds advised by OppenheimerFunds, Inc. that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

The affiliated and unaffiliated underlying funds in which the Portfolios invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds and securities are recorded at their estimated fair value, as described below. The valuations of the Portfolios’ investments in Underlying Funds are based on the net asset values of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.

Investments in securities held in the Portfolios or the Underlying Funds of sufficient credit quality maturing in 60 days or less are valued at amortized cost which generally approximates fair value. Securities prices may be obtained from automated pricing services. Investments in equity securities held by the Portfolios or the Underlying Funds and traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at the net asset value (“NAV”).

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolio (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

(continued)

participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following each Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

Each Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. Each Portfolio records distributions to its shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. Each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

(continued)

distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

DFA Global Allocation, DFA World Equity and Franklin Templeton Founding Strategy have entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. DFA Global Allocation and DFA World Equity pay DSL a fee of 0.25% of their respective average daily net assets. Franklin Templeton Founding Strategy does not pay DSL an advisory fee.

Oppenheimer Active Allocation has entered into an Investment Management Agreement with ING Investments. The Investment Management Agreement compensates ING Investments with a fee, computed daily and payable monthly, based on the average daily net assets of Oppenheimer Active Allocation. Oppenheimer Active Allocation pays ING Investments a fee of 0.25% of its average daily net assets.

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. The Administrator receives compensation in the amount equal to 0.10%, 0.10%, 0.05% and 0.10% of the average daily net assets of DFA Global Allocation, DFA World Equity, Franklin Templeton Founding Strategy and Oppenheimer Active Allocation, respectively.

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2012, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
DFA Global Allocation	$686,829	$475,000
DFA World Equity	2,691,725	14,700,000
Franklin Templeton Founding Strategy	30,080,739	74,822,379
Oppenheimer Active Allocation	18,891,133	22,877,808

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Agreement”) for the Class S shares of the Portfolios. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolios make payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s (except Oppenheimer Active Allocation) average daily net assets attributable to Class ADV shares. For DFA Global Allocation, DFA World Equity and Franklin Templeton Founding Strategy, IID has contractually agreed to waive a portion of the distribution fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares, so that the actual fee paid by Class ADV shares is an annual rate of 0.35%. There is no guarantee that the waiver will continue.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2012, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
DFA Global Allocation	$2,334	$872	$5,070	$8,276
DFA World Equity	31,428	12,571	31,719	75,718
Franklin Templeton Founding Strategy	—	30,441	153,081	183,522
Oppenheimer Active Allocation	10,209	4,084	10,209	24,502

At June 30, 2012, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING National Trust	DFA Global Allocation	25.16%
ING USA Annuity and Life Insurance Company	DFA Global Allocation	71.55
	DFA World Equity	96.56
	Franklin Templeton Founding Strategy	97.46
	Oppenheimer Active Allocation	96.94

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL and ING Investments until distribution in accordance with the Plan.

Note 7 — LINE OF CREDIT

DFA Global Allocation and DFA World Equity, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios utilized the line of credit during the six months ended June 30, 2012 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
DFA World Equity	1	$1,440,000	1.17%

NOTE 8 — OTHER ACCRUED EXPENSES & LIABILITIES

At June 30, 2012, the Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
DFA Global Allocation	Postage	$36,495
	Professional	7,928
DFA World Equity	Postage	96,746
Franklin Templeton Founding Strategy	Custody	24,380
	Postage	25,700
Oppenheimer Active Allocation	Postage	26,067
	Professional	39,092

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

DSL and ING Investments have agreed to limit expenses, excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S
DFA Global Allocation	1.05%	0.45%	0.70%
DFA World Equity(2)	1.05%	0.45%	0.70%
Franklin Templeton Founding Strategy(3)	0.74%	0.14%	0.39%
Oppenheimer Active Allocation	N/A	N/A	0.70%

(1)	The operating expense limits apply only at each Portfolio level and do not include fees payable by the underlying investment companies in which each Portfolio invests.
(2)

For DFA World Equity, pursuant to a side letter, the total expense limits including the underlying investment companies are 1.21%, 0.61% and 0.86% for Class ADV, Class I, and Class S shares respectively. Amounts waived pursuant to this side letter are not eligible for recoupment.

(3)	For Franklin Templeton Founding Strategy, the total expense limits including the underlying investment companies are 1.50%, 0.90% and 1.15% for Class ADV, Class I and Class S shares, respectively.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — EXPENSE LIMITATION AGREEMENTS (continued)

Except as otherwise noted above, the Investment Advisers may at a later date recoup from each Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Advisers of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for the Portfolios. Outstanding reimbursement balances due to the Portfolios, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from Investment Advisers on the accompanying Statements of Assets and Liabilities.

The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or ING Investments provide written termination of the expense limitation agreements within 90 days of the end of the then current term.

As of June 30, 2012, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers and the related expiration dates are as follows:

	June 30,
	2013	2014	2015	Total
DFA Global Allocation	$13,341	$80,515	$2,807	$96,663
DFA Global World Equity	241,264	—	124,548	365,812
Oppenheimer Active Allocation	74,710	13,299	31,669	119,678

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
DFA Global Allocation
Class ADV
6/30/2012	46,052	—	—	(23,950)	22,102	475,463	—	—	(249,675)	225,788
12/31/2011	134,677	—	4,229	(1,801,088)	(1,662,182)	1,410,768	—	41,455	(17,733,065)	(16,280,842)
Class I
6/30/2012	11,731	—	—	(10,505)	1,226	119,284	—	—	(108,811)	10,473
12/31/2011	95,995	—	1,114	(109,867)	(12,758)	987,209	—	10,735	(1,134,458)	(136,514)
Class S
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	(6)	(6)	—	—	—	(58)	(58)
DFA World Equity
Class ADV
6/30/2012	36,258	—	—	(18,684)	17,574	290,459	—	—	(150,979)	139,480
12/31/2011	198,779	—	5,493	(55,924)	148,348	1,716,254	—	47,132	(446,155)	1,317,231
Class I
6/30/2012	19,917	—	—	(8,741)	11,176	158,122	—	—	(71,332)	86,790
12/31/2011	94,142	—	3,196	(30,294)	67,044	800,714	—	27,872	(251,230)	577,356
Class S
6/30/2012	337,478	—	—	(2,016,990)	(1,679,512)	2,755,520	—	—	(16,395,259)	(13,639,739)
12/31/2011	2,310,047	—	521,294	(8,160,731)	(5,329,390)	19,627,480	—	4,540,471	(68,395,970)	(44,228,019)

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Franklin Templeton Founding Strategy
Class ADV
6/30/2012	68,562	—	—	(38,787)	29,775	575,086	—	—	(323,285)	251,801
12/31/2011	268,011	—	11,354	(60,331)	219,034	2,253,371	—	96,283	(488,380)	1,861,274
Class I
6/30/2012	82,934	—	—	(14,319)	68,615	709,766	—	—	(122,875)	586,891
12/31/2011	179,207	—	8,202	(213,045)	(25,636)	1,572,269	—	70,624	(1,751,605)	(108,712)
Class S
6/30/2012	462,590	—	—	(5,681,434)	(5,218,844)	3,884,663	—	—	(48,151,349)	(44,266,686)
12/31/2011	1,391,691	—	2,239,459	(13,743,197)	(10,112,047)	11,916,565	—	19,214,557	(114,606,569)	(83,475,447)
Oppenheimer Active Allocation
Class S
6/30/2012	275,913	—	—	(668,624)	(392,711)	2,978,923	—	—	(7,154,223)	(4,175,300)
12/31/2011	1,620,928	—	3,676	(2,230,467)	(605,863)	17,553,262	—	40,689	(23,990,155)	(6,396,204)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2012. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2011 was as follows:

	Ordinary Income	Long-term Capital Gains
DFA Global Allocation	$125,812	$100,766
DFA World Equity	4,615,475	—
Franklin Templeton Founding Strategy	19,381,464	—
Oppenheimer Active Allocation	26,771	13,918

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred	Capital Loss Carryforwards
				Amount	Character	Expiration
DFA Global Allocation	$—	$(210,771)	$(361,397)	$—	—	—
DFA World Equity	3,494,122	(8,557,979)	—	(38,700,461)	Short-term	2016
Franklin Templeton Founding Strategy	28,816,966	(90,137,180)	—	(18,260,768)	Short-term	2017
				(22,486,704)	Short-term	2018
				(18,207,590)	Long-term	None

				$(58,955,062)

Oppenheimer Active Allocation	869,284	3,860,260	—	—	—	—

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012 no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Payable Date	Record Date
DFA World Equity
Class ADV	$0.1642	$—	July 17, 2012	July 13, 2012
Class I	$0.2041	$—	July 17, 2012	July 13, 2012
Class S	$0.1782	$—	July 17, 2012	July 13, 2012
Franklin Templeton Founding Strategy
Class ADV	$0.3069	$—	July 17, 2012	July 13, 2012
Class I	$0.3465	$—	July 17, 2012	July 13, 2012
Class S	$0.3231	$—	July 17, 2012	July 13, 2012
Oppenheimer Active Allocation
Class S	$0.1734	$0.0111	July 17, 2012	July 13, 2012

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

ING DFA GLOBAL ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: 100.2%
31,411		DFA Emerging Markets Core Equity Portfolio	$566,021	5.2
41,161		DFA International Real Estate Securities Portfolio	206,627	1.9
65,627		DFA International Vector Equity Portfolio	568,327	5.2
94,430		DFA Large Cap International Portfolio	1,613,804	14.8
161,973		DFA Selectively Hedged Global Fixed Income Portfolio	1,653,748	15.1
73,367		DFA U.S. Core Equity 1 Portfolio	848,858	7.8
98,286		DFA U.S. Large Company Portfolio	1,055,590	9.7
14,716		DFA U.S. Small Cap Portfolio	325,528	3.0
145,138	@	VA Global Bond Portfolio	1,593,614	14.6
32,812	@	VA International Small Portfolio	305,150	2.8
44,397	@	VA International Value Portfolio	441,310	4.0
109,332	@	VA Short-Term Fixed Portfolio	1,119,558	10.2
21,201	@	VA U.S. Large Value Portfolio	328,199	3.0
27,308	@	VA U.S. Targeted Value Portfolio	321,963	2.9
		Total Mutual Funds (Cost $10,739,106)	10,948,297	100.2

SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
36,224		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $36,224)	36,224	0.3
		Total Short-Term Investments (Cost $36,224)	36,224	0.3

		Total Investments in Securities (Cost $10,775,330)	$10,984,521	100.5
		Liabilities in Excess of Other Assets	(56,561)	(0.5)

		Net Assets	$10,927,960	100.0

@	Non-income producing security

Cost for federal income tax purposes is $10,802,747.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$377,933
Gross Unrealized Depreciation	(196,159)

Net Unrealized Appreciation	$181,774

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$10,948,297	$—	$—	$10,948,297
Short-Term Investments	36,224	—	—	36,224

Total Investments, at fair value	$10,984,521	$—	$—	$10,984,521

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

20

ING DFA WORLD EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: 99.9%
778,188		DFA Emerging Markets Core Equity Portfolio	$14,022,956	8.9
951,809		DFA International Real Estate Securities Portfolio	4,778,082	3.0
1,495,941		DFA International Vector Equity Portfolio	12,954,852	8.2
2,160,654		DFA Large Cap International Portfolio	36,925,578	23.4
1,759,864		DFA U.S. Core Equity 1 Portfolio	20,361,630	12.9
2,324,139		DFA U.S. Large Company Portfolio	24,961,258	15.9
358,174		DFA U.S. Small Cap Portfolio	7,922,808	5.0
890,958	@	VA International Small Portfolio	8,285,910	5.3
1,161,410	@	VA International Value Portfolio	11,544,419	7.3
504,592	@	VA U.S. Large Value Portfolio	7,811,077	5.0
668,799	@	VA U.S. Targeted Value Portfolio	7,885,139	5.0
		Total Mutual Funds (Cost $158,018,667)	157,453,709	99.9

SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
283,927		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $283,927)	283,927	0.2
		Total Short-Term Investments (Cost $283,927)	283,927	0.2

		Total Investments in Securities (Cost $158,302,594)	$157,737,636	100.1
		Liabilities in Excess of Other Assets	(183,836)	(0.1)

		Net Assets	$157,553,800	100.0

@	Non-income producing security

Cost for federal income tax purposes is $158,907,498.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$8,528,554
Gross Unrealized Depreciation	(9,698,416)

Net Unrealized Depreciation	$(1,169,862)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$157,453,709	$—	$—	$157,453,709
Short-Term Investments	283,927	—	—	283,927

Total Investments, at fair value	$157,737,636	$—	$—	$157,737,636

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

21

ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

AFFILIATED INVESTMENT COMPANIES: 100.0%
24,324,532	ING Franklin Income Portfolio - Class I	$252,488,645	33.0
31,252,446	ING Franklin Mutual Shares Portfolio - Class I	255,332,481	33.3
23,425,039	ING Templeton Global Growth Portfolio - Class I	258,378,175	33.7

	Total Investments in Affiliated Investment Companies (Cost $700,502,269)	$766,199,301	100.0
	Liabilities in Excess of Other Assets	(270,595)	—

	Net Assets	$765,928,706	100.0

Cost for federal income tax purposes is $804,626,339.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(38,427,038)

Net Unrealized Depreciation	$(38,427,038)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$766,199,301	$—	$—	$766,199,301

Total Investments, at fair value	$766,199,301	$—	$—	$766,199,301

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

22

ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 97.4%
179,850	Oppenheimer Capital Appreciation Fund/VA	$7,686,805	15.2
353,657	Oppenheimer Commodity Strategy Total Return Fund	1,085,726	2.2
683,913	Oppenheimer Core Bond Fund/VA	5,375,555	10.7
68,503	Oppenheimer Developing Markets Fund	2,146,889	4.3
9,946	Oppenheimer Discovery Fund	646,959	1.3
7,324	Oppenheimer Gold & Special Minerals Fund	212,839	0.4
392,944	Oppenheimer High Income Fund/VA	723,017	1.4
341,818	Oppenheimer International Bond Fund	2,153,454	4.3
227,196	Oppenheimer International Growth Fund	6,143,385	12.2
23,523	Oppenheimer International Small Company Fund	460,114	0.9
315,760	Oppenheimer Limited-Term Government Fund	2,946,044	5.8
139,464	Oppenheimer Main Street Small Cap Fund/VA	2,612,168	5.2
58,401	Oppenheimer Master Event-Linked Bond Fund	678,842	1.3
73,748	Oppenheimer Master Inflation Protected Securities Fund	880,098	1.7
192,052	Oppenheimer Quest International Value Fund	2,519,728	5.0
35,149	Oppenheimer Real Estate Fund	799,635	1.6
47,445	Oppenheimer Rising Dividend Fund	805,146	1.6
141,129	Oppenheimer U.S. Government Trust	1,383,067	2.7
450,764	Oppenheimer Value Fund	9,876,244	19.6
	Total Mutual Funds (Cost $41,326,401)	49,135,715	97.4

SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
1,353,786	Oppenheimer Institutional Money Market Fund (Cost $1,353,786)	1,353,786	2.7
	Total Short-Term Investments (Cost $1,353,786)	1,353,786	2.7

	Total Investments in Securities (Cost $42,680,187)	$50,489,501	100.1
	Liabilities in Excess of Other Assets	(31,068)	(0.1)

	Net Assets	$50,458,433	100.0

Cost for federal income tax purposes is $44,482,553.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,970,076
Gross Unrealized Depreciation	(1,963,128)

Net Unrealized Appreciation	$6,006,948

See Accompanying Notes to Financial Statements

23

ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$49,135,715	$—	$—	$49,135,715
Short-Term Investments	1,353,786	—	—	1,353,786

Total Investments, at fair value	$50,489,501	$—	$—	$50,489,501

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

24

Investment Advisers

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UIITF0F1AIS	(0612-082112)

Semi-Annual Report

June 30, 2012

Classes ADV and I

ING Investors Trust

■	ING Retirement Conservative Portfolio

■	ING Retirement Growth Portfolio

■	ING Retirement Moderate Portfolio

■	ING Retirement Moderate Growth Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these “risk-on” and “risk-off” periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing (“QE”), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks’ excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it’s quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 27, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region’s index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product (“GDP”) growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its “Operation Twist” program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone’s enduring sovereign debt crisis continued to move markets the most. The European Central Bank’s €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations (“LTRO”) was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another “summit” meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone’s deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs’ recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan’s newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.’s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital Mortgage-Backed Securities Index	An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**
ING Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,042.50	0.43%	$2.18	$1,000.00	$1,022.73	0.43%	$2.16
Class I	1,000.00	1,043.90	0.18	0.91	1,000.00	1,023.97	0.18	0.91
ING Retirement Growth Portfolio
Class ADV	$1,000.00	$1,057.60	0.60%	$3.07	$1,000.00	$1,021.88	0.60%	$3.02
Class I	1,000.00	1,059.20	0.18	0.92	1,000.00	1,023.97	0.18	0.91
ING Retirement Moderate Portfolio
Class ADV	$1,000.00	$1,048.80	0.52%	$2.65	$1,000.00	$1,022.28	0.52%	$2.61
Class I	1,000.00	1,050.10	0.18	0.92	1,000.00	1,023.97	0.18	0.91
ING Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$1,053.00	0.57%	$2.91	$1,000.00	$1,022.03	0.57%	$2.87
Class I	1,000.00	1,056.00	0.18	0.92	1,000.00	1,023.97	0.18	0.91

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Retirement Conservative Portfolio	ING Retirement Growth Portfolio	ING Retirement Moderate Portfolio	ING Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds*	$647,863,311	$4,364,939,805	$1,822,480,334	$3,018,735,349
Receivables:
Investments in affiliated underlying funds sold	—	991,781	436,722	—
Fund shares sold	548,230	158,666	3,866	365,795
Dividends	124	12,324	3,142	6,530
Prepaid expenses	3,176	23,108	9,716	16,254

Total assets	648,414,841	4,366,125,684	1,822,933,780	3,019,123,928

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	490,199	—	—	61,636
Payable for fund shares redeemed	58,031	1,150,448	440,587	304,159
Payable to affiliates	258,483	2,304,992	849,091	1,517,349
Payable for trustee fees	1,895	20,235	13,407	26,119
Other accrued expenses and liabilities	27,750	332,382	104,835	168,785

Total liabilities	836,358	3,808,057	1,407,920	2,078,048

NET ASSETS	$647,578,483	$4,362,317,627	$1,821,525,860	$3,017,045,880

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$558,441,068	$4,974,616,608	$1,780,678,777	$3,153,589,168
Undistributed net investment income	26,821,402	140,750,255	70,518,766	100,169,064
Accumulated net realized gain (loss)	8,766,925	(1,036,692,399)	(119,284,453)	(411,615,635)
Net unrealized appreciation	53,549,088	283,643,163	89,612,770	174,903,283

NET ASSETS	$647,578,483	$4,362,317,627	$1,821,525,860	$3,017,045,880

* Cost of investments in affiliated underlying funds	$594,314,223	$4,081,296,642	$1,732,867,564	$2,843,832,066

Class ADV
Net assets	$647,577,499	$4,318,020,325	$1,800,096,548	$2,994,180,209
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	67,656,259	398,795,237	158,172,110	268,927,724
Net asset value and redemption price per share	$9.57	$10.83	$11.38	$11.13
Class I
Net assets	$984	$44,297,302	$21,429,312	$22,865,671
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	4,056,723	1,860,670	2,054,947
Net asset value and redemption price per share	$9.74	$10.92	$11.52	$11.13

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Retirement Conservative Portfolio	ING Retirement Growth Portfolio	ING Retirement Moderate Portfolio	ING Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$8,631,324	$49,564,790	$17,672,975	$30,945,934

Total investment income	8,631,324	49,564,790	17,672,975	30,945,934

EXPENSES:
Investment management fees	433,767	3,096,792	1,286,044	2,143,342
Distribution and service fees:
Class ADV	1,549,181	10,949,256	4,540,689	7,598,607
Transfer agent fees	394	2,430	1,098	1,732
Administrative service fees	309,832	2,211,983	918,598	1,530,950
Shareholder reporting expense	6,188	84,630	21,134	66,976
Professional fees	18,879	122,304	55,724	64,792
Custody and accounting expense	22,066	179,634	69,040	128,310
Trustee fees	8,190	57,876	28,320	49,140
Miscellaneous expense	12,648	64,239	35,200	44,242

Total expenses	2,361,145	16,769,144	6,955,847	11,628,091
Net waived and reimbursed fees	(1,025,694)	(3,507,633)	(2,212,758)	(2,969,578)

Net expenses	1,335,451	13,261,511	4,743,089	8,658,513

Net investment income	7,295,873	36,303,279	12,929,886	22,287,421

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	4,712,834	90,836,003	31,624,080	61,240,992
Sale of affiliated underlying funds	677,466	41,085,234	16,870,710	28,574,381

Net realized gain	5,390,300	131,921,237	48,494,790	89,815,373

Net change in unrealized appreciation (depreciation) on:
Unaffiliated underlying funds	13,393,767	77,801,096	25,864,613	48,351,692

Net change in unrealized appreciation (depreciation)	13,393,767	77,801,096	25,864,613	48,351,692

Net realized and unrealized gain	18,784,067	209,722,333	74,359,403	138,167,065

Increase in net assets resulting from operations	$26,079,940	$246,025,612	$87,289,289	$160,454,486

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Conservative Portfolio		ING Retirement Growth Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$7,295,873	$10,355,664	$36,303,279	$65,689,730
Net realized gain	5,390,300	14,022,406	131,921,237	269,870,017
Net change in unrealized appreciation (depreciation)	13,393,767	3,682,142	77,801,096	(383,959,974)

Increase (decrease) in net assets resulting from operations	26,079,940	28,060,212	246,025,612	(48,400,227)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(8,954,444)	—	(37,550,451)
Class I	—	(18)	—	(557,145)
Net realized gains:
Class ADV	—	(4,816,362)	—	—
Class I	—	(9)	—	—

Total distributions	—	(13,770,833)	—	(38,107,596)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	67,454,562	223,990,474	23,192,241	30,320,789
Reinvestment of distributions	—	13,770,806	—	38,107,596

	67,454,562	237,761,280	23,192,241	68,428,385
Cost of shares redeemed	(67,749,115)	(144,779,428)	(217,513,436)	(495,265,622)

Net increase (decrease) in net assets resulting from capital share transactions	(294,553)	92,981,852	(194,321,195)	(426,837,237)

Net increase (decrease) in net assets	25,785,387	107,271,231	51,704,417	(513,345,060)

NET ASSETS:
Beginning of year or period	621,793,096	514,521,865	4,310,613,210	4,823,958,270

End of year or period	$647,578,483	$621,793,096	$4,362,317,627	$4,310,613,210

Undistributed net investment income at end of year or period	$26,821,402	$19,525,529	$140,750,255	$104,446,976

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Moderate Portfolio		ING Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$12,929,886	$31,667,531	$22,287,421	$48,040,977
Net realized gain	48,494,790	108,838,353	89,815,373	181,864,812
Net change in unrealized appreciation (depreciation)	25,864,613	(97,749,137)	48,351,692	(223,811,387)

Increase in net assets resulting from operations	87,289,289	42,756,747	160,454,486	6,094,402

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(25,868,280)	—	(33,378,384)
Class I	—	(342,664)	—	(317,632)

Total distributions	—	(26,210,944)	—	(33,696,016)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,587,931	55,389,711	14,126,963	38,776,910
Reinvestment of distributions	—	26,210,944	—	33,696,016

	21,587,931	81,600,655	14,126,963	72,472,926
Cost of shares redeemed	(102,654,994)	(230,245,911)	(173,268,967)	(374,345,635)

Net decrease in net assets resulting from capital share transactions	(81,067,063)	(148,645,256)	(159,142,004)	(301,872,709)

Net increase (decrease) in net assets	6,222,226	(132,099,453)	1,312,482	(329,474,323)

NET ASSETS:
Beginning of year or period	1,815,303,634	1,947,403,087	3,015,733,398	3,345,207,721

End of year or period	$1,821,525,860	$1,815,303,634	$3,017,045,880	$3,015,733,398

Undistributed net investment income at end of year or period	$70,518,766	$57,588,880	$100,169,064	$77,881,643

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions										Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Retirement Conservative Portfolio(a)
Class ADV
06-30-12	9.18	0.11		0.28	0.39	—		—		—	—		—	9.57	4.25	0.76	0.43	0.43	2.35	647,577	14
12-31-11	8.96	0.17	•	0.29	0.46	0.16		0.08		—	0.24		—	9.18	5.18	0.76	0.41	0.41	1.90	621,792	47
12-31-10	8.34	0.13		0.52	0.65	0.02		0.01		—	0.03		—	8.96	7.86	0.77	0.42	0.42	1.55	514,521	44
12-31-09	7.97	0.21	•	1.20	1.41	0.22		0.82		—	1.04		—	8.34	17.89	0.78	0.43	0.43	2.60	417,649	143
12-31-08	9.92	0.29	•	(2.24)	(1.95)	—		0.00	*	—	0.00	*	—	7.97	(19.66)	1.23	0.76	0.76	3.11	1	68
10-31-07(5) - 12-31-07	10.00	0.06		(0.14)	(0.08)	—		—		—	—		—	9.92	(0.80)	36.24	0.74	0.74	3.83	1	3
Class I
06-30-12	9.33	0.13		0.28	0.41	—		—		—	—		—	9.74	4.39	0.26	0.18	0.18	2.64	1	14
12-31-11	9.08	0.20		0.30	0.50	0.17		0.08		—	0.25		—	9.33	5.63	0.26	0.16	0.16	2.21	1	47
12-31-10	8.42	0.16		0.53	0.69	0.02		0.01		—	0.03		—	9.08	8.23	0.27	0.17	0.17	1.88	1	44
12-31-09	8.01	0.24		1.23	1.47	0.24		0.82		—	1.06		—	8.42	18.52	0.20	0.17	0.17	2.91	1	143
12-31-08	9.93	0.39	•	(2.31)	(1.92)	0.00	*	0.00	*	—	0.00	*	—	8.01	(19.33)	0.48	0.16	0.16	4.25	1	68
10-31-07(5) - 12-31-07	10.00	0.08		(0.15)	(0.07)	—		—		—	—		—	9.93	(0.70)	35.49	0.14	0.14	5.01	1	3

ING Retirement Growth Portfolio(a)
Class ADV
06-30-12	10.24	0.09	•	0.50	0.59	—		—		—	—		—	10.83	5.76	0.76	0.60	0.60	1.64	4,318,020	8
12-31-11	10.45	0.16		(0.28)	(0.12)	0.09		—		—	0.09		—	10.24	(1.22)	0.77	0.59	0.59	1.41	4,268,746	30
12-31-10	9.40	0.08		1.01	1.09	0.04		—		—	0.04		—	10.45	11.61	0.77	0.59	0.59	0.76	4,777,758	27
12-31-09	7.95	0.11	•	1.87	1.98	0.36		0.17		—	0.53		—	9.40	25.90	0.74	0.56	0.56	1.23	4,683,690	120
12-31-08	13.47	0.44	•	(5.20)	(4.76)	0.10		0.66		—	0.76		—	7.95	(36.89)	0.92	0.76	0.76	5.20	13	83
12-31-07	13.43	0.07		0.39	0.46	0.08		0.34		—	0.42		—	13.47	3.33	0.91	0.74	0.74	0.55	1	37
Class I
06-30-12	10.31	0.11		0.50	0.61	—		—		—	—		—	10.92	5.92	0.26	0.18	0.18	2.09	44,297	8
12-31-11	10.51	0.21		(0.28)	(0.07)	0.13		—		—	0.13		—	10.31	(0.71)	0.27	0.17	0.17	1.83	41,867	30
12-31-10	9.42	0.12		1.01	1.13	0.04		—		—	0.04		—	10.51	12.11	0.27	0.17	0.17	1.18	46,200	27
12-31-09	7.97	0.16		1.88	2.04	0.42		0.17		—	0.59		—	9.42	26.61	0.19	0.16	0.16	1.82	45,488	120
12-31-08	13.57	0.22	•	(4.94)	(4.72)	0.22		0.66		—	0.88		—	7.97	(36.55)	0.17	0.16	0.16	2.02	24,913	83
12-31-07	13.48	0.16	•	0.42	0.58	0.15		0.34		—	0.49		—	13.57	4.15	0.16	0.14	0.14	1.16	38,624	37

ING Retirement Moderate Portfolio(a)
Class ADV
06-30-12	10.85	0.08	•	0.45	0.53	—		—		—	—		—	11.38	4.88	0.76	0.52	0.52	1.40	1,800,097	8
12-31-11	10.77	0.18	•	0.05	0.23	0.15		—		—	0.15		—	10.85	2.13	0.76	0.50	0.50	1.67	1,794,716	32
12-31-10	9.89	0.13		0.81	0.94	0.06		—		—	0.06		—	10.77	9.53	0.76	0.50	0.50	1.17	1,927,855	29
12-31-09	8.81	0.19	•	1.56	1.75	0.55		0.12		—	0.67		—	9.89	20.60	0.77	0.51	0.51	1.93	1,915,457	126
12-31-08	12.53	0.31	•	(3.50)	(3.19)	0.14		0.39		—	0.53		—	8.81	(26.31)	0.92	0.76	0.76	2.80	1	70
12-31-07	12.33	0.22		0.36	0.58	0.15		0.23		—	0.38		—	12.53	4.65	0.91	0.74	0.74	1.69	1	47

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Retirement Moderate Portfolio(a) (Continued)
Class I
06-30-12	10.97	0.10		0.45	0.55	—	—	—	—	—	11.52	5.01	0.26	0.18	0.18	1.74	21,429	8
12-31-11	10.87	0.22		0.07	0.29	0.19	—	—	0.19	—	10.97	2.64	0.26	0.16	0.16	2.05	20,588	32
12-31-10	9.97	0.15		0.81	0.96	0.06	—	—	0.06	—	10.87	9.73	0.26	0.16	0.16	1.55	19,549	29
12-31-09	8.84	0.22	•	1.60	1.82	0.57	0.12	—	0.69	—	9.97	21.35	0.19	0.17	0.17	2.43	16,030	126
12-31-08	12.60	0.39	•	(3.52)	(3.13)	0.24	0.39	—	0.63	—	8.84	(25.83)	0.17	0.16	0.16	3.65	10,898	70
12-31-07	12.38	0.31	•	0.34	0.65	0.20	0.23	—	0.43	—	12.60	5.26	0.16	0.14	0.14	2.47	4,926	47

ING Retirement Moderate Growth Portfolio(a)
Class ADV
06-30-12	10.57	0.08	•	0.48	0.56	—	—	—	—	—	11.13	5.30	0.76	0.57	0.57	1.45	2,994,180	8
12-31-11	10.67	0.16	•	(0.15)	0.01	0.11	—	—	0.11	—	10.57	0.08	0.76	0.55	0.55	1.49	2,994,517	31
12-31-10	9.66	0.10		0.96	1.06	0.05	—	—	0.05	—	10.67	11.00	0.76	0.55	0.55	0.98	3,322,658	28
12-31-09	8.27	0.14	•	1.80	1.94	0.37	0.18	—	0.55	—	9.66	24.24	0.75	0.54	0.54	1.53	3,221,966	128
12-31-08	12.89	0.22	•	(4.18)	(3.96)	0.13	0.53	—	0.66	—	8.27	(31.89)	0.92	0.76	0.76	1.99	1	74
12-31-07	12.78	0.14		0.39	0.53	0.12	0.30	—	0.42	—	12.89	4.10	0.91	0.74	0.74	1.11	1	37
Class I
06-30-12	10.54	0.10		0.49	0.59	—	—	—	—	—	11.13	5.60	0.26	0.18	0.18	1.88	22,866	8
12-31-11	10.64	0.21		(0.16)	0.05	0.15	—	—	0.15	—	10.54	0.46	0.26	0.16	0.16	1.90	21,216	31
12-31-10	9.61	0.14		0.94	1.08	0.05	—	—	0.05	—	10.64	11.35	0.26	0.16	0.16	1.40	22,550	28
12-31-09	8.30	0.18	•	1.80	1.98	0.49	0.18	—	0.67	—	9.61	24.88	0.18	0.16	0.16	2.03	19,415	128
12-31-08	12.98	0.29	•	(4.20)	(3.91)	0.24	0.53	—	0.77	—	8.30	(31.47)	0.17	0.16	0.16	2.65	16,019	74
12-31-07	12.83	0.24	•	0.39	0.63	0.18	0.30	—	0.48	—	12.98	4.86	0.16	0.14	0.14	1.86	17,903	37

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)

References to each Portfolio's financial highlights prior to October 24, 2009, reflect the financial highlights of each Portfolio's predecessor: ING LifeStyle Convervative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Portfolio and ING LifeStyle Moderate Growth Portfolio, respectively.

•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of forty-six active separate investment series. The four Portfolios included in this report are: ING Retirement Conservative Portfolio (“Conservative”), ING Retirement Growth Portfolio (“Growth”), ING Retirement Moderate Portfolio (“Moderate”) and ING Retirement Moderate Growth Portfolio (“Moderate Growth”), (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust. The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

Each Portfolio is authorized to offer Class ADV and Class I shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC serves as the consultant (“IIM” or the “Consultant”) to the Investment Adviser. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

DSL, IIM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING

Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in underlying funds are recorded at their estimated fair value, as described below. The valuations of the Portfolios’ investments in Underlying Funds are based on the NAVs of the Underlying Funds each business day. Fair value is defined as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the investment adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the period ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio.

The Investment Management Agreement compensates the Investment Adviser at an annual rate of 0.14% of each Portfolio’s average daily net assets invested in Underlying Funds within the ING Funds complex. The Investment Management Agreement compensates the Investment Adviser at an annual rate of 0.24% of each Portfolio’s average daily net assets invested outside of the ING Funds complex and/or in direct investments.

The Investment Adviser has engaged IIM to act as a consultant. IIM will perform tactical asset allocation analysis for the Investment Adviser. DSL pays IIM a fee, computed daily and payable monthly, based on the average daily net assets aggregated among all Portfolios, at the following annual rates: 0.03% on the first $500 million in assets; and 0.025% on the next $500 million — $1 billion in assets; and 0.02% on the next $1 — $2 billion in assets; and 0.01% on assets over $2 billion.

The Investment Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Investment Adviser has accordingly established an Asset Allocation Committee to review IIM’s analysis and determine the asset allocation for each Portfolio.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. The Administrator is entitled to receive from the Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Administrator waived the fee through June 1, 2012. The waiver was discontinued after June 1, 2012.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the period ended June 30, 2012, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$91,890,942	$84,834,338
Growth	345,139,254	502,777,149
Moderate	144,602,983	212,589,440
Moderate Growth	235,913,388	372,521,941

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service and Distribution Plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a service fee of 0.25% and a distribution (12b-1) fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV. IID has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution (12b-1) fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. There is no guarantee that this waiver will continue.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Conservative	$73,552	$52,537	$132,394	$258,483
Growth	488,488	348,918	1,467,586	2,304,992
Moderate	205,895	147,066	496,130	849,091
Moderate Growth	339,093	242,208	936,048	1,517,349

At June 30, 2012, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ING National Trust	Conservative	7.93%

ING USA Annuity and Life Insurance Company	Conservative	87.36%
	Growth	95.42%
	Moderate Growth	94.63%
	Moderate	92.32%

NOTE 7 — OTHER ACCRUED EXPENSES & LIABILITIES

At June 30, 2012, the following Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expense	Amount
Growth	Postage	$237,241
Moderate Growth	Postage	141,497

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	1.02%	0.77%
Growth	1.13%	0.88%
Moderate	1.04%	0.79%
Moderate Growth	1.09%	0.84%

(1)

The operating limits set out above apply at the Portfolio level and include expenses of the Underlying Funds in which the Portfolios invest. The amount of the fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months but only if, after such recoupment, that Portfolio’s expense ratio does not exceed the

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — EXPENSE LIMITATION AGREEMENTS (continued)

percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Investment Adviser on the accompanying Statements of Assets and Liabilities.

As of June 30, 2012, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 10  — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Conservative
Class ADV
6/30/2012	7,127,152	—	—	(7,179,971)	(52,819)	67,454,562	—	—	(67,749,115)	(294,553)
12/31/2011	24,684,863	—	1,513,275	(15,910,328)	10,287,810	223,990,474	—	13,770,806	(144,779,428)	92,981,852
Class I
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	—	—	—	—	—	—	—
Growth
Class ADV
6/30/2012	1,764,572	—	—	(19,737,836)	(17,973,264)	18,992,829	—	—	(213,291,507)	(194,298,678)
12/31/2011	2,447,526	—	3,483,344	(46,397,721)	(40,466,851)	25,924,842	—	37,550,451	(486,821,764)	(423,346,471)
Class I
6/30/2012	387,738	—	—	(392,698)	(4,960)	4,199,412	—	—	(4,221,929)	(22,517)
12/31/2011	417,236	—	51,445	(801,199)	(332,518)	4,395,947	—	557,145	(8,443,858)	(3,490,766)
Moderate
Class ADV
6/30/2012	1,617,830	—	—	(8,796,984)	(7,179,154)	18,290,741	—	—	(99,145,932)	(80,855,191)
12/31/2011	4,719,077	—	2,338,904	(20,790,699)	(13,732,718)	51,308,004	—	25,868,281	(226,734,306)	(149,558,021)
Class I
6/30/2012	290,328	—	—	(307,135)	(16,807)	3,297,190	—	—	(3,509,062)	(211,872)
12/31/2011	369,490	—	30,732	(320,399)	79,823	4,081,707	—	342,663	(3,511,605)	912,765
Moderate Growth
Class ADV
6/30/2012	1,092,737	—	—	(15,527,272)	(14,434,535)	12,115,117	—	—	(171,727,036)	(159,611,919)
12/31/2011	3,375,408	—	3,042,697	(34,597,616)	(28,179,511)	36,577,083	—	33,378,384	(370,690,823)	(300,735,356)
Class I
6/30/2012	181,893	—	—	(139,639)	42,254	2,011,846	—	—	(1,541,931)	469,915
12/31/2011	203,060	—	29,087	(339,161)	(107,014)	2,199,827	—	317,632	(3,654,812)	(1,137,353)

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 11 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The Portfolios did not utilize the line of credit during the six months ended June 30, 2012.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2012. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2011 was as follows:

	Ordinary Income	Long-term Capital Gains
Conservative	$13,451,642	$319,191
Growth	38,107,596	—
Moderate	26,210,944	—
Moderate Growth	33,696,016	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Conservative	$21,563,640	$6,250,616	$35,245,292	$—	—
Growth	104,497,866	—	183,631,772	(1,146,403,341)*	2016
Moderate	57,606,197	—	56,021,777	(160,052,863)	2017
Moderate Growth	77,914,544	—	113,505,457	(488,384,874)	2017

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information. The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS (continued)

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgements by the Adviser or Consultant. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.2911	$0.0304	$0.0932	July 17, 2012	July 13, 2012
Class I	$0.3116	$0.0304	$0.0932	July 17, 2012	July 13, 2012

Growth
Class ADV	$0.2598	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.3089	$—	$—	July 17, 2012	July 13, 2012

Moderate
Class ADV	$0.3609	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.4015	$—	$—	July 17, 2012	July 13, 2012

Moderate Growth
Class ADV	$0.2881	$—	$—	July 17, 2012	July 13, 2012
Class I	$0.3346	$—	$—	July 17, 2012	July 13, 2012

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

ING RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

AFFILIATED INVESTMENT COMPANIES: 100.0%
625,596	ING Australia Index Portfolio - Class I	$5,480,225	0.8
13,038,459	ING BlackRock Inflation Protected Bond Portfolio - Class I	146,943,429	22.7
2,434,765	ING Euro STOXX 50® Index Portfolio - Class I	19,721,597	3.0
1,392,912	ING FTSE 100 Index® Portfolio - Class I	15,280,245	2.4
225,748	ING Hang Seng Index Portfolio - Class I	2,727,031	0.4
1,329,708	ING Japan TOPIX Index Portfolio - Class I	12,033,857	1.9
1,137,579	ING Russell™ Mid Cap Index Portfolio - Class I	13,048,033	2.0
27,318,068	ING U.S. Bond Index Portfolio - Class I	300,225,571	46.4
11,624,524	ING U.S. Stock Index Portfolio - Class I	132,403,323	20.4

	Total Investments in Affiliated Investment Companies (Cost $594,314,223)	$647,863,311	100.0
	Liabilities in Excess of Other Assets	(284,828)	—

	Net Assets	$647,578,483	100.0

Cost for federal income tax purposes is $598,848,260.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$55,638,754
Gross Unrealized Depreciation	(6,623,703)

Net Unrealized Appreciation	$49,015,051

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$647,863,311	$—	$—	$647,863,311

Total Investments, at fair value	$647,863,311	$—	$—	$647,863,311

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

18

ING RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

AFFILIATED INVESTMENT COMPANIES: 100.1%
11,867,540	ING Australia Index Portfolio - Class I	$103,959,647	2.4
46,182,762	ING Euro STOXX 50® Index Portfolio - Class I	374,080,375	8.6
26,421,986	ING FTSE 100 Index® Portfolio - Class I	289,849,184	6.6
4,282,270	ING Hang Seng Index Portfolio - Class I	51,729,818	1.2
25,228,322	ING Japan TOPIX Index Portfolio - Class I	228,316,312	5.2
52,511,538	ING Russell™ Mid Cap Index Portfolio - Class I	602,307,339	13.8
22,034,761	ING Russell™ Small Cap Index Portfolio - Class I	264,196,779	6.1
95,846,038	ING U.S. Bond Index Portfolio - Class I	1,053,347,956	24.2
122,664,828	ING U.S. Stock Index Portfolio - Class I	1,397,152,395	32.0

	Total Investments in Affiliated Investment Companies (Cost $4,081,296,642)	$4,364,939,805	100.1
	Liabilities in Excess of Other Assets	(2,622,178)	(0.1)

	Net Assets	$4,362,317,627	100.0

Cost for federal income tax purposes is $4,108,838,228.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$386,335,065
Gross Unrealized Depreciation	(130,233,488)

Net Unrealized Appreciation	$256,101,577

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$4,364,939,805	$—	$—	$4,364,939,805

Total Investments, at fair value	$4,364,939,805	$—	$—	$4,364,939,805

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

19

ING RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

AFFILIATED INVESTMENT COMPANIES: 100.1%
3,485,784	ING Australia Index Portfolio - Class I	$30,535,467	1.7
20,527,987	ING BlackRock Inflation Protected Bond Portfolio - Class I	231,350,411	12.7
13,565,365	ING Euro STOXX 50® Index Portfolio - Class I	109,879,456	6.0
7,761,051	ING FTSE 100 Index® Portfolio - Class I	85,138,733	4.7
1,257,817	ING Hang Seng Index Portfolio - Class I	15,194,433	0.8
7,408,996	ING Japan TOPIX Index Portfolio - Class I	67,051,415	3.7
12,672,011	ING Russell™ Mid Cap Index Portfolio - Class I	145,347,972	8.0
3,101,580	ING Russell™ Small Cap Index Portfolio - Class I	37,187,938	2.1
59,898,370	ING U.S. Bond Index Portfolio - Class I	658,283,084	36.1
38,850,871	ING U.S. Stock Index Portfolio - Class I	442,511,425	24.3

	Total Investments in Affiliated Investment Companies (Cost $1,732,867,564)	$1,822,480,334	100.1
	Liabilities in Excess of Other Assets	(954,474)	(0.1)

	Net Assets	$1,821,525,860	100.0

Cost for federal income tax purposes is $1,741,295,183.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$117,891,247
Gross Unrealized Depreciation	(36,706,096)

Net Unrealized Appreciation	$81,185,151

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$1,822,480,334	$—	$—	$1,822,480,334

Total Investments, at fair value	$1,822,480,334	$—	$—	$1,822,480,334

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

20

ING RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

AFFILIATED INVESTMENT COMPANIES: 100.1%
6,814,580	ING Australia Index Portfolio - Class I	$59,695,720	2.0
26,519,591	ING Euro STOXX 50® Index Portfolio - Class I	214,808,686	7.1
15,172,438	ING FTSE 100 Index® Portfolio - Class I	166,441,649	5.5
2,458,983	ING Hang Seng Index Portfolio - Class I	29,704,514	1.0
14,485,440	ING Japan TOPIX Index Portfolio - Class I	131,093,236	4.3
31,289,820	ING Russell™ Mid Cap Index Portfolio - Class I	358,894,234	11.9
10,211,585	ING Russell™ Small Cap Index Portfolio - Class I	122,436,900	4.1
93,276,115	ING U.S. Bond Index Portfolio - Class I	1,025,104,503	34.0
79,943,451	ING U.S. Stock Index Portfolio - Class I	910,555,907	30.2

	Total Investments in Affiliated Investment Companies (Cost $2,843,832,066)	$3,018,735,349	100.1
	Liabilities in Excess of Other Assets	(1,689,469)	(0.1)

	Net Assets	$3,017,045,880	100.0

Cost for federal income tax purposes is $2,859,513,548.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$232,266,964
Gross Unrealized Depreciation	(73,045,163)

Net Unrealized Appreciation	$159,221,801

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$3,018,735,349	$—	$—	$3,018,735,349

Total Investments, at fair value	$3,018,735,349	$—	$—	$3,018,735,349

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

21

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-URETADVI	(0612-082212)

Semi-Annual Report

June 30, 2012

ING Investors Trust

■	ING American Funds Asset Allocation Portfolio
■	ING American Funds Bond Portfolio
■	ING American Funds Global Growth and Income Portfolio
■	ING American Funds Growth Portfolio
■	ING American Funds International Growth and Income Portfolio
■	ING American Funds International Portfolio
■	ING American Funds World Allocation Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	9
Financial Highlights	13
Notes to Financial Statements	15
Portfolio of Investments	24
Advisory Contract Approval Discussion	31

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these “risk-on” and “risk-off” periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing (“QE”), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks’ excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it’s quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 27, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region’s index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product (“GDP”) growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its “Operation Twist” program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone’s enduring sovereign debt crisis continued to move markets the most. The European Central Bank’s €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations (“LTRO”) was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another “summit” meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone’s deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs’ recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan’s newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.’s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital Mortgage-Backed Securities Index
An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.

Barclays Capital U.S. Treasury Index
An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012**	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012**
ING American Funds Asset Allocation Portfolio
	$1,000.00	$1,075.90	1.04%	$5.37	$1,000.00	$1,019.69	1.04%	$5.22
ING American Funds Bond Portfolio
	1,000.00	1,028.90	1.02	5.15	1,000.00	1,019.79	1.02	5.12
ING American Funds Global Growth and Income Portfolio
	1,000.00	1,053.20	1.47	7.50	1,000.00	1,017.55	1.47	7.37
ING American Funds Growth Portfolio
	1,000.00	1,079.00	1.13	5.84	1,000.00	1,019.24	1.13	5.67
ING American Funds International Growth and Income Portfolio
	1,000.00	1,059.20	1.59	8.14	1,000.00	1,016.96	1.59	7.97
ING American Funds International Portfolio
	1,000.00	1,041.30	1.32	6.70	1,000.00	1,018.30	1.32	6.62
ING American Funds World Allocation Portfolio*
	1,000.00	1,054.60	0.74	3.78	1,000.00	1,021.18	0.74	3.72

*	Expense ratio does not include expense of underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the master fund, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING American Funds Asset Allocation Portfolio	ING American Funds Bond Portfolio	ING American Funds Global Growth and Income Portfolio	ING American Funds Growth Portfolio
ASSETS:
Investments in master fund at fair value*(1)	$372,938,750	$478,228,617	$9,829,543	$1,953,732,451
Cash	661	85,344	31,252	18,477
Receivables:
Investments in master fund sold	—	—	542	712,071
Fund shares sold	926,389	36,194	—	—
Prepaid expenses	1,831	2,639	30	10,764
Reimbursement due from manager	—	—	1,104	—
Total assets	373,867,631	478,352,794	9,862,471	1,954,473,763
LIABILITIES:
Payable for investments in master fund purchased	911,731	36,194	—	—
Payable for fund shares redeemed	14,658	—	542	712,071
Payable to affiliates	208,617	234,250	5,784	789,144
Payable for trustee fees	1,867	2,360	44	10,302
Other accrued expenses and liabilities	26,733	51,393	3,271	236,050
Total liabilities	1,163,606	324,197	9,641	1,747,567
NET ASSETS	$372,704,025	$478,028,597	$9,852,830	$1,952,726,196
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$285,959,298	$417,515,504	$9,962,542	$1,929,972,331
Undistributed net investment income	5,458,187	13,302,236	180,249	1,199,615
Accumulated net realized gain (loss)	(5,373,770)	11,903,443	(273,024)	20,117,955
Net unrealized appreciation (depreciation)	86,660,310	35,307,414	(16,937)	1,436,295
NET ASSETS	$372,704,025	$478,028,597	$9,852,830	$1,952,726,196
_____________
* Cost of investments in master fund at value	$286,278,440	$442,921,204	$9,846,480	$1,952,296,156

Net assets	$372,704,025	$478,028,597	$9,852,830	$1,952,726,196
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	36,013,955	44,809,692	975,149	37,641,645
Net asset value and redemption price per share	$10.35	$10.67	$10.10	$51.88

_____________
(1)	The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Global Growth and Income, ING American Funds Growth, ING American Funds International, and ING American Funds International Growth and Income are the Class 1 shares of the American Asset Allocation, American Bond, American Global Growth and Income and American International Growth and Income and Class 2 shares for the American Growth and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING American Funds International Growth and Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio
ASSETS:
Investments in master fund at fair value*(1)	$6,616,024	$992,843,344	$—
Investments in underlying funds at fair value**	—	—	182,864,959
Total Investments at fair value	$6,616,024	$992,843,344	$182,864,959
Cash	33,251	38,664	—
Receivables:
Investments in master fund sold	466	563,133	—
Investments in underlying funds sold	—	—	71,824,824
Fund shares sold	—	—	17,296
Prepaid expenses	19	5,732	1,177
Reimbursement due from manager	1,918	—	16,034
Total assets	6,651,678	993,450,873	254,724,290
LIABILITIES:
Payable for investments in underlying funds purchased	—	—	71,382,275
Payable for fund shares redeemed	466	563,133	87
Payable to affiliates	3,904	394,595	118,497
Payable for trustee fees	29	5,284	956
Other accrued expenses and liabilities	3,670	126,831	32,335
Total liabilities	8,069	1,089,843	71,534,150
NET ASSETS	$6,643,609	$992,361,030	$183,190,140
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$6,918,481	$1,260,656,929	$166,004,242
Undistributed net investment income	100,515	11,652,804	2,697,799
Accumulated net realized gain (loss)	(184,979)	(45,992,328)	15,177,164
Net unrealized depreciation	(190,408)	(233,956,375)	(689,065)
NET ASSETS	$6,643,609	$992,361,030	$183,190,140
_____________
* Cost of investments in master fund at value	$6,806,432	$1,226,799,718	$—
** Cost of investments in underlying funds at value	$—	$—	$183,554,025

Net assets	$6,643,609	$992,361,030	$183,190,140
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	688,031	67,897,096	16,348,543
Net asset value and redemption price per share	$9.66	$14.62	$11.21

_____________
(1)	The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Global Growth and Income, ING American Funds Growth, ING American Funds International, and ING American Funds International Growth and Income are the Class 1 shares of the American Asset Allocation, American Bond, American Global Growth and Income and American International Growth and Income and Class 2 shares for the American Growth and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING American Funds Asset Allocation Portfolio	ING American Funds Bond Portfolio	ING American Funds Global Growth and Income Portfolio	ING American Funds Growth Portfolio

INVESTMENT INCOME:
Dividends from master fund(1)	$1,815,630	$2,444,453	$59,791	$5,297,088
Total investment income	1,815,630	2,444,453	59,791	5,297,088
EXPENSES:
Distribution and service fees	1,299,574	1,408,043	30,588	5,122,825
Transfer agent fees	224	298	78	1,074
Administrative service fees	—	—	4,370	—
Shareholder reporting expense	13,832	21,071	2,880	112,000
Professional fees	17,581	24,036	2,411	90,735
Custody and accounting expense	7,870	7,551	141	48,284
Trustee fees	11,200	14,158	264	61,812
Miscellaneous expense	6,074	8,216	1,108	29,444
Total expenses	1,356,355	1,483,373	41,840	5,466,174
Net waived and reimbursed fees	—	—	(4,634)	—
Net expenses	1,356,355	1,483,373	37,206	5,466,174
Net investment income (loss)	459,275	961,080	22,585	(169,086)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,472,309	6,283,776	(95,528)	14,472,784
Net realized gain (loss)	1,472,309	6,283,776	(95,528)	14,472,784
Net change in unrealized appreciation on:
Master fund	24,788,306	5,980,295	438,893	141,894,768
Net change in unrealized appreciation	24,788,306	5,980,295	438,893	141,894,768
Net realized and unrealized gain	26,260,615	12,264,071	343,365	156,367,552
Increase in net assets resulting from operations	$26,719,890	$13,225,151	$365,950	$156,198,466

_____________
(1)	The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Global Growth and Income, ING American Funds Growth, ING American Funds International, and ING American Funds International Growth and Income are the Class 1 shares of the American Asset Allocation, American Bond, American Global Growth and Income and American International Growth and Income and Class 2 shares for the American Growth and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING American Funds International Growth and Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$—	$503,950	$—
Dividends from underlying funds, net of foreign taxes withheld*	—	—	724,787
Total investment income	—	503,950	724,787
EXPENSES:
Investment management fees	—	—	95,112
Distribution and service fees	20,424	2,627,624	570,680
Transfer agent fees	64	569	146
Administrative service fees	2,918	—	95,112
Shareholder reporting expense	2,912	30,608	8,771
Professional fees	2,413	57,290	12,875
Custody and accounting expense	159	19,202	6,243
Trustee fees	176	31,705	5,738
Miscellaneous expense	1,851	15,788	4,354
Total expenses	30,917	2,782,786	799,031
Net waived and reimbursed fees	(6,113)	—	(93,865)
Net expenses	24,804	2,782,786	705,166
Net investment income (loss)	(24,804)	(2,278,836)	19,621
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(64,262)	(20,572,652)	1,035,737
Net realized gain (loss)	(64,262)	(20,572,652)	1,035,737
Net change in unrealized appreciation (depreciation) on:
Master fund	333,531	66,969,128	—
Underlying funds	—	—	9,082,374
Net change in unrealized appreciation (depreciation)	333,531	66,969,128	9,082,374
Net realized and unrealized gain	269,269	46,396,476	10,118,111
Increase in net assets resulting from operations	$244,465	$44,117,640	$10,137,732
_____________
* Foreign taxes withheld	$—	$—	$103
(1)	The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Global Growth and Income, ING American Funds Growth, ING American Funds International, and ING American Funds International Growth and Income are the Class 1 shares of the American Asset Allocation, American Bond, American Global Growth and Income and American International Growth and Income and Class 2 shares for the American Growth and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Funds Asset Allocation Portfolio		ING American Funds Bond Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$459,275	$5,001,985	$961,080	$12,345,845
Net realized gain	1,472,309	777,627	6,283,776	13,220,968
Net change in unrealized appreciation (depreciation)	24,788,306	(2,772,399)	5,980,295	1,399,284
Increase in net assets resulting from operations	26,719,890	3,007,213	13,225,151	26,966,097
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(5,053,489)	—	(13,303,676)
Net realized gains	—	(33,077)	—	(1,625,799)
Total distributions	—	(5,086,566)	—	(14,929,475)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,933,218	18,383,850	27,083,181	52,520,978
Reinvestment of distributions	—	5,086,566	—	14,929,475
	14,933,218	23,470,416	27,083,181	67,450,453
Cost of shares redeemed	(20,193,702)	(31,581,232)	(42,227,340)	(119,016,400)
Net decrease in net assets resulting from capital share transactions	(5,260,484)	(8,110,816)	(15,144,159)	(51,565,947)
Net increase (decrease) in net assets	21,459,406	(10,190,169)	(1,919,008)	(39,529,325)
NET ASSETS:
Beginning of year or period	351,244,619	361,434,788	479,947,605	519,476,930
End of year or period	$372,704,025	$351,244,619	$478,028,597	$479,947,605
Undistributed net investment income at end of year or period	$5,458,187	$4,998,912	$13,302,236	$12,341,156

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Funds Global Growth and Income Portfolio		ING American Funds Growth Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$22,585	$156,339	$(169,086)	$1,392,078
Net realized gain (loss)	(95,528)	(177,496)	14,472,784	38,400,568
Net change in unrealized appreciation (depreciation)	438,893	(455,873)	141,894,768	(135,576,206)
Increase (decrease) in net assets resulting from operations	365,950	(477,030)	156,198,466	(95,783,560)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(4,248,626)
Net realized gains	—	—	—	(166,613)
Total distributions	—	—	—	(4,415,239)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,925,212	9,430,577	7,642,155	28,472,198
Reinvestment of distributions	—	—	—	4,415,239
	3,925,212	9,430,577	7,642,155	32,887,437
Cost of shares redeemed	(1,513,706)	(1,881,225)	(154,388,262)	(361,074,464)
Net increase (decrease) in net assets resulting from capital share transactions	2,411,506	7,549,352	(146,746,107)	(328,187,027)
Net increase (decrease) in net assets	2,777,456	7,072,322	9,452,359	(428,385,826)
NET ASSETS:
Beginning of year or period	7,075,374	3,052	1,943,273,837	2,371,659,663
End of year or period	$9,852,830	$7,075,374	$1,952,726,196	$1,943,273,837
Undistributed net investment income at end of year or period	$180,249	$157,664	$1,199,615	$1,368,701

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Funds International Growth and Income Portfolio		ING American Funds International Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$(24,804)	$118,910	$(2,278,836)	$13,955,479
Net realized (loss)	(64,262)	(115,593)	(20,572,652)	(14,886,323)
Net change in unrealized appreciation (depreciation)	333,531	(523,953)	66,969,128	(177,213,867)
Increase (decrease) in net assets resulting from operations	244,465	(520,636)	44,117,640	(178,144,711)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(19,919,516)
Net realized gains	—	—	—	(6,550,353)
Total distributions	—	—	—	(26,469,869)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,658,511	6,373,528	18,435,679	11,724,787
Reinvestment of distributions	—	—	—	26,469,869
	2,658,511	6,373,528	18,435,679	38,194,656
Cost of shares redeemed	(777,570)	(1,337,712)	(82,856,827)	(225,778,191)
Net increase (decrease) in net assets resulting from capital share transactions	1,880,941	5,035,816	(64,421,148)	(187,583,535)
Net increase (decrease) in net assets	2,125,406	4,515,180	(20,303,508)	(392,198,115)
NET ASSETS:
Beginning of year or period	4,518,203	3,023	1,012,664,538	1,404,862,653
End of year or period	$6,643,609	$4,518,203	$992,361,030	$1,012,664,538
Undistributed net investment income at end of year or period	$100,515	$125,319	$11,652,804	$13,931,640

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Funds World Allocation Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$19,621	$2,655,449
Net realized gain	1,035,737	14,143,103
Net change in unrealized appreciation (depreciation)	9,082,374	(30,987,591)
Increase (decrease) in net assets resulting from operations	10,137,732	(14,189,039)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(2,007,528)
Net realized gains	—	(5,611,953)
Total distributions	—	(7,619,481)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,781,920	14,694,531
Proceeds from shares issued in merger (Note 12)	—	80,131,553
Reinvestment of distributions	—	7,619,481
	1,781,920	102,445,565
Cost of shares redeemed	(15,286,198)	(76,161,080)
Net increase (decrease) in net assets resulting from capital share transactions	(13,504,278)	26,284,485
Net increase (decrease) in net assets	(3,366,546)	4,475,965
NET ASSETS:
Beginning of year or period	186,556,686	182,080,721
End of year or period	$183,190,140	$186,556,686
Undistributed net investment income at end of year or period	$2,697,799	$2,678,178

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses excluding expenses of the master fund (2)(3)		Net investment income (loss) excluding expenses of the master fund (2)(3)	Net assets, end of year or period	Portfolio turnover rate (4)	Expenses including gross expenses of the master fund (2)(3)	Expenses including expenses net of voluntary waivers, if any, of the master fund (2)(3)	Expenses including expenses net of all reductions of the master fund (2)(3)	Portfolio turnover rate of the master fund
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)		(%)	($000’s)	(%)	(%)	(%)	(%)	(%)

ING American Funds Asset Allocation Portfolio
06-30-12	9.62	0.01		0.72	0.73	—	—		—	—	10.35	7.59	0.73		0.25	372,704	4	1.04	1.04	1.04	31
12-31-11	9.67	0.14		(0.05)	0.09	0.14	0.00	*	—	0.14	9.62	0.87	0.73		1.38	351,245	7	1.04	1.04	1.04	43
12-31-10	8.78	0.13		0.90	1.03	0.14	—		—	0.14	9.67	11.96	0.73		1.53	361,435	7	1.04	1.04	1.04	46
12-31-09	7.26	0.17	•	1.50	1.67	0.12	0.03		—	0.15	8.78	23.37	0.74		2.18	314,087	4	1.06	1.06	1.06	41
04-28-08(5)–12-31-08	10.00	0.44	•	(3.18)	(2.74)	—	—		—	—	7.26	(27.40)	0.78		8.32	150,323	9	1.1	1.07	1.07	36
ING American Funds Bond Portfolio
06-30-12	10.37	0.03		0.27	0.30	—	—		—	—	10.67	2.89	0.63		0.41	478,029	6	1.02	1.02	1.02	134
12-31-11	10.12	0.26	•	0.32	0.58	0.29	0.04		—	0.33	10.37	5.72	0.63		2.53	479,948	14	1.01	1.01	1.01	163
12-31-10	9.78	0.25		0.34	0.59	0.25	—		—	0.25	10.12	6.05	0.63		2.48	519,477	26	1.01	1.01	1.01	187
12-31-09	9.02	0.29	•	0.79	1.08	0.32	0.00	*	—	0.32	9.78	12.15	0.63		3.11	501,980	12	1.02	1.02	1.02	125
12-31-08	9.99	1.06	•	(2.03)	(0.97)	0.00 *	—		—	0.00 *	9.02	(9.71)	0.68		11.45	263,131	19	1.08	1.04	1.04	63
11-12-07(5)–12-31-07	10.00	0.41	•	(0.42)	(0.01)	—	—		—	—	9.99	(0.10)	0.52		30.48	1	0 *	0.93	0.89	0.89	57
ING American Funds Global Growth and Income Portfolio
06-30-12	9.59	0.03	•	0.48	0.51	—	—		—	—	10.10	5.32	0.85	†	0.52	9,853	17	1.47	1.47	1.47	12
12-31-11	10.14	0.35	•	(0.90)	(0.55)	—	—		—	—	9.59	(5.42)	0.86	††	3.60	7,075	43	1.47	1.47	1.47	25
12-15-10(5)–12-31-10	10.00	(0.00	)*	0.14	0.14	—	—		—	—	10.14	1.40	0.97	†††	(0.97)	3	—	1.58	1.58	1.58	30
ING American Funds Growth Portfolio
06-30-12	48.08	(0.00	)•	3.80	3.80	—	—		—	—	51.88	7.90	0.53		(0.02)	1,952,726	1	1.13	1.13	1.13	9
12-31-11	50.59	0.03		(2.44)	(2.41)	0.10	0.00	*	—	0.10	48.08	(4.78)	0.53		0.06	1,943,274	2	1.12	1.12	1.12	19
12-31-10	42.90	0.09		7.65	7.74	0.05	—		—	0.05	50.59	18.07	0.53		0.20	2,371,660	5	1.12	1.12	1.12	28
12-31-09	36.46	0.05		12.68	12.73	0.80	5.49		—	6.29	42.90	38.70	0.53		0.13	2,171,272	6	1.13	1.13	1.13	37
12-31-08	71.12	0.18	•	(29.93)	(29.75)	0.47	4.44		—	4.91	36.46	(44.29)	0.53		0.33	1,593,903	16	1.11	1.08	1.08	26
12-31-07	64.29	0.19		7.37	7.56	0.18	0.55		—	0.73	71.12	11.76	0.52		0.31	2,532,008	3	1.1	1.07	1.07	40
ING American Funds International Growth and Income Portfolio
06-30-12	9.12	(0.04	)•	0.58	0.54	—	—		—	—	9.66	5.92	0.85	†	(0.85)	6,644	13	1.59	1.59	1.59	17
12-31-11	10.04	0.38	•	(1.30)	(0.92)	—	—		—	—	9.12	(9.16)	0.85	††	3.97	4,518	46	1.58	1.58	1.58	48
12-15-10(5)–12-31-10	10.00	(0.00	)*	0.04	0.04	—	—		—	—	10.04	0.40	0.97	†††	(0.97)	3	—	1.71	1.71	1.71	31
ING American Funds International Portfolio
06-30-12	14.04	(0.02)		0.60	0.58	—	—		—	—	14.62	4.13	0.53		(0.43)	992,361	2	1.32	1.32	1.32	9
12-31-11	16.74	0.18	•	(2.53)	(2.35)	0.26	0.09		—	0.35	14.04	(14.38)	0.53		1.12	1,012,665	2	1.31	1.31	1.31	24
12-31-10	15.87	0.24		0.79	1.03	0.14	0.02		—	0.16	16.74	6.66	0.53		1.49	1,404,863	6	1.31	1.31	1.31	25
12-31-09	13.99	0.15		5.04	5.19	0.59	2.72		—	3.31	15.87	42.36	0.53		1.08	1,438,513	8	1.32	1.32	1.32	46
12-31-08	26.26	0.29	•	(10.94)	(10.65)	0.38	1.24		—	1.62	13.99	(42.46)	0.54		1.44	990,692	23	1.31	1.26	1.26	52
12-31-07	22.56	0.28	•	4.07	4.35	0.23	0.42		—	0.65	26.26	19.41	0.52		1.15	1,608,774	6	1.29	1.24	1.24	41

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	The gross expense ratios, excluding expenses of the master fund, for ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio were .96% and 1.06%, respectively.
††	The gross expense ratios, excluding expenses of the master fund, for ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio were 1.59% and 1.90%, respectively.
†††	The gross expense ratios, excluding expenses of the master fund, for ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio were 2.25% and 2.26%, respectively.

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/ or recoupments, if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($100’s)	(%)
ING American Funds World Allocation Portfolio
06-30-12	10.63	0.01	0.57	0.58	—	—	—	—	11.21	5.46	0.84	0.74	0.74	0.02	183,190	44
12-31-11	11.65	0.12	(0.77)	(0.65)	0.10	0.27	—	0.37	10.63	(5.87)	0.84	0.74	0.74	1.15	186,557	39
12-31-10	10.75	0.17	1.14	1.31	0.10	0.31	—	0.41	11.65	12.67	0.83	0.79	0.79	1.56	182,081	14
12-31-09	8.02	0.20	2.58	2.78	0.05	—	—	0.05	10.75	34.73	0.91	0.79	0.79	2.13	103,212	28
09-29-08(5)–12-31-08	10.00	0.43	(2.41)	(1.98)	—	—	—	—	8.02	(19.80)	4.56	0.79	0.79	22.00	13,124	7

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.

See Accompanying Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of forty-six active separate investment series. The seven portfolios included in this report are: ING American Funds Asset Allocation Portfolio (“Asset Allocation”), ING American Funds Bond Portfolio (“Bond”), ING American Funds Global Growth and Income Portfolio (“Global Growth and Income”), ING American Funds Growth Portfolio (“Growth”), ING American Funds International Portfolio (“International”), ING American Funds International Growth and Income Portfolio (“International Growth and Income”), and ING American Funds World Allocation Portfolio (“World Allocation”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio (except World Allocation) operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund (“Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. As of June 30, 2012 Asset Allocation, Bond, Global Growth and Income, Growth, International Growth and Income, and International held 3.2%, 5.3%, 0.5%, 8.1%, 2.5%, and 11.5% of the American Asset Allocation Fund, American Bond Fund, American Global Growth and Income Fund, American Growth Fund, American International Growth and Income Fund, and American International Fund, respectively. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.

ING Investments, LLC (“ING Investments”) serves as the investment adviser to Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income. Directed Services LLC (“DSL”) serves as the investment adviser to World Allocation (collectively, the “Investment Advisers”). ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

ING Investments, DSL, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Advisers and their immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in an Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Advisers do not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. Each Portfolio’s investments in Master Funds or underlying funds (“Underlying Funds”) are recorded at their estimated fair value, as described below. The valuation of each Portfolio’s (except World Allocation) investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds’ notes to financial statements, which accompany this report. The valuation of the World Allocation’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the period ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

The Portfolios classify each of their investments in the Master Funds or Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Master Funds or Underlying Funds.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the master fund or underlying funds is recognized on the ex-dividend date and is recorded as dividends in the Statement of Operations. Capital gain distributions received from

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the master fund or underlying funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and related excise tax provisions and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal Income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT, ADMINISTRATIVE FEES AND MASTER FUNDS EXPENSES

ING Investments provides Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income with advisory services, respectively, under a management agreement. Under the terms of the management agreement, during periods when Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income invests all or substantially all of their assets in another investment company, each respective Portfolio pays no management fee. During periods when Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income has not invested all or substantially all of their assets in another investment company, each respective Portfolio pays ING Investments a monthly management fee based on the following annual rates of the average daily net assets:

Portfolio	Fee
Asset Allocation
0.50% of the first $600 million; 0.42% on the next $600 million; 0.36% on the next $800 million; 0.32% on the next $1 billion; 0.28% on the next $2 billion; 0.26% on the next $3 billion; and 0.25% of the amount in excess of $8 billion

Bond	0.48% of the first $600 million; 0.44% of the next $400 million; 0.40% of the next $1 billion; 0.38% of the next $1 billion; and 0.36% of the amount in excess of $3 billion
Global Growth and Income	0.69% of the first $600 million; 0.59% on the next $600 million; 0.53% on the next $800 million; 0.50% on the next $1 billion; and 0.48% of the amount in excess of $3 billion.
Growth
0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion.

International Growth and Income	0.69% of the first $500 million; 0.59% on the next $500 million; and 0.53% of the amount in excess of $1 billion.
International
0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets in excess of $10.5 billion

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT, ADMINISTRATIVE FEES AND MASTER FUNDS EXPENSES (continued)

Because each of Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income invests all of their assets in a Master Fund, each respective Portfolio and its shareholders will bear the fees and expenses of each respective Portfolio and the Master Fund in which it invests, with the result that the respective Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities.

World Allocation has entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates DSL in the amount equal to 0.10% of the Portfolio’s average daily net assets.

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. During periods when Asset Allocation, Bond, Growth and International invest all or substantially all of their assets in another investment company, each respective Portfolio pays no administration fee. During periods when Asset Allocation, Bond, Growth, and International invest directly in investment securities, each respective Portfolio pays the Administrator a monthly administration fee of 0.10% of its average daily net assets.

Investors in Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income should recognize that an investment in each respective Portfolio bears not only a proportionate share of the expenses of such Portfolio (including operating costs and management fees) but also indirectly similar expenses of the Master Funds in which the respective Portfolio invests. These investors also bear the proportionate share of any sales charges incurred by each Portfolio related to the purchase of shares of the mutual fund investments.

For the period ended June 30, 2012, Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income invested substantially all of their assets in their respective master Funds.

For Global Growth and Income, International Growth and Income, and World Allocation, the Administrator receives compensation in the amount equal to 0.10% of the Portfolio’s average daily net assets. IFS has contractually agreed to waive 0.05% of the administrative fee for Global Growth and Income and International Growth and Income. Amounts waived shall not be eligible for recoupment. There is no guarantee that the waiver will continue.

NOTE 4 — INVESTMENTS IN MASTER FUNDS AND UNDERLYING FUNDS

For the period ended June 30, 2012, the cost of purchases and the proceeds from the sales of the Master Funds or Underlying Funds, were as follows:

	Purchases	Sales
Asset Allocation	$15,583,710	$20,388,888
Bond	28,628,455	42,830,532
Global Growth and Income	3,945,929	1,511,073
Growth	12,401,313	159,335,742
International Growth and Income	2,639,059	783,659
International	18,724,630	85,482,196
World Allocation	84,534,559	98,502,744

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each of the Portfolios has entered into a Rule 12b-1 distribution plan (the “Distribution Plan”) with IID. The Distribution Plan provides that each Portfolio shall pay a 12b-1 distribution fee, for distribution services including payments to IID, at an annual rate not to exceed 0.35% of the average daily net assets of Bond and World Allocation, 0.45% of the average daily net assets of Asset Allocation, Global Growth and Income and International Growth and Income, and 0.50% of Growth, and International. In addition, each Master Fund pays 0.25% of average assets annually to ING North America Insurance Company pursuant to a plan of distribution which fees are indirectly borne by Asset Allocation, Bond, Growth, and International.

The Trust has entered into a shareholder service plan (“Shareholder Service Plan”) on behalf of Asset Allocation, Bond, Global Growth and Income, International Growth and Income and World Allocation. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners. Under the Shareholder Service Plan, Asset Allocation, Bond, Global Growth and Income, International Growth and Income and World Allocation make payments to the Distributor at an annual rate of 0.25% of each respective Portfolio’s average daily net assets.

In addition, Class 2 of each Master Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Master Fund Plan”). Under the Master Fund Plan, Class 2 of each Master Fund is authorized to pay a 12b-1 (service) fee as compensation for providing support services that benefit variable

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

product owners. Amounts paid under the Master Fund Plan are used by insurance company contract issuers (including ING affiliated insurance companies) to cover the expenses of certain contract owner services. Shareholders of Growth and International, which invest in Class 2 shares of its corresponding Master Fund, pay only their proportionate share of the Master Fund 12b-1 Plan expenses.

NOTE 6 — EXPENSE LIMITATIONS AGREEMENT

For Global Growth and Income and International Growth and Income, ING Investments has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and Master Fund fees and expenses to 0.85%. The operating expense limit applies only at the Portfolio level and does not limit fees payable by the Master Funds in which each Portfolio invests.

ING Investments may at a later date recoup from each Portfolio management fees waived and other expenses assumed by ING Investments during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by ING Investments of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for each Portfolio. Outstanding reimbursement lances due to each Portfolio, if any, under its respective expense limitation agreement are reflected in Reimbursement Due from ING Investments on the accompanying Statement of Assets and Liabilities. The expense limitation agreement for each Portfolio is contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2012, the cumulative amounts of reimbursed fees that are subject to possible recoupment by ING Investments, and the related expiration dates are as follows:

	June 30,
	2013	2014	2015	Total
International Growth and Income	$—	$15,437	$19,177	$34,614
Global Growth and Income	—	16,434	15,912	32,346

For World Allocation, DSL has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to 0.79%. The operating expense limit applies only at the Portfolio level and does not limit fees payable by the underlying investment companies in which World Allocation invests. DSL has agreed to limit expenses, including fees payable by the underlying investment companies in which World Allocation invests, to 1.21%. There is no guarantee that this expense limit will continue. Fees waived pursuant to this side agreement are not eligible for recoupment.

DSL may at a later date recoup from World Allocation’s management fees waived and other expenses assumed by DSL during the previous 36 months, but only if, after such recoupment, that World Allocation’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by DSL of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Portfolio. Outstanding reimbursement balances due to World Allocation, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from DSL on the accompanying Statement of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2012, the cumulative amounts of reimbursed fees that are subject to possible recoupment by DSL, and the related expiration dates are as follows:

	June 30,
	2013	2014	2015	Total
World Allocation	$37,544	$159,402	$186,513	$383,459

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL and ING Investments until distribution in accordance with the Plan.

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Fund	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Asset Allocation	$—	$—	$208,617	$208,617
Bond	—	—	234,250	234,250
Global Growth and Income	—	386	5,398	5,784
Growth	—	—	789,144	789,144
International Growth and Income	—	260	3,644	3,904
International	—	—	394,595	394,595
World Allocation	14,813	14,813	88,871	118,497

At June 30, 2012, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ING USA Annuity and Life Insurance Company	Asset Allocation	97.32%
	Bond	96.68
	Global Growth and Income	98.56
	Growth	97.15
	International Growth and Income	99.67
	International	96.82
	World Allocation	98.81

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 8 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2012, the following Portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Bond	Postage	$29,320
Global Growth and Income	Postage	7,743
Global Growth and Income	Legal	624
Growth	Postage	119,928
International Growth and Income	Legal	677
International Growth and Income	Postage	7,198
International Growth and Income	Miscellaneous	1,356

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Asset Allocation
6-30-12	1,462,384	—	—	(1,976,110)	(513,726)	14,933,218	—	—	(20,193,702)	(5,260,484)
12-31-11	1,878,355	—	511,213	(3,240,823)	(851,255)	18,383,850	—	5,086,566	(31,581,232)	(8,110,816)
Bond
6-30-12	2,557,264	—	—	(4,017,653)	(1,460,389)	27,083,182	—	—	(42,227,340)	(15,144,158)
12-31-11	5,112,096	—	1,475,244	(11,641,810)	(5,054,470)	52,520,978	—	14,929,475	(119,016,400)	(51,565,947)
Global Growth and Income
6-30-12	387,970	—	—	(150,907)	237,063	3,925,212	—	—	(1,513,705)	2,411,507
12-31-11	937,616	—	—	(199,831)	737,785	9,430,577	—	—	(1,881,225)	7,549,352

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Growth
6-30-12	151,987	—	—	(2,930,229)	(2,778,242)	7,642,154	—	—	(154,388,263)	(146,746,109)
12-31-11	551,918	—	83,149	(7,096,925)	(6,461,858)	28,472,198	—	4,415,239	(361,074,464)	(328,187,027)
International Growth and Income
6-30-12	272,366	—	—	(80,021)	192,345	2,658,511	—	—	(777,570)	1,880,941
12-31-11	638,601	—	—	(143,216)	495,385	6,373,528	—	—	(1,337,712)	5,035,816
International
6-30-12	1,274,216	—	—	(5,528,183)	(4,253,967)	18,435,679	—	—	(82,856,827)	(64,421,148)
12-31-11	801,511	—	1,598,422	(14,160,408)	(11,760,475)	11,724,787	—	26,469,869	(225,778,191)	(187,583,535)
World Allocation
6-30-12	157,453	—	—	(1,354,835)	(1,197,382)	1,781,920	—	—	(15,286,196)	(13,504,276)
12-31-11	1,261,666	6,851,668	656,286	(6,852,015)	1,917,605	14,694,531	80,131,553	7,619,481	(76,161,080)	26,284,485

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The value of your investment in Asset Allocation, Bond, Global Growth and Income, Growth, International, and International Growth and Income changes with the values of the corresponding Master Fund and its investments. World Allocation is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation (World Allocation). Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Master Fund and/or certain Underlying Funds may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Master Fund and/or certain Underlying Funds. Foreign investments may also subject a Master Fund and/or certain Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Master Fund and/or certain Underlying Funds investments.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2012. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2011 was as follows:

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Ordinary Income	Long-term Capital Gains
Asset Allocation	$5,053,489	$33,077
Bond	13,303,676	1,625,799
Growth	4,248,626	166,613
International	19,924,537	6,545,332
World Allocation	2,019,971	5,599,510

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Long-term Capital Loss Carryforward	Expiration
Asset Allocation	$5,000,497	$970,988	$54,054,937	$—	—
Bond	12,343,779	12,096,285	22,850,501	—	—
Global Growth and Income	167,724	—	(643,380)	—	—
Growth	1,394,107	38,717,682	(173,530,984)	—	—
International Growth and Income	126,272	18,712	(664,317)	—	—
International	13,946,628	—	(320,803,524)	(5,541,655)	None
World Allocation	2,654,387	14,441,090	(10,046,080)	—	—

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — REORGANIZATIONS

On January 22, 2011, World Allocation (“Acquiring Portfolio”) acquired all of the net assets of ING Morgan Stanley Global Tactical Asset Allocation Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on January 11, 2011. The purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2012, are as follows:

Net investment income	$2,655,509
Net realized and unrealized loss on investments	($14,768,673)
Net decrease in net assets resulting from operations	($12,113,164)

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since January 22, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 12 — REORGANIZATIONS (continued)

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation (000s)	Portfolio Conversion Ratio
World Allocation	ING Morgan Stanley Global Tactical Asset Allocation Portfolio	$80,132	$183,670	$—	$—	0.7932

The net assets of Asset Allocation after the acquisition were $263,801,557.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Asset Allocation	$0.1383	$—	$0.0269	July 17, 2012	July 13, 2012
Bond	$0.2825	$—	$0.2769	July 17, 2012	July 13, 2012
Global Growth and Income	$0.1609	$0.0103	$—	July 17, 2012	July 13, 2012
Growth	$0.0372	$—	$1.0323	July 17, 2012	July 13, 2012
	$—	$—	$0.0469	July 19, 2012	July 17, 2012
International Growth and Income	$0.1794	$0.0028	$0.0266	July 17, 2012	July 13, 2012
International	$0.2056	$—	$—	July 17, 2012	July 13, 2012
World Allocation	$0.1630	$—	$0.8868	July 17, 2012	July 13, 2012

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize Growth (the “Disappearing Portfolio”) with and into ING Large Cap Growth Portfolio (the “Reorganization”), which is not included in this report. Shareholder approval of the proposed Reorganization was obtained, and the Reorganization took place on July 21, 2012.

On March 8, 2012, the Board of Trustees approved a proposal changing Bond’s current “master-feeder” fund structure to that of a “traditional” fund structure, along with proposed changes to appoint ING Investment Management Co. LLC as the sub-adviser and to change the Portfolio’s name to ING Bond Portfolio. Changes were also proposed to the investment objective, fee structure, and principal investment strategies. Shareholder approval of these changes was obtained, and the changes were implemented effective July 21, 2012.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

23

ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.1%
21,457,926	American Funds Asset Allocation Fund — Class 1 Shares	$372,938,750	100.1
	Total Investments in Master Fund
	(Cost $286,278,440)	$372,938,750	100.1
	Liabilities in Excess of Other Assets	(234,725)	(0.1)
	Net Assets	$372,704,025	100.0

Cost for federal income tax purposes is $294,060,881.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$78,877,869
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$78,877,869

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Master Fund	$372,938,750	$—	$—	$372,938,750
Total Investments, at fair value	$372,938,750	$—	$—	$372,938,750

ˆSee Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

24

ING AMERICAN FUNDS BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.0%
42,396,154	American Funds Bond Fund — Class 1 Shares	$478,228,617	100.0
	Total Investments in Master Fund
	(Cost $442,921,204)	$478,228,617	100.0
	Liabilities in Excess of Other Assets	(200,020)	—
	Net Assets	$478,028,597	100.0

Cost for federal income tax purposes is $449,374,563.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$28,854,054
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$28,854,054

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Master Fund	$478,228,617	$—	$—	$478,228,617
Total Investments, at fair value	$478,228,617	$—	$—	$478,228,617

ˆSee Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

25

ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 99.8%
1,015,449	American Funds Global Growth and Income Fund — Class 1 Shares	$9,829,543	99.8
	Total Investments in Master Fund
	(Cost $9,846,480)	$9,829,543	99.8
	Assets in Excess of Other Liabilities	23,287	0.2
	Net Assets	$9,852,830	100.0

Cost for federal income tax purposes is $10,129,558.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(300,015)
Net Unrealized Depreciation	$(300,015)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Master Fund	$9,829,543	$—	$—	$9,829,543
Total Investments, at fair value	$9,829,543	$—	$—	$9,829,543

ˆSee Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

26

ING AMERICAN FUNDS GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.1%
35,038,243	American Funds Growth Fund — Class 2 Shares	$1,953,732,451	100.1
	Total Investments in Master Fund
	(Cost $1,952,296,156)	$1,953,732,451	100.1
	Liabilities in Excess of Other Assets	(1,006,255)	(0.1)
	Net Assets	$1,952,726,196	100.0

Cost for federal income tax purposes is $1,985,371,373.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(31,638,922)
Net Unrealized Depreciation	$(31,638,922)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Master Fund	$1,953,732,451	$—	$—	$1,953,732,451
Total Investments, at fair value	$1,953,732,451	$—	$—	$1,953,732,451

ˆSee Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

27

ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 99.6%
463,957	American Funds International Growth and Income Fund — Class 1 Shares	$6,616,024	99.6
	Total Investments in Master Fund
	(Cost $6,806,432)	$6,616,024	99.6
	Assets in Excess of Other Liabilities	27,585	0.4
	Net Assets	$6,643,609	100.0

Cost for federal income tax purposes is $7,011,072.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(395,048)
Net Unrealized Depreciation	$(395,048)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Master Fund	$6,616,024	$—	$—	$6,616,024
Total Investments, at fair value	$6,616,024	$—	$—	$6,616,024

ˆSee Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

28

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.0%
62,758,745	American Funds International Fund — Class 2 Shares	$992,843,344	100.0
	Total Investments in Master Fund
	(Cost $1,226,799,718)	$992,843,344	100.0
	Liabilities in Excess of Other Assets	(482,314)	—
	Net Assets	$992,361,030	100.0

Cost for federal income tax purposes is $1,250,677,109.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(257,833,765)
Net Unrealized Depreciation	$(257,833,765)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Master Fund	$992,843,344	$—	$—	$992,843,344
Total Investments, at fair value	$992,843,344	$—	$—	$992,843,344

ˆSee Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

29

ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
UNDERLYING FUNDS: 99.8%
3,675,918		American Funds Insurance Series — Blue Chip Income 7 Growth Fund — Class 1 Shares	$35,803,442	19.5
3,976,524		American Funds Bond Fund — Class 1 Shares	44,855,185	24.5
346,449		American Funds Growth Fund — Class 1 Shares	19,480,839	10.6
814,718		American Funds High-Income Bond Fund — Class 1 Shares	8,994,491	4.9
1,208,126		American Funds International Fund — Class 1 Shares	19,197,122	10.5
1,259,419	@	American Funds International Growth and Income Fund — Class 1 Shares	17,959,314	9.8
1,777,190		American Funds New World Fund — Class 1 Shares	36,574,566	20.0
		Total Investments in Underlying Funds
		(Cost $183,554,025)	$182,864,959	99.8
		Assets in Excess of Other Liabilities	325,181	0.2
		Net Assets	$183,190,140	100.0

@	Non-income producing security

Cost for federal income tax purposes is $183,989,341.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,420,520
Gross Unrealized Depreciation	(3,544,902)
Net Unrealized Depreciation	$(1,124,382)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Underlying Funds	$182,864,959	$—	$—	$182,864,959
Total Investments, at fair value	$182,864,959	$—	$—	$182,864,959

ˆSee Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

30

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT

ING American Funds Bond Portfolio

ING American Funds Bond Portfolio operates in a “master-feeder” structure, in which the Portfolio invests all of its assets in a “master fund” (the “Master Fund”) managed by Capital Research and Management CompanySM. On March 8, 2012, the Board of Trustees of the Portfolio approved a new sub-advisory agreement (“Sub-Advisory Agreement”) for the Portfolio between ING Investments, LLC (“ING Investments”), the Portfolio’s investment adviser, and ING Investment Management Co. LLC (“ING IM”), the Portfolio’s proposed investment sub-adviser, contingent on shareholder approval. The Sub-Advisory Agreement is expected to become effective in July 2012.

In determining whether to approve the Sub-Advisory Agreement with ING IM, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Sub-Advisory Agreement should be approved for the Portfolio. The materials provided to the Board to inform its consideration of whether to approve the Sub-Advisory Agreement included the following: (1) ING IM’s presentation before the Board at its March 8, 2012 meeting; (2) memoranda and related materials provided to the Board in advance of its March 8, 2012 meeting discussing: (a) Management’s rationale for concluding that appointing ING IM as the sub-adviser to the Portfolio would provide a superior solution for shareholders of the Portfolio relative to the current practice of investing all of the Portfolio’s assets in the Master Fund, (b) the performance of ING IM in managing the ING Intermediate Bond Portfolio, which is managed in an investment style that is similar to its proposed management of the Portfolio (with such performance being compared against relevant benchmark indices and Morningstar Category averages), and (c) ING IM’s considerable firm-wide resources, investment philosophy, and the firm’s overall investment process; (3) Fund Analysis and Comparison Tables for the Portfolio that provide information about the performance and projected net expense ratio of the Portfolio as compared with a representative group of variable products mutual funds with similar investment programs to the investment program of the Portfolio as modified in connection with the appointment of ING IM, selected based upon and the performance of the Portfolio’s proposed Selected Peer Group; (4) ING IM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including copies of the form of the Sub-Advisory Agreement; and (6) other information relevant to the Board’s evaluation.

In reaching its decision to engage ING IM, the Board, including a majority of the Independent Trustees, considered a number of factors including, but not limited to, the following: (1) ING Investments’ view with respect to the reputation of ING IM as a manager to other portfolios in the ING Funds complex pursuing an intermediate bond strategy substantially similar to the proposed strategy for the Portfolio; (2) the strength and reputation of ING IM in the industry; (3) the nature and quality of the services to be provided by ING IM under the Sub-Advisory Agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies, and resources of ING IM and their fit among the stable of managers in the ING Funds line-up; (5) the fairness of the compensation under the Sub-Advisory Agreement in light of the services to be provided by ING IM and the projected profitability of ING IM as the sub-adviser to the Portfolio; (6) the costs for the services to be provided by ING IM; (7) the subadvisory fee payable by ING Investments to ING IM; (8) ING IM’s operations and compliance programs, including the policies and procedures intended to assure compliance with the Federal securities laws; (9) the appropriateness of the selection of ING IM in light of the Portfolio’s investment objective and investor base; and (10) ING IM’s Codes of Ethics, which had previously been approved by the Board, and related procedures for complying with those Codes. In addition, in evaluating the Sub-Advisory Agreement and ING Investments’ recommendation that the Board approve this agreement, the Board, including the Independent Trustees, recognized that the appointment of ING IM would result in the Portfolio ceasing to operate under a master-feeder structure, which would trigger a requirement that the Portfolio pay advisory and administrative fees to ING Investments and the Administrator, respectively, in an estimated amount of approximately $595,300 per year combined (based on then current assets), while the Portfolio is not paying such fees currently. The Board also considered that after this change the Portfolio would no longer bear indirectly the advisory fee and other expenses of the Master Fund. The Board also considered that ING IM and ING Investments are under the common control of the ING Groep, and that, therefore, the sub-advisory fees that would be payable by ING Investments to ING IM would not change the overall fees retained by entities in the ING Groep.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed to serve as a sub-adviser to the Portfolio under the Sub-Advisory Agreement; (2) the sub-advisory fee rate payable by ING Investments to ING IM is reasonable in the context of all factors considered by the Board; and (3) ING IM maintains appropriate compliance programs, with this conclusion based upon, among other things, a representation from the Portfolio’s Chief Compliance Officer that ING IM’s compliance policies and procedures are reasonably designed to assure compliance with the federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Sub-Advisory Agreement for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

31

American Funds

®

The right choice for the long term®

Semi-annual report for the six months ended June 30, 2012

American Funds Insurance Series

®

American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For more than 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

The summary investment portfolios (with the exception of Mortgage Fund and Cash Management Fund, which show a complete listing of portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, investment results are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

33

Fellow investors:

Major global stock markets had strong gains in the first three months of 2012 as investors shrugged off concerns about the European debt crisis, slowing growth in China and uncertainty about fiscal problems in the U.S. and the impending presidential election. The confidence was short-lived and the rally ended in April amid a resurgence of these concerns. Many markets had significant declines in May, followed by strong comebacks in June that provided positive six-month returns for most countries in the MSCI ACWI (All Country World Index).

The U.S. stock market, as measured by Standard & Poor’s 500 Composite Index, gained 9.48% for the period, putting it in fourth place for developed countries behind Belgium (+20.19%), Singapore (+14.78%) and Denmark (+14.65%). Not surprisingly, the ACWI’s weakest countries were three of those at the heart of the European crisis: Greece (–17.70%), Portugal (–16.00%) and Spain (–14.54%), while of the two remaining PIIGS countries, Italy was down 3.58% and Ireland bucked the trend with a gain of 4.81%. Overall, the ACWI gained 6.01%.

While the MSCI Emerging Markets Index gain of 4.12% lagged that of its developed counterpart, it’s worth noting that the period’s three strongest gains came from Egypt (+34.45%), Turkey (+28.73%) and the Philippines (+26.61%).

Only four countries in the index lost ground: Indonesia (–3.19%), the Czech Republic (–3.20%), Brazil (–7.54%) and Morocco (–9.58%). China, whose sputtering economy had contributed to investors’ concerns during the period, gained 4.14%. Returns for countries outside the U.S. are calculated in U.S. dollars with dividends reinvested. All the market indexes shown in this report are unmanaged and, therefore, have no expenses.

Apart from April and May, when fixed-income investors sought the safety of higher grade bonds, more speculative higher yielding securities had the best results during the period. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 7.23%, while the Barclays U.S. Aggregate Index, which measures investment-grade bonds, rose 2.37%, with almost all of those gains occurring in April and May.

Similarly, the J.P. Morgan Emerging Markets Bond Index Plus was up 6.91%, compared with a 1.50% gain for the Barclays Global Aggregate Index. The yield on the benchmark 10-year U.S. Treasury note set a new historic low during the period. As of June 30, it was 1.67%, down from 1.89% at the start of the period.

The U.S. dollar gained against all developed-country currencies, except the New Zealand dollar (+3.03%), Singapore

In this report

Letter to investors

Fund results

Fund reviews

Investment portfolios

Growth FundSM

International FundSM

Global Growth and Income FundSM

International Growth and Income FundSM

Asset Allocation FundSM

Bond FundSM

Financial statements

American Funds Insurance Series

34

dollar (+2.36%), British pound (+0.92%), Norwegian krone (+0.40%) and Hong Kong dollar (+0.13%). The euro was down 2.24% and the Japanese yen declined 3.57%. Some developing-country currencies had gains against the dollar, notably the Colombian peso (+8.61%) and Hungarian forint (+7.68%).

We are pleased to report that all the funds in American Funds Insurance Series had gains for the six-month period, with the exception of Cash Management Fund, which has again been hampered by the record low interest rates.

Looking ahead

The major issues that have confronted investors during the past couple of years — the European debt crisis, slowing growth in the major developing economies and the U.S. budget difficulties — are still the major issues facing investors now. That may sound like bad news, but in a way it’s good news because it’s old news. Investors tend to dislike uncertainty more than they dislike bad news. In any case, we will be watching for further progress on the situation in Europe, and note that China recently announced a series of measures to stimulate growth, including cutting interest rates and fuel prices. Of course, we’ll soon know the result of the U.S. presidential election, which — regardless of the winner — should help remove some uncertainty.

Investor concerns over these issues are likely to wax and wane over the coming months, but the funds’ portfolio counselors are confident that our holdings can prosper over the long term. This confidence is fueled by our investment research process, which has been designed to identify companies around the world that can do well in the long run, regardless of macro pressures that will inevitably crop up from time to time. We invite our investors to ignore short-term noise as much as possible, and stay focused on the longer term and their individual investment plans.

Thank you for your continued support. We look forward to reporting to you again at the end of the fiscal year.

Cordially,

Donald D. O’Neal
Vice Chairman of the Board

Alan N. Berro
President

August 8, 2012

James K. Dunton, who became a portfolio counselor for Growth-Income Fund soon after its launch in 1984 and served as an officer of American Funds Insurance Series since 1993, retired on June 30.

The Trustees thank Jim for his outstanding contributions to the series over a long period and wish him well in retirement.

American Funds Insurance Series

35

Total returns for periods ended June 30, 2012

Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

		Cumulative		Average annual			Expense ratios

		6 months	1 year	5 years	10 years	Lifetime
Growth Fund	Class 1	8.32%	–2.05%	–0.25%	7.13%	12.09%	.34%
(since 2/8/84)	Class 2	8.19	–2.29	–0.50	6.86	11.79	.59
	Class 3	8.20	–2.23	–0.43	6.94	11.89	.52

International Fund	Class 1	4.57	–13.74	–2.95	7.17	7.97	.53
(since 5/1/90)	Class 2	4.41	–14.00	–3.20	6.90	7.69	.78
	Class 3	4.40	–13.94	–3.13	6.97	7.77	.71

Global Growth and Income Fund	Class 1	5.87	–2.27	–0.53	—	2.52	.61
(since 5/1/06)	Class 2	5.61	–2.55	–0.78	—	2.26	.86

International Growth and Income Fund	Class 1	6.42	–6.10	—	—	13.92	.73
(since 11/18/08)	Class 2	6.28	–6.30	—	—	13.64	.98

Asset Allocation Fund	Class 1	8.01	3.95	1.47	5.85	7.99	.31
(since 8/1/89)	Class 2	7.90	3.76	1.22	5.59	7.70	.56
	Class 3	7.91	3.80	1.28	5.66	7.79	.49

Bond Fund	Class 1	3.17	6.94	4.13	5.58	5.52	.38
(since 1/2/96)	Class 2	3.06	6.64	3.85	5.32	5.26	.63

Expense ratios are as of the series prospectus dated May 1, 2012. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

American Funds Insurance Series

36

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Objective: To provide growth of capital.

Special characteristics: Seeks to invest in companies that appear to offer superior opportunities for growth. Up to 25% of assets can be invested in companies outside the U.S.

The index is unmanaged and, therefore, has no expenses.

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 8.19% for the six months ended June 30, 2012, while the S&P 500 rose 9.48%.

          The year began with three months of strong gains for most major stock markets before a decline in April and May that was precipitated by worrying news from Europe and weaker economic data in the U.S. and China. A June rally helped markets recover most of the losses.

          The main contributor to the fund’s return was the health care sector, in which several biotechnology holdings had particularly strong results. Holdings in information technology and financials also did well. The fund’s weakest sectors were energy and materials, which have been hurt by lower oil prices and slowing economic growth.

          Outside the U.S., the fund’s best results came from holdings in Spain, India and the Netherlands. Areas of weakness included Canada, Hong Kong and South Africa. Because the uncertainty in Europe has caused a delay in economic recovery, the fund has gradually increased holdings in cash in recent months to 12.0% of assets at June 30, compared with 4.9% a year ago.

          The European credit problems and U.S. election will likely make for uncertain markets in the near term. In this environment, the fund’s portfolio counselors continue to search for and invest in companies with good valuations and accelerating growth prospects.

American Funds Insurance Series

37

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 4.41% for the six months ended June 30, 2012. Its benchmark index, the MSCI ACWI (All Country World Index) ex USA, gained 3.13%.

          The fund realized strong gains from companies in the consumer staples, industrials, health care and utilities sectors. There was less exposure to energy holdings than the index; however, the sector hurt absolute returns. The fund’s relative avoidance of the beleaguered financials sector continued throughout the six-month period. Those holdings were mixed, but experienced slight gains on an absolute basis.

          From a country stance, investments in companies based in China led the way based on strong stock selection in that marketplace. Holdings of companies headquartered in Belgium and Spain helped, while holdings of companies domiciled in Taiwan detracted. Because of the overall positive equity returns for the six months, the fund’s cash position of 8.8% created a slight drag on results.

          Amid continuing uncertainty in worldwide markets — with the fiscal crisis in Europe and ongoing fears tempering global growth expectations in China and other emerging markets — the fund’s portfolio counselors continue to maintain a well-balanced portfolio. They remain committed to analyzing the fundamentals of companies that can navigate the developed and emerging marketplace with superior and innovative products and services.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Country diversification	(percent of net assets)
Europe
United Kingdom	10.4%

Germany	8.4

France	7.9

Switzerland	7.6

Sweden	3.1

Belgium	2.5

Russia	2.3

Ireland	2.2

Other	3.3

47.7

Asia/Pacific Basin
Japan	9.6

China	8.3

South Korea	6.7

India	5.1

Hong Kong	4.4

Indonesia	1.0

Other	3.1

38.2

Other regions
Israel	1.8%

South Africa	1.5

3.3

The Americas
Brazil	1.2

Other	.8

2.0

Short-term securities & other assets less liabilities	8.8

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in the securities of companies outside the U.S., including emerging market and developing countries.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

38

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Country diversification	(percent of net assets)
The Americas
United States	48.1%

Canada	6.0

Mexico	.3

54.4

Europe
United Kingdom	6.2

France	4.6

Switzerland	2.1

Germany	1.9

Netherlands	1.5

Other	1.8

18.1

Asia/Pacific Basin
China	3.6

Australia	3.5

Taiwan	3.2

Japan	2.2

Singapore	1.4

Hong Kong	1.3

Other	2.5

17.7

Other regions
South Africa	1.5

Bonds, short-term securities & other assets less liabilities	8.3

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: Invests primarily in dividend-paying companies around the world that we believe to be relatively resilient during market declines.

The index is unmanaged and, therefore, has no expenses.

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 5.61% for the six months ended June 30, 2012, while the MSCI ACWI (All Country World Index) rose 6.01%.

          Most major markets had strong returns in the first three months of the period before declining in April and May because of fresh fears about the European debt crisis and disappointing economic data from the U.S. and China. A June rally erased some of the losses.

          The fund was helped by strong results from some companies in the consumer discretionary sector, including the largest holding at June 30, Home Depot, and two home building companies, which all benefited from an upturn in the housing market.

          As in the index, the fund’s weakest sectors were materials and energy. Companies in these areas have been hurt by slowing economic growth and falling oil prices.

          At June 30, the fund had about 10% of assets invested in companies in euro zone countries. Although problems in Europe have yet to be resolved, many of these companies derive a substantial portion of their earnings from outside the region and can benefit from the weaker currency.

          Finally, it’s worth pointing out that although the fund slightly lagged the benchmark index for this period, it has outpaced it over longer periods, including one, three and five years and since the fund’s inception in May 2006.

American Funds Insurance Series

39

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Country diversification	(percent of net assets)
Europe
United Kingdom	21.5%

Sweden	7.2

France	4.5

Switzerland	3.4

Germany	3.1

Netherlands	2.0

Russia	1.9

Finland	1.2

Ireland	1.0

Other	3.2

49.0

Asia/Pacific Basin
China	5.3

Taiwan	4.5

Australia	4.3

Hong Kong	4.0

Japan	3.3

Singapore	2.9

Indonesia	1.3

Thailand	1.1

Other	.7

27.4

The Americas
United States	5.2

Other	1.7

6.9

Other regions
Israel	.1

Short-term securities & other assets less liabilities	16.6

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: The fund invests primarily in larger, well-established companies outside the United States, including emerging market and developing countries. The fund focuses on companies with strong earnings that pay dividends.

The index is unmanaged and, therefore, has no expenses.

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 6.28% for the six months ended June 30, 2012, handily outpacing the 3.13% gain of the MSCI ACWI (All Country World Index) ex USA.

          Global stocks rallied for the first three months of the period before concerns about Europe and China led to a selloff in April and May, with a partial recovery in June.

          The fund’s gains in the strong first quarter were driven by holdings in information technology, consumer discretionary and industrial companies, which all lost ground in the second quarter. A defensive positioning helped during the decline, with holdings in the utilities, telecommunication services and consumer staples sectors holding up best in the latter half of the period.

          On a country basis, holdings in the United Kingdom — about 22% of fund assets at June 30 — were the main contributors to results, though the best results came from Russia, Italy and Turkey. Holdings in Greece, Spain, Brazil and Canada were the weakest.

          With the global outlook uncertain, the fund’s portfolio counselors have maintained an emphasis on companies in defensive sectors. They have also increased the fund’s cash holdings.

American Funds Insurance Series

40

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund gained 7.90% for the six months ended June 30, 2012. Its benchmark indexes, the S&P 500 for stocks and the Barclays U.S. Aggregate Index for bonds, rose 9.48% and 2.37%, respectively.

          A global stock market rally in the first quarter fizzled out for much of the second before resuming in June to recover some of the losses.

          All industry sectors except energy had gains for the period. The fund’s strongest returns came from its smallest sector, telecommunication services. The three largest sectors in the fund at June 30 — financials, consumer discretionary and health care — all had double-digit gains. In the fixed-income portfolio, corporate bonds and mortgage-backed securities were the major contributors to results.

          On a country basis, the U.S. had the largest impact on results, though the highest returns came from holdings in South Korea, China and Japan. Investments in Canada, Brazil and Italy were weakest.

          In the current uncertain environment, with the European debt crisis still unresolved, slowing growth in major developing economies and the upcoming U.S. election, the fund’s portfolio counselors continue to maintain an emphasis on equity investments, which accounted for about 74% of net assets at June 30.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Special characteristics: Invests in a diversified portfolio of stocks and bonds. The fund may invest up to 15% of assets in equity securities from outside the United States and up to 25% of debt securities in lower rated bonds.

The indexes are unmanaged and, therefore, have no expenses.

American Funds Insurance Series

41

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 3.06% for the six months ended June 30, 2012, beating the 2.37% gain measured by the Barclays U.S. Aggregate Index.

          After gains in the first quarter, the fund used market strength to sell corporate bonds — particularly in banks and financials — based on concerns about Europe’s fiscal solvency. Corporate holdings that showed the most strength were in commercial banks, media, oil, gas & consumable fuels and real estate investment trusts (REITs).

          As the fund rotated out of corporate issues, it increased exposure to agency mortgage-backed and commercial mortgage-backed securities. Agency-backed mortgages were the biggest positive contributor to fund results.

          With the Federal Reserve pushing interest rates downward, the fund has sought yield through its investments in mortgage-backed securities. Commercial mortgage-backed securities holdings also were additive to results. U.S. Treasuries were a slight positive, but the fund lowered its investments in Treasuries, in which rates continue to be near all-time lows.

          The fund’s portfolio counselors will continue to be extremely disciplined. While there is a temptation to buy riskier assets in search of yield, this can be a mistake when valuations are not sound. We are adapting to market conditions, doing it prudently by moving into well-researched mortgages and other debt issues, while taking on a managed amount of credit risk.

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Objective: To provide as high a level of current income as is consistent with the preservation of capital.

Special characteristics: Invests in nearly every sector of the bond market, with a preference for higher quality issues.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

42

Growth Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Apple	4.12%

Amazon.com	2.67

Wells Fargo	2.35

Intuitive Surgical	2.28

Home Depot	2.04

Chipotle Mexican Grill	1.79

lululemon athletica	1.68

Google	1.65

Berkshire Hathaway	1.56

Wynn Macau	1.53

Common stocks — 88.02%
	Shares	Value (000)	Percent of net assets

Consumer discretionary — 18.25%

Amazon.com, Inc.[1]	2,823,000	$644,632	2.67%

Home Depot, Inc.	9,306,000	493,125	2.04

Chipotle Mexican Grill, Inc.[1]	1,136,400	431,775	1.79

lululemon athletica inc.[1]	6,800,000	405,484	1.68

Wynn Macau, Ltd.[2]	157,313,600	369,910	1.53

Johnson Controls, Inc.	6,499,100	180,090.75

Tiffany & Co.	2,953,000	156,361.65

Harman International Industries, Inc.[3]	3,754,515	148,679.62

Other securities		1,575,283	6.52

		4,405,339	18.25

Financials — 13.22%

Wells Fargo & Co.	16,988,296	568,089	2.35

Berkshire Hathaway Inc., Class A1	3,015	376,709	1.56

American Express Co.	4,000,000	232,840.96

Bank of America Corp.	22,000,000	179,960.75

Onex Corp.	4,280,500	166,200.69

Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	85,134.67
Fairfax Financial Holdings Ltd.	198,600	77,792

Goldman Sachs Group, Inc.	1,532,000	146,858.61

Other securities		1,358,872	5.63

		3,192,454	13.22

Information technology — 12.54%

Apple Inc.[1]	1,705,000	995,720	4.12

Google Inc., Class A1	685,500	397,638	1.65

ASML Holding NV (New York registered)	2,300,000	118,266.96
ASML Holding NV2	2,250,000	114,654

Oracle Corp.	5,695,000	169,141.70

Fidelity National Information Services, Inc.	4,930,263	168,023.70

Other securities		1,063,433	4.41

		3,026,875	12.54

Energy — 11.64%

Suncor Energy Inc.	9,023,393	260,926	1.08

Concho Resources Inc.[1]	2,865,000	243,869	1.01

Pacific Rubiales Energy Corp.	10,632,200	225,155.93

Core Laboratories NV	1,700,000	197,030.82

MEG Energy Corp.[1]	4,590,000	164,512.68

Noble Energy, Inc.	1,845,000	156,493.65

Cobalt International Energy, Inc.[1]	6,490,000	152,515.63

Denbury Resources Inc.[1]	9,810,800	148,241.61

Other securities		1,260,741	5.23

		2,809,482	11.64

American Funds Insurance Series

43

Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Health care — 11.14%

Intuitive Surgical, Inc.[1]	993,000	$549,913	2.28%

Gilead Sciences, Inc.[1]	4,700,000	241,016	1.00

Edwards Lifesciences Corp.[1]	2,275,000	235,008.97

Grifols, SA, Class A1,2	8,575,000	217,503.90

UnitedHealth Group Inc.	3,690,000	215,865.89

Incyte Corp.[1,3]	7,910,000	179,557.74

Regeneron Pharmaceuticals, Inc.[1]	1,471,500	168,075.70

Baxter International Inc.	3,012,100	160,093.66

Other securities		722,762	3.00

		2,689,792	11.14

Industrials — 7.66%

Union Pacific Corp.	2,390,000	285,151	1.18

Stericycle, Inc.[1]	3,000,000	275,010	1.14

Boeing Co.	3,000,000	222,900.92

Other securities		1,066,134	4.42

		1,849,195	7.66

Materials — 7.37%

Barrick Gold Corp.	7,250,000	272,383	1.13

Newmont Mining Corp.	5,430,543	263,436	1.09

Potash Corp. of Saskatchewan Inc.	5,468,212	238,906.99

FMC Corp.	3,000,000	160,440.66

Praxair, Inc.	1,475,000	160,377.66

Other securities		684,494	2.84

		1,780,036	7.37

Consumer staples — 3.98%

Costco Wholesale Corp.	3,215,000	305,425	1.26

Philip Morris International Inc.	2,284,000	199,302.82

Other securities		457,084	1.90

		961,811	3.98

Telecommunication services — 1.38%

CenturyLink, Inc.	4,160,000	164,279.68

Crown Castle International Corp.[1]	2,600,000	152,516.63

Other securities		16,754.07

		333,549	1.38

Utilities — 0.14%

Other securities		33,992.14

Miscellaneous — 0.70%

Other common stocks in initial period of acquisition		168,163.70

Total common stocks (cost: $14,696,626,000)		21,250,688	88.02

American Funds Insurance Series

44

Growth Fund

Short-term securities — 12.10%	Principal amount (000)	Value (000)	Percent of net assets

Fannie Mae 0.10%–0.19% due 9/5–11/16/2012	$686,100	$685,855	2.85%

Federal Home Loan Bank 0.04%–0.165% due 7/9–12/5/2012	607,049	606,892	2.51

U.S. Treasury Bills 0.043%–0.117% due 7/19–8/9/2012	500,000	499,981	2.07

Wal-Mart Stores, Inc. 0.10%–0.11% due 7/9–7/10/2012[4]	240,000	239,993.99

NetJets Inc. 0.14% due 7/10/2012[4]	19,500	19,499.08

Other securities		868,523	3.60

Total short-term securities (cost: $2,920,690,000)		2,920,743	12.10

Total investment securities (cost: $17,617,316,000)		24,171,431	100.12

Other assets less liabilities		(29,092)	(.12)

Net assets		$24,142,339	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2012 (000)

Incyte Corp.[1]	7,910,000	—	—	7,910,000	$—	$179,557

Harman International Industries, Inc.	2,245,000	1,709,515	200,000	3,754,515	322	148,679

KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	27,229

lululemon athletica inc.[1,6]	7,400,000	—	600,000	6,800,000	—	—

					$322	$355,465

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,445,737,000, which represented 10.13% of the net assets of the fund. This amount includes $2,317,719,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $881,655,000, which represented 3.65% of the net assets of the fund.

[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at a cost of $28,495,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $128,018,000, which represented .53% of the net assets of the fund. These securities were acquired from 12/21/2005 to 6/21/2011 at an aggregate cost of $162,324,000.

[6]	Unaffiliated issuer at 6/30/2012.

Key to abbreviation
CAD = Canadian dollars

See Notes to Financial Statements

American Funds Insurance Series

45

International Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Novartis	3.85%

Samsung Electronics	3.79

Bayer	2.64

BP	2.28

Anheuser-Busch InBev	2.19

Ryanair Holdings	1.89

Teva Pharmaceutical Industries	1.79

NetEase	1.75

Nestlé	1.60

MTN Group	1.49

Common stocks — 91.11%
	Shares	Value (000)	Percent of net assets
Health care — 13.21%

Novartis AG1	5,973,613	$333,208	3.85%

Bayer AG1	3,172,401	228,758	2.64

Teva Pharmaceutical Industries Ltd. (ADR)	3,938,000	155,315	1.79

Mindray Medical International Ltd., Class A (ADR)	3,750,000	113,587	1.31

Merck KGaA[1]	679,655	67,824.78

JSC Pharmstandard (GDR)[1,2]	3,805,800	54,294.68
JSC Pharmstandard (GDR)[1,2,3]	307,300	4,384

Other securities		186,370	2.16

		1,143,740	13.21

Financials — 13.18%

AIA Group Ltd.[1]	36,381,700	125,442	1.45

Bank of China Ltd., Class H1	228,632,800	87,484	1.01

Sberbank of Russia (ADR)[1]	7,484,000	81,407.94

Ping An Insurance (Group) Co. of China, Ltd., Class H1	10,056,000	81,149.94

Prudential PLC[1]	6,570,265	76,126.88

Housing Development Finance Corp. Ltd.[1]	6,004,000	70,653.82

Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	53,447.62

Other securities		564,691	6.52

		1,140,399	13.18

Consumer discretionary — 12.75%

Hyundai Motor Co.[1]	553,500	113,549	1.31

British Sky Broadcasting Group PLC[1]	9,594,500	104,715	1.21

Daimler AG1	2,172,000	97,683	1.13

Li & Fung Ltd.[1]	41,314,000	80,168.93

Tata Motors Ltd.[1]	15,092,871	65,886.76

Rakuten, Inc.[1]	5,544,900	57,422.66

Other securities		584,209	6.75

		1,103,632	12.75

Industrials — 11.88%

Ryanair Holdings PLC (ADR)[2]	5,383,105	163,646	1.89

SMC Corp.[1]	693,900	120,097	1.39

Legrand SA1	2,916,500	99,190	1.14

Bureau Veritas SA1	641,348	57,010.66

Jardine Matheson Holdings Ltd.[1]	1,113,600	54,230.63

Other securities		534,135	6.17

		1,028,308	11.88

American Funds Insurance Series

46

International Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 10.15%

Samsung Electronics Co. Ltd.[1]	309,350	$327,980	3.79%

NetEase, Inc. (ADR)[2]	2,569,735	151,229	1.75

Murata Manufacturing Co., Ltd.[1]	1,253,000	65,730.76

HOYA Corp.[1]	2,840,600	62,589.72

Canon, Inc.[1]	1,493,900	59,820.69

Other securities		211,380	2.44

		878,728	10.15

Consumer staples — 9.65%

Anheuser-Busch InBev NV1	2,436,414	189,414	2.19
Anheuser-Busch InBev NV, VVPR STRIPS[1,2]	1,189,792	1

Nestlé SA1	2,325,800	138,737	1.60

Imperial Tobacco Group PLC[1]	3,200,000	123,127	1.42

Pernod Ricard SA1	579,960	62,042.72

L’Oréal SA, non-registered shares[1]	376,000	44,046.69
L’Oréal SA, bonus shares[1]	136,000	15,932

Danone SA1	925,306	57,445.67

Other securities		204,031	2.36

		834,775	9.65

Materials — 6.23%

Linde AG1	814,600	126,880	1.46

ArcelorMittal[1]	4,308,500	66,558.77

Nitto Denko Corp.[1]	1,502,200	64,069.74

Syngenta AG1	170,200	58,103.67

Other securities		223,790	2.59

		539,400	6.23

Telecommunication services — 5.73%

MTN Group Ltd.[1]	7,474,900	129,209	1.49

SOFTBANK CORP.[1]	2,645,000	98,339	1.14

América Móvil, SAB de CV, Series L (ADR)	2,006,000	52,276.60

Other securities		216,222	2.50

		496,046	5.73

Energy — 4.43%

BP PLC[1]	29,414,802	197,084	2.28

Royal Dutch Shell PLC, Class B1	2,003,000	69,905.95
Royal Dutch Shell PLC, Class A1	372,000	12,570

Other securities		103,613	1.20

		383,172	4.43

Utilities — 2.68%

Power Grid Corp. of India Ltd.[1]	58,601,640	119,712	1.38

Other securities		112,333	1.30

		232,045	2.68

Miscellaneous — 1.22%

Other common stocks in initial period of acquisition		105,539	1.22

Total common stocks (cost: $7,057,626,000)		7,885,784	91.11

American Funds Insurance Series

47

International Fund

Bonds, notes & other debt instruments — 0.05%		Value (000)	Percent of net assets
Financials — 0.05%

Other securities		$4,526.05%

Total bonds, notes & other debt instruments (cost: $4,167,000)		4,526.05

Short-term securities — 8.40%	Principal amount (000)

Fannie Mae 0.07%–0.14% due 7/16/2012–1/7/2013	$178,100	178,006	2.06

Federal Home Loan Bank 0.118%–0.18% due 8/1–10/18/2012	111,200	111,174	1.28

U.S. Treasury Bills 0.103%–0.116% due 7/19–10/11/2012	76,800	76,790.89

Freddie Mac 0.05%–0.155% due 7/9–10/15/2012	66,200	66,192.77

Scotiabank Inc. 0.12%–0.145% due 7/10–7/25/2012	66,000	65,996.76

Other securities		228,464	2.64

Total short-term securities (cost: $726,637,000)		726,622	8.40

Total investment securities (cost: $7,788,430,000)		8,616,932	99.56

Other assets less liabilities		38,046.44

Net assets		$8,654,978	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,802,000, an aggregate cost of $32,657,000, and which represented .08% of the net assets of the fund) were acquired from 2/11/1998 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

48

International Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation at 6/30/2012 (000)

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Sales:
Australian dollars	7/10/2012	UBS AG	$10,618	A$11,000	$(628)
Euros	7/18/2012	HSBC Bank	$105,774	€83,950	(480)
Euros	7/24/2012	UBS AG	$199,426	€157,000	703

					$(405)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $7,073,520,000, which represented 81.73% of the net assets of the fund. This amount includes $7,049,763,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $268,553,000, which represented 3.10% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$= Australian dollars
€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

49

Global Growth and Income Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Home Depot	3.88%

Merck	3.22

Taiwan Semiconductor Manufacturing	2.64

Virgin Media	2.06

Newmont Mining	1.97

Verizon	1.81

Yamana Gold	1.56

Kraft Foods	1.55

Agricultural Bank of China	1.40

Marsh & McLennan Companies	1.31

Common stocks — 91.09%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 15.03%

Home Depot, Inc.	1,445,000	$76,571	3.88%

Virgin Media Inc.	1,667,500	40,670	2.06

Comcast Corp., Class A	745,000	23,818	1.21

Amazon.com, Inc.[1]	94,550	21,591	1.09

D.R. Horton, Inc.	1,000,000	18,380.93

Toll Corp.[1]	600,000	17,838.90

Saks Inc.[1]	1,200,000	12,780.65

Other securities		84,942	4.31

		296,590	15.03

Financials — 14.51%

Agricultural Bank of China, Class H2	68,383,000	27,609	1.40

Marsh & McLennan Companies, Inc.	800,000	25,784	1.31

Industrial and Commercial Bank of China Ltd., Class H2	42,145,940	23,567	1.19

Prudential PLC[2]	1,618,689	18,755.95

Macquarie International Infrastructure Fund Ltd.[2]	36,200,164	15,083.76

Wells Fargo & Co.	335,000	11,202.57

Bank of Nova Scotia	200,000	10,361.53

Other securities		153,823	7.80

		286,184	14.51

Industrials — 9.40%

United Continental Holdings, Inc.[1]	900,000	21,897	1.11

Meggitt PLC[2]	3,480,500	21,107	1.07

Union Pacific Corp.	150,000	17,897.91

Lockheed Martin Corp.	200,000	17,416.88

Schneider Electric SA2	268,242	14,946.76

Other securities		92,203	4.67

		185,466	9.40

Consumer staples — 9.01%

Kraft Foods Inc., Class A	790,000	30,510	1.55

Unilever NV, depository receipts[2]	705,000	23,597	1.20

British American Tobacco PLC[2]	339,500	17,280.88

Sysco Corp.	460,000	13,713.69

Anheuser-Busch InBev NV2	175,000	13,605.69

Other securities		79,003	4.00

		177,708	9.01

Information technology — 8.64%

Taiwan Semiconductor Manufacturing Co. Ltd.[1,2]	16,960,000	46,422	2.64
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[1]	400,000	5,584

Apple Inc.[1]	42,900	25,053	1.27

Google Inc., Class A1	40,450	23,464	1.19

International Business Machines Corp.	100,000	19,558.99

Other securities		50,457	2.55

		170,538	8.64

American Funds Insurance Series

50

Global Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Materials — 8.57%

Newmont Mining Corp.	800,000	$38,808	1.97%

Yamana Gold Inc.	2,000,000	30,861	1.56

Barrick Gold Corp.	650,000	24,421	1.24

Dow Chemical Co.	445,000	14,018.71

Nucor Corp.	320,000	12,128.61

Other securities		48,742	2.48

		168,978	8.57

Health care — 7.67%

Merck & Co., Inc.	1,519,544	63,441	3.22

Eli Lilly and Co.	500,000	21,455	1.09

Novartis AG2	303,000	16,901.86

Sonic Healthcare Ltd.[2]	1,285,000	16,758.85

Vertex Pharmaceuticals Inc.[1]	238,877	13,358.68

Other securities		19,411.97

		151,324	7.67

Energy — 6.73%

Royal Dutch Shell PLC, Class B (ADR)	225,000	15,734	1.19
Royal Dutch Shell PLC, Class A (ADR)	115,000	7,755

Chevron Corp.	212,300	22,398	1.14

Crescent Point Energy Corp.	446,000	16,647.84

Other securities		70,289	3.56

		132,823	6.73

Telecommunication services — 6.58%

Verizon Communications Inc.	802,500	35,663	1.81

AT&T Inc.	525,000	18,722.95

Telstra Corp. Ltd.[2]	4,780,000	18,113.92

TalkTalk Telecom Group PLC[2]	5,691,100	16,989.86

Other securities		40,375	2.04

		129,862	6.58

Utilities — 2.97%

Power Assets Holdings Ltd.[2]	2,250,000	16,894.85

GDF SUEZ[2]	667,659	15,930.81

National Grid PLC[2]	1,225,000	12,966.66

Other securities		12,812.65

		58,602	2.97

Miscellaneous — 1.98%

Other common stocks in initial period of acquisition		39,049	1.98

Total common stocks (cost: $1,607,569,000)		1,797,124	91.09

American Funds Insurance Series

51

Global Growth and Income Fund

Convertible securities — 0.63%		Value (000)	Percent of net assets
Other — 0.63%

Other securities		$12,410.63%

Total convertible securities (cost: $8,720,000)		12,410.63

Bonds, notes & other debt instruments — 1.36%

Other — 1.36%

Other securities		26,784	1.36

Total bonds, notes & other debt instruments (cost: $21,238,000)		26,784	1.36

Short-term securities — 6.25%	Principal amount (000)

Freddie Mac 0.12%–0.14% due 9/17/2012–1/9/2013	$45,700	45,680	2.31

Fannie Mae 0.12%–0.14% due 9/19/2012–1/3/2013	20,100	20,088	1.02

Scotiabank Inc. 0.12% due 7/25/2012[3]	14,900	14,899.75

eBay Inc. 0.15% due 9/19/2012[3]	14,500	14,494.73

Variable Funding Capital Company LLC 0.16% due 7/19/2012[3]	10,000	9,999.51

Novartis Securities Investment Ltd. 0.15% due 8/7/2012[3]	10,000	9,998.51

Other securities		8,240.42

Total short-term securities (cost: $123,401,000)		123,398	6.25

Total investment securities (cost: $1,760,928,000)		1,959,716	99.33

Other assets less liabilities		13,231.67

Net assets		$1,972,947	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $1,800,000, an aggregate cost of $2,789,000, and which represented .10% of the net assets of the fund) were acquired on 12/17/2009 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

52

Global Growth and Income Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2012 (000)

Rickmers Maritime[2]	27,420,000	—	—	27,420,000	$329	$6,955

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $695,286,000, which represented 35.24% of the net assets of the fund. This amount includes $693,486,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $58,520,000, which represented 2.97% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

53

International Growth and Income Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Philip Morris International	4.69%

British American Tobacco	3.77

SSE	2.83

BP	2.63

SingTel	2.15

Imperial Tobacco	2.01

NEXT	1.95

National Grid	1.85

H&M	1.63

Quanta Computer	1.63

Common stocks — 79.48%	Shares	Value (000)	Percent of net assets
Consumer staples — 14.54%

Philip Morris International Inc.	145,040	$12,656	4.69%

British American Tobacco PLC[1]	199,500	10,154	3.77

Imperial Tobacco Group PLC[1]	140,900	5,421	2.01

Koninklijke Ahold NV1	197,000	2,441.91

Nestlé SA1	36,750	2,192.81

Other securities		6,346	2.35

		39,210	14.54

Consumer discretionary — 10.32%

NEXT PLC[1]	105,000	5,265	1.95

H & M Hennes & Mauritz AB, Class B1	122,400	4,401	1.63

Isuzu Motors Ltd.[1]	788,000	4,213	1.56

Whitbread PLC[1]	62,500	1,994.74

Li & Fung Ltd.[1]	851,000	1,651.61

Honda Motor Co., Ltd.[1]	23,500	819.30

Other securities		9,507	3.53

		27,850	10.32

Telecommunication services — 9.38%

Singapore Telecommunications Ltd.[1]	2,222,000	5,810	2.15

Elisa Oyj, Class A1	167,000	3,362	1.25

China Communications Services Corp. Ltd., Class H1,2	6,504,800	3,225	1.20

OJSC Mobile TeleSystems (ADR)	117,000	2,012.75

Millicom International Cellular SA (SDR)[1]	19,300	1,821.67

Other securities		9,060	3.36

		25,290	9.38

Utilities — 8.45%

SSE PLC[1]	350,350	7,638	2.83

National Grid PLC[1]	471,700	4,993	1.85

GDF SUEZ[1]	152,016	3,627	1.35

PT Perusahaan Gas Negara (Persero) Tbk[1]	9,159,000	3,460	1.28

Other securities		3,086	1.14

		22,804	8.45

Industrials — 7.66%

Jardine Matheson Holdings Ltd.[1]	81,700	3,979	1.47

Legrand SA1	85,000	2,891	1.07

VINCI SA1	55,100	2,579.96

ASSA ABLOY AB, Class B1	76,000	2,125.79

Ryanair Holdings PLC (ADR)[2]	61,400	1,867.69

Siemens AG1	15,000	1,261.47

Other securities		5,967	2.21

		20,669	7.66

American Funds Insurance Series

54

International Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Financials — 7.03%

Link Real Estate Investment Trust[1]	990,000	$4,048	1.50%

Nordea Bank AB1	420,000	3,636	1.35

Canadian Imperial Bank of Commerce (CIBC)	27,000	1,900.70

Westfield Group[1]	151,500	1,476.55

Other securities		7,889	2.93

		18,949	7.03

Health care — 6.54%

Fresenius SE & Co. KGaA[1]	37,000	3,837	1.42

Mindray Medical International Ltd., Class A (ADR)	126,100	3,819	1.41

Novartis AG1	61,225	3,415	1.27

Sonic Healthcare Ltd.[1]	236,175	3,080	1.14

GlaxoSmithKline PLC[1]	85,600	1,941.72

Other securities		1,554.58

		17,646	6.54

Energy — 5.11%

BP PLC[1]	1,056,551	7,079	2.63

Royal Dutch Shell PLC, Class B1	125,000	4,362	1.62

PTT PCL[1]	162,000	1,657.61

Other securities		680.25

		13,778	5.11

Information technology — 5.08%

Quanta Computer Inc.[1]	1,633,020	4,396	1.63

HTC Corp.[1]	281,000	3,695	1.37

NetEase, Inc. (ADR)[2]	34,400	2,024.75

Other securities		3,575	1.33

		13,690	5.08

Materials — 4.77%

Svenska Cellulosa AB SCA, Class B1	238,800	3,586	1.33

Amcor Ltd.[1]	282,000	2,055.76

Other securities		7,219	2.68

		12,860	4.77

Miscellaneous — 0.60%

Other common stocks in initial period of acquisition		1,626.60

Total common stocks (cost: $198,293,000)		214,372	79.48

Bonds, notes & other debt instruments — 3.96%	Principal amount (000)
Bonds & notes of governments outside the U.S. — 1.59%

United Mexican States Government, Series M30, 10.00% 2036	MXN16,900	1,763.65

Other securities		2,538.94

		4,301	1.59

American Funds Insurance Series

55

International Growth and Income Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Financials — 1.30%

WEA Finance LLC 4.625% 2021[3]	$3,085	$3,269	1.21%

Other securities		246.09

		3,515	1.30

Energy — 0.65%

Shell International Finance BV 5.50% 2040	420	548.20

Other securities		1,202.45

		1,750.65

Telecommunication services — 0.42%

MTS International Funding Ltd. 8.625% 2020[3]	979	1,125.42

Total bonds, notes & other debt instruments (cost: $9,969,000)		10,691	3.96

Short-term securities — 9.27%

Straight-A Funding LLC 0.18% due 9/25/2012[3]	6,500	6,497	2.41

Bank of Nova Scotia 0.08% due 7/2/2012	4,150	4,150	1.54

Siemens Capital Co. LLC 0.12% due 7/13/2012[3]	3,200	3,200	1.19

Freddie Mac 0.07% due 7/17/2012	2,700	2,700	1.00

Jupiter Securitization Co., LLC 0.17% due 7/17/2012[3]	2,500	2,500.93

Federal Home Loan Bank 0.12% due 8/1/2012	2,200	2,200.81

American Honda Finance Corp. 0.15% due 8/16/2012	2,000	1,999.74

Estée Lauder Companies Inc. 0.12% due 7/24/2012[3]	1,750	1,750.65

Total short-term securities (cost: $24,996,000)		24,996	9.27

Total investment securities (cost: $233,258,000)		250,059	92.71

Other assets less liabilities		19,651	7.29

Net assets		$269,710	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $186,399,000, which represented 69.11% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $18,076,000, which represented 6.70% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts
MXN = Mexican pesos

See Notes to Financial Statements

American Funds Insurance Series

56

Asset Allocation Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets

Comcast	2.15%

Merck	2.09

Oracle	2.05

Home Depot	1.89

Kinder Morgan	1.84

Johnson & Johnson	1.76

Gilead Sciences	1.59

Microsoft	1.56

Boeing	1.51

ACE	1.46

Common stocks — 74.07%	Shares	Value (000)	Percent of net assets
Financials — 10.32%

ACE Ltd.	2,320,000	$171,982	1.46%

American Tower Corp.	2,450,000	171,280	1.45

Goldman Sachs Group, Inc.	1,750,000	167,755	1.42

American Express Co.	2,600,000	151,346	1.28

JPMorgan Chase & Co.	2,500,000	89,325.76

Citigroup Inc.	2,750,000	75,377.64

Other securities		390,917	3.31

		1,217,982	10.32

Consumer discretionary — 10.21%

Comcast Corp., Class A	7,950,000	254,161	2.15

Home Depot, Inc.	4,200,000	222,558	1.89

McDonald’s Corp.	1,060,000	93,842.79

VF Corp.	700,000	93,415.79

Amazon.com, Inc.[1]	400,000	91,340.77

DIRECTV, Class A1	1,850,000	90,317.77

Other securities		359,480	3.05

		1,205,113	10.21

Health care — 10.12%

Merck & Co., Inc.	5,900,000	246,325	2.09

Johnson & Johnson	3,075,000	207,747	1.76

Gilead Sciences, Inc.[1]	3,650,000	187,172	1.59

Cardinal Health, Inc.	3,340,000	140,280	1.19

Baxter International Inc.	2,510,000	133,406	1.13

UnitedHealth Group Inc.	1,600,000	93,600.79

Bristol-Myers Squibb Co.	2,500,000	89,875.76

Other securities		95,177.81

		1,193,582	10.12

Information technology — 9.37%

Oracle Corp.	8,130,000	241,461	2.05

Microsoft Corp.	6,000,000	183,540	1.56

Apple Inc.[1]	210,000	122,640	1.04

ASML Holding NV (New York registered)	2,250,000	115,695.98

Texas Instruments Inc.	3,500,000	100,415.85

Other securities		342,020	2.89

		1,105,771	9.37

Energy — 8.94%

Kinder Morgan, Inc.	6,740,000	217,163	1.84

Chevron Corp.	1,525,000	160,887	1.37

Other securities		676,413	5.73

		1,054,463	8.94

American Funds Insurance Series

57

Asset Allocation Fund

Common stocks	Shares	Value (000)	Percent of net assets
Industrials — 6.79%

Boeing Co.	2,400,000	$178,320	1.51%

General Electric Co.	6,050,000	126,082	1.07

Lockheed Martin Corp.	1,300,000	113,204.96

Parker Hannifin Corp.	1,000,000	76,880.65

Other securities		306,568	2.60

		801,054	6.79

Materials — 5.46%

FMC Corp.	2,500,000	133,700	1.13

Dow Chemical Co.	4,080,000	128,520	1.09

LyondellBasell Industries NV, Class A	2,500,000	100,675.86

Rio Tinto PLC[2]	1,681,753	80,320.68

Other securities		200,496	1.70

		643,711	5.46

Consumer staples — 4.48%

Unilever NV (New York registered)	2,930,000	97,715.83

Coca-Cola Co.	1,000,000	78,190.66

Philip Morris International Inc.	870,000	75,916.64

Nestlé SA (ADR)	1,250,000	74,675.63

Other securities		202,255	1.72

		528,751	4.48

Utilities — 3.24%

PG&E Corp.	2,785,000	126,077	1.07

Edison International	1,980,000	91,476.78

FirstEnergy Corp.	1,715,000	84,361.71

Exelon Corp.	2,120,000	79,754.68

		381,668	3.24

Telecommunication services — 0.88%

AT&T Inc.	2,900,000	103,414.88

Miscellaneous — 4.26%

Other common stocks in initial period of acquisition		503,017	4.26

Total common stocks (cost: $7,007,408,000)		8,738,526	74.07

American Funds Insurance Series

58

Asset Allocation Fund

Rights & warrants — 0.01%		Value (000)	Percent of net assets
Consumer discretionary — 0.01%

Other securities		$1,432.01%

Total rights & warrants (cost: $432,000)		1,432.01

Convertible securities — 0.03%

Consumer discretionary — 0.03%

Other securities		3,289.03

Total convertible securities (cost: $1,973,000)		3,289.03

Bonds, notes & other debt instruments — 22.13%	Principal amount (000)
Mortgage-backed obligations[3] — 7.28%

Fannie Mae:
3.50% 2042	$82,483	86,736	5.87
4.50% 2042	88,000	94,435
6.00% 2042	85,000	93,407
0%–7.50% 2021–2047	391,556	418,387

Freddie Mac 2.086%–6.955% 2019–2041[4]	63,067	67,798.58

Other securities		98,149.83

		858,912	7.28

Bonds & notes of U.S. government & government agencies — 6.57%

U.S. Treasury:
1.375% 2013	89,458	90,344	6.15
0.75%–7.25% 2013–2041[5]	542,082	635,628

Freddie Mac 1.00%–1.75% 2015–2017	32,000	32,815.28

Fannie Mae 6.25% 2029	9,575	13,779.12

Other securities		3,044.02

		775,610	6.57

Financials — 1.43%

Murray Street Investment Trust I 4.647% 2017	5,000	5,017.04

American Tower Corp. 4.625% 2015	3,595	3,808.03

Other securities		160,421	1.36

		169,246	1.43

Health care — 1.42%

Cardinal Health, Inc. 5.80% 2016	4,500	5,216.04

Gilead Sciences, Inc. 3.05% 2016	4,300	4,546.04

Other securities		157,183	1.34

		166,945	1.42

Industrials — 1.17%

General Electric Capital Corp. 4.65% 2021	3,000	3,341.03

Other securities		134,958	1.14

		138,299	1.17

American Funds Insurance Series

59

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Consumer discretionary — 1.03%

Comcast Corp. 5.65%–6.95% 2035–2037	$6,875	$8,581.07%

Other securities		112,770.96

		121,351	1.03

Other — 3.23%

Other securities		380,268	3.23

Total bonds, notes & other debt instruments (cost: $2,521,860,000)		2,610,631	22.13

Short-term securities — 6.58%

Freddie Mac 0.08%–0.18% due 7/2/2012–3/15/2013	138,177	138,043	1.17

U.S. Treasury Bills 0.075%–0.147% due 7/26–12/6/2012	106,650	106,626.90

Federal Home Loan Bank 0.11%–0.17% due 7/6–11/14/2012	103,250	103,234.88

Coca-Cola Co. 0.14%–0.17% due 7/20–8/9/2012[6]	74,300	74,291.63

Fannie Mae 0.09%–0.11% due 8/1–8/28/2012	48,600	48,593.41

Merck & Co. Inc. 0.15% due 7/9/2012[6]	24,000	24,000.20

Johnson & Johnson 0.17% due 11/1/2012[6]	23,200	23,184.20

Other securities		258,771	2.19

Total short-term securities (cost: $776,752,000)		776,742	6.58

Total investment securities (cost: $10,308,425,000)		12,130,620	102.82

Other assets less liabilities		(332,648)	(2.82)

Net assets		$11,797,972	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,657,000, an aggregate cost of $7,631,000, and which represented .06% of the net assets of the fund) were acquired from 4/30/2010 to 3/15/2012 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $487,764,000, which represented 4.13% of the net assets of the fund. This amount includes $480,798,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $685,266,000, which represented 5.81% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

60

Bond Fund	unaudited

Summary investment portfolio June 30, 2012

Largest holdings by issuer	Percent of net assets

Fannie Mae	32.05%

U.S. Treasury	20.35

Freddie Mac	5.04

United Mexican States Government	1.03

Federal Home Loan Bank	1.02

Government National Mortgage Assn.	.79

J.P. Morgan Chase Commercial Mortgage Securities Trust	.50

Enbridge Energy Partners	.50

Japanese Government	.45

Prologis	.44

Bonds, notes & other debt instruments — 96.22%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations[1] — 39.56%

Fannie Mae:
3.00% 2027[2]	$190,500	$199,668	31.53%
3.00% 2027	68,887	72,328
3.50% 2027[2]	174,555	184,483
5.00% 2036	65,978	71,772
5.00% 2038	41,484	45,129
6.00% 2038	95,227	105,003
6.00% 2038	68,156	75,118
6.00% 2039	44,185	48,699
4.00% 2041	53,901	57,508
4.00% 2041	49,929	53,255
4.00% 2041	42,609	45,460
3.50% 2042[2]	261,515	274,999
3.50% 2042	141,586	149,569
3.50% 2042	50,050	52,809
3.50% 2042	49,557	52,583
3.50% 2042	37,600	39,673
3.50% 2042	37,500	39,567
6.00% 2042[2]	107,627	118,272
6.00% 2042[2]	107,170	117,787
2.894%–9.719% 2023–2042[2,3]	971,104	1,055,025

Freddie Mac:
5.50% 2038	80,160	87,237	3.64
5.50% 2038	36,897	40,120
0%–5.639% 2018–2041[3]	185,353	202,798

Government National Mortgage Assn. 3.50% 2042[2]	48,598	51,962.57

J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	40,209	45,765.50

Other securities		300,671	3.32

		3,587,260	39.56

Bonds & notes of U.S. government & government agencies — 24.15%

U.S. Treasury:
1.125% 2013	161,048	162,387	20.35
1.25% 2014	177,271	179,930
2.125% 2015	42,250	44,617
0.125% 2016[4]	37,783	39,373
0.875% 2016	59,165	59,773
1.00% 2016	66,200	67,261
7.50% 2016	35,000	45,301
1.00% 2017	181,635	184,200
8.75% 2017	75,000	103,823
8.75% 2020	40,000	63,133
2.00% 2022	147,415	152,493
3.75% 2041	181,701	219,418
0.125%–8.75% 2013–2042[4]	446,755	523,263

Freddie Mac:
2.125% 2012	50,000	50,223	1.40
0.375%–5.00% 2013–2014	75,000	76,364

Federal Home Loan Bank 1.00%–5.50% 2013–2017	88,940	92,755	1.02

Fannie Mae 0.50%–5.375% 2013–2016	45,280	46,822.52

Other securities		78,570.86

		2,189,706	24.15

American Funds Insurance Series

61

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Bonds & notes of governments & government agencies outside the U.S. — 3.98%

United Mexican States Government:
Global 5.95%–6.375% 2013–2040	$15,350	$18,899	1.03%
6.25%–9.50% 2014–2017	MXN914,500	74,828

Other securities		266,818	2.95

		360,545	3.98

Industrials — 2.94%

General Electric Capital Corp. 0.736%–3.35% 2016–2018[3]	$20,750	21,525.24

Other securities		245,434	2.70

		266,959	2.94

Consumer staples — 1.93%

Coca-Cola Co. 1.50%–3.15% 2015–2020	14,395	15,045.17

Wal-Mart Stores, Inc. 5.80% 2018	7,395	9,129.10

Other securities		150,550	1.66

		174,724	1.93

Other — 23.66%

Other securities		2,145,693	23.66

Total bonds, notes & other debt instruments (cost: $8,369,546,000)		8,724,887	96.22

Preferred securities — 0.01%

Financials — 0.01%

Other securities		1,038.01

Total preferred securities (cost: $785,000)		1,038.01

Common stocks — 0.01%

Consumer discretionary — 0.01%

Other securities		510.01

Total common stocks (cost: $1,027,000)		510.01

American Funds Insurance Series

62

Bond Fund

Short-term securities — 18.69%	Principal amount (000)	Value (000)	Percent of net assets

U.S. Treasury Bills 0.06%–0.141% due 7/19–12/6/2012	$419,800	$419,749	4.63%

Federal Home Loan Bank 0.07%–0.18% due 7/2/2012–2/26/2013	232,000	231,904	2.56

Freddie Mac 0.05%–0.13% due 7/9–10/16/2012	155,500	155,477	1.72

Bank of New York Mellon Corp. 0.11% due 7/23/2012[5]	125,000	124,991	1.38

Wal-Mart Stores, Inc. 0.12%–0.14% due 7/23–8/6/2012[5]	99,252	99,243	1.09

Coca-Cola Co. 0.11%–0.15% due 7/11–8/22/2012[5]	84,700	84,691.93

General Electric Capital Corp. 0.14% due 7/10/2012	75,000	74,997.83

Chevron Corp. 0.09% due 7/23/2012[5]	60,900	60,896.67

National Rural Utilities Cooperative Finance Corp. 0.14%–0.15% due 7/23–7/30/2012	55,950	55,945.62

Fannie Mae 0.07%–0.13% due 7/16–10/1/2012	55,700	55,689.61

NetJets Inc. 0.13%–0.14% due 7/9–7/23/2012[5]	54,200	54,195.60

Paccar Financial Corp. 0.12%–0.15% due 7/10–7/23/2012	53,000	52,997.58

Procter & Gamble Co. 0.13% due 7/18/2012[5]	50,000	49,997.55

Straight-A Funding LLC 0.16%–0.17% due 7/20–9/4/2012[5]	44,300	44,288.49

Other securities		129,676	1.43

Total short-term securities (cost: $1,694,726,000)		1,694,735	18.69

Total investment securities (cost: $10,066,084,000)		10,421,170	114.93

Other assets less liabilities		(1,353,645)	(14.93)

Net assets		$9,067,525	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,698,000, which represented .04% of the net assets of the fund. Some of these securities (with an aggregate value of $9,722,000, an aggregate cost of $8,629,000, and which represented .11% of the net assets of the fund) were acquired from 7/17/2009 to 11/17/2010 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

63

Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized (depreciation) appreciation at 6/30/2012 (000)
			Contract amount

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Sales:
Euros	7/20/2012	JPMorgan Chase	$8,483	€6,750	$(60)
Euros	7/23/2012	Citibank	$18,670	€14,700	64
Euros	7/25/2012	Bank of New York Mellon	$7,537	€6,000	(57)
Euros	7/25/2012	UBS AG	$6,309	€5,020	(45)
Euros	7/27/2012	JPMorgan Chase	$3,126	€2,500	(39)
Japanese yen	7/13/2012	UBS AG	$37,867	¥3,008,941	217
Mexican pesos	7/16/2012	UBS AG	$6,406	MXN89,980	(328)
Swedish kronor	7/16/2012	Barclays Bank PLC	$2,010	SKr14,267	(51)
Swedish kronor	7/23/2012	Barclays Bank PLC	$2,709	SKr18,881	(18)

					$(317)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,363,074,000, which represented 15.03% of the net assets of the fund.

Key to abbreviations and symbols
TBA = To be announced
€ = Euros
¥ = Japanese yen
MXN = Mexican pesos
SKr = Swedish kronor

See Notes to Financial Statements

American Funds Insurance Series

64

Financial statements

Statements of assets & liabilities at June 30, 2012

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$246,562	$4,908,469	$3,256,940	$23,815,966	$8,616,932
Affiliated issuers	—	—	59,241	355,465	—
Cash denominated in currencies other than U.S. dollars	—	670	622	—	2,078
Cash	241	159	93	277	121
Unrealized appreciation on open forward currency contracts	—	—	—	—	703
Receivables for:
Sales of investments	1,754	24,689	76,968	86,985	9,410
Sales of fund’s shares	6	8,497	4,886	30,274	20,516
Closed forward currency contracts	—	—	—	—	—
Dividends and interest	324	11,297	3,927	26,217	33,045
Other assets	—	—	—	—	—

	248,887	4,953,781	3,402,677	24,315,184	8,682,805

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	28	—	1,108
Payables for:
Purchases of investments	600	2,391	15,587	88,224	1,085
Repurchases of fund’s shares	297	3,096	14,464	74,328	20,881
Closed forward currency contracts	—	—	—	—	—
Investment advisory services	115	2,084	1,917	6,341	3,399
Distribution services	43	711	499	3,400	1,030
Administrative services	2	39	27	195	69
Trustees’ deferred compensation	1	22	13	303	139
Non-U.S. taxes	—	39	—	—	—
Other	1	37	296	54	116

	1,059	8,419	32,831	172,845	27,827

Net assets at June 30, 2012 (total: $103,833,825)	$247,828	$4,945,362	$3,369,846	$24,142,339	$8,654,978

Investment securities, at cost:
Unaffiliated issuers	$211,475	$3,941,110	$3,034,380	$17,290,168	$7,788,430

Affiliated issuers	—	—	$100,999	$327,148	—

Cash denominated in currencies other than U.S. dollars, at cost	—	$670	$622	—	$2,078

Net assets consist of:
Capital paid in on shares of beneficial interest	$234,955	$4,514,841	$3,526,533	$20,464,952	$9,046,462
Undistributed (distributions in excess of) net investment income	725	29,404	(41,178)	48,330	80,565
(Accumulated) undistributed net realized (loss) gain	(22,939)	(566,150)	(296,575)	(2,925,073)	(1,299,586)
Net unrealized appreciation	35,087	967,267	181,066	6,554,130	827,537

Net assets at June 30, 2012	$247,828	$4,945,362	$3,369,846	$24,142,339	$8,654,978

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $39,346,628)	$29,959	$1,358,533	$875,913	$7,237,996	$3,433,278
Shares outstanding	2,364	64,243	48,229	128,726	216,112
Net asset value per share	$12.67	$21.15	$18.16	$56.23	$15.89
Class 2:
Net assets (total: $63,994,515)	$217,869	$3,586,829	$2,493,933	$16,716,081	$5,179,674
Shares outstanding	17,286	170,741	139,470	299,817	327,374
Net asset value per share	$12.60	$21.01	$17.88	$55.75	$15.82
Class 3:
Net assets (total: $492,682)	—	—	—	$188,262	$42,026
Shares outstanding	—	—	—	3,347	2,644
Net asset value per share	—	—	—	$56.25	$15.89

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

65

unaudited

(dollars and shares in thousands, except per-share amounts)

New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$2,238,644	$4,707,415	$1,952,761	$23,247,067	$250,059		$12,130,620	$133,659		$10,421,170	$2,499,468
—	—	6,955	199,417	—		—	—		—	—
2,368	—	608	87	164		—	7		—	—
207	53	249	64	94		4,830	118		2,276	98
—	—	—	—	—		—	3		281	238

1,481	—	11,544	23,812	416		123,230	2,592		928,804	67,994
15,355	37,728	150	5,594	17,990		6,873	87		5,002	1,352
5	—	—	—	—		—	—	*	21	139
10,843	8,934	7,313	40,481	1,242		42,644	659		64,503	24,424
118	—	—	—	—		—	—		—	—

2,269,021	4,754,130	1,979,580	23,516,522	269,965		12,308,197	137,125		11,422,057	2,593,713

35	—	—	—	—		—	14		598	2,329

3,492	64,575	3,126	30,703	—		466,835	6,465		2,339,436	208,099
1,709	5,235	2,167	20,136	70		39,300	58		10,596	2,810
76	—	—	—	—		—	5		—	127
1,318	1,535	943	5,076	137		2,774	68		2,748	1,031
263	689	361	2,699	42		1,053	20		1,041	342
18	37	16	187	2		94	1		75	19
7	15	5	348	—	*	90	—	*	30	4
572	—	—	—	—		—	—		—	—
69	1	15	17	4		79	1		8	29

7,559	72,087	6,633	59,166	255		510,225	6,632		2,354,532	214,790

$2,261,462	$4,682,043	$1,972,947	$23,457,356	$269,710		$11,797,972	$130,493		$9,067,525	$2,378,923

$1,907,826	$3,990,889	$1,745,049	$18,763,205	$233,258		$10,308,425	$132,026		$10,066,084	$2,427,803

—	—	$15,879	$216,107	—		—	—		—	—

$2,368	—	$608	$87	$164		—	$7		—	—

$1,991,357	$4,495,883	$2,313,606	$21,301,447	$260,207		$10,267,152	$128,889		$8,580,757	$2,268,026
6,504	48,364	15,882	200,150	4,131		113,318	1,101		100,971	21,838
(66,594)	(578,728)	(555,309)	(2,511,367)	(11,423)		(404,701)	(1,116)		31,107	19,692
330,195	716,524	198,768	4,467,126	16,795		1,822,203	1,619		354,690	69,367

$2,261,462	$4,682,043	$1,972,947	$23,457,356	$269,710		$11,797,972	$130,493		$9,067,525	$2,378,923

$939,235	$1,249,361	$166,058	$9,894,960	$55,648		$6,577,718	$29,547		$3,996,711	$720,322
45,639	128,267	17,162	274,840	3,903		378,503	3,021		354,328	59,535
$20.58	$9.74	$9.68	$36.00	$14.26		$17.38	$9.78		$11.28	$12.10

$1,322,227	$3,432,682	$1,806,889	$13,391,389	$214,062		$5,182,523	$100,946		$5,070,814	$1,658,601
64,798	355,415	187,277	374,519	15,069		300,543	10,343		454,826	137,759
$20.41	$9.66	$9.65	$35.76	$14.21		$17.24	$9.76		$11.15	$12.04

—	—	—	$171,007	—		$37,731	—		—	—
—	—	—	4,748	—		2,171	—		—	—
—	—	—	$36.02	—		$17.38	—		—	—

American Funds Insurance Series

66

Statements of assets & liabilities at June 30, 2012	unaudited

(dollars and shares in thousands, except per-share amounts)

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,899,835	$137,965		$4,864,189	$554,487
Affiliated issuers	—	—		—	—
Cash denominated in currencies other than U.S. dollars	—	—		—	—
Cash	68	124		137	143
Unrealized appreciation on open forward currency contracts	—	—		—	—
Receivables for:
Sales of investments	4,342	4,738		175,234	—
Sales of fund’s shares	4,228	445		1,203	7
Closed forward currency contracts	—	—		—	—
Dividends and interest	36,336	289		16,094	—
Other assets	—	—		—	—

	1,944,809	143,561		5,056,857	554,637

Liabilities:
Unrealized depreciation on open forward currency contracts	65	—		—	—
Payables for:
Purchases of investments	3,553	27,410		1,199,541	—
Repurchases of fund’s shares	3,236	39		4,647	3,375
Closed forward currency contracts	—	—		—	—
Investment advisory services	726	39		1,042	145
Distribution services	224	8		422	99
Administrative services	16	1		32	4
Trustees’ deferred compensation	34	—	*	32	15
Non-U.S. taxes	—	—		—	—
Other	117	—	*	1	—	*

	7,971	27,497		1,205,717	3,638

Net assets at June 30, 2012 (total: $103,833,825)	$1,936,838	$116,064		$3,851,140	$550,999

Investment securities, at cost:
Unaffiliated issuers	$1,900,118	$136,695		$4,754,256	$554,477

Affiliated issuers	—	—		—	—

Cash denominated in currencies other than U.S. dollars, at cost	—	—		—	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,005,910	$113,700		$3,662,557	$552,295
Undistributed (distributions in excess of) net investment income	66,938	16		14,483	(1,306)
(Accumulated) undistributed net realized (loss) gain	(135,660)	1,078		64,167	—
Net unrealized (depreciation) appreciation	(350)	1,270		109,933	10

Net assets at June 30, 2012	$1,936,838	$116,064		$3,851,140	$550,999

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $39,346,628)	$827,207	$78,111		$1,809,873	$66,198
Shares outstanding	74,922	7,416		141,456	5,832
Net asset value per share	$11.04	$10.53		$12.79	$11.35
Class 2:
Net assets (total: $63,994,515)	$1,089,887	$37,953		$2,019,886	$472,270
Shares outstanding	99,896	3,611		159,471	42,177
Net asset value per share	$10.91	$10.51		$12.67	$11.20
Class 3:
Net assets (total: $492,682)	$19,744	—		$21,381	$12,531
Shares outstanding	1,786	—		1,671	1,111
Net asset value per share	$11.06	—		$12.80	$11.28

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

67

Statements of operations for the six months ended June 30, 2012	unaudited

(dollars in thousands)

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$1,644		$58,470		$19,866	$140,190	$144,400
Interest	109		158		2,008	1,351	1,077

	1,753		58,628		21,874	141,541	145,477

Fees and expenses[3]:
Investment advisory services	709		13,343		12,296	41,146	22,103
Distribution services — Class 2	268		4,604		3,253	21,857	6,743
Distribution services — Class 3	—		—		—	178	40
Transfer agent services	—	[4]	—	[4]	— [4]	1	— [4]
Administrative services	12		252		174	1,274	447
Reports to shareholders	2		128		89	824	236
Registration statement and prospectus	—	[4]	12		13	89	31
Trustees’ compensation	1		27		18	143	52
Auditing and legal	6		7		34	13	11
Custodian	14		276		335	431	1,158
State and local taxes	3		58		49	174	90
Other	1		8		5	38	17

Total fees and expenses	1,016		18,715		16,266	66,168	30,928

Net investment income	737		39,913		5,608	75,373	114,549

Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[2]	861		126,209		64,723	598,610	(81,662)
Forward currency contracts	—		—		(83)	—	2,995
Currency transactions	1		(555)		(494)	118	(1,214)

	862		125,654		64,146	598,728	(79,881)

Net unrealized appreciation (depreciation) on:
Investments	24,956		269,369		138,943	1,364,423	359,294
Forward currency contracts	—		—		72	—	(368)
Currency translations	—		114		441	19	(136)

	24,956		269,483		139,456	1,364,442	358,790

Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency	25,818		395,137		203,602	1,963,170	278,909

Net increase in net assets resulting from operations	$26,555		$435,050		$209,210	$2,038,543	$393,458

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

68

Statements of operations for the six months ended June 30, 2012

	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$23,340	$62,896	$32,443	$247,811	$5,449
Interest	7,706	201	1,780	4,885	290

	31,046	63,097	34,223	252,696	5,739

Fees and expenses[3]:
Investment advisory services	8,445	9,504	6,001	32,053	855
Distribution services — Class 2	1,735	4,344	2,317	17,033	263
Distribution services — Class 3	—	—	—	158	—
Transfer agent services	— [4]	— [4]	— [4]	1	— [4]
Administrative services	115	231	101	1,190	12
Reports to shareholders	56	81	32	784	2
Registration statement and prospectus	12	21	4	80	6
Trustees’ compensation	12	24	11	136	1
Auditing and legal	15	2	7	12	2
Custodian	386	5	93	120	32
State and local taxes	33	34	24	135	3
Other	4	6	4	35	1

Total fees and expenses	10,813	14,252	8,594	51,737	1,177

Net investment income (loss)	20,233	48,845	25,629	200,959	4,562

Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments[2]	(3,918)	114,379	25,479	865,309	(5)
Forward currency contracts	373	—	—	—	—
Currency transactions	(523)	(2)	(229)	(215)	(15)

	(4,068)	114,377	25,250	865,094	(20)

Net unrealized appreciation (depreciation) on:
Investments	88,953	207,948	61,700	871,075	10,220
Forward currency contracts	(71)	—	—	—	—
Currency translations	71	(2)	(14)	(617)	4

	88,953	207,946	61,686	870,458	10,224

Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	84,885	322,323	86,936	1,735,552	10,204

Net increase (decrease) in net assets resulting from operations	$105,118	$371,168	$112,565	$1,936,511	$14,766

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

69

unaudited

(dollars in thousands)

Asset Allocation Fund		Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

$84,657		$1,254	$48	$19	$420	$—		$—	$—
54,871		474	128,432	35,929	76,602	270		23,871	274

139,528		1,728	128,480	35,948	77,022	270		23,871	274

17,164		392	16,947	6,232	4,462	201		6,290	902
6,642		112	6,300	2,105	1,368	38		2,523	606
35		—	—	—	19	—		19	10
—	[4]	— [4]	— [4]	— [4]	— [4]	—	[4]	— [4]	—	[4]
587		6	462	118	96	5		192	28
370		1	237	38	32	1		57	9
51		13	32	52	10	9		32	1
63		1	51	12	11	—	[4]	21	4
4		2	3	1	1	—	[4]	1	—	[4]
135		12	50	177	6	—	[4]	6	1
68		— [4]	70	21	17	—	[4]	23	4
18		— [4]	15	5	4	—	[4]	6	1

25,137		539	24,167	8,761	6,026	254		9,170	1,566

114,391		1,189	104,313	27,187	70,996	16		14,701	(1,292)

262,292		(924)	130,052	10,844	5,741	1,090		65,908	—
—		103	4,177	11,816	616	—		—	—
727		(35)	(1,036)	(1,992)	(43)	—		—	—

263,019		(856)	133,193	20,668	6,314	1,090		65,908	—

504,465		4,368	45,102	24,521	38,117	616		(23,451)	3
—		(85)	(1,705)	(6,998)	(514)	—		—	—
20		(3)	177	860	30	—		—	—

504,485		4,280	43,574	18,383	37,633	616		(23,451)	3

767,504		3,424	176,767	39,051	43,947	1,706		42,457	3

$881,895		$4,613	$281,080	$66,238	$114,943	$1,722		$57,158	$(1,289)

American Funds Insurance Series

70

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund

	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011

Operations:
Net investment income	$737	$897	$39,913	$63,168	$5,608	$5,940
Net realized gain (loss) on investments, forward currency contracts and currency transactions	862	2,342	125,654	169,353	64,146	118,284
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	24,956	(21,570)	269,483	(691,852)	139,456	(872,616)

Net increase (decrease) in net assets resulting from operations	26,555	(18,331)	435,050	(459,331)	209,210	(748,392)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(26)	(191)	(767)	(21,349)	(11,199)	(13,077)
Class 2	(190)	(882)	(514)	(51,249)	(31,057)	(38,284)
Class 3	—	—	—	—	—	—

Total dividends from net investment income	(216)	(1,073)	(1,281)	(72,598)	(42,256)	(51,361)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(216)	(1,073)	(1,281)	(72,598)	(42,256)	(51,361)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	1,271	4,509	63,500	292,157	85,122	260,759
Proceeds from reinvestment of dividends and distributions	26	191	767	21,349	11,199	13,077
Cost of shares repurchased	(1,715)	(5,708)	(99,505)	(126,381)	(54,153)	(112,847)

Net (decrease) increase from Class 1 transactions	(418)	(1,008)	(35,238)	187,125	42,168	160,989

Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	7,327	31,034	31,282	126,562	56,194	190,502
Proceeds from reinvestment of dividends and distributions	190	882	514	51,249	31,057	38,284
Cost of shares repurchased	(15,082)	(29,592)	(297,362)	(555,330)	(171,215)	(352,259)

Net (decrease) increase from Class 2 transactions	(7,565)	2,324	(265,566)	(377,519)	(83,964)	(123,473)

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net decrease from Class 3 transactions	—	—	—	—	—	—

Net (decrease) increase in net assets resulting from capital share transactions	(7,983)	1,316	(300,804)	(190,394)	(41,796)	37,516

Total increase (decrease) in net assets	18,356	(18,088)	132,965	(722,323)	125,158	(762,237)
Net assets:
Beginning of period	229,472	247,560	4,812,397	5,534,720	3,244,688	4,006,925

End of period	$247,828	$229,472	$4,945,362	$4,812,397	$3,369,846	$3,244,688

Undistributed (distributions in excess of) net investment income	$725	$204	$29,404	$(9,228)	$(41,178)	$(4,530)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	101	360	3,011	13,872	4,531	13,074
Shares issued on reinvestment of dividends and distributions	2	17	36	1,111	616	656
Shares repurchased	(141)	(475)	(4,666)	(5,879)	(2,899)	(5,493)

Net (decrease) increase in shares outstanding	(38)	(98)	(1,619)	9,104	2,248	8,237

Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	598	2,518	1,510	6,147	3,060	9,954
Shares issued on reinvestment of dividends and distributions	15	78	25	2,670	1,736	1,881
Shares repurchased	(1,224)	(2,441)	(14,087)	(26,120)	(9,137)	(17,409)

Net (decrease) increase in shares outstanding	(611)	155	(12,552)	(17,303)	(4,341)	(5,574)

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net decrease in shares outstanding	—	—	—	—	—	—

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

71

(dollars and shares in thousands)

Growth Fund		International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund

Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011

$75,373	$170,225	$114,549	$182,485	$20,233	$34,813	$48,845	$82,473	$25,629	$57,228

598,728	1,310,098	(79,881)	68,099	(4,068)	59,342	114,377	47,848	25,250	64,461

1,364,442	(2,508,429)	358,790	(1,610,909)	88,953	(441,321)	207,946	(171,752)	61,686	(227,677)

2,038,543	(1,028,106)	393,458	(1,360,325)	105,118	(347,166)	371,168	(41,431)	112,565	(105,988)

(22,410)	(69,488)	(3,235)	(74,656)	(938)	(17,417)	(4,432)	(19,601)	(1,011)	(4,976)
(45,356)	(112,195)	(2,625)	(104,617)	(782)	(26,091)	(11,378)	(60,348)	(10,325)	(52,341)
(526)	(1,419)	(27)	(910)	—	—	—	—	—	—

(68,292)	(183,102)	(5,887)	(180,183)	(1,720)	(43,508)	(15,810)	(79,949)	(11,336)	(57,317)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

(68,292)	(183,102)	(5,887)	(180,183)	(1,720)	(43,508)	(15,810)	(79,949)	(11,336)	(57,317)

—	—	—	—	—	—	—	—	—	—
163,832	1,455,614	172,026	733,782	113,537	282,080	231,341	457,400	9,657	24,368
22,410	69,488	3,235	74,656	938	17,417	4,432	19,601	1,011	4,976
(986,795)	(1,739,435)	(204,482)	(401,623)	(38,690)	(108,841)	(61,488)	(129,524)	(14,096)	(25,399)

(800,553)	(214,333)	(29,221)	406,815	75,785	190,656	174,285	347,477	(3,428)	3,945

—	—	—	—	—	—	—	—	—	—
107,563	377,625	130,678	261,585	28,594	77,973	33,159	87,090	19,303	75,640
45,356	112,195	2,625	104,617	782	26,091	11,378	60,348	10,325	52,341
(1,480,533)	(2,853,936)	(400,236)	(822,667)	(123,093)	(241,474)	(224,206)	(392,846)	(154,473)	(269,548)

(1,327,614)	(2,364,116)	(266,933)	(456,465)	(93,717)	(137,410)	(179,669)	(245,408)	(124,845)	(141,567)

363	3,187	256	600	—	—	—	—	—	—
526	1,419	27	910	—	—	—	—	—	—
(16,627)	(37,540)	(3,730)	(10,300)	—	—	—	—	—	—

(15,738)	(32,934)	(3,447)	(8,790)	—	—	—	—	—	—

(2,143,905)	(2,611,383)	(299,601)	(58,440)	(17,932)	53,246	(5,384)	102,069	(128,273)	(137,622)

(173,654)	(3,822,591)	87,970	(1,598,948)	85,466	(337,428)	349,974	(19,311)	(27,044)	(300,927)

24,315,993	28,138,584	8,567,008	10,165,956	2,175,996	2,513,424	4,332,069	4,351,380	1,999,991	2,300,918

$24,142,339	$24,315,993	$8,654,978	$8,567,008	$2,261,462	$2,175,996	$4,682,043	$4,332,069	$1,972,947	$1,999,991

$48,330	$41,249	$80,565	$(28,097)	$6,504	$(12,009)	$48,364	$15,329	$15,882	$1,589

—	—	—	—	—	—	—	—	—	—
2,896	26,314	10,650	42,357	5,425	12,763	23,926	49,552	1,000	2,466
397	1,339	205	4,942	46	874	455	2,244	105	547
(17,179)	(31,294)	(12,550)	(22,899)	(1,842)	(4,907)	(6,386)	(14,425)	(1,462)	(2,639)

(13,886)	(3,641)	(1,695)	24,400	3,629	8,730	17,995	37,371	(357)	374

—	—	—	—	—	—	—	—	—	—
1,904	6,924	8,173	15,757	1,394	3,627	3,520	9,574	2,014	7,766
811	2,158	167	6,932	38	1,308	1,178	6,956	1,080	5,765
(26,082)	(51,994)	(24,499)	(47,098)	(5,881)	(10,997)	(23,367)	(42,812)	(15,998)	(27,720)

(23,367)	(42,912)	(16,159)	(24,409)	(4,449)	(6,062)	(18,669)	(26,282)	(12,904)	(14,189)

6	58	16	33	—	—	—	—	—	—
10	27	2	60	—	—	—	—	—	—
(289)	(689)	(228)	(602)	—	—	—	—	—	—

(273)	(604)	(210)	(509)	—	—	—	—	—	—

American Funds Insurance Series

72

Statements of changes in net assets

	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund

	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011

Operations:
Net investment income (loss)	$200,959	$391,142	$4,562	$6,769	$114,391	$236,655
Net realized gain (loss) on investments, forward currency contracts and currency transactions	865,094	778,600	(20)	(11,416)	263,019	445,247
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	870,458	(1,540,187)	10,224	(16,749)	504,485	(525,185)

Net increase (decrease) in net assets resulting from operations	1,936,511	(370,445)	14,766	(21,396)	881,895	156,717

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(34,245)	(177,601)	—	(1,102)	(31,930)	(126,587)
Class 2	(41,265)	(216,185)	—	(5,850)	(23,591)	(100,376)
Class 3	(542)	(2,942)	—	—	(174)	(755)

Total dividends from net investment income	(76,052)	(396,728)	—	(6,952)	(55,695)	(227,718)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	(56)	—	—
Class 2	—	—	—	(302)	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	—	(204)	—	—
Class 2	—	—	—	(1,104)	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	—	(1,666)	—	—

Total dividends and distributions paid to shareholders	(76,052)	(396,728)	—	(8,618)	(55,695)	(227,718)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	367,628	2,301,709	21,735	11,112	376,209	990,218
Proceeds from reinvestment of dividends and distributions	34,245	177,601	—	1,362	31,930	126,587
Cost of shares repurchased	(780,987)	(2,024,087)	(2,689)	(5,348)	(207,196)	(372,456)

Net (decrease) increase from Class 1 transactions	(379,114)	455,223	19,046	7,126	200,943	744,349

Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	89,398	225,436	12,580	47,484	49,514	161,946
Proceeds from reinvestment of dividends and distributions	41,265	216,185	(10,260)	7,256	23,591	100,376
Cost of shares repurchased	(1,042,471)	(3,443,264)	—	(10,317)	(420,668)	(776,979)

Net (decrease) increase from Class 2 transactions	(911,808)	(3,001,643)	2,320	44,423	(347,563)	(514,657)

Class 3:
Proceeds from shares sold	143	611	—	—	698	1,486
Proceeds from reinvestment of dividends and distributions	542	2,942	—	—	174	755
Cost of shares repurchased	(15,889)	(33,765)	—	—	(3,118)	(8,524)

Net decrease from Class 3 transactions	(15,204)	(30,212)	—	—	(2,246)	(6,283)

Net (decrease) increase in net assets resulting from capital share transactions	(1,306,126)	(2,576,632)	21,366	51,549	(148,866)	223,409

Total increase (decrease) in net assets	554,333	(3,343,805)	36,132	21,535	677,334	152,408
Net assets:
Beginning of period	22,903,023	26,246,828	233,578	212,043	11,120,638	10,968,230

End of period	$23,457,356	$22,903,023	$269,710	$233,578	$11,797,972	$11,120,638

Undistributed (distributions in excess of) net investment income	$200,150	$75,243	$4,131	$(431)	$113,318	$54,622

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	10,290	66,580	1,522	733	21,804	59,877
Shares issued on reinvestment of dividends and distributions	956	5,467	—	102	1,846	7,976
Shares repurchased	(21,818)	(58,504)	(190)	(372)	(11,986)	(22,565)

Net (decrease) increase in shares outstanding	(10,572)	13,543	1,332	463	11,664	45,288

Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	2,525	6,631	896	3,211	2,911	9,848
Shares issued on reinvestment of dividends and distributions	1,159	6,690	(717)	546	1,374	6,358
Shares repurchased	(29,366)	(99,771)	—	(691)	(24,489)	(47,378)

Net (decrease) increase in shares outstanding	(25,682)	(86,450)	179	3,066	(20,204)	(31,172)

Class 3:
Shares sold	4	18	—	—	40	89
Shares issued on reinvestment of dividends and distributions	15	90	—	—	10	48
Shares repurchased	(442)	(985)	—	—	(180)	(518)

Net decrease in shares outstanding	(423)	(877)	—	—	(130)	(381)

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

73

(dollars and shares in thousands)

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund

Six months ended June 30, 2012[1]	Period ended December 31, 2011[2]	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Period ended December 31, 2011[2]

$1,189	$716	$104,313	$277,991	$27,187	$59,362	$70,996	$147,342	$16	$(8)
(856)	(431)	133,193	226,664	20,668	36,590	6,314	57,433	1,090	1,055
4,280	(2,661)	43,574	111,166	18,383	(7,482)	37,633	(165,107)	616	654

4,613	(2,376)	281,080	615,821	66,238	88,470	114,943	39,668	1,722	1,701

(15)	(180)	(20,717)	(144,664)	(6,273)	(17,761)	(11,360)	(62,902)	—	(62)
(52)	(386)	(24,060)	(149,774)	(14,071)	(45,443)	(14,846)	(83,842)	—	(8)
—	—	—	—	—	—	(265)	(1,593)	—	—

(67)	(566)	(44,777)	(294,438)	(20,344)	(63,204)	(26,471)	(148,337)	—	(70)

—	—	—	—	(3,020)	(196)	—	—	(203)	(493)
—	—	—	—	(7,104)	(676)	—	—	(99)	(194)
—	—	—	—	—	—	—	—	—	—

—	—	—	—	(3,369)	(2,360)	—	—	—	—
—	—	—	—	(7,923)	(8,107)	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	(21,416)	(11,339)	—	—	(302)	(687)

(67)	(566)	(44,777)	(294,438)	(41,760)	(74,543)	(26,471)	(148,337)	(302)	(757)

—	29,990	—	—	—	—	—	—	—	9,990
12	—	301,163	909,847	124,693	349,922	42,278	101,737	25,171	43,900
15	180	20,717	144,664	12,662	20,317	11,360	62,902	203	555
— [3]	—	(789,245)	(1,637,395)	(42,028)	(74,136)	(51,280)	(100,355)	(3,083)	(453)

27	30,170	(467,365)	(582,884)	95,327	296,103	2,358	64,284	22,291	53,992

—	10	—	—	—	—	—	—	—	10
30,423	74,155	184,063	290,995	101,518	264,743	40,548	125,080	16,608	22,509
52	386	24,060	149,774	29,098	54,226	14,846	83,842	99	202
(4,345)	(1,989)	(247,709)	(683,249)	(129,120)	(193,151)	(79,419)	(224,964)	(909)	(1,102)

26,130	72,562	(39,586)	(242,480)	1,496	125,818	(24,025)	(16,042)	15,798	21,619

—	—	—	—	—	—	2,126	4,922	—	—
—	—	—	—	—	—	265	1,593	—	—
—	—	—	—	—	—	(4,111)	(8,071)	—	—

—	—	—	—	—	—	(1,720)	(1,556)	—	—

26,157	102,732	(506,951)	(825,364)	96,823	421,921	(23,387)	46,686	38,089	75,611

30,703	99,790	(270,648)	(503,981)	121,301	435,848	65,085	(61,983)	39,509	76,555

99,790	—	9,338,173	9,842,154	2,257,622	1,821,774	1,871,753	1,933,736	76,555	—

$130,493	$99,790	$9,067,525	$9,338,173	$2,378,923	$2,257,622	$1,936,838	$1,871,753	$116,064	$76,555

$1,101	$(21)	$100,971	$41,435	$21,838	$14,995	$66,938	$22,413	$16	$— [3]

—	2,999	—	—	—	—	—	—	—	999
1	—	26,938	83,574	10,207	28,575	3,829	8,888	2,403	4,279
1	20	1,840	13,182	1,046	1,696	1,037	5,926	19	53
— [3]	—	(70,563)	(147,575)	(3,449)	(6,021)	(4,636)	(8,824)	(293)	(44)

2	3,019	(41,785)	(50,819)	7,804	24,250	230	5,990	2,129	5,287

—	1	—	—	—	—	—	—	—	1
3,138	7,826	16,674	26,930	8,331	21,848	3,715	11,138	1,590	2,185
5	42	2,162	13,786	2,417	4,539	1,373	7,981	9	20
(454)	(215)	(22,361)	(63,002)	(10,637)	(15,857)	(7,273)	(20,022)	(87)	(107)

2,689	7,654	(3,525)	(22,286)	111	10,530	(2,185)	(903)	1,512	2,099

—	—	—	—	—	—	194	437	—	—
—	—	—	—	—	—	24	150	—	—
—	—	—	—	—	—	(372)	(708)	—	—

—	—	—	—	—	—	(154)	(121)	—	—

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(dollars and shares in thousands)
Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund

	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011

Operations:
Net investment income (loss)	$14,701	$63,410	$(1,292)	$(2,667)
Net realized gain on investments, forward currency contracts and currency transactions	65,908	116,429	—	—
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(23,451)	101,161	3	(6)

Net increase (decrease) in net assets resulting from operations	57,158	281,000	(1,289)	(2,673)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(4,798)	(35,338)	—	—
Class 2	(4,694)	(35,137)	—	—
Class 3	(50)	(425)	—	—

Total dividends from net investment income	(9,542)	(70,900)	—	—

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(23,306)	(26,153)	—	—
Class 2	(26,597)	(29,522)	—	—
Class 3	(277)	(336)	—	—
Long-term net realized gains:
Class 1	(27,829)	(15,498)	—	—
Class 2	(31,761)	(17,494)	—	—
Class 3	(330)	(200)	—	—

Total distributions from net realized gain on investments	(110,100)	(89,203)	—	—

Total dividends and distributions paid to shareholders	(119,642)	(160,103)	—	—

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	91,629	396,185	14,349	39,488
Proceeds from reinvestment of dividends and distributions	55,933	76,989	—	—
Cost of shares repurchased	(94,190)	(238,468)	(23,032)	(47,462)

Net increase (decrease) from Class 1 transactions	53,372	234,706	(8,683)	(7,974)

Class 2:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	88,592	149,648	69,759	325,889
Proceeds from reinvestment of dividends and distributions	63,052	82,153	—	—
Cost of shares repurchased	(99,992)	(250,644)	(126,307)	(315,311)

Net increase (decrease) from Class 2 transactions	51,652	(18,843)	(56,548)	10,578

Class 3:
Proceeds from shares sold	806	4,249	5,143	11,928
Proceeds from reinvestment of dividends and distributions	657	961	—	—
Cost of shares repurchased	(3,548)	(8,204)	(4,481)	(13,416)

Net (decrease) increase from Class 3 transactions	(2,085)	(2,994)	662	(1,488)

Net increase (decrease) in net assets resulting from capital share transactions	102,939	212,869	(64,569)	1,116

Total increase (decrease) in net assets	40,455	333,766	(65,858)	(1,557)
Net assets:
Beginning of period	3,810,685	3,476,919	616,857	618,414

End of period	$3,851,140	$3,810,685	$550,999	$616,857

Undistributed (distributions in excess of) net investment income	$14,483	$9,324	$(1,306)	$(14)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—
Shares sold	7,021	31,215	1,264	3,470
Shares issued on reinvestment of dividends and distributions	4,373	6,037	—	—
Shares repurchased	(7,188)	(18,490)	(2,028)	(4,170)

Net increase (decrease) in shares outstanding	4,206	18,762	(764)	(700)

Class 2:
Shares issued from initial capitalization	—	—	—	—
Shares sold	6,865	11,792	6,224	28,960
Shares issued on reinvestment of dividends and distributions	4,980	6,506	—	—
Shares repurchased	(7,757)	(19,741)	(11,265)	(28,025)

Net increase (decrease) in shares outstanding	4,088	(1,443)	(5,041)	935

Class 3:
Shares sold	61	330	456	1,053
Shares issued on reinvestment of dividends and distributions	52	75	—	—
Shares repurchased	(272)	(642)	(397)	(1,185)

Net (decrease) increase in shares outstanding	(159)	(237)	59	(132)

[1]	Unaudited.
[2]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[3]	Amount less than one thousand.

See Notes to Financial Statements

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Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 18 different funds (the “funds”). In 2009, shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2012; however, the series reserves the right to delay the implementation.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund — Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

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U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income

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securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities

Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

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The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2012 (dollars in thousands):

Global Discovery Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Information technology	$31,728	$19,535		—	$51,263
Consumer discretionary	33,122	10,595		—	43,717
Health care	29,099	1,899		—	30,998
Financials	11,623	16,903		—	28,526
Industrials	5,965	8,496		—	14,461
Utilities	—	10,922		—	10,922
Telecommunication services	4,693	2,707		—	7,400
Materials	2,070	1,102		—	3,172
Energy	1,428	—		—	1,428
Miscellaneous	6,022	5,458		—	11,480
Short-term securities	—	43,195		—	43,195

Total	$125,750	$120,812		—	$246,562

*Securities with a market value of $65,954,000, which represented 26.61% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Growth Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$459,175	$431,023		$1,335	$891,533
Information technology	508,479	188,357		—	696,836
Financials	261,483	418,493		—	679,976
Health care	385,649	246,546		—	632,195
Consumer staples	116,826	415,551		—	532,377
Industrials	216,428	143,947		—	360,375
Energy	199,050	160,985		—	360,035
Materials	157,161	67,280		—	224,441
Telecommunication services	106,041	85,408		—	191,449
Utilities	—	45,599		—	45,599
Miscellaneous	—	10,501		—	10,501
Short-term securities	—	283,152		—	283,152

Total	$2,410,292	$2,496,842		$1,335	$4,908,469

*Securities with a market value of $2,064,520,000, which represented 41.75% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

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Global Small Capitalization Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$264,207	$414,765		$60	$679,032
Industrials	115,610	306,610		—	422,220
Health care	318,290	63,493		—	381,783
Information technology	214,557	157,151		2,728	374,436
Energy	213,128	105,840		—	318,968
Materials	18,513	191,072		1,643	211,228
Financials	91,531	69,920		2,079	163,530
Consumer staples	34,555	76,390		—	110,945
Utilities	3,492	105,030		—	108,522
Telecommunication services	30,536	5,250		—	35,786
Miscellaneous	116,661	46,373		—	163,034
Preferred securities	—	5,851		—	5,851
Rights & warrants	781	113		2	896
Convertible securities	—	1,561		1,348	2,909
Bonds, notes & other debt instruments	—	14,342		—	14,342
Short-term securities	—	322,699		—	322,699

Total	$1,421,861	$1,886,460		$7,860	$3,316,181

	Other investments†

	Level 1	Level 2		Level 3	Total

Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(28)		—	$(28)

*Securities with a market value of $1,141,799,000, which represented 33.88% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Growth Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$3,823,767	$581,572		$—	$4,405,339
Financials	2,828,890	336,768		26,796	3,192,454
Information technology	2,713,846	313,029		—	3,026,875
Energy	2,717,925	48,837		42,720	2,809,482
Health care	2,380,163	278,356		31,273	2,689,792
Industrials	1,630,643	218,552		—	1,849,195
Materials	1,475,395	304,641		—	1,780,036
Consumer staples	737,122	224,689		—	961,811
Telecommunication services	333,549	—		—	333,549
Utilities	6,763	—		27,229	33,992
Miscellaneous	156,888	11,275		—	168,163
Short-term securities	—	2,920,743		—	2,920,743

Total	$18,804,951	$5,238,462		$128,018	$24,171,431

*Securities with a market value of $1,752,632,000, which represented 7.26% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

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International Fund
	Investment securities

	Level 1	Level 2 *	Level 3	Total

Assets:
Common stocks:
Health care	$268,902	$874,838	$—	$1,143,740
Financials	103,871	1,036,528	—	1,140,399
Consumer discretionary	—	1,096,830	6,802	1,103,632
Industrials	163,646	864,662	—	1,028,308
Information technology	151,229	727,499	—	878,728
Consumer staples	—	834,775	—	834,775
Materials	—	539,400	—	539,400
Telecommunication services	72,901	423,145	—	496,046
Energy	17,441	365,731	—	383,172
Utilities	—	232,045	—	232,045
Miscellaneous	34,274	71,265	—	105,539
Bonds, notes & other debt instruments	—	4,526	—	4,526
Short-term securities	—	726,622	—	726,622

Total	$812,264	$7,797,866	$6,802	$8,616,932

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$703	—	$703
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,108)	—	(1,108)

Total	—	$(405)	—	$(405)

*Securities with a market value of $6,020,476,000, which represented 69.56% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

New World Fund
	Investment securities

	Level 1	Level 2 *	Level 3	Total

Assets:
Common stocks:
Consumer staples	$98,656	$258,009	$—	$356,665
Consumer discretionary	32,386	252,914	—	285,300
Health care	63,606	153,604	—	217,210
Financials	32,472	161,793	—	194,265
Energy	75,074	102,311	—	177,385
Industrials	42,844	89,302	—	132,146
Information technology	40,103	83,997	—	124,100
Telecommunication services	56,875	59,357	—	116,232
Materials	16,138	75,695	—	91,833
Utilities	—	22,610	—	22,610
Miscellaneous	24,388	80,534	36	104,958
Bonds, notes & other debt instruments	—	256,239	—	256,239
Short-term securities	—	159,701	—	159,701

Total	$482,542	$1,756,066	$36	$2,238,644

	Other investments†

	Level 1	Level 2	Level 3	Total

Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(35)	—	$(35)

*Securities with a market value of $1,132,494,000, which represented 50.08% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

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81

Blue Chip Income and Growth Fund
	Investment securities

	Level 1	Level 2		Level 3	Total

Assets:
Common stocks:
Information technology	$611,669	$—		—	$611,669
Industrials	595,525	—		—	595,525
Energy	571,850	—		—	571,850
Health care	569,952	—		—	569,952
Consumer staples	566,525	—		—	566,525
Telecommunication services	356,106	—		—	356,106
Consumer discretionary	341,244	—		—	341,244
Financials	233,100	—		—	233,100
Materials	159,314	—		—	159,314
Utilities	116,828	—		—	116,828
Miscellaneous	108,379	—		—	108,379
Convertible securities	48,472	—		—	48,472
Short-term securities	—	428,451		—	428,451

Total	$4,278,964	$428,451		—	$4,707,415

Global Growth and Income Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$251,541	$45,049		$—	$296,590
Financials	152,588	132,504		1,092	286,184
Industrials	106,531	78,935		—	185,466
Consumer staples	70,320	107,388		—	177,708
Information technology	97,996	72,542		—	170,538
Materials	126,012	42,966		—	168,978
Health care	109,274	42,050		—	151,324
Energy	97,576	35,247		—	132,823
Telecommunication services	64,666	65,196		—	129,862
Utilities	4,097	54,505		—	58,602
Miscellaneous	21,945	17,104		—	39,049
Convertible securities	—	11,702		708	12,410
Bonds, notes & other debt instruments	—	26,784		—	26,784
Short-term securities	—	123,398		—	123,398

Total	$1,102,546	$855,370		$1,800	$1,959,716

*Securities with a market value of $634,693,000, which represented 32.17% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

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82

Growth-Income Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Information technology	$3,455,082	$234,517		—	$3,689,599
Consumer discretionary	3,218,338	154,510		—	3,372,848
Health care	2,582,728	49,203		—	2,631,931
Industrials	2,495,464	91,316		—	2,586,780
Energy	1,886,004	251,838		—	2,137,842
Consumer staples	1,685,995	148,581		—	1,834,576
Financials	1,312,367	35,769		—	1,348,136
Materials	996,455	108,884		—	1,105,339
Telecommunication services	1,043,916	—		—	1,043,916
Utilities	231,306	43,603		—	274,909
Miscellaneous	689,701	91,689		—	781,390
Preferred securities	—	16,477		—	16,477
Rights & warrants	1,409	—		—	1,409
Convertible securities	62,499	58,184		—	120,683
Bonds, notes & other debt instruments	—	84,202		—	84,202
Short-term securities	—	2,416,447		—	2,416,447

Total	$19,661,264	$3,785,220		—	$23,446,484

*Securities with a market value of $1,052,240,000, which represented 4.49% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Growth and Income Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Consumer staples	$12,656	$26,554		—	$39,210
Consumer discretionary	1,451	26,399		—	27,850
Telecommunication services	2,012	23,278		—	25,290
Utilities	—	22,804		—	22,804
Industrials	2,346	18,323		—	20,669
Financials	2,406	16,543		—	18,949
Health care	3,819	13,827		—	17,646
Energy	—	13,778		—	13,778
Information technology	3,283	10,407		—	13,690
Materials	—	12,860		—	12,860
Miscellaneous	—	1,626		—	1,626
Bonds, notes & other debt instruments	—	10,691		—	10,691
Short-term securities	—	24,996		—	24,996

Total	$27,973	$222,086		—	$250,059

*Securities with a market value of $162,871,000, which represented 60.39% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

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83

Asset Allocation Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Financials	$1,217,982	$—		$—	$1,217,982
Consumer discretionary	1,018,919	186,194		—	1,205,113
Health care	1,193,582	—		—	1,193,582
Information technology	1,033,676	72,095		—	1,105,771
Energy	986,632	67,831		—	1,054,463
Industrials	801,033	—		21	801,054
Materials	563,391	80,320		—	643,711
Consumer staples	528,751	—		—	528,751
Utilities	381,668	—		—	381,668
Telecommunication services	103,414	—		—	103,414
Miscellaneous	428,659	74,358		—	503,017
Rights & warrants	—	1,432		—	1,432
Convertible securities	—	3,289		—	3,289
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	858,912		—	858,912
Bonds & notes of U.S. government & government agencies	—	775,610		—	775,610
Corporate bonds & notes	—	595,841		—	595,841
Other	—	380,268		—	380,268
Short-term securities	—	776,742		—	776,742

Total	$8,257,707	$3,872,892		$21	$12,130,620

*Securities with a market value of $334,345,000, which represented 2.83% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Balanced Fund
	Investment securities

	Level 1	Level 2	*	Level 3	Total

Assets:
Common stocks:
Industrials	$4,112	$6,361		—	$10,473
Consumer discretionary	4,531	5,538		—	10,069
Consumer staples	3,349	5,178		—	8,527
Energy	5,976	2,403		—	8,379
Information technology	3,271	4,752		—	8,023
Health care	4,928	2,605		—	7,533
Financials	1,972	4,483		—	6,455
Materials	4,465	1,543		—	6,008
Telecommunication services	2,046	3,189		—	5,235
Utilities	—	1,323		—	1,323
Miscellaneous	—	671		—	671
Preferred securities	—	159		—	159
Convertible securities	—	1,143		—	1,143
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	19,481		—	19,481
Corporate bonds & notes	—	10,022		—	10,022
Mortgage-backed obligations	—	6,892		—	6,892
Bonds & notes of U.S. government	—	6,569		—	6,569
Short-term securities	—	16,697		—	16,697

Total	$34,650	$99,009		—	$133,659

*Securities with a market value of $31,174,000, which represented 23.89% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

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	Other investments†

	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$3	—		$3
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(14)	—		(14)

Total	—	$(11)	—		$(11)

†Forward currency contracts are not included in the investment portfolio.

Bond Fund
	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,587,260	$—		$3,587,260
Bonds & notes of U.S. government & government agencies	—	2,189,706	—		2,189,706
Corporate bonds & notes	—	441,683	—		441,683
Bonds & notes of governments & government agencies outside the U.S.	—	360,545	—		360,545
Other	—	2,145,693	—		2,145,693
Preferred securities	—	1,038	—		1,038
Common stocks	4	—	506		510
Short-term securities	—	1,694,735	—		1,694,735

Total	$4	$10,420,660	$506		$10,421,170

	Other investments*

	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$281	—		$281
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(598)	—		(598)

Total	—	$(317)	—		$(317)

*Forward currency contracts are not included in the investment portfolio.

Global Bond Fund
	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Bonds, notes & other debt instruments:
Euros	—	$337,839	—		$337,839
Japanese yen	—	319,217	—		319,217
Mexican pesos	—	86,932	—		86,932
South Korean won	—	80,983	—		80,983
Polish zloty	—	77,999	—		77,999
British pounds	—	75,314	—		75,314
Swedish kronor	—	73,369	—		73,369
Canadian dollars	—	40,204	—		40,204
Norwegian kroner	—	32,038	—		32,038
Malaysian ringgits	—	31,884	—		31,884
Other currencies	—	1,104,333	—		1,104,333
Common stocks	—	—	—	*	— *
Short-term securities	—	239,356	—		239,356

Total	—	$2,499,468	—	*	$2,499,468

*Amount less than one thousand.

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85

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$238	—	$238
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,329)	—	(2,329)

Total	—	$(2,091)	—	$(2,091)

†Forward currency contracts are not included in the investment portfolio.

High-Income Bond Fund
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,669,945	$—	$1,669,945
Other	—	85,181	—	85,181
Convertible securities	—	2,898	—	2,898
Preferred securities	1,197	8,258	—	9,455
Common stocks	6,063	—	916	6,979
Rights & warrants	—	1,508	—	1,508
Short-term securities	—	123,869	—	123,869

Total	$7,260	$1,891,659	$916	$1,899,835

	Other investments*

	Level 1	Level 2	Level 3	Total

Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(65)	—	$(65)

*Forward currency contracts are not included in the investment portfolio.

Mortgage Fund

At June 30, 2012, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2012, all of the fund’s investment securities were classified as Level 2.

Cash Management Fund

At June 30, 2012, all of the fund’s investment securities were classified as Level 2.

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4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invest.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

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Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the funds to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.

Asset allocation — The funds’ percentage allocation to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described below.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

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Unfunded commitments — Some of the funds have participated in transactions that involve unfunded commitments, which may obligate them to lend additional sums based upon the terms of the loan agreement. As of June 30, 2012, the maximum exposure of unfunded loan commitments for Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund was $3,309,000, $851,000, $98,000 and $3,139,000, respectively, which would represent 0.03%, 0.01%, less than 0.01% and 0.16%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation of $35,000, $9,000, $1,000 and $34,000, respectively, is included in net unrealized appreciation on investments in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the funds’ exposure to changes in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2012, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies.

Collateral — Upon entering into forward currency contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the funds have entered into a collateral program with certain counterparties. The program calls for the funds to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2012, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2007. International Growth and Income Fund is not subject to examination by state tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2005; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

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Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the tables below and on the following pages, some of the funds had capital loss carryforwards available at December 31, 2011. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2011, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2012.

Additional tax basis disclosures are as follows:

	(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

As of December 31, 2011:
Undistributed ordinary income	$208	$1,232	$42,063	$68,072	$5,374	$1,711
Late year ordinary loss deferral*	—	(3,861)	—	—	—	(1,998)
Post-October capital loss deferral*	(1,184)	(4,035)	—	—	(55,455)	(3,217)
Capital loss carryforward:
Expiring 2017	(22,556)	(687,769)	(354,503)	(3,345,036)	(1,057,173)	(59,199)
Expiring 2018	—	—	—	(12,099)	(84,504)	—

	$(22,556)	$(687,769)	$(354,503)	$(3,357,135)	$(1,141,677)	$(59,199)

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$45,515	$1,199,904	$668,184	$7,117,399	$1,471,145	$462,306
Gross unrealized depreciation on investment securities	(10,489)	(239,126)	(540,861)	(756,842)	(700,767)	(143,418)

Net unrealized appreciation on investment securities	$35,026	$960,778	$127,323	$6,360,557	$770,378	$318,888

Cost of investment securities	$211,536	$3,947,691	$3,188,858	$17,810,874	$7,846,554	$1,919,756

See end of table for footnote.

American Funds Insurance Series

90

	(dollars in thousands)

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund

As of December 31, 2011:
Undistributed ordinary income	$15,341	$11,232	$75,795	$—	$55,302	$57
Late year ordinary loss deferral*	—	—	—	(179)	(44)	—
Post-October capital loss deferral*	(120,720)	(4,662)	—	—	(3,783)	—
Capital loss carryforward: No expiration	—	—	—	(11,126)	—	(111)
Expiring 2016	(65,884)	(53,624)	—	—	—	—
Expiring 2017	(495,895)	(526,741)	(2,342,484)	—	(603,608)	—
Expiring 2018	—	(297)	(1,026,621)	—	(36,541)	—

	$(561,779)	$(580,662)	$(3,369,105)	$(11,126)	$(640,149)	$(111)

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$852,716	$350,415	$5,579,407	$28,989	$2,060,095	$5,883
Gross unrealized depreciation on investment securities	(146,044)	(156,500)	(1,118,833)	(12,747)	(259,377)	(4,392)

Net unrealized appreciation on investment securities	$706,672	$193,915	$4,460,574	$16,242	$1,800,718	$1,491

Cost of investment securities	$4,000,743	$1,765,801	$18,985,910	$233,817	$10,329,902	$132,168

	(dollars in thousands)

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

As of December 31, 2011:
Undistributed ordinary income	$44,261	$30,369	$26,343	$290	$59,464	—
Undistributed long-term capital gain	—	11,244	—	—	59,913	—
Post-October capital loss deferral*	—	—	(412)	—	—	—
Capital loss carryforward:
Expiring 2016	—	—	(26,506)	—	—	—
Expiring 2017	(96,778)	—	(113,685)	—	—	—

	$(96,778)	$—	$(140,191)	$—	$—	—

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$384,614	$90,894	$87,486	$1,316	$109,093	$12
Gross unrealized depreciation on investment securities	(34,737)	(20,890)	(91,687)	(46)	(224)	(2)

Net unrealized appreciation (depreciation) on investment securities	$349,877	$70,004	$(4,201)	$1,270	$108,869	$10

Cost of investment securities	$10,071,293	$2,429,464	$1,904,036	$136,695	$4,755,320	$554,477

*These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

91

7. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent.

Investment advisory services — The aggregate fee of $199,045,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Annualized rates for the six months ended June 30, 2012

Fund	Beginning with	Ending with	Up to	In excess of

Global Discovery Fund	.580%	.440%	$.5	$1.0	.58%
Global Growth Fund	.690	.460	.6	5.0	.53
Global Small Capitalization Fund	.800	.635	.6	5.0	.71
Growth Fund	.500	.280	.6	34.0	.32
International Fund	.690	.430	.5	21.0	.49
New World Fund	.850	.620	.5	2.5	.74
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.41
Global Growth and Income Fund	.690	.480	.6	3.0	.59
Growth-Income Fund	.500	.219	.6	34.0	.27
International Growth and Income Fund	.690	.530	.5	1.0	.69
Asset Allocation Fund	.500	.250	.6	8.0	.29
Global Balanced Fund	.660	.510	.5	1.0	.66
Bond Fund	.480	.330	.6	8.0	.37
Global Bond Fund	.570	.500	1.0	1.0	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46
Mortgage Fund	.420	.290	.6	3.0	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33
Cash Management Fund	.320	.270	1.0	2.0	.32

Distribution services — The series has plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2012, distribution expenses under the plans for the series aggregated $82,111,000 for Class 2 and $459,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

Transfer agent services — The aggregate fee of $2,000 was incurred during the six months ended June 30, 2012, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including recordkeeping, shareholder communications and transaction processing.

Administrative services — The board of trustees approved an administrative services agreement with CRMC effective January 1, 2012. Under this agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders. For the six months ended June 30, 2012, the aggregate administrative services fee was $5,302,000.

American Funds Insurance Series

92

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation

Global Discovery Fund	$1	$—	*	$1
Global Growth Fund	26	1		27
Global Small Capitalization Fund	18	—	*	18
Growth Fund	133	10		143
International Fund	47	5		52
New World Fund	12	—	*	12
Blue Chip Income and Growth Fund	23	1		24
Global Growth and Income Fund	11	—	*	11
Growth-Income Fund	124	12		136
International Growth and Income Fund	1	—	*	1
Asset Allocation Fund	60	3		63
Global Balanced Fund	1	—	*	1
Bond Fund	50	1		51
Global Bond Fund	12	—	*	12
High-Income Bond Fund	10	1		11
Mortgage Fund	—*	—	*	—	*
U.S. Government/AAA-Rated Securities Fund	20	1		21
Cash Management Fund	3	1		4

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

American Funds Insurance Series

93

8. Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2012:

	(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Purchases of investment securities*	$29,851	$348,844	$798,600	$2,072,197	$711,338	$404,278
Sales of investment securities*	37,628	615,248	561,597	4,546,741	855,183	324,180
Non-U.S. taxes paid on dividend income	93	4,797	1,298	4,871	15,945	2,371
Non-U.S. taxes paid on interest income	—	—	—	—	—	54
Non-U.S. taxes paid (refunded) on realized gains	—	—	268	—	84	(118)
Non-U.S. taxes provided on unrealized gains	—	40	—	—	—	572
Dividends from affiliated issuers	—	—	—	322	—	—
Net realized (loss) gain from affiliated issuers	—	—	(7,701)	20,726	—	—

	(dollars in thousands)

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund

Purchases of investment securities*	$806,170	$224,286	$3,022,096	$41,226	$3,438,796	$60,771
Sales of investment securities*	886,373	378,130	4,046,301	39,211	3,487,517	35,373
Non-U.S. taxes paid on dividend income	428	2,065	4,689	502	2,591	100
Non-U.S. taxes paid on interest income	—	—	—	—	—	2
Non-U.S. taxes paid on realized gains	—	—	—	2	—	—
Dividends from affiliated issuers	—	329	1,607	—	—	—

	(dollars in thousands)

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund

Purchases of investment securities*	$10,363,483	$1,678,637	$390,190	$247,971	$6,605,792
Sales of investment securities*	10,372,660	1,535,460	398,810	213,383	6,642,784
Non-U.S. taxes paid on interest income	10	134	—†	—	—

*Excludes short-term securities and U.S. government obligations, if any.

†Amount less than one thousand.

9. Ownership concentration

At June 30, 2012, CRMC held aggregate ownership of the outstanding shares of Global Balanced Fund of 22%. The ownership represents the seed money invested in the fund when it began operations on May 2, 2011.

American Funds Insurance Series
94

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Global Discovery Fund

Class 1
6/30/12[3,4]	$11.35	$.05	$1.28	$1.33	$(.01)	$—	$(.01)	$12.67	11.82%	$30.61%[5]			.61%[5]		.83%[5]
12/31/11	12.28	.07	(.92)	(.85)	(.08)	—	(.08)	11.35	(6.91)	27.60			.60		.58
12/31/10	11.20	.10	1.07	1.17	(.09)	—	(.09)	12.28	10.43	31.61			.61		.87
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31.61			.61		.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18.60			.55		1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35.60			.54		1.25
Class 2
6/30/12[3,4]	11.30	.04	1.27	1.31	(.01)	—	(.01)	12.60	11.69	218.86		[5]	.86	[5]	.57	[5]
12/31/11	12.22	.04	(.91)	(.87)	(.05)	—	(.05)	11.30	(7.13)	202.85			.85		.33
12/31/10	11.15	.07	1.06	1.13	(.06)	—	(.06)	12.22	10.14	217.86			.86		.62
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192.86			.86		.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131.85			.80		1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240.85			.79		.98

Global Growth Fund

Class 1
6/30/12[3,4]	$19.40	$.19	$1.57	$1.76	$(.01)	$—	$(.01)	$21.15	9.08%	$1,358.56%[5]			.56%[5]		1.77%[5]
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55			.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227.56			.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037.56			.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675.55			.50		2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684.55			.50		2.06
Class 2
6/30/12[3,4]	19.29	.16	1.56	1.72	— [6]	—	— [6]	21.01	8.93	3,587.81		[5]	.81	[5]	1.51	[5]
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80			.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308.81			.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100.82			.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198.80			.75		2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180.80			.75		1.84

Global Small Capitalization Fund

Class 1
6/30/12[3,4]	$17.28	$.05	$1.06	$1.11	$(.23)	$—	$(.23)	$18.16	6.38%	$876.75%[5]			.75%[5]		.52%[5]
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74			.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818.75			.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604.76			.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306.74			.67		1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369.73			.66		.45
Class 2
6/30/12[3,4]	17.04	.02	1.05	1.07	(.23)	—	(.23)	17.88	6.25	2,494	1.00	[5]	1.00	[5]	.25	[5]
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99			.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748.99			.92		.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975.98			.91		.20

See end of table for footnotes.

American Funds Insurance Series

95

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth Fund

Class 1
6/30/12[3,4]	$52.07	$.22	$4.11	$4.33	$(.17)	$—	$(.17)	$56.23	8.32%	$7,238.35%[5]			.35%[5]		.76%[5]
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34			.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011.34			.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565.35			.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768.33			.30		1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051.33			.30		1.00
Class 2
6/30/12[3,4]	51.68	.14	4.08	4.22	(.15)	—	(.15)	55.75	8.19	16,716.60		[5]	.60	[5]	.51	[5]
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59			.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896.59			.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201.60			.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383.58			.55		.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359.58			.55		.74
Class 3
6/30/12[3,4]	52.13	.17	4.11	4.28	(.16)	—	(.16)	56.25	8.20	188.53		[5]	.53	[5]	.58	[5]
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52			.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232.52			.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230.53			.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198.51			.48		1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425.51			.48		.81

International Fund

Class 1
6/30/12[3,4]	$15.21	$.22	$.48	$.70	$(.02)	$—	$(.02)	$15.89	4.57%	$3,433.54%[5]			.54%[5]		2.72%[5]
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53			.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490.53			.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851.54			.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864.52			.48		2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708.52			.47		1.82
Class 2
6/30/12[3,4]	15.16	.20	.47	.67	(.01)	—	(.01)	15.82	4.41	5,180.79		[5]	.79	[5]	2.46	[5]
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78			.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615.78			.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411.79			.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901.77			.72		2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719.77			.72		1.55
Class 3
6/30/12[3,4]	15.23	.20	.47	.67	(.01)	—	(.01)	15.89	4.40	42.72		[5]	.72	[5]	2.52	[5]
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71			.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61.71			.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68.72			.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57.70			.65		2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123.70			.65		1.64

American Funds Insurance Series

96

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

New World Fund

Class 1
6/30/12[3,4]	$19.65	$.20	$.75	$.95	$(.02)	$—	$(.02)	$20.58	4.84%	$939.79%[5]			.79%[5]		1.94%[5]
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78			.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774.80			.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500.82			.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253.81			.73		2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261.82			.74		1.92
Class 2
6/30/12[3,4]	19.50	.17	.75	.92	(.01)	—	(.01)	20.41	4.73	1,322	1.04	[5]	1.04	[5]	1.65	[5]
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739	1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492	1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06		.98		1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69

Blue Chip Income and Growth Fund

Class 1
6/30/12[3,4]	$9.00	$.11	$.67	$.78	$(.04)	$—	$(.04)	$9.74	8.62%	$1,249.43%[5]			.43%[5]		2.31%[5]
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42			.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674.44			.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408.44			.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220.43			.39		2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143.42			.38		1.95
Class 2
6/30/12[3,4]	8.93	.10	.66	.76	(.03)	—	(.03)	9.66	8.53	3,433.68		[5]	.68	[5]	2.06	[5]
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67			.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677.69			.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344.69			.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602.68			.64		2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274.67			.63		1.70

Global Growth and Income Fund

Class 1
6/30/12[3,4]	$9.20	$.13	$.41	$.54	$(.06)	$—	$(.06)	$9.68	5.87%	$166.62%[5]			.62%[5]		2.78%[5]
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61			.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171.61			.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160.63			.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95.62			.56		3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79.71			.58		2.37
Class 2
6/30/12[3,4]	9.19	.12	.40	.52	(.06)	—	(.06)	9.65	5.61	1,807.87		[5]	.87	[5]	2.52	[5]
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86			.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130.86			.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951.88			.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529.86			.81		2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997.96			.83		2.11

See end of table for footnotes.

American Funds Insurance Series

97

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth-Income Fund

Class 1
6/30/12[3,4]	$33.27	$.33	$2.53	$2.86	$(.13)	$—	$(.13)	$36.00	8.58	$9,895%	.29%[5]		.29%[5]		1.83%[5]
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28			.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370.29			.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142.29			.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034.28			.25		2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618.27			.25		1.82
Class 2
6/30/12[3,4]	33.07	.28	2.52	2.80	(.11)	—	(.11)	35.76	8.47	13,391.54		[5]	.54	[5]	1.58	[5]
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53			.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668.54			.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220.54			.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046.53			.50		1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243.52			.50		1.57
Class 3
6/30/12[3,4]	33.30	.29	2.54	2.83	(.11)	—	(.11)	36.02	8.51	171.47		[5]	.47	[5]	1.65	[5]
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46			.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209.47			.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225.47			.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205.46			.43		1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405.45			.43		1.64

International Growth and Income Fund

Class 1
6/30/12[3,4]	$13.40	$.28	$.58	$.86	$—	$—	$—	$14.26	6.42%	$56.74%[5]			.74%[5]		3.92%[5]
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73			.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32.74			.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28.74			.74		2.74
12/31/08[7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12.09			.08		.14
Class 2
6/30/12[3,4]	13.37	.26	.58	.84	—	—	—	14.21	6.28	214.99		[5]	.99	[5]	3.64	[5]
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98			.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180.99			.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99.99			.99		1.89
12/31/08[7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4.11			.11		.05

Asset Allocation Fund

Class 1
6/30/12[3,4]	$16.17	$.18	$1.12	$1.30	$(.09)	$—	$(.09)	$17.38	8.01%	$6,578.31%[5]			.31%[5]		2.06%[5]
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932.31			.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235.31			.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151.32			.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243.32			.29		2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927.32			.29		2.69
Class 2
6/30/12[3,4]	16.06	.15	1.11	1.26	(.08)	—	(.08)	17.24	7.90	5,182.56		[5]	.56	[5]	1.81	[5]
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151.56			.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689.57			.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537.58			.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822.57			.54		2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308.57			.54		2.45
Class 3
6/30/12[3,4]	16.18	.16	1.12	1.28	(.08)	—	(.08)	17.38	7.91	38.49		[5]	.49	[5]	1.88	[5]
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38.49			.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44.50			.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44.51			.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41.50			.47		2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71.50			.47		2.52

American Funds Insurance Series

98

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Global Balanced Fund

Class 1
6/30/12[3,4]	$9.35	$.10	$.34	$.44	$(.01)	$—	$(.01)	$9.78	4.65%	$29.72%[5]			.72%[5]		2.16%[5]
12/31/11[8]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28.69		[5]	.69	[5]	1.99	[5]
Class 2
6/30/12[3,4]	9.35	.09	.33	.42	(.01)	—	(.01)	9.76	4.44	101.97		[5]	.97	[5]	1.95	[5]
12/31/11[8]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72.94		[5]	.94	[5]	1.45	[5]

Bond Fund

Class 1
6/30/12[3,4]	$10.99	$.13	$.22	$.35	$(.06)	$—	$(.06)	$11.28	3.17%	$3,997.39%[5]			.39%[5]		2.40%[5]
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38			.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768.38			.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775.39			.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090.40			.36		5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436.41			.37		5.59
Class 2
6/30/12[3,4]	10.87	.12	.21	.33	(.05)	—	(.05)	11.15	3.06	5,071.64		[5]	.64	[5]	2.14	[5]
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63			.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074.63			.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635.64			.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432.65			.61		5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679.66			.62		5.34

Global Bond Fund

Class 1
6/30/12[3,4]	$11.96	$.15	$.21	$.36	$(.11)	$(.11)	$(.22)	$12.10	2.99%	$720.57%[5]			.57%[5]		2.49%[5]
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56			.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325.57			.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162.59			.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	—[6]	(.54)	10.68	3.60	111.59			.53		4.36
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28.61			.55		4.61
Class 2
6/30/12[3,4]	11.91	.14	.20	.34	(.10)	(.11)	(.21)	12.04	2.88	1,659.82		[5]	.82	[5]	2.24	[5]
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81			.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497.83			.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203.84			.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	—[6]	(.52)	10.66	3.48	802.84			.79		4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279.86			.80		4.41

See end of table for footnotes.

American Funds Insurance Series

99

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

High-Income Bond Fund

Class 1
6/30/12[3,4]	$10.54	$.41	$.24	$.65	$(.15)	$—	$(.15)	$11.04	6.22%	$827.48%[5]			.48%[5]		7.51%[5]
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47			.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769.48			.48		8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	—	(.72)	10.49	39.45	635.48			.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340.48			.43		8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308.48			.44		7.41
Class 2
6/30/12[3,4]	10.42	.39	.25	.64	(.15)	—	(.15)	10.91	6.15	1,090.73		[5]	.73	[5]	7.26 [5]
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72			.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142.73			.73		7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063.74			.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780.73			.68		7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996.73			.69		7.17
Class 3
6/30/12[3,4]	10.56	.40	.25	.65	(.15)	—	(.15)	11.06	6.18	20.66		[5]	.66	[5]	7.33 [5]
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65			.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23.66			.66		7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24.67			.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18.66			.61		7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28.66			.62		7.21

Mortgage Fund

Class 1
6/30/12[3,4]	$10.37	$.01	$.18	$.19	$—	$(.03)	$(.03)	$10.53	1.81%	$78.45%[5]			.45%[5]		.11%[5]
12/31/11[8]	10.00	— [6]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42[5]		.42[5]		.04[5]
Class 2
6/30/12[3,4]	10.36	(.01)	.19	.18	—	(.03)	(.03)	10.51	1.72	38.70		[5]	.70	[5]	(.13)[5]
12/31/11[8]	10.00	(.02)	.48	.46	— [6]	(.10)	(.10)	10.36	4.60	22.67		[5]	.67	[5]	(.25)[5]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/12[3,4]	$13.00	$.06	$.14	$.20	$(.04)	$(.37)	$(.41)	$12.79	1.52%	$1,810.35%[5]			.35%[5]		.90%[5]
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785.34			.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492.39			.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999.41			.41		2.99
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496.43			.38		4.17
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211.46			.41		4.83
Class 2
6/30/12[3,4]	12.89	.04	.14	.18	(.03)	(.37)	(.40)	12.67	1.42	2,020.60		[5]	.60	[5]	.65 [5]
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002.59			.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959.64			.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561.66			.66		2.79
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219.68			.64		3.93
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597.71			.66		4.58
Class 3
6/30/12[3,4]	13.01	.05	.14	.19	(.03)	(.37)	(.40)	12.80	1.49	21.53		[5]	.53	[5]	.72 [5]
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24.52			.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26.57			.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27.59			.59		2.91
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33.61			.57		4.03
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29.64			.59		4.65

American Funds Insurance Series

100

		(Loss) income from investment operations[1]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net (loss) income to average net assets[2]

Cash Management Fund

Class 1
6/30/12[3,4]	$11.36	$(.01)	$—	[6]	$(.01)	$—	$—		$—	$11.35	(.09)%	$66.34%[5]			.34%[5]		(.24)%[5]
12/31/11	11.39	(.02)	(.01)		(.03)	—	—		—	11.36	(.26)	75.33			.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—		—	11.39	(.09)	83.33			.33		(.14)
12/31/09	11.44	(.01)	—	[6]	(.01)	(.03)	—	[6]	(.03)	11.40	(.10)	105.33			.33		(.08)
12/31/08	11.40	.24	—	[6]	.24	(.20)	—		(.20)	11.44	2.15	158.32			.29		2.07
12/31/07	11.62	.57	—	[6]	.57	(.79)	—		(.79)	11.40	4.95	112.33			.30		4.88
Class 2
6/30/12[3,4]	11.22	(.03)	.01		(.02)	—	—		—	11.20	(.18)	472.59		[5]	.59	[5]	(.49)[5]
12/31/11	11.28	(.05)	(.01)		(.06)	—	—		—	11.22	(.53)	530.58			.58		(.47)
12/31/10	11.32	(.04)	—	[6]	(.04)	—	—		—	11.28	(.35)	522.58			.58		(.39)
12/31/09	11.38	(.04)	—	[6]	(.04)	(.02)	—	[6]	(.02)	11.32	(.33)	664.58			.58		(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—		(.19)	11.38	1.90	1,023.57			.54		1.73
12/31/07	11.56	.54	—	[6]	.54	(.75)	—		(.75)	11.35	4.73	452.58			.55		4.61
Class 3
6/30/12[3,4]	11.30	(.02)	—	[6]	(.02)	—	—		—	11.28	(.18)	13.52		[5]	.52	[5]	(.42)[5]
12/31/11	11.34	(.04)	—	[6]	(.04)	—	—		—	11.30	(.35)	12.51			.51		(.40)
12/31/10	11.38	(.04)	—	[6]	(.04)	—	—		—	11.34	(.35)	13.51			.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	—	[6]	(.02)	11.38	(.31)	17.51			.51		(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—		(.19)	11.44	1.99	25.50			.47		1.91
12/31/07	11.60	.55	—	[6]	.55	(.75)	—		(.75)	11.40	4.83	20.51			.48		4.70

		Year ended December 31

Portfolio turnover rate for all share classes	Six months ended June 30, 2012[3,4]	2011		2010	2009	2008		2007

Global Discovery Fund	14%	45%		61%	60%	46%		50%
Global Growth Fund	7	28		28	43	38		38
Global Small Capitalization Fund	22	44		47	55	47		49
Growth Fund	9	19		28	37	26		40
International Fund	9	24		25	46	52		41
New World Fund	15	22		18	25	32		34
Blue Chip Income and Growth Fund	19	27		22	22	24		27
Global Growth and Income Fund	12	25		30	47	36		36
Growth-Income Fund	14	22		22	24	31		24
International Growth and Income Fund	17	48		31	21	—	[7]	—
Asset Allocation Fund	31	43		46	41	36		29
Global Balanced Fund	35	34	[8]	—	—	—		—
Bond Fund	134	163		187	125	63		57
Global Bond Fund	82	101		106	86	118		85
High-Income Bond Fund	22	51		54	47	29		32
Mortgage Fund	265	480	[8]	—	—	—		—
U.S. Government/AAA-Rated Securities Fund	207	234		208	100	108		91
Cash Management Fund	—	—		—	—	—		—

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Annualized.
[6]	Amount less than $.01.
[7]	From November 18, 2008, commencement of operations.
[8]	From May 2, 2011, commencement of operations.

See Notes to Financial Statements

American Funds Insurance Series

101

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2012, through June 30, 2012).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

102

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,118.16	$3.21	.61%
Class 1 — assumed 5% return	1,000.00	1,021.83	3.07	.61

Class 2 — actual return	1,000.00	1,116.91	4.53	.86
Class 2 — assumed 5% return	1,000.00	1,020.59	4.32	.86

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,090.81	$2.91	.56%
Class 1 — assumed 5% return	1,000.00	1,022.08	2.82	.56

Class 2 — actual return	1,000.00	1,089.31	4.21	.81
Class 2 — assumed 5% return	1,000.00	1,020.84	4.07	.81

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,063.79	$3.85	.75%
Class 1 — assumed 5% return	1,000.00	1,021.13	3.77	.75

Class 2 — actual return	1,000.00	1,062.48	5.13	1.00
Class 2 — assumed 5% return	1,000.00	1,019.89	5.02	1.00

Growth Fund
Class 1 — actual return	$1,000.00	$1,083.21	$1.81	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35

Class 2 — actual return	1,000.00	1,081.86	3.11	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60

Class 3 — actual return	1,000.00	1,082.03	2.74	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53

International Fund
Class 1 — actual return	$1,000.00	$1,045.71	$2.75	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 2 — actual return	1,000.00	1,044.07	4.01	.79
Class 2 — assumed 5% return	1,000.00	1,020.93	3.97	.79

Class 3 — actual return	1,000.00	1,044.00	3.66	.72
Class 3 — assumed 5% return	1,000.00	1,021.28	3.62	.72

New World Fund
Class 1 — actual return	$1,000.00	$1,048.41	$4.02	.79%
Class 1 — assumed 5% return	1,000.00	1,020.93	3.97	.79

Class 2 — actual return	1,000.00	1,047.28	5.29	1.04
Class 2 — assumed 5% return	1,000.00	1,019.69	5.22	1.04

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,086.22	$2.23	.43%
Class 1 — assumed 5% return	1,000.00	1,022.73	2.16	.43

Class 2 — actual return	1,000.00	1,085.33	3.53	.68
Class 2 — assumed 5% return	1,000.00	1,021.48	3.42	.68

See end of table for footnote.

American Funds Insurance Series

103

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,058.65	$3.17	.62%
Class 1 — assumed 5% return	1,000.00	1,021.78	3.12	.62

Class 2 — actual return	1,000.00	1,056.10	4.45	.87
Class 2 — assumed 5% return	1,000.00	1,020.54	4.37	.87

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,085.83	$1.50	.29%
Class 1 — assumed 5% return	1,000.00	1,023.42	1.46	.29

Class 2 — actual return	1,000.00	1,084.67	2.80	.54
Class 2 — assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 3 — actual return	1,000.00	1,085.10	2.44	.47
Class 3 — assumed 5% return	1,000.00	1,022.53	2.36	.47

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,064.18	$3.80	.74%
Class 1 — assumed 5% return	1,000.00	1,021.18	3.72	.74

Class 2 — actual return	1,000.00	1,062.82	5.08	.99
Class 2 — assumed 5% return	1,000.00	1,019.94	4.97	.99

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,080.11	$1.60	.31%
Class 1 — assumed 5% return	1,000.00	1,023.32	1.56	.31

Class 2 — actual return	1,000.00	1,078.99	2.89	.56
Class 2 — assumed 5% return	1,000.00	1,022.08	2.82	.56

Class 3 — actual return	1,000.00	1,079.14	2.53	.49
Class 3 — assumed 5% return	1,000.00	1,022.43	2.46	.49

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,046.53	$3.66	.72%
Class 1 — assumed 5% return	1,000.00	1,021.28	3.62	.72

Class 2 — actual return	1,000.00	1,044.39	4.93	.97
Class 2 — assumed 5% return	1,000.00	1,020.04	4.87	.97

Bond Fund
Class 1 — actual return	$1,000.00	$1,031.68	$1.97	.39%
Class 1 — assumed 5% return	1,000.00	1,022.92	1.96	.39

Class 2 — actual return	1,000.00	1,030.64	3.23	.64
Class 2 — assumed 5% return	1,000.00	1,021.68	3.22	.64

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,029.93	$2.88	.57%
Class 1 — assumed 5% return	1,000.00	1,022.03	2.87	.57

Class 2 — actual return	1,000.00	1,028.79	4.14	.82
Class 2 — assumed 5% return	1,000.00	1,020.79	4.12	.82

American Funds Insurance Series

104

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,062.17	$2.46	.48%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.41	.48

Class 2 — actual return	1,000.00	1,061.53	3.74	.73
Class 2 — assumed 5% return	1,000.00	1,021.23	3.67	.73

Class 3 — actual return	1,000.00	1,061.76	3.38	.66
Class 3 — assumed 5% return	1,000.00	1,021.58	3.32	.66

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,018.14	$2.26	.45%
Class 1 — assumed 5% return	1,000.00	1,022.63	2.26	.45

Class 2 — actual return	1,000.00	1,017.18	3.51	.70
Class 2 — assumed 5% return	1,000.00	1,021.38	3.52	.70

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,015.23	$1.75	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35

Class 2 — actual return	1,000.00	1,014.23	3.00	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60

Class 3 — actual return	1,000.00	1,014.94	2.66	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.12	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.17	1.71	.34

Class 2 — actual return	1,000.00	998.22	2.93	.59
Class 2 — assumed 5% return	1,000.00	1,021.93	2.97	.59

Class 3 — actual return	1,000.00	998.23	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.28	2.61	.52

* The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Funds Insurance Series

105

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Bingham McCutchen LLP
6455 Irvine Center Drive	355 South Grand Avenue, Suite 4400
Irvine, CA 92618	Los Angeles, CA 90071-3106

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2012, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2012, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

106

The American Funds Insurance Series difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach	Proven system	Superior long-term track record

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. AFIS portfolio counselors average 25 years of investment experience, including 21 years at our company,[1] reflecting a career commitment to our long-term approach.

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Our AFIS equity funds have beaten their comparable Lipper indexes or averages in 89% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes or averages in 63% of 10-year periods and 73% of 20-year periods.[2] AFIS fund management fees have been among the lowest in the industry.[3]

[1]	As of May 2012.
[2]

Based on Class 2 share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the inception of the comparable Lipper indexes or averages. The comparable Lipper indexes and averages are: Multi-Cap Growth Funds Index (Global Discovery Fund), Global Funds Index (Global Growth Fund), Global Small-Cap Funds Average (Global Small Capitalization Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Corporate Debt A-Rated Bond Funds Average (Bond Fund), High Current Yield Funds Index (High-Income Bond Fund), General U.S. Government Funds Average (U.S. Government/AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Lit. No. INGESR-995-0812P Litho in USA RCG/RRD/6311-S33189

Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UAMER (0612-082412)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item  6.  Schedule of Investments.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ING ARTIO FOREIGN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 80.0%
		Australia: 0.5%
94,859		Newcrest Mining Ltd.	2,207,473	0.5

		Canada: 5.6%
158,967		Barrick Gold Corp.	5,988,001	1.3
35,698	L	Cenovus Energy, Inc.	1,135,001	0.2
41,671		GoldCorp, Inc.	1,568,853	0.3
262,051	@,L	Ivanhoe Mines Ltd.	2,584,218	0.6
154,793		Potash Corp. of Saskatchewan, Inc.	6,765,827	1.4
301,029		Suncor Energy, Inc.	8,704,738	1.8
			26,746,638	5.6

		China: 4.7%
582,000	L	Agricultural Bank of China Ltd.	235,719	0.0
84,500		Anhui Conch Cement Co., Ltd.	232,499	0.0
19,946	@	Baidu.com ADR	2,293,391	0.5
2,145,000		Bank of China Ltd.	823,948	0.2
673,000		Bank of Communications Co., Ltd.	456,781	0.1
855,200		Belle International Holdings	1,465,095	0.3
367,980	@,L	Zoomlion Heavy Industry Science and Technology Co. Ltd	473,292	0.1
410,000		China Citic Bank	211,936	0.0
2,325,000		China Construction Bank	1,606,283	0.3
105,500		China Merchants Bank Co., Ltd.	200,037	0.0
247,500		China Mobile Ltd.	2,716,929	0.6
482,000	L	China National Building Material Co., Ltd.	526,595	0.1
994,000		China Petroleum & Chemical Corp.	888,365	0.2
336,000		China Resources Enterprise	1,003,889	0.2
473,000		CNOOC Ltd.	953,625	0.2
1,908,000		Dongfeng Motor Group Co., Ltd.	2,982,310	0.6
170,000		Golden Eagle Retail Group Ltd.	348,192	0.1
2,256,000		Industrial and Commercial Bank of China Ltd.	1,264,688	0.3
844,000	L	Intime Department Store Group Co. Ltd.	834,566	0.2
966,000		PetroChina Co., Ltd.	1,250,257	0.3
28,832		Tencent Holdings Ltd.	851,446	0.2
320,000	L	Tingyi Cayman Islands Holding Corp.	824,450	0.2
			22,444,293	4.7

		Czech Republic: 1.6%
42,673		Komercni Banka AS	7,444,360	1.6

		Denmark: 1.1%
35,001		Novo-Nordisk A/S	5,076,435	1.1

		Finland: 0.4%
94,735		Fortum OYJ	1,799,062	0.4

		France: 7.2%
46,153		BNP Paribas	1,779,420	0.4
75,163		Cie Generale D’Optique Essilor International S.A.	6,982,642	1.5
49,492		Eutelsat Communications	1,522,464	0.3
72,332		Gaz de France	1,724,966	0.4
83,946		Groupe Danone	5,216,971	1.1
14,942	L	Iliad SA	2,163,678	0.4
29,199		LVMH Moet Hennessy Louis Vuitton S.A.	4,443,802	0.9
7,867		PPR	1,121,298	0.2
67,951		Sanofi-Aventis	5,143,959	1.1
56,861		Schneider Electric S.A.	3,160,552	0.7
39,208	@	Societe Generale	919,413	0.2
			34,179,165	7.2

		Germany: 5.7%
15,764		Bayerische Motoren Werke AG	1,140,810	0.2
10,205		Brenntag AG	1,129,364	0.2
26,596		DaimlerChrysler AG	1,195,211	0.3
35,513		Deutsche Bank AG	1,281,782	0.3
49,550		Deutsche Post AG	876,714	0.2
123,409		Deutsche Telekom AG	1,352,497	0.3
171,371		E.ON AG	3,703,186	0.8
79,811		Fresenius AG	8,263,469	1.8
12,265		Henkel KGaA	680,609	0.1
47,670		Henkel KGaA - Vorzug	3,167,481	0.7
62,861		RWE AG	2,570,679	0.5
27,526		SAP AG	1,629,967	0.3
			26,991,769	5.7

		Hong Kong: 2.5%
46,000		Cheung Kong Holdings Ltd.	567,930	0.1
675,815		China Merchants Holdings International Co., Ltd.	2,067,487	0.5
1,497,000		Hang Lung Properties Ltd.	5,120,667	1.1
75,000		Hutchison Whampoa Ltd.	650,543	0.1
1,274,578		Li & Fung Ltd.	2,467,903	0.5
320,000		Zhuzhou CSR Times Electric Co., Ltd.	878,990	0.2
			11,753,520	2.5

		India: 0.6%
76,277		Adani Enterprises Ltd.	306,545	0.0
68,949		Jsw Steel Ltd.	845,461	0.2
368,747		Adani Ports and Special Economic Zone	805,140	0.2
29,243		State Bank of India Ltd.	1,140,687	0.2
			3,097,833	0.6

See Accompanying Notes to Financial Statements

1

ING ARTIO FOREIGN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

		Israel: 0.5%
56,114		Teva Pharmaceutical Industries Ltd. ADR	2,213,136	0.5

		Italy: 0.4%
612,707		Intesa Sanpaolo S.p.A.	872,035	0.2
23,560		Saipem S.p.A.	1,049,231	0.2
			1,921,266	0.4

		Japan: 13.8%
44,116		Aisin Seiki Co., Ltd.	1,474,704	0.3
52,600		Bridgestone Corp.	1,207,912	0.3
39,800		Daikin Industries Ltd.	1,120,861	0.2
26,694		Fanuc Ltd.	4,387,990	0.9
203,317		Hitachi Ltd.	1,253,620	0.3
163,120		Honda Motor Co., Ltd.	5,692,162	1.2
771,717		Isuzu Motors Ltd.	4,133,612	0.9
272,646		Itochu Corp.	2,865,690	0.6
333		KDDI Corp.	2,148,154	0.4
196,228		Komatsu Ltd.	4,684,225	1.0
129,664		Mitsubishi Corp.	2,621,066	0.6
183,286		Mitsubishi Electric Corp.	1,533,456	0.3
79,300		Mitsui & Co., Ltd.	1,178,386	0.2
51,600		Nikon Corp.	1,570,742	0.3
401,771		Nissan Motor Co., Ltd.	3,815,109	0.8
28,800		Nitto Denko Corp.	1,233,928	0.3
18,911		SMC Corp.	3,278,746	0.7
85,900		Softbank Corp.	3,197,514	0.7
151,747		Suzuki Motor Corp.	3,115,803	0.7
231,135		Toyota Motor Corp.	9,329,122	2.0
91,200		Uni-Charm Corp.	5,191,218	1.1
			65,034,020	13.8

		Luxembourg: 0.4%
80,056		SES S.A.	1,892,829	0.4

		Macau: 1.2%
964,800		Sands China Ltd.	3,103,788	0.6
1,138,500	@,L	Wynn Macau Ltd.	2,686,523	0.6
			5,790,311	1.2

		Mexico: 0.5%
453,442		Grupo Financiero Banorte SA de CV	2,343,403	0.5

		Netherlands: 4.4%
29,542		ASML Holding NV	1,517,165	0.3
78,970		Reed Elsevier NV	900,928	0.2
366,569		Royal Dutch Shell PLC - Class A	12,350,764	2.6
167,266		Unilever NV	5,587,608	1.2
9,334	@	Ziggo NV	297,490	0.1
			20,653,955	4.4

		Russia: 1.3%
2,285,111	@	Sberbank	6,095,511	1.3

		South Korea: 1.4%
6,367		Samsung Electronics Co., Ltd.	6,742,573	1.4

		Spain: 0.7%
233,741		Banco Santander Central Hispano S.A.	1,546,259	0.3
87,245		Banco Bilbao Vizcaya Argentaria S.A.	623,049	0.1

248,397		Iberdrola S.A.	1,172,740	0.3
			3,342,048	0.7

		Sweden: 1.3%
80,153		Atlas Copco AB - Class A	1,724,955	0.4
84,822		Elekta AB	3,876,004	0.8
75,339		TeliaSonera AB	481,320	0.1
			6,082,279	1.3

		Switzerland: 8.2%
46,865	@	ABB Ltd.	765,221	0.2
20,538	@	Dufry Group	2,489,384	0.5
4,557		Flughafen Zuerich AG	1,600,736	0.3
125,117		Nestle S.A.	7,466,716	1.6
157,457		Novartis AG	8,803,628	1.9
24,394		Roche Holding AG - Genusschein	4,213,649	0.9
4,029		Swatch Group AG - BR	1,592,428	0.3
46,244	@	Swiss Re Ltd.	2,915,305	0.6
15,101		Syngenta AG	5,169,453	1.1
156,513	@	UBS AG - Reg	1,831,543	0.4
7,550	@	Zurich Financial Services AG	1,707,236	0.4
			38,555,299	8.2

		Taiwan: 1.1%
284,000		Hon Hai Precision Industry Co., Ltd.	858,688	0.2
1,551,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,245,813	0.9
			5,104,501	1.1

		United Kingdom: 14.9%
58,951		Amec PLC	929,327	0.2
217,412		ARM Holdings PLC	1,722,467	0.4
381,231		Barclays PLC	974,139	0.2
232,078		BG Group PLC	4,750,966	1.0
216,245		BHP Billiton PLC	6,146,192	1.3
222,191		Centrica PLC	1,110,943	0.2
210,656		Compass Group PLC	2,211,256	0.5
172,911		CRH PLC	3,335,977	0.7
297,956		Diageo PLC	7,679,793	1.6
310,581		GlaxoSmithKline PLC	7,054,531	1.5
784,855		HSBC Holdings PLC	6,915,997	1.5
286,647		National Grid PLC	3,037,885	0.7
79,556	@	Premier Oil PLC	422,682	0.1
69,772		Reckitt Benckiser PLC	3,687,928	0.8
22,633		Rio Tinto PLC	1,075,600	0.2
248,756	@	Rolls-Royce Holdings PLC	3,352,662	0.7
26,368,136	@	Rolls-Royce Holdings PLC C Share	41,296	0.0
4,022,414		Vodafone Group PLC	11,305,994	2.4
282,885		WPP PLC	3,434,144	0.7
84,194		Xstrata PLC	1,058,603	0.2
			70,248,382	14.9
	Total Common Stock (Cost $387,032,287)		377,760,061	80.0

EXCHANGE-TRADED FUNDS: 5.3%
581,313		iShares MSCI Emerging Markets Index Fund	22,781,656	4.8
26,024		Market Vectors Gold Miners ETF	1,165,095	0.3

See Accompanying Notes to Financial Statements

2

ING ARTIO FOREIGN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

7,500	@	SPDR Gold Trust	1,163,925	0.2

	Total Exchange-Traded Funds (Cost $24,599,558)		25,110,676	5.3

PREFERRED STOCK: 0.6%
		Germany: 0.6%
18,557		Volkswagen AG	2,939,954	0.6

	Total Preferred Stock (Cost $2,973,823)		2,939,954	0.6

RIGHTS: 0.1%
		Canada: 0.1%
262,051	@,L	Ivanhoe Mines Ltd.	236,801	0.1

	Total Rights (Cost $–)		236,801	0.1

Principal Amount†			Value	Percentage of Net Assets
STRUCTURED PRODUCTS: 0.1%
		Ireland: 0.1%
75,714	@,Z	Ryanair Holdings Equity-Linked Notes (Counterparty: Barclays Bank PLC), 11/02/12	383,265	0.1

	Total Structured Products (Cost $356,885)		383,265	0.1

	Total Long-Term Investments (Cost $414,962,553)		406,430,757	86.1

SHORT-TERM INVESTMENTS: 8.9%
		Securities Lending Collateralcc(1): 1.8%
1,995,388		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,995,419, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $2,035,296, due 05/01/32-06/01/42)	1,995,388	0.4
1,995,388		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,995,421, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,035,296, due 07/01/42-02/20/61)	1,995,388	0.4

1,995,388	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,995,418, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $2,035,296, due 04/01/24-06/01/42)	1,995,388	0.5
1,995,388	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,995,429, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,035,296, due 10/01/14-02/25/44)	1,995,388	0.4
420,079	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $420,086, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $428,481, due 07/01/21-04/01/42)	420,079	0.1
		8,401,631	1.8

Shares		Value	Percentage of Net Assets
		Mutual Funds: 7.1%
33,693,653	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $33,693,653)	33,693,653	7.1

	Total Short-Term Investments (Cost $42,095,284)	42,095,284	8.9

	Total Investments in Securities (Cost $457,057,837)	$448,526,041	95.0
	Assets in Excess of Other Liabilities	23,691,871	5.0

	Net Assets	$472,217,912	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements

3

ING ARTIO FOREIGN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $464,507,313.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$21,584,611
Gross Unrealized Depreciation	(37,565,883)

Net Unrealized Depreciation	$(15,981,272)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	14.5%
Consumer Staples	8.6
Energy	6.8
Exchange-Traded Funds	5.3
Financials	10.3
Health Care	11.1
Industrials	8.3
Information Technology	4.5
Materials	8.3
Rights	0.1
Telecommunication Services	5.0
Utilities	3.3
Short-Term Investments	8.9
Assets in Excess of Other Liabilities	5.0

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$2,207,473	$–	$2,207,473
Canada	26,746,638	–	–	26,746,638
China	2,293,391	20,150,902	–	22,444,293
Czech Republic	–	7,444,360	–	7,444,360
Denmark	–	5,076,435	–	5,076,435
Finland	–	1,799,062	–	1,799,062
France	–	34,179,165	–	34,179,165
Germany	–	26,991,769	–	26,991,769
Hong Kong	–	11,753,520	–	11,753,520
India	–	3,097,833	–	3,097,833
Israel	2,213,136	–	–	2,213,136
Italy	–	1,921,266	–	1,921,266
Japan	–	65,034,020	–	65,034,020
Luxembourg	–	1,892,829	–	1,892,829
Macau	–	5,790,311	–	5,790,311
Mexico	2,343,403	–	–	2,343,403
Netherlands	297,490	20,356,465	–	20,653,955
Russia	6,095,511	–	–	6,095,511
South Korea	–	6,742,573	–	6,742,573
Spain	–	3,342,048	–	3,342,048
Sweden	–	6,082,279	–	6,082,279

See Accompanying Notes to Financial Statements

4

ING ARTIO FOREIGN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Switzerland	–	38,555,299	–	38,555,299
Taiwan	–	5,104,501	–	5,104,501
United Kingdom	–	70,248,382	–	70,248,382

Total Common Stock	39,989,569	337,770,492	–	377,760,061

Exchange-Traded Funds	25,110,676	–	–	25,110,676
Preferred Stock	–	2,939,954	–	2,939,954
Rights	236,801	–	–	236,801
Structured Products	–	383,265	–	383,265
Short-Term Investments	33,693,653	8,401,631	–	42,095,284

Total Investments, at fair value	$99,030,699	$349,495,342	$–	$448,526,041

Other Financial Instruments+
Futures	423,136	–	–	423,136

Total Assets	$99,453,835	$349,495,342	$–	$448,949,177

Liabilities Table
Other Financial Instruments+
Futures	$(1,786)	$–	$–	$(1,786)
Forward Foreign Currency Contracts	–	(140,845)	–	(140,845)

Total Liabilities	$(1,786)	$(140,845)	$–	$(142,631)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	EU Euro	9,202,498	Buy	09/19/12	$11,681,099	$11,655,047	$(26,052)
JPMorgan Chase & Co.	British Pound	1,471,846	Buy	09/19/12	2,310,356	2,304,638	(5,718)

							$(31,770)

JPMorgan Chase & Co.	British Pound	1,471,846	Sell	09/19/12	$2,292,488	$2,304,638	$(12,150)
JPMorgan Chase & Co.	EU Euro	1,902,111	Sell	09/19/12	2,365,694	2,409,041	(43,347)
JPMorgan Chase & Co.	EU Euro	7,300,386	Sell	09/19/12	9,192,428	9,246,006	(53,578)

							$(109,075)

ING Artio Foreign Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Euro STOXX 50®	333	09/21/12	$9,502,847	$262,133
FTSE 100 Index	54	09/21/12	4,670,906	(1,786)
NIKKEI 225 (SGX)	106	09/13/12	4,836,250	149,553
S&P/TSX 60 Index	36	09/20/12	4,677,419	11,450

			$23,687,422	$421,350

Sector Diversification	Percentage of Net Assets

Consumer Discretionary	14.5%
Consumer Staples	8.6
Energy	6.8
Exchange-Traded Funds	5.3
Financials	10.3

See Accompanying Notes to Financial Statements

5

ING ARTIO FOREIGN PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Health Care	11.1
Industrials	8.3
Information Technology	4.5
Materials	8.3
Rights	0.1
Telecommunication Services	5.0
Utilities	3.3
Short-Term Investments	8.9
Assets in Excess of Other Liabilities	5.0

Net Assets	100.0%

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets-Unrealized appreciation*	$423,136

Total Asset Derivatives		$423,136

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$140,845
Equity contracts	Net Assets-Unrealized depreciation*	1,786

Total Liability Derivatives		$142,631

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolios Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Equity contracts	$-	$658,259	$658,259
Foreign exchange contracts	47,352	-	47,352

Total	$47,352	$658,259	$705,611

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Equity contracts	$-	$290,202	$290,202
Foreign exchange contracts	(247,086)	-	(247,086)

Total	$(247,086)	$290,202	$43,116

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

6

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Consumer Staples: 1.6%
108,800		Brazil Pharma SA	583,950	0.3
62,700		CVS Caremark Corp.	2,929,971	1.3
			3,513,921	1.6

		Health Care: 93.4%
47,285	@	3SBio, Inc. ADR ADR	645,440	0.3
61,900		Abbott Laboratories	3,990,693	1.8
17,687	@	Acadia Healthcare Co., Inc.	310,230	0.1
33,800	@,L	Achillion Pharmaceuticals, Inc.	209,560	0.1
66,400	@	Acorda Therapeutics, Inc.	1,564,384	0.7
41,114		Aetna, Inc.	1,593,990	0.7
15,511	@	Affymax, Inc.	199,782	0.1
31,141		Agilent Technologies, Inc.	1,221,973	0.5
69,996	@	Alexion Pharmaceuticals, Inc.	6,950,603	3.1
81,874	@	Align Technology, Inc.	2,739,504	1.2
55,518		Allergan, Inc.	5,139,301	2.3
10,895	@	Alnylam Pharmaceuticals, Inc.	127,145	0.1
8,300	@	AMERIGROUP Corp.	547,053	0.2
16,500		AmerisourceBergen Corp.	649,275	0.3
104,119		Amgen, Inc.	7,604,852	3.4
38,600	@	Amylin Pharmaceuticals, Inc.	1,089,678	0.5
150,594	@	Ariad Pharmaceuticals, Inc.	2,591,723	1.2
38,900	@	Arqule, Inc.	230,677	0.1
39,600		Baxter International, Inc.	2,104,740	0.9
23,300		Bayer AG	1,678,986	0.8
7,500		Becton Dickinson & Co.	560,625	0.2
53,440	@	Biogen Idec, Inc.	7,715,667	3.5
31,900	@	BioMarin Pharmaceuticals, Inc.	1,262,602	0.6
32,034		Bristol-Myers Squibb Co.	1,151,622	0.5
33,500	@	Brookdale Senior Living, Inc.	594,290	0.3
49,503		Cardinal Health, Inc.	2,079,126	0.9
13,800	@	CareFusion Corp.	354,384	0.2
88,662	@	Celgene Corp.	5,688,554	2.6
15,600	@	Cepheid, Inc.	698,100	0.3
36,900	@	Cerner Corp.	3,050,154	1.4
22,872	@	ChemoCentryx, Inc.	343,080	0.2
40,900		Cigna Corp.	1,799,600	0.8
30,100		Cooper Cos., Inc.	2,400,776	1.1
82,510		Covidien PLC	4,414,285	2.0
19,300		CSL Ltd.	782,841	0.4
42,400	@	Cubist Pharmaceuticals, Inc.	1,607,384	0.7
25,971	@	Cyberonics	1,167,137	0.5
77,800		Densply International, Inc.	2,941,618	1.3
29,100	@	Edwards Lifesciences Corp.	3,006,030	1.3
64,700	@	Elan Corp. PLC ADR	943,973	0.4

77,000		Eli Lilly & Co.	3,304,070	1.5
35,000	@	Endo Pharmaceuticals Holdings, Inc.	1,084,300	0.5
168,100	@,L	Exelixis, Inc.	929,593	0.4
92,466	@	Express Scripts Holding Co.	5,162,377	2.3
15,900	@	Forest Laboratories, Inc.	556,341	0.2
6,448	@	Genmab A/S	64,517	0.0
16,200	@	Genomic Health, Inc.	541,080	0.2
52,010	@	Gilead Sciences, Inc.	2,667,073	1.2
23,100	@	Given Imaging Ltd.	364,980	0.2
49,000		GlaxoSmithKline PLC	1,112,985	0.5
24,800		HCA Holdings, Inc.	754,664	0.3
11,800	@,L	HeartWare International, Inc.	1,047,840	0.5
17,900	@	Henry Schein, Inc.	1,404,971	0.6
30,000	@	Human Genome Sciences, Inc.	393,900	0.2
7,408		Humana, Inc.	573,675	0.3
43,500	@	Icon Plc ADR	980,055	0.4
7,300	@	Idexx Laboratories, Inc.	701,749	0.3
97,200	@,L	Incyte Corp., Ltd.	2,206,440	1.0
7,196	@	Intuitive Surgical, Inc.	3,985,073	1.8
98,500		Johnson & Johnson	6,654,660	3.0
24,391	@	Life Technologies Corp.	1,097,351	0.5
26,800	@	Luminex Corp.	656,332	0.3
46,031		McKesson Corp.	4,315,406	1.9
1,546,390	@	Medipattern Corp.	394,913	0.2
33,900	@	Medivation, Inc.	3,098,460	1.4
72,288		Medtronic, Inc.	2,799,714	1.3
110,300		Merck & Co., Inc.	4,605,025	2.1
18,800		Merck KGaA	1,877,494	0.8
3,600	@	Mettler Toledo International, Inc.	561,060	0.2
28,700	@	Momenta Pharmaceuticals, Inc.	388,024	0.2
21,800		Novartis AG	1,218,867	0.5
26,749	@	Onyx Pharmaceuticals, Inc.	1,777,471	0.8
15,500		Perrigo Co.	1,827,915	0.8
286,830		Pfizer, Inc.	6,597,090	3.0
62,508	@,L	Pharmacyclics, Inc.	3,413,562	1.5
117,926	@,L	Protalix BioTherapeutics, Inc.	675,716	0.3
19,200		Quest Diagnostics	1,150,080	0.5
53,700	@	Resmed, Inc.	1,675,440	0.8
13,100		Roche Holding AG - Genusschein	2,262,802	1.0
61,400		Sanofi-Aventis	4,648,042	2.1
17,900	@	Sirona Dental Systems, Inc.	805,679	0.4
97,500		Stewart Enterprises, Inc.	696,150	0.3
79,100		Stryker Corp.	4,358,410	2.0
32,200	@	SXC Health Solutions Corp.	3,194,562	1.4
74,100	@,L	Synta Pharmaceuticals Corp.	405,327	0.2
40,100		Teva Pharmaceutical Industries Ltd. ADR	1,581,544	0.7
26,108	@,L	Theravance, Inc.	580,120	0.3
29,600		Thermo Fisher Scientific, Inc.	1,536,536	0.7
18,100	@	Thoratec Corp.	607,798	0.3
21,400		UCB S.A.	1,081,031	0.5

See Accompanying Notes to Financial Statements

7

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

130,393		UnitedHealth Group, Inc.	7,627,990	3.4
23,900		Universal Health Services, Inc.	1,031,524	0.5
23,800	@	Valeant Pharmaceuticals International, Inc.	1,066,002	0.5
29,900	@	Varian Medical Systems, Inc.	1,817,023	0.8
77,167	@	VCA Antech, Inc.	1,696,131	0.8
24,680	@,L	Verastem, Inc.	251,736	0.1
67,620	@	Vertex Pharmaceuticals, Inc.	3,781,310	1.7
9,632	@	Waters Corp.	765,455	0.3
46,400	@	Watson Pharmaceuticals, Inc.	3,433,136	1.5
63,600		WellPoint, Inc.	4,057,044	1.8
2,506	@	William Demant Holding	225,259	0.1
65,500		Zimmer Holdings, Inc.	4,215,580	1.9
			208,097,891	93.4

		Industrials: 0.5%
59,729		Koninklijke Philips Electronics NV	1,177,003	0.5

	Total Common Stock (Cost $193,637,816)		212,788,815	95.5

WARRANTS: 0.0%
		Health Care: 0.0%
133,228	@	Novavax, Inc.	7,994	0.0

	Total Warrants (Cost $–)		7,994	0.0

	Total Long-Term Investments (Cost $193,637,816)		212,796,809	95.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.0%
		Securities Lending Collateralcc(1): 3.7%
1,920,420		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $1,920,456, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,958,828, due 04/20/61-05/15/42)	1,920,420	0.9

1,920,420	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,920,452, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,958,828, due 07/01/42-02/20/61)	1,920,420	0.9
1,920,420	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $1,920,444, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $1,958,830, due 06/15/15)	1,920,420	0.8
1,920,420	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,920,459, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,958,828, due 10/01/14-02/25/44)	1,920,420	0.9
404,299	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $404,306, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $412,385, due 07/01/21-04/01/42)	404,299	0.2
		8,085,979	3.7

Shares		Value	Percentage of Net Assets
		Mutual Funds: 3.3%
7,413,437	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,413,437)	7,413,437	3.3

	Total Short-Term Investments (Cost $15,499,416)	15,499,416	7.0

See Accompanying Notes to Financial Statements

8

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Total Investments in Securities (Cost $209,137,232)	$228,296,225	102.5
Liabilities in Excess of
Other Assets	(5,543,842)	(2.5)

Net Assets	$222,752,383	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $210,182,886.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$23,085,791
Gross Unrealized Depreciation	(4,972,452)

Net Unrealized Appreciation	$18,113,339

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$3,513,921	$–	$–	$3,513,921
Health Care	193,145,067	14,952,824	–	208,097,891
Industrials	–	1,177,003	–	1,177,003

Total Common Stock	196,658,988	16,129,827	–	212,788,815

Warrants	–	7,994	–	7,994
Short-Term Investments	7,413,437	8,085,979	–	15,499,416

Total Investments, at fair value	$204,072,425	$24,223,800	$–	$228,296,225

Other Financial Instruments+
Forward Foreign Currency Contracts	–	849,332	–	849,332

Total Assets	$204,072,425	$25,073,132	$–	$229,145,557

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(139,795)	$–	$(139,795)

Total Liabilities	$–	$(139,795)	$–	$(139,795)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

9

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	Swiss Franc	200,000	Buy	07/18/12	$207,639	$210,804	$3,165
Citigroup, Inc.	Swedish Krona	3,976,000	Buy	07/18/12	563,192	574,385	11,193
Citigroup, Inc.	British Pound	429,800	Buy	07/18/12	695,647	673,104	(22,543)
Citigroup, Inc.	Swiss Franc	1,900,000	Buy	07/18/12	2,058,938	2,002,640	(56,298)
Deutsche Bank AG	EU Euro	1,207,000	Buy	07/18/12	1,508,164	1,527,683	19,519
Royal Bank of Scotland Group PLC	Danish Krone	1,074,800	Buy	07/18/12	191,560	183,038	(8,522)
Royal Bank of Scotland Group PLC	Swiss Franc	2,330,000	Buy	07/18/12	2,480,000	2,455,868	(24,132)

							$(77,618)

Deutsche Bank AG	EU Euro	273,000	Sell	07/18/12	$339,320	$345,532	$(6,212)
Deutsche Bank AG	EU Euro	1,233,500	Sell	07/18/12	1,541,849	1,561,222	(19,373)
Citigroup, Inc.	Danish Krone	142,000	Sell	07/18/12	23,783	24,183	(400)
Citigroup, Inc.	Australian Dollar	43,000	Sell	07/18/12	43,700	43,933	(233)
Citigroup, Inc.	EU Euro	178,000	Sell	07/18/12	226,129	225,292	837
Citigroup, Inc.	Swiss Franc	34,000	Sell	07/18/12	35,309	35,837	(528)
Citigroup, Inc.	Australian Dollar	23,000	Sell	07/18/12	22,589	23,499	(910)
Citigroup, Inc.	British Pound	36,000	Sell	07/18/12	55,736	56,380	(644)
Citigroup, Inc.	Swiss Franc	739,000	Sell	07/18/12	812,611	778,921	33,690
Citigroup, Inc.	Swiss Franc	986,000	Sell	07/18/12	1,078,925	1,039,265	39,660
Citigroup, Inc.	Swiss Franc	401,000	Sell	07/18/12	439,080	422,662	16,418
Citigroup, Inc.	Swiss Franc	991,000	Sell	07/18/12	1,090,739	1,044,534	46,205
Citigroup, Inc.	Swiss Franc	3,708,000	Sell	07/18/12	4,046,599	3,908,309	138,290
Citigroup, Inc.	Australian Dollar	549,000	Sell	07/18/12	562,634	560,913	1,721
Citigroup, Inc.	EU Euro	6,732,000	Sell	07/18/12	8,965,455	8,520,591	444,864
Citigroup, Inc.	Canadian Dollar	170,000	Sell	07/18/12	171,143	166,910	4,233
Citigroup, Inc.	Swedish Krona	3,799,000	Sell	07/18/12	574,612	548,816	25,796
Citigroup, Inc.	Swiss Franc	330,000	Sell	07/18/12	359,736	347,827	11,909
Citigroup, Inc.	EU Euro	17,000	Sell	07/18/12	22,254	21,517	737
Deutsche Bank AG	Swedish Krona	177,000	Sell	07/18/12	26,053	25,570	483
Deutsche Bank AG	Danish Krone	1,101,000	Sell	07/18/12	193,459	187,500	5,959
Deutsche Bank AG	British Pound	1,350,000	Sell	07/18/12	2,142,252	2,114,218	28,034
Deutsche Bank AG	Swiss Franc	113,000	Sell	07/18/12	119,506	119,104	402
Royal Bank of Scotland Group PLC	EU Euro	198,000	Sell	07/18/12	258,837	250,606	8,231
Royal Bank of Scotland Group PLC	British Pound	34,000	Sell	07/18/12	54,276	53,247	1,029
Royal Bank of Scotland Group PLC	Danish Krone	1,116,000	Sell	07/18/12	197,011	190,054	6,957

							$787,155

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$849,332

Total Asset Derivatives		$849,332

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$139,795

Total Liability Derivatives		$139,795

See Accompanying Notes to Financial Statements

10

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*

Foreign exchange contracts	$38,549

Total	$38,549

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*

Foreign exchange contracts	$109,717

Total	$109,717

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

11

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Australia: 8.9%
906,400		Centro Retail Australia	1,839,662	0.7
3,341,271		Dexus Property Group	3,197,277	1.2
736,920		Goodman Group	2,790,307	1.0
329,140		GPT Group	1,113,335	0.4
858,725		Investa Office Fund	2,396,442	0.9
413,410		Mirvac Group	543,213	0.2
524,820		Stockland	1,665,727	0.6
734,202		Westfield Group	7,188,855	2.6
1,233,152	L	Westfield Retail Trust	3,617,068	1.3
			24,351,886	8.9

		Brazil: 0.2%
34,400		Sonae Sierra Brasil SA	496,518	0.2

		Canada: 2.2%
28,000		Boardwalk Real Estate Investment Trust	1,611,904	0.6
46,400		Brookfield Properties Co.	808,288	0.3
19,700	L	Calloway Real Estate Investment Trust	541,794	0.2
21,100	L	Canadian Real Estate Investment Trust	842,674	0.3
23,800	L	Primaris Retail Real Estate	550,759	0.2
60,600	L	RioCan Real Estate Investment Trust	1,648,777	0.6
			6,004,196	2.2

		China: 1.1%
3,890,722	@	Country Garden Holdings Co. Ltd.	1,544,948	0.6
872,000		Longfor Properties Co., Ltd.	1,375,216	0.5
			2,920,164	1.1

		France: 3.7%
7,752		Fonciere Des Regions	557,359	0.2
16,640	L	ICADE	1,258,494	0.5
60,385		Klepierre	1,984,488	0.7
8,070		Societe Immobiliere de Location pour l’Industrie et le Commerce	764,513	0.3
29,342		Unibail	5,405,105	2.0
			9,969,959	3.7

		Germany: 0.8%
20,670		Deutsche Wohnen AG	347,571	0.1
53,428		GSW Immobilien AG	1,826,590	0.7
			2,174,161	0.8

		Hong Kong: 8.4%
365,959		Cheung Kong Holdings Ltd.	4,518,240	1.6
280,100		Great Eagle Holding Co.	721,268	0.3
219,000		Hang Lung Group Ltd.	1,354,114	0.5
796,694		Hang Lung Properties Ltd.	2,725,187	1.0
90,013		Hongkong Land Holdings Ltd.	519,264	0.2

510,000		Kerry Properties Ltd.	2,194,618	0.8
1,045,600		Link Real Estate Investment Trust	4,285,770	1.6
1,418,628		Sino Land Co.	2,154,141	0.8
188,400		Sun Hung Kai Properties Ltd.	2,239,878	0.8
394,392		Wharf Holdings Ltd.	2,193,198	0.8
			22,905,678	8.4

		Japan: 12.9%
285		Advance Residence Investment Corp.	554,035	0.2
38,817		Daito Trust Construction Co., Ltd.	3,679,546	1.4
63,600		Daiwa House Industry Co., Ltd.	902,160	0.3
380		Japan Real Estate Investment Corp.	3,484,127	1.3
996		Japan Retail Fund Investment Corp.	1,579,910	0.6
160		Kenedix Realty Investment Corp.	517,314	0.2
477,719		Mitsubishi Estate Co., Ltd.	8,570,662	3.1
451,582		Mitsui Fudosan Co., Ltd.	8,761,972	3.2
128		Nippon Accommodations Fund, Inc.	829,022	0.3
173	L	Nippon Building Fund, Inc.	1,672,681	0.6
80,000		Nomura Real Estate Holdings, Inc.	1,464,988	0.5
594,000		Tokyo Tatemono Co., Ltd.	2,241,561	0.8
930		United Urban Investment Corp.	1,001,590	0.4
			35,259,568	12.9

		Netherlands: 0.6%
37,495		Corio NV	1,650,810	0.6

		Singapore: 3.6%
166,000		Ascendas Real Estate Investment Trust	283,188	0.1
2,708,000		CapitaCommercial Trust	2,723,646	1.0
748,380		CapitaLand Ltd.	1,613,622	0.6
1,099,179		CapitaMall Trust	1,664,916	0.6
214,500		Frasers Centrepoint Trust	283,123	0.1
1,305,500	@	Global Logistic Properties Ltd.	2,173,344	0.8
433,000		Keppel Land Ltd.	1,114,268	0.4
			9,856,107	3.6

		Sweden: 0.5%
72,350		Castellum AB	874,976	0.3
52,590		Hufvudstaden AB	563,730	0.2
			1,438,706	0.5

		United Kingdom: 4.4%
144,997		British Land Co. PLC	1,161,060	0.4
73,310		Derwent Valley Holdings PLC	2,131,384	0.8
237,790		Great Portland Estates PLC	1,467,985	0.5

See Accompanying Notes to Financial Statements

12

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

373,789	Hammerson PLC	2,596,019	1.0
295,706	Land Securities Group PLC	3,426,027	1.3
346,800	Safestore Holdings Ltd.	552,644	0.2
201,096	Segro PLC	685,131	0.2
		12,020,250	4.4

	United States: 49.3%
27,300	American Tower Corp.	1,908,543	0.7
52,825	AvalonBay Communities, Inc.	7,473,681	2.7
75,400	Boston Properties, Inc.	8,171,098	3.0
67,700	BRE Properties, Inc.	3,386,354	1.2
206,500	DDR Corp.	3,023,160	1.1
104,400	Douglas Emmett, Inc.	2,411,640	0.9
123,000	Equity Residential	7,670,280	2.8
24,400	Essex Property Trust, Inc.	3,755,648	1.4
26,400	Federal Realty Investment Trust	2,747,976	1.0
260,982	General Growth Properties, Inc.	4,721,164	1.7
103,700	HCP, Inc.	4,578,355	1.7
74,400	Health Care Real Estate Investment Trust, Inc.	4,337,520	1.6
39,500	Highwoods Properties, Inc.	1,329,175	0.5
388,221	Host Hotels & Resorts, Inc.	6,141,656	2.3
56,300	Kilroy Realty Corp.	2,725,483	1.0
194,100	Kimco Realty Corp.	3,693,723	1.4
99,400	Liberty Property Trust	3,661,896	1.3
101,565	Macerich Co.	5,997,413	2.2
46,600	Pebblebrook Hotel Trust	1,086,246	0.4
66,200	Post Properties, Inc.	3,240,490	1.2
155,927	ProLogis, Inc.	5,181,454	1.9
31,394	Public Storage, Inc.	4,533,608	1.7
107,651	Simon Property Group, Inc.	16,756,955	6.1
67,900	SL Green Realty Corp.	5,448,296	2.0
10,200	Starwood Hotels & Resorts Worldwide, Inc.	541,008	0.2
51,200	Tanger Factory Outlet Centers, Inc.	1,640,960	0.6
42,500	Taubman Centers, Inc.	3,279,300	1.2
190,275	UDR, Inc.	4,916,706	1.8
87,970	Ventas, Inc.	5,552,667	2.0
54,431	Vornado Realty Trust	4,571,115	1.7
		134,483,570	49.3

	Total Common Stock (Cost $171,644,416)	263,531,573	96.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.4%
	Securities Lending Collateralcc(1): 3.4%
2,195,726	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $2,195,760, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $2,239,641, due 05/01/32-06/01/42)	2,195,726	0.8
2,195,726	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,195,762, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,239,641, due 07/01/42-02/20/61)	2,195,726	0.8
2,195,726	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $2,195,758, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $2,239,640, due 04/01/24-06/01/42)	2,195,726	0.8
2,195,726	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,195,771, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,239,640, due 10/01/14-02/25/44)	2,195,726	0.8

See Accompanying Notes to Financial Statements

13

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

462,257	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $462,265, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $471,502, due 07/01/21-04/01/42)	462,257	0.2
		9,245,161	3.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
8,181,621	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,181,621)	8,181,621	3.0

	Total Short-Term Investments (Cost $17,426,782)	17,426,782	6.4

	Total Investments in Securities (Cost $189,071,198)	$280,958,355	103.0
	Liabilities in Excess of Other Assets	(8,149,502)	(3.0)

	Net Assets	$272,808,853	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $220,768,074.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$85,564,324
Gross Unrealized Depreciation	(25,374,043)

Net Unrealized Appreciation	$60,190,281

Industry Diversification	Percentage of Net Assets
Retail REITs	28.1%
Diversified Real Estate Activities	14.1
Office REITs	12.8
Residential REITs	12.2
Specialized REITs	10.4
Diversified REITs	8.7
Real Estate Development	3.9
Industrial REITs	3.2
Real Estate Operating Companies	3.0
Hotels, Resorts & Cruise Lines	0.2

Short-Term Investments	6.4
Liabilities in Excess of Other Assets	(3.0)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

14

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$24,351,886	$–	$24,351,886
Brazil	496,518	–	–	496,518
Canada	6,004,196	–	–	6,004,196
China	–	2,920,164	–	2,920,164
France	–	9,969,959	–	9,969,959
Germany	–	2,174,161	–	2,174,161
Hong Kong	–	22,905,678	–	22,905,678
Japan	–	35,259,568	–	35,259,568
Netherlands	–	1,650,810	–	1,650,810
Singapore	–	9,856,107	–	9,856,107
Sweden	–	1,438,706	–	1,438,706
United Kingdom	552,644	11,467,606	–	12,020,250
United States	134,483,570	–	–	134,483,570

Total Common Stock	141,536,928	121,994,645	–	263,531,573

Short-Term Investments	8,181,621	9,245,161	–	17,426,782

Total Investments, at fair value	$149,718,549	$131,239,806	$–	$280,958,355

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

15

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 90.0%
		Consumer Discretionary: 17.0%
28,600		Adidas AG	2,049,993	0.2
92,519		Advance Auto Parts, Inc.	6,311,646	0.6
68,400		American Eagle Outfitters	1,349,532	0.1
58,600		Anhanguera Educacional Participacoes SA	743,405	0.1
28,406	@	Asbury Automotive Group, Inc.	672,938	0.1
136,200	@	Ascena Retail Group, Inc.	2,536,044	0.2
28,999	@	Autozone, Inc.	10,647,563	1.0
19,273		Bajaj Auto Ltd.	546,992	0.0
188,387	@	Bed Bath & Beyond, Inc.	11,642,317	1.1
3,634	@	BorgWarner, Inc.	238,354	0.0
73,585	@	Cheesecake Factory	2,351,777	0.2
29,773		Coach, Inc.	1,741,125	0.2
187,000		Daihatsu Motor Co., Ltd.	3,273,842	0.3
98,709		Dana Holding Corp.	1,264,462	0.1
2,078,000		Prime Success International Group	2,120,074	0.2
130,700	@	Delphi Automotive PLC	3,332,850	0.3
194,117	@	Discovery Communications, Inc. - Class A	10,482,318	1.0
589,506		Exide Industries Ltd.	1,449,685	0.1
68,486		Expedia, Inc.	3,292,122	0.3
84,800		Foot Locker, Inc.	2,593,184	0.2
84,647		Genuine Parts Co.	5,099,982	0.5
94,775	@	Grand Canyon Education, Inc.	1,984,589	0.2
17,400		Group 1 Automotive, Inc.	793,614	0.1
55,530		Harley-Davidson, Inc.	2,539,387	0.2
59,230		Jarden Corp.	2,488,845	0.2
305,339	@	Jubilant Foodworks Ltd.	6,429,496	0.6
61,400	@	LKQ Corp.	2,050,760	0.2
117,960		Mattel, Inc.	3,826,622	0.3
13,112		MegaStudy Co., Ltd.	898,457	0.1
902,112	@	New Focus Auto Tech Holdings Ltd.	139,582	0.0
143,148		Newell Rubbermaid, Inc.	2,596,705	0.2
43,661	@	O’Reilly Automotive, Inc.	3,657,482	0.3
40,660	@	Papa John’s International, Inc.	1,934,196	0.2
33,800		Pearson PLC	670,650	0.1
94,522	L	Penske Auto Group, Inc.	2,007,647	0.2
47,336		Polaris Industries, Inc.	3,383,577	0.3
19,957		PVH Corp.	1,552,455	0.1
281,635		Ross Stores, Inc.	17,593,738	1.6
253,479	@	Sally Beauty Holdings, Inc.	6,524,549	0.6
81,200		Sonic Automotive, Inc.	1,110,004	0.1
125,859		Starbucks Corp.	6,710,802	0.6
604,296		Sun TV Network Ltd.	3,293,366	0.3
49,436		Texas Roadhouse, Inc.	911,105	0.1
365,852		Time Warner, Inc.	14,085,302	1.3
139,418		TJX Cos., Inc.	5,985,215	0.5
13,597	@	TRW Automotive Holdings Corp.	499,826	0.0
15,400		Tsutsumi Jewelry Co., Ltd.	374,436	0.0
35,928	@,L	Vera Bradley, Inc.	757,362	0.1

15,356		Weight Watchers International, Inc.	791,755	0.1
322,675		Wyndham Worldwide Corp.	17,017,880	1.6
			186,349,609	17.0

		Consumer Staples: 2.6%
262,000		Biostime International Holdings Ltd.	686,795	0.1
43,399		Britannia Industries Ltd.	410,410	0.0
49,200		Church & Dwight Co., Inc.	2,729,124	0.2
46,818		Jyothy Laboratories Ltd.	199,653	0.0
123,796		Kroger Co.	2,870,829	0.2
49,590		Molson Coors Brewing Co.	2,063,440	0.2
1,600		Orion Corp.	1,325,431	0.1
22,635	@	Post Holdings, Inc.	696,026	0.1
410,817		Safeway, Inc.	7,456,329	0.7
8,473,000		Want Want China Holdings Ltd.	10,478,053	1.0
			28,916,090	2.6

		Energy: 5.3%
24,716		Apache Corp.	2,172,289	0.2
179,371	@	Denbury Resources, Inc.	2,710,296	0.2
66,530		Halliburton Co.	1,888,787	0.2
455,325	@	Helix Energy Solutions Group, Inc.	7,471,883	0.7
69,500		Hess Corp.	3,019,775	0.3
88,847		HollyFrontier Corp.	3,147,849	0.3
233,196		Marathon Petroleum Corp.	10,475,164	0.9
120,641	@	McDermott International, Inc.	1,343,941	0.1
62,584		Murphy Oil Corp.	3,147,349	0.3
58,000		National Oilwell Varco, Inc.	3,737,520	0.3
35,300	@	Newfield Exploration Co.	1,034,643	0.1
226,646	@	Parker Drilling Co.	1,022,174	0.1
61,136	@	Pioneer Drilling Co.	487,254	0.0
210,363		QEP Resources, Inc.	6,304,579	0.6
53,800	@	Superior Energy Services	1,088,374	0.1
147,500		Talisman Energy, Inc.	1,690,723	0.1
30,406	@	Tesoro Corp.	758,934	0.1
49,425	@	Tetra Technologies, Inc.	352,400	0.0
253,316		Valero Energy Corp.	6,117,581	0.6
46,226	@	WPX Energy, Inc.	747,937	0.1
			58,719,452	5.3

		Financials: 15.9%
26,790		Acom Co., Ltd.	531,520	0.1
8,498	@	Altisource Portfolio Solutions SA	622,309	0.1
136,028		Ameriprise Financial, Inc.	7,108,823	0.7
123,486		Assured Guaranty Ltd.	1,741,153	0.2
29,700		Bank of Hawaii Corp.	1,364,715	0.1
579,811		BB&T Corp.	17,887,169	1.6
89,100		Brasil Insurance Participacoes e Administracao SA	791,852	0.1
12,800		City National Corp.	621,824	0.1
18,500		CME Group, Inc.	4,960,035	0.5
332,297		Comerica, Inc.	10,204,841	0.9
171,600		Credit Saison Co., Ltd.	3,815,356	0.3
92,247		CRISIL Ltd.	1,784,391	0.2

See Accompanying Notes to Financial Statements

16

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

245,428		Discover Financial Services	8,486,900	0.8
89,800		East-West Bancorp., Inc.	2,106,708	0.2
48,800		Extra Space Storage, Inc.	1,493,280	0.1
357,026		Fifth Third Bancorp.	4,784,148	0.4
157,945		Fulton Financial Corp.	1,577,871	0.1
10,800		Glacier Bancorp., Inc.	167,292	0.0
31,370		Goldcrest Co., Ltd.	484,667	0.0
217,070		HDFC Bank Ltd.	2,210,926	0.2
31,900		Hitachi Capital Corp.	533,933	0.1
2,034,811		Huntington Bancshares, Inc.	13,022,790	1.2
8,881	@	IntercontinentalExchange, Inc.	1,207,638	0.1
104,467	@	Invesco Ltd.	2,360,954	0.2
3,512	@	Kenedix, Inc.	509,300	0.0
179,300		Keycorp	1,387,782	0.1
305,959		Lincoln National Corp.	6,691,323	0.6
354,600		Marusan Securities Co., Ltd.	1,278,229	0.1
23,934		MB Financial Corp.	515,538	0.1
22,060		Mitsubishi UFJ Lease & Finance Co., Ltd.	917,600	0.1
41,627		Moody’s Corp.	1,521,467	0.1
627,732		Old Republic International Corp.	5,203,898	0.5
19,800		PacWest Bancorp	468,666	0.0
13,082		Progressive Corp.	272,498	0.0
375,245		Protective Life Corp.	11,035,956	1.0
1,751,380		Regions Financial Corp.	11,821,815	1.1
305,702		Reinsurance Group of America, Inc.	16,266,404	1.5
100,397		SEI Investments Co.	1,996,896	0.2
1,299,000		Shinsei Bank Ltd.	1,580,365	0.1
30,019		Shriram Transport Finance Co. Ltd.	286,355	0.0
13,200	@	Signature Bank	804,804	0.1
92,900		Sumitomo Mitsui Financial Group, Inc.	3,068,945	0.3
51,672		SunTrust Bank	1,252,013	0.1
703,725		Synovus Financial Corp.	1,393,376	0.1
79,167		TCF Financial Corp.	908,837	0.1
589,490		TD Ameritrade Holding Corp.	10,021,330	0.9
22,778		UMB Financial Corp.	1,166,917	0.1
123,600		UnumProvident Corp.	2,364,468	0.2
359,000		Wharf Holdings Ltd.	1,996,384	0.2
			174,602,261	15.9

		Health Care: 8.7%
99,389	@,L	3SBio, Inc. ADR ADR	1,356,660	0.1
75,146		Aetna, Inc.	2,913,410	0.3
157,300		Agilent Technologies, Inc.	6,172,452	0.6
118,972	@	Alexion Pharmaceuticals, Inc.	11,813,920	1.1
23,829	@	Allscripts Healthcare Solutions, Inc.	260,451	0.0
63,878	@,L	Athenahealth, Inc.	5,057,221	0.5
10,000	@	Biogen Idec, Inc.	1,443,800	0.1
387,473	@	Boston Scientific Corp.	2,196,972	0.2
2,700		Cardinal Health, Inc.	113,400	0.0
17,190	@	Celgene Corp.	1,102,910	0.1
16,317	@	Centene Corp.	492,121	0.0
22,480	@	Cerner Corp.	1,858,197	0.2
357,035		Cipla Ltd.	2,033,877	0.2
171,198	@	Community Health Systems, Inc.	4,798,680	0.4

36,500	@	Express Scripts Holding Co.	2,037,795	0.2
97,099	@	Genomic Health, Inc.	3,243,107	0.3
41,900	@,L	Halozyme Therapeutics, Inc.	371,234	0.0
140,249	@	Health Management Associates, Inc.	1,100,955	0.1
10,200	@	Health Net, Inc.	247,554	0.0
32,200		Hill-Rom Holdings, Inc.	993,370	0.1
11,937		Humana, Inc.	924,401	0.1
61,294	@	Jazz Pharmaceuticals PLC	2,758,843	0.2
172,235		McKesson Corp.	16,147,031	1.5
100,606		Medicis Pharmaceutical Corp.	3,435,695	0.3
267	@	Molina Healthcare, Inc.	6,264	0.0
205,646		Omnicare, Inc.	6,422,325	0.6
24,545		Opto Circuits India Ltd.	68,135	0.0
32,150	@	PharMerica Corp.	351,078	0.0
53,700	@,L	Pharmstandard GDR	765,225	0.1
44,681	@,L	Questcor Pharmaceuticals, Inc.	2,378,816	0.2
21,555	@	Salix Pharmaceuticals Ltd.	1,173,454	0.1
177,788	@	Tenet Healthcare Corp.	931,609	0.1
104,157		Thermo Fisher Scientific, Inc.	5,406,790	0.5
46,800	@	United Therapeutics Corp.	2,310,984	0.2
49,767		UnitedHealth Group, Inc.	2,911,369	0.3
			95,600,105	8.7

		Industrials: 11.4%
247,410		Actuant Corp.	6,719,656	0.6
81,938		Acuity Brands, Inc.	4,171,464	0.4
205,953	@	AGCO Corp.	9,418,231	0.9
9,800		Apogee Enterprises, Inc.	157,486	0.0
113,038		Blue Star Ltd.	332,556	0.0
18,700		Brady Corp.	514,437	0.1
9,780		Brink’s Co.	226,700	0.0
1,000		CDI Corp.	16,400	0.0
45,500		Chicago Bridge & Iron Co. NV	1,727,180	0.2
13,273		Con-way, Inc.	479,288	0.0
99,121	@	Copa Holdings S.A.	8,175,500	0.8
103,585	@	Copart, Inc.	2,453,929	0.2
101,499		Corporate Executive Board Co.	4,149,279	0.4
100,095		Corrections Corp. of America	2,947,798	0.3
32,855		Dover Corp.	1,761,357	0.2
614		Dun & Bradstreet Corp./The	43,698	0.0
18,986	@	Dycom Industries, Inc.	353,329	0.0
35,690		Eaton Corp.	1,414,395	0.1
85,500		Edenred	2,423,874	0.2
201		en-japan, Inc.	228,162	0.0
199,413		Equifax, Inc.	9,292,646	0.9
20,105		FedEx Corp.	1,841,819	0.2
116,887		Fluor Corp.	5,767,205	0.5
3,800	@	GP Strategies Corp.	70,186	0.0
134,750		Harsco Corp.	2,746,205	0.3
31,499		Hubbell, Inc.	2,455,032	0.2
125,300		Illinois Tool Works, Inc.	6,627,117	0.6
165,850		Ingersoll-Rand PLC	6,995,553	0.6
6,404		Kansas City Southern	445,462	0.0
7,584		KBR, Inc.	187,401	0.0

See Accompanying Notes to Financial Statements

17

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

7,724		Kennametal, Inc.	256,051	0.0
35,954	@	Kforce, Inc.	483,941	0.0
27,400		Kitz Corp.	117,374	0.0
9,800		Landstar System, Inc.	506,856	0.1
94,364		Lennox International, Inc.	4,400,193	0.4
303,819	@	MAX India Ltd.	1,049,502	0.1
9,500		Mine Safety Appliances Co.	382,280	0.0
3,668		MSC Industrial Direct Co.	240,437	0.0
143,300		Multiplus SA	3,417,511	0.3
12,200		Norfolk Southern Corp.	875,594	0.1
83,370	@	Old Dominion Freight Line	3,609,087	0.3
78,865		Parker Hannifin Corp.	6,063,141	0.6
52,071	@	Quanta Services, Inc.	1,253,349	0.1
85,830		Randstad Holdings NV	2,530,866	0.3
121,805		Republic Services, Inc.	3,222,960	0.3
101,700		Robert Half International, Inc.	2,905,569	0.3
51,600		Roper Industries, Inc.	5,086,728	0.5
72,559	@	United Rentals, Inc.	2,469,908	0.2
34,965		URS Corp.	1,219,579	0.1
50,600	@,X	Uzel Makina Sanayii AS	–	–
3,900		Valmont Industries, Inc.	471,783	0.0
			124,706,054	11.4

		Information Technology: 19.2%
11,194	@	Alliance Data Systems Corp.	1,511,190	0.1
75,068		Analog Devices, Inc.	2,827,812	0.3
238,204		Applied Materials, Inc.	2,729,818	0.3
78,602	@	Arrow Electronics, Inc.	2,578,932	0.2
244,010	@	Autodesk, Inc.	8,537,910	0.8
949,437	@	Brocade Communications Systems, Inc.	4,680,724	0.4
21,000	@	CGI Group, Inc.	504,734	0.0
49,313	@	Check Point Software Technologies	2,445,432	0.2
51,446	@	CoreLogic, Inc.	941,976	0.1
7,100	@	Deltek, Inc.	82,289	0.0
1,161,700		Digital China Holdings Ltd.	2,047,184	0.2
133,002	@	eBay, Inc.	5,587,414	0.5
160,000		Epistar Corp.	355,647	0.0
35,406		FEI Co.	1,693,823	0.2
133,200		Fidelity National Information Services, Inc.	4,539,456	0.4
59,585		Fidessa Group PLC	1,448,986	0.1
303,921	@	Fiserv, Inc.	21,949,175	2.0
147,236		Gemalto NV	10,575,015	1.0
25,500	@	Genpact Ltd.	424,065	0.0
1,600	@	Google, Inc. - Class A	928,112	0.1
12,700		Heartland Payment Systems, Inc.	382,016	0.0
177,114	L	Ingenico	8,598,149	0.8
291,178		Intuit, Inc.	17,281,414	1.6
83,249	@	Itron, Inc.	3,433,189	0.3
201,831		Jabil Circuit, Inc.	4,103,224	0.4
19,593		Jack Henry & Associates, Inc.	676,350	0.1
222,500		KLA-Tencor Corp.	10,958,125	1.0
125,673		Kontron AG	775,168	0.1
56,900	@	LSI Logic Corp.	362,453	0.0
507,602	@	Marvell Technology Group Ltd.	5,725,751	0.5
24,517		Mastercard, Inc.	10,545,007	1.0
555,541	@	Mentor Graphics Corp.	8,333,115	0.8

148,808	@	MIC Electronics Ltd.	16,812	0.0
366,634		Motorola Solutions, Inc.	17,638,762	1.6
84,915	@	NCR Corp.	1,930,118	0.2
44,860	@	NeuStar, Inc.	1,498,324	0.1
9,900	@	Nice Systems Ltd. ADR	362,340	0.0
149,375	@	Nuance Communications, Inc.	3,558,112	0.3
92,337	@	Parametric Technology Corp.	1,935,384	0.2
27,900	@	Plexus Corp.	786,780	0.1
404,923	@	PMC - Sierra, Inc.	2,486,227	0.2
4,932	@	Polycom, Inc.	51,885	0.0
479,755	@	Synopsys, Inc.	14,119,190	1.3
456,925		Total System Services, Inc.	10,934,215	1.0
57,254	@,L	Ubiquiti Networks, Inc.	815,869	0.1
27,537	@	UbiSoft Entertainment	184,609	0.0
37,505		Visa, Inc.	4,636,743	0.4
80,038	@	Vishay Intertechnology, Inc.	754,758	0.1
34,384	@,L	VistaPrint NV	1,110,603	0.1
			210,384,386	19.2

		Materials: 4.7%
50,752		Albemarle Corp.	3,026,849	0.3
43,500		Ball Corp.	1,785,675	0.2
42,500		CF Industries Holdings, Inc.	8,233,950	0.7
113,900		Commercial Metals Co.	1,439,696	0.1
69,312		FMC Corp.	3,706,806	0.3
47,946		HB Fuller Co.	1,471,942	0.1
59,700		Iamgold Corp.	706,009	0.1
198,187		International Paper Co.	5,729,586	0.5
77,145		Kinross Gold Corp.	629,678	0.1
131,400		Kinross Gold Corp.	1,070,910	0.1
305,890		LyondellBasell Industries NV	12,318,190	1.1
15,624		Newmont Mining Corp.	757,920	0.1
12,500		PPG Industries, Inc.	1,326,500	0.1
250,632		Steel Dynamics, Inc.	2,944,926	0.3
78,395	@	WR Grace & Co.	3,955,028	0.4
87,434	L	Yamana Gold, Inc.	1,346,484	0.1
31,600		Yamana Gold, Inc. (Canadian Denominated Security)	487,610	0.0
76,260	@,L	Zoltek Cos., Inc.	688,628	0.1
			51,626,387	4.7

		Utilities: 5.2%
256,431	@	AES Corp.	3,290,010	0.3
63,782		Aqua America, Inc.	1,591,999	0.1
9,852		Black Hills Corp.	316,939	0.0
130,900		Consolidated Edison, Inc.	8,140,671	0.7
72,500		DTE Energy Co.	4,301,425	0.4
57,294		Hawaiian Electric Industries	1,634,025	0.2
51,800		Integrys Energy Group, Inc.	2,945,866	0.3
168,800		Northeast Utilities	6,551,128	0.6
106,500		Pepco Holdings, Inc.	2,084,205	0.2
101,560		Pacific Gas & Electric Co.	4,597,621	0.4
83,575		Pinnacle West Capital Corp.	4,324,170	0.4
135,675		Questar Corp.	2,830,180	0.3
59,979		Sempra Energy	4,131,354	0.4
47,600		Vectren Corp.	1,405,152	0.1
120,900		Wisconsin Energy Corp.	4,784,013	0.4

See Accompanying Notes to Financial Statements

18

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

146,500		Xcel Energy, Inc.	4,162,065	0.4
			57,090,823	5.2
	Total Common Stock (Cost $924,535,375)		987,995,167	90.0

PREFERRED STOCK: 0.3%
		Financials: 0.3%
1,100	#,@,P	Ally Financial, Inc.	980,065	0.1
64,456	@,P	GMAC Capital Trust I	1,550,167	0.2
	Total Preferred Stock (Cost $2,138,810)		2,530,232	0.3

WARRANTS: 0.0%
		Energy: 0.0%
87,428	@,L	Magnum Hunter Resources Corp.	32,060	0.0

		Industrials: 0.0%
158,602	@	Voyager Oil & Gas, Inc.	51,403	0.0
	Total Warrants (Cost $–)		83,463	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		Consumer Staples: 0.0%
INR 993,140		Britannia Industries Ltd., 8.250%, 03/22/13	18,097	0.0

	Total Corporate Bonds /Notes (Cost $20,949)		18,097	0.0

	Total Long-Term Investments (Cost $926,695,134)		990,626,959	90.3

SHORT-TERM INVESTMENTS: 11.1%
		Securities Lending Collateralcc(1): 1.1%
2,821,618		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $2,821,662, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $2,878,050, due 05/01/32-06/01/42)	2,821,618	0.3
2,821,618		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,821,664, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,878,050, due 07/01/42-02/20/61)	2,821,618	0.3

2,821,618	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $2,821,660, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $2,878,050, due 04/01/24-06/01/42)	2,821,618	0.3
2,821,618	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,821,676, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,878,050, due 10/01/14-02/25/44)	2,821,618	0.2
594,023	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $594,033, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $605,903, due 07/01/21-04/01/42)	594,023	0.0
		11,880,495	1.1

Shares		Value	Percentage of Net Assets
		Mutual Funds: 10.0%
110,236,250	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $110,236,250)	110,236,250	10.0

	Total Short-Term Investments (Cost $122,116,745)	122,116,745	11.1

	Total Investments in Securities (Cost $1,048,811,879)	$1,112,743,704	101.4
	Liabilities in Excess of Other Assets	(15,056,279)	(1.4)

	Net Assets	$1,097,687,425	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

See Accompanying Notes to Financial Statements

19

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

INR Indian Rupee

Cost for federal income tax purposes is $1,063,055,979.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$104,150,223
Gross Unrealized Depreciation	(54,462,498)

Net Unrealized Appreciation	$49,687,725

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$165,103,036	$21,246,573	$–	$186,349,609
Consumer Staples	15,815,748	13,100,342	–	28,916,090
Energy	58,719,452	–	–	58,719,452
Financials	155,604,290	18,997,971	–	174,602,261
Health Care	93,498,093	2,102,012	–	95,600,105
Industrials	118,023,720	6,682,334	–	124,706,054
Information Technology	186,382,816	24,001,570	–	210,384,386
Materials	51,626,387	–	–	51,626,387
Utilities	57,090,823	–	–	57,090,823

Total Common Stock	901,864,365	86,130,802	–	987,995,167

Preferred Stock	–	2,530,232	–	2,530,232
Warrants	–	83,463	–	83,463
Corporate Bonds/Notes	–	18,097	–	18,097
Short-Term Investments	110,236,250	11,880,495	–	122,116,745

Total Investments, at fair value	$1,012,100,615	$100,643,089	$–	$1,112,743,704

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

20

ING GLOBAL RESOURCES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Canada: 6.2%
100,500		Barrick Gold Corp.	3,775,785	0.5
484,500		Centerra Gold, Inc.	3,388,312	0.4
344,294	L	GoldCorp, Inc.	12,938,569	1.7
389,000	@	Harry Winston Diamond Corp.	4,413,073	0.6
68,900		Suncor Energy, Inc.	1,994,655	0.2
608,896	L	Teck Cominco Ltd. - Class B	18,839,242	2.5
737,438	@	Thompson Creek Metals Co., Inc.	2,352,427	0.3
42		Trican Well Services Ltd.	485	0.0
			47,702,548	6.2

		France: 1.3%
99,443		Technip S.A.	10,363,578	1.3

		Netherlands: 2.9%
326,942		Royal Dutch Shell PLC - Class A ADR	22,045,699	2.9

		Norway: 2.7%
849,900		Statoil ASA ADR	20,278,614	2.7

		United Kingdom: 4.3%
257,202		Antofagasta PLC	4,399,653	0.6
393,074		BG Group PLC	8,046,782	1.0
123,054	@	Ensco PLC	5,779,846	0.8
160,987		Randgold Resources Ltd. ADR	14,490,440	1.9
			32,716,721	4.3

		United States: 80.5%
354,200		Anadarko Petroleum Corp.	23,448,040	3.1
584,347	L	Arch Coal, Inc.	4,026,151	0.5
586,400	@	Basic Energy Services, Inc.	6,051,648	0.8
409,800	@	Cameron International Corp.	17,502,558	2.3
610,479		Chevron Corp.	64,405,535	8.5
226,476		Cimarex Energy Co.	12,483,357	1.6
295,300		Cliffs Natural Resources, Inc.	14,555,337	1.9
225,700		ConocoPhillips	12,612,116	1.7
80,900		Consol Energy, Inc.	2,446,416	0.3
369,000		Devon Energy Corp.	21,398,310	2.8
141,400		Domtar Corp.	10,846,794	1.4
359,800	@,L	Energy XXI Bermuda Ltd.	11,258,142	1.5
259,000		EOG Resources, Inc.	23,338,490	3.1
308,100		EQT Corp.	16,523,403	2.2
936,958		ExxonMobil Corp.	80,175,496	10.5
368,900	@,L	Forum Energy Technologies, Inc.	7,263,641	1.0
921,300		Freeport-McMoRan Copper & Gold, Inc.	31,388,691	4.1
487,700	@	FX Energy, Inc.	2,901,815	0.4
815,628		Halliburton Co.	23,155,679	3.0
148,300		Hess Corp.	6,443,635	0.9

525,400	@	Key Energy Services, Inc.	3,993,040	0.5
162,700	@,L	Laredo Petroleum Holdings, Inc.	3,384,160	0.4
113,900		Marathon Oil Corp.	2,912,423	0.4
156,900		Mosaic Co/The	8,591,844	1.1
360,112		National Oilwell Varco, Inc.	23,205,617	3.0
332,000	@	Newfield Exploration Co.	9,730,920	1.3
531,800		Newmont Mining Corp.	25,797,618	3.4
228,100		Occidental Petroleum Corp.	19,564,137	2.6
138,400		Packaging Corp. of America	3,908,416	0.5
233,100		Patterson-UTI Energy, Inc.	3,393,936	0.4
126,900	@	Phillips 66	4,218,156	0.6
259,200		Range Resources Corp.	16,036,704	2.1
504,500	@	Rowan Companies PLC	16,310,485	2.1
694,425		Schlumberger Ltd.	45,075,127	5.9
529,300	@	Southwestern Energy Co.	16,900,549	2.2
105,700	@	Stillwater Mining Co.	902,678	0.1
299,300	@	Superior Energy Services	6,054,839	0.8
303,300	@	Unit Corp.	11,188,737	1.5
			613,394,640	80.5

	Total Common Stock (Cost $777,237,225)		746,501,800	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateralcc(1): 2.3%
4,146,635		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $4,146,713, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $4,229,568, due 04/20/61-05/15/42)	4,146,635	0.5

See Accompanying Notes to Financial Statements

21

ING GLOBAL RESOURCES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

4,146,635	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $4,146,703, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,229,568, due 07/01/42-02/20/61)	4,146,635	0.5
4,146,635	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $4,146,686, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $4,229,572, due 06/15/15)	4,146,635	0.6
4,146,635	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $4,146,720, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,229,568, due 10/01/14-02/25/44)	4,146,635	0.6
872,976	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $872,990, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $890,436, due 07/01/21-04/01/42)	872,976	0.1
		17,459,516	2.3

Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.9%
14,255,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $14,255,000)	14,255,000	1.9

	Total Short-Term Investments (Cost $31,714,516)	31,714,516	4.2

	Total Investments in Securities (Cost $808,951,741)	$778,216,316	102.1
	Liabilities in Excess of Other Assets	(16,061,507)	(2.1)

	Net Assets	$762,154,809	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $820,727,003.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$52,256,541
Gross Unrealized Depreciation	(94,767,228)

Net Unrealized Depreciation	$(42,510,687)

Industry Diversification	Percentage of Net Assets
Oil, Gas & Consumable Fuels	53.5%
Energy Equipment & Services	23.4
Metals & Mining	18.0
Paper & Forest Products	1.4
Chemicals	1.1
Containers & Packaging	0.5
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(2.1)

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock

See Accompanying Notes to Financial Statements

22

ING GLOBAL RESOURCES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Canada	$47,702,548	$–	$–	$47,702,548
France	–	10,363,578	–	10,363,578
Netherlands	22,045,699	–	–	22,045,699
Norway	20,278,614	–	–	20,278,614
United Kingdom	5,779,846	26,936,875	–	32,716,721
United States	613,394,640	–	–	613,394,640

Total Common Stock	709,201,347	37,300,453	–	746,501,800

Short-Term Investments	14,255,000	17,459,516	–	31,714,516

Total Investments, at fair value	$723,456,347	$54,759,969	$–	$778,216,316

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

23

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.6%
		Consumer Discretionary: 11.3%
166,189		Carnival Corp.	5,695,297	1.0
426,732		Comcast Corp. – Class A	13,642,622	2.5
139,808		Home Depot, Inc.	7,408,426	1.3
88,399		Kohl’s Corp.	4,021,271	0.7
124,356		Time Warner Cable, Inc.	10,209,628	1.9
265,197		Time Warner, Inc.	10,210,084	1.9
234,418		Viacom - Class B	11,022,334	2.0
			62,209,662	11.3

		Consumer Staples: 11.7%
183,930		Archer-Daniels-Midland Co.	5,429,614	1.0
511,160		Avon Products, Inc.	8,285,903	1.5
53,229		Coca-Cola Co.	4,161,975	0.8
40,215	@	Energizer Holdings, Inc.	3,026,179	0.5
138,827		Kraft Foods, Inc.	5,361,499	1.0
158,394		PepsiCo, Inc.	11,192,120	2.0
152,687		Procter & Gamble Co.	9,352,079	1.7
204,279		Sysco Corp.	6,089,557	1.1
240,143		Unilever NV ADR	8,008,769	1.5
113,816		Walgreen Co.	3,366,677	0.6
			64,274,372	11.7

		Energy: 9.9%
153,011		Anadarko Petroleum Corp.	10,129,328	1.8
87,522		Baker Hughes, Inc.	3,597,154	0.7
19,660	@	Cameron International Corp.	839,679	0.2
98,873		Chevron Corp.	10,431,101	1.9
58,176		ConocoPhillips	3,250,875	0.6
75,464		Devon Energy Corp.	4,376,157	0.8
88,273		ExxonMobil Corp.	7,553,521	1.4
87,145		Halliburton Co.	2,474,047	0.4
26,162		Hess Corp.	1,136,739	0.2
43,580		Occidental Petroleum Corp.	3,737,857	0.7
29,088	@	Phillips 66	966,885	0.2
179,650		Williams Cos., Inc.	5,177,513	0.9
38,147	@	WPX Energy, Inc.	617,218	0.1
			54,288,074	9.9

		Financials: 20.1%
92,330	@	Aon PLC	4,319,197	0.8
182,772		BB&T Corp.	5,638,516	1.0
421,521		Charles Schwab Corp.	5,450,267	1.0
60,803		Chubb Corp.	4,427,675	0.8
337,837		Citigroup, Inc.	9,260,112	1.7
127,713		Comerica, Inc.	3,922,066	0.7
313,833		Fifth Third Bancorp.	4,205,362	0.8
658,913		JPMorgan Chase & Co.	23,542,962	4.3
447,628		Marsh & McLennan Cos., Inc.	14,427,050	2.6
102,203		Northern Trust Corp.	4,703,382	0.9
183,255		PNC Financial Services Group, Inc.	11,198,713	2.0
116,939		State Street Corp.	5,220,157	0.9
132,573		US Bancorp.	4,263,548	0.8

211,455		Wells Fargo & Co.	7,071,055	1.3
82,029		Willis Group Holdings Ltd.	2,993,238	0.5
			110,643,300	20.1

		Health Care: 12.2%
22,863		Amgen, Inc.	1,669,913	0.3
277,688		Bristol-Myers Squibb Co.	9,982,884	1.8
39,283		Cardinal Health, Inc.	1,649,886	0.3
92,280		Cigna Corp.	4,060,320	0.7
57,649		Eli Lilly & Co.	2,473,719	0.5
47,872	@	Hospira, Inc.	1,674,562	0.3
252,981		Medtronic, Inc.	9,797,954	1.8
265,409		Merck & Co., Inc.	11,080,826	2.0
504,039		Pfizer, Inc.	11,592,897	2.1
177,671		UnitedHealth Group, Inc.	10,393,753	1.9
44,229		WellPoint, Inc.	2,821,368	0.5
			67,198,082	12.2

		Industrials: 9.7%
110,665		Cintas Corp.	4,272,776	0.8
1,325,047		General Electric Co.	27,613,980	5.0
196,730		Ingersoll-Rand PLC	8,298,071	1.5
246,297		Tyco International Ltd.	13,016,796	2.4
			53,201,623	9.7

		Information Technology: 9.9%
195,240	@	Amdocs Ltd.	5,802,533	1.1
400,658		Applied Materials, Inc.	4,591,541	0.8
89,316	@	Dell, Inc.	1,118,236	0.2
364,802	@	eBay, Inc.	15,325,332	2.8
82,544		Hewlett-Packard Co.	1,659,960	0.3
195,123		Intel Corp.	5,200,028	0.9
139,915	@	Juniper Networks, Inc.	2,282,014	0.4
452,336		Microsoft Corp.	13,836,958	2.5
287,641		Western Union Co.	4,843,874	0.9
			54,660,476	9.9

		Materials: 1.3%
67,064		PPG Industries, Inc.	7,116,832	1.3

		Telecommunication Services: 3.5%
176,138		Verizon Communications, Inc.	7,827,573	1.4
400,514		Vodafone Group PLC ADR	11,286,484	2.1
			19,114,057	3.5

		Utilities: 3.0%
61,362		American Electric Power Co., Inc.	2,448,344	0.4
96,838		Edison International	4,473,916	0.8
45,722		Entergy Corp.	3,104,066	0.6
99,762		FirstEnergy Corp.	4,907,293	0.9
34,557		Pinnacle West Capital Corp.	1,787,979	0.3
			16,721,598	3.0

	Total Common Stock (Cost $426,090,046)		509,428,076	92.6

See Accompanying Notes to Financial Statements

24

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

EXCHANGE-TRADED FUNDS: 0.4%
104,700	SPDR S&P Homebuilders	2,235,345	0.4

	Total Exchange-Traded Funds (Cost $1,832,720)	2,235,345	0.4

	Total Long-Term Investments (Cost $427,922,766)	511,663,421	93.0

SHORT-TERM INVESTMENTS: 6.3%
	Mutual Funds: 6.3%
34,469,095	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $34,469,095)	34,469,095	6.3

	Total Short-Term Investments (Cost $34,469,095)	34,469,095	6.3

	Total Investments in Securities (Cost $462,391,861)	$546,132,516	99.3
	Assets in Excess of Other Liabilities	3,832,221	0.7

	Net Assets	$549,964,737	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $463,696,016.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$100,817,186
Gross Unrealized Depreciation	(18,380,686)

Net Unrealized Appreciation	$82,436,500

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$509,428,076	$–	$–	$509,428,076
Exchange-Traded Funds	2,235,345	–	–	2,235,345
Short-Term Investments	34,469,095	–	–	34,469,095

Total Investments, at fair value	$546,132,516	$–	$–	$546,132,516

Other Financial Instruments+
Forward Foreign Currency Contracts	–	16,013	–	16,013

Total Assets	$546,132,516	$16,013	$–	$546,148,529

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(111,480)	$–	$(111,480)

Total Liabilities	$–	$(111,480)	$–	$(111,480)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

25

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon Corp.	EU Euro	1,051,885	Buy	07/12/12	$1,320,000	$1,331,291	$11,291
State Street Bank	EU Euro	1,125,707	Buy	07/12/12	1,420,000	1,424,722	4,722

							$16,013

The Bank of New York Mellon Corp.	EU Euro	6,754,486	Sell	07/12/12	$8,476,137	$8,548,641	$(72,504)
State Street Bank	British Pound	5,195,440	Sell	07/12/12	8,097,639	8,136,615	(38,976)

							$(111,480)

See Accompanying Notes to Financial Statements

26

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Brazil: 15.8%
625,135		Cia de Bebidas das Americas ADR	23,961,425	2.9
1,178,700		CCR SA	9,559,882	1.2
578,828		Cielo SA	16,931,115	2.1
911,100		Itau Unibanco Holding S.A.	12,733,172	1.6
1,491,600	@	OGX Petroleo e Gas Participacoes S.A.	4,084,541	0.5
991,287		Petroleo Brasileiro SA ADR	17,981,946	2.2
503,100		Ultrapar Participacoes SA	11,442,175	1.4
1,357,781		Vale SA ADR	26,490,307	3.2
595,300		Weg S.A.	5,720,334	0.7
			128,904,897	15.8

		Chile: 2.1%
218,601		Banco Santander Chile ADR	16,939,392	2.1

		China: 17.5%
3,708,000	L	Anhui Conch Cement Co., Ltd.	10,202,447	1.2
21,882,950		China Construction Bank	15,118,373	1.9
7,524,037		China Merchants Bank Co., Ltd.	14,266,240	1.7
2,592,000		China Mobile Ltd.	28,453,656	3.5
12,218,000		CNOOC Ltd.	24,632,946	3.0
324,744		New Oriental Education & Technology Group ADR	7,956,228	1.0
2,317,500		Ping An Insurance Group Co. of China Ltd.	18,738,981	2.3
2,788,000	L	Tingyi Cayman Islands Holding Corp.	7,183,016	0.9
2,010,000	L	Tsingtao Brewery Co., Ltd.	11,485,694	1.4
2,389,000	@	Wumart Stores, Inc.	4,856,814	0.6
			142,894,395	17.5

		Egypt: 0.4%
80,104		Orascom Construction Industries	3,343,560	0.4

		Hong Kong: 6.0%
5,115,200		AIA Group Ltd.	17,668,205	2.2
2,311,000		Hang Lung Properties Ltd.	7,905,051	1.0
238,400	@	Jardine Matheson Holdings Ltd.	11,538,560	1.4
6,062,000		Li & Fung Ltd.	11,737,552	1.4
			48,849,368	6.0

		Hungary: 0.7%
345,723	L	OTP Bank Nyrt	5,497,344	0.7

		India: 10.1%
425,106		ACC Ltd.	9,703,943	1.2

1,358,984		Ambuja Cements Ltd.	4,264,349	0.5
1,951,225		Bharti Airtel Ltd.	10,741,987	1.3
828,090		HDFC Bank Ltd. ADR	26,995,734	3.3
600,700		Housing Development Finance Corp.	7,083,544	0.9
415,484	L	Infosys Ltd. ADR	18,721,709	2.3
614,700		Jindal Steel & Power Ltd.	5,230,679	0.6
			82,741,945	10.1

		Indonesia: 4.0%
22,775,000		Astra International Tbk PT	16,789,699	2.1
15,856,000		Bank Rakyat Indonesia	10,859,858	1.3
2,098,500		Unilever Indonesia Tbk PT	5,146,634	0.6
			32,796,191	4.0

		Italy: 1.8%
419,907	L	Tenaris S.A. ADR	14,684,148	1.8

		Malaysia: 0.6%
287,700		British American Tobacco Malaysia Bhd	5,094,953	0.6

		Mexico: 4.4%
1		Grupo Aeroportuario del Sureste S.A. de CV ADR ADR	78	0.0
3,800,564		Grupo Financiero Banorte SA de CV	19,641,437	2.4
6,023,240		Wal-Mart de Mexico SA de CV	16,115,013	2.0
			35,756,528	4.4

		Russia: 3.2%
315,400	L	Magnit OAO GDR	9,531,931	1.2
78,700	#	Magnit OJSC GDR	2,378,450	0.3
5,310,906	@	Sberbank	14,166,789	1.7
			26,077,170	3.2

		South Africa: 8.9%
2,378,679	L	African Bank Investments Ltd.	10,587,206	1.3
454,800		Bidvest Group Ltd	10,155,575	1.2
2,921,970		FirstRand Ltd.	9,457,972	1.2
416,532		Massmart Holdings Ltd.	8,624,448	1.1
858,999		MTN Group Ltd.	14,875,044	1.8
1,153,361		RMB Holdings Ltd.	4,933,525	0.6
547,600		Shoprite Holdings Ltd.	10,109,772	1.2
145,100	L	Tiger Brands Ltd.	4,358,541	0.5
			73,102,083	8.9

		South Korea: 12.0%
30,171		E-Mart Co. Ltd.	6,622,373	0.8
71,392		Hyundai Mobis	17,305,147	2.1
102,297		Hyundai Motor Co.	21,001,000	2.6
21,017		Posco	6,728,636	0.8
44,111		Samsung Electronics Co., Ltd.	46,712,996	5.7
			98,370,152	12.0

		Taiwan: 7.1%
3,154,200		Delta Electronics, Inc.	9,682,152	1.2
3,122,096		Hon Hai Precision Industry Co., Ltd.	9,439,806	1.2

See Accompanying Notes to Financial Statements

27

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

960,000		President Chain Store Corp.	5,122,169	0.6
2,483,223		Taiwan Semiconductor Manufacturing Co., Ltd.	6,797,744	0.8
1,911,762	@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,688,197	3.3
			57,730,068	7.1

		Turkey: 3.2%
1,615,845		KOC Holding A/S	6,187,047	0.8
5,044,327		Turkiye Garanti Bankasi A/S	19,857,023	2.4
			26,044,070	3.2

		United Kingdom: 1.0%
373,300		Standard Chartered PLC	8,109,169	1.0

	Total Common Stock (Cost $685,931,246)		806,935,433	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
		Securities Lending Collateralcc(1): 8.3%
12,460,671		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $12,460,866, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $12,709,884, due 05/01/32-06/01/42)	12,460,671	1.5
6,961,954		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $6,962,086, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $7,101,193, due 04/20/61-05/15/42)	6,961,954	0.8

16,044,779	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $16,045,043, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $16,365,675, due 07/01/42-02/20/61)	16,044,779	2.0
16,044,779	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $16,044,977, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $16,365,691, due 06/15/15)	16,044,779	2.0
16,044,779	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $16,045,109, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $16,365,675, due 10/01/14-02/25/44)	16,044,779	2.0
		67,556,962	8.3

	Total Short-Term Investments (Cost $67,556,962)	67,556,962	8.3

	Total Investments in Securities (Cost $753,488,208)	$874,492,395	107.1
	Liabilities in Excess of Other Assets	(58,206,116)	(7.1)

	Net Assets	$816,286,279	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

28

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $761,592,853.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$172,832,700
Gross Unrealized Depreciation	(59,933,158)

Net Unrealized Appreciation	$112,899,542

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	9.2%
Consumer Staples	14.7
Energy	8.9
Financials	29.6
Industrials	5.7
Information Technology	16.6
Materials	7.5
Telecommunication Services	6.6
Short-Term Investments	8.3
Liabilities in Excess of Other Assets	(7.1)

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Brazil	$128,904,897	$–	$–	$128,904,897
Chile	16,939,392	–	–	16,939,392
China	7,956,228	134,938,167	–	142,894,395
Egypt	–	3,343,560	–	3,343,560
Hong Kong	11,538,560	37,310,808	–	48,849,368
Hungary	–	5,497,344	–	5,497,344
India	45,717,443	37,024,502	–	82,741,945
Indonesia	–	32,796,191	–	32,796,191
Italy	14,684,148	–	–	14,684,148
Malaysia	–	5,094,953	–	5,094,953
Mexico	35,756,528	–	–	35,756,528
Russia	14,166,789	11,910,381	–	26,077,170
South Africa	–	73,102,083	–	73,102,083
South Korea	–	98,370,152	–	98,370,152
Taiwan	26,688,197	31,041,871	–	57,730,068
Turkey	–	26,044,070	–	26,044,070
United Kingdom	–	8,109,169	–	8,109,169

Total Common Stock	302,352,182	504,583,251	–	806,935,433

Short-Term Investments	–	67,556,962	–	67,556,962

Total Investments, at fair value	$302,352,182	$572,140,213	$–	$874,492,395

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

29

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

**********************************************************
Asset Type 1 of Government Agency Repurchase Agreement has not been accounted for in this holdings map, but is a holding in ING Liquid Assets Portfolio on 6/30/2012. Please check the grouping structure.
**********************************************************
**********************************************************
Asset Type 1 of Government Agency Debt has not been accounted for in this holdings map, but is a holding in ING Liquid Assets Portfolio on 6/30/2012. Please check the grouping structure.
**********************************************************
**********************************************************
Asset Type 1 of Treasury Repurchase Agreement has not been accounted for in this holdings map, but is a holding in ING Liquid Assets Portfolio on 6/30/2012. Please check the grouping structure.
**********************************************************
**********************************************************
Asset Type 1 of Certificate of Deposit has not been accounted for in this holdings map, but is a holding in ING Liquid Assets Portfolio on 6/30/2012. Please check the grouping structure.
**********************************************************
**********************************************************
Asset Type 1 of Other Note has not been accounted for in this holdings map, but is a holding in ING Liquid Assets Portfolio on 6/30/2012. Please check the grouping structure.
**********************************************************
**********************************************************
Asset Type 1 of Financial Company Commercial Paper has not been accounted for in this holdings map, but is a holding in ING Liquid Assets Portfolio on 6/30/2012. Please check the grouping structure.
**********************************************************
**********************************************************
Asset Type 1 of Asset Backed Commercial Paper has not been accounted for in this holdings map, but is a holding in ING Liquid Assets Portfolio on 6/30/2012. Please check the grouping structure.
**********************************************************
**********************************************************
Asset Type 1 of Other Instrument has not been accounted for in this holdings map, but is a holding in ING Liquid Assets Portfolio on 6/30/2012. Please check the grouping structure.
**********************************************************
**********************************************************
Asset Type 1 of Other Commercial Paper has not been accounted for in this holdings map, but is a holding in ING Liquid Assets Portfolio on 6/30/2012. Please check the grouping structure.
**********************************************************
Total Long-Term Investments (Cost $1,286,445,259)	1,286,445,259	103.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Securities Lending Collateralcc(1): 0.4%
1,067,122	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,067,139, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,088,464, due 05/01/32-06/01/42)	1,067,122	0.1
1,067,122	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,067,140, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,088,464, due 07/01/42-02/20/61)	1,067,122	0.1
1,067,122	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,067,138, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,088,464, due 04/01/24-06/01/42)	1,067,122	0.1
1,067,122	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,067,144, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,088,464, due 10/01/14-02/25/44)	1,067,122	0.1

See Accompanying Notes to Financial Statements

30

ING LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

224,657	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $224,661, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $229,150, due 07/01/21-04/01/42)	224,657	0.0
		4,493,145	0.4

	Total Short-Term Investments (Cost $4,493,145)	4,493,145	0.4

	Total Investments in Securities (Cost $1,290,938,404)	$1,290,938,404	103.4
	Liabilities in Excess of Other Assets	(42,080,422)	(3.4)

	Net Assets	$1,248,857,982	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	–

Net Unrealized Depreciation	$–

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Certificate of Deposit	$–	$49,518,972	$–	$49,518,972
Securities Lending Collateral	–	4,493,145	–	4,493,145
Government Agency Repurchase Agreement	–	195,964,000	–	195,964,000
Other Commercial Paper	–	5,232,675	–	5,232,675
Other Note	–	251,316,883	–	251,316,883
Treasury Repurchase Agreement	–	50,400,000	–	50,400,000
Asset Backed Commercial Paper	–	409,029,055	–	409,029,055
Other Instrument	37,000,000	–	–	37,000,000
Government Agency Debt	–	65,990,382	–	65,990,382
Financial Company Commercial Paper	–	221,993,292	–	221,993,292

Total Investments, at fair value	$37,000,000	$1,253,938,404	$–	$1,290,938,404

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There	were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

31

ING MARSICO GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.1%
		Consumer Discretionary: 32.0%
39,716	@	Amazon.com, Inc.	9,069,149	1.4
18,253	@	Autozone, Inc.	6,701,954	1.1
614,218		Cie Financiere Richemont SA ADR	3,322,919	0.5
109,212		Coach, Inc.	6,386,718	1.0
57,051	@	Dollar General Corp.	3,103,004	0.5
61,672	@	Dollar Tree, Inc.	3,317,954	0.5
314,102		Home Depot, Inc.	16,644,265	2.7
222,794		Limited Brands, Inc.	9,475,429	1.5
102,954	@	Lululemon Athletica, Inc.	6,139,147	1.0
166,474		McDonald’s Corp.	14,737,943	2.4
170,385		Nike, Inc.	14,956,395	2.4
113,905	@	O’Reilly Automotive, Inc.	9,541,822	1.5
28,902	@	Priceline.com, Inc.	19,205,957	3.1
323,100		Starbucks Corp.	17,227,692	2.7
736,866		TJX Cos., Inc.	31,633,657	5.0
133,171		Wynn Resorts Ltd.	13,812,496	2.2
247,157		Yum! Brands, Inc.	15,921,854	2.5
			201,198,355	32.0

		Consumer Staples: 4.9%
92,188		Anheuser-Busch InBev NV ADR	7,342,774	1.1
125,883		Estee Lauder Cos., Inc.	6,812,788	1.1
170,187		Mead Johnson Nutrition Co.	13,701,755	2.2
45,707		Wal-Mart Stores, Inc.	3,186,692	0.5
			31,044,009	4.9

		Energy: 4.3%
256,692		Halliburton Co.	7,287,486	1.2
168,143		National Oilwell Varco, Inc.	10,835,135	1.7
103,086		Occidental Petroleum Corp.	8,841,686	1.4
			26,964,307	4.3

		Financials: 6.0%
559,164		US Bancorp.	17,982,714	2.9
581,879		Wells Fargo & Co.	19,458,034	3.1
			37,440,748	6.0

		Health Care: 9.7%
30,408		Abbott Laboratories	1,960,404	0.3
101,994		Allergan, Inc.	9,441,585	1.5
146,753	@	Biogen Idec, Inc.	21,188,198	3.4
282,036		Bristol-Myers Squibb Co.	10,139,194	1.6
319,999	@	Express Scripts Holding Co.	17,865,544	2.9
			60,594,925	9.7

		Industrials: 8.7%
71,624		Cummins, Inc.	6,941,082	1.1
127,166		Danaher Corp.	6,622,805	1.1
10,791,000		Hutchison Port Holdings Trust	7,661,610	1.2

70,982		Precision Castparts Corp.	11,675,829	1.9
112,612		Union Pacific Corp.	13,435,738	2.1
42,771		WW Grainger, Inc.	8,179,526	1.3
			54,516,590	8.7

		Information Technology: 22.6%
228,163		Accenture PLC	13,710,315	2.2
90,540	@	Apple, Inc.	52,875,360	8.4
158,483	@	Baidu.com ADR	18,222,375	2.9
176,610	@	Check Point Software Technologies	8,758,090	1.4
158,448	@	EMC Corp.	4,061,022	0.6
162,276	@,L	Facebook, Inc.	5,050,029	0.8
55,014	@	LinkedIn Corp.	5,846,338	0.9
210,102		Qualcomm, Inc.	11,698,480	1.9
143,400		Visa, Inc.	17,728,542	2.8
45,906	@	VMware, Inc.	4,179,282	0.7
			142,129,833	22.6

		Materials: 4.9%
231,198		Monsanto Co.	19,138,570	3.1
106,433		Praxair, Inc.	11,572,460	1.8
			30,711,030	4.9

	Total Common Stock (Cost $472,479,459)		584,599,797	93.1

PREFERRED STOCK: 0.6%
		Financials: 0.6%
131,480	@,P	Wells Fargo & Co.	3,970,696	0.6

	Total Preferred Stock (Cost $2,516,648)		3,970,696	0.6

	Total Long-Term Investments (Cost $474,996,107)		588,570,493	93.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.5%
	Securities Lending Collateralcc(1): 0.6%
838,760	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $838,773, collateralized by various U.S. Government Agency Obligations, 3.500%- 5.500%, Market Value plus accrued interest $855,535, due 05/01/32-06/01/42)	838,760	0.1

See Accompanying Notes to Financial Statements

32

ING MARSICO GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42-02/20/61)	1,000,000	0.2
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.1
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 10/01/14-02/25/44)	1,000,000	0.2
		3,838,760	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.9%
43,516,482	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $43,516,482)	43,516,482	6.9

	Total Short-Term Investments (Cost $47,355,242)	47,355,242	7.5

	Total Investments in Securities (Cost $522,351,349)	$635,925,735	101.2
	Liabilities in Excess of Other Assets	(7,748,869)	(1.2)

	Net Assets	$628,176,866	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $523,295,378.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$129,106,612
Gross Unrealized Depreciation	(16,476,255)

Net Unrealized Appreciation	$112,630,357

See Accompanying Notes to Financial Statements

33

ING MARSICO GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$ 584,599,797	$–	$–	$584,599,797
Preferred Stock	3,970,696	–	–	3,970,696
Short-Term Investments	43,516,482	3,838,760	–	47,355,242

Total Investments, at fair value	$ 632,086,975	$3,838,760	$–	$635,925,735

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

34

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 59.1%
		Consumer Discretionary: 6.0%
12,420		Advance Auto Parts, Inc.	847,292	0.1
207,180		Comcast Corp. – Special Class A	6,505,452	0.7
93,720	@	Delphi Automotive PLC	2,389,860	0.3
44,650	@	General Motors Co.	880,498	0.1
94,710		Hasbro, Inc.	3,207,828	0.4
155,350		Johnson Controls, Inc.	4,304,748	0.5
70,200		Kohl’s Corp.	3,193,398	0.4
110,220		Omnicom Group	5,356,692	0.6
164,790		Staples, Inc.	2,150,509	0.2
131,740		Target Corp.	7,665,951	0.9
141,830		Viacom - Class B	6,668,847	0.8
183,580		Walt Disney Co.	8,903,630	1.0
			52,074,705	6.0

		Consumer Staples: 8.4%
47,127		Altria Group, Inc.	1,628,238	0.2
124,738		CVS Caremark Corp.	5,829,007	0.7
300,553		Diageo PLC	7,746,730	0.9
155,610		General Mills, Inc.	5,997,209	0.7
74,114		Groupe Danone	4,605,944	0.5
12,520		JM Smucker Co.	945,510	0.1
24,553		Kellogg Co.	1,211,199	0.1
59,400		Kroger Co.	1,377,486	0.1
31,590		Lorillard, Inc.	4,168,301	0.5
119,708		Nestle S.A.	7,143,919	0.8
64,260		PepsiCo, Inc.	4,540,612	0.5
216,520		Philip Morris International, Inc.	18,893,535	2.2
83,624		Procter & Gamble Co.	5,121,970	0.6
25,587		Reckitt Benckiser PLC	1,352,448	0.2
101,350		Walgreen Co.	2,997,933	0.3
			73,560,041	8.4

		Energy: 6.2%
41,620		Anadarko Petroleum Corp.	2,755,244	0.3
68,250		Apache Corp.	5,998,492	0.7
96,637		Chevron Corp.	10,195,204	1.2
16,450		EOG Resources, Inc.	1,482,309	0.2
30,560		EQT Corp.	1,638,933	0.2
174,614		ExxonMobil Corp.	14,941,720	1.7
4,129		Hess Corp.	179,405	0.0
41,790		Noble Energy, Inc.	3,544,628	0.4
84,390		Occidental Petroleum Corp.	7,238,130	0.8
16,600		Schlumberger Ltd.	1,077,506	0.1
55,730		Transocean Ltd.	2,492,803	0.3
90,622		Williams Cos., Inc.	2,611,726	0.3
			54,156,100	6.2

		Financials: 11.9%
93,440		ACE Ltd.	6,926,707	0.8
24,690		American Express Co.	1,437,205	0.2
100,340	@	Aon PLC	4,693,905	0.5
385,820		Bank of America Corp.	3,156,008	0.4
379,286		Bank of New York Mellon Corp.	8,325,328	1.0
27,868		Blackrock, Inc.	4,732,544	0.5

28,050		Chubb Corp.	2,042,601	0.2
33,845		Franklin Resources, Inc.	3,756,456	0.4
89,270		Goldman Sachs Group, Inc.	8,557,422	1.0
480,490		JPMorgan Chase & Co.	17,167,908	2.0
244,160		Metlife, Inc.	7,532,336	0.9
31,950		Moody’s Corp.	1,167,772	0.1
57,590		PNC Financial Services Group, Inc.	3,519,325	0.4
132,120		Prudential Financial, Inc.	6,398,571	0.7
117,450		State Street Corp.	5,242,968	0.6
60,310		SunTrust Bank	1,461,311	0.2
99,090		Travelers Cos., Inc.	6,325,906	0.7
301,200		Wells Fargo & Co.	10,072,128	1.2
62,430		Zions Bancorp.	1,212,391	0.1
			103,728,792	11.9

		Health Care: 7.1%
139,530		Abbott Laboratories	8,995,499	1.0
30,120		Aetna, Inc.	1,167,752	0.1
39,320		AmerisourceBergen Corp.	1,547,242	0.2
17,708		Bayer AG	1,276,029	0.1
39,110		Becton Dickinson & Co.	2,923,473	0.3
57,430		Covidien PLC	3,072,505	0.4
174,900		Johnson & Johnson	11,816,244	1.4
76,160		Medtronic, Inc.	2,949,677	0.3
63,550		Merck & Co., Inc.	2,653,212	0.3
576,918		Pfizer, Inc.	13,269,114	1.5
25,120		Quest Diagnostics	1,504,688	0.2
7,994		Roche Holding AG - Genusschein	1,380,828	0.2
102,990		St. Jude Medical, Inc.	4,110,331	0.5
96,500		Thermo Fisher Scientific, Inc.	5,009,315	0.6
			61,675,909	7.1

		Industrials: 9.1%
96,710		3M Co.	8,665,216	1.0
20,470		Canadian National Railway Co.	1,727,259	0.2
180,840		Danaher Corp.	9,418,147	1.1
18,220		Dun & Bradstreet Corp./The	1,296,717	0.1
82,600		Eaton Corp.	3,273,438	0.4
29,770		Fluor Corp.	1,468,852	0.2
152,690		Honeywell International, Inc.	8,526,210	1.0
8,206	@	Huntington Ingalls Industries, Inc.	330,210	0.0
152,440		Lockheed Martin Corp.	13,274,475	1.5
49,290		Northrop Grumman Corp.	3,144,209	0.4
12,780		Precision Castparts Corp.	2,102,182	0.2
61,198		Stanley Black & Decker, Inc.	3,938,703	0.5
95,740		Tyco International Ltd.	5,059,859	0.6
9,980		Union Pacific Corp.	1,190,714	0.1
65,290		United Parcel Service, Inc. - Class B	5,142,240	0.6
139,930		United Technologies Corp.	10,568,913	1.2
			79,127,344	9.1

See Accompanying Notes to Financial Statements

35

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

		Information Technology: 5.1%
91,890		Accenture PLC	5,521,670	0.6
27,261	@	ASML Holding NV	1,401,761	0.2
23,320	@	Check Point Software Technologies	1,156,439	0.1
198,510		Cisco Systems, Inc.	3,408,417	0.4
16,380	@	Fiserv, Inc.	1,182,964	0.1
120,129		Hewlett-Packard Co.	2,415,794	0.3
36,460		International Business Machines Corp.	7,130,847	0.8
97,322		Intel Corp.	2,593,631	0.3
3,234		Mastercard, Inc.	1,390,976	0.2
39,470		Microchip Technology, Inc.	1,305,667	0.1
50,620		Microsoft Corp.	1,548,466	0.2
292,368		Oracle Corp.	8,683,329	1.0
23,940		Visa, Inc.	2,959,702	0.3
238,490		Western Union Co.	4,016,172	0.5
			44,715,835	5.1

		Materials: 1.9%
61,280		Air Products & Chemicals, Inc.	4,947,134	0.6
39,770		Celanese Corp.	1,376,837	0.1
13,820		Cliffs Natural Resources, Inc.	681,188	0.1
44,520		EI Du Pont de Nemours & Co.	2,251,377	0.3
68,840		PPG Industries, Inc.	7,305,301	0.8
			16,561,837	1.9

		Telecommunication Services: 2.3%
298,916		AT&T, Inc.	10,659,344	1.2
38,828		CenturyTel, Inc.	1,533,318	0.2
2,715,374		Vodafone Group PLC	7,632,234	0.9
			19,824,896	2.3

		Utilities: 1.1%
55,400	@	NRG Energy, Inc.	961,744	0.1
63,970		Pacific Gas & Electric Co.	2,895,922	0.3
104,220		PPL Corp.	2,898,358	0.3
101,450		Public Service Enterprise Group, Inc.	3,297,125	0.4
			10,053,149	1.1

		Total Common Stock (Cost $426,304,882)	515,478,608	59.1

PREFERRED STOCK: 0.2%
		Consumer Discretionary: 0.1%
30,650	@,L	General Motors Co.	1,017,580	0.1

		Industrials: 0.0%
6,520	@	United Technologies Corp.	343,539	0.0

		Utilities: 0.1%
9,130	@	PPL Corp.	488,090	0.1

		Total Preferred Stock (Cost $2,316,538)	1,849,209	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.6%
		Consumer Discretionary: 1.1%
1,028,000		COX Communications, Inc., 4.625%, 06/01/13	1,064,315	0.1
1,080,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.600%, 02/15/21	1,151,491	0.1
1,329,000		Hearst-Argyle Television, Inc., 7.500%, 11/15/27	994,748	0.1
235,000		Home Depot, Inc., 5.950%, 04/01/41	307,367	0.0
339,000		Limited Brands, Inc., 5.250%, 11/01/14	357,645	0.1
819,000		News America Holdings, 8.500%, 02/23/25	1,032,368	0.1
874,000		Target Corp., 4.000%, 07/01/42	865,989	0.1
1,029,000		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,399,280	0.2
540,000		Toyota Motor Credit Corp., 3.200%, 06/17/15	574,058	0.1
730,000		Toyota Motor Credit Corp., 3.400%, 09/15/21	769,818	0.1
722,000	#	Volkswagen International Finance NV, 2.375%, 03/22/17	734,569	0.1
8,000		Wyndham Worldwide Corp., 6.000%, 12/01/16	8,911	0.0
			9,260,559	1.1

		Consumer Staples: 0.8%
870,000		Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/39	1,374,456	0.2
866,000	#	BAT International Finance PLC, 3.250%, 06/07/22	858,364	0.1
952,000		CVS Caremark Corp., 6.125%, 08/15/16	1,115,011	0.1
965,000	#	Erac USA Finance Co., 7.000%, 10/15/37	1,168,386	0.1
350,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	360,209	0.0
296,000		Molson Coors Brewing Co., 5.000%, 05/01/42	321,534	0.0
1,779,000		Wal-Mart Stores, Inc., 5.250%, 09/01/35	2,163,552	0.3
			7,361,512	0.8

		Energy: 1.4%
355,000		Apache Corp., 3.250%, 04/15/22	371,759	0.1
271,000		Apache Corp., 4.750%, 04/15/43	302,739	0.0
707,000		BP Capital Markets PLC, 4.742%, 03/11/21	811,278	0.1
261,000		BP Capital Markets PLC, 4.500%, 10/01/20	294,561	0.0

See Accompanying Notes to Financial Statements

36

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

850,000	#,L	CNOOC Finance 2012 Ltd., 3.875%, 05/02/22	881,651	0.1
768,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	927,429	0.1
250,000		Hess Corp., 8.125%, 02/15/19	322,398	0.0
659,000		Husky Energy, Inc., 5.900%, 06/15/14	716,800	0.1
676,000		Husky Energy, Inc., 7.250%, 12/15/19	836,106	0.1
15,000		Kinder Morgan Energy Partners LP, 7.400%, 03/15/31	18,335	0.0
420,000		Kinder Morgan Energy Partners LP, 7.750%, 03/15/32	524,936	0.1
322,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	348,891	0.1
233,000		Petrobras International Finance Co. - Pifco, 6.750%, 01/27/41	274,809	0.0
1,403,000		Petro-Canada, 6.050%, 05/15/18	1,663,172	0.2
646,000		Petroleos Mexicanos, 8.000%, 05/03/19	823,650	0.1
657,768	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	706,278	0.1
778,000		Spectra Energy Capital, LLC, 8.000%, 10/01/19	998,670	0.1
1,050,000		Total Capital International SA, 1.550%, 06/28/17	1,054,220	0.1
			11,877,682	1.4

		Financials: 4.1%
870,000	#	ABN Amro Bank NV, 2.236%, 01/30/14	870,728	0.1
456,000	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	475,988	0.1
892,000		American Express Co., 5.500%, 09/12/16	1,019,599	0.1
482,000		Asian Development Bank, 1.125%, 03/15/17	490,209	0.1
800,000		Asian Development Bank, 2.750%, 05/21/14	836,119	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	580,915	0.1
617,000		Bank of America Corp., 5.490%, 03/15/19	629,576	0.1
420,000		Bank of America Corp., 7.375%, 05/15/14	451,920	0.0
590,000		Bank of America Corp., 7.625%, 06/01/19	695,106	0.1
558,000	#	BNP Paribas, 7.195%, 12/31/49	482,670	0.1
365,000		Boston Properties, Inc., 5.000%, 06/01/15	396,897	0.0
1,268,000		Capital One Financial Corp., 6.150%, 09/01/16	1,419,427	0.2
1,274,000		Chubb Corp., 6.375%, 03/29/67	1,321,775	0.1
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	671,607	0.1

1,637,000		CommonWealth REIT, 6.250%, 08/15/16	1,729,397	0.2
1,230,000		Credit Suisse New York, 5.500%, 05/01/14	1,304,661	0.1
761,000		ERP Operating L.P., 4.625%, 12/15/21	828,762	0.1
210,000		ERP Operating L.P., 5.375%, 08/01/16	235,518	0.0
421,000		General Electric Capital Corp., 5.450%, 01/15/13	431,937	0.0
1,113,000		Goldman Sachs Group, Inc./The, 5.625%, 01/15/17	1,169,057	0.1
1,125,000	#	BPCE S.A., 12.500%, 08/29/49	1,134,687	0.1
615,000		HCP, Inc., 5.375%, 02/01/21	681,723	0.1
572,000		HSBC Holdings PLC, 5.100%, 04/05/21	640,208	0.1
1,400,000	#	Irish Life & Permanent Group Holdings PLC, 3.600%, 01/14/13	1,370,732	0.2
128,000		JPMorgan Chase Bank NA, 7.000%, 11/01/39	128,320	0.0
490,000		JPMorgan Chase Capital XXII, 6.450%, 02/02/37	492,450	0.1
1,020,000		JPMorgan Chase & Co., 6.300%, 04/23/19	1,194,463	0.1
64,000		Kimco Realty Corp., 6.000%, 11/30/12	65,042	0.0
1,400,000		KFW, 4.875%, 06/17/19	1,687,407	0.2
990,000		Merrill Lynch & Co., Inc., 6.150%, 04/25/13	1,024,858	0.1
480,000	#	Metropolitan Life Global Funding I, 5.125%, 04/10/13	495,968	0.1
470,000	#	Metropolitan Life Global Funding I, 5.125%, 06/10/14	504,291	0.1
1,320,000		Morgan Stanley, 6.625%, 04/01/18	1,382,451	0.2
560,000	#	Nordea Bank AB, 4.875%, 01/14/21	610,936	0.1
932,000		PNC Funding Corp., 5.625%, 02/01/17	1,038,476	0.1
370,000		Prudential Financial, Inc., 6.625%, 06/21/40	423,658	0.0
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	373,804	0.0
1,228,000		Simon Property Group LP, 5.875%, 03/01/17	1,415,685	0.2
820,000	#	Svenska Handelsbanken AB, 4.875%, 06/10/14	866,025	0.1
932,000		UBS Preferred Funding Trust V, 6.243%, 05/29/49	885,400	0.1
687,000		Wachovia Corp., 5.250%, 08/01/14	733,306	0.1
840,000	#	WEA Finance LLC, 4.625%, 05/10/21	889,998	0.1

See Accompanying Notes to Financial Statements

37

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

314,000	#	WEA Finance LLC, 6.750%, 09/02/19	371,234	0.0
930,000		Wells Fargo & Co., 2.100%, 05/08/17	933,576	0.1
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	423,550	0.0
			35,810,116	4.1

		Health Care: 0.7%
1,100,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	1,120,802	0.1
980,000		CareFusion Corp., 6.375%, 08/01/19	1,158,162	0.2
832,000		Hospira, Inc., 6.050%, 03/30/17	939,841	0.1
1,114,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	1,388,390	0.2
1,060,000		Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	1,117,982	0.1
			5,725,177	0.7

		Industrials: 0.3%
259,000		ABB Finance USA, Inc., 2.875%, 05/08/22	262,777	0.0
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	991,907	0.1
772,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	840,672	0.1
360,000		United Technologies Corp., 3.100%, 06/01/22	378,359	0.1
			2,473,715	0.3

		Materials: 0.1%
248,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 3.750%, 11/04/20	260,060	0.0
140,000		Ecolab, Inc., 5.500%, 12/08/41	168,877	0.0
252,000		Vale Overseas Ltd., 4.625%, 09/15/20	265,056	0.1
198,000		Vale Overseas Ltd., 6.875%, 11/10/39	232,607	0.0
			926,600	0.1

		Telecommunication Services: 0.5%
1,183,000		AT&T, Inc., 5.550%, 08/15/41	1,417,592	0.1
320,000	#	Crown Castle Towers LLC, 4.883%, 08/15/20	348,253	0.0
605,000	#	Crown Castle Towers LLC, 6.113%, 01/15/20	701,869	0.1
1,230,000		Rogers Communications, Inc., 6.800%, 08/15/18	1,519,643	0.2
653,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	656,265	0.1
			4,643,622	0.5

		Utilities: 0.6%
1,437,447		Bruce Mansfield Unit, 6.850%, 06/01/34	1,496,957	0.2
377,000		Midamerican Funding, LLC, 6.927%, 03/01/29	498,017	0.0
1,319,000		Oncor Electric Delivery Co., 7.000%, 09/01/22	1,606,415	0.2

907,000		Progress Energy, Inc., 3.150%, 04/01/22	917,994	0.1
765,000		PSEG Power, LLC, 5.320%, 09/15/16	863,843	0.1
			5,383,226	0.6

		Total Corporate Bonds/Notes (Cost $76,789,421)	83,462,209	9.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
28,882	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	7,141	0.0
2,050,000		Citigroup Commercial Mortgage Trust, 5.889%, 12/10/49	2,380,534	0.3
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	1,552,719	0.2
225,442	#	GG1C Funding Corp., 5.129%, 01/15/14	230,233	0.0
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	121,488	0.0
1,180,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, 07/15/42	1,256,980	0.1
1,452,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, 09/12/37	1,557,574	0.2
1,660,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.386%, 05/15/41	1,760,494	0.2
518,215		JPMorgan Chase Commercial Mortgage Securities Corp., 6.009%, 06/15/49	570,944	0.1
1,724,216		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810%, 06/12/50	1,862,856	0.2
3,645,743	#,^	Morgan Stanley Capital I, 1.185%, 11/15/30	89,237	0.0
214,952		RAAC Series, 4.971%, 09/25/34	216,177	0.0
1,000,636	#	Spirit Master Funding, LLC, 5.050%, 07/20/23	936,905	0.1
2,400,000		Wachovia Bank Commercial Mortgage Trust, 6.097%, 02/15/51	2,699,435	0.3
421,836		W3A Funding Corp., 8.090%, 01/02/17	423,161	0.1

		Total Collateralized Mortgage Obligations (Cost $14,547,578)	15,665,878	1.8

See Accompanying Notes to Financial Statements

38

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

MUNICIPAL BONDS: 0.2%
		New Jersey: 0.2%
900,000		New Jersey State Turnpike Authority, 7.414%, 01/01/40	1,317,042	0.2
		Total Municipal Bonds (Cost $935,665)	1,317,042	0.2

U.S. TREASURY OBLIGATIONS: 13.6%
		U.S. Treasury Bonds: 6.4%
2,011,900		2.750%, due 02/15/19	2,234,623	0.3
7,821,000		3.125%, due 05/15/19	8,895,168	1.0
13,512,000		3.500%, due 05/15/20	15,798,487	1.8
183,000		3.750%, due 11/15/18	214,525	0.0
708,000		3.875%, due 02/15/13	724,262	0.1
454,000		4.500%, due 02/15/36	610,701	0.1
12,225,500		4.500%, due 08/15/39	16,613,305	1.9
485,000		4.750%, due 08/15/17	582,190	0.1
2,886,000		5.000%, due 05/15/37	4,171,173	0.5
978,000		5.125%, due 05/15/16	1,148,691	0.1
568,000		5.250%, due 02/15/29	802,034	0.1
258,000		5.375%, due 02/15/31	376,358	0.0
125,000		6.000%, due 02/15/26	183,418	0.0
390,000		6.750%, due 08/15/26	612,239	0.1
390,000		8.000%, due 11/15/21	612,757	0.1
1,444,000		8.500%, due 02/15/20	2,214,960	0.2
57,000		9.875%, due 11/15/15	74,875	0.0
			55,869,766	6.4

		U.S. Treasury Notes: 7.2%
3,304,000		0.500%, due 08/15/14	3,315,875	0.4
3,016,000		1.375%, due 01/15/13	3,035,676	0.3
4,247,000		1.500%, due 12/31/13	4,323,314	0.5
6,642,000		1.875%, due 04/30/14	6,830,108	0.8
1,682,000		2.000%, due 11/30/13	1,722,736	0.2
25,641,000		2.125%, due 05/31/15	26,905,024	3.1
663,000		2.625%, due 02/29/16	713,813	0.1
7,423,000		2.750%, due 10/31/13	7,665,703	0.9
4,105,000		3.125%, due 09/30/13	4,250,760	0.5
3,800,000		3.500%, due 05/31/13	3,912,963	0.4
			62,675,972	7.2

		Total U.S. Treasury Obligations (Cost $110,357,394)	118,545,738	13.6

FOREIGN GOVERNMENT BONDS: 0.4%
1,156,000		Mexico Government International Bond, 4.750%, 03/08/44	1,248,480	0.1
102,000		Peruvian Government International Bond, 7.350%, 07/21/25	143,820	0.0
1,800,000	#	Russian Foreign Bond - Eurobond, 3.625%, 04/29/15	1,866,546	0.2
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	635,937	0.1
		Total Foreign Government Bonds (Cost $3,643,989)	3,894,783	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.5%
	Federal Home Loan Mortgage Corporation: 3.4%##
141,415	2.303%, due 09/25/18	146,588	0.0
392,000	2.412%, due 08/25/18	408,685	0.1
936,842	3.500%, due 02/01/42	989,186	0.1
863,338	3.500%, due 03/01/42	906,989	0.1
879,000	3.808%, due 08/25/20	980,963	0.1
264,180	3.882%, due 11/25/17	294,031	0.0
2,286,437	4.000%, due 11/01/40	2,430,165	0.3
2,538,852	4.000%, due 01/01/41	2,698,447	0.3
254,393	4.500%, due 08/01/18	272,138	0.0
288,957	4.500%, due 11/01/18	309,113	0.0
781,683	4.500%, due 01/01/19	836,207	0.1
1,193,956	4.500%, due 08/01/24	1,269,961	0.2
154,356	4.500%, due 04/01/35	165,306	0.0
218,571	4.500%, due 04/01/35	233,906	0.0
137,303	4.500%, due 04/01/35	147,941	0.0
32,960	5.000%, due 03/01/18	35,400	0.0
145,712	5.000%, due 05/01/18	156,074	0.0
73,506	5.000%, due 05/01/18	78,947	0.0
377,624	5.000%, due 02/01/19	405,578	0.1
1,303,210	5.000%, due 09/01/33	1,410,268	0.2
0	5.000%, due 11/01/33	0	–
268,166	5.000%, due 03/01/34	297,109	0.0
174,177	5.000%, due 04/01/34	188,295	0.0
237,040	5.000%, due 08/01/35	255,550	0.0
530,770	5.000%, due 10/01/35	582,085	0.1
193,194	5.000%, due 10/01/35	208,280	0.0
290,523	5.000%, due 11/01/35	313,209	0.1
286,921	5.000%, due 12/01/36	309,326	0.0
1,792,801	5.000%, due 07/01/39	1,927,473	0.2
1,064,000	5.085%, due 03/25/19	1,256,589	0.2
242,082	5.500%, due 01/01/19	265,029	0.0
37,050	5.500%, due 07/01/19	40,563	0.0
43,757	5.500%, due 08/01/19	47,905	0.0
2,787	5.500%, due 02/01/20	3,051	0.0
37,300	5.500%, due 10/01/21	40,835	0.0
8,443	5.500%, due 10/01/24	9,263	0.0
346,824	5.500%, due 06/01/25	380,533	0.1
171,039	5.500%, due 07/01/25	187,449	0.0
286,611	5.500%, due 08/01/25	314,110	0.1
44,299	5.500%, due 09/01/25	48,549	0.0
562,269	5.500%, due 12/01/33	616,302	0.1
351,290	5.500%, due 12/01/33	391,745	0.1
1,006,241	5.500%, due 01/01/34	1,102,940	0.1
144,860	5.500%, due 04/01/34	160,365	0.0
101,785	5.500%, due 11/01/34	112,012	0.0
177,770	5.500%, due 09/01/35	195,632	0.0
27,550	5.500%, due 10/01/35	30,335	0.0
128,541	5.500%, due 02/01/37	142,299	0.0
8,733	6.000%, due 04/01/16	9,411	0.0
49,507	6.000%, due 04/01/17	53,952	0.0
31,530	6.000%, due 07/01/17	34,361	0.0
37,889	6.000%, due 10/01/17	41,291	0.0
322,524	6.000%, due 08/01/19	354,407	0.1
85,425	6.000%, due 08/01/19	93,870	0.0
33,615	6.000%, due 09/01/19	36,937	0.0
65,999	6.000%, due 05/01/21	72,524	0.0
337,169	6.000%, due 02/01/23	371,402	0.1
38,931	6.000%, due 12/01/25	42,860	0.0
95,069	6.000%, due 02/01/26	104,662	0.0
150,974	6.000%, due 04/01/34	169,298	0.0
35,805	6.000%, due 05/01/34	40,151	0.0
44,981	6.000%, due 07/01/34	50,009	0.0
25,905	6.000%, due 07/01/34	28,701	0.0
98,069	6.000%, due 07/01/34	109,972	0.0
635,009	6.000%, due 08/01/34	709,238	0.1
18,984	6.000%, due 08/01/34	21,245	0.0
186,041	6.000%, due 08/01/34	207,580	0.0

See Accompanying Notes to Financial Statements

39

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

22,539	6.000%, due 08/01/34	25,275	0.0
101,737	6.000%, due 09/01/34	113,402	0.0
133,246	6.000%, due 07/01/35	146,837	0.0
288,759	6.000%, due 08/01/35	318,212	0.1
403,437	6.000%, due 11/01/35	447,613	0.1
202,537	6.000%, due 03/01/36	224,714	0.0
418,274	6.000%, due 10/01/36	463,421	0.1
209,220	6.000%, due 03/01/37	232,130	0.0
106,382	6.000%, due 05/01/37	117,333	0.0
37,852	6.500%, due 05/01/34	43,123	0.0
49,961	6.500%, due 05/01/34	56,918	0.0
67,766	6.500%, due 06/01/34	76,939	0.0
18,462	6.500%, due 06/01/34	21,010	0.0
39,671	6.500%, due 06/01/34	45,010	0.0
39,165	6.500%, due 08/01/34	44,435	0.0
375,422	6.500%, due 08/01/34	427,704	0.1
157,950	6.500%, due 08/01/34	179,884	0.0
26,190	6.500%, due 08/01/34	29,837	0.0
7,646	6.500%, due 08/01/34	8,728	0.0
114,556	6.500%, due 10/01/34	130,509	0.0
2,338	6.500%, due 11/01/34	2,657	0.0
6,094	6.500%, due 09/01/35	6,876	0.0
171,915	6.500%, due 05/01/37	194,406	0.0
82,688	6.500%, due 07/01/37	93,415	0.0
187,188	6.500%, due 07/01/37	211,472	0.0
63,911	6.500%, due 02/01/38	72,047	0.0
		29,888,504	3.4

	Federal National Mortgage Association: 6.6%##
700,000	2.578%, due 09/25/18	732,962	0.1
1,237,096	3.000%, due 02/01/27	1,298,684	0.2
212,820	3.000%, due 03/01/27	223,415	0.0
97,000	3.154%, due 02/25/18	104,819	0.0
142,951	3.500%, due 11/01/41	151,122	0.0
252,128	3.500%, due 01/01/42	267,486	0.0
81,527	3.500%, due 01/01/42	86,493	0.0
783,042	3.500%, due 01/01/42	827,802	0.1
736,523	3.500%, due 02/01/42	777,012	0.1
132,806	3.500%, due 02/01/42	140,107	0.0
118,838	3.800%, due 02/01/18	130,367	0.0
140,590	3.849%, due 07/01/18	155,237	0.0
98,350	3.910%, due 02/01/18	108,206	0.0
0	4.000%, due 04/01/24	0	–
353,451	4.000%, due 09/01/40	376,884	0.1
139,301	4.010%, due 08/01/13	142,512	0.0
418,000	4.021%, due 08/01/13	428,794	0.1
116,722	4.500%, due 04/01/18	125,720	0.0
305,994	4.500%, due 06/01/18	329,585	0.0
31,124	4.500%, due 07/01/18	33,524	0.0
207,781	4.500%, due 03/01/19	223,670	0.0
115,843	4.500%, due 04/01/20	124,702	0.0
815,816	4.500%, due 08/01/33	878,281	0.1
185,138	4.500%, due 02/01/35	199,198	0.0
11,083	4.500%, due 09/01/35	11,911	0.0
692,871	4.500%, due 02/01/41	756,965	0.1
723,802	4.500%, due 04/01/41	790,758	0.1
575,200	4.561%, due 05/01/14	605,316	0.1
114,000	4.600%, due 09/01/19	130,933	0.0
523,645	4.722%, due 12/01/12	524,607	0.1
84,050	4.767%, due 04/01/13	84,749	0.0
371,825	4.842%, due 08/01/14	394,660	0.1
27,900	4.845%, due 06/01/13	28,487	0.0
16,309	4.858%, due 02/01/14	16,818	0.0
321,647	4.880%, due 03/01/20	361,146	0.1
396,548	4.894%, due 04/01/15	434,196	0.1
248,000	4.940%, due 08/01/15	270,611	0.0
189,295	5.000%, due 11/01/17	204,987	0.0
651,203	5.000%, due 02/01/18	705,183	0.1
607,057	5.000%, due 12/01/18	657,378	0.1
239,514	5.000%, due 07/01/19	260,715	0.0

306,588	5.000%, due 12/01/20	332,002	0.0
267,789	5.000%, due 11/01/33	291,441	0.0
317,540	5.000%, due 03/01/34	345,587	0.1
0	5.000%, due 03/01/34	0	–
177,171	5.000%, due 05/01/34	192,709	0.0
188,592	5.000%, due 08/01/34	205,132	0.0
516,901	5.000%, due 09/01/34	562,233	0.1
267,088	5.000%, due 01/01/35	290,512	0.0
447,961	5.000%, due 06/01/35	486,127	0.1
513,371	5.000%, due 07/01/35	559,985	0.1
1,254,617	5.000%, due 07/01/35	1,361,510	0.2
355,358	5.000%, due 08/01/35	386,514	0.1
155,950	5.000%, due 09/01/35	169,236	0.0
1,545,130	5.000%, due 10/01/35	1,676,774	0.2
164,326	5.000%, due 01/01/36	178,733	0.0
156,766	5.000%, due 07/01/39	173,013	0.0
565,868	5.000%, due 10/01/39	612,665	0.1
209,858	5.000%, due 11/01/39	231,607	0.0
158,668	5.000%, due 11/01/40	174,120	0.0
112,519	5.000%, due 11/01/40	123,477	0.0
103,940	5.000%, due 01/01/41	114,062	0.0
154,002	5.000%, due 03/01/41	169,000	0.0
8,061	5.190%, due 11/01/15	8,861	0.0
92,550	5.350%, due 12/01/16	103,794	0.0
14,734	5.357%, due 02/01/13	14,761	0.0
330,000	5.370%, due 05/01/18	377,579	0.1
40,014	5.450%, due 04/01/17	45,119	0.0
276,153	5.466%, due 11/01/15	306,449	0.0
254,895	5.500%, due 11/01/17	275,534	0.0
155,125	5.500%, due 01/01/18	169,080	0.0
257,704	5.500%, due 02/01/18	279,437	0.0
248,010	5.500%, due 06/01/19	271,794	0.0
125,828	5.500%, due 07/01/19	137,895	0.0
104,697	5.500%, due 07/01/19	114,737	0.0
37,076	5.500%, due 07/01/19	40,631	0.0
149,034	5.500%, due 08/01/19	163,326	0.0
40,277	5.500%, due 09/01/19	44,140	0.0
138,213	5.500%, due 09/01/19	151,468	0.0
503,727	5.500%, due 02/01/33	553,867	0.1
9,024	5.500%, due 03/01/33	9,928	0.0
12,399	5.500%, due 05/01/33	13,687	0.0
550,730	5.500%, due 06/01/33	605,548	0.1
198,252	5.500%, due 06/01/33	217,986	0.0
67,130	5.500%, due 07/01/33	73,812	0.0
1,455,087	5.500%, due 07/01/33	1,599,921	0.2
398,530	5.500%, due 11/01/33	438,198	0.1
123,566	5.500%, due 12/01/33	136,483	0.0
77,397	5.500%, due 01/01/34	85,488	0.0
228,979	5.500%, due 01/01/34	252,487	0.0
169,753	5.500%, due 01/01/34	186,649	0.0
137,650	5.500%, due 02/01/34	152,039	0.0
366,628	5.500%, due 02/01/34	403,121	0.1
96,739	5.500%, due 02/01/34	106,852	0.0
221,568	5.500%, due 02/01/34	244,730	0.0
68,946	5.500%, due 03/01/34	77,123	0.0
66,351	5.500%, due 03/01/34	74,221	0.0
86,278	5.500%, due 04/01/34	95,297	0.0
116,551	5.500%, due 04/01/34	128,581	0.0
226,378	5.500%, due 05/01/34	251,529	0.0
227,387	5.500%, due 05/01/34	252,649	0.0
206,523	5.500%, due 05/01/34	227,983	0.0
437,225	5.500%, due 05/01/34	485,800	0.1
60,620	5.500%, due 06/01/34	66,844	0.0
88,601	5.500%, due 07/01/34	97,807	0.0
46,824	5.500%, due 07/01/34	51,689	0.0
156,801	5.500%, due 07/01/34	173,095	0.0
142,301	5.500%, due 07/01/34	156,910	0.0
567,617	5.500%, due 07/01/34	626,598	0.1
78,505	5.500%, due 07/01/34	86,299	0.0
75,818	5.500%, due 07/01/34	83,697	0.0

See Accompanying Notes to Financial Statements

40

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

254,673	5.500%, due 09/01/34	280,009	0.0
426,809	5.500%, due 09/01/34	471,159	0.1
22,727	5.500%, due 09/01/34	25,060	0.0
16,249	5.500%, due 09/01/34	17,948	0.0
521,736	5.500%, due 09/01/34	575,951	0.1
86,738	5.500%, due 09/01/34	95,321	0.0
150,191	5.500%, due 09/01/34	165,797	0.0
167,755	5.500%, due 09/01/34	185,186	0.0
41,287	5.500%, due 09/01/34	45,548	0.0
492,020	5.500%, due 10/01/34	543,146	0.1
217,331	5.500%, due 10/01/34	239,643	0.0
475,438	5.500%, due 10/01/34	524,842	0.1
592,150	5.500%, due 11/01/34	653,681	0.1
308,084	5.500%, due 11/01/34	340,097	0.0
2,672	5.500%, due 11/01/34	2,968	0.0
387,227	5.500%, due 12/01/34	427,464	0.1
964,511	5.500%, due 12/01/34	1,064,735	0.1
35,710	5.500%, due 02/01/35	39,443	0.0
9,223	5.500%, due 04/01/35	10,187	0.0
224,987	5.500%, due 04/01/35	248,366	0.0
79,784	5.500%, due 05/01/35	87,800	0.0
756,455	5.500%, due 09/01/35	835,532	0.1
1,071,423	5.500%, due 01/01/36	1,175,390	0.1
428,642	5.500%, due 01/01/37	470,236	0.1
783,632	5.500%, due 08/01/37	859,673	0.1
387,978	5.500%, due 08/01/37	425,626	0.1
313,063	5.500%, due 08/01/38	343,539	0.1
301,088	5.662%, due 02/01/16	340,474	0.1
191,313	5.725%, due 07/01/16	218,405	0.0
99,637	6.000%, due 02/01/17	107,320	0.0
3,714	6.000%, due 03/01/17	4,086	0.0
124,437	6.000%, due 08/01/17	136,911	0.0
60,713	6.000%, due 03/01/18	66,799	0.0
504,690	6.000%, due 11/01/18	543,611	0.1
50,371	6.000%, due 01/01/21	55,421	0.0
37,844	6.000%, due 01/01/34	42,620	0.0
65,242	6.000%, due 03/01/34	73,476	0.0
53,328	6.000%, due 03/01/34	60,059	0.0
289,003	6.000%, due 04/01/34	325,239	0.0
766,960	6.000%, due 04/01/34	863,763	0.1
452,271	6.000%, due 04/01/34	509,356	0.1
51,552	6.000%, due 05/01/34	58,059	0.0
28,978	6.000%, due 05/01/34	32,525	0.0
260,158	6.000%, due 06/01/34	292,994	0.0
584,528	6.000%, due 06/01/34	657,819	0.1
82,000	6.000%, due 06/01/34	92,350	0.0
442,506	6.000%, due 06/01/34	497,620	0.1
52,302	6.000%, due 06/01/34	58,685	0.0
196,488	6.000%, due 07/01/34	220,633	0.0
225,221	6.000%, due 07/01/34	251,396	0.0
129,613	6.000%, due 07/01/34	145,865	0.0
301,430	6.000%, due 07/01/34	338,219	0.0
31,869	6.000%, due 07/01/34	35,892	0.0
56,702	6.000%, due 08/01/34	63,669	0.0
28,091	6.000%, due 08/01/34	31,590	0.0
352,322	6.000%, due 08/01/34	395,910	0.1
396,214	6.000%, due 08/01/34	444,572	0.1
73,848	6.000%, due 10/01/34	82,371	0.0
387,524	6.000%, due 10/01/34	434,499	0.1
247,813	6.000%, due 10/01/34	279,091	0.0
103,312	6.000%, due 11/01/34	116,351	0.0
20,914	6.000%, due 11/01/34	23,449	0.0
104,036	6.000%, due 04/01/35	117,168	0.0
8,009	6.000%, due 08/01/35	8,927	0.0
141,808	6.000%, due 09/01/35	158,155	0.0
36,883	6.000%, due 09/01/35	41,100	0.0
144,616	6.000%, due 10/01/35	161,631	0.0
95,304	6.000%, due 10/01/35	106,201	0.0
4,045	6.000%, due 11/01/35	4,483	0.0
190,196	6.000%, due 12/01/35	211,943	0.0

162,371	6.000%, due 12/01/35	181,799	0.0
657,114	6.000%, due 12/01/35	732,251	0.1
2,415	6.000%, due 02/01/36	2,693	0.0
352,316	6.000%, due 03/01/36	392,601	0.1
425,102	6.000%, due 04/01/36	472,104	0.1
6,006	6.000%, due 06/01/36	6,693	0.0
0	6.000%, due 03/01/37	0	–
184,501	6.000%, due 07/01/37	206,577	0.0
163,758	6.500%, due 06/01/31	187,472	0.0
601	6.500%, due 07/01/31	690	0.0
20,356	6.500%, due 07/01/31	23,337	0.0
376	6.500%, due 08/01/31	430	0.0
196,974	6.500%, due 09/01/31	225,498	0.0
116,167	6.500%, due 12/01/31	133,425	0.0
1,589	6.500%, due 01/01/32	1,819	0.0
2,748	6.500%, due 02/01/32	3,146	0.0
306,304	6.500%, due 07/01/32	350,661	0.1
427,478	6.500%, due 08/01/32	489,381	0.1
322,934	6.500%, due 01/01/33	369,698	0.1
64,874	6.500%, due 04/01/34	73,924	0.0
346,215	6.500%, due 08/01/34	394,971	0.1
1,991	6.500%, due 04/01/36	2,253	0.0
144,340	6.500%, due 05/01/36	163,997	0.0
79,147	6.500%, due 01/01/37	89,668	0.0
31,484	6.500%, due 02/01/37	35,677	0.0
187,063	6.500%, due 02/01/37	212,381	0.0
12,192	6.500%, due 02/01/37	13,854	0.0
471,829	6.500%, due 07/01/37	536,174	0.1
31,995	7.500%, due 02/01/30	38,944	0.0
144,420	7.500%, due 03/01/31	176,593	0.0
3,349	7.500%, due 11/01/31	4,115	0.0
565	7.500%, due 02/01/32	694	0.0
		57,652,538	6.6

	Government National Mortgage Association: 2.4%
408,215	3.500%, due 12/15/41	437,439	0.1
287,095	3.500%, due 02/15/42	307,737	0.0
1,330,000	3.500%, due 03/20/42	1,417,905	0.2
865,608	3.500%, due 03/20/42	926,732	0.1
2,554,400	4.000%, due 01/20/41	2,795,843	0.3
51,091	4.500%, due 07/20/33	56,688	0.0
74,826	4.500%, due 09/15/33	82,332	0.0
321,401	4.500%, due 09/20/33	356,012	0.0
124,327	4.500%, due 12/20/34	137,832	0.0
1,059,080	4.500%, due 11/15/39	1,160,349	0.1
555,164	4.500%, due 03/15/40	618,658	0.1
1,164,457	4.500%, due 04/15/40	1,275,317	0.2
381,737	4.500%, due 06/15/40	421,578	0.1
612,325	4.500%, due 01/20/41	676,447	0.1
925,927	4.500%, due 11/20/41	1,020,205	0.1
49,082	5.000%, due 07/20/33	54,580	0.0
109,950	5.000%, due 03/15/34	121,782	0.0
317,633	5.000%, due 06/15/34	351,814	0.0
83,166	5.000%, due 10/15/34	92,101	0.0
1,497,464	5.000%, due 05/15/39	1,649,740	0.2
0	5.000%, due 09/15/39	0	–
1,931,103	5.000%, due 11/20/41	2,138,457	0.3
398,131	5.500%, due 11/15/32	445,220	0.1
1,465,655	5.500%, due 05/15/33	1,637,174	0.2
245,999	5.500%, due 08/15/33	274,787	0.0
45,056	5.500%, due 08/15/33	50,329	0.0
25,684	5.500%, due 12/15/33	28,998	0.0
265,299	6.000%, due 09/15/32	301,091	0.0
7,636	6.000%, due 09/15/32	8,667	0.0
2,132	6.000%, due 10/15/32	2,420	0.0
22,181	6.000%, due 10/15/32	25,448	0.0
452,937	6.000%, due 04/15/33	512,912	0.1
14,550	6.000%, due 04/15/34	16,540	0.0
97,079	6.000%, due 07/15/34	110,176	0.0

See Accompanying Notes to Financial Statements

41

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

92,196		6.000%, due 07/15/34	104,635	0.0
235,235		6.000%, due 07/15/34	266,972	0.0
112,175		6.000%, due 09/15/34	126,608	0.0
230,121		6.000%, due 11/20/34	260,036	0.0
316,171		6.000%, due 02/20/35	357,272	0.1
62,883		6.000%, due 04/20/35	71,057	0.0
			20,699,890	2.4

		Other U.S. Agency Obligations: 0.1%
425,000		9.650%, due 11/02/18	631,836	0.1

		Total U.S. Government Agency Obligations (Cost $101,289,455)	108,872,768	12.5

ASSET-BACKED SECURITIES: 0.8%
		Home Equity Asset-Backed Securities: 0.2%
997,148	#	Bayview Financial Revolving Mortgage Loan Trust, 1.845%, 12/28/40	648,849	0.1
601,303		GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	432,098	0.0
1,204,000		Residential Funding Mortgage Securities II, Inc., 5.320%, 12/25/35	732,304	0.1
			1,813,251	0.2

		Other Asset-Backed Securities: 0.6%
522,199	#	Anthracite CDO I Ltd., 0.695%, 05/24/17	506,533	0.0
556,023	#	Capital Trust Re CDO Ltd., 5.160%, 06/25/35	560,193	0.1
379,819		Small Business Administration, 4.770%, 04/01/24	421,514	0.0
585,007		Small Business Administration, 4.990%, 09/01/24	652,854	0.1
2,087,796		Small Business Administration, 5.110%, 08/01/25	2,344,596	0.3
607,316		Small Business Administration, 5.180%, 05/01/24	673,713	0.1
			5,159,403	0.6

		Total Asset-Backed Securities (Cost $7,512,909)	6,972,654	0.8

		Total Long-Term Investments (Cost $743,697,831)	856,058,889	98.2

SHORT-TERM INVESTMENTS: 1.8%
		Commercial Paper: 1.6%
14,624,000		BARCLAYS U S FDG CORP DIS, 07/02/12 (Cost $14,623,984)	14,623,984	1.6

	Securities Lending Collateralcc(1): 0.2%
452,453	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $452,460, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $461,502, due 05/01/32-06/01/42)	452,453	0.1
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.1
		1,452,453	0.2

	Total Short-Term Investments (Cost $16,076,437)	16,076,437	1.8

	Total Investments in Securities (Cost $759,774,268)	$872,135,326	100.0
	Liabilities in Excess of Other Assets	(249,640)	–

	Net Assets	$871,885,686	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

42

ING MFS TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $783,243,357.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$ 129,755,479
Gross Unrealized Depreciation	(40,863,510)

Net Unrealized Appreciation	$ 88,891,969

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$52,074,705	$–	$–	$52,074,705
Consumer Staples	52,711,000	20,849,041	–	73,560,041
Energy	54,156,100	–	–	54,156,100
Financials	103,728,792	–	–	103,728,792
Health Care	59,019,052	2,656,857	–	61,675,909
Industrials	79,127,344	–	–	79,127,344
Information Technology	44,715,835	–	–	44,715,835
Materials	16,561,837	–	–	16,561,837
Telecommunication Services	12,192,662	7,632,234	–	19,824,896
Utilities	10,053,149	–	–	10,053,149

Total Common Stock	484,340,476	31,138,132	–	515,478,608

Preferred Stock	1,017,580	831,629	–	1,849,209
Corporate Bonds/Notes	–	83,462,209	–	83,462,209
Collateralized Mortgage Obligations	–	15,665,878	–	15,665,878
Municipal Bonds	–	1,317,042	–	1,317,042
Short-Term Investments	–	16,076,437	–	16,076,437
Foreign Government Bonds	–	3,894,783	–	3,894,783
U.S. Treasury Obligations	–	118,545,738	–	118,545,738
U.S. Government Agency Obligations	–	108,872,768	–	108,872,768
Asset-Backed Securities	–	5,905,928	1,066,726	6,972,654

Total Investments, at fair value	$ 485,358,056	$385,710,544	$1,066,726	$872,135,326

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

43

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 89.8%
		Consumer Discretionary: 12.1%
13,170	@	Charter Communications, Inc.	933,358	0.2
732,230		Comcast Corp. – Special Class A	22,992,022	4.0
66,643	@	Kabel Deutschland Holding AG	4,153,188	0.7
108,920	@	Liberty Global, Inc.	5,405,700	0.9
142,816		Time Warner Cable, Inc.	11,725,194	2.0
87,000		Viacom - Class B	4,090,740	0.7
861,540		Virgin Media, Inc.	21,012,960	3.6
			70,313,162	12.1

		Energy: 13.2%
68,610		Cabot Oil & Gas Corp.	2,703,234	0.5
44,850	@	Cheniere Energy, Inc.	661,089	0.1
24,860		El Paso Pipeline Partners L.P.	840,268	0.1
162,440		EQT Corp.	8,711,657	1.5
474,341		Kinder Morgan, Inc./Delaware	15,283,267	2.6
36,900		Occidental Petroleum Corp.	3,164,913	0.5
237,520		QEP Resources, Inc.	7,118,475	1.2
270,370		Spectra Energy Corp.	7,856,952	1.4
600,761		Williams Cos., Inc.	17,313,932	3.0
168,250		Williams Partners L.P.	8,789,380	1.5
275,960	@	WPX Energy, Inc.	4,465,033	0.8
			76,908,200	13.2

		Financials: 1.1%
87,610		American Tower Corp.	6,124,815	1.1

		Telecommunication Services: 15.5%
3,520,770		Bezeq Israeli Telecommunication Corp., Ltd.	3,745,969	0.7
227,860		Cellcom Israel Ltd.	1,389,946	0.2
169,559		CenturyTel, Inc.	6,695,885	1.2
508,000		China Unicom Ltd.	638,800	0.1
52,420	@	Crown Castle International Corp.	3,074,957	0.5
531,280		Deutsche Telekom AG	5,822,544	1.0
218,824		Empresa Nacional de Telecom	4,151,429	0.7
493,270		Frontier Communications Corp.	1,889,224	0.3
45		KDDI Corp.	290,291	0.1
258,915		Mobile Telesystems OJSC ADR	4,453,338	0.8
72,720	@	NII Holdings, Inc.	743,926	0.1
88,040	@	SBA Communications Corp.	5,022,682	0.9
932,523		TDC A/S	6,480,723	1.1
9,632,768		Telecom Italia S.p.A. RNC	7,806,101	1.3
324,770		Telefonica Brasil SA ADR	8,034,810	1.4
94,583	@	Telenet Group Holding NV	4,138,746	0.7

340,779		Tim Participacoes SA ADR	9,357,791	1.6
3,369,950		Vodafone Group PLC	9,472,082	1.6
5,147,000		XL Axiata Tbk PT	3,395,419	0.6
107,460	@	Ziggo NV	3,424,930	0.6
			90,029,593	15.5

		Utilities: 47.9%
1,002,140	@	AES Corp.	12,857,456	2.2
68,430		AGL Resources, Inc.	2,651,663	0.5
3,641,349		Aguas Andinas SA	2,254,255	0.4
174,970		American Electric Power Co., Inc.	6,981,303	1.2
17,770		Atmos Energy Corp.	623,194	0.1
733,250	@	Calpine Corp.	12,105,958	2.1
355,250		CenterPoint Energy, Inc.	7,343,017	1.3
244,021		CEZ A/S	8,432,939	1.5
136,780	@	China Hydroelectric Corp. ADR ADR	96,444	0.0
331,000		China Longyuan Power Group Corp.	218,586	0.0
28,200		Cia de Saneamento Basico do Estado de Sao Paulo	1,068,469	0.2
118,260		Cia Paranaense de Energia ADR	2,563,877	0.4
157,000		Cia Paranaense de Energia	3,397,172	0.6
745,960		CMS Energy Corp.	17,530,060	3.0
170,000		Cia de Saneamento de Minas Gerais-COPASA	3,686,084	0.6
764,680		E.CL SA	1,823,168	0.3
152,683		E.ON AG	3,299,354	0.6
332,570		Edison International	15,364,734	2.6
625,200		EDP - Energias do Brasil S.A.	4,043,489	0.7
1,742,071	@	EDP Renovaveis S.A.	5,969,494	1.0
457,663		Enagas	8,350,607	1.4
9,619,195	@	Enel OGK - 5 OJSC	494,559	0.1
72,820		Energen Corp.	3,286,367	0.6
5,999,404		Energias de Portugal S.A.	14,192,280	2.5
111,800		FirstEnergy Corp.	5,499,442	0.9
289,288		Gaz de France	6,898,909	1.2
2,162,170	@	GenOn Energy, Inc.	3,697,311	0.6
181,220		Great Plains Energy, Inc.	3,879,920	0.7
1,554,239		Iberdrola S.A.	7,337,924	1.3
73,900		ITC Holdings Corp.	5,092,449	0.9
348,810		Light S.A.	4,280,889	0.7
608,359		National Grid PLC	6,447,390	1.1
159,720		NextEra Energy, Inc.	10,990,333	1.9
84,870		NiSource, Inc.	2,100,533	0.4
161,700		Northeast Utilities	6,275,577	1.1
510,794	@	NRG Energy, Inc.	8,867,384	1.5
182,770		NV Energy, Inc.	3,213,097	0.6
142,060		OGE Energy Corp.	7,357,287	1.3
9,588,316	@	E.ON Russia OJSC	695,744	0.1
33,620		Oneok, Inc.	1,422,462	0.2
265,140		PPL Corp.	7,373,543	1.3
414,740		Public Service Enterprise Group, Inc.	13,479,050	2.3
186,011		Red Electrica de Espana	8,118,561	1.4
83,400		RWE AG	3,410,614	0.6

See Accompanying Notes to Financial Statements

44

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

273,379		Scottish & Southern Energy PLC	5,963,888	1.0
169,970		Sempra Energy	11,707,534	2.0
53,740		Suez Environnement S.A.	577,839	0.1
1,944,275,138	@	TGK-1 OAO	411,895	0.1
169,200		Tractebel Energia S.A.	3,100,947	0.5
110,948		United Utilities Group PLC	1,175,291	0.2
			278,010,342	47.9

		Total Common Stock (Cost $472,789,547)	521,386,112	89.8

PREFERRED STOCK: 3.6%
		Utilities: 3.6%
153,050		Cia Energetica de Minas Gerais	2,821,728	0.5
104,580	@	NextEra Energy, Inc.	5,727,847	1.0
113,910	@	PPL Corp.	6,090,768	1.1
111,970	@	PPL Corp.	5,985,916	1.0

		Total Preferred Stock (Cost $19,823,873)	20,626,259	3.6

WARRANTS: 0.1%
		Energy: 0.1%
230,007	@	Kinder Morgan, Inc.	496,815	0.1

		Total Warrants (Cost $174,943)	496,815	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 3.0%
		Consumer Discretionary: 0.7%
2,691,000		Virgin Media, Inc., 6.500%, 11/15/16	4,036,500	0.7

		Energy: 0.6%
3,235,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	3,356,313	0.6

		Telecommunication Services: 0.7%
2,019,000		SBA Communications Corp., 4.000%, 10/01/14	3,904,241	0.7

		Utilities: 1.0%
3,881,000		GenOn Energy, Inc., 9.875%, 10/15/20	3,803,380	0.6
1,510,000		NRG Energy, Inc., 7.875%, 05/15/21	1,532,650	0.3
910,000	#	Viridian Group FundCo II, 11.125%, 04/01/17	841,750	0.1
			6,177,780	1.0

		Total Corporate Bonds/Notes (Cost $15,211,566)	17,474,834	3.0

		Total Long-Term Investments (Cost $507,999,929)	559,984,020	96.5

SHORT-TERM INVESTMENTS: 2.7%
		Commercial Paper: 2.7%
15,780,000	HSBC Bank USA Disc 7/2/12, 07/02/12 (Cost $15,779,947)	15,779,947	2.7

	Total Short-Term Investments (Cost $15,779,947)	15,779,947	2.7

	Total Investments in Securities (Cost $523,779,876)	$575,763,967	99.2
	Assets in Excess of Other Liabilities	4,696,459	0.8

	Net Assets	$580,460,426	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $531,587,707.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$87,179,631
Gross Unrealized Depreciation	(43,003,371)

Net Unrealized Appreciation	$44,176,260

See Accompanying Notes to Financial Statements

45

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$66,159,974	$4,153,188	$–	$70,313,162
Energy	76,908,200	–	–	76,908,200
Financials	6,124,815	–	–	6,124,815
Telecommunication Services	48,238,918	41,790,675	–	90,029,593
Utilities	206,049,605	71,960,737	–	278,010,342

Total Common Stock	403,481,512	117,904,600	–	521,386,112

Preferred Stock	2,821,728	17,804,531	–	20,626,259
Warrants	496,815	–	–	496,815
Corporate Bonds/Notes	–	17,474,834	–	17,474,834
Short-Term Investments	–	15,779,947	–	15,779,947

Total Investments, at fair value	$406,800,055	$168,963,912	$–	$575,763,967

Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,014,225	–	1,014,225

Total Assets	$406,800,055	$169,978,137	$–	$576,778,192

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(547,585)	$–	$(547,585)

Total Liabilities	$–	$(547,585)	$–	$(547,585)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	123	Buy	07/13/12	$155	$157	$2
Barclays Bank PLC	EU Euro	9,275	Buy	07/13/12	11,815	11,738	(77)
Barclays Bank PLC	EU Euro	152,246	Buy	07/13/12	197,314	192,688	(4,626)
Barclays Bank PLC	EU Euro	16,839	Buy	07/13/12	21,923	21,312	(611)
Citigroup, Inc.	British Pound	172,196	Buy	07/13/12	278,165	269,677	(8,488)
Credit Suisse First
Boston	EU Euro	63,681	Buy	07/13/12	79,245	80,596	1,351
Credit Suisse First
Boston	EU Euro	41,074	Buy	07/13/12	53,236	51,985	(1,251)
Deutsche Bank AG	EU Euro	143,541	Buy	07/13/12	177,510	181,670	4,160
Deutsche Bank AG	EU Euro	51,545	Buy	07/13/12	65,630	65,237	(393)
Deutsche Bank AG	EU Euro	318,077	Buy	07/13/12	421,834	402,569	(19,265)
Deutsche Bank AG	EU Euro	278,753	Buy	07/13/12	368,983	352,799	(16,184)
Deutsche Bank AG	EU Euro	182,387	Buy	07/13/12	240,687	230,835	(9,852)
Deutsche Bank AG	EU Euro	603,773	Buy	07/13/12	790,858	764,156	(26,702)
Goldman Sachs &
Co.	EU Euro	60,322	Buy	07/13/12	76,724	76,346	(378)
Merrill Lynch & Co.,
Inc.	EU Euro	60,749	Buy	07/13/12	76,358	76,887	529
Merrill Lynch & Co.,
Inc.	EU Euro	36,670	Buy	07/13/12	45,778	46,411	633
UBS AG	EU Euro	257,418	Buy	07/13/12	323,595	325,796	2,201
UBS AG	EU Euro	15,928	Buy	07/13/12	20,023	20,159	136

See Accompanying Notes to Financial Statements

46

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

UBS AG	EU Euro	305,057	Buy	07/13/12	389,893	386,090	(3,803)
UBS AG	EU Euro	75,227	Buy	07/13/12	96,147	95,209	(938)
UBS AG	Brazilian Real	2,300,000	Buy	08/02/12	1,138,614	1,136,951	(1,663)
UBS AG	EU Euro	206,894	Buy	07/13/12	270,773	261,852	(8,921)
UBS AG	EU Euro	85,784	Buy	07/13/12	112,965	108,571	(4,394)
UBS AG	EU Euro	238,281	Buy	07/13/12	312,620	301,577	(11,043)

							$(109,577)

Barclays Bank PLC	British Pound	54,319	Sell	07/13/12	$85,065	$85,069	$(4)
Barclays Bank PLC	EU Euro	285,816	Sell	07/13/12	358,164	361,738	(3,574)
Barclays Bank PLC	EU Euro	176,804	Sell	07/13/12	221,558	223,769	(2,211)
Barclays Bank PLC	British Pound	52,880	Sell	07/13/12	83,388	82,815	573
Barclays Bank PLC	British Pound	93,187	Sell	07/13/12	147,227	145,941	1,286
Barclays Bank PLC	British Pound	28,594	Sell	07/13/12	45,544	44,780	764
Barclays Bank PLC	EU Euro	30,955	Sell	07/13/12	39,433	39,178	255
Barclays Bank PLC	EU Euro	307,398	Sell	07/13/12	391,588	389,053	2,535
Barclays Bank PLC	EU Euro	159,331	Sell	07/13/12	203,332	201,655	1,677
Barclays Bank PLC	EU Euro	377,144	Sell	07/13/12	481,296	477,326	3,970
Barclays Bank PLC	EU Euro	41,377	Sell	07/13/12	53,484	52,367	1,117
Barclays Bank PLC	British Pound	237,071	Sell	07/13/12	383,718	371,279	12,439
Barclays Bank PLC	British Pound	133,706	Sell	07/13/12	215,791	209,398	6,393
Barclays Bank PLC	British Pound	6,753,974	Sell	07/13/12	10,704,779	10,577,424	127,355
Barclays Bank PLC	EU Euro	896,916	Sell	07/13/12	1,174,207	1,135,168	39,039
Barclays Bank PLC	British Pound	104,334	Sell	07/13/12	165,252	163,397	1,855
Citigroup, Inc.	EU Euro	758	Sell	07/13/12	952	959	(7)
Citigroup, Inc.	British Pound	133,391	Sell	07/13/12	216,967	208,903	8,064
Citigroup, Inc.	EU Euro	187,044	Sell	07/13/12	247,280	236,730	10,550
Citigroup, Inc.	EU Euro	244,182	Sell	07/13/12	320,855	309,045	11,810
Citigroup, Inc.	EU Euro	155,067	Sell	07/13/12	202,947	196,258	6,689
Citigroup, Inc.	EU Euro	127,756	Sell	07/13/12	167,203	161,692	5,511
Citigroup, Inc.	EU Euro	1,020,472	Sell	07/13/12	1,334,848	1,291,545	43,303
Citigroup, Inc.	EU Euro	289,251	Sell	07/13/12	378,869	366,086	12,783
Citigroup, Inc.	EU Euro	167,312	Sell	07/13/12	219,907	211,756	8,151
Credit Suisse First Boston	EU Euro	59,637	Sell	07/13/12	74,410	75,479	(1,069)
Credit Suisse First Boston	EU Euro	86,364	Sell	07/13/12	107,964	109,306	(1,342)
Credit Suisse First Boston	EU Euro	256,211	Sell	07/13/12	322,388	324,270	(1,882)
Credit Suisse First Boston	EU Euro	151,971	Sell	07/13/12	189,116	192,340	(3,224)
Credit Suisse First Boston	EU Euro	169,020	Sell	07/13/12	210,332	213,918	(3,586)
Credit Suisse First Boston	EU Euro	60,759	Sell	07/13/12	76,056	76,898	(842)
Credit Suisse First Boston	EU Euro	130,756	Sell	07/13/12	171,578	165,489	6,089
Credit Suisse First Boston	EU Euro	5,244,119	Sell	07/13/12	6,866,440	6,637,137	229,303
Deutsche Bank AG	EU Euro	170,345	Sell	07/13/12	215,705	215,595	110
Deutsche Bank AG	EU Euro	10,593	Sell	07/13/12	13,442	13,406	36
Deutsche Bank AG	EU Euro	37,195	Sell	07/13/12	46,464	47,076	(612)
Deutsche Bank AG	EU Euro	108,040	Sell	07/13/12	137,562	136,739	823
Deutsche Bank AG	British Pound	149,667	Sell	07/13/12	236,294	234,394	1,900
Deutsche Bank AG	EU Euro	234,784	Sell	07/13/12	298,755	297,150	1,605
Deutsche Bank AG	British Pound	39,376	Sell	07/13/12	63,076	61,667	1,409
Deutsche Bank AG	EU Euro	23,820	Sell	07/13/12	31,527	30,147	1,380
Deutsche Bank AG	EU Euro	181,172	Sell	07/13/12	238,047	229,298	8,749
Deutsche Bank AG	EU Euro	124,812	Sell	07/13/12	163,993	157,966	6,027
Deutsche Bank AG	EU Euro	21,396	Sell	07/13/12	28,276	27,080	1,196
Deutsche Bank AG	EU Euro	147,462	Sell	07/13/12	193,508	186,633	6,875
Deutsche Bank AG	British Pound	6,753,974	Sell	07/13/12	10,702,820	10,577,423	125,397
Deutsche Bank AG	British Pound	1,153,000	Sell	07/13/12	1,825,430	1,805,718	19,712
Goldman Sachs & Co.	EU Euro	12,200	Sell	07/13/12	16,000	15,440	560
JPMorgan Chase & Co.	EU Euro	440,444	Sell	07/13/12	553,543	557,441	(3,898)
JPMorgan Chase & Co.	British Pound	82,881	Sell	07/13/12	129,825	129,799	26

See Accompanying Notes to Financial Statements

47

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

JPMorgan Chase & Co.	British Pound	41,587	Sell	07/12/12	64,771	65,129	(358)
JPMorgan Chase & Co.	EU Euro	2,040,590	Sell	07/13/12	2,668,031	2,582,641	85,390
JPMorgan Chase & Co.	EU Euro	194,816	Sell	07/13/12	254,719	246,567	8,152
Merrill Lynch & Co., Inc.	EU Euro	396,775	Sell	07/13/12	499,567	502,172	(2,605)
Merrill Lynch & Co., Inc.	EU Euro	70,148	Sell	07/13/12	87,572	88,782	(1,210)
Merrill Lynch & Co., Inc.	EU Euro	1,698,008	Sell	07/13/12	2,223,487	2,149,057	74,430
Merrill Lynch & Co., Inc.	EU Euro	28,396	Sell	07/13/12	35,461	35,939	(478)
UBS AG	EU Euro	16,908	Sell	07/13/12	20,997	21,399	(402)
UBS AG	EU Euro	108,388	Sell	07/13/12	135,470	137,180	(1,710)
UBS AG	EU Euro	487,147	Sell	07/13/12	613,360	616,550	(3,190)
UBS AG	EU Euro	364,007	Sell	07/13/12	460,529	460,700	(171)
UBS AG	EU Euro	13,192	Sell	07/13/12	16,629	16,696	(67)
UBS AG	EU Euro	58,550	Sell	07/13/12	73,532	74,103	(571)
UBS AG	EU Euro	125,904	Sell	07/13/12	156,159	159,348	(3,189)
UBS AG	EU Euro	553,620	Sell	07/13/12	686,656	700,680	(14,024)
UBS AG	EU Euro	101,909	Sell	07/13/12	129,664	128,980	684
UBS AG	Brazilian Real	14,798,949	Sell	08/02/12	7,326,213	7,315,511	10,702
UBS AG	EU Euro	7,811	Sell	07/13/12	10,271	9,886	385
UBS AG	EU Euro	8,223	Sell	07/13/12	10,828	10,407	421
UBS AG	EU Euro	60,113	Sell	07/13/12	79,395	76,081	3,314
UBS AG	EU Euro	1,915,160	Sell	07/13/12	2,512,652	2,423,893	88,759
UBS AG	EU Euro	163,659	Sell	07/13/12	215,191	207,132	8,059
UBS AG	EU Euro	21,323,145	Sell	09/17/12	26,626,638	27,005,408	(378,770)
UBS AG	British Pound	232,076	Sell	07/13/12	371,056	363,455	7,601

							$576,217

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,014,225

Total Asset Derivatives		$1,014,225

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$547,585

Total Liability Derivatives		$547,585

See Accompanying Notes to Financial Statements

48

ING MFS UTILITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*

Foreign exchange contracts	$2,743,981

Total	$2,743,981

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*

Foreign exchange contracts	$(1,616,586)

Total	$(1,616,586)

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

49

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Finland: 2.9%
208,282		Kone OYJ	12,578,851	2.9

		France: 3.8%
491,339		Legrand S.A.	16,676,257	3.8

		Germany: 2.7%
197,735		SAP AG	11,708,986	2.7

		Ireland: 4.7%
340,207		Accenture PLC	20,443,039	4.7

		Italy: 1.9%
1,217,259		Davide Campari-Milano S.p.A.	8,479,891	1.9

		Sweden: 3.7%
406,390		Swedish Match AB	16,379,777	3.7

		Switzerland: 10.0%
711,332		Nestle S.A.	42,450,779	9.7
24,060		Novartis AG	1,345,227	0.3
			43,796,006	10.0

		United Kingdom: 32.2%
450,135		Admiral Group PLC	8,396,898	1.9
808,101		British American Tobacco PLC	41,083,733	9.4
532,321		Diageo PLC	13,720,533	3.1
371,296		Experian Group Ltd.	5,238,289	1.2
629,242		Imperial Tobacco Group PLC	24,243,523	5.5
523,467		Reckitt Benckiser PLC	27,668,811	6.3
619,598		Unilever PLC	20,802,169	4.8
			141,153,956	32.2

		United States: 34.8%
716,578	@	DE Master Blenders1753 NVW	8,102,511	1.8
396,599		Dr Pepper Snapple Group, Inc.	17,351,206	4.0
244,410		Herbalife Ltd.	11,812,335	2.7
143,316		Hillshire Brands Co.	4,154,719	0.9
106,580		Kellogg Co.	5,257,591	1.2
317,598		Kraft Foods, Inc.	12,265,635	2.8
117,861		Mead Johnson Nutrition Co.	9,488,989	2.2
698,090		Microsoft Corp.	21,354,573	4.9
167,370		Moody’s Corp.	6,117,374	1.4
303,220		Philip Morris International, Inc.	26,458,977	6.0
314,115		Procter & Gamble Co.	19,239,544	4.4
37,300	L	Scotts Miracle-Gro Co.	1,533,776	0.3
79,422		Visa, Inc.	9,818,942	2.2
			152,956,172	34.8

	Total Common Stock (Cost $353,467,101)		424,172,935	96.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
		Securities Lending Collateralcc(1) : 0.1%
488,826	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $488,834, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $498,603, due 05/01/32-06/01/42) (Cost $488,826)	488,826	0.1

	Total Short-Term Investments (Cost $488,826)	488,826	0.1

	Total Investments in Securities (Cost $353,955,927)	$424,661,761	96.8
	Assets in Excess of Other Liabilities	14,202,733	3.2

	Net Assets	$438,864,494	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $354,841,555.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$77,187,245
Gross Unrealized Depreciation	(7,522,537)

Net Unrealized Appreciation	$69,664,708

Sector Diversification	Percentage of Net Assets
Consumer Staples	70.4%
Financials	3.3
Health Care	0.3
Industrials	7.9
Information Technology	14.5
Materials	0.3
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	3.2

Net Assets	100.0%

See Accompanying Notes to Financial Statements

50

ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Finland	$–	$12,578,851	$–	$12,578,851
France	–	16,676,257	–	16,676,257
Germany	–	11,708,986	–	11,708,986
Ireland	20,443,039	–	–	20,443,039
Italy	–	8,479,891	–	8,479,891
Sweden	–	16,379,777	–	16,379,777
Switzerland	–	43,796,006	–	43,796,006
United Kingdom	–	141,153,956	–	141,153,956
United States	144,853,661	8,102,511	–	152,956,172

Total Common Stock	165,296,700	258,876,235	–	424,172,935

Short-Term Investments	–	488,826	–	488,826

Total Investments, at fair value	$165,296,700	$259,365,061	$–	$424,661,761

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

51

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.8%
		Consumer Staples: 1.3%
2,500,000		Kraft Foods, Inc., 6.125%, 02/01/18	3,000,857	0.1
1,100,000		Kraft Foods, Inc., 6.875%, 02/01/38	1,445,285	0.0
5,500,000	#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,961,768	0.2
21,500,000	#	President and Fellows of Harvard College, 6.500%, 01/15/39	32,171,073	0.9
1,200,000		Reynolds American, Inc., 7.625%, 06/01/16	1,448,026	0.1
			45,027,009	1.3

		Energy: 2.5%
625,000		El Paso Corp., 7.800%, 08/01/31	705,266	0.0
271,499		Gazprom OAO, 7.201%, 02/01/20	298,298	0.0
13,500,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	17,246,250	0.5
200,000	#,L	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	211,500	0.0
400,000		Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 03/01/13	420,060	0.0
1,000,000	#	OAO Novatek Via Novatek Finance Ltd., 5.326%, 02/03/16	1,045,120	0.0
1,078,000	#,L	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	1,134,595	0.0
21,100,000		Petrobras International Finance Co., 7.875%, 03/15/19	25,784,179	0.8
9,000,000		Petrobras International Finance Co. - Pifco, 3.875%, 01/27/16	9,339,732	0.3
800,000	#,L	Petroleos Mexicanos, 5.500%, 06/27/44	820,000	0.0
14,900,000		Petroleos Mexicanos, 8.000%, 05/03/19	18,997,500	0.6
700,000		TNK-BP Finance SA, 7.500%, 07/18/16	781,410	0.0
1,700,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	2,125,425	0.1
4,000,000		Transocean, Inc., 4.950%, 11/15/15	4,310,712	0.1
2,700,000		White Nights Finance BV for Gazprom, 10.500%, 03/25/14	3,030,750	0.1
			86,250,797	2.5

		Financials: 18.6%
3,100,000		AGFS Funding Co., 5.500%, 05/10/17	2,927,287	0.1

10,600,000		American International Group, Inc., 5.850%, 01/16/18	11,752,061	0.3
200,000		GMAC, Inc., 6.750%, 12/01/14	211,500	0.0
5,480,000	Z	Ally Financial, Inc., 0.326%, 12/01/12	5,404,650	0.2
12,200,000	L	Ally Financial, Inc., 3.667%, 02/11/14	12,172,428	0.4
500,000		Ally Financial, Inc., 3.868%, 06/20/14	497,740	0.0
600,000		Ally Financial, Inc., 4.500%, 02/11/14	609,750	0.0
100,000		Ally Financial, Inc., 4.625%, 06/26/15	100,703	0.0
5,100,000		Ally Financial, Inc., 5.500%, 02/15/17	5,187,608	0.2
1,000,000		Ally Financial, Inc., 7.500%, 12/31/13	1,062,500	0.0
3,600,000		Ally Financial, Inc., 7.500%, 09/15/20	4,059,000	0.1
14,000,000		Ally Financial, Inc., 8.300%, 02/12/15	15,295,000	0.4
3,900,000		American Express Co., 7.000%, 03/19/18	4,835,567	0.1
2,700,000		American Express Credit Corp., 5.875%, 05/02/13	2,813,135	0.1
5,900,000		American Express Credit Corp., 7.300%, 08/20/13	6,310,115	0.2
1,000,000		American General Finance Corp., 4.875%, 07/15/12	1,000,000	0.0
CAD 4,000,000		American International Group, Inc., 4.900%, 06/02/14	4,027,109	0.1
500,000		American International Group, Inc., 5.450%, 05/18/17	544,193	0.0
EUR 1,211,000	#	American International Group, Inc., 6.797%, 11/15/17	1,681,561	0.1
300,000		American International Group, Inc., 8.250%, 08/15/18	363,231	0.0
4,800,000	#	ANZ National International Ltd., 6.200%, 07/19/13	5,033,923	0.1
5,000,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	5,061,535	0.1
7,000,000	#	Banco Santander Brazil SA/Cayman Islands, 2.568%, 03/18/14	6,740,188	0.2
23,500,000		Bank of America Corp., 6.500%, 08/01/16	25,838,673	0.7
13,600,000		Bank of America NA, 0.748%, 06/15/16	12,018,946	0.3
1,200,000	#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,298,920	0.0
2,300,000	#	Bank of Montreal, 2.850%, 06/09/15	2,436,015	0.1

See Accompanying Notes to Finanpcial Statements

52

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

2,500,000	#,L	Bank of Nova Scotia, 1.650%, 10/29/15	2,558,560	0.1
200,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	206,240	0.0
1,600,000		Barclays Bank PLC, 2.375%, 01/13/14	1,604,499	0.0
2,400,000	#	Barclays Bank PLC, 6.050%, 12/04/17	2,437,289	0.1
1,400,000	#	BBVA, 4.500%, 03/10/16	1,414,000	0.0
2,700,000	#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	2,740,500	0.1
8,900,000	L	BNP Paribas, 1.358%, 01/10/14	8,717,906	0.3
11,990,000	#,L	BNP Paribas, 5.186%, 06/29/49	10,431,300	0.3
1,000,000	#	BPCE S.A., 2.375%, 10/04/13	984,185	0.0
900,000	#,L	CIT Group, Inc., 5.250%, 04/01/14	936,000	0.0
31,800,000		Citigroup Capital XXI, 8.300%, 12/21/57	31,959,000	0.9
18,300,000		Citigroup, Inc., 5.500%, 04/11/13	18,821,733	0.5
900,000		Citigroup, Inc., 5.625%, 08/27/12	905,504	0.0
5,000,000		Citigroup, Inc., 6.000%, 08/15/17	5,485,475	0.2
4,300,000		Citigroup, Inc., 8.500%, 05/22/19	5,320,687	0.2
4,700,000	#	Commonwealth Bank of Australia, 6.024%, 03/29/49	4,428,674	0.1
2,137,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,702,343	0.1
1,800,000	#	DAI-ICHI Mutual Life, 7.250%, 12/31/49	1,903,181	0.1
25,900,000	#	Dexia Credit Local, 0.867%, 03/05/13	25,411,259	0.7
1,900,000		Export-Import Bank of Korea, 5.125%, 06/29/20	2,129,923	0.1
19,200,000		Export-Import Bank of Korea, 5.875%, 01/14/15	21,065,606	0.6
1,100,000		Ford Motor Credit Co. LLC, 5.875%, 08/02/21	1,226,815	0.0
4,100,000		Ford Motor Credit Co. LLC, 7.000%, 04/15/15	4,566,904	0.1
1,400,000		Ford Motor Credit Co., LLC, 8.700%, 10/01/14	1,597,490	0.0
500,000		Ford Motor Credit Co. LLC, 7.000%, 10/01/13	534,793	0.0
200,000		Ford Motor Credit Co. LLC, 7.500%, 08/01/12	200,802	0.0
1,700,000		Ford Motor Credit Co., LLC, 8.000%, 12/15/16	2,015,704	0.1
EUR 8,200,000		General Electric Capital Corp., 5.500%, 09/15/67	9,422,425	0.3
4,000,000		General Electric Capital Services, Inc., 7.500%, 08/21/35	5,440,984	0.2

2,900,000		General Electric Capital Corp., 5.875%, 01/14/38	3,345,095	0.1
2,200,000		Goldman Sachs Group, Inc., 5.950%, 01/18/18	2,358,530	0.1
1,100,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	1,194,515	0.0
10,500,000		Goldman Sachs Group, Inc., 6.250%, 09/01/17	11,434,017	0.3
2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,484,000	0.1
4,800,000	#	Intesa Sanpaolo SpA, 2.867%, 02/24/14	4,509,422	0.1
EUR 1,900,000		JPMorgan Chase & Co., 0.904%, 09/26/13	2,392,877	0.1
1,300,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,338,680	0.0
11,200,000		JPMorgan Chase & Co., 6.000%, 01/15/18	12,877,525	0.4
GBP 2,400,000	L	LBG Capital No.1 PLC, 7.588%, 05/12/20	3,241,923	0.1
JPY 800,000,000	±	Lehman Brothers Holdings, Inc., 0.940%, 12/19/08	2,026,647	0.1
5,100,000		Lloyds TSB Bank PLC, 4.875%, 01/21/16	5,360,258	0.2
GBP 2,700,000	L	Llyods, 7.867%, 12/17/19	3,678,877	0.1
EUR 1,300,000		Llyods, 8.875%, 02/07/20	1,472,412	0.0
GBP 1,300,000	L	Llyods, 15.000%, 12/21/19	2,463,548	0.1
200,000		Merrill Lynch & Co., Inc., 6.500%, 07/15/18	215,594	0.0
13,400,000		Merrill Lynch & Co., Inc., 6.875%, 11/15/18	15,035,524	0.4
8,800,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	9,863,322	0.3
EUR 12,000,000		Morgan Stanley, 1.115%, 05/02/14	14,471,162	0.4
6,700,000		Morgan Stanley, 1.446%, 04/29/13	6,608,545	0.2
2,000,000		Morgan Stanley, 5.950%, 12/28/17	2,057,664	0.1
1,600,000		Morgan Stanley, 6.250%, 08/28/17	1,654,035	0.1
18,800,000	#	National Australia Bank Ltd., 1.178%, 04/11/14	18,819,119	0.5
2,200,000	#	National Australia Bank Ltd., 1.416%, 07/25/14	2,213,424	0.1
4,000,000	#	National Australia Bank Ltd., 5.350%, 06/12/13	4,168,684	0.1
DKK 38,099,241		Nykredit Realkredit A/S, 1.675%, 10/01/38	6,478,602	0.2
DKK 11,783,058		Nykredit Realkredit A/S, 1.675%, 04/01/38	2,003,655	0.1
1,200,000	#	Pacific LifeCorp, 6.000%, 02/10/20	1,312,664	0.0
2,000,000	#	Pricoa Global Funding I, 0.661%, 09/27/13	1,992,482	0.1

See Accompanying Notes to Financial Statements

53

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

3,300,000		Principal Life Income Funding Trusts, 5.300%, 04/24/13	3,423,918	0.1
12,000,000	#	RCI Banque SA, 2.328%, 04/11/14	11,668,872	0.3
DKK 11,667,581		Realkredit Danmark A/S, 2.080%, 01/01/38	1,955,222	0.1
DKK 38,039,152		Realkredit Danmark A/S, 2.080%, 01/01/38	6,458,672	0.2
1,500,000	#	Resona Bank Ltd., 5.850%, 09/29/49	1,545,000	0.0
5,000,000	#	Reynolds Group Issuer, Inc., 6.875%, 02/15/21	5,225,000	0.2
4,300,000		Royal Bank of Scotland PLC, 3.950%, 09/21/15	4,383,807	0.1
3,900,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	3,042,000	0.1
800,000	#	Sberbank of Russia Via SB Capital SA, 6.125%, 02/07/22	836,736	0.0
GBP 3,200,000		SLM Corp., 4.875%, 12/17/12	4,999,139	0.1
2,000,000		SLM Corp., 5.000%, 10/01/13	2,070,000	0.1
3,300,000		SLM Corp., 5.375%, 01/15/13	3,370,161	0.1
22,400,000		SLM Corp., 8.000%, 03/25/20	24,640,000	0.7
500,000		SLM Corp., 8.450%, 06/15/18	562,500	0.0
1,300,000	#	Societe Generale, 1.508%, 04/11/14	1,258,759	0.0
6,500,000	#	Societe Generale, 5.922%, 12/31/49	4,420,000	0.1
4,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	3,212,480	0.1
30,200,000	#	SSIF Nevada L.P., 1.158%, 04/14/14	30,013,334	0.9
3,100,000	#	State Bank of India/London, 4.500%, 07/27/15	3,154,588	0.1
3,300,000		State Street Capital Trust III, 5.458%, 03/15/42	3,311,154	0.1
2,200,000	#	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14	2,223,560	0.1
600,000	#	Sydney Air, 5.125%, 02/22/21	643,169	0.0
2,700,000	#	Temasek Financial I Ltd., 4.300%, 10/25/19	3,032,718	0.1
1,300,000		UBS AG, 5.750%, 04/25/18	1,442,592	0.0
6,000,000		USB Capital IX, 3.500%, 03/29/49	4,625,700	0.1
5,715,000		Wachovia Corp., 0.806%, 10/28/15	5,471,438	0.2
27,092,000		Wells Fargo & Co., 7.980%, 02/28/49	29,868,930	0.9
3,000,000	#	Westpac Banking Corp., 0.947%, 07/16/14	3,027,945	0.1

14,100,000	#	Westpac Banking Corp., 3.585%, 08/14/14	14,877,855	0.4
			648,291,170	18.6

		Health Care: 0.5%
12,700,000		Amgen, Inc., 6.150%, 06/01/18	15,264,003	0.4
2,800,000		UnitedHealth Group, Inc., 4.875%, 02/15/13	2,871,736	0.1
			18,135,739	0.5

		Industrials: 0.2%
1,500,000		Goodrich Corp., 6.290%, 07/01/16	1,769,780	0.1
4,300,000		Union Pacific Corp., 4.163%, 07/15/22	4,804,227	0.1
108,202	±	United Air Lines, Inc., 9.350%, 04/07/16	22,181	0.0
			6,596,188	0.2

		Materials: 0.3%
1,100,000	#	Braskem Finance Ltd., 5.750%, 04/15/21	1,135,750	0.0
4,200,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	5,345,265	0.2
2,200,000	#	Sealed Air Corp., 5.625%, 07/15/13	2,282,500	0.1
1,500,000	L	Vale Overseas Ltd., 6.875%, 11/10/39	1,762,170	0.0
			10,525,685	0.3

		Telecommunication Services: 0.2%
2,300,000		AT&T, Inc., 6.300%, 01/15/38	2,878,510	0.1
200,000	#	Qtel International Finance Ltd., 3.375%, 10/14/16	208,300	0.0
300,000	#	Qtel International Finance Ltd., 4.750%, 02/16/21	320,250	0.0
2,500,000		Verizon Communications, Inc., 5.250%, 04/15/13	2,590,767	0.1
			5,997,827	0.2

		Utilities: 0.2%
3,700,000	#,L	Electricite de France SA, 5.500%, 01/26/14	3,919,051	0.1
2,400,000	#	Electricite de France SA, 6.950%, 01/26/39	2,855,146	0.1
600,000	#,L	ENN Energy Holdings Ltd., 6.000%, 05/13/21	605,067	0.0
1,600,000		NRG Energy, Inc., 8.250%, 09/01/20	1,664,000	0.0
			9,043,264	0.2

		Total Corporate Bonds/Notes (Cost $770,132,590)	829,867,679	23.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.5%
57,301		Adjustable Rate Mortgage Trust, 2.887%, 05/25/35	57,225	0.0

See Accompanying Notes to Financial Statements

54

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,260,373		American Home Mortgage Investment Trust, 2.736%, 02/25/45	1,097,114	0.0
3,500,000		Banc of America Commercial Mortgage, Inc., 5.727%, 05/10/45	4,008,464	0.1
1,715,576		Banc of America Funding Corp., 2.628%, 05/25/35	1,753,968	0.1
2,432,764	#	Banc of America Large Loan, Inc., 1.992%, 11/15/15	2,306,383	0.1
170,148		Banc of America Mortgage Securities, Inc., 3.015%, 07/25/33	162,160	0.0
8,400,000	#	BCAP LLC Trust, 5.250%, 08/26/37	8,232,000	0.2
4,454,207		Bear Stearns Adjustable Rate Mortgage Trust, 2.400%, 10/25/35	3,906,500	0.1
141,819		Bear Stearns Adjustable Rate Mortgage Trust, 2.889%, 01/25/34	143,157	0.0
3,166,283		Bear Stearns Alt-A Trust, 2.752%, 11/25/36	1,745,954	0.1
1,835,104		Bear Stearns Alternative-A Trust, 2.828%, 11/25/36	982,697	0.0
1,029,125		Bear Stearns Alternative-A Trust, 2.879%, 09/25/35	708,904	0.0
1,256,255		Bear Stearns Alternative-A Trust, 2.883%, 05/25/35	1,004,296	0.0
1,200,000		Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	1,381,745	0.0
5,350,780		Chase Mortgage Finance Corp., 5.247%, 12/25/35	5,064,719	0.1
2,261,246		Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	2,162,096	0.1
681,711		Citigroup Mortgage Loan Trust, Inc., 2.530%, 10/25/35	563,106	0.0
12,737,762		Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	12,243,263	0.4
3,700,000		Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	4,178,108	0.1
3,357,791	^	Countrywide Alternative Loan Trust, 4.755%, 05/25/35	469,286	0.0
626,887		Countrywide Home Loan Mortgage Pass-through Trust, 0.565%, 03/25/35	393,127	0.0
2,627,508	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.585%, 06/25/35	2,247,668	0.1

10,700,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	11,519,192	0.3
400,000		Credit Suisse Mortgage Capital Certificates, 5.851%, 03/15/39	441,113	0.0
520,236		Downey Savings & Loan Association Mortgage Loan Trust, 2.458%, 07/19/44	416,636	0.0
EUR 306,508		European Loan Conduit, 0.840%, 05/15/19	331,643	0.0
472,995		Federal Housing Administration, 8.175%, 03/01/27	467,531	0.0
629,566		First Horizon Alternative Mortgage Securities, 2.614%, 03/25/35	433,545	0.0
40,668,412	^	First Horizon Alternative Mortgage Securities, 4.455%, 01/25/36	5,264,745	0.2
3,899,535		First Horizon Alternative Mortgage Securities, 5.415%, 02/25/36	3,612,441	0.1
624,348		GMAC Mortgage Corp. Loan Trust, 5.047%, 11/19/35	529,388	0.0
947		Greenpoint Mortgage Funding Trust, 0.325%, 01/25/47	945	0.0
200,000		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	215,962	0.0
1,900,000		Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,115,405	0.1
1,781,070		GSR Mortgage Loan Trust, 2.651%, 09/25/35	1,741,492	0.1
9,549		GSR Mortgage Loan Trust, 6.000%, 03/25/32	10,005	0.0
3,603,822		Harborview Mortgage Loan Trust, 0.433%, 01/19/38	2,173,818	0.1
3,408,690		Harborview Mortgage Loan Trust, 0.483%, 03/19/36	1,764,549	0.1
128,332		JP Morgan Mortgage Trust, 5.750%, 01/25/36	118,520	0.0
600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	674,366	0.0
1,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	1,482,944	0.0

See Accompanying Notes to Financial Statements

55

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,279,912		Merrill Lynch Mortgage Investors, Inc., 0.455%, 02/25/36	940,305	0.0
8,870,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	9,634,430	0.3
2,700,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	2,950,425	0.1
12,900,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.163%, 08/12/49	14,236,466	0.4
263,336		MLCC Mortgage Investors, Inc., 0.495%, 11/25/35	220,294	0.0
16,500,000		Morgan Stanley Capital I, 5.809%, 12/12/49	19,192,982	0.6
3,900,000		Morgan Stanley Capital I, 6.076%, 06/11/49	4,434,622	0.1
1,400,000	#	Morgan Stanley Reremic Trust, 5.979%, 08/12/45	1,592,726	0.1
50,853	#	Nomura Asset Acceptance Corp., 7.000%, 02/19/30	51,030	0.0
4,292,304	#	RBSSP Resecuritization Trust, 0.495%, 02/26/37	3,514,030	0.1
281,276		Residential Accredit Loans, Inc., 0.645%, 03/25/33	255,217	0.0
947,210		Residential Accredit Loans, Inc., 1.507%, 09/25/45	514,395	0.0
119,737		Residential Asset Securitization Trust, 0.645%, 05/25/33	114,539	0.0
93,899		Sequoia Mortgage Trust, 0.594%, 07/20/33	83,497	0.0
2,600,000		SLM Student Loan Trust, 0.966%, 10/25/17	2,597,894	0.1
21,679,735		SLM Student Loan Trust, 1.966%, 04/25/23	22,410,667	0.6
1,000,000	#	SLM Student Loan Trust, 2.892%, 12/16/19	1,015,866	0.0
4,414,438		Structured Adjustable Rate Mortgage Loan Trust, 2.767%, 04/25/35	3,463,533	0.1
3,147,402		Structured Asset Mortgage Investments, Inc., 0.465%, 05/25/36	1,508,432	0.0
1,382,225		Structured Asset Mortgage Investments, Inc., 0.493%, 07/19/35	1,202,163	0.0

2,308,767	#	Wachovia Bank Commercial Mortgage Trust, 0.332%, 09/15/21	2,237,700	0.1
55,566		WaMu Mortgage Pass Through Certificates, 1.547%, 06/25/42	45,251	0.0
192,780		WaMu Mortgage Pass Through Certificates, 2.640%, 10/25/46	144,769	0.0
65,274		Washington Mutual Mortgage Pass- through Certificates, 1.547%, 08/25/42	52,787	0.0
3,025,007		Washington Mutual Mortgage Pass- through Certificates, 2.640%, 08/25/46	2,138,432	0.1
6,441,756		Wells Fargo Mortgage Backed Securities Trust, 2.622%, 03/25/36	5,404,759	0.2
172,742		Wells Fargo Mortgage-Backed Securities Trust, 2.681%, 10/25/33	172,500	0.0

		Consumer Discretionary: 0.1%
3,355,523	#	BCAP LLC Trust, 5.250%, 02/26/36	3,347,377	0.1

	Total Collateralized Mortgage Obligations (Cost $182,404,844)		191,603,268	5.5

MUNICIPAL BONDS: 4.6%
		Alaska: 0.2%
9,400,000		Northern Tobacco Securitization Corp., 5.000%, 06/01/46	7,079,986	0.2

		California: 2.4%
1,200,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,480,632	0.1
4,200,000		California State Public Works Board, 7.804%, 03/01/35	4,963,014	0.2
2,000,000		California State University, 6.484%, 11/01/41	2,464,780	0.1
9,540,000		Long Beach Unified School District, 08/01/34	3,084,854	0.1
600,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	740,820	0.0
800,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	993,848	0.0
6,700,000		Los Angeles Unified School District, 4.500%, 07/01/22	7,532,274	0.2

See Accompanying Notes to Financial Statements

56

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

4,500,000	Bay Area Toll Authority, 7.043%, 04/01/50	6,413,940	0.2
7,700,000	Los Angeles Department of Airports, 6.582%, 05/15/39	9,832,746	0.3
21,000,000	Southern California Public Power Authority, 5.943%, 07/01/40	25,586,400	0.7
1,200,000	State of California, 5.650%, 04/01/39	1,245,324	0.0
700,000	State of California, 7.500%, 04/01/34	876,274	0.0
1,300,000	State of California, 7.550%, 04/01/39	1,684,124	0.1
2,700,000	State of California, 7.600%, 11/01/40	3,485,619	0.1
1,800,000	Tobacco Securitization Authority of Southern California/CA, 5.125%, 06/01/46	1,357,092	0.0
9,300,000	University of California, 6.270%, 05/15/31	10,642,083	0.3
600,000	University of California, 6.398%, 05/15/31	735,096	0.0
800,000	University of California, 6.548%, 05/15/48	1,046,688	0.0
		84,165,608	2.4

	Connecticut: 0.3%
8,700,000	State of Connecticut, 5.850%, 03/15/32	10,948,515	0.3

	Illinois: 0.3%
500,000	Chicago Transit Authority, 6.300%, 12/01/21	537,540	0.0
200,000	Chicago Transit Authority, 6.300%, 12/01/21	215,016	0.0
4,300,000	Chicago Transit Authority, 6.899%, 12/01/40	5,191,519	0.2
2,500,000	Chicago Transit Authority, 6.899%, 12/01/40	2,946,775	0.1
570,000	City of Chicago IL, 5.000%, 01/01/35	584,455	0.0
		9,475,305	0.3

	Nebraska: 0.1%
1,500,000	Public Power Generation Agency, 7.242%, 01/01/41	1,795,935	0.1

	Nevada: 0.1%
2,300,000	County of Clark NV, 6.820%, 07/01/45	3,172,528	0.1

	New Jersey: 0.5%
8,100,000	New Jersey Economic Development Authority, 1.468%, 06/15/13	8,131,266	0.2
2,945,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,156,779	0.1

4,200,000	New Jersey Transportation Trust Fund Authority, 5.250%, 06/15/36	4,737,012	0.2
		17,025,057	0.5

	New York: 0.5%
1,000,000	New York City Municipal Water Finance Authority, 5.000%, 06/15/44	1,104,640	0.1
5,900,000	New York City Municipal Water Finance Authority, 5.882%, 06/15/44	7,674,484	0.2
5,900,000	New York City Municipal Water Finance Authority, 6.282%, 06/15/42	6,748,951	0.2
870,000	Tobacco Settlement Financing Corp., 5.875%, 05/15/39	888,366	0.0
		16,416,441	0.5

	Pennsylvania: 0.2%
2,700,000	Pennsylvania Economic Development Financing Authority, 6.532%, 06/15/39	3,276,099	0.1
4,000,000	University of Pittsburgh, 5.000%, 09/15/28	4,678,800	0.1
		7,954,899	0.2

	Washington: 0.0%
1,560,000	State of Washington, 12/01/20	1,285,737	0.0

	Total Municipal Bonds (Cost $133,927,240)	159,320,011	4.6

ASSET-BACKED SECURITIES: 2.7%
		Home Equity Asset-Backed Securities: 0.2%
4,700,000	Bear Stearns Asset Backed Securities Trust, 0.445%, 12/25/36	3,151,672	0.1
5,700,000	Bear Stearns Asset Backed Securities Trust, 0.495%, 04/25/37	1,828,475	0.1
149,558	MASTR Asset-Backed Securities Trust, 0.295%, 11/25/36	53,398	0.0
279,774	New Century Home Equity Loan Trust, 0.505%, 06/25/35	278,071	0.0
162,272	Renaissance Home Equity Loan Trust, 0.685%, 08/25/33	135,669	0.0
96,967	Securitized Asset Backed Receivables LLC Trust, 0.325%, 11/25/36	19,944	0.0
		5,467,229	0.2

See Accompanying Notes to Financial Statements

57

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

		Other Asset-Backed Securities: 2.5%
81,938		Bear Stearns Asset Backed Securities Trust, 0.325%, 10/25/36	75,758	0.0
3,537,305		Bear Stearns Asset Backed Securities Trust, 3.021%, 10/25/36	2,443,243	0.1
17,921		Credit-Based Asset Servicing and Securitization LLC, 0.305%, 11/25/36	6,472	0.0
188,182		GSAMP Trust, 0.315%, 12/25/36	114,551	0.0
13,800,000	#	Halcyon Structured Asset Management Long/Short CLO Ltd., 0.691%, 08/07/21	13,463,335	0.4
16,833,276	#	Pacifica CDO Ltd., 0.726%, 01/26/20	16,376,825	0.5
349,686		Securitized Asset Backed Receivables LLC Trust, 0.305%, 12/25/36	75,775	0.0
14,596,180		Small Business Administration, 5.160%, 02/01/28	16,687,325	0.5
1,284,275		Small Business Administration, 5.290%, 12/01/27	1,464,735	0.0
11,656,218		Small Business Administration, 5.471%, 03/10/18	12,832,552	0.4
8,726,080		Small Business Administration, 5.490%, 03/01/28	9,960,607	0.3
7,403,701		Small Business Administration, 5.902%, 02/10/18	8,228,612	0.2
5,834,166		Soundview Home Equity Loan Trust, 0.385%, 12/25/36	5,182,948	0.1
367,068		Specialty Underwriting & Residential Finance, 0.305%, 01/25/38	334,943	0.0
			87,247,681	2.5

	Total Asset-Backed Securities (Cost $87,992,040)		92,714,910	2.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 48.8%
		Federal Home Loan Mortgage Corporation: 4.1%##
1,747,552		1.526%, due 07/25/44	1,817,757	0.1
612,315		6.500%, due 02/25/43	683,189	0.0
41,134		0.592%, due 12/15/29	41,227	0.0
12,600,000		1.000%, due 03/08/17	12,688,427	0.4
21,600,000		1.000%, due 06/29/17	21,689,424	0.6
1,000,000		1.250%, due 05/12/17	1,014,888	0.0
903,745		1.315%, due 10/25/44	907,090	0.0
5,700,000		1.750%, due 05/30/19	5,843,355	0.2
400,000		2.000%, due 08/25/16	420,892	0.0
287,940		2.124%, due 09/01/35	301,820	0.0
26,753		2.331%, due 06/01/24	28,413	0.0
2,700,000		2.375%, due 01/13/22	2,779,156	0.1
44,507		2.375%, due 11/01/31	47,188	0.0
918,364		2.573%, due 01/01/29	981,945	0.0

3,653,041		2.739%, due 06/01/35	3,900,586	0.1
75,601		3.500%, due 07/15/32	78,037	0.0
1,200,000		3.750%, due 03/27/19	1,388,969	0.1
2,000,000	W	4.500%, due 07/15/38	2,136,563	0.1
149,177		4.500%, due 06/01/39	159,434	0.0
720,478		4.500%, due 10/01/39	770,015	0.0
18,867,989		4.500%, due 05/01/40	20,188,851	0.6
183,573		4.500%, due 09/01/40	196,424	0.0
89,362		4.500%, due 03/01/41	95,618	0.0
1,476,121		4.500%, due 09/01/41	1,581,764	0.1
4,697,894		4.500%, due 09/01/41	5,034,113	0.2
1,400,000		5.000%, due 02/16/17	1,664,552	0.1
390,162		5.226%, due 03/01/35	420,536	0.0
32,262		5.500%, due 02/01/14	35,085	0.0
500,000		5.500%, due 08/23/17	613,216	0.0
71,946		5.500%, due 01/01/19	78,242	0.0
503,531		5.500%, due 09/01/19	551,261	0.0
86,464		5.500%, due 11/01/21	94,030	0.0
341,201		5.500%, due 03/01/23	374,043	0.0
110,134		5.500%, due 03/01/34	121,405	0.0
112,264		5.500%, due 12/01/36	122,386	0.0
699,047		5.500%, due 03/01/37	762,075	0.0
959,739		5.500%, due 05/01/37	1,044,471	0.0
646,863		5.500%, due 09/01/37	703,972	0.0
109,519		5.500%, due 09/01/37	119,393	0.0
177,559		5.500%, due 10/01/37	193,235	0.0
717,703		5.500%, due 11/01/37	781,067	0.0
647,746		5.500%, due 12/01/37	704,933	0.0
1,104,317		5.500%, due 01/01/38	1,201,813	0.0
84,951		5.500%, due 01/01/38	93,877	0.0
2,058,982		5.500%, due 02/01/38	2,240,762	0.1
815,808		5.500%, due 03/01/38	887,833	0.0
110,361		5.500%, due 04/01/38	120,104	0.0
147,149		5.500%, due 05/01/38	160,003	0.0
558,582		5.500%, due 05/01/38	607,373	0.0
505,351		5.500%, due 05/01/38	552,809	0.0
121,075		5.500%, due 05/01/38	131,937	0.0
519,563		5.500%, due 06/01/38	564,947	0.0
2,799,117		5.500%, due 06/01/38	3,043,617	0.1
622,503		5.500%, due 06/01/38	676,878	0.0
352,320		5.500%, due 06/01/38	383,095	0.0
3,349,555		5.500%, due 07/01/38	3,645,276	0.1
611,658		5.500%, due 07/01/38	665,086	0.0
700,112		5.500%, due 08/01/38	761,267	0.0
91,764		5.500%, due 08/01/38	99,779	0.0
781,134		5.500%, due 09/01/38	849,366	0.0
656,396		5.500%, due 09/01/38	713,732	0.0
720,704		5.500%, due 10/01/38	783,657	0.0
720,826		5.500%, due 10/01/38	784,466	0.0
1,257,266		5.500%, due 11/01/38	1,367,087	0.1
99,508		5.500%, due 11/01/38	108,200	0.0
140,542		5.500%, due 12/01/38	153,740	0.0
511,503		5.500%, due 01/01/39	556,183	0.0
1,397,907		5.500%, due 03/01/39	1,520,013	0.1
507,578		5.500%, due 07/01/39	552,391	0.0
107,391		5.500%, due 12/01/39	116,872	0.0
1,917,903		5.500%, due 03/01/40	2,087,229	0.1
640,407		5.500%, due 08/01/40	696,947	0.0
1,458,623		5.500%, due 08/01/40	1,587,400	0.1
326,725		5.500%, due 08/01/40	355,979	0.0
395,002		6.000%, due 01/01/22	433,131	0.0
504,394		6.000%, due 03/01/22	553,083	0.0
1,181,912		6.000%, due 10/01/22	1,301,911	0.0
4,403,943		6.000%, due 09/01/27	4,834,561	0.2
65,577		6.000%, due 05/01/35	73,537	0.0
291,049		6.000%, due 12/01/37	319,462	0.0
3,646,969		6.000%, due 12/01/37	4,003,000	0.1
4,389,441		6.000%, due 01/01/38	4,817,955	0.2
5,139,164		6.000%, due 01/01/38	5,640,870	0.2
540,534		6.000%, due 02/01/38	593,303	0.0

See Accompanying Notes to Financial Statements

58

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

171,277		6.000%, due 08/01/39	187,783	0.0
18,701		6.000%, due 09/01/39	20,504	0.0
26,876		6.500%, due 07/01/19	30,103	0.0
36,857		8.250%, due 08/15/21	42,288	0.0
			144,080,256	4.1

		Federal National Mortgage Association: 43.1%##
15,200,000		0.445%, due 10/27/37	15,116,845	0.5
5,500,000		0.500%, due 07/02/15	5,497,283	0.2
75,424		0.745%, due 03/25/17	75,976	0.0
3,700,000		1.125%, due 04/27/17	3,740,855	0.1
172,553		1.145%, due 04/25/32	175,708	0.0
20,400,000	L	1.250%, due 01/30/17	20,753,838	0.6
102,558		1.347%, due 08/01/42	103,543	0.0
145,385		1.347%, due 08/01/42	146,844	0.0
145,621		1.347%, due 10/01/44	146,997	0.0
7,600,000	L	1.375%, due 11/15/16	7,790,198	0.2
22,080,000		1.625%, due 10/26/15	22,889,210	0.7
1,184,909		1.879%, due 08/01/35	1,233,474	0.1
1,178,766		2.300%, due 10/01/35	1,238,950	0.1
4,200,000		2.375%, due 07/28/15	4,435,145	0.1
1,051,193		2.417%, due 10/01/35	1,119,448	0.1
1,555,732		2.457%, due 10/01/35	1,660,206	0.1
3,025,399		2.485%, due 11/01/34	3,230,303	0.1
3,000,000	W	2.500%, due 05/25/27	3,085,312	0.1
6,000,000		2.500%, due 07/17/27	6,183,750	0.2
928,818		2.560%, due 09/01/34	993,332	0.0
640,175		2.563%, due 02/01/34	680,861	0.0
45,104		3.276%, due 05/01/36	46,496	0.0
297,139		3.330%, due 11/01/21	320,427	0.0
135,000,000	W	3.500%, due 02/25/26	142,678,125	4.1
8,000,000	W	3.500%, due 10/25/41	8,411,250	0.3
175,000,000	W	3.500%, due 08/15/42	183,503,915	5.3
77,563		4.000%, due 12/01/13	81,655	0.0
56,265		4.000%, due 04/01/14	59,499	0.0
13,214		4.000%, due 01/01/15	14,066	0.0
336,711		4.000%, due 03/01/15	358,409	0.0
30,799		4.000%, due 07/01/18	33,005	0.0
3,855		4.000%, due 07/01/18	4,131	0.0
13,277		4.000%, due 06/01/19	14,245	0.0
192,946		4.000%, due 04/01/23	205,439	0.0
521,060		4.000%, due 03/01/24	554,637	0.0
128,607		4.000%, due 04/01/24	136,894	0.0
796,695		4.000%, due 04/01/24	848,034	0.0
223,003		4.000%, due 04/01/24	237,374	0.0
1,934,621		4.000%, due 04/01/24	2,059,287	0.1
475,157		4.000%, due 04/01/24	505,776	0.0
934,595		4.000%, due 05/01/24	994,820	0.0
13,697		4.000%, due 05/01/24	14,579	0.0
709,080		4.000%, due 05/01/24	754,773	0.0
2,853,108		4.000%, due 06/01/24	3,036,962	0.1
508,675		4.000%, due 06/01/24	541,454	0.0
16,357		4.000%, due 06/01/24	17,411	0.0
301,005		4.000%, due 06/01/24	320,401	0.0
22,921		4.000%, due 07/01/24	24,398	0.0
103,119		4.000%, due 07/01/24	109,764	0.0
5,741,609		4.000%, due 08/01/24	6,111,596	0.2
840,362		4.000%, due 08/01/24	894,514	0.0
943,346		4.000%, due 11/01/24	1,004,135	0.0
2,854,754		4.000%, due 12/01/24	3,038,713	0.1
120,358		4.000%, due 02/01/25	128,114	0.0
130,939		4.000%, due 05/01/25	139,377	0.0
22,661		4.000%, due 05/01/25	24,121	0.0
770,935		4.000%, due 06/01/25	820,614	0.0
20,559		4.000%, due 06/01/25	21,884	0.0
587,935		4.000%, due 06/01/25	625,821	0.0
136,853		4.000%, due 07/01/25	145,672	0.0
111,129		4.000%, due 07/01/25	118,290	0.0
18,187		4.000%, due 08/01/25	19,359	0.0
778,556		4.000%, due 08/01/25	828,726	0.0

381,656		4.000%, due 08/01/25	406,250	0.0
39,542		4.000%, due 08/01/25	42,090	0.0
16,975		4.000%, due 09/01/25	18,069	0.0
719,898		4.000%, due 09/01/25	766,513	0.0
510,965		4.000%, due 11/01/25	543,892	0.0
27,917		4.000%, due 01/01/26	29,716	0.0
602,024		4.000%, due 01/01/26	640,818	0.0
4,787		4.000%, due 01/01/26	5,095	0.0
70,149		4.000%, due 02/01/26	74,713	0.0
93,465		4.000%, due 04/01/26	99,546	0.0
26,157		4.000%, due 04/01/26	27,858	0.0
994,482		4.000%, due 04/01/26	1,059,188	0.0
790,903		4.000%, due 04/01/26	842,363	0.0
55,989		4.000%, due 05/01/26	59,632	0.0
761,877		4.000%, due 06/01/26	811,449	0.0
91,799		4.000%, due 06/01/26	97,772	0.0
199,510		4.000%, due 06/01/26	212,491	0.0
654,569		4.000%, due 08/01/26	697,158	0.0
68,000,000	W	4.000%, due 02/25/39	72,388,128	2.1
13,000,000	W	4.000%, due 06/25/39	13,792,188	0.4
418,283		4.000%, due 12/01/40	446,015	0.0
298,676		4.000%, due 12/01/41	318,571	0.0
4,200,000		4.375%, due 10/15/15	4,717,839	0.2
45,788		4.500%, due 07/01/17	49,127	0.0
55,922		4.500%, due 06/01/18	60,001	0.0
198,336		4.500%, due 06/01/18	212,781	0.0
25,720		4.500%, due 04/01/23	27,599	0.0
367,422		4.500%, due 05/01/23	398,171	0.0
147,410		4.500%, due 05/01/23	158,088	0.0
263,483		4.500%, due 02/01/24	282,685	0.0
15,512		4.500%, due 03/01/24	16,643	0.0
274,159		4.500%, due 04/01/24	294,139	0.0
114,795		4.500%, due 04/01/24	123,179	0.0
89,731		4.500%, due 05/01/24	96,271	0.0
4,164,472		4.500%, due 05/01/24	4,468,617	0.1
241,028		4.500%, due 06/01/24	258,593	0.0
305,035		4.500%, due 08/01/24	327,266	0.0
35,339		4.500%, due 09/01/24	37,915	0.0
243,030		4.500%, due 03/01/25	260,741	0.0
47,538		4.500%, due 04/01/25	51,002	0.0
105,087		4.500%, due 04/01/25	112,746	0.0
167,006		4.500%, due 04/01/25	179,177	0.0
16,780		4.500%, due 06/01/25	18,003	0.0
20,771		4.500%, due 07/01/25	22,288	0.0
40,000,000	W	4.500%, due 07/01/25	42,862,502	1.3
487,568		4.500%, due 01/01/26	523,176	0.0
1,097,992		4.500%, due 03/01/26	1,181,957	0.1
279,970		4.500%, due 07/01/26	300,374	0.0
8,067,489		4.500%, due 04/01/29	8,678,897	0.3
115,046		4.500%, due 06/01/29	123,693	0.0
1,475,656		4.500%, due 06/01/29	1,586,569	0.1
998,735		4.500%, due 07/01/29	1,073,801	0.0
20,681		4.500%, due 10/01/29	22,235	0.0
513,391		4.500%, due 05/01/31	556,791	0.0
120,845		4.500%, due 02/01/33	130,098	0.0
490,556		4.500%, due 10/01/33	528,117	0.0
212,135		4.500%, due 01/01/34	228,377	0.0
66,833		4.500%, due 07/01/34	71,909	0.0
175,000,000	W	4.500%, due 07/15/35	187,769,522	5.4
231,498		4.500%, due 09/01/35	248,789	0.0
486,167		4.500%, due 11/01/35	523,088	0.0
838,805		4.500%, due 02/01/36	903,031	0.0
8,759,062		4.500%, due 06/01/36	9,409,195	0.3
28,000,000		4.500%, due 06/01/37	30,024,795	0.9
44,720		4.500%, due 02/01/38	48,005	0.0
19,105		4.500%, due 04/01/38	20,508	0.0
437,197		4.500%, due 02/01/39	469,306	0.0
123,332		4.500%, due 05/01/39	134,741	0.0
15,520		4.500%, due 05/01/39	16,660	0.0
263,032		4.500%, due 07/01/39	282,350	0.0

See Accompanying Notes to Financial Statements

59

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

527,602		4.500%, due 08/01/39	566,350	0.0
123,000,000	W	4.500%, due 08/01/39	131,802,181	3.8
705,085		4.500%, due 08/01/39	756,869	0.0
1,206,772		4.500%, due 08/01/39	1,295,401	0.1
1,727,472		4.500%, due 09/01/39	1,854,342	0.1
1,383,331		4.500%, due 10/01/39	1,484,927	0.1
6,480,830		4.500%, due 11/01/39	6,956,801	0.2
1,148,780		4.500%, due 12/01/39	1,233,150	0.1
751,932		4.500%, due 01/01/40	807,156	0.0
1,869,413		4.500%, due 02/01/40	2,017,730	0.1
819,008		4.500%, due 02/01/40	881,717	0.0
85,910		4.500%, due 02/01/40	92,219	0.0
478,153		4.500%, due 06/01/40	514,764	0.0
802,411		4.500%, due 07/01/40	863,850	0.0
1,486,169		4.500%, due 07/01/40	1,599,962	0.1
807,950		4.500%, due 07/01/40	869,813	0.0
232,393		4.500%, due 08/01/40	250,187	0.0
225,376		4.500%, due 08/01/40	242,632	0.0
267,162		4.500%, due 08/01/40	287,618	0.0
117,994		4.500%, due 08/01/40	127,029	0.0
117,177		4.500%, due 09/01/40	126,148	0.0
252,083		4.500%, due 09/01/40	271,384	0.0
199,676		4.500%, due 09/01/40	214,965	0.0
2,242,086		4.500%, due 09/01/40	2,413,757	0.1
31,710,560		4.500%, due 09/01/40	34,138,570	1.0
294,290		4.500%, due 09/01/40	316,823	0.0
21,234		4.500%, due 09/01/40	22,859	0.0
539,171		4.500%, due 10/01/40	580,455	0.0
744,831		4.500%, due 10/01/40	801,862	0.0
586,406		4.500%, due 11/01/40	631,306	0.0
27,461		4.500%, due 11/01/40	29,564	0.0
41,625		4.500%, due 11/01/40	44,812	0.0
372,110		4.500%, due 12/01/40	400,602	0.0
27,768		4.500%, due 12/01/40	29,894	0.0
253,578		4.500%, due 12/01/40	272,994	0.0
333,938		4.500%, due 12/01/40	359,507	0.0
895,217		4.500%, due 12/01/40	963,762	0.0
100,313		4.500%, due 12/01/40	107,994	0.0
551,954		4.500%, due 01/01/41	592,491	0.0
619,369		4.500%, due 02/01/41	666,793	0.0
582,333		4.500%, due 02/01/41	626,921	0.0
471,722		4.500%, due 02/01/41	507,841	0.0
294,465		4.500%, due 02/01/41	317,564	0.0
318,564		4.500%, due 02/01/41	343,553	0.0
73,625		4.500%, due 02/01/41	79,400	0.0
736,944		4.500%, due 02/01/41	793,370	0.0
279,942		4.500%, due 02/01/41	301,377	0.0
729,205		4.500%, due 03/01/41	785,039	0.0
270,093		4.500%, due 03/01/41	291,280	0.0
1,478,727		4.500%, due 03/01/41	1,594,723	0.1
567,247		4.500%, due 03/01/41	611,743	0.0
24,058		4.500%, due 03/01/41	25,945	0.0
1,502,245		4.500%, due 03/01/41	1,617,269	0.1
1,918,727		4.500%, due 03/01/41	2,069,237	0.1
186,030		4.500%, due 04/01/41	200,622	0.0
2,339,148		4.500%, due 04/01/41	2,522,638	0.1
4,430,476		4.500%, due 04/01/41	4,778,015	0.2
71,149		4.500%, due 04/01/41	76,730	0.0
369,310		4.500%, due 04/01/41	398,279	0.0
1,398,749		4.500%, due 04/01/41	1,508,471	0.1
273,676		4.500%, due 04/01/41	295,144	0.0
275,199		4.500%, due 05/01/41	296,786	0.0
30,168		4.500%, due 05/01/41	32,535	0.0
8,870,197		4.500%, due 05/01/41	9,566,001	0.3
3,142,172		4.500%, due 05/01/41	3,388,653	0.1
245,185		4.500%, due 05/01/41	264,418	0.0
13,337,983		4.500%, due 05/01/41	14,359,243	0.4
3,217,739		4.500%, due 05/01/41	3,470,147	0.1
397,779		4.500%, due 05/01/41	428,982	0.0
2,195,200		4.500%, due 05/01/41	2,367,398	0.1

526,594		4.500%, due 06/01/41	567,901	0.0
111,044		4.500%, due 06/01/41	119,754	0.0
10,731,004		4.500%, due 06/01/41	11,572,774	0.4
2,644,693		4.500%, due 06/01/41	2,852,150	0.1
2,734,913		4.500%, due 06/01/41	2,949,447	0.1
366,126		4.500%, due 07/01/41	394,846	0.0
476,219		4.500%, due 07/01/41	513,575	0.0
874,989		4.500%, due 07/01/41	943,626	0.0
139,288		4.500%, due 07/01/41	150,214	0.0
485,766		4.500%, due 08/01/41	523,871	0.0
341,104		4.500%, due 08/01/41	367,861	0.0
166,372		4.500%, due 08/01/41	179,423	0.0
358,718		4.500%, due 08/01/41	386,857	0.0
1,329,441		4.500%, due 08/01/41	1,433,727	0.1
386,390		4.500%, due 10/01/41	416,700	0.0
53,819		4.500%, due 11/01/41	58,041	0.0
5,612,561		4.500%, due 12/01/41	6,052,826	0.2
220,555		4.500%, due 01/01/42	237,856	0.0
570,659		4.500%, due 01/01/42	614,175	0.0
391,319		4.509%, due 12/01/36	413,322	0.0
1,600,000		5.000%, due 02/13/17	1,895,774	0.1
400,000		5.000%, due 05/11/17	476,985	0.0
652,805		5.000%, due 02/01/34	710,463	0.0
1,354,114		5.000%, due 03/01/34	1,473,716	0.1
3,581,763		5.000%, due 03/01/35	3,906,997	0.1
23,683,822		5.000%, due 06/01/35	25,701,668	0.8
12,746,277		5.000%, due 07/01/35	13,903,396	0.4
846,227		5.000%, due 08/01/35	918,325	0.0
58,625		5.000%, due 09/01/35	63,803	0.0
116,878		5.000%, due 11/01/36	126,653	0.0
16,000,000		5.000%, due 06/01/37	17,299,130	0.5
20,000,000		5.000%, due 07/01/37	21,646,880	0.6
100,000		5.250%, due 09/15/16	118,364	0.0
800,000		5.375%, due 07/15/16	946,342	0.0
500,000		5.375%, due 06/12/17	606,736	0.0
6,000,000	W	5.500%, due 07/01/22	6,512,111	0.2
493,292		5.500%, due 06/01/23	542,778	0.0
803,015		5.500%, due 02/01/24	885,078	0.0
37,344		5.500%, due 01/01/32	41,084	0.0
205,559		5.500%, due 10/01/33	226,019	0.0
220,566		5.500%, due 10/01/33	242,520	0.0
81,757		5.500%, due 11/01/33	89,895	0.0
148,392		5.500%, due 11/01/33	163,162	0.0
113,581		5.500%, due 11/01/33	124,887	0.0
6,727		5.500%, due 11/01/33	7,397	0.0
186,464		5.500%, due 12/01/33	205,024	0.0
134,277		5.500%, due 12/01/33	147,642	0.0
245,247		5.500%, due 12/01/33	270,425	0.0
1,045,628		5.500%, due 12/01/33	1,149,707	0.1
10,807		5.500%, due 12/01/33	11,883	0.0
1,978,217		5.500%, due 12/01/33	2,175,122	0.1
88,012		5.500%, due 01/01/34	96,717	0.0
201,624		5.500%, due 01/01/34	221,692	0.0
258,118		5.500%, due 01/01/34	283,648	0.0
498,638		5.500%, due 11/01/34	547,960	0.0
253,255		5.500%, due 11/01/34	278,371	0.0
192,000		5.500%, due 01/01/35	211,951	0.0
64,373		5.500%, due 01/01/35	70,741	0.0
89,451		5.500%, due 02/01/35	98,131	0.0
14,703,713		5.500%, due 02/01/35	16,158,081	0.5
366,811		5.500%, due 03/01/35	404,927	0.0
13,454		5.500%, due 02/01/36	14,747	0.0
265,362		5.500%, due 04/01/36	289,951	0.0
243,694		5.500%, due 05/01/36	266,275	0.0
94,833		5.500%, due 05/01/36	103,383	0.0
9,739,018		5.500%, due 07/01/36	10,702,320	0.3
478,943		5.500%, due 09/01/36	526,616	0.0
78,783		5.500%, due 11/01/36	86,083	0.0
117,497		5.500%, due 11/01/36	128,384	0.0
55,799		5.500%, due 12/01/36	60,969	0.0

See Accompanying Notes to Financial Statements

60

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

100,616		5.500%, due 12/01/36	109,939	0.0
178,365		5.500%, due 12/01/36	194,893	0.0
166,666		5.500%, due 01/01/37	182,110	0.0
1,018,999		5.500%, due 01/01/37	1,112,147	0.1
613,404		5.500%, due 01/01/37	670,243	0.0
136,543		5.500%, due 04/01/37	149,025	0.0
64,042		5.500%, due 07/01/37	69,896	0.0
208,487		5.500%, due 07/01/37	227,545	0.0
119,816		5.500%, due 08/01/37	130,769	0.0
3,505,496		5.500%, due 03/01/38	3,869,758	0.1
102,693		5.500%, due 06/01/38	112,209	0.0
53,000,000	W	5.500%, due 08/25/38	57,819,698	1.7
63,977		5.500%, due 09/01/39	69,905	0.0
212,199		5.500%, due 05/01/40	233,719	0.0
267,933		5.500%, due 06/01/40	295,104	0.0
166,615		6.000%, due 09/01/21	185,421	0.0
1,461,244		6.000%, due 06/01/22	1,607,092	0.1
150,395		6.000%, due 09/01/22	166,158	0.0
159,103		6.000%, due 10/01/22	175,779	0.0
306,039		6.000%, due 01/01/23	338,115	0.0
7,437		6.000%, due 03/01/24	8,222	0.0
3,640,124		6.000%, due 12/01/26	4,010,275	0.1
3,476,030		6.000%, due 08/01/27	3,827,322	0.1
3,803,086		6.000%, due 09/01/27	4,187,431	0.1
4,126,860		6.000%, due 10/01/27	4,543,926	0.1
7,757,241		6.000%, due 11/01/27	8,541,199	0.3
555,634		6.000%, due 11/01/28	619,166	0.0
3,181		6.000%, due 04/01/31	3,583	0.0
3,150		6.000%, due 01/01/32	3,548	0.0
6,723		6.000%, due 11/01/32	7,572	0.0
406,897		6.000%, due 01/01/33	453,951	0.0
32,731		6.000%, due 09/01/33	36,863	0.0
8,027		6.000%, due 01/01/34	9,040	0.0
9,222		6.000%, due 02/01/34	10,386	0.0
108,285		6.000%, due 05/01/35	119,821	0.0
70,064		6.000%, due 07/01/35	77,528	0.0
71,987		6.000%, due 07/01/35	79,656	0.0
2,905		6.000%, due 10/01/35	3,214	0.0
594,074		6.000%, due 12/01/35	657,361	0.0
2,211,161		6.000%, due 12/01/35	2,446,716	0.1
19,998		6.000%, due 12/01/35	22,128	0.0
11,977		6.000%, due 02/01/36	13,201	0.0
606,255		6.000%, due 02/01/36	668,186	0.0
15,963		6.000%, due 02/01/36	17,594	0.0
601,093		6.000%, due 02/01/36	662,498	0.0
518,790		6.000%, due 03/01/36	571,787	0.0
266,714		6.000%, due 04/01/36	293,960	0.0
533,251		6.000%, due 04/01/36	587,725	0.0
256,885		6.000%, due 05/01/36	283,128	0.0
189,205		6.000%, due 05/01/36	208,533	0.0
386,500		6.000%, due 06/01/36	425,982	0.0
64,323		6.000%, due 07/01/36	70,894	0.0
148,262		6.000%, due 07/01/36	163,407	0.0
11,378		6.000%, due 07/01/36	12,540	0.0
1,100,146		6.000%, due 07/01/36	1,217,344	0.1
81,766		6.000%, due 07/01/36	90,119	0.0
43,612		6.000%, due 08/01/36	48,067	0.0
400,459		6.000%, due 08/01/36	441,367	0.0
458,570		6.000%, due 08/01/36	505,416	0.0
5,880,396		6.000%, due 08/01/36	6,481,108	0.2
49,828		6.000%, due 08/01/36	54,918	0.0
100,000		6.000%, due 08/01/36	110,216	0.0
125,388		6.000%, due 08/01/36	138,197	0.0
231,744		6.000%, due 09/01/36	255,418	0.0
17,718		6.000%, due 09/01/36	19,528	0.0
231,426		6.000%, due 09/01/36	255,067	0.0
40,846		6.000%, due 09/01/36	45,018	0.0
86,427		6.000%, due 09/01/36	97,386	0.0
89,511		6.000%, due 09/01/36	98,655	0.0
31,691		6.000%, due 09/01/36	34,929	0.0

253,905	6.000%, due 09/01/36	279,843	0.0
216,180	6.000%, due 09/01/36	243,588	0.0
57,349	6.000%, due 09/01/36	63,207	0.0
815,689	6.000%, due 10/01/36	899,016	0.0
9,648	6.000%, due 10/01/36	10,634	0.0
284,062	6.000%, due 10/01/36	313,081	0.0
164,480	6.000%, due 10/01/36	181,282	0.0
126,606	6.000%, due 10/01/36	139,539	0.0
233,721	6.000%, due 10/01/36	257,597	0.0
1,509,750	6.000%, due 10/01/36	1,663,978	0.1
231,041	6.000%, due 10/01/36	254,643	0.0
16,620	6.000%, due 10/01/36	18,318	0.0
34,181	6.000%, due 10/01/36	37,672	0.0
66,564	6.000%, due 10/01/36	73,364	0.0
69,150	6.000%, due 10/01/36	76,214	0.0
118,998	6.000%, due 10/01/36	131,155	0.0
199,389	6.000%, due 11/01/36	219,758	0.0
86,127	6.000%, due 11/01/36	94,926	0.0
7,575	6.000%, due 11/01/36	8,512	0.0
86,177	6.000%, due 11/01/36	94,980	0.0
157,144	6.000%, due 11/01/36	173,197	0.0
55,031	6.000%, due 12/01/36	60,653	0.0
246,905	6.000%, due 12/01/36	272,127	0.0
262,068	6.000%, due 12/01/36	288,839	0.0
22,932	6.000%, due 12/01/36	25,274	0.0
268,271	6.000%, due 12/01/36	295,526	0.0
737,235	6.000%, due 12/01/36	812,547	0.0
728,219	6.000%, due 01/01/37	802,610	0.0
9,150	6.000%, due 01/01/37	10,095	0.0
624,453	6.000%, due 01/01/37	688,244	0.0
80,179	6.000%, due 01/01/37	88,370	0.0
40,604	6.000%, due 01/01/37	44,777	0.0
117,934	6.000%, due 01/01/37	129,982	0.0
255,318	6.000%, due 02/01/37	281,400	0.0
278,958	6.000%, due 02/01/37	307,455	0.0
203,311	6.000%, due 02/01/37	224,080	0.0
984,499	6.000%, due 02/01/37	1,085,070	0.1
48,180	6.000%, due 02/01/37	53,102	0.0
1,394,238	6.000%, due 02/01/37	1,536,666	0.1
1,180,467	6.000%, due 03/01/37	1,301,058	0.1
123,616	6.000%, due 03/01/37	136,244	0.0
139,887	6.000%, due 03/01/37	154,177	0.0
9,571	6.000%, due 03/01/37	10,549	0.0
405,636	6.000%, due 03/01/37	447,074	0.0
66,987	6.000%, due 03/01/37	73,830	0.0
1,505,225	6.000%, due 04/01/37	1,658,991	0.1
137,875	6.000%, due 04/01/37	151,959	0.0
19,726	6.000%, due 04/01/37	21,756	0.0
349,565	6.000%, due 04/01/37	385,274	0.0
277,464	6.000%, due 04/01/37	305,808	0.0
245,093	6.000%, due 04/01/37	270,130	0.0
517,959	6.000%, due 04/01/37	570,871	0.0
11,684	6.000%, due 04/01/37	12,885	0.0
750,352	6.000%, due 04/01/37	827,005	0.0
583,035	6.000%, due 04/01/37	642,595	0.0
36,894	6.000%, due 04/01/37	40,663	0.0
420,273	6.000%, due 04/01/37	463,206	0.0
101,007	6.000%, due 04/01/37	111,325	0.0
173,008	6.000%, due 04/01/37	190,682	0.0
12,832	6.000%, due 04/01/37	14,143	0.0
25,725	6.000%, due 04/01/37	28,353	0.0
277,966	6.000%, due 04/01/37	306,361	0.0
25,337	6.000%, due 04/01/37	27,926	0.0
263,656	6.000%, due 04/01/37	290,590	0.0
13,177	6.000%, due 04/01/37	14,523	0.0
13,180	6.000%, due 04/01/37	14,533	0.0
281,466	6.000%, due 04/01/37	310,219	0.0
144,198	6.000%, due 05/01/37	158,929	0.0
456,296	6.000%, due 05/01/37	503,194	0.0
349,686	6.000%, due 05/01/37	385,200	0.0

See Accompanying Notes to Financial Statements

61

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

267,062	6.000%, due 05/01/37	294,343	0.0
231,136	6.000%, due 05/01/37	254,747	0.0
344,268	6.000%, due 05/01/37	379,436	0.0
411,392	6.000%, due 05/01/37	453,418	0.0
203,210	6.000%, due 05/01/37	223,969	0.0
1,060,273	6.000%, due 05/01/37	1,168,585	0.1
9,299	6.000%, due 05/01/37	10,249	0.0
83,096	6.000%, due 05/01/37	91,584	0.0
50,769	6.000%, due 05/01/37	55,955	0.0
59,610	6.000%, due 05/01/37	65,699	0.0
3,812	6.000%, due 05/01/37	4,201	0.0
178,063	6.000%, due 06/01/37	196,155	0.0
78,787	6.000%, due 06/01/37	86,836	0.0
276,040	6.000%, due 06/01/37	304,239	0.0
386,414	6.000%, due 06/01/37	425,889	0.0
26,012	6.000%, due 06/01/37	28,669	0.0
399,233	6.000%, due 06/01/37	440,017	0.0
393,249	6.000%, due 06/01/37	433,421	0.0
21,412	6.000%, due 06/01/37	23,599	0.0
100,208	6.000%, due 06/01/37	110,445	0.0
345,921	6.000%, due 06/01/37	381,258	0.0
2,621,675	6.000%, due 06/01/37	2,889,493	0.1
617,232	6.000%, due 06/01/37	680,286	0.0
302,102	6.000%, due 06/01/37	333,152	0.0
53,828	6.000%, due 06/01/37	59,327	0.0
400,000	6.000%, due 06/01/37	440,862	0.0
75,776	6.000%, due 06/01/37	83,517	0.0
35,169	6.000%, due 06/01/37	38,761	0.0
109,231	6.000%, due 06/01/37	120,390	0.0
1,246,061	6.000%, due 07/01/37	1,373,352	0.1
92,169	6.000%, due 07/01/37	101,531	0.0
528,127	6.000%, due 07/01/37	582,078	0.0
899,435	6.000%, due 07/01/37	991,317	0.0
7,041	6.000%, due 07/01/37	7,760	0.0
9,289	6.000%, due 07/01/37	10,238	0.0
94,321	6.000%, due 07/01/37	104,016	0.0
30,954	6.000%, due 07/01/37	34,117	0.0
264,474	6.000%, due 07/01/37	291,492	0.0
550,900	6.000%, due 07/01/37	607,178	0.0
182,214	6.000%, due 07/01/37	200,828	0.0
215,081	6.000%, due 07/01/37	237,052	0.0
415,198	6.000%, due 07/01/37	457,612	0.0
137,427	6.000%, due 07/01/37	151,616	0.0
47,973	6.000%, due 07/01/37	52,874	0.0
345,168	6.000%, due 07/01/37	380,428	0.0
219,022	6.000%, due 07/01/37	241,397	0.0
86,966	6.000%, due 07/01/37	95,850	0.0
105,964	6.000%, due 07/01/37	116,789	0.0
57,844	6.000%, due 07/01/37	64,458	0.0
75,443	6.000%, due 07/01/37	83,150	0.0
158,130	6.000%, due 07/01/37	177,051	0.0
385,994	6.000%, due 07/01/37	425,425	0.0
54,653	6.000%, due 08/01/37	60,202	0.0
141,775	6.000%, due 08/01/37	156,258	0.0
982,267	6.000%, due 08/01/37	1,083,225	0.1
298,907	6.000%, due 08/01/37	329,442	0.0
986,724	6.000%, due 08/01/37	1,087,523	0.1
148,526	6.000%, due 08/01/37	163,699	0.0
702,342	6.000%, due 08/01/37	774,090	0.0
596,026	6.000%, due 08/01/37	656,913	0.0
522,273	6.000%, due 08/01/37	575,952	0.0
607,817	6.000%, due 08/01/37	669,908	0.0
155,317	6.000%, due 08/01/37	171,184	0.0
214,519	6.000%, due 08/01/37	236,433	0.0
202,868	6.000%, due 08/01/37	223,592	0.0
261,561	6.000%, due 08/01/37	288,281	0.0
761,927	6.000%, due 08/01/37	839,762	0.0
3,652,598	6.000%, due 09/01/37	4,025,729	0.1
19,482	6.000%, due 09/01/37	21,472	0.0
285,684	6.000%, due 09/01/37	314,868	0.0

536,271	6.000%, due 09/01/37	591,054	0.0
369,711	6.000%, due 09/01/37	407,479	0.0
2,161,846	6.000%, due 09/01/37	2,382,690	0.1
556,138	6.000%, due 09/01/37	612,950	0.0
191,221	6.000%, due 09/01/37	210,755	0.0
161,112	6.000%, due 09/01/37	177,571	0.0
66,340	6.000%, due 09/01/37	73,117	0.0
340,402	6.000%, due 09/01/37	375,176	0.0
284,601	6.000%, due 09/01/37	313,674	0.0
260,839	6.000%, due 09/01/37	287,485	0.0
122,127	6.000%, due 09/01/37	134,603	0.0
192,566	6.000%, due 09/01/37	212,238	0.0
570,119	6.000%, due 10/01/37	628,359	0.0
1,070,958	6.000%, due 10/01/37	1,180,362	0.1
174,341	6.000%, due 10/01/37	192,151	0.0
16,274	6.000%, due 10/01/37	17,936	0.0
217,012	6.000%, due 10/01/37	239,181	0.0
181,862	6.000%, due 10/01/37	200,440	0.0
532,935	6.000%, due 10/01/37	587,377	0.0
52,962	6.000%, due 10/01/37	58,372	0.0
76,881	6.000%, due 10/01/37	84,735	0.0
1,000,000	6.000%, due 11/01/37	1,102,155	0.1
215,855	6.000%, due 11/01/37	237,906	0.0
607,144	6.000%, due 11/01/37	670,894	0.0
18,463	6.000%, due 11/01/37	20,349	0.0
184,292	6.000%, due 12/01/37	203,118	0.0
495,463	6.000%, due 12/01/37	548,645	0.0
275,705	6.000%, due 12/01/37	304,042	0.0
158,443	6.000%, due 12/01/37	177,402	0.0
6,956,277	6.000%, due 01/01/38	7,666,897	0.2
501,094	6.000%, due 01/01/38	552,283	0.0
9,279	6.000%, due 02/01/38	10,254	0.0
204,579	6.000%, due 02/01/38	225,477	0.0
398,907	6.000%, due 02/01/38	438,784	0.0
998,588	6.000%, due 02/01/38	1,100,599	0.1
77,590	6.000%, due 03/01/38	85,346	0.0
387,423	6.000%, due 03/01/38	426,152	0.0
9,989	6.000%, due 03/01/38	11,009	0.0
230,325	6.000%, due 03/01/38	253,350	0.0
361,125	6.000%, due 04/01/38	398,016	0.0
4,226,996	6.000%, due 04/01/38	4,649,559	0.2
985,895	6.000%, due 06/01/38	1,084,453	0.1
13,032	6.000%, due 06/01/38	14,372	0.0
610,730	6.000%, due 07/01/38	671,783	0.0
340,698	6.000%, due 07/01/38	374,757	0.0
262,483	6.000%, due 07/01/38	288,722	0.0
9,121	6.000%, due 08/01/38	10,033	0.0
172,090	6.000%, due 08/01/38	189,294	0.0
640,888	6.000%, due 09/01/38	704,956	0.0
119,368	6.000%, due 09/01/38	131,972	0.0
83,842	6.000%, due 09/01/38	92,223	0.0
1,916,318	6.000%, due 09/01/38	2,107,887	0.1
289,315	6.000%, due 09/01/38	318,870	0.0
115,530	6.000%, due 09/01/38	127,332	0.0
352,000	6.000%, due 10/01/38	387,959	0.0
20,848	6.000%, due 10/01/38	22,932	0.0
17,402	6.000%, due 10/01/38	19,141	0.0
71,594	6.000%, due 10/01/38	78,751	0.0
6,564	6.000%, due 10/01/38	7,220	0.0
1,489,952	6.000%, due 10/01/38	1,638,899	0.1
20,345	6.000%, due 11/01/38	22,379	0.0
1,090,457	6.000%, due 11/01/38	1,199,467	0.1
19,101	6.000%, due 11/01/38	21,011	0.0
440,709	6.000%, due 11/01/38	485,729	0.0
884,831	6.000%, due 12/01/38	976,241	0.0
900,000	6.000%, due 12/01/38	991,940	0.0
2,713,668	6.000%, due 12/01/38	2,984,947	0.1
249,195	6.000%, due 08/01/39	274,651	0.0
14,480,903	6.000%, due 10/01/39	15,928,525	0.5
987,411	6.000%, due 11/01/39	1,087,700	0.1

See Accompanying Notes to Financial Statements

62

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

515,887		6.000%, due 12/01/39	568,588	0.0
581,537		6.000%, due 07/01/40	640,944	0.0
417,674		6.000%, due 07/01/40	460,341	0.0
2,000,000	W	6.000%, due 08/12/40	2,197,813	0.1
494,288		6.000%, due 09/01/40	550,806	0.0
241		6.500%, due 11/01/15	255	0.0
26,412		6.500%, due 09/01/16	28,358	0.0
5,241		6.500%, due 02/01/17	5,696	0.0
4,310		6.500%, due 02/01/17	4,627	0.0
4,516		6.500%, due 02/01/17	4,848	0.0
3,379		6.500%, due 03/01/17	3,672	0.0
21,165		6.500%, due 04/01/17	23,003	0.0
871		6.500%, due 06/01/29	1,001	0.0
53,879		6.500%, due 04/01/32	61,681	0.0
26,933		6.500%, due 03/01/38	30,859	0.0
3,171,484		6.500%, due 06/17/38	3,321,395	0.1
1,000,000	W	6.000%, due 04/15/38	1,095,781	0.1
			1,499,847,930	43.1

		Government National Mortgage Association: 1.6%
207,476		1.625%, due 01/20/27	215,330	0.0
259,027		1.625%, due 08/20/27	268,142	0.0
204,104		1.625%, due 10/20/29	211,660	0.0
52,000,000	W	3.000%, due 11/15/41	54,494,373	1.6
			55,189,505	1.6

	Total U.S. Government Agency Obligations (Cost $1,677,434,894)		1,699,117,691	48.8

FOREIGN GOVERNMENT BONDS: 5.2%
EUR1,100,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17	1,450,519	0.1
BRL 447,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	223,835	0.0
BRL 65,302,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	33,372,134	1.0
CAD 800,000	#	Canada Housing Trust No 1, 2.650%, 03/15/22	812,997	0.0
CAD 800,000	#	Canada Housing Trust No 1, 3.350%, 12/15/20	860,992	0.0
CAD 900,000	#	Canada Housing Trust No 1, 3.800%, 06/15/21	1,001,351	0.0
EUR 1,494,472		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	1,487,399	0.1
1,100,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	1,169,391	0.0
MXN 33,200,000		Mexican Bonos, 6.250%, 06/16/16	2,623,578	0.1
MXN 94,000,000		Mexican Bonos, 6.500%, 06/10/21	7,656,592	0.2
MXN 34,000,000		Mexican Bonos, 6.500%, 06/09/22	2,766,681	0.1
MXN 26,700,000		Mexican Bonos, 6.000%, 06/18/15	2,075,972	0.1
MXN 180,400,000		Mexican Bonos, 10.000%, 12/05/24	18,982,429	0.6

750,000		Panama Government International Bond, 8.875%, 09/30/27	1,168,125	0.0
CAD 200,000		Province of British Columbia Canada, 3.250%, 12/18/21	208,017	0.0
CAD 200,000		Province of British Columbia Canada, 4.300%, 06/18/42	233,747	0.0
CAD 17,300,000		Province of Ontario Canada, 3.150%, 06/02/22	17,560,494	0.5
1,700,000		Province of Ontario Canada, 3.000%, 07/16/18	1,829,370	0.1
CAD 600,000		Province of Ontario Canada, 4.200%, 03/08/18	657,024	0.0
CAD 12,600,000		Province of Ontario Canada, 4.200%, 06/02/20	13,890,816	0.4
CAD 3,300,000		Province of Ontario Canada, 4.300%, 03/08/17	3,598,624	0.1
800,000		Province of Ontario Canada, 4.400%, 04/14/20	932,146	0.0
CAD 4,200,000		Province of Ontario Canada, 4.400%, 06/02/19	4,677,095	0.1
CAD 10,300,000		Province of Ontario Canada, 4.000%, 06/02/21	11,213,352	0.3
CAD 2,000,000		Province of Ontario Canada, 4.600%, 06/02/39	2,356,075	0.1
CAD 1,200,000		Province of Ontario Canada, 5.500%, 06/02/18	1,397,108	0.1
CAD 7,200,000		Province of Ontario Canada, 6.500%, 03/08/29	10,003,552	0.3
CAD 200,000		Province of Quebec Canada, 4.500%, 12/01/16	218,984	0.0
2,400,000		Province of Quebec Canada, 2.750%, 08/25/21	2,489,527	0.1
CAD 17,000,000		Province of Quebec Canada, 3.500%, 12/01/22	17,580,748	0.5
1,000,000		Province of Quebec Canada, 3.500%, 07/29/20	1,102,729	0.0
CAD 7,200,000		Province of Quebec Canada, 4.250%, 12/01/21	7,928,486	0.2
CAD 200,000		Province of Quebec Canada, 4.500%, 12/01/17	221,326	0.0
CAD 1,000,000		Province of Quebec Canada, 4.500%, 12/01/18	1,114,174	0.0
CAD 700,000		Province of Quebec Canada, 4.500%, 12/01/20	784,446	0.0
2,200,000	#	Russian Foreign Bond - Eurobond, 3.250%, 04/04/17	2,219,228	0.1

See Accompanying Notes to Financial Statements

63

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,200,000	#,L	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	1,244,388	0.0
800,000	#	Vnesheconombank Via VEB Finance PLC, 5.375%, 02/13/17	829,872	0.0

	Total Foreign Government Bonds (Cost $171,042,719)		179,943,323	5.2

U.S. TREASURY OBLIGATIONS: 33.5%
		Treasury Inflation Indexed Protected Securities: 7.7%
312,714		0.125%, due 04/15/16	325,858	0.0
2,948,053		0.125%, due 01/15/22	3,125,626	0.1
1,020,860		0.625%, due 07/15/21	1,139,056	0.0
15,375,575		0.750%, due 02/15/42	16,223,630	0.5
4,522,740		1.125%, due 01/15/21	5,215,637	0.1
4,220,080		1.250%, due 07/15/20	4,909,801	0.1
62,382,304	S	1.750%, due 01/15/28	78,382,367	2.3
22,605,375		2.000%, due 01/15/26	28,920,752	0.8
2,767,752		2.125%, due 02/15/40	3,944,047	0.1
12,084,237		2.375%, due 01/15/25	15,954,975	0.5
61,153,848	S	2.375%, due 01/15/27	82,275,837	2.4
13,288,584	S	2.500%, due 01/15/29	18,489,815	0.5
3,414,144		3.625%, due 04/15/28	5,278,588	0.2
1,819,480		3.875%, due 04/15/29	2,948,695	0.1
			267,134,684	7.7

		U.S. Treasury Bonds: 1.8%
44,500,000		1.750%, due 05/15/22	44,910,246	1.3
600,000		2.750%, due 02/15/19	666,422	0.0
7,000,000		3.375%, due 11/15/19	8,104,691	0.3
3,900,000		3.000%, due 05/15/42	4,094,392	0.1
600,000		3.125%, due 05/15/19	682,406	0.0
3,100,000		3.125%, due 11/15/41	3,338,796	0.1
900,000		3.625%, due 08/15/19	1,056,445	0.0
			62,853,398	1.8

		U.S. Treasury Notes: 24.0%
34,600,000		0.625%, due 05/31/17	34,462,154	1.0
92,400,000		1.125%, due 05/31/19	92,616,586	2.7
1,700,000		1.000%, due 06/30/19	1,687,782	0.0
5,100,000		1.375%, due 12/31/18	5,218,335	0.2
114,300,000	S	0.750%, due 06/30/17	114,487,566	3.3
39,600,000		0.875%, due 01/31/17	39,965,072	1.1
79,100,000		0.875%, due 04/30/17	79,755,027	2.3
136,200,000		1.000%, due 03/31/17	138,157,875	4.0
18,600,000		1.250%, due 04/30/19	18,819,424	0.5
43,000,000		1.375%, due 11/30/18	44,014,542	1.3
257,700,000	S	1.500%, due 08/31/18	266,095,351	7.6
			835,279,714	24.0

	Total U.S. Treasury Obligations (Cost $1,134,747,630)		1,165,267,796	33.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: –%
		Consumer Discretionary: –%
192,000	@	General Motors Co.	–	–

	Total Common Stock (Cost $0)		–	–

PREFERRED STOCK: 1.2%
		Financials: 1.2%
39,000	@	Wells Fargo & Co.	43,875,000	1.2

	Total Preferred Stock (Cost $30,874,800)		43,875,000	1.2

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Options on Exchange Traded Futures Contracts: 0.0%
11,889	@	90-Day Eurodollar September Futures (CME), Strike @ 93.000, Exp. 09/17/12	74,306	0.0

	Total Purchased Options (Cost $94,042)		74,306	0.0

	Total Long-Term Investments (Cost $4,188,650,799)		4,361,783,984	125.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
		U.S. Treasury Bills: 0.2%
181,000	S	United States Treasury Bill, 0.100%, 10/25/12	180,942	0.0
6,032,000		United States Treasury Bill, 0.200%, 06/27/13	6,019,810	0.2
521,000	S	United States Treasury Bill, 0.180%, 05/02/13	520,187	0.0
			6,720,939	0.2

		Securities Lending Collateralcc(1) : 1.1%
9,305,083		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $9,305,236, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $9,491,185, due 07/01/42-02/20/61)	9,305,083	0.3
8,141,109		Daiwa Capital Markets, Repurchase Agreement dated 06/29/12, 0.26%, due 07/02/12 (Repurchase Amount $8,141,283, collateralized by various U.S.b Government and U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $8,303,931, due 11/15/12-03/01/48)	8,141,109	0.2

See Accompanying Notes to Financial Statements

64

ING PIMCO TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

9,305,083		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $9,305,221, collateralized by various U.S. Government Agency Obligations, 2.202%- 5.000%, Market Value plus accrued interest $9,491,185, due 04/01/24-06/01/42)	9,305,083	0.2
9,305,083		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $9,305,274, collateralized by various U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $9,491,185, due 10/01/14-02/25/44)	9,305,083	0.3
3,122,937		UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $3,122,988, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $3,185,396, due 07/01/21-04/01/42)	3,122,937	0.1
			39,179,295	1.1

		Foreign Government Bonds: 3.7%
JPY 220,000,000	Z	Japan Treasury Discount Bill, 07/30/12	2,752,034	0.1
MXN 1,614,000,000	Z	Mexico Cetes, 08/23/12	120,177,132	3.5
4,000,000	#	Societe Financement de l’Economie Francaise, 0.667%, 07/16/12	4,001,626	0.1
			126,930,792	3.7

	Total Short-Term Investments (Cost $168,158,386)		172,831,026	5.0

	Total Investments in Securities (Cost $4,356,809,185)		$4,534,615,010	130.3
	Liabilities in Excess of Other Assets		(1,055,039,355)	(30.3)

	Net Assets		$3,479,575,655	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

Cost for federal income tax purposes is $4,240,239,156.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$208,900,655
Gross Unrealized Depreciation	(31,828,162)

Net Unrealized Appreciation	$177,072,493

See Accompanying Notes to Financial Statements

65

ING PIMCO TOTAL RETURN BOND	PORTFOLIO OF INVESTMENTS
PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–

Total Common Stock	–	–	–	–

Preferred Stock	43,875,000	–	–	43,875,000
Purchased Options	74,306	–	–	74,306
Corporate Bonds/Notes	–	829,867,679	–	829,867,679
Collateralized Mortgage Obligations	–	191,135,737	467,531	191,603,268
Municipal Bonds	–	159,320,011	–	159,320,011
Short-Term Investments	–	172,831,026	–	172,831,026
Foreign Government Bonds	–	179,943,323	–	179,943,323
U.S. Treasury Obligations	–	1,165,267,796	–	1,165,267,796
U.S. Government Agency Obligations	–	1,699,117,691	–	1,699,117,691
Asset-Backed Securities	–	92,714,910	–	92,714,910

Total Investments, at fair value	$43,949,306	$4,490,198,173	$467,531	$4,534,615,010

Other Financial Instruments+
Futures	953,155	–	–	953,155
Swaps	268,784	16,164,711	–	16,433,495
Forward Foreign Currency Contracts	–	2,790,055	–	2,790,055

Total Assets	$45,171,245	$4,509,152,939	$467,531	$4,554,791,715

Liabilities Table
Other Financial Instruments+
Sales Commitments	$–	$(107,625,345)	$–	$(107,625,345)
Written Options	(115,312)	(897,660)	–	(1,012,972)
Swaps	(30,876,181)	(6,033,818)	–	(36,909,999)
Forward Foreign Currency Contracts	–	(9,949,535)	–	(9,949,535)

Total Liabilities	$(30,991,493)	$(124,506,358)	$–	$(155,497,851)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	427,000	Buy	07/03/12	$669,735	$668,741	$(994)
Barclays Bank PLC	EU Euro	1,400,000	Buy	07/16/12	1,815,601	1,771,930	(43,671)
Barclays Bank PLC	Brazilian Real	712,565	Buy	08/02/12	350,000	352,240	2,240
Barclays Bank PLC	Brazilian Real	372,589	Buy	08/02/12	182,427	184,181	1,754
Barclays Bank PLC	Brazilian Real	1,021,700	Buy	08/02/12	500,000	505,053	5,053
Deutsche Bank AG	Chinese Yuan	137,557,951	Buy	02/01/13	21,707,109	21,539,932	(167,177)
HSBC	Indonesian Rupiah	100,937,774,500	Buy	07/02/12	11,171,862	10,746,635	(425,227)
JPMorgan Chase & Co.	Mexican Peso	1,766,608	Buy	08/15/12	126,444	131,819	5,375
JPMorgan Chase & Co.	Brazilian Real	693,715	Buy	08/02/12	340,407	342,922	2,515
JPMorgan Chase & Co.	EU Euro	8,614,000	Buy	09/14/12	10,862,547	10,909,156	46,609
JPMorgan Chase & Co.	Indian Rupee	501,730,000	Buy	07/12/12	10,794,535	8,962,596	(1,831,939)
Royal Bank of Scotland Group PLC	British Pound	212,000	Buy	07/03/12	329,098	332,021	2,923
Royal Bank of Scotland Group PLC	Australian Dollar	189,000	Buy	07/19/12	186,488	193,082	6,594

See Accompanying Notes to Financial Statements

66

ING PIMCO TOTAL RETURN BOND	PORTFOLIO OF INVESTMENTS
PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

UBS AG	Mexican Peso	1,766,608	Buy	08/15/12	128,530	131,819	3,289
UBS AG	EU Euro	1,200,000	Buy	07/16/12	1,575,534	1,518,798	(56,736)
UBS AG	Singapore Dollar	11,705	Buy	08/03/12	9,476	9,240	(236)
Westpac Bank	Australian Dollar	246,000	Buy	07/19/12	242,379	251,314	8,935

							$(2,440,693)

Barclays Bank PLC	Mexican Peso	15,305,799	Sell	08/15/12	$1,087,948	$1,142,073	$(54,125)
Barclays Bank PLC	Mexican Peso	303,756,254	Sell	08/15/12	21,471,881	22,665,384	(1,193,503)
Barclays Bank PLC	Indonesian Rupiah	5,868,000,000	Sell	07/02/12	629,276	624,754	4,522
Barclays Bank PLC	Chinese Yuan	18,253,190	Sell	02/01/13	2,892,282	2,858,232	34,050
Barclays Bank PLC	Chinese Yuan	17,715,112	Sell	02/01/13	2,809,692	2,773,974	35,718
Citigroup, Inc.	EU Euro	299,000	Sell	09/14/12	379,604	378,667	937
Citigroup, Inc.	EU Euro	41,445,000	Sell	09/14/12	51,708,440	52,487,806	(779,366)
Citigroup, Inc.	Japanese Yen	159,799,000	Sell	09/10/12	2,047,159	2,001,155	46,004
Credit Suisse First Boston	Chinese Yuan	26,439,000	Sell	02/01/13	4,200,000	4,140,032	59,968
Deutsche Bank AG	Japanese Yen	40,000,000	Sell	07/30/12	493,273	500,628	(7,355)
Deutsche Bank AG	Indian Rupee	112,024,000	Sell	07/12/12	2,200,000	2,001,128	198,872
Goldman Sachs & Co.	Indonesian Rupiah	540,494,500	Sell	07/02/12	58,086	57,545	541
Goldman Sachs & Co.	British Pound	4,796,000	Sell	07/03/12	7,568,687	7,511,190	57,497
HSBC	British Pound	4,796,000	Sell	07/03/12	7,561,973	7,511,190	50,783
HSBC	Mexican Peso	11,028,800	Sell	08/15/12	800,000	822,936	(22,936)
HSBC	Mexican Peso	5,506,120	Sell	08/15/12	400,000	410,850	(10,850)
HSBC	Mexican Peso	36,507,384	Sell	08/15/12	2,591,253	2,724,072	(132,819)
HSBC	Brazilian Real	2,487,600	Sell	08/02/12	1,200,000	1,229,686	(29,686)
HSBC	Brazilian Real	70,518,854	Sell	08/02/12	36,087,638	34,859,328	1,228,310
HSBC	Danish Krone	91,548,000	Sell	08/23/12	15,735,778	15,607,022	128,756
HSBC	Indonesian Rupiah	25,343,000,000	Sell	07/02/12	2,713,529	2,698,217	15,312
HSBC	Indonesian Rupiah	12,152,000,000	Sell	07/02/12	1,313,730	1,293,799	19,931
JPMorgan Chase & Co.	Japanese Yen	90,000,000	Sell	07/30/12	1,110,015	1,126,413	(16,398)
JPMorgan Chase & Co.	Japanese Yen	143,024,000	Sell	09/10/12	1,793,629	1,791,082	2,547
JPMorgan Chase & Co.	Japanese Yen	344,881,000	Sell	09/10/12	4,292,501	4,318,928	(26,427)
JPMorgan Chase & Co.	Japanese Yen	90,000,000	Sell	07/30/12	1,110,289	1,126,413	(16,124)
JPMorgan Chase & Co.	Mexican Peso	3,511,091	Sell	08/15/12	268,596	261,987	6,609
JPMorgan Chase & Co.	Indian Rupee	201,710,600	Sell	07/12/12	3,948,915	3,603,234	345,681
JPMorgan Chase & Co.	Indian Rupee	41,500,000	Sell	07/12/12	816,190	741,330	74,860
JPMorgan Chase & Co.	Indian Rupee	54,893,400	Sell	07/12/12	1,078,456	980,582	97,874
JPMorgan Chase & Co.	Indian Rupee	91,602,000	Sell	07/12/12	1,800,000	1,636,322	163,678
Morgan Stanley	Mexican Peso	11,027,200	Sell	08/15/12	800,000	822,817	(22,817)
Morgan Stanley	Mexican Peso	11,022,400	Sell	08/15/12	800,000	822,459	(22,459)
Morgan Stanley	Mexican Peso	11,022,000	Sell	08/15/12	800,000	822,429	(22,429)
Morgan Stanley	Mexican Peso	11,014,800	Sell	08/15/12	800,000	821,891	(21,891)
Morgan Stanley	Mexican Peso	27,917,361	Sell	08/15/12	1,983,260	2,083,110	(99,850)
Morgan Stanley	Mexican Peso	35,526,705	Sell	08/15/12	2,553,857	2,650,897	(97,040)
Morgan Stanley	Mexican Peso	42,365,115	Sell	08/23/12	3,044,127	3,158,610	(114,483)
UBS AG	EU Euro	26,000	Sell	07/16/12	32,920	32,908	12
UBS AG	British Pound	8,953,000	Sell	08/02/12	13,969,948	14,020,697	(50,749)
UBS AG	Japanese Yen	317,154,000	Sell	09/10/12	3,958,734	3,971,704	(12,970)
UBS AG	Mexican Peso	1,276,700,000	Sell	08/23/12	91,994,524	95,186,755	(3,192,231)
UBS AG	Mexican Peso	277,266,535	Sell	08/23/12	19,981,734	20,672,125	(690,391)
UBS AG	Canadian Dollar	101,877,000	Sell	09/20/12	99,110,817	99,879,746	(768,929)
UBS AG	Indonesian Rupiah	57,034,280,000	Sell	07/02/12	6,054,594	6,072,321	(17,727)
UBS AG	Chinese Yuan	41,044,250	Sell	02/01/13	6,500,000	6,427,039	72,961
UBS AG	Chinese Yuan	34,106,400	Sell	02/01/13	5,400,000	5,340,655	59,345

							$(4,718,787)

See Accompanying Notes to Financial Statements

67

ING PIMCO TOTAL RETURN BOND	PORTFOLIO OF INVESTMENTS
PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	565	03/16/15	$139,985,813	$164,835
90-Day Eurodollar	434	06/15/15	107,409,575	101,361
90-Day Eurodollar	86	09/14/15	21,257,050	52,553
U.S. Treasury 10-Year Note	1,070	09/19/12	142,711,250	627,201

			$411,363,688	$945,950

Short Contracts
Euro-Bund	(18)	09/06/12	(3,209,567)	7,205

			$(3,209,567)	$7,205

ING PIMCO Total Return Bond Portfolio Centrally Cleared Credit Default Swaps Outstanding on June 30, 2012

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.17	Buy	0.100	12/20/16	USD 173,800,000	$268,784	$(1,461,528)

					$268,784	$(1,461,528)

ING PIMCO Total Return Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	CDX.NA.IG.18	Buy	(1.000)	06/20/17	USD	146,300,000	$878,162	$(431,323)	$1,309,485
Barclays Bank PLC	iTraxx Europe Senior
	Financials Series 17
	Version 1	Buy	(1.000)	06/20/17	EUR	8,900,000	801,895	$548,439	253,456
Citigroup, Inc.	iTraxx Europe Senior
	Financials Series 17
	Version 2	Buy	(1.000)	06/20/17	EUR	1,200,000	108,121	$73,947	34,174
Barclays Bank PLC	iTraxx Europe Series
	16 Version 1	Buy	(1.000)	12/20/16	EUR	109,400,000	3,874,754	$2,435,042	1,439,712
Morgan Stanley	iTraxx Europe Series
	16 Version 1	Buy	(1.000)	12/20/16	EUR	800,000	28,335	$19,502	8,833

							$5,691,267	$2,645,607	$3,045,660

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Sealed Air Corp.	Buy	(0.580)	09/20/13	USD	2,200,000	4,693	$—	4,693

							$4,693	$—	$4,693

Credit Default Swaps on Credit Indices - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD	1,400,000	88,527	$68,623	19,904
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	14,479	$14,090	389
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,200,000	376,444	$356,376	20,068
Credit Suisse First Boston	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	1,800,000	130,307	$138,408	(8,101)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	19,800,000	1,433,382	$1,412,314	21,068
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	7,239	$7,175	64
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	7,239	$7,016	223
HSBC	CDX.EM.13 Index	Sell	0.500	06/20/15	USD	30,300,000	2,193,509	$1,523,747	669,762
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	12,900,000	933,870	$908,523	25,347
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,100,000	224,418	$218,767	5,651
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	2,500,000	197,226	$230,507	(33,281)
HSBC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,000,000	78,890	$86,612	(7,722)

See Accompanying Notes to Financial Statements

68

ING PIMCO TOTAL RETURN BOND	PORTFOLIO OF INVESTMENTS
PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	2,989,946	14,967	$–	14,967
Goldman Sachs & Co.	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,761,546	16,335	$–	16,335
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	19,868,677	71,188	$–	71,188
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,117,185	43,680	$–	43,680
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,218,347	19,030	$–	19,030

							$5,850,730	$4,972,158	$878,572

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Ally Financial Inc.	Sell	5.000	12/20/16	37.981	USD	4,000,000	$185,738	$(138,831)	$324,569
Barclays Bank PLC	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	13.684	USD	100,000	(1,744)	$(2,548)	804
Credit Suisse First Boston	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	13.684	USD	100,000	(1,744)	$(2,457)	713
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	0.850	03/20/13	4.892	USD	2,200,000	5,783	$–	5,783
Goldman Sachs & Co.	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	9.770	USD	1,500,000	925	$(14,105)	15,030
UBS Warburg LLC	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	9.770	USD	1,500,000	925	$(14,470)	15,395
UBS Warburg LLC	Federal Republic of Germany	Sell	0.250	06/20/16	7.389	USD	35,800,000	(683,797)	$(270,964)	(412,833)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	500,000	(1,992)	$(4,088)	2,096
BNP Paribas Bank	Federative Republic of Brazil	Sell	1.000	12/20/12	5.342	USD	10,600,000	23,769	$5,012	18,757
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	12/20/12	5.342	USD	8,400,000	18,836	$4,767	14,069
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD	1,000,000	(5,414)	$(10,003)	4,589
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	03/20/16	12.693	USD	22,200,000	(217,241)	$(108,296)	(108,945)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	13.095	USD	9,100,000	(108,869)	$(20,183)	(88,686)
Credit Suisse First Boston	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	2,000,000	(7,967)	$(30,003)	22,036
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	12/20/12	5.342	USD	10,600,000	23,769	$6,015	17,754
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	500,000	(1,992)	$(3,818)	1,826
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	13.449	USD	1,400,000	(19,769)	$(7,008)	(12,761)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	3,000,000	(11,950)	$(47,412)	35,462
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	5,700,000	(22,705)	$(35,805)	13,100
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD	1,800,000	(9,746)	$(11,504)	1,758
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD	500,000	(2,707)	$(3,037)	330
Deutsche Bank AG	Gazprom	Sell	1.000	12/20/12	9.281	USD	5,800,000	2,004	$(43,271)	45,275
UBS Warburg LLC	Gazprom	Sell	1.000	12/20/12	9.281	USD	5,900,000	2,038	$(46,064)	48,102
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	5.810	USD	5,700,000	1,617	$–	1,617
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	8.736	USD	1,800,000	101,506	$–	101,506
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.000	12/20/13	8.736	USD	7,600,000	350,177	$1	350,176
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.200	12/20/13	8.736	USD	6,200,000	303,945	$–	303,945
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	8.736	USD	4,500,000	228,895	$–	228,895

See Accompanying Notes to Financial Statements

69

ING PIMCO TOTAL RETURN BOND	PORTFOLIO OF INVESTMENTS
PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Citigroup, Inc.	General Electric
	Capital Corp.	Sell	4.850	12/20/13	8.736	USD	3,600,000	210,971	$–	210,971
Citigroup, Inc.	General Electric
	Capital Corp.	Sell	3.850	03/20/14	9.852	USD	7,000,000	343,895	$–	343,895
Deutsche Bank AG	General Electric
	Capital Corp.	Sell	4.230	12/20/13	8.736	USD	4,200,000	207,755	$–	207,755
Deutsche Bank AG	General Electric
	Capital Corp.	Sell	4.750	12/20/13	8.736	USD	3,900,000	222,804	$–	222,804
UBS Warburg LLC	Goldman Sachs & Co.	Sell	1.000	06/20/13	16.664	USD	1,900,000	(12,294)	$(31,777)	19,483
Citigroup, Inc.	Government of France
	O.A.T.	Sell	0.250	06/20/16	15.158	USD	33,700,000	(1,632,528)	$(660,419)	(972,109)
Deutsche Bank AG	Government of France
	O.A.T.	Sell	0.250	03/20/16	14.470	USD	2,300,000	(99,171)	$(66,751)	(32,420)
Morgan Stanley	Government of France
	O.A.T.	Sell	0.250	03/20/16	14.470	USD	500,000	(21,559)	$(12,345)	(9,214)
Royal Bank of	Government of France
Scotland Group	O.A.T.
PLC		Sell	0.250	12/20/15	13.687	USD	1,000,000	(37,775)	$(13,324)	(24,451)
Royal Bank of	Government of France
Scotland Group	O.A.T.
PLC		Sell	0.250	03/20/16	14.470	USD	500,000	(21,559)	$(12,176)	(9,383)
UBS Warburg LLC	Government of France
	O.A.T.	Sell	0.250	09/20/15	12.778	USD	1,400,000	(45,300)	$(23,584)	(21,716)
UBS Warburg LLC	Government of France
	O.A.T.	Sell	0.250	03/20/16	14.470	USD	2,200,000	(94,859)	$(63,787)	(31,072)
Deutsche Bank AG	Japanese Government
	20-Year Issue	Sell	1.000	03/20/15	4.252	USD	2,000,000	31,249	$12,470	18,779
Deutsche Bank AG	Japanese Government
	20-Year Issue	Sell	1.000	03/20/17	8.451	USD	7,600,000	54,326	$(51,058)	105,384
Morgan Stanley	Japanese Government
	20-Year Issue	Sell	1.000	03/20/17	8.451	USD	5,600,000	40,030	$(40,135)	80,165
Morgan Stanley	Japanese Government
	20-Year Issue	Sell	1.000	03/20/17	8.451	USD	7,500,000	53,611	$(47,046)	100,657
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/14	20.609	USD	14,400,000	(367,815)	$(278,215)	(89,600)
Credit Suisse First	Metlife Inc.
Boston		Sell	1.000	12/20/14	20.609	USD	8,100,000	(206,896)	$(104,535)	(102,361)
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/15	22.007	USD	13,500,000	(426,519)	$(432,428)	5,909
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/16	25.846	USD	2,300,000	(127,558)	$(34,344)	(93,214)
Barclays Bank PLC	Morgan Stanley	Sell	1.000	09/20/12	23.999	USD	600,000	(1,926)	$(2,497)	571
Credit Suisse First	Morgan Stanley
Boston		Sell	1.000	06/20/13	25.552	USD	2,300,000	(34,489)	$(65,193)	30,704
UBS Warburg LLC	NRG Energy, Inc.	Sell	5.000	03/20/17	54.892	USD	2,700,000	(53,149)	$(215,727)	162,578
Barclays Bank PLC	People’s Republic of
	China	Sell	1.000	03/20/16	8.658	USD	1,000,000	4,906	$8,664	(3,758)
Citigroup, Inc.	People’s Republic of
	China	Sell	1.000	06/20/15	7.103	USD	1,300,000	11,094	$2,2621	(1,168)
Deutsche Bank AG	People’s Republic of
	China	Sell	1.000	06/20/16	9.132	USD	4,400,000	14,859	$37,406	(22,547)
Goldman Sachs &	People’s Republic of
Co.	China	Sell	1.000	09/20/16	9.548	USD	300,000	559	$1,322	(763)
Morgan Stanley	People’s Republic of
	China	Sell	1.000	09/20/16	9.548	USD	1,500,000	2,795	$7,335	(4,540)
Royal Bank of	People’s Republic of
Scotland	China	Sell	1.000	09/20/16	9.548	USD	600,000	1,118	$3,428	(2,310)
Royal Bank of	People’s Republic of
Scotland Group	China
PLC		Sell	1.000	06/20/15	7.103	USD	4,000,000	34,137	$38,858	(4,721)
Royal Bank of	People’s Republic of
Scotland Group	China
PLC		Sell	1.000	06/20/16	9.132	USD	4,300,000	14,522	$35,737	(21,215)
HSBC	Republic of France	Sell	0.250	09/20/16	15.763	USD	500,000	(26,845)	$(15,642)	(11,203)
Morgan Stanley	Republic of France	Sell	0.250	09/20/16	15.763	USD	3,600,000	(193,287)	$(138,689)	(54,598)
UBS Warburg LLC	Republic of France	Sell	0.250	09/20/16	15.763	USD	400,000	(21,476)	$(17,465)	(4,011)
Deutsche Bank AG	Republic of Indonesia	Sell	1.000	09/20/15	12.367	USD	600,000	(4,476)	$(8,853)	4,377
Morgan Stanley	Republic of Indonesia	Sell	1.000	09/20/16	15.691	USD	2,100,000	(48,435)	$(25,612)	(22,823)
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	15.691	USD	900,000	(20,758)	$(11,681)	(9,077)
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	9.402	USD	1,100,000	2,557	$411	2,146
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	9.402	USD	700,000	1,627	$392	1,235
Citigroup, Inc.	Reynolds American
	Inc.	Sell	1.280	06/20/17	13.088	USD	2,600,000	(3,576)	$–	(3,576)

See Accompanying Notes to Financial Statements

70

ING PIMCO TOTAL RETURN BOND	PORTFOLIO OF INVESTMENTS
PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	22.226	USD	300,000	(13,091)	$(6,278)	(6,813)
Goldman Sachs & Co.	Russian Federation	Sell	1.000	06/20/17	22.588	USD	300,000	(17,602)	$(20,442)	2,840
HSBC	Russian Federation	Sell	1.000	12/20/12	6.416	USD	17,400,000	30,015	$(69,389)	99,404
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	17.364	USD	2,400,000	(83,107)	$(90,894)	7,787
Deutsche Bank AG	United Kingdom Gilt	Sell	1.000	06/20/16	4.628	USD	23,100,000	488,480	$365,148	123,332
Goldman Sachs &Co.	United Kingdom Gilt	Sell	1.000	06/20/15	3.010	USD	16,300,000	338,136	$85,251	252,885
Goldman Sachs &Co.	United Kingdom Gilt	Sell	1.000	12/20/15	3.731	USD	2,800,000	60,653	$43,154	17,499
Goldman Sachs &Co.	United Kingdom Gilt	Sell	1.000	12/20/15	3.731	USD	1,000,000	21,662	$15,565	6,097
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	4.628	USD	1,400,000	29,605	$19,161	10,444
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	9.262	USD	2,000,000	3,986	$(23,883)	27,869
Citigroup, Inc.	United Mexican States	Sell	1.000	12/20/12	3.813	USD	2,500,000	7,450	$2,129	5,321
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	9.262	USD	2,000,000	3,986	$(24,373)	28,359
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	10.100	USD	1,000,000	(317)	$(9,680)	9,363
Citigroup, Inc.	United Mexican States	Sell	1.000	06/20/16	11.511	USD	9,100,000	(53,370)	–	(53,370)
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	9.262	USD	1,000,000	1,993	$(12,186)	14,179
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/16	11.101	USD	6,800,000	(27,328)	$(36,600)	9,272
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/16	11.511	USD	9,400,000	(55,129)	$17,457	(72,586)
Goldman Sachs &Co.	United Mexican States	Sell	1.000	12/20/12	3.813	USD	12,500,000	37,249	$12,423	24,826
JPMorgan Chase &Co.	United Mexican States	Sell	1.000	12/20/12	3.813	USD	16,300,000	48,573	$15,427	33,146
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	2.904	EUR	13,700,000	(22,384)	$(124,990)	102,606
Credit Suisse First	Wells Fargo & Co.
Boston		Sell	1.000	09/20/13	3.028	USD	17,500,000	150,430	$(31,719)	182,149

								$(1,147,255)	$(2,887,789)$	1,740,534

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(4)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-
LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD 80,700,000	$(30,876,181)	$(4,412,446)

			$(30,876,181)	$(4,412,446)

See Accompanying Notes to Financial Statements

71

ING PIMCO TOTAL RETURN BOND	PORTFOLIO OF INVESTMENTS
PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	11,100,000	$15,558	$4,767	$10,791
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	122,400,000	88,810	(55,616)	144,426
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	23,500,000	261,825	–	261,825
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	30,300,000	42,467	11,439	31,028
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	100,600,000	72,992	(28,409)	101,401
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	18,000,000	25,233	8,628	16,605
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN	48,000,000	34,827	(22,433)	57,260
Receive a fixed rate equal to 6.350% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/02/21	MXN	104,100,000	344,093	130,914	213,179
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: UBS Warburg LLC	09/13/17	MXN	10,000,000	7,256	(1,762)	9,018
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750% Counterparty: Morgan Stanley	06/20/42	USD	21,600,000	(1,161,603)	471,477	(1,633,080)

				$(268,542)	$519,005	$(787,547)

ING PIMCO Total Return Bond Portfolio Written Inflation Floors Outstanding on June 30, 2012:

Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount		Premiums Received	Fair Value
Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD	7,800,000	$66,000	$(11,492)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD	7,600,000	66,880	(11,829)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD	7,300,000	94,170	(12,194)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD	2,800,000	21,000	(6,012)
Deutsche Bank AG	CPURNSA Index	218.011	0.000%	10/13/20	USD	7,400,000	72,520	(19,559)

							$320,570	$(61,086)

ING PIMCO Total Return Bond Portfolio Written Options Open on June 30, 2012:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
U.S. Treasury 10-Year Note	USD	131.00	08/24/12	246	$75,198	$(69,187)
U.S. Treasury 10-Year Note	USD	136.00	08/24/12	246	50,813	(46,125)

					$126,011	$(115,312)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on June 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	3-month USD- LIBOR-BBA	Pay	0.920%	11/14/12	USD	21,100,000	$94,950	$(7,790)
Put OTC Swaption	Citigroup, Inc.	3-month USD- LIBOR-BBA	Pay	1.550%	08/13/12	USD	11,500,000	79,350	(521)
Put OTC Swaption	Citigroup, Inc.	3-month USD- LIBOR-BBA	Pay	1.700%	08/13/12	USD	115,000,000	1,541,152	(1,265)

See Accompanying Notes to Financial Statements

72

ING PIMCO TOTAL RETURN BOND	PORTFOLIO OF INVESTMENTS
PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Put OTC Swaption	Citigroup, Inc.	3-month USD- LIBOR-BBA	Pay	2.250%	09/24/12	USD	9,600,000	65,400	(1)
Put OTC Swaption	Citigroup, Inc.	3-month USD- LIBOR-BBA	Pay	3.250%	07/16/12	USD	31,600,000	781,257	(3)
Put OTC Swaption	Credit Suisse First Boston	3-month USD- LIBOR-BBA	Pay	1.350%	08/13/12	USD	18,400,000	39,100	(4,467)
Put OTC Swaption	Credit Suisse First Boston	3-month USD- LIBOR-BBA	Pay	1.400%	03/18/13	USD	6,900,000	133,170	(43,044)
Put OTC Swaption	Credit Suisse First Boston	3-month USD- LIBOR-BBA	Pay	1.550%	08/13/12	USD	17,500,000	94,062	(793)
Put OTC Swaption	Deutsche Bank AG	3-month USD- LIBOR-BBA	Pay	1.000%	08/13/12	USD	14,600,000	150,015	(593)
Put OTC Swaption	Deutsche Bank AG	3-month USD- LIBOR-BBA	Pay	1.200%	07/11/13	USD	39,900,000	281,604	(49,911)
Put OTC Swaption	Deutsche Bank AG	3-month USD- LIBOR-BBA	Pay	1.550%	08/13/12	USD	184,200,000	1,219,188	(8,344)
Put OTC Swaption	Deutsche Bank AG	3-month USD- LIBOR-BBA	Pay	1.700%	08/13/12	USD	109,400,000	1,167,787	(1,203)
Put OTC Swaption	Deutsche Bank AG	3-month USD- LIBOR-BBA	Pay	2.000%	03/18/13	USD	18,800,000	176,570	(35,741)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	0.920%	11/14/12	USD	146,500,000	406,664	(54,088)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	1.400%	03/18/13	USD	10,400,000	201,760	(64,877)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	1.550%	08/13/12	USD	17,800,000	79,655	(806)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	1.700%	08/13/12	USD	56,900,000	342,823	(626)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	2.250%	09/24/12	USD	60,600,000	371,934	(6)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	10.000%	07/10/12	USD	19,400,000	116,885	(2)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	1.350%	08/13/12	USD	28,900,000	118,129	(7,017)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	1.500%	05/30/13	USD	9,900,000	74,745	(91,277)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	1.550%	08/13/12	USD	54,100,000	252,465	(2,451)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	1.700%	08/13/12	USD	68,100,000	944,800	(749)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	1.750%	11/19/12	USD	62,700,000	236,692	(1,154)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	1.750%	05/30/13	USD	37,100,000	275,237	(187,500)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	2.250%	09/24/12	USD	196,200,000	1,543,054	(20)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	3.250%	07/16/12	USD	10,500,000	263,655	(1)
Call OTC Swaption	Credit Suisse First Boston	3-month USD- LIBOR-BBA	Receive	1.400%	03/18/13	USD	6,900,000	64,170	(108,615)
Call OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Receive	1.400%	03/18/13	USD	10,400,000	97,240	(163,709)

					Total Written Swaptions			$11,213,513	$(836,574)

The following sales commitments were held by the ING PIMCO Total Return Bond Portfolio at June 30, 2012:

Principal Amount	Description	Fair Value
$(16,000,000)	Fannie Mae	$(17,299,130)
(20,000,000)	Fannie Mae	(21,646,880)
(28,000,000)	Fannie Mae	(30,024,795)
(18,000,000)	Fannie Mae	(19,479,379)
(19,000,000)	United States Treasury Bond	(19,175,161)

	Total Sales Commitments Cost $(107,643,045)	$(107,625,345)

See Accompanying Notes to Financial Statements

73

ING PIMCO TOTAL RETURN BOND	PORTFOLIO OF INVESTMENTS
PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the Following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Interest rate contracts	Investments in securities at value*	$74,306
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,790,055
Credit contracts	Upfront payments paid on OTC swap agreements	8,798,882
Interest rate contracts	Upfront payments paid on OTC swap agreements	627,225
Credit contracts	Unrealized appreciation on OTC swap agreements	8.026,407
Interest rate contracts	Unrealized appreciation on OTC swap agreements	845,533
Interest rate contracts	Net Assets- Unrealized appreciation***	953,155

Total Asset Derivatives		$22,115,563

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$9,949,535
Credit contracts	Upfront payments received on OTC swap agreements	4,068,907
Interest rate contracts	Upfront payments received on OTC swap agreements	108,220
Credit contracts	Unrealized depreciation on OTC swap agreements	2,356,949
Interest rate contracts	Unrealized depreciation on OTC swap agreements	1,633,080
Credit contracts	Net Assets- Unrealized depreciation**	1,461,528
Interest rate contracts	Net Assets- Unrealized depreciation**	4,412,446
Interest rate contracts	Written options, at fair value	1,012,972

Total Liability Derivatives		$25,003,637

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$-	$-	$-	$(2,216,795)	$-	$(2,216,795)
Foreign exchange contracts	-	19,578,463	-	-	-	19,578,463
Interest rate contracts	198,425	-	9,327,716	24,043,373	5,074,345	38,643,859

Total	$198,425	$19,578,463	$9,327,716	$21,826,578	$5,074,345	$56,005,528

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$-	$-	$-	$10,874,156	$-	$10,874,156
Foreign exchange contracts	-	(15,675,301)	-	-	-	(15,675,301)
Interest rate contracts	20,349	-	(5,803,390)	(23,956,339)	477,834	(29,261,546)

Total	$20,349	$(15,675,301)	$(5,803,390)	$(13,082,183)	$477,834	$(34,062,691)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.
**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

74

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 9.0%
441,950	@	Hanesbrands, Inc.	12,255,274	1.9
112,513		Jarden Corp.	4,727,796	0.7
140,360		Kohl’s Corp.	6,384,976	1.0
277,560		Rent-A-Center, Inc.	9,364,874	1.5
342,440	@	Sally Beauty Holdings, Inc.	8,814,406	1.4
140,608		Sotheby’s	4,690,683	0.7
214,405		Wyndham Worldwide Corp.	11,307,720	1.8
			57,545,729	9.0

		Consumer Staples: 3.7%
320,605		Campbell Soup Co.	10,701,795	1.7
150,335		CVS Caremark Corp.	7,025,154	1.1
73,400		JM Smucker Co.	5,543,168	0.9
			23,270,117	3.7

		Energy: 7.5%
716,300	L	Arch Coal, Inc.	4,935,307	0.8
131,050		Cabot Oil & Gas Corp.	5,163,370	0.8
173,875	@	Ensco PLC	8,166,909	1.3
119,500		National Oilwell Varco, Inc.	7,700,580	1.2
86,950		Noble Energy, Inc.	7,375,099	1.2
174,349		QEP Resources, Inc.	5,225,239	0.8
160,970	@	Southwestern Energy Co.	5,139,772	0.8
160,525		Valero Energy Corp.	3,876,679	0.6
			47,582,955	7.5

		Financials: 30.9%
258,355		Aflac, Inc.	11,003,339	1.7
374,695		Allstate Corp.	13,148,048	2.1
71,800		American Campus Communities, Inc.	3,229,564	0.5
193,770		Ameriprise Financial, Inc.	10,126,420	1.6
422,146		Annaly Capital Management, Inc.	7,083,610	1.1
241,410	@	Aon PLC	11,293,160	1.8
270,022		Axis Capital Holdings Ltd.	8,789,216	1.4
397,840		BioMed Realty Trust, Inc.	7,431,651	1.2
68,729		Boston Properties, Inc.	7,448,162	1.2
223,000		Capital One Financial Corp.	12,189,180	1.9
448,965	@	CIT Group, Inc.	16,001,113	2.5
238,530		Discover Financial Services	8,248,367	1.3
398,070		Duke Realty Corp.	5,827,745	0.9
116,965		Equity Residential	7,293,937	1.1
536,350		First Horizon National Corp.	4,639,427	0.7
200,940	@	First Republic Bank	6,751,584	1.0
428,195		Host Hotels & Resorts, Inc.	6,774,045	1.1
527,440		Kimco Realty Corp.	10,037,183	1.6
214,061		Moody’s Corp.	7,823,930	1.2
277,900		Pebblebrook Hotel Trust	6,477,849	1.0

178,635		PNC Financial Services Group, Inc.	10,916,385	1.7
494,147		UnumProvident Corp.	9,453,032	1.5
257,480		Zions Bancorp.	5,000,262	0.8
			196,987,209	30.9

		Health Care: 11.4%
202,327		Aetna, Inc.	7,844,218	1.2
242,420		Agilent Technologies, Inc.	9,512,561	1.5
445,970	@	CareFusion Corp.	11,452,509	1.8
243,255		Cigna Corp.	10,703,220	1.7
936,420	@	Health Management Associates, Inc.	7,350,897	1.2
118,835		Humana, Inc.	9,202,582	1.4
241,070		Teva Pharmaceutical Industries Ltd. ADR	9,507,801	1.5
93,390	@	Watson Pharmaceuticals, Inc.	6,909,926	1.1
			72,483,714	11.4

		Industrials: 12.6%
246,030		Fluor Corp.	12,139,120	1.9
260,190		IDEX Corp.	10,142,206	1.6
315,820		KBR, Inc.	7,803,912	1.2
120,565		Republic Services, Inc.	3,190,150	0.5
1,007,790		Southwest Airlines Co.	9,291,824	1.5
618,590	@	Spirit Aerosystems Holdings, Inc.	14,741,000	2.3
141,035		SPX Corp.	9,212,406	1.5
92,433		Stanley Black & Decker, Inc.	5,948,988	0.9
123,835		Towers Watson & Co.	7,417,717	1.2
			79,887,323	12.6

		Information Technology: 8.4%
266,985		Analog Devices, Inc.	10,057,325	1.6
865,184	@	Compuware Corp.	8,037,559	1.3
423,070	@	Rovi Corp.	8,300,633	1.3
234,280	@	Sandisk Corp.	8,546,535	1.3
270,800	@	VeriFone Holdings, Inc.	8,960,772	1.4
291,000		Xilinx, Inc.	9,768,870	1.5
			53,671,694	8 .4

		Materials: 2.8%
76,500		Ecolab, Inc.	5,242,545	0.8
156,560		Mosaic Co/The	8,573,226	1.4
181,860	L	United States Steel Corp.	3,746,316	0.6
			17,562,087	2 .8

		Telecommunication Services: 1.3%
207,060		CenturyTel, Inc.	8,176,799	1 .3

		Utilities: 10.1%
81,440		AGL Resources, Inc.	3,155,800	0.5
324,860		Ameren Corp.	10,895,804	1.7
192,510		American Electric Power Co., Inc.	7,681,149	1.2
362,505		CMS Energy Corp.	8,518,868	1.3
126,960		Consolidated Edison, Inc.	7,895,642	1.2
248,220		Northeast Utilities	9,633,418	1.5
129,140		Pinnacle West Capital Corp.	6,681,704	1.1
149,782		PNM Resources, Inc.	2,926,740	0.5

See Accompanying Notes to Financial Statements

75

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

254,150	PPL Corp.	7,067,912	1.1
		64,457,037	10.1

	Total Common Stock (Cost $607,128,112)	621,624,664	97.7

EXCHANGE-TRADED FUNDS: 0.6%
83,150	Market Vectors Gold
	Miners ETF	3,722,626	0 .6

	Total Exchange-Traded Funds (Cost $3,851,098)	3,722,626	0 .6

	Total Long-Term Investments (Cost $610,979,210)	625,347,290	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Securities Lending Collateralcc(1) : 1.3%
1,991,490	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,991,521, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $2,031,320, due 05/01/32-06/01/42)	1,991,490	0.3
1,991,490	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,991,523, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,031,320, due 07/01/42-02/20/61)	1,991,490	0.3
1,991,490	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,991,519, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $2,031,320, due 04/01/24-06/01/42)	1,991,490	0.3

1,991,490	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,991,531, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,031,320, due 10/01/14-02/25/44)	1,991,490	0.3
419,259	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $419,266, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $427,644, due 07/01/21-04/01/42)	419,259	0.1
		8,385,219	1.3

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.7%
4,422,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $4,422,000)	4,422,000	0 .7

	Total Short-Term Investments (Cost $12,807,219)	12,807,219	2 .0

	Total Investments in Securities (Cost $623,786,429)	$638,154,509	100.3
	Liabilities in Excess of Other Assets	(1,600,604)	(0.3)

	Net Assets	$636,553,905	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt cc Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

76

ING PIONEER MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $629,128,236.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$40,712,365
Gross Unrealized Depreciation	(31,686,092)

Net Unrealized Appreciation	$9,026,273

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$621,624,664	$–	$–	$621,624,664
Exchange-Traded Funds	3,722,626	–	–	3,722,626
Short-Term Investments	4,422,000	8,385,219	–	12,807,219

Total Investments, at fair value	$629,769,290	$8,385,219	$–	$638,154,509

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

77

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 60.1%
		Consumer Discretionary: 7.7%
1,125,500	@	Delphi Automotive PLC	28,700,250	0.7
618,980	@	Dollar General Corp.	33,666,322	0.8
1,354,300	@	General Motors Co.	26,706,796	0.7
698,427		Hasbro, Inc.	23,655,723	0.6
691,200		Kohl’s Corp.	31,442,688	0.8
328,600		Lowe’s Cos., Inc.	9,345,384	0.2
674,864		McGraw-Hill Cos., Inc.	30,368,880	0.7
1,123,800	@	TRW Automotive Holdings Corp.	41,310,888	1.0
1,812,800		Walt Disney Co.	87,920,800	2.2
			313,117,731	7.7

		Consumer Staples: 7.7%
20,000		Avon Products, Inc.	324,200	0.0
219,900		Coca-Cola Enterprises, Inc.	6,165,996	0.1
2,075,284		General Mills, Inc.	79,981,445	2.0
795,000		Kellogg Co.	39,217,350	1.0
977,434		PepsiCo, Inc.	69,065,487	1.7
434,797		Philip Morris International, Inc.	37,940,386	0.9
1,318,173		Procter & Gamble Co.	80,738,096	2.0
			313,432,960	7.7

		Energy: 3.7%
168,800		Apache Corp.	14,835,832	0.4
74,992		EOG Resources, Inc.	6,757,529	0.2
154,400		ExxonMobil Corp.	13,212,008	0.3
855,700		Nexen, Inc.	14,452,773	0.3
178,900		Schlumberger Ltd.	11,612,399	0.3
657,451		Spectra Energy Corp.	19,105,526	0.5
1,489,000	@	Weatherford International Ltd.	18,806,070	0.4
1,644,600		Williams Cos., Inc.	47,397,372	1.2
380,766	@	WPX Energy, Inc.	6,160,794	0.1
			152,340,303	3.7

		Financials: 7.5%
245,800		Blackrock, Inc.	41,741,756	1.0
2,864,069	@	Invesco Ltd.	64,727,960	1.6
2,081,410		JPMorgan Chase & Co.	74,368,779	1.8
546,500		Northern Trust Corp.	25,149,930	0.6
2,357,500		TD Ameritrade Holding Corp.	40,077,500	1.0
1,389,000		US Bancorp.	44,670,240	1.1
702,800		XL Group PLC	14,786,912	0.4
			305,523,077	7.5

		Health Care: 11.4%
760,600		AmerisourceBergen Corp.	29,929,610	0.7
418,600		Covidien PLC	22,395,100	0.6
196,100	@	Express Scripts Holding Co.	10,948,263	0.3
4,502	@	Henry Schein, Inc.	353,362	0.0
440,100	@	Laboratory Corp. of America Holdings	40,757,661	1.0
144,400		McKesson Corp.	13,537,500	0.3
6,163,737		Pfizer, Inc.	141,765,951	3.5
915,900		Quest Diagnostics	54,862,410	1.3

2,917,068		Thermo Fisher Scientific, Inc.	151,425,000	3.7
			465,974,857	11.4

		Industrials: 7.2%
31,912		Actuant Corp.	866,730	0.1
1,496,600		CSX Corp.	33,463,976	0.8
2,360,891		Danaher Corp.	122,955,203	3.0
390,800		Ingersoll-Rand PLC	16,483,944	0.4
300,920		Pall Corp.	16,493,425	0.4
1,350,275		United Technologies Corp.	101,986,271	2.5
			292,249,549	7.2

		Information Technology: 9.0%
188,600		Accenture PLC	11,332,974	0.3
152,000	@	Apple, Inc.	88,768,000	2.2
749,900		Cisco Systems, Inc.	12,875,783	0.3
639,100	@	Dell, Inc.	8,001,532	0.2
818,957	@	Fiserv, Inc.	59,145,074	1.5
70,100	@	Google, Inc. - Class A	40,662,907	1.0
28,400		International Business Machines Corp.	5,554,472	0.1
357,600		Microsoft Corp.	10,938,984	0.3
1,279,200		Oracle Corp.	37,992,240	0.9
1,939,560	@	TE Connectivity Ltd.	61,891,360	1.5
1,001,920		Texas Instruments, Inc.	28,745,085	0.7
			365,908,411	9.0

		Materials: 2.1%
300,300		Ball Corp.	12,327,315	0.3
1,540,190	@	Crown Holdings, Inc.	53,121,153	1.3
463,800	L	Potash Corp. of Saskatchewan	20,263,422	0.5
			85,711,890	2.1

		Telecommunication Services: 2.0%
2,339,800		AT&T, Inc.	83,437,268	2.0

		Utilities: 1.8%
280,800		American Electric Power Co., Inc.	11,203,920	0.3
803,200		Edison International	37,107,840	0.9
620,590		MDU Resources Group, Inc.	13,410,950	0.3
213,100		Pacific Gas & Electric Co.	9,647,037	0.3
			71,369,747	1.8
	Total Common Stock (Cost $2,195,155,841)		2,449,065,793	60.1

PREFERRED STOCK: 2.0%
		Consumer Discretionary: 0.7%
354,700	@,L	General Motors Co.	11,776,040	0.3
303,700	@,P	Newell Financial Trust I	15,336,850	0.4
			27,112,890	0.7

		Consumer Staples: 0.1%
42	#,@	HJ Heinz Finance Co.	4,517,625	0.1

		Financials: 0.7%
374,000	@	Affiliated Managers Group, Inc.	18,466,250	0.5
164	@,P	Fannie Mae	598,598	0.0
166,000	@,P	US Bancorp	4,744,280	0.1

See Accompanying Notes to Financial Statements

78

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

205,000	@,P	US Bancorp	5,612,900	0.1
			29,422,028	0.7

		Utilities: 0.5%
348,850	@	PPL Corp.	18,653,010	0.4
160,000	@,P	SCE Trust I	4,076,800	0.1
			22,729,810	0.5

	Total Preferred Stock (Cost $99,594,542)		83,782,353	2.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 20.7%
		Consumer Discretionary: 6.8%
1,850,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	1,891,625	0.0
7,425,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	7,666,313	0.2
1,633,263		CCH II, LLC / CCH II Capital Corp., 13.500%, 11/30/16	1,825,171	0.0
750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 2.750%, 09/06/14	746,437	0.0
1,980,000	L	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	2,168,100	0.1
8,246,540		Cedar Fair L.P., 4.000%, 12/15/17	8,239,597	0.2
11,107,404		Charter Communications Operating LLC, 3.500%, 09/06/16	11,034,894	0.3
15,273,963		DineEquity, Inc., 4.250%, 10/19/17	15,223,055	0.4
9,750,000		Dollar General Corp., 2.995%, 07/07/14	9,771,918	0.2
1,325,000	&	Dollar General Corp., 11.875%, 07/15/17	1,409,482	0.0
4,072,482		Dollar General Corp., 2.995%, 07/07/14	4,081,637	0.1
1,350,000		Dollar General Corp., 4.125%, 07/15/17	1,375,313	0.0
78,233,136		Dunkin Brands, Inc. - TL, 4.000%, 11/23/17	77,279,396	1.9
27,118,156		Federal Mogul Corp., 2.188%, 12/29/14	25,869,582	0.6
17,280,609		Federal Mogul Corp. - TL C, 2.178%, 12/28/15	16,484,975	0.4
5,992,500		Formula One Holdings, 5.750%, 04/30/17	5,998,918	0.2
9,695,000		Lamar Media Corp., 9.750%, 04/01/14	10,906,875	0.3
5,075,000		MGM Resorts International, 9.000%, 03/15/20	5,658,625	0.1
2,130,000		MGM Resorts International, 10.375%, 05/15/14	2,412,225	0.1

4,290,000		MGM Resorts International, 13.000%, 11/15/13	4,912,050	0.1
3,175,000		Penske Auto Group, Inc., 7.750%, 12/15/16	3,302,000	0.1
5,750,000		Rite Aid Corp. - TL 1, 4.500%, 03/03/18	5,681,000	0.1
2,301,750		SBA Senior Finance - TL B, 3.750%, 06/30/18	2,288,803	0.1
2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,090,125	0.1
3,250,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	3,485,625	0.1
2,375,000	#,L	Sirius XM Radio, Inc., 9.750%, 09/01/15	2,529,375	0.1
EUR2,000,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	2,644,900	0.1
1,300,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	1,384,500	0.0
35,782,039		Univision Communications, Inc., 4.495%, 03/31/17	33,802,863	0.8
825,000	#	Univision Communications, Inc., 7.875%, 11/01/20	886,875	0.0
EUR4,010,000	#	UPC Germany GmbH, 8.125%, 12/01/17	5,455,264	0.1
			279,507,518	6.8

		Consumer Staples: 0.1%
3,000,000		Rite Aid Corp., 10.375%, 07/15/16	3,189,375	0.1

		Energy: 2.5%
2,625,000		Concho Resources, Inc., 5.500%	2,611,875	0.1
2,120,000		Consol Energy, Inc., 8.250%, 04/01/20	2,236,600	0.1
16,715,000		Consol Energy, Inc., 8.000%, 04/01/17	17,425,388	0.4
2,625,000		Denbury Resources, Inc., 8.250%, 02/15/20	2,887,500	0.1
525,000		Denbury Resources, Inc., 9.750%, 03/01/16	579,469	0.0
2,000,000		EP ENERGY TL 1L 5/1/18, 6.500%, 05/01/18	2,022,000	0.0
18,800,000		EQT Corp., 4.875%, 11/15/21	19,253,324	0.5
3,645,000		EQT Corp., 8.125%, 06/01/19	4,377,266	0.1
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,264,604	0.1
2,500,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 6.875%, 05/01/19	2,615,625	0.1
1,125,000	#	Laredo Petroleum, Inc., 7.375%, 05/01/22	1,172,812	0.0
4,404,000		Oil States International, Inc., 2.375%, 07/01/25	9,187,845	0.2
7,688,000	L	Peabody Energy Corp., 4.750%, 12/15/41	6,275,330	0.2

See Accompanying Notes to Financial Statements

79

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

2,170,000	L	Peabody Energy Corp., 6.500%, 09/15/20	2,207,975	0.1
5,000,000	#	Peabody Energy Corp., 6.000%, 11/15/18	5,000,000	0.1
2,080,000		Peabody Energy Corp., 7.375%, 11/01/16	2,298,400	0.1
5,025,000		Plains Exploration & Production Co., 6.750%, 02/01/22	5,150,625	0.1
1,220,000		QEP Resources, Inc., 6.800%, 03/01/20	1,313,025	0.0
1,150,000		QEP Resources, Inc., 6.875%, 03/01/21	1,282,250	0.0
2,675,000		Range Resources Corp., 5.750%, 06/01/21	2,808,750	0.1
2,125,000		Range Resources Corp., 8.000%, 05/15/19	2,332,187	0.1
1,900,000	#	SM Energy Co., 6.500%, 01/01/23	1,916,625	0.0
1,425,000		Terra-Gen Finance Co. LLC, 06/22/17	1,425,000	0.0
850,000		Whiting Petroleum Corp., 6.500%, 10/01/18	909,500	0.0
			101,553,975	2.5

		Financials: 3.5%
450,000		American Tower Corp., 4.625%, 04/01/15	476,692	0.0
1,125,000	#,L	CIT Group, Inc., 5.250%, 04/01/14	1,170,000	0.0
1,650,000	#	CNH Capital LLC, 6.250%, 11/01/16	1,773,750	0.1
750,000		Delos Aircraft, Inc. - TL 2, 4.750%, 03/17/16	754,688	0.0
5,650,000		Flying Fortress, Inc., 5.000%, 02/23/17	5,685,312	0.1
3,850,000		Ford Motor Credit Co., LLC, 6.625%, 08/15/17	4,386,012	0.1
4,400,000		Ford Motor Credit Co., LLC, 8.000%, 06/01/14	4,883,520	0.1
4,500,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	4,540,239	0.1
10,660,000		Ford Motor Credit Co. LLC, 3.875%, 01/15/15	10,985,727	0.3
3,100,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	3,254,237	0.1
3,750,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,993,458	0.1
4,400,000		Ford Motor Credit Co. LLC, 7.000%, 10/01/13	4,706,178	0.1
4,225,000		Host Hotels & Resorts L.P., 5.875%, 06/15/19	4,584,125	0.1
14,435,000	#	International Lease Finance Corp., 6.500%, 09/01/14	15,301,100	0.4
5,475,000	#	International Lease Finance Corp., 6.750%, 09/01/16	5,913,000	0.2
8,985,000	#	International Lease Finance Corp., 7.125%, 09/01/18	9,950,888	0.3
5,125,000		Janus Capital Group, Inc., 6.700%, 06/15/17	5,505,557	0.1
3,355,000	#	Legg Mason, Inc., 5.500%, 05/21/19	3,399,397	0.1

5,495,931		Nuveen Investment, Inc., 5.970%, 05/13/17	5,414,866	0.1
4,450,000		Nuveen Investment, Inc., 8.250%, 03/01/19	4,466,688	0.1
4,703,629		Nuveen Investments, 5.966%, 11/13/14	4,677,877	0.1
6,293,912		Pinnacle Foods Finance LLC, 2.745%, 04/02/14	6,269,001	0.2
1,421,438		Pinnacle Foods Finance LLC - TL E, 4.750%, 09/16/18	1,415,219	0.0
210,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	236,775	0.0
9,123,564		Reynolds Group Holdings, 6.500%, 02/09/18	9,194,527	0.2
5,645,321		Reynolds Group Holdings, 6.500%, 08/09/18	5,689,230	0.2
245,000		Synovus Financial Corp., 5.125%, 06/15/17	226,625	0.0
4,170,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	4,253,400	0.1
5,375,000		Vantiv LLC - TL B, 3.750%, 03/20/19	5,368,281	0.1
3,172,954		WorldPay Ltd. - Term B, 5.250%, 11/30/17	3,173,948	0.1
			141,650,317	3.5

		Health Care: 0.4%
1,750,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,828,750	0.0
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,043,750	0.0
14,485,141		HCA, Inc., 1.495%, 11/16/12	14,471,568	0.4
			17,344,068	0.4

		Industrials: 1.6%
1,095,757		American Airlines Pass-Through Trust, 10.375%, 07/02/19	1,172,460	0.0
5,120,000		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	5,030,400	0.1
1,035,000		Continental Airlines 2012-1 Class B Pass Thru Trusts, 6.250%, 04/11/20	1,045,350	0.0
6,224,000		Continental Airlines, Inc., 4.500%, 01/15/15	9,157,060	0.2
2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	2,323,125	0.1
2,468,454		Continental Airlines 2009-1 Pass Through Trust, 9.000%, 07/08/16	2,826,380	0.1
1,789,965		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,018,185	0.1

See Accompanying Notes to Financial Statements

80

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

2,008,052		Delta Air Lines 2009-1 Class A Pass Through Trust, 7.750%, 12/17/19	2,279,139	0.1
1,657,026		Delta Air Lines 2011-1 Pass Through Trust, 5.300%, 04/15/19	1,768,876	0.0
3,756,125		Fleetpride Corp. - TL B, 6.750%, 12/06/17	3,777,253	0.1
1,270,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	1,384,300	0.0
11,175,000		Schaeffler AG, 6.000%, 01/27/17	11,192,388	0.3
4,915,000		Tyco Electronics Group S.A., 6.000%, 10/01/12	4,978,394	0.1
7,875,000		United Technologies Corp., 0.967%, 06/01/15	7,965,933	0.2
5,809,101		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 04/22/23	6,099,556	0.2
835,406		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 04/22/17	856,291	0.0
			63,875,090	1.6

		Information Technology: 1.8%
12,010,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17	13,075,888	0.3
12,568,500		Colfax Corp. - TL B, 4.500%, 09/12/18	12,573,741	0.3
30,012,643		First Data Corp., 5.245%, 03/24/17	28,633,952	0.7
6,225,000	#	First Data Corp., 7.375%, 06/15/19	6,380,625	0.2
10,629,000		Xilinx, Inc., 3.125%, 03/15/37	12,728,227	0.3
			73,392,433	1.8

		Materials: 0.0%
1,325,000		Ball Corp., 7.375%, 09/01/19	1,470,750	0.0

		Telecommunication Services: 3.5%
3,695,000		British Telecommunications PLC, 1.593%, 12/20/13	3,717,806	0.1
2,500,000		British Telecommunications PLC, 2.000%, 06/22/15	2,536,535	0.1
3,430,000	L	Cricket Communications, Inc., 7.750%, 10/15/20	3,292,800	0.1
6,640,000		Crown Castle International Corp., 7.125%, 11/01/19	7,154,600	0.2
22,115,875		Crown Castle Operating Co., 4.000%, 01/31/19	21,793,757	0.5
43,787,009		Intelsat Jackson Holdings Ltd., 5.250%, 04/03/18	43,649,956	1.1
CHF 1,520,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	1,657,483	0.0

4,100,000		Nextel Communications, Inc., 5.950%, 03/15/14	4,125,625	0.1
2,656,000		SBA Communications Corp., 1.875%, 05/01/13	3,691,840	0.1
407,000		SBA Telecommunications, Inc., 8.250%, 08/15/19	447,700	0.0
545,000		SBA Telecommunications, Inc., 8.000%, 08/15/16	583,150	0.0
775,000		Sprint Capital Corp., 6.900%, 05/01/19	732,375	0.0
15,870,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	17,774,400	0.4
1,060,000	#	Sprint Nextel Corp., 11.500%, 11/15/21	1,184,550	0.0
14,730,000		Telesat Canada, Inc. - B1, 4.250%, 03/08/19	14,601,112	0.4
7,985,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	8,384,250	0.2
7,125,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	7,303,125	0.2
			142,631,064	3.5

		Utilities: 0.5%
7,875,000	#	Calpine Construction Finance Co. L.P., 8.000%, 06/01/16	8,544,375	0.2
3,150,000	#	Calpine Corp., 7.500%, 02/15/21	3,417,750	0.1
2,080,000		CMS Energy Corp., 6.550%, 07/17/17	2,368,502	0.1
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,201,398	0.0
1,475,000		Nisource Finance Corp., 4.450%, 12/01/21	1,551,476	0.0
2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,659,600	0.1
			19,743,101	0.5

	Total Corporate Bonds/Notes (Cost $813,083,375)		844,357,691	20.7

	Total Long-Term Investments (Cost $3,107,833,758)		3,377,205,837	82.8

SHORT-TERM INVESTMENTS: 17.5%
		Securities Lending Collateralcc(1) : 0.5%
4,814,920		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $4,815,011, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%- 6.000%, Market Value plus accrued interest $4,911,218, due 04/20/61-05/15/42)	4,814,920	0.1

See Accompanying Notes to Financial Statements

81

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

4,814,920	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $4,814,999, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $4,911,218, due 07/01/42-02/20/61)	4,814,920	0.1
4,814,920	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $4,814,979, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $4,911,223, due 06/15/15)	4,814,920	0.1
4,814,920	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $4,815,019, collateralized by various U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $4,911,218, due 10/01/14-02/25/44)	4,814,920	0.1
1,013,667	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,013,684, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,033,940, due 07/01/21-04/01/42)	1,013,667	0.1
		20,273,347	0.5

Shares		Value	Percentage of Net Assets
		Mutual Funds: 17.0%
691,496,682	T. Rowe Price Reserve Investment Fund (Cost $691,496,682)	691,496,682	17.0
	Total Short-Term Investments (Cost $711,770,029)	711,770,029	17.5

Total Investments in Securities (Cost $3,819,603,787)	$4,088,975,866	100.3
Liabilities in Excess of Other Assets	(11,234,381)	(0.3)

Net Assets	$4,077,741,485	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security & Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CHF	Swiss Franc
EUR	EU Euro

Cost for federal income tax purposes is $3,821,386,903.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$340,516,286
Gross Unrealized Depreciation	(72,927,323)

Net Unrealized Appreciation	$267,588,963

See Accompanying Notes to Financial Statements

82

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$2,449,065,793	$–	$–	$2,449,065,793
Preferred Stock	16,520,320	67,262,033	–	83,782,353
Corporate Bonds/Notes	–	844,357,691	–	844,357,691
Short-Term Investments	691,496,682	20,273,347	–	711,770,029

Total Investments, at fair value	$3,157,082,795	$931,893,071	$–	$4,088,975,866

Liabilities Table
Other Financial Instruments+
Written Options	$(23,229,043)	$–	$–	$(23,229,043)

Total Liabilities	$(23,229,043)	$–	$–	$(23,229,043)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on June 30, 2012:

Exchange-Traded Options

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Accenture PLC	65.00	01/19/13	1,777	$690,290	$ (293,205)
AT&T, Inc.	30.00	01/19/13	6,550	989,350	(3,674,550)
AT&T, Inc.	32.00	01/19/13	7,878	571,342	(2,914,860)
AT&T, Inc.	34.00	01/19/13	4,485	586,759	(964,275)
AT&T, Inc.	35.00	01/19/13	4,485	407,405	(672,750)
Cisco Systems, Inc.	17.50	01/19/13	3,805	357,662	(437,575)
Cisco Systems, Inc.	22.00	01/19/13	3,694	310,658	(44,328)
Covidien PLC	50.00	07/21/12	3,567	663,472	(1,248,450)
Dell, Inc.	17.50	01/19/13	6,391	824,423	(63,910)
EOG Resources, Inc.	110.00	01/19/13	158	146,463	(42,660)
EOG Resources, Inc.	115.00	01/19/13	158	115,653	(29,467)
Express Scripts, Inc.	60.00	01/19/13	49	14,651	(12,593)
Ingersoll-Rand PLC	40.00	01/19/13	2,744	879,932	(1,426,880)
JPMorgan Chase & Co.	45.00	09/22/12	1,643	299,315	(16,430)
JPMorgan Chase & Co.	46.00	09/22/12	1,643	233,876	(13,144)
JPMorgan Chase & Co.	50.00	01/19/13	6,482	1,242,486	(97,230)
Kohl’s Corp.	45.00	10/20/12	618	184,040	(177,675)
Kohl’s Corp.	47.00	10/20/12	618	128,359	(114,330)
Kohl’s Corp.	48.00	10/20/12	618	103,577	(88,065)
Kohl’s Corp.	52.50	01/19/13	1,242	233,869	(111,780)
Kohl’s Corp.	55.00	10/20/12	1,662	208,386	(20,775)
Kohl’s Corp.	55.00	01/19/13	1,242	345,649	(62,100)
Microsoft Corp.	30.00	01/19/13	3,576	532,813	(797,448)
PepsiCo, Inc.	70.00	01/19/13	473	117,864	(132,913)
PepsiCo, Inc.	72.50	01/19/13	468	77,246	(72,072)
Pfizer, Inc.	22.50	01/20/13	32,616	3,955,063	(4,207,464)
Pfizer, Inc.	24.00	01/19/13	11,792	806,228	(624,976)
Philip Morris International, Inc.	85.00	01/19/13	797	196,201	(462,260)
Philip Morris International, Inc.	90.00	01/19/13	798	102,323	(232,218)
Procter & Gamble Co.	70.00	01/19/13	548	98,731	(18,632)
Schlumberger Ltd.	75.00	01/19/13	1,789	1,428,821	(381,057)
Texas Instruments, Inc.	40.00	01/19/13	1,803	153,306	(6,311)
Walt Disney Co.	45.00	10/20/12	1,424	288,083	(662,160)
Walt Disney Co.	45.00	01/19/13	1,454	365,876	(796,792)
Walt Disney Co.	46.00	10/20/12	1,424	218,778	(562,480)

See Accompanying Notes to Financial Statements

83

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Walt Disney Co.	46.00	01/19/13	1,454	320,033	(686,288)
Walt Disney Co.	47.00	10/20/12	1,424	164,226	(462,800)
Walt Disney Co.	47.00	01/19/13	1,454	261,380	(596,140)

				$18,624,589	$(23,229,043)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Liability Derivatives

Equity contracts	Written options, at fair value	$23,229,043

Total Liability Derivatives		$23,229,043

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options

Foreign exchange contracts
Equity contracts	$604,399

Total	$604,399

Derivatives not accounted for as hedging instruments	Written options

Foreign exchange contracts
Equity contracts	$16,938,091

Total	$16,938,091

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

84

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 11.6%
362,700		Cablevision Systems Corp.	4,820,283	0.3
202,300		Carnival Corp.	6,932,821	0.5
279,700		Comcast Corp. – Class A	8,942,009	0.6
146,300	@	General Motors Co.	2,885,036	0.2
125,700		Genuine Parts Co.	7,573,425	0.5
90,600		Harley-Davidson, Inc.	4,143,138	0.3
140,600		Hasbro, Inc.	4,762,122	0.3
269,700		Kohl’s Corp.	12,268,653	0.9
236,100		Macy’s, Inc.	8,110,035	0.6
118,075	@	The Madison Square Garden, Inc.	4,420,728	0.3
176,725		Marriott International, Inc.	6,927,620	0.5
425,100		Mattel, Inc.	13,790,244	1.0
270,800		McGraw-Hill Cos., Inc.	12,186,000	0.8
456,900	@	New York Times Co.	3,563,820	0.3
682,900		Staples, Inc.	8,911,845	0.6
12,200		Tiffany & Co.	645,990	0.0
527,066		Time Warner, Inc.	20,292,041	1.4
387,700		Walt Disney Co.	18,803,450	1.3
218,300		Whirlpool Corp.	13,351,228	0.9
345,419		WPP PLC	4,193,289	0.3
			167,523,777	11.6

		Consumer Staples: 7.3%
365,200		Archer-Daniels- Midland Co.	10,780,704	0.8
544,100		Avon Products, Inc.	8,819,861	0.6
367,100		Campbell Soup Co.	12,253,798	0.9
208,500		Clorox Co.	15,107,910	1.1
352,500		ConAgra Foods, Inc.	9,140,325	0.6
63,500		Kellogg Co.	3,132,455	0.2
196,600		Kimberly-Clark Corp.	16,469,182	1.1
122,600		McCormick & Co., Inc.	7,435,690	0.5
123,600		Molson Coors Brewing Co.	5,142,996	0.4
191,700		PepsiCo, Inc.	13,545,522	0.9
54,000		Procter & Gamble Co.	3,307,500	0.2
			105,135,943	7.3

		Energy: 12.9%
204,700		Anadarko Petroleum Corp.	13,551,140	1.0
213,624		BP PLC ADR	8,660,317	0.6
371,890		Chevron Corp.	39,234,395	2.7
106,400		ConocoPhillips	5,945,632	0.4
317,700		Consol Energy, Inc.	9,607,248	0.7
170,200		Diamond Offshore Drilling	10,063,926	0.7
384,424		ExxonMobil Corp.	32,895,162	2.3
64,400		Hess Corp.	2,798,180	0.2
296,800		Murphy Oil Corp.	14,926,072	1.0
161,400		Petroleo Brasileiro SA ADR	3,029,478	0.2
368,900		Royal Dutch Shell PLC - Class A ADR	24,874,927	1.7
197,600		Schlumberger Ltd.	12,826,216	0.9
206,050		Spectra Energy Corp.	5,987,813	0.4

44,800		Valero Energy Corp.	1,081,920	0.1
			185,482,426	12.9

		Financials: 19.9%
510,100		Allstate Corp.	17,899,409	1.2
453,100		American Express Co.	26,374,951	1.8
1,669,919		Bank of America Corp.	13,659,938	1.0
375,100		Bank of New York Mellon Corp.	8,233,445	0.6
203,800		Capital One Financial Corp.	11,139,708	0.8
95,300		Chubb Corp.	6,939,746	0.5
925,544		JPMorgan Chase & Co.	33,069,687	2.3
382,400		Legg Mason, Inc.	10,083,888	0.7
307,877		Lincoln National Corp.	6,733,270	0.5
110,500		Loews Corp.	4,520,555	0.3
490,600		Marsh & McLennan Cos., Inc.	15,812,038	1.1
222,700		Morgan Stanley	3,249,193	0.2
276,800		Northern Trust Corp.	12,738,336	0.9
184,500		NYSE Euronext	4,719,510	0.3
208,900		PNC Financial Services Group, Inc.	12,765,879	0.9
708,700		Regions Financial Corp.	4,783,725	0.3
686,100		SLM Corp.	10,778,631	0.7
241,200		Sun Life Financial, Inc.	5,248,512	0.4
459,600		SunTrust Bank	11,136,108	0.8
784,700		US Bancorp.	25,235,952	1.8
852,500		Wells Fargo & Co.	28,507,600	2.0
414,251		Weyerhaeuser Co.	9,262,652	0.6
164,500		XL Group PLC	3,461,080	0.2
			286,353,813	19.9

		Health Care: 7.3%
159,600		Amgen, Inc.	11,657,184	0.8
377,500		Bristol-Myers Squibb Co.	13,571,125	0.9
293,700		Johnson & Johnson	19,842,372	1.4
426,400		Merck & Co., Inc.	17,802,200	1.2
787,376		Pfizer, Inc.	18,109,648	1.3
132,300		Quest Diagnostics	7,924,770	0.6
317,600		Thermo Fisher Scientific, Inc.	16,486,616	1.1
			105,393,915	7.3

		Industrials: 13.7%
232,400		3M Co.	20,823,040	1.4
185,300		Avery Dennison Corp.	5,066,102	0.3
172,300		Boeing Co.	12,801,890	0.9
224,800		Cooper Industries PLC	15,326,864	1.1
300,400		Emerson Electric Co.	13,992,632	1.0
2,013,600		General Electric Co.	41,963,424	2.9
284,200		Honeywell International, Inc.	15,869,728	1.1
320,100		Illinois Tool Works, Inc.	16,930,089	1.2
202,900		Ingersoll-Rand PLC	8,558,322	0.6
86,650		ITT Corp.	1,525,040	0.1
81,800		Lockheed Martin Corp.	7,123,144	0.5
491,200		Masco Corp.	6,812,944	0.5
296,900	@	United Continental Holdings, Inc.	7,223,577	0.5
195,200		United Parcel Service, Inc. - Class B	15,373,952	1.1
165,900	@,L	USG Corp.	3,160,395	0.2

See Accompanying Notes to Financial Statements

85

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

173,300		Xylem, Inc.	4,361,961	0.3
			196,913,104	13.7

		Information Technology: 7.0%
265,300		Analog Devices, Inc.	9,993,851	0.7
727,200		Applied Materials, Inc.	8,333,712	0.6
632,300		Cisco Systems, Inc.	10,856,591	0.7
386,600		Computer Sciences Corp.	9,595,412	0.7
514,900		Corning, Inc.	6,657,657	0.5
383,700	@	Dell, Inc.	4,803,924	0.3
70,600	@,L	First Solar, Inc.	1,063,236	0.1
340,400		Harris Corp.	14,245,740	1.0
319,500		Hewlett-Packard Co.	6,425,145	0.4
690,800		Microsoft Corp.	21,131,572	1.5
803,900	L	Nokia OYJ ADR	1,664,073	0.1
180,000		Texas Instruments, Inc.	5,164,200	0.4
			99,935,113	7.0

		Materials: 5.3%
153,000		EI Du Pont de Nemours & Co.	7,737,210	0.5
104,000		International Flavors & Fragrances, Inc.	5,699,200	0.4
563,293		International Paper Co.	16,284,801	1.1
252,300		MeadWestvaco Corp.	7,253,625	0.5
190,000		Monsanto Co.	15,728,200	1.1
359,900		Nucor Corp.	13,640,210	1.0
255,000		Vulcan Materials Co.	10,126,050	0.7
			76,469,296	5.3

		Telecommunication Services: 4.3%
828,503		AT&T, Inc.	29,544,417	2.0
223,110		CenturyTel, Inc.	8,810,614	0.6
315,596		Telefonica S.A.	4,154,339	0.3
317,450		Verizon Communications, Inc.	14,107,478	1.0
2,007,334		Vodafone Group PLC	5,642,111	0.4
			62,258,959	4.3

		Utilities: 6.9%
412,200		Duke Energy Corp.	9,505,332	0.7
237,500		Entergy Corp.	16,123,875	1.1
381,100		Exelon Corp.	14,336,982	1.0
144,900		FirstEnergy Corp.	7,127,631	0.5
644,400		NiSource, Inc.	15,948,900	1.1
155,000		Pinnacle West Capital Corp.	8,019,700	0.6
74,100		PPL Corp.	2,060,721	0.1
201,500		Progress Energy, Inc.	12,124,255	0.8
162,400		TECO Energy, Inc.	2,932,944	0.2
376,500		Xcel Energy, Inc.	10,696,365	0.8
			98,876,705	6.9

	Total Common Stock (Cost $1,237,898,158)		1,384,343,051	96.2

PREFERRED STOCK: 0.6%
		Consumer Discretionary: 0.6%
249,450	@	General Motors Co.	8,281,740	0.6

	Total Preferred Stock (Cost $12,600,169)		8,281,740	0.6

	Total Long-Term Investments (Cost $1,250,498,327)		1,392,624,791	96.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc(1) : 0.4%
1,405,141	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,405,163, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,433,244, due 05/01/32-06/01/42)	1,405,141	0.1
1,405,141	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,405,164, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,433,244, due 07/01/42-02/20/61)	1,405,141	0.1
1,405,141	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,405,162, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,433,244, due 04/01/24-06/01/42)	1,405,141	0.1
1,405,141	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,405,170, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,433,244, due 10/01/14-02/25/44)	1,405,141	0.1

See Accompanying Notes to Financial Statements

86

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

295,817	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $295,822, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $301,733, due 07/01/21-04/01/42)	295,817	0.0
		5,916,381	0.4

Shares		Value	Percentage of Net Assets
		Mutual Funds: 3.0%
43,280,878	T. Rowe Price Reserve Investment Fund (Cost $43,280,878)	43,280,878	3.0

	Total Short-Term Investments (Cost $49,197,259)	49,197,259	3.4

	Total Investments in Securities (Cost $1,299,695,586)	$1,441,822,050	100.2
	Liabilities in Excess of Other Assets	(3,235,857)	(0.2)

	Net Assets	$1,438,586,193	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,313,948,091.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$260,267,498
Gross Unrealized Depreciation	(132,393,539)

Net Unrealized Appreciation	$127,873,959

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock

See Accompanying Notes to Financial Statements

87

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Consumer Discretionary	$163,330,488	$4,193,289	$–	$167,523,777
Consumer Staples	105,135,943	–	–	105,135,943
Energy	185,482,426	–	–	185,482,426
Financials	286,353,813	–	–	286,353,813
Health Care	105,393,915	–	–	105,393,915
Industrials	196,913,104	–	–	196,913,104
Information Technology	99,935,113	–	–	99,935,113
Materials	76,469,296	–	–	76,469,296
Telecommunication Services	52,462,509	9,796,450	–	62,258,959
Utilities	98,876,705	–	–	98,876,705

Total Common Stock	1,370,353,312	13,989,739	–	1,384,343,051

Preferred Stock	8,281,740	–	–	8,281,740
Short-Term Investments	43,280,878	5,916,381	–	49,197,259

Total Investments, at fair value	$1,421,915,930	$19,906,120	$–	$1,441,822,050

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

88

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Australia: 2.8%
313,460		Amcor Ltd.	2,288,288	1.0
210,515		Asciano Group	945,550	0.4
26,210		CSL Ltd.	1,063,122	0.5
37,405		Macquarie Group Ltd.	1,010,080	0.4
44,384		WorleyParsons Ltd.	1,152,506	0.5
			6,459,546	2.8

		Belgium: 1.4%
39,489		Anheuser-Busch InBev NV	3,113,369	1.4

		Brazil: 5.2%
254,600		Banco Santander Brasil SA ADR	1,973,150	0.9
345,400		BM&F Bovespa S.A.	1,742,047	0.8
175,100		Itau Unibanco Holding S.A.	2,447,128	1.1
66,400		Lojas Renner SA	1,856,291	0.8
578,900		PDG Realty SA Empreendimentos e Participacoes	1,017,435	0.4
91,000		Petroleo Brasileiro SA ADR	1,650,740	0.7
107,300		Raia Drogasil SA	1,073,801	0.5
			11,760,592	5.2

		Canada: 4.3%
154,600		Eldorado Gold Corp.	1,904,218	0.8
62,200		Potash Corp. of Saskatchewan	2,717,518	1.2
39,700	L	Shoppers Drug Mart Corp.	1,600,712	0.7
33,200		Suncor Energy, Inc.	961,140	0.4
49,000		Tim Hortons, Inc.	2,583,076	1.2
			9,766,664	4.3

		China: 9.0%
38,900	@	Baidu.com ADR	4,472,722	2.0
983,000		Belle International Holdings	1,684,036	0.7
2,335,000		China Construction Bank	1,613,192	0.7
950,000		China Unicom Ltd.	1,194,607	0.5
4,524,000		GOME Electrical Appliances Holdings Ltd.	605,282	0.3
115,000		Hengan International Group Co., Ltd.	1,120,233	0.5
72,500		New Oriental Education & Technology Group ADR	1,776,250	0.8
1,775,500	L	Parkson Retail Group Ltd.	1,586,064	0.7
138,500		Ping An Insurance Group Co. of China Ltd.	1,119,892	0.5
587,100		Shanghai Pharmaceuticals Holding Co. Ltd.	737,983	0.3
74,800		Tencent Holdings Ltd.	2,208,940	1.0
24,500	@	Tudou Holdings Ltd. ADR	821,240	0.3

1,208,000		Want Want China Holdings Ltd.	1,493,861	0.7
			20,434,302	9.0

		Denmark: 2.0%
25,416		Carlsberg A/S	2,006,155	0.9
16,947		Novo-Nordisk A/S	2,457,940	1.1
			4,464,095	2.0

		France: 6.0%
20,055		Air Liquide	2,292,864	1.0
196,319		AXA S.A.	2,624,537	1.2
55,067		Eutelsat Communications	1,693,961	0.7
25,241		Groupe Danone	1,568,646	0.7
22,874	L	Pernod-Ricard S.A.	2,445,971	1.1
51,386		Schneider Electric S.A.	2,856,231	1.3
			13,482,210	6.0

		Germany: 4.7%
14,816		Adidas AG	1,061,983	0.5
26,081		Brenntag AG	2,886,324	1.3
28,897		Deutsche Boerse AG	1,559,027	0.7
24,111		Fresenius AG	2,496,404	1.1
30,280		Henkel KGaA - Vorzug	2,011,985	0.9
16,962		Software AG	526,973	0.2
			10,542,696	4.7

		Hong Kong: 3.6%
813,200		AIA Group Ltd.	2,808,841	1.2
577,000		Hang Lung Properties Ltd.	1,973,697	0.9
526,500		Kerry Properties Ltd.	2,265,620	1.0
592,000		Li & Fung Ltd.	1,146,261	0.5
			8,194,419	3.6

		India: 1.2%
76,279		Axis Bank Ltd. GDR	1,422,415	0.6
27,000	L	Infosys Ltd. ADR	1,216,620	0.6
			2,639,035	1.2

		Indonesia: 1.1%
933,500		Bank Mandiri Persero TBK PT	724,327	0.3
1,078,500	@	Sarana Menara Nusantara PT	1,779,798	0.8
			2,504,125	1.1

		Ireland: 0.8%
30,900		Accenture PLC	1,856,781	0.8

		Italy: 0.5%
161,100	L	Prada SpA	1,087,084	0.5

		Japan: 10.4%
64,200		Bridgestone Corp.	1,474,295	0.7
68,800		Honda Motor Co., Ltd.	2,400,814	1.1
317		Inpex Holdings, Inc.	1,780,431	0.8
2,495		Jupiter Telecommunications Co.	2,543,848	1.1
142,700		Mitsui & Co., Ltd.	2,120,501	0.9
123,000		Mitsui Fudosan Co., Ltd.	2,386,549	1.1
36,400		Nippon Telegraph & Telephone Corp.	1,697,351	0.7
28,700		Sankyo Co., Ltd.	1,400,537	0.6
77,300		Softbank Corp.	2,877,390	1.3

See Accompanying Notes to Financial Statements

89

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

158,000		Sony Financial Holdings, Inc.	2,578,828	1.1
48,900		Tokyo Electron Ltd.	2,293,161	1.0
			23,553,705	10.4

		Luxembourg: 0.0%
8,633	@	Veripos, Inc.	2,320	0.0

		Malaysia: 0.6%
563,400		CIMB Group Holdings Bhd	1,350,131	0.6

		Mexico: 0.4%
36,950		Fresnillo PLC	846,372	0.4

		Netherlands: 2.1%
29,915		ASML Holding NV	1,536,321	0.7
89,489		Royal Dutch Shell PLC - Class B	3,125,281	1.4
			4,661,602	2.1

		Norway: 0.8%
90,126	@	Acergy S.A.	1,783,603	0.8

		Portugal: 0.6%
74,940		Jeronimo Martins	1,266,997	0.6

		Russia: 1.2%
137,393		Sberbank of Russia ADR	1,476,975	0.6
58,193	@	X5 Retail Group N.V. GDR	1,331,157	0.6
			2,808,132	1.2

		Singapore: 0.6%
969,000		CapitaMall Trust	1,467,735	0.6

		South Korea: 2.3%
7,242		Hyundai Mobis	1,755,433	0.8
3,226		Samsung Electronics Co., Ltd.	3,416,294	1.5
			5,171,727	2.3

		Spain: 0.5%
79,992		Telefonica S.A.	1,052,972	0.5

		Sweden: 1.2%
43,487		Assa Abloy AB	1,214,420	0.5
71,696		Atlas Copco AB - Class A	1,542,954	0.7
			2,757,374	1.2

		Switzerland: 6.6%
83,664	@	ABB Ltd.	1,366,082	0.6
58,913		Cie Financiere Richemont SA	3,234,901	1.4
139,464	@	Credit Suisse Group	2,551,779	1.1
50,086	@	Julius Baer Group Ltd.	1,815,953	0.8
18,141		Kuehne & Nagel International AG	1,921,915	0.9
15,316		Nestle S.A.	914,026	0.4
880		SGS S.A.	1,649,974	0.7
15,726	@	Sonova Holding AG - Reg	1,521,092	0.7
			14,975,722	6.6

		Taiwan: 1.1%
335,000		Synnex Technology International Corp.	819,817	0.4
585,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,601,419	0.7
			2,421,236	1.1

		Turkey: 1.0%
27,312		BIM Birlesik Magazalar AS	1,127,476	0.5
320,467		Turkiye Garanti Bankasi A/S	1,261,520	0.5
			2,388,996	1.0

		United Arab Emirates: 0.8%
162,708	@	DP World Ltd.	1,735,446	0.8

		United Kingdom: 18.9%
52,509		Anglo American PLC	1,725,721	0.8
90,996		Antofagasta PLC	1,556,562	0.7
145,470		ARM Holdings PLC	1,152,500	0.5
108,295		BG Group PLC	2,216,952	1.0
76,800		BHP Billiton PLC	2,182,837	1.0
204,419		British Sky Broadcasting PLC	2,228,549	1.0
20,300		Burberry Group PLC	422,661	0.2
206,090		Capita Group PLC	2,117,698	0.9
262,535		Compass Group PLC	2,755,830	1.2
190,806		Experian Group Ltd.	2,691,914	1.2
125,055		GlaxoSmithKline PLC	2,840,497	1.3
202,983		HSBC Holdings PLC	1,788,649	0.8
48,964		Intertek Group PLC	2,051,383	0.9
212,006	@	Rolls-Royce Holdings PLC	2,857,356	1.3
23,940,524	@	Rolls-Royce Holdings PLC C Share	37,494	0.0
27,532		SABMiller PLC	1,104,616	0.5
203,113		Serco Group PLC	1,705,746	0.7
136,411		Standard Chartered PLC	2,963,246	1.3
375,442		Tesco PLC	1,824,577	0.8
92,569		Tullow Oil PLC	2,139,502	0.9
363,151		WPP PLC	4,408,551	1.9
			42,772,841	18.9

		United States: 5.7%
81,600		Carnival Corp.	2,796,432	1.2
25,300		Las Vegas Sands Corp.	1,100,297	0.5
61,100	@	Liberty Global, Inc.	3,032,393	1.3
78,700	@	NII Holdings, Inc.	805,101	0.4
17,165	@,X	Peixe Urbano, Inc.	565,087	0.3
3,500	@	Priceline.com, Inc.	2,325,820	1.0
34,200		Schlumberger Ltd.	2,219,922	1.0
			12,845,052	5.7

	Total Common Stock (Cost $234,786,039)		220,166,881	97.4

See Accompanying Notes to Financial Statements

90

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

PREFERRED STOCK: 0.1%
		United States: 0.1%
3,895	@ Peixe Urbano, Inc.	128,227	0.1

	Total Preferred Stock (Cost $128,227)	128,227	0.1

	Total Long-Term Investments (Cost $234,914,266)	220,295,108	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
		Securities Lending Collateralcc(1) : 2.8%
1,519,188	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,519,212, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,549,572, due 05/01/32-06/01/42)	1,519,188	0.7
1,519,188	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,519,213, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,549,572, due 07/01/42-02/20/61)	1,519,188	0.7
1,519,188	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,519,210, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,549,572, due 04/01/24-06/01/42)	1,519,188	0.6
1,519,188	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,519,219, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,549,572, due 10/01/14-02/25/44)	1,519,188	0.7

319,827	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $319,832, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $326,224, due 07/01/21-04/01/42)	319,827	0.1
		6,396,579	2.8

Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.9%
4,174,652	T. Rowe Price Reserve Investment Fund (Cost $4,174,652)	4,174,652	1.9

	Total Short-Term Investments (Cost $10,571,231)	10,571,231	4.7

	Total Investments in Securities (Cost $245,485,497)	$230,866,339	102.2
	Liabilities in Excess of Other Assets	(4,932,420)	(2.2)

	Net Assets	$225,933,919	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt GDR Global Depositary Receipt cc Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $247,301,677.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$13,116,844
Gross Unrealized Depreciation	(29,552,182)

Net Unrealized Depreciation	$(16,435,338)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	21.5%
Consumer Staples	10.8
Energy	7.5
Financials	18.8
Health Care	5.0
Industrials	13.9
Information Technology	9.7

See Accompanying Notes to Financial Statements

91

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Materials	6.9
Telecommunication Services	3.4
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(2.2)

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,459,546	$–	$6,459,546
Belgium	–	3,113,369	–	3,113,369
Brazil	11,760,592	–	–	11,760,592
Canada	9,766,664	–	–	9,766,664
China	7,070,212	13,364,090	–	20,434,302
Denmark	–	4,464,095	–	4,464,095
France	–	13,482,210	–	13,482,210
Germany	–	10,542,696	–	10,542,696
Hong Kong	–	8,194,419	–	8,194,419
India	1,216,620	1,422,415	–	2,639,035
Indonesia	1,779,798	724,327	–	2,504,125
Ireland	1,856,781	–	–	1,856,781
Italy	–	1,087,084	–	1,087,084
Japan	2,543,848	21,009,857	–	23,553,705
Luxembourg	–	2,320	–	2,320
Malaysia	–	1,350,131	–	1,350,131
Mexico	–	846,372	–	846,372
Netherlands	–	4,661,602	–	4,661,602
Norway	–	1,783,603	–	1,783,603
Portugal	–	1,266,997	–	1,266,997
Russia	1,476,975	1,331,157	–	2,808,132
Singapore	–	1,467,735	–	1,467,735
South Korea	–	5,171,727	–	5,171,727
Spain	–	1,052,972	–	1,052,972
Sweden	–	2,757,374	–	2,757,374
Switzerland	–	14,975,722	–	14,975,722
Taiwan	–	2,421,236	–	2,421,236
Turkey	–	2,388,996	–	2,388,996
United Arab Emirates	–	1,735,446	–	1,735,446
United Kingdom	–	42,772,841	–	42,772,841
United States	12,279,965	–	565,087	12,845,052

Total Common Stock	49,751,455	169,850,339	565,087	220,166,881

Preferred Stock	–	128,227	–	128,227
Short-Term Investments	4,174,652	6,396,579	–	10,571,231

Total Investments, at fair value	$53,926,107	$176,375,145	$565,087	$230,866,339

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

92

ING BlackRock Large Cap	PORTFOLIO OF INVESTMENTS
Growth Portfolio	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 18.9%
48,450		Advance Auto Parts, Inc.	3,305,259	1.0
106,200	@	Apollo Group, Inc. - Class A	3,843,378	1.1
96,950	@	Big Lots, Inc.	3,954,591	1.1
125,800		Brinker International, Inc.	4,009,246	1.2
116,550	@	DIRECTV	5,689,971	1.7
124,750		Dish Network Corp. - Class A	3,561,613	1.0
26,800	@	Dollar Tree, Inc.	1,441,840	0.4
87,600		Expedia, Inc.	4,210,932	1.2
218,750		H&R Block, Inc.	3,495,625	1.0
334,150		Interpublic Group of Cos., Inc.	3,625,527	1.1
55,873	@,L	ITT Educational Services, Inc.	3,394,285	1.0
101,050		Macy’s, Inc.	3,471,067	1.0
54,700		Marriott International, Inc.	2,144,240	0.6
91,850		McGraw-Hill Cos., Inc.	4,133,250	1.2
79,400		Nordstrom, Inc.	3,945,386	1.1
59,800		Petsmart, Inc.	4,077,164	1.2
20,600		Polaris Industries, Inc.	1,472,488	0.4
64,950		Time Warner Cable, Inc.	5,332,395	1.5
10,350		TJX Cos., Inc.	444,325	0.1
			65,552,582	18.9

		Consumer Staples: 8.2%
51,700		Coca-Cola Co.	4,042,423	1.2
16,500		Herbalife Ltd.	797,445	0.2
186,750		Kroger Co.	4,330,732	1.2
125,800		Philip Morris International, Inc.	10,977,308	3.2
117,500		Wal-Mart Stores, Inc.	8,192,100	2.4
			28,340,008	8.2

		Energy: 4.9%
47,400		Apache Corp.	4,165,986	1.2
41,250		Chevron Corp.	4,351,875	1.3
217,600	@	Denbury Resources, Inc.	3,287,936	0.9
40,750		ExxonMobil Corp.	3,486,977	1.0
61,850		Marathon Oil Corp.	1,581,505	0.5
			16,874,279	4.9

		Financials: 1.2%
119,650		Discover Financial Services	4,137,497	1.2

		Health Care: 15.4%
131,000		Abbott Laboratories	8,445,570	2.4
68,050		Aetna, Inc.	2,638,299	0.8
115,550		AmerisourceBergen Corp.	4,546,893	1.3
69,150		Bristol-Myers Squibb Co.	2,485,942	0.7
101,050		Cardinal Health, Inc.	4,244,100	1.2

21,650	@	Charles River Laboratories International, Inc.	709,254	0.2
104,150		Eli Lilly & Co.	4,469,076	1.3
144,350		HCA Holdings, Inc.	4,392,570	1.3
23,700	@	Idexx Laboratories, Inc.	2,278,281	0.7
57,750		McKesson Corp.	5,414,063	1.6
44,300	@	Myriad Genetics, Inc.	1,053,011	0.3
111,400		Patterson Cos., Inc.	3,839,958	1.1
31,000		Quest Diagnostics	1,856,900	0.5
63,900		UnitedHealth Group, Inc.	3,738,150	1.1
178,400	@	Warner Chilcott PLC	3,196,928	0.9
			53,308,995	15.4

		Industrials: 13.4%
18,179		3M Co.	1,628,838	0.5
208,400	@	Aecom Technology Corp.	3,428,180	1.0
84,550		Boeing Co.	6,282,065	1.8
91,850		Chicago Bridge & Iron Co. NV	3,486,626	1.0
47,400	@	Copa Holdings S.A.	3,909,552	1.1
228,000		Covanta Holding Corp.	3,910,200	1.1
42,250		Cummins, Inc.	4,094,448	1.2
323,900	@	Delta Airlines, Inc.	3,546,705	1.0
84,500		Ingersoll-Rand PLC	3,564,210	1.0
102,100		KBR, Inc.	2,522,891	0.7
53,650		Lockheed Martin Corp.	4,671,842	1.4
47,400		Parker Hannifin Corp.	3,644,112	1.1
20,600		United Technologies Corp.	1,555,918	0.5
			46,245,587	13.4

		Information Technology: 31.2%
97,000		Accenture PLC	5,828,730	1.7
30,695	@	Advanced Micro Devices, Inc.	175,882	0.1
31,000	@	Alliance Data Systems Corp.	4,185,000	1.2
41,100	@	Apple, Inc.	24,002,400	6.9
340,350	@	Dell, Inc.	4,261,182	1.2
71,200		DST Systems, Inc.	3,866,872	1.1
22,125	@	Google, Inc. - Class A	12,834,049	3.7
80,450		International Business Machines Corp.	15,734,411	4.5
157,800		Lender Processing Services, Inc.	3,989,184	1.2
509,500		Microsoft Corp.	15,585,605	4.5
232,100	@	QLogic Corp.	3,177,449	0.9
316,650		SAIC, Inc.	3,837,798	1.1
251,700	@	Symantec Corp.	3,677,337	1.1
10,350	@	Synopsys, Inc.	304,601	0.1
80,450	@	Western Digital Corp.	2,452,116	0.7
243,350		Western Union Co.	4,098,014	1.2
			108,010,630	31.2

		Materials: 2.8%
18,400		CF Industries Holdings, Inc.	3,564,816	1.0
113,500		International Paper Co.	3,281,285	0.9
27,800		PPG Industries, Inc.	2,950,136	0.9
			9,796,237	2.8

See Accompanying Notes to Financial Statements

1

ING BlackRock Large Cap	PORTFOLIO OF INVESTMENTS
Growth Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

		Telecommunication Services: 1.6%
124,750	Verizon Communications, Inc.	5,543,890	1.6

	Total Common Stock (Cost $309,451,471)	337,809,705	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateralcc(1) : 1.0%
439,385	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $439,392, collateralized by various U.S. Government Agency Obligations, 3.500%- 5.500%, Market Value plus accrued interest $448,173, due 05/01/32-06/01/42)	439,385	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42-02/20/61)	1,000,000	0.3
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.3
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 10/01/14-02/25/44)	1,000,000	0.3
		3,439,385	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
6,492,917	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $6,492,917)	6,492,917	1.9

	Total Short-Term Investments (Cost $9,932,302)	9,932,302	2.9

	Total Investments in
	Securities (Cost $319,383,773)	$ 347,742,007	100.5
	Liabilities in Excess of Other Assets	(1,790,943)	(0.5)

	Net Assets	$ 345,951,064	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $319,990,393.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,139,656
Gross Unrealized Depreciation	(10,388,042)

Net Unrealized Appreciation	$27,751,614

See Accompanying Notes to Financial Statements

2

ING BlackRock Large Cap	PORTFOLIO OF INVESTMENTS
Growth Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$337,809,705	$–	$–	$337,809,705
Short-Term Investments	6,492,917	3,439,385	–	9,932,302

Total Investments, at fair value	$344,302,622	$3,439,385	$–	$347,742,007

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

3

ING Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Financials: 99.4%
32,371	Alexandria Real Estate Equities, Inc.	2,354,019	0.4
101,400	American Campus Communities, Inc.	4,560,972	0.7
66,400	American Tower Corp.	4,642,024	0.7
206,992	AvalonBay Communities, Inc.	29,285,228	4.4
332,896	Boston Properties, Inc.	36,075,940	5.4
293,420	BRE Properties, Inc.	14,676,868	2.2
348,500	CBL & Associates Properties, Inc.	6,809,690	1.0
337,600	Colonial Properties Trust	7,474,464	1.1
338,700	CubeSmart	3,952,629	0.6
781,400	DDR Corp.	11,439,696	1.7
110,857	Digital Realty Trust, Inc.	8,322,035	1.2
529,100	Douglas Emmett, Inc.	12,222,210	1.8
744,900	Duke Realty Corp.	10,905,336	1.6
514,971	Equity Residential	32,113,592	4.8
93,300	Essex Property Trust, Inc.	14,360,736	2.1
129,988	Federal Realty Investment Trust	13,530,451	2.0
1,056,053	General Growth Properties, Inc.	19,103,999	2.9
535,052	HCP, Inc.	23,622,546	3.5
433,000	Health Care Real Estate Investment Trust, Inc.	25,243,900	3.8
281,100	Healthcare Realty Trust, Inc.	6,701,424	1.0
234,147	Highwoods Properties, Inc.	7,879,047	1.2
1,731,168	Host Hotels & Resorts, Inc.	27,387,078	4.1
250,200	Kilroy Realty Corp.	12,112,182	1.8
1,023,478	Kimco Realty Corp.	19,476,786	2.9
242,400	LaSalle Hotel Properties	7,063,536	1.1
386,945	Liberty Property Trust	14,255,054	2.1
384,823	Macerich Co.	22,723,798	3.4
114,700	Pebblebrook Hotel Trust	2,673,657	0.4
269,200	Post Properties, Inc.	13,177,340	2.0
743,284	ProLogis, Inc.	24,699,327	3.7
212,264	Public Storage, Inc.	30,653,044	4.6
498,571	Simon Property Group, Inc.	77,607,562	11.6
281,354	SL Green Realty Corp.	22,575,845	3.4
63,300	Starwood Hotels & Resorts Worldwide, Inc.	3,357,432	0.5
143,698	Tanger Factory Outlet Centers, Inc.	4,605,521	0.7
191,674	Taubman Centers, Inc.	14,789,566	2.2
721,603	UDR, Inc.	18,646,221	2.8
497,795	Ventas, Inc.	31,420,820	4.7

260,433	Vornado Realty Trust	21,871,163	3.3

	Total Common Stock (Cost $493,186,167)	664,372,738	99.4

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
7,802,118	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,802,118)	7,802,118	1.2

	Total Short-Term Investments (Cost $7,802,118)	7,802,118	1.2

	Total Investments in Securities (Cost $500,988,285)	$672,174,856	100.6
	Liabilities in Excess of Other Assets	(3,775,434)	(0.6)

	Net Assets	$668,399,422	100.0

Cost for federal income tax purposes is $526,085,251.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$171,267,719
Gross Unrealized Depreciation	(25,178,114)

Net Unrealized Appreciation	$146,089,605

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

4

ING Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$664,372,738	$–	$–	$664,372,738
Short-Term Investments	7,802,118	–	–	7,802,118

Total Investments, at fair value	$672,174,856	$–	$–	$672,174,856

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

5

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 51.1%
		Consumer Discretionary: 10.6%
1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	1,962,000	0.2
3,000,000	L	Cablevision Systems Corp., 8.000%, 04/15/20	3,255,000	0.4
3,000,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,210,000	0.4
1,000,000		Cablevision Systems Corp., 8.625%, 09/15/17	1,120,000	0.1
1,200,000	#	Caesars Operating Escrow LLC / Caesars Escrow Corp., 8.500%, 02/15/20	1,212,000	0.2
5,867,024		CCH II, LLC / CCH II Capital Corp., 13.500%, 11/30/16	6,556,399	0.8
2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,675,000	0.3
2,000,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17	2,165,000	0.3
2,000,000		Ceridian Corp., 11.250%, 11/15/15	1,930,000	0.2
4,466,250		Chrysler Group LLC - Term Loan B, 6.000%, 05/24/17	4,505,053	0.6
4,300,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,439,750	0.6
1,400,000		CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	1,484,000	0.2
1,786,044	&,L	CityCenter Holdings LLC / CityCenter Finance Corp., 10.750%, 01/15/17	1,978,044	0.2
8,035,944		Clear Channel Communications, Inc., 3.895%, 11/13/15	6,412,435	0.8
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	4,637,500	0.6
1,600,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,752,000	0.2
3,000,000		ClubCorp Club Operations, Inc., 10.000%, 12/01/18	3,195,000	0.4
3,000,000	#	CSC Holdings LLC, 6.750%, 11/15/21	3,210,000	0.4
5,000,000		Cumulus Media, Inc., 7.500%, 03/01/19	5,012,500	0.6

1,300,000	L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,382,875	0.2
750,000		Harrah’s Operating Co., Inc., 11.250%, 06/01/17	822,187	0.1
500,000		KB Home, 6.250%, 06/15/15	497,500	0.1
2,500,000		KB Home, 5.750%, 02/01/14	2,493,750	0.3
3,000,000	#	Landry’s, Inc., 9.375%, 05/01/20	3,063,750	0.4
1,500,000		MGM Resorts International, 10.000%, 11/01/16	1,668,750	0.2
604,041		SuperMedia, Inc., 11.000%, 12/31/15	344,951	0.0
2,068,779		U.S. Investigations Services, Inc., 2.994%, 04/01/15	1,960,168	0.2
2,100,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 8.125%, 12/01/17	2,268,000	0.3
EUR 2,750,000	#	UPC Germany GmbH, 8.125%, 12/01/17	3,741,141	0.5
EUR 1,500,000	#	UPC Germany GmbH, 9.625%, 12/01/19	2,073,842	0.3
2,000,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	2,100,000	0.3
1,900,000		Visant Corp., 10.000%, 10/01/17	1,895,250	0.2
			85,023,845	10.6

		Consumer Staples: 0.7%
1,300,000		Dean Foods Co., 9.750%, 12/15/18	1,456,000	0.2
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,140,000	0.1
800,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	780,000	0.1
2,000,000	L	Supervalu, Inc., 8.000%, 05/01/16	2,035,000	0.3
			5,411,000	0.7

		Energy: 5.8%
1,400,000		Antero Resources Finance Corp., 9.375%, 12/01/17	1,554,000	0.2
1,300,000		Antero Resources Finance Corp., 7.250%, 08/01/19	1,352,000	0.2
1,500,000	L	Arch Coal, Inc., 7.250%, 06/15/21	1,263,750	0.2
1,500,000		ATP Oil & Gas Corp./United States, 11.875%, 05/01/15	705,000	0.1
3,000,000	L	Chesapeake Energy Corp., 6.875%, 11/15/20	2,970,000	0.4
3,300,000		Chesapeake Energy Corp., 6.875%, 08/15/18	3,300,000	0.4

See Accompanying Notes to Financial Statements

6

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (cONTINUED)

6,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	6,150,000	0.8
1,500,000	L	Chesapeake Energy Corp., 6.775%, 03/15/19	1,464,375	0.2
2,000,000		Chesapeake Energy Corp. - TL B, 8.500%, 12/02/17	1,985,000	0.2
1,400,000		Consol Energy, Inc., 8.250%, 04/01/20	1,477,000	0.2
1,500,000		El Paso Corp., 7.750%, 01/15/32	1,695,625	0.2
1,500,000		Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,612,500	0.2
2,500,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	2,593,750	0.3
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	884,538	0.1
2,000,000		Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,165,000	0.3
1,000,000	#	Peabody Energy Corp., 6.250%, 11/15/21	995,000	0.1
1,000,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	997,500	0.1
1,000,000	#,±	Petroplus Finance Ltd., 6.750%, 05/01/14	125,000	0.0
1,500,000	#,±	Petroplus Finance Ltd., 7.000%, 05/01/17	187,500	0.0
1,500,000	#,±	Petroplus Finance Ltd., 9.375%, 09/15/19	187,500	0.0
900,000		Plains Exploration & Production Co., 6.125%, 06/15/19	909,000	0.1
2,600,000	#	Samson Investment Co., 9.750%, 02/15/20	2,590,250	0.3
4,000,000	#	SandRidge Energy, Inc., 8.000%, 06/01/18	4,070,000	0.5
3,200,000		SandRidge Energy, Inc., 9.875%, 05/15/16	3,520,000	0.4
2,000,000		W&T Offshore, Inc., 8.500%, 06/15/19	2,075,000	0.3
			46,829,288	5.8

		Financials: 6.9%
1,000,000		Ally Financial, Inc., 6.250%, 12/01/17	1,057,543	0.1
2,500,000		Ally Financial, Inc., 8.000%, 03/15/20	2,887,500	0.4
1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,575,840	0.2
EUR 900,000	#	Boparan Holdings Ltd., 9.750%, 04/30/18	1,201,595	0.1
GBP 1,000,000	#	Boparan Holdings Ltd., 9.875%, 04/30/18	1,632,707	0.2
10,000,000	#	CIT Group, Inc., 7.000%, 05/02/16	10,037,500	1.3
3,263,243	#	CIT Group, Inc., 7.000%, 05/02/17	3,273,440	0.4
1,500,000	#	Forest City Enterprises, Inc., 4.250%, 08/15/18	1,488,750	0.2

2,000,000		International Lease Finance Corp., 8.875%, 09/01/17	2,265,000	0.3
4,000,000		iStar Financial, Inc. - TL A2, 7.000%, 06/11/14	4,004,000	0.5
12,500,000		JPMorgan Chase & Co., 7.900%, 04/29/49	13,751,200	1.7
2,000,000	#	Liberty Mutual Group, Inc., 10.750%, 06/15/58	2,740,000	0.3
2,000,000	#	M&T Bank Corp., 6.875%, 12/29/49	2,012,236	0.3
1,400,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 08/15/19	1,522,500	0.2
500,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 02/15/21	477,500	0.1
1,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	1,038,750	0.1
1,300,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	1,350,375	0.2
2,500,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	2,550,000	0.3
			54,866,436	6.9

		Health Care: 4.0%
1,479,000		Community Health Systems, Inc., 8.875%, 07/15/15	1,519,672	0.2
800,000		Grifols, Inc., 8.250%, 02/01/18	862,000	0.1
3,000,000		HCA, Inc., 6.500%, 02/15/16	3,247,500	0.4
3,400,000		HCA, Inc., 6.500%, 02/15/20	3,693,250	0.5
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,496,000	0.4
600,000	#	Health Management Associates, Inc., 7. 375%, 01/15/20	641,250	0.1
1,995,000		Kinetic Concepts, Inc. - TL B1, 7.000%, 05/04/18	2,012,955	0.2
1,181,788	#	Tenet Healthcare Corp., 6.250%, 11/01/18	1,229,060	0.1
1,500,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,560,000	0.2
1,255,440	#	Tenet Healthcare Corp., 8.000% , 08/01/20	1,302,519	0.2
5,000,000		Tenet Healthcare Corp., 9.250%, 02/01/15	5,587,500	0.7

See Accompanying Notes to Financial Statements

7

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (cONTINUED)

2,750,000		Tenet Healthcare Corp., 10.000%, 05/01/18	3,162,500	0.4
500,000		Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	507,500	0.1
3,200,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,288,000	0.4
			32,109,706	4.0

		Industrials: 3.3%
1,600,000	#,L	Abengoa Finance SAU, 8.875%, 11/01/17	1,424,000	0.2
3,300,000	#,±	American Airlines, Inc., 7.500%, 03/15/16	3,135,000	0.4
1,100,000	#	CEVA Group PLC, 8.375%, 12/01/17	1,072,500	0.1
3,600,000	#	CEVA Group PLC, 11.500%, 04/01/18	3,312,000	0.4
1,000,000	#,L	CEVA Group PLC, 12.750%, 03/31/20	897,500	0.1
2,500,000		CHC Helicopter SA, 9.250%, 10/15/20	2,456,250	0.3
2,000,000		Halcon Resources Corp, 0.975%, 07/15/20	1,972,920	0.2
1,000,000		HD Supply, Inc., 7.250%, 10/05/17	1,005,000	0.1
1,000,000		Manitowoc Co., Inc., 9.500%, 02/15/18	1,100,000	0.2
2,500,000		Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	2,450,000	0.3
2,200,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	2,398,000	0.3
4,000,000	L	Terex Corp., 8.000%, 11/15/17	4,170,000	0.5
1,100,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	1,163,250	0.2
			26,556,420	3.3

		Information Technology: 7.8%
6,100,000		CDW LLC / CDW Finance Corp., 8.500%, 04/01/19	6,527,000	0.8
750,000		CDW LLC / CDW Finance Corp., 12.535%, 10/12/17	817,500	0.1
2,742,365		First Data Corp., 5.245%, 03/23/17	2,616,389	0.3
4,179,000	#	First Data Corp., 8.250%, 01/15/21	4,199,895	0.5
3,187,000	#,&	First Data Corp., 8.750%, 01/15/22	3,226,837	0.4
500,000	L	First Data Corp., 9.875%, 09/24/15	508,750	0.1
2,500,000	&	First Data Corp., 10.550%, 09/24/15	2,568,750	0.3
8,500,000	L	First Data Corp., 11.250%, 03/31/16	8,053,750	1.0

6,400,000		First Data Corp., 12.625%, 01/15/21	6,440,000	0.8
3,276,964		First Data Corp. - Term Loan B-3, 4.245%, 09/24/14	3,151,774	0.4
2,500,000	L	Freescale Semiconductor, Inc., 8.050%, 02/01/20	2,481,250	0.3
3,000,000	#	Freescale Semiconductor, Inc., 9.250%, 04/15/18	3,225,000	0.4
333,000		Freescale Semiconductor, Inc., 10.125%, 12/15/16	352,147	0.1
4,426,000	#	Freescale Semiconductor, Inc., 10.125%, 03/15/18	4,857,535	0.6
5,980,000	L	Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,458,400	0.8
600,000	#	Lawson Software, Inc., 9.375%, 04/01/19	643,500	0.1
2,000,000		Sophia L.P. TL B, 6.250%, 07/31/18	2,015,626	0.3
800,000		SRA International, Inc., 11.000%, 10/01/19	808,000	0.1
1,242,857		SRA International, Inc. - TL B, 6.500%, 07/07/18	1,204,795	0.2
17,143		SRA International, Inc. - TL C, 6.500%, 07/07/18	16,618	0.0
800,000		SunGard Data Systems, Inc., 10.250%, 08/15/15	826,000	0.1
1,000,000	L	SunGard Data Systems, Inc., 7.625%, 11/15/20	1,070,000	0.1
			62,069,516	7.8

		Materials: 3.7%
1,000,000		Berry Plastics Corp., 9.750%, 01/15/21	1,092,500	0.1
1,400,000		Cemex SAB de CV, 3.250%, 03/15/16	1,195,250	0.1
805,000		Cemex SAB de CV, 3.750%, 03/15/18	677,206	0.1
4,000,000	#,L	Cemex SAB de CV, 9.000%, 01/11/18	3,590,000	0.4
3,000,000	#	Dynacast International LLC / Dynacast Finance, Inc., 9.250%, 07/15/19	3,127,500	0.4
1,500,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,520,625	0.2
600,000	#,L	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	615,000	0.1
2,000,000	#	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,130,000	0.3
3,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	3,075,000	0.4
EUR 3,220,000	#	Ineos Group Holdings PLC, 7.875%, 02/15/16	3,555,366	0.4

See Accompanying Notes to Financial Statements

8

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (cONTINUED)

1,800,000	#	Inmet Mining Corp., 8.750%, 06/01/20	1,791,000	0.2
EUR 2,500,000	#	Kerling PLC, 10.625%, 02/01/17	2,799,924	0.4
EUR 1,800,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	2,317,768	0.3
2,500,000	#,L	Molycorp, Inc., 10.000%, 06/01/20	2,487,500	0.3
			29,974,639	3.7

		Telecommunication Services: 2.1%
4,500,000		Cricket Communications, Inc., 7.750%, 10/15/20	4,320,000	0.5
900,000		Frontier Communications Corp., 8.500%, 04/15/20	958,500	0.1
1,500,000	L	Frontier Communications Corp., 9.250%, 07/01/21	1,620,000	0.2
3,500,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	3,920,000	0.5
1,000,000	#	Sprint Nextel Corp., 9.125%, 03/01/17	1,052,500	0.1
3,500,000	#,L	Sprint Nextel Corp., 11.500%, 11/15/21	3,911,250	0.5
GBP 800,000		Virgin Media Secured Finance PLC, 7.000%, 01/15/18	1,350,018	0.2
			17,132,268	2.1

		Utilities: 6.2%
1,000,000	#	Calpine Corp., 7.500%, 02/15/21	1,085,000	0.1
1,000,000	#	Calpine Corp., 7.875%, 01/15/23	1,095,000	0.2
800,000	#	Calpine Corp., 7.875%, 07/31/20	886,000	0.1
7,000,000	±	Dynegy Holdings, Inc., 7.500%, 06/01/15	4,725,000	0.6
2,500,000	±	Dynegy Holdings, Inc., 7.750%, 06/01/19	1,687,500	0.2
1,500,000	±	Dynegy Holdings, Inc., 8.375%, 05/01/16	1,020,000	0.1
1,741,250		Dynegy Midwest Gen LLC Term First, 9.404%, 08/04/16	1,784,781	0.2
3,233,750		Dynegy Power LLC, 9.404%, 08/04/16	3,338,847	0.4
1,500,000	#	Intergen NV, 9.000%, 06/30/17	1,477,500	0.2
2,000,000		GenOn Energy, Inc., 7.625%, 06/15/14	2,050,000	0.3
4,600,000		GenOn Energy, Inc., 7.875%, 06/15/17	4,301,000	0.5
2,000,000		Sabine Pass LNG LP, 7.250%, 11/30/13	2,080,000	0.3
2,500,000		Sabine Pass LNG LP, 7.500%, 11/30/16	2,637,500	0.3
397,715	&	Texas Competitive Electric Holdings Co., LLC, 10.500%, 11/01/16	75,069	0.0

11,542,971		Texas Competitive Electric Holdings Co. LLC - TL, 4.741%, 10/10/17	6,924,675	0.9
2,000,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	1,375,000	0.2
6,860,000		Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 15.000%, 04/01/21	2,366,700	0.3
10,878,053		Texas Competitive Electric Holdings Co. LLC, 4.741%, 10/10/17	6,525,787	0.8
15,000,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	3,937,500	0.5
			49,372,859	6.2

	Total Corporate Bonds/Notes (Cost $419,418,625)		409,345,977	51.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
2,807,035	#	Banc of America Large Loan, Inc., 1.992%, 11/15/15	2,661,211	0.3

	Total Collateralized Mortgage Obligations (Cost $2,550,292)		2,661,211	0.3

STRUCTURED PRODUCTS: 0.3%
		Materials: 0.3%
50,000	#,@,Z	Newmont Mining Corp. Equity Linked Note (Counterpary: UBS Warburg AG), 8.000%, 09/14/12	2,470,600	0.3

	Total Structured Products (Cost $3,165,000)		2,470,600	0.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: 38.9%
		Consumer Discretionary: 0.9%
110,000		Comcast Corp. – Class A	3,516,700	0.5
122,564	@,L	Dex One Corp.	114,597	0.0
120,000	@	General Motors Co.	–	–
3,070	@	Motors Liquidation Co. GUC Trust	37,608	0.0
60,100		Target Corp.	3,497,219	0.4
			7,166,124	0.9

		Consumer Staples: 1.1%
150,000		Diageo PLC	3,866,238	0.5
73,900		PepsiCo, Inc.	5,221,774	0.6
			9,088,012	1.1

		Energy: 6.6%
15,000	@	Alpha Natural Resources, Inc.	130,650	0.0

See Accompanying Notes to Financial Statements

9

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (cONTINUED)

150,000		BP PLC ADR	6,081,000	0.8
108,753	@	Callon Petroleum Co.	463,288	0.1
365,000		Canadian Oil Sands Ltd.	7,069,836	0.9
100,000	L	Chesapeake Energy Corp.	1,860,000	0.2
25,000		Chevron Corp.	2,637,500	0.3
160,000		ConocoPhillips	8,940,800	1.1
106,235		ExxonMobil Corp.	9,090,529	1.1
80,000	@	Phillips 66	2,659,200	0.3
75,000		Royal Dutch Shell PLC - Class A ADR	5,057,250	0.6
35,000		Schlumberger Ltd.	2,271,850	0.3
80,000		Spectra Energy Corp.	2,324,800	0.3
50,000		Total SA ADR ADR	2,247,500	0.3
150,000	@	Weatherford International Ltd.	1,894,500	0.3
			52,728,703	6.6

		Financials: 5.5%
239,184		Banco Santander Central Hispano S.A.	1,582,266	0.2
550,000		Bank of America Corp.	4,499,000	0.6
377,700		Barclays PLC	965,116	0.1
20,100		Blackrock, Inc.	3,413,382	0.4
54,800	@	CIT Group, Inc.	1,953,072	0.2
46,507		Citigroup, Inc.	1,274,757	0.2
206,547	@	Federal National Mortgage Association	52,670	0.0
500,000		HSBC Holdings PLC	4,405,908	0.6
200,000		JPMorgan Chase & Co.	7,146,000	0.9
40,000		M&T Bank Corp.	3,302,800	0.4
120,100		QBE Insurance Group Ltd.	1,659,870	0.2
365,500		Wells Fargo & Co.	12,222,320	1.5
635,200	L	Westfield Retail Trust	1,863,162	0.2
			44,340,323	5.5

		Health Care: 7.0%
150,000		Johnson & Johnson	10,134,000	1.3
410,200		Merck & Co., Inc.	17,125,850	2.1
378,100		Pfizer, Inc.	8,696,300	1.1
92,800		Roche Holding AG - Genusschein	16,029,623	2.0
115,000		Sanofi-Aventis SA ADR	4,344,700	0.5
			56,330,473	7.0

		Industrials: 1.3%
8,400		Caterpillar, Inc.	713,244	0.1
469,500		General Electric Co.	9,784,380	1.2
			10,497,624	1.3

		Information Technology: 1.1%
50,000		Corning, Inc.	646,500	0.1
300,000		Intel Corp.	7,995,000	1.0
			8,641,500	1.1

		Materials: 1.3%
110,000		Barrick Gold Corp.	4,132,700	0.5
60,000		BHP Billiton PLC	1,705,341	0.2
50,000		Dow Chemical Co.	1,575,000	0.2
50,000		LyondellBasell Industries NV	2,013,500	0.3
20,000		Nucor Corp.	758,000	0.1
			10,184,541	1.3

		Telecommunication Services: 2.6%
275,000		AT&T, Inc.	9,806,500	1.2
50,000		CenturyTel, Inc.	1,974,500	0.2
100,000	L	Frontier Communications Corp.	383,000	0.1
51,900		SK Telecom Co., Ltd. ADR	627,990	0.1
2,750,000		Vodafone Group PLC	7,729,558	1.0
			20,521,548	2.6

		Telecommunications: 0.6%
54,300		France Telecom S.A.	713,960	0.1
800,000		Telstra Corp., Ltd.	3,031,134	0.4
51,666		Vivendi	960,002	0.1
			4,705,096	0.6

		Utilities: 10.9%
53,000		AGL Resources, Inc.	2,053,750	0.3
150,000		American Electric Power Co., Inc.	5,985,000	0.8
18,800		Dominion Resources, Inc.	1,015,200	0.1
200,000		Duke Energy Corp.	4,612,000	0.6
170,000	@	Dynegy, Inc.	99,450	0.0
85,000		Entergy Corp.	5,770,650	0.7
150,000		Exelon Corp.	5,643,000	0.7
70,000		FirstEnergy Corp.	3,443,300	0.4
117,430		NextEra Energy, Inc.	8,080,358	1.0
200,000		Pacific Gas & Electric Co.	9,054,000	1.1
100,000		Pinnacle West Capital Corp.	5,174,000	0.7
68,400		PPL Corp.	1,902,204	0.2
120,000		Progress Energy, Inc.	7,220,400	0.9
175,000		Public Service Enterprise Group, Inc.	5,687,500	0.7
105,000		Sempra Energy	7,232,400	0.9
125,000		Southern Co.	5,787,500	0.7
162,000		TECO Energy, Inc.	2,925,720	0.4
200,000		Xcel Energy, Inc.	5,682,000	0.7
			87,368,432	10.9

	Total Common Stock (Cost $315,574,985)		311,572,376	38.9

PREFERRED STOCK: 4.6%
		Consumer Discretionary: 0.1%
30,000	@	General Motors Co.	996,000	0 .1

		Energy: 0.7%
3,500	#,@	Chesapeake Energy Corp.	2,988,125	0.4
25,000	@	SandRidge Energy, Inc.	2,587,500	0.3
			5,575,625	0.7

		Financials: 3.6%
1,839	#,@,P	Ally Financial, Inc.	1,638,492	0.2
9,300	@	Bank of America Corp.	9,067,500	1.1
40,000	@	Citigroup, Inc.	3,422,400	0.4
50	@,P	Fannie Mae	182,499	0.0
100,000	@,P	Federal National Mortgage Association - Series Q	180,000	0.0
194,460	@,P	Federal National Mortgage Association - Series R	256,687	0.1

See Accompanying Notes to Financial Statements

10

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

96,100	@,P	Federal National Mortgage Association - Series S	156,643	0.0
90,000	@	Felcor Lodging Trust, Inc.	2,370,942	0.3
191,500	@,P	Federal Home Loan Mortgage Corp.	415,555	0.1
40,000	@	MetLife, Inc.	2,474,800	0.3
8,000	@	Wells Fargo & Co.	9,000,000	1.1
			29,165,518	3.6

		Materials: 0.2%
33,000	@	AngloGold Ashanti Ltd.	1,359,600	0.2

	Total Preferred Stock (Cost $52,657,772)		37,096,743	4.6

WARRANTS: 0.1%
		Consumer Discretionary: 0.1%
25,281	@	Charter Communications, Inc.	669,947	0.1
11,118 11,118	@ @	General Motors Co. General Motors Co.	75,380 122,520	0.0 0.0

	Total Warrants (Cost $10,331,270)		867,847	0.1

	Total Long-Term Investments (Cost $803,697,944)		764,014,754	95.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
		U.S. Government Agency Obligations: 0.4%
3,525,000	Z	Federal Home Loan Bank Discount Notes, 0.120%, 07/02/12 (Cost $3,525,000)	3,525,000	0.4

		Securities Lending Collateralcc(1) : 3.7%
6,953,968		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $6,954,099, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%- 6.000%, Market Value plus accrued interest $7,093,047, due 04/20/61-05/15/42)	6,953,968	0.9

6,953,968	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $6,954,082, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $7,093,047, due 07/01/42-02/20/61)	6,953,968	0.9
6,953,968	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $6,954,054, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $7,093,054, due 06/15/15)	6,953,968	0.8
6,953,968	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $6,954,111, collateralized by various U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $7,093,047, due 10/01/14-02/25/44)	6,953,968	0.9
1,463,994	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,464,018, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,493,274, due 07/01/21-04/01/42)	1,463,994	0.2
		29,279,866	3.7
	Total Short-Term Investments (Cost $32,804,866)	32,804,866	4.1

	Total Investments in Securities (Cost $836,502,810)	$ 796,819,620	99.4
	Assets in Excess of Other Liabilities	4,856,830	0.6

	Net Asslets	$ 801,676,450	100.0

See Accompanying Notes to Financial Statements

11

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $837,165,212.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$72,508,292
Gross Unrealized Depreciation	(112,853,884)

Net Unrealized Depreciation	$(40,345,592)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$7,166,124	$–	$–	$7,166,124
Consumer Staples	5,221,774	3,866,238	–	9,088,012
Energy	52,728,703	–	–	52,728,703
Financials	33,864,001	10,476,322	–	44,340,323
Health Care	40,300,850	16,029,623	–	56,330,473
Industrials	10,497,624	–	–	10,497,624
Information Technology	8,641,500	–	–	8,641,500
Materials	8,479,200	1,705,341	–	10,184,541
Telecommunication Services	12,791,990	7,729,558	–	20,521,548
Telecommunications	–	4,705,096	–	4,705,096
Utilities	87,368,432	–	–	87,368,432

Total Common Stock	267,060,198	44,512,178	–	311,572,376

Preferred Stock	14,010,400	23,086,343	–	37,096,743
Warrants	867,847	–	–	867,847
Corporate Bonds/Notes	–	409,345,977	–	409,345,977
Collateralized Mortgage Obligations	–	2,661,211	–	2,661,211
Structured Products	–	2,470,600	–	2,470,600
Short-Term Investments	–	32,804,866	–	32,804,866

Total Investments, at fair value	$281,938,445	$514,881,175	$–	$796,819,620

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

12

ING Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

13

ING Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 87.7%
		Consumer Discretionary: 8.8%
351,622		British Sky Broadcasting PLC	3,833,337	0.8
119,348		CBS Corp. - Class B	3,912,227	0.9
27,995		Comcast Corp. – Special Class A	879,043	0.2
279,328	@	DaimlerChrysler Escrow	33,519	0.0
558,613	@	DaimlerChrysler Escrow	67,034	0.1
558,617	@	DaimlerChrysler Escrow	67,034	0.0
163,180	@	General Motors Co.	3,217,910	0.7
59,450		Kohl’s Corp.	2,704,381	0.6
87,171		Mattel, Inc.	2,827,827	0.6
303,364		News Corp. - Class B	6,831,757	1.5
440,822	@,X	Prime AET&D Holdings	–	–
592,520		Reed Elsevier PLC	4,749,124	1.1
91,069		Time Warner Cable, Inc.	7,476,765	1.7
54,265		Viacom - Class B	2,551,540	0.6
			39,151,498	8.8

		Consumer Staples: 19.4%
171,012		Altria Group, Inc.	5,908,465	1.3
69,564		Avon Products, Inc.	1,127,632	0.3
82		British American Tobacco PLC ADR	8,374	0.0
255,198		British American Tobacco PLC	12,974,228	2.9
102,740		Coca-Cola Enterprises, Inc.	2,880,830	0.7
202,919		CVS Caremark Corp.	9,482,405	2.1
101,922		Dr Pepper Snapple Group, Inc.	4,459,088	1.0
111,798		General Mills, Inc.	4,308,695	1.0
207,702		Imperial Tobacco Group PLC	8,002,371	1.8
261,473		Kraft Foods, Inc.	10,098,087	2.3
236,018		Kroger Co.	5,473,257	1.2
30,575		Lorillard, Inc.	4,034,371	0.9
66,599		Pernod-Ricard S.A.	7,121,588	1.6
37,135		Philip Morris International, Inc.	3,240,400	0.7
51,923		Reynolds American, Inc.	2,329,785	0.5
71,121		Walgreen Co.	2,103,759	0.5
40,961		Wal-Mart Stores, Inc.	2,855,801	0.6
			86,409,136	19.4

		Energy: 10.4%
67,659		Apache Corp.	5,946,549	1.3
112,840		Baker Hughes, Inc.	4,637,724	1.0
396,030		BP PLC	2,644,761	0.6
143,970		Consol Energy, Inc.	4,353,653	1.0
36,835	@	Ensco PLC	1,730,140	0.4
271,043		Marathon Oil Corp.	6,930,569	1.6
77,700		Marathon Petroleum Corp.	3,490,284	0.8
56,464		Murphy Oil Corp.	2,839,575	0.6
232,719		Royal Dutch Shell PLC	7,854,442	1.7
92,015		Transocean Ltd.	4,115,831	0.9

40,397		Williams Cos., Inc.	1,164,242	0.3
40,396	@	WPX Energy, Inc.	653,607	0.2
			46,361,377	10.4

		Financials: 15.5%
86,716		ACE Ltd.	6,428,257	1.4
9,488		Alexander’s, Inc.	4,090,372	0.9
12,350	@	Alleghany Corp.	4,195,912	0.9
190,968	@	American International Group, Inc.	6,128,163	1.4
166,554		Barclays PLC	425,586	0.1
49,872	#,@	Bond Street Holdings, LLC	960,036	0.2
454,259	@	Canary Wharf Group PLC	1,644,840	0.4
47,564	@	CIT Group, Inc.	1,695,181	0.4
86,552		Citigroup, Inc.	2,372,390	0.5
98,875		CNO Financial Group, Inc.	771,225	0.2
39,912		Deutsche Boerse AG	2,153,299	0.5
51,610	@	Forestar Real Estate Group, Inc.	661,124	0.1
47,924	@	Guaranty Bancorp	101,120	0.0
68,390		JPMorgan Chase & Co.	2,443,575	0.6
34,918		KB Financial Group, Inc.	1,140,663	0.3
83,649		Metlife, Inc.	2,580,572	0.6
240,940		Morgan Stanley	3,515,315	0.8
77,412		NYSE Euronext	1,980,199	0.4
122,450		PNC Financial Services Group, Inc.	7,482,920	1.7
191,125	@	UBS AG - Reg	2,236,579	0.5
73,364		Wells Fargo & Co.	2,453,292	0.6
20,198	@	White Mountains Insurance Group Ltd.	10,538,306	2.4
12,332	@	Zurich Financial Services AG	2,788,561	0.6
			68,787,487	15.5

		Health Care: 12.0%
52,179		Amgen, Inc.	3,811,154	0.9
508,940	@	Boston Scientific Corp.	2,885,690	0.6
103,894		Cigna Corp.	4,571,336	1.0
63,300	@	Community Health Systems, Inc.	1,774,299	0.4
114,843		Coventry Health Care, Inc.	3,650,859	0.8
37,073		Eli Lilly & Co.	1,590,803	0.4
61,331	@	Hospira, Inc.	2,145,358	0.5
162,398		Medtronic, Inc.	6,289,675	1.4
312,712		Merck & Co., Inc.	13,055,726	2.9
354,044		Pfizer, Inc.	8,143,012	1.8
554,580	@	Tenet Healthcare Corp.	2,905,999	0.7
68,860		Teva Pharmaceutical Industries Ltd. ADR	2,715,838	0.6
			53,539,749	12.0

		Industrials: 5.3%
681		AP Moller - Maersk A/S - Class B	4,465,675	1.0
104,423	@	Federal Signal Corp.	609,830	0.1
73,725	@	Gencorp, Inc.	479,950	0.1
19,620		Goodrich Corp.	2,489,778	0.6
77,388	@	Huntington Ingalls Industries, Inc.	3,114,093	0.7
95,084	@	Oshkosh Truck Corp.	1,992,010	0.4

See Accompanying Notes to Financial Statements

14

ING Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

122,333	@	Owens Corning, Inc.	3,491,384	0.8
74,544		Raytheon Co.	4,218,445	1.0
42,261		Stanley Black & Decker, Inc.	2,719,918	0.6
			23,581,083	5.3

		Information Technology: 7.7%
285,306		Cisco Systems, Inc.	4,898,704	1.1
5,529	@	Google, Inc. - Class A	3,207,207	0.7
348,591		Microsoft Corp.	10,663,399	2.4
10,370		Nintendo Co., Ltd.	1,211,019	0.3
95,860	@	Research In Motion Ltd.	708,405	0.1
211,102	@	Symantec Corp.	3,084,200	0.7
119,862	@	TE Connectivity Ltd.	3,824,796	0.9
845,342		Xerox Corp.	6,652,842	1.5
			34,250,572	7.7

		Materials: 3.2%
19,447		Domtar Corp.	1,491,779	0.3
201,748		International Paper Co.	5,832,535	1.3
19,612		Linde AG	3,054,393	0.7
53,357		MeadWestvaco Corp.	1,534,014	0.4
136,698		ThyssenKrupp AG	2,226,768	0.5
			14,139,489	3.2

		Telecommunication Services: 2.1%
1,216,963		Cable & Wireless Communications PLC	566,981	0.1
3,145,044		Vodafone Group PLC	8,839,928	2.0
			9,406,909	2.1

		Utilities: 3.3%
177,712		E.ON AG	3,840,210	0.9
27,946		Entergy Corp.	1,897,254	0.4
103,444		Exelon Corp.	3,891,563	0.9
92,946		Gaz de France	2,216,566	0.5
161,533	@	NRG Energy, Inc.	2,804,213	0.6
			14,649,806	3.3

	Total Common Stock (Cost $372,163,047)		390,277,106	87.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 4.9%
		Consumer Discretionary: 1.4%
597,890		Clear Channel Communications, Inc., 3.895%, 01/29/16	463,489	0.1
507,881		Clear Channel Communications, Inc., 3.895%, 01/29/16	391,069	0.1
2,992,169		Clear Channel Communications, Inc., 3.895%, 01/29/16	2,387,658	0.5
260,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	227,500	0.0
1,090,000	&	Clear Channel Communications, Inc., 11.000%, 08/01/16	681,250	0.2
264,000		Tribune Co., 06/04/14	172,755	0.0
3,233,000		Tribune Co., 06/04/14	2,161,690	0.5
			6,485,411	1.4

		Financials: 1.6%
236,426		Capmark Financial Group, Inc., 9.000%, 09/30/15	237,756	0.1
1,605,000		iStar Financial, Inc., 0.961%, 10/01/12	1,599,061	0.4
76,942		iStar Financial, Inc., 5.250%, 03/19/16	76,685	0.0
152,698		iStar Financial, Inc., 5.000%, 06/28/13	152,530	0.0
289,000		iStar Financial, Inc., 7.000%, 03/19/17	289,722	0.1
169,000		iStar Financial, Inc., 7.000%, 06/30/14	169,169	0.0
148,419		Realogy Corp., 2.250%, 10/10/16	140,535	0.0
186,358		Realogy Corp., 3.493%, 10/10/13	160,734	0.0
2,359,949		Realogy Corp., 4.491%, 10/10/16	2,234,577	0.5
467,000	#	Realogy Corp., 7.875%, 02/15/19	458,828	0.1
216,000	#	Realogy Corp., 9.000%, 01/15/20	223,560	0.1
320,000		Realogy Corp., 11.500%, 04/15/17	304,800	0.1
515,000		Realogy Corp., 13.500%, 10/15/17	529,806	0.1
433,299		Realogy Corp., 10/10/13	373,721	0.1
1,216,000	±,X	Tropicana Entertainment, LLC, 9.625%, 12/15/14	–	–
			6,951,484	1.6

		Utilities: 1.9%
33,000		Calpine Corp. Escrow	–	–
49,000		Calpine Corp. Escrow	–	–
97,000		Calpine Corp. Escrow	–	–
720,000	#	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 11.750%, 03/01/22	739,800	0.2
1,265,000		NRG Energy, Inc., 7.375%, 01/15/17	1,318,763	0.3
6,400,233		Texas Competitive Electric Holdings Co. LLC, 4.746%, 10/10/17	3,839,525	0.9
3,208,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	2,205,500	0.5
826,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	216,825	0.0
			8,320,413	1.9

Total Corporate Bonds/Notes (Cost $25,648,737)	21,757,308	4.9

Total Long-Term Investments (Cost $397,811,784)	412,034,414	92.6

See Accompanying Notes to Financial Statements

15

PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)
ING Franklin Mutual Shares Portfolio

SHORT-TERM INVESTMENTS: 5.5%
		U.S. Government Agency Obligations: 2.3%
10,300,000	Z	Federal Home Loan Bank Discount Notes, 0.120%, 07/02/12 (Cost $10,300,000)	10,300,000	2.3

		U.S. Treasury Bills: 2.7%
4,000,000		United States Treasury Bill, 0.050%, 08/09/12	3,999,795	0.9
3,000,000		United States Treasury Bill, 0.040%, 07/05/12	2,999,982	0.7
5,000,000		United States Treasury Bill, 0.080%, 09/27/12	4,999,005	1.1

			11,998,782	2.7

		U.S. Treasury Obligations: 0.5%
2,000,000		United States Treasury Bill, 0.100%, 10/11/12 (Cost $1,999,496)	1,999,496	0.5

	Total Short-Term Investments (Cost $24,298,278)		24,298,278	5.5

	Total Investments in Securities (Cost $422,110,062)		$436,332,692	98.1
	Assets in Excess of Other Liabilities		8,609,152	1.9

	Net Assets		$444,941,844	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $422,834,596.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$57,037,793
Gross Unrealized Depreciation	(43,539,697)

Net Unrealized Appreciation	$13,498,096

See Accompanying Notes to Financial Statements

16

ING Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$30,401,450	$8,582,461	$167,587	$39,151,498
Consumer Staples	58,310,949	28,098,187	–	86,409,136
Energy	35,862,174	10,499,203	–	46,361,377
Financials	57,437,923	11,349,564	–	68,787,487
Health Care	53,539,749	–	–	53,539,749
Industrials	19,115,408	4,465,675	–	23,581,083
Information Technology	33,039,553	1,211,019	–	34,250,572
Materials	8,858,328	5,281,161	–	14,139,489
Telecommunication Services	–	9,406,909	–	9,406,909
Utilities	8,593,030	6,056,776	–	14,649,806

Total Common Stock	305,158,564	84,950,955	167,587	390,277,106

Corporate Bonds/Notes	–	21,757,308	–	21,757,308
Short-Term Investments	–	24,298,278	–	24,298,278

Total Investments, at fair value	$305,158,564	$131,006,541	$167,587	$436,332,692

Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,396,248	–	1,396,248

Total Assets	$305,158,564	$132,402,789	$167,587	$437,728,940

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(223,574)	$–	$(223,574)

Total Liabilities	$–	$(223,574)	$–	$(223,574)

^	See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Swiss Franc	22,856	Buy	08/10/12	$23,669	$24,105	$436
Bank of America	Swiss Franc	16,470	Buy	08/10/12	17,771	17,370	(401)
Bank of America	EU Euro	259,000	Buy	07/17/12	339,505	327,810	(11,695)
Bank of America	EU Euro	112,823	Buy	07/17/12	149,889	142,796	(7,093)
Bank of America	Swiss Franc	81,800	Buy	08/10/12	89,477	86,270	(3,207)
Barclays Bank PLC	EU Euro	44,260	Buy	07/17/12	54,829	56,019	1,190
Barclays Bank PLC	EU Euro	182,753	Buy	07/17/12	240,014	231,306	(8,708)
Barclays Bank PLC	Swiss Franc	29,452	Buy	08/10/12	31,239	31,062	(177)
Barclays Bank PLC	EU Euro	86,374	Buy	07/17/12	114,514	109,321	(5,193)
Barclays Bank PLC	EU Euro	144,989	Buy	07/17/12	191,053	183,509	(7,544)
Barclays Bank PLC	EU Euro	157,546	Buy	07/17/12	208,005	199,402	(8,603)
Credit Suisse First
Boston	Swiss Franc	20,999	Buy	08/10/12	21,814	22,146	332
Deutsche Bank AG	EU Euro	40,680	Buy	07/17/12	50,398	51,487	1,089
Deutsche Bank AG	EU Euro	206,877	Buy	07/17/12	263,482	261,838	(1,644)
Deutsche Bank AG	EU Euro	422,200	Buy	07/17/12	536,532	534,368	(2,164)

See Accompanying Notes to Financial Statements

17

ING Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Deutsche Bank AG	Swiss Franc	35,972	Buy	08/10/12	37,321	37,938	617
Deutsche Bank AG	EU Euro	543,300	Buy	07/17/12	711,073	687,641	(23,432)
Deutsche Bank AG	EU Euro	429,000	Buy	07/17/12	563,835	542,975	(20,860)
Deutsche Bank AG	EU Euro	174,868	Buy	07/17/12	230,496	221,327	(9,169)
Deutsche Bank AG	EU Euro	276,400	Buy	07/17/12	361,662	349,833	(11,829)
Deutsche Bank AG	EU Euro	84,616	Buy	07/17/12	110,585	107,097	(3,488)
Deutsche Bank AG	EU Euro	225,645	Buy	07/17/12	299,769	285,593	(14,176)
Deutsche Bank AG	Swiss Franc	87,000	Buy	08/10/12	94,847	91,755	(3,092)
Deutsche Bank AG	EU Euro	432,439	Buy	07/17/12	572,722	547,327	(25,395)
Deutsche Bank AG	Swiss Franc	56,912	Buy	08/10/12	62,235	60,021	(2,214)
Deutsche Bank AG	Japanese Yen	1,813,900	Buy	10/22/12	22,880	22,730	(150)
Deutsche Bank AG	Japanese Yen	1,800,000	Buy	10/22/12	22,478	22,556	78
Deutsche Bank AG	Swiss Franc	65,500	Buy	08/10/12	72,867	69,080	(3,787)
Deutsche Bank AG	Japanese Yen	3,437,703	Buy	10/22/12	42,796	43,079	283
HSBC	EU Euro	174,613	Buy	07/17/12	216,834	221,003	4,169
HSBC	EU Euro	44,260	Buy	07/17/12	54,852	56,019	1,167
HSBC	Swiss Franc	16,469	Buy	08/10/12	17,770	17,369	(401)
HSBC	EU Euro	84,616	Buy	07/17/12	110,585	107,097	(3,488)
HSBC	Japanese Yen	2,820,639	Buy	10/22/12	35,414	35,346	(68)
HSBC	Japanese Yen	3,129,100	Buy	10/22/12	38,608	39,211	603
State Street Bank	EU Euro	519,600	Buy	07/17/12	672,762	657,644	(15,118)
State Street Bank	EU Euro	150,589	Buy	07/17/12	197,991	190,596	(7,395)

							$(190,527)

Bank of America	EU Euro	60,046	Sell	07/17/12	$76,145	$75,999	$146
Bank of America	Swiss Franc	48,700	Sell	08/10/12	51,597	51,362	235
Bank of America	Swiss Franc	991,608	Sell	08/10/12	1,088,125	1,045,799	42,326
Barclays Bank PLC	EU Euro	60,046	Sell	07/17/12	76,085	75,999	86
Barclays Bank PLC	British Pound	84,614	Sell	08/16/12	131,650	132,502	(852)
Barclays Bank PLC	EU Euro	173,509	Sell	07/17/12	227,879	219,607	8,272
Barclays Bank PLC	EU Euro	168,787	Sell	07/17/12	221,055	213,630	7,425
Credit Suisse First
Boston	EU Euro	240,182	Sell	07/17/12	303,878	303,992	(114)
Credit Suisse First
Boston	British Pound	291,201	Sell	08/16/12	456,901	456,011	890
Deutsche Bank AG	EU Euro	60,046	Sell	07/17/12	76,175	75,998	177
Deutsche Bank AG	EU Euro	172,132	Sell	07/17/12	217,019	217,863	(844)
Deutsche Bank AG	EU Euro	488,093	Sell	07/17/12	615,519	617,767	(2,248)
Deutsche Bank AG	EU Euro	70,178	Sell	07/17/12	88,923	88,823	100
Deutsche Bank AG	British Pound	343,000	Sell	08/16/12	539,522	537,126	2,396
Deutsche Bank AG	Swiss Franc	26,454	Sell	08/10/12	27,791	27,900	(109)
Deutsche Bank AG	EU Euro	51,791	Sell	07/17/12	68,034	65,551	2,483
Deutsche Bank AG	EU Euro	84,394	Sell	07/17/12	110,505	106,815	3,690
Deutsche Bank AG	Swiss Franc	39,320	Sell	08/10/12	42,827	41,468	1,359
Deutsche Bank AG	Swiss Franc	1,028,008	Sell	08/10/12	1,128,439	1,084,187	44,252
HSBC	EU Euro	240,183	Sell	07/17/12	303,672	303,994	(322)
HSBC	EU Euro	87,722	Sell	07/17/12	111,055	111,027	28
HSBC	British Pound	66,556	Sell	08/16/12	103,491	104,225	(734)
HSBC	British Pound	84,614	Sell	08/16/12	131,802	132,502	(700)
HSBC	British Pound	106,613	Sell	08/16/12	165,996	166,952	(956)
HSBC	EU Euro	212,700	Sell	07/17/12	281,211	269,209	12,002
HSBC	EU Euro	58,298	Sell	07/17/12	77,078	73,786	3,292
HSBC	EU Euro	84,394	Sell	07/17/12	110,724	106,815	3,909
HSBC	Japanese Yen	52,446,275	Sell	10/22/12	646,686	657,216	(10,530)
Credi Suisse First
Boston	British Pound	1,073,727	Sell	08/16/12	1,675,745	1,681,419	(5,674)
State Street Bank	British Pound	20,216,986	Sell	08/16/12	31,983,272	31,659,087	324,185
State Street Bank	EU Euro	20,597,007	Sell	07/17/12	26,998,145	26,069,114	929,031

							$1,363,201

See Accompanying Notes to Financial Statements

18

ING Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,396,248

Total Asset Derivatives		$1,396,248

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$223,574

Total Liability Derivatives		$223,574

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Written options	Total

Equity contracts	$-	$22,071	$22,071
Foreign exchange contracts	2,018,153	-	2,018,153

Total	$2,018,153	$22,071	$2,040,224

Change in Unrealized Appreciation or (Depreciation ) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Written options	Total

Equity contracts	$-	$7,950	$7,950
Foreign exchange contracts	(1,768,959)	-	(1,768,959)

Total	$(1,768,959)	$7,950	$(1,761,009)

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Consumer Discretionary: 18.0%
61,300	@	Aeropostale, Inc.	1,092,979	0.3

See Accompanying Notes to Financial Statements

19

ING JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

112,100	L	Allison Transmission Holdings, Inc.	1,968,476	0.5
200,900		American Eagle Outfitters	3,963,757	0.9
34,500	L	American Greetings Corp.	504,390	0.1
43,500		Ameristar Casinos, Inc.	772,995	0.2
2,300	@	Arctic Cat, Inc.	84,088	0.0
1,600	@	Biglari Holdings, Inc.	618,224	0.1
40,700	@	Bridgepoint Education, Inc.	887,260	0.2
97,080		Brinker International, Inc.	3,093,940	0.7
40,780		Brunswick Corp.	906,132	0.2
54,100	@	Cabela’s, Inc.	2,045,521	0.5
5,000	@	Capella Education Co.	173,800	0.0
53,900	@	Carmike Cinemas, Inc.	789,635	0.2
7,600		Carriage Services, Inc.	63,232	0.0
140,340		Chico’s FAS, Inc.	2,082,646	0.5
117,170		Cinemark Holdings, Inc.	2,677,334	0.6
2,700	@	Coinstar, Inc.	185,382	0.0
82,600	@,L	Conn’s, Inc.	1,222,480	0.3
15,500		Cooper Tire & Rubber Co.	271,870	0.1
50,500	@	Corinthian Colleges, Inc.	145,945	0.0
65,485		Cracker Barrel Old Country Store	4,112,458	1.0
274		CSS Industries, Inc.	5,631	0.0
21,200	@,L	Deckers Outdoor Corp.	933,012	0.2
39,770		Dick’s Sporting Goods, Inc.	1,908,960	0.4
23,100		Dillard’s, Inc.	1,471,008	0.3
13,000	@	DineEquity, Inc.	580,320	0.1
45,100		Domino’s Pizza, Inc.	1,394,041	0.3
39,149	@	Drew Industries, Inc.	1,090,300	0.3
58,600	@	Entercom Communications Corp.	352,772	0.1
50,600	@	Express, Inc.	919,402	0.2
26,600		Finish Line	556,206	0.1
8,700	@	G-III Apparel Group Ltd.	206,103	0.0
51,200	@	Helen of Troy Ltd.	1,735,168	0.4
179,199	@,L	Iconix Brand Group, Inc.	3,130,606	0.7
28,900		Jakks Pacific, Inc.	462,689	0.1
171,631		Jarden Corp.	7,211,935	1.7
46,500	@	Journal Communications, Inc.	239,940	0.1
59,800	L	KB Home	586,040	0.1
3,500	@	Kirkland’s, Inc.	39,375	0.0
6,100	@	Knology, Inc.	119,987	0.0
31,440	@	Leapfrog Enterprises, Inc.	322,574	0.1
7,500	@	Libbey, Inc.	115,275	0.0
17,200		Lifetime Brands, Inc.	214,484	0.1
71,075	@	Lin TV Corp.	214,646	0.1
5,100		Mac-Gray Corp.	71,859	0.0
53,600	@	Maidenform Brands, Inc.	1,067,712	0.3
10,100		MDC Holdings, Inc.	329,967	0.1
99,500	@	Monarch Casino & Resort, Inc.	909,430	0.2
35,986		Morningstar, Inc.	2,081,430	0.5
42,295	@	Multimedia Games, Inc.	592,130	0.1
134,200	@	OfficeMax, Inc.	679,052	0.2
21,600	@	Orbitz Worldwide, Inc.	78,840	0.0
9,100		Oxford Industries, Inc.	406,770	0.1
102,830	@	Papa John’s International, Inc.	4,891,623	1.1

83,080	@	Penn National Gaming, Inc.	3,704,537	0.9
29,900	@	Perry Ellis International, Inc.	620,425	0.1
58,250		Pool Corp.	2,356,795	0.5
37,400		Rent-A-Center, Inc.	1,261,876	0.3
56,608	@	Ruth’s Hospitality Group, Inc.	373,613	0.1
17,000	@	Select Comfort Corp.	355,640	0.1
82,660	@	Shuffle Master, Inc.	1,140,708	0.3
94,700		Sinclair Broadcast Group, Inc.	857,982	0.2
14,900	@	Skechers USA, Inc.	303,513	0.1
40,500	@	Smith & Wesson Holding Corp.	336,555	0.1
62,600	@	Sonic Corp.	627,252	0.1
42,900		Standard Motor Products, Inc.	604,032	0.1
50,400	@,L	Standard-Pacific Corp.	311,976	0.1
11,750	@	Steven Madden Ltd.	373,062	0.1
5,300	L	Sturm Ruger & Co., Inc.	212,795	0.1
10,000	@	Tempur-Pedic International, Inc.	233,900	0.1
6,200	@,L	Tilly’s, Inc.	99,510	0.0
17,200	@,L	Vera Bradley, Inc.	362,576	0.1
74,480	@	VOXX International Corp.	694,154	0.2
			77,412,732	18.0

		Consumer Staples: 2.3%
18,500		Andersons, Inc.	789,210	0.2
21,800		B&G Foods, Inc.	579,880	0.1
3,800		Coca-Cola Bottling Co. Consolidated	244,264	0.1
18,500	@	Darling International, Inc.	305,065	0.1
36,200	L	Diamond Foods, Inc.	645,808	0.1
7,900	@	Elizabeth Arden, Inc.	306,599	0.1
10,100		Fresh Del Monte Produce, Inc.	237,047	0.1
53,910		J&J Snack Foods Corp.	3,186,081	0.7
11,400		Nash Finch Co.	244,872	0.1
31,300	@	Prestige Brands Holdings, Inc.	494,853	0.1
14,900	@	Revlon, Inc. - Class A	212,027	0.0
78,200		Spartan Stores, Inc.	1,417,766	0.3
92,100	L	Supervalu, Inc.	477,078	0.1
17,100	@,L	USANA Health Sciences, Inc.	703,152	0.2
5,700		Village Super Market	185,706	0.0
			10,029,408	2.3

		Energy: 5.3%
6,500		Alon USA Energy, Inc.	54,990	0.0
1,500	L	Apco Oil and Gas International, Inc.	27,075	0.0
58,295	@,L	Approach Resources, Inc.	1,488,854	0.3
7,400	@	Bonanza Creek Energy, Inc.	123,062	0.0
10,300	@,L	C&J Energy Services, Inc.	190,550	0.0
3,300	@	Cal Dive International, Inc.	9,570	0.0
47,700	@	Callon Petroleum Co.	203,202	0.1
63,190		Cimarex Energy Co.	3,483,033	0.8

See Accompanying Notes to Financial Statements

20

ING JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

13,100	@	Clayton Williams Energy, Inc.	633,778	0.2
10,000	@	Cloud Peak Energy, Inc.	169,100	0.0
9,300		Delek US Holdings, Inc.	163,587	0.0
30,399	@	Energy XXI Bermuda Ltd.	951,185	0.2
34,100	L	EXCO Resources, Inc.	258,819	0.1
33,600	@,L	Forum Energy Technologies, Inc.	661,584	0.2
7,400	@	Georesources, Inc.	270,914	0.1
26,500	@	Gulfmark Offshore, Inc.	902,060	0.2
18,921	@	Gulfport Energy Corp.	390,340	0.1
33,400	@	Helix Energy Solutions Group, Inc.	548,094	0.1
9,400		Lufkin Industries, Inc.	510,608	0.1
5,700	@	Matrix Service Co.	64,695	0.0
33,600	@,L	McMoRan Exploration Co.	425,712	0.1
21,320	@,L	Miller Energy Resources, Inc.	106,600	0.0
532	@	Newpark Resources	3,139	0.0
229,450		Patterson-UTI Energy, Inc.	3,340,792	0.8
20,500	@,L	Renewable Energy Group, Inc.	152,315	0.0
206,040	@,L	Resolute Energy Corp.	1,971,803	0.5
11,800	@	Saratoga Resources, Inc.	69,384	0.0
35,646	@	Superior Energy Services	721,118	0.2
49,070		Tidewater, Inc.	2,274,885	0.5
55,700	@	Vaalco Energy, Inc.	480,691	0.1
53,700		W&T Offshore, Inc.	821,610	0.2
35,200	@	Warren Resources, Inc.	84,480	0.0
48,400		Western Refining, Inc.	1,077,868	0.3
8,100		World Fuel Services Corp.	308,043	0.1
			22,943,540	5.3

		Financials: 22.7%
2,800		Agree Realty Corp.	61,964	0.0
1,100		Alliance Financial Corp.	37,774	0.0
12,277		American Campus Communities, Inc.	552,219	0.1
116,900		American Equity Investment Life Holding Co.	1,287,069	0.3
12,300	@	American Safety Insurance Holdings Ltd.	230,625	0.1
219,100		Anworth Mortgage Asset Corp.	1,544,655	0.4
47,700		Ashford Hospitality Trust, Inc.	402,111	0.1
20,400		Aspen Insurance Holdings Ltd.	589,560	0.1
337,160		Associated Banc-Corp.	4,447,140	1.0
27,700		Associated Estates Realty Corp.	414,115	0.1
7,900		BankFinancial Corp.	59,487	0.0
36,900	@	BBCN Bancorp, Inc.	401,841	0.1
47,450		BGC Partners, Inc.	278,531	0.1
9,800	@	Banco Latinoamericano de Exportaciones S.A.	210,014	0.1
6,300	@	BofI Holding, Inc.	124,488	0.0
3,800		Bridge Bancorp, Inc.	89,642	0.0
8,000		OceanFirst Financial Corp.	114,880	0.0

146,905		Calamos Asset Management, Inc.	1,682,062	0.4
41,400		Capital Lease Funding, Inc.	171,810	0.0
124,000		Capstead Mortgage Corp.	1,724,840	0.4
3,215	@,L	Cascade Bancorp	19,065	0.0
31,900		Cash America International, Inc.	1,404,876	0.3
21,700		Cathay General Bancorp.	358,267	0.1
40,400		CBL & Associates Properties, Inc.	789,416	0.2
4,100		Center Bancorp, Inc.	46,125	0.0
21,500		Chesapeake Lodging Trust	370,230	0.1
12,500		Citizens & Northern Corp.	238,125	0.1
19,300	@	Citizens Republic Bancorp, Inc.	330,609	0.1
10,400	L	City Holding Co.	350,376	0.1
149,600		CNO Financial Group, Inc.	1,166,880	0.3
9,415		Colonial Properties Trust	208,448	0.1
14,500		Community Bank System, Inc.	393,240	0.1
4,270		Community Trust Bancorp., Inc.	143,002	0.0
32,200		Coresite Realty Corp.	831,404	0.2
44,696	@	Cowen Group, Inc.	118,891	0.0
80,725		DCT Industrial Trust, Inc.	508,567	0.1
26,425		DDR Corp.	386,862	0.1
52,092	@	DFC Global Corp.	960,056	0.2
13,500		Diamond Hill Investment Group, Inc.	1,056,915	0.3
8,800		Dime Community Bancshares	116,952	0.0
10,400		East-West Bancorp., Inc.	243,984	0.1
84,391		EastGroup Properties, Inc.	4,498,040	1.1
72,000		Education Realty Trust, Inc.	797,760	0.2
44,254	@	eHealth, Inc.	712,932	0.2
998		Enterprise Financial Services Corp.	10,938	0.0
86,221		Epoch Holding Corp.	1,964,114	0.5
13,200		Financial Institutions, Inc.	222,816	0.1
7,932		First Busey Corp.	38,312	0.0
160,400		First Commonwealth Financial Corp.	1,079,492	0.3
15,900		First Community Bancshares, Inc.	229,437	0.1
148,542		First Financial Bancorp.	2,373,701	0.6
117,875	@	First Industrial Realty Trust, Inc.	1,487,583	0.4
12,200		First Merchants Corp.	152,012	0.0
13,437		First Niagara Financial Group, Inc.	102,793	0.0
9,553		First of Long Island Corp.	276,750	0.1
63,476	@	First Republic Bank	2,132,794	0.5
76,422	@	FirstService Corp.	2,137,523	0.5

See Accompanying Notes to Financial Statements

21

ING JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

17,400		Flagstone Reinsurance Holdings S.A.	139,374	0.0
40,500		FNB Corp.	440,235	0.1
113,600		Glacier Bancorp., Inc.	1,759,664	0.4
9,400		Gladstone Capital Corp.	74,166	0.0
24,000		Glimcher Realty Trust	245,280	0.1
44,810		Greenhill & Co., Inc.	1,597,477	0.4
94,450	@	Hanmi Financial Corp.	989,836	0.2
2,000		Heartland Financial USA, Inc.	48,000	0.0
226,024	@	HFF, Inc.	3,150,775	0.7
4,300		Home Properties, Inc.	263,848	0.1
4,800		Horace Mann Educators Corp.	83,904	0.0
12,600		Huntington Bancshares, Inc.	80,640	0.0
35,459		IBERIABANK Corp.	1,788,907	0.4
1,400		IDT Corp.	13,734	0.0
10,430		International Bancshares Corp.	203,594	0.1
233,200		Janus Capital Group, Inc.	1,823,624	0.4
51,660		JMP Group, Inc.	319,259	0.1
118,026	L	KBW, Inc.	1,941,528	0.5
32,200	@	Knight Capital Group, Inc.	384,468	0.1
7,138		Lakeland Bancorp, Inc.	75,092	0.0
5,700		Lakeland Financial Corp.	152,931	0.0
17,200		LaSalle Hotel Properties	501,208	0.1
140,399		Lexington Realty Trust	1,189,180	0.3
10,900		LTC Properties, Inc.	395,452	0.1
11,400		MainSource Financial Group, Inc.	134,862	0.0
13,996		Manning & Napier, Inc.	199,163	0.1
31,000		Meadowbrook Insurance Group, Inc.	272,490	0.1
10,400	@	MetroCorp Bancshares, Inc.	110,968	0.0
58,480		Mid-America Apartment Communities, Inc.	3,990,675	0.9
4,000		Mission West Properties	34,480	0.0
3,800		Montpelier Re Holdings Ltd.	80,902	0.0
3,900	L	National Bankshares, Inc.	117,468	0.0
49,000	@	National Financial Partners Corp.	656,600	0.2
120,120		National Retail Properties, Inc.	3,398,195	0.8
5,700		NBT Bancorp., Inc.	123,063	0.0
20,800		Nelnet, Inc.	478,400	0.1
87,375	@	Ocwen Financial Corp.	1,640,903	0.4
96,400		Omega Healthcare Investors, Inc.	2,169,000	0.5
33,600		Oriental Financial Group	372,288	0.1
15,200		PacWest Bancorp	359,784	0.1
18,240	@	Park Sterling Corp.	85,910	0.0
8,900		Parkway Properties, Inc.	101,816	0.0
59,500		Pennsylvania Real Estate Investment Trust	891,310	0.2
8,300		Peoples Bancorp., Inc.	182,434	0.0
77,793	@,L	PHH Corp.	1,359,822	0.3
27,000	@	Pinnacle Financial Partners, Inc.	526,770	0.1
7,000	@	Piper Jaffray Cos.	164,010	0.0

7,800	@,L	Preferred Bank/Los Angeles CA	104,208	0.0
57,250		ProAssurance Corp.	5,100,402	1.2
3,869		Prospect Capital Corp.	44,068	0.0
6,700		Prosperity Bancshares, Inc.	281,601	0.1
6,600		PS Business Parks, Inc.	446,952	0.1
7,900		Ramco-Gershenson Properties	99,303	0.0
1,800		Renasant Corp.	28,278	0.0
4,557		Republic Bancorp., Inc.	101,393	0.0
158,341		RLJ Lodging Trust	2,870,722	0.7
14,700		Selective Insurance Group	255,927	0.1
6,106		Senior Housing Properties Trust	136,286	0.0
15,500		Sierra Bancorp.	153,450	0.0
6,734		Southside Bancshares, Inc.	151,380	0.0
43,000	@	Southwest Bancorp., Inc.	404,630	0.1
4,000		Sun Communities, Inc.	176,960	0.0
37,800		Susquehanna Bancshares, Inc.	389,340	0.1
6,100	@	SVB Financial Group	358,192	0.1
20,090	@	SWS Group, Inc.	107,080	0.0
18,300		Trustco Bank Corp.	99,918	0.0
243,552		Umpqua Holdings Corp.	3,205,144	0.7
7,400		WesBanco, Inc.	157,324	0.0
11,900		West BanCorp., Inc.	113,169	0.0
228,633	@	Western Alliance Bancorp.	2,140,005	0.5
185,700	@	Wilshire Bancorp., Inc.	1,017,636	0.2
26,000	@	World Acceptance, Corp.	1,710,800	0.4
			97,451,771	22.7

		Health Care: 11.0%
95,800	@,L	Achillion Pharmaceuticals, Inc.	593,960	0.1
26,400	@	Acorda Therapeutics, Inc.	621,984	0.1
18,800	@	Affymax, Inc.	242,144	0.1
24,100	@	Almost Family, Inc.	538,394	0.1
68,823	@	Amsurg Corp.	2,063,314	0.5
80,200	@	Ariad Pharmaceuticals, Inc.	1,380,242	0.3
27,125	@	BioCryst Pharmaceuticals, Inc.	107,957	0.0
23,400	@	Cambrex Corp.	220,194	0.1
58,100		Cantel Medical Corp.	1,583,225	0.4
19,400	@	Celldex Therapeutics, Inc.	100,686	0.0
38,000	@	ChemoCentryx, Inc.	570,000	0.1
9,800		Computer Programs & Systems, Inc.	560,756	0.1
188,870		Coventry Health Care, Inc.	6,004,177	1.4
66,939	@,L	Cumberland Pharmaceuticals, Inc.	432,426	0.1
27,400	@	DynaVox, Inc.	30,688	0.0
50,700	@	Five Star Quality Care, Inc.	155,649	0.0
37,400	@	Genomic Health, Inc.	1,249,160	0.3
55,100	@	Greatbatch, Inc.	1,251,321	0.3
52,700	@	Halozyme Therapeutics, Inc.	466,922	0.1

See Accompanying Notes to Financial Statements

22

ING JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

32,600	@	HMS Holdings Corp.	1,085,906	0.3
25,360	@	Idexx Laboratories, Inc.	2,437,857	0.6
32,200	@	Impax Laboratories, Inc.	652,694	0.2
36,900	@,L	Incyte Corp., Ltd.	837,630	0.2
27,900	@	Insulet Corp.	596,223	0.1
31,300		Invacare Corp.	482,959	0.1
14,200	@	Ironwood Pharmaceuticals, Inc.	195,676	0.1
12,300	@	Jazz Pharmaceuticals PLC	553,623	0.1
73,400	@	MedAssets, Inc.	987,230	0.2
9,400		Medicis Pharmaceutical Corp.	321,010	0.1
10,400	@	Medivation, Inc.	950,560	0.2
111,700	@	Metropolitan Health Networks, Inc.	1,068,969	0.3
19,600	@	Molina Healthcare, Inc.	459,816	0.1
33,700	@	Momenta Pharmaceuticals, Inc.	455,624	0.1
26,120	@	MWI Veterinary Supply, Inc.	2,684,352	0.6
92,400	@	Omnicell, Inc.	1,352,736	0.3
19,900	@	Orthofix International NV	820,875	0.2
12,450		Owens & Minor, Inc.	381,344	0.1
12,800	@	Par Pharmaceutical Cos., Inc.	462,592	0.1
44,100	@,L	Pharmacyclics, Inc.	2,408,301	0.6
12,600	@,L	PhotoMedex, Inc.	153,090	0.0
25,700	@	Progenics Pharmaceuticals, Inc.	251,346	0.1
161,130	@	PSS World Medical, Inc.	3,382,119	0.8
5,600	@,L	Raptor Pharmaceutical Corp.	31,304	0.0
119,000	@	RTI Biologics, Inc.	447,440	0.1
6,900	@	Salix Pharmaceuticals Ltd.	375,636	0.1
10,600	@	Sirona Dental Systems, Inc.	477,106	0.1
128,600	@	Skilled Healthcare Group, Inc.	807,608	0.2
44,600	@,L	Spectrum Pharmaceuticals, Inc.	693,976	0.2
59,900	@	Sun Healthcare Group, Inc.	501,363	0.1
9,600	@	Triple-S Management Corp.	175,488	0.0
3,440	@	VCA Antech, Inc.	75,611	0.0
8,100	@	Viropharma, Inc.	191,970	0.0
44,300	@	WellCare Health Plans, Inc.	2,347,900	0.6
			47,281,133	11.0

		Industrials: 15.7%
137,176	@	ACCO Brands Corp.	1,418,400	0.3
33,400		Actuant Corp.	907,144	0.2
17,100		Acuity Brands, Inc.	870,561	0.2
51,800	@	Alaska Air Group, Inc.	1,859,620	0.4
48,038		Altra Holdings, Inc.	758,040	0.2
22,575		Applied Industrial Technologies, Inc.	831,889	0.2
7,200		Argan, Inc.	100,656	0.0
6,400	@,L	Asset Acceptance Capital Corp.	43,520	0.0
22,925	@	Atlas Air Worldwide Holdings, Inc.	997,467	0.2
6,800	@	Avis Budget Group, Inc.	103,360	0.0

15,900		Barnes Group, Inc.	386,211	0.1
9,000	@	Beacon Roofing Supply, Inc.	226,980	0.1
237,200	@,L	Cenveo, Inc.	457,796	0.1
6,000		Ceradyne, Inc.	153,900	0.0
13,200	@	Columbus McKinnon Corp.	199,188	0.1
145,883		Comfort Systems USA, Inc.	1,461,748	0.3
3,700		Courier Corp.	49,025	0.0
3,600		Curtiss-Wright Corp.	111,780	0.0
76,700		Deluxe Corp.	1,912,898	0.4
4,000	@	Dollar Thrifty Automotive Group	323,840	0.1
124,590		Douglas Dynamics, Inc.	1,775,407	0.4
30,400		EMCOR Group, Inc.	845,728	0.2
55,100	@	Encore Capital Group, Inc.	1,632,062	0.4
19,700	@	EnerSys	690,879	0.2
38,100	@	EnPro Industries, Inc.	1,423,797	0.3
15,300	@	Esterline Technologies Corp.	953,955	0.2
42,900	@	Federal Signal Corp.	250,536	0.1
46,507		Forward Air Corp.	1,500,781	0.4
2,500		Freightcar America, Inc.	57,425	0.0
118,900	@	Gencorp, Inc.	774,039	0.2
16,700		Generac Holdings, Inc.	401,802	0.1
3,125	@	Gibraltar Industries, Inc.	32,438	0.0
5,300	@	GP Strategies Corp.	97,891	0.0
6,354	@	Hawaiian Holdings, Inc.	41,365	0.0
167,051		Herman Miller, Inc.	3,093,785	0.7
46,920	@	Interline Brands, Inc.	1,176,284	0.3
17,900	@	Kadant, Inc.	419,755	0.1
121,090	@	KAR Auction Services, Inc.	2,081,537	0.5
15,500		Kelly Services, Inc.	200,105	0.1
144,870		Knight Transportation, Inc.	2,316,471	0.5
32,600		Knoll, Inc.	437,492	0.1
8,600		LB Foster Co.	246,046	0.1
21,300	@	LMI Aerospace, Inc.	370,194	0.1
32,300	@	Mastec, Inc.	485,792	0.1
7,000	@	Michael Baker Corp.	182,630	0.0
11,400	@,L	MRC Global, Inc.	242,592	0.1
5,300		Nacco Industries, Inc.	616,125	0.1
67,710	@	NCI Building Systems, Inc.	733,299	0.2
26,900	@	NN, Inc.	274,649	0.1
10,200	@	Park-Ohio Holdings Corp.	194,106	0.1
7,000	@	Portfolio Recovery Associates, Inc.	638,820	0.2
3,100	@,L	Proto Labs, Inc.	89,156	0.0
42,769	L	Quad/Graphics, Inc.	615,018	0.1
60,200	@	Quality Distribution, Inc.	667,618	0.2
82,161	@	RBC Bearings, Inc.	3,886,215	0.9
55,400		Regal-Beloit Corp.	3,449,204	0.8
74,100	@	Republic Airways Holdings, Inc.	411,255	0.1
135,909	@,L	Rexnord Corp.	2,723,616	0.6
7,300		Robbins & Myers, Inc.	305,286	0.1
2,600	@	RPX Corp.	37,310	0.0
28,500		SeaCube Container Leasing Ltd.	486,495	0.1
2,600		Standex International Corp.	110,682	0.0
42,300	@	Swift Transporation Co.	399,735	0.1

See Accompanying Notes to Financial Statements

23

ING JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

5,200	@	Team, Inc.	162,136	0.0
33,600		Toro Co.	2,462,544	0.6
24,600	@	TransDigm Group, Inc.	3,303,780	0.8
26,400	@	Trimas Corp.	530,640	0.1
30,150		Triumph Group, Inc.	1,696,541	0.4
9,400	@	Tutor Perini Corp.	119,098	0.0
3,500		Unifirst Corp.	223,125	0.1
9,000	@	United Rentals, Inc.	306,360	0.1
11,100		United Stationers, Inc.	299,145	0.1
32,400	@	US Airways Group, Inc.	431,892	0.1
3,700		VSE Corp.	88,023	0.0
24,400		Wabtec Corp.	1,903,444	0.4
160,295		Waste Connections, Inc.	4,796,026	1.1
3,200		Watts Water Technologies, Inc.	106,688	0.0
35,900	@,L	Wesco Aircraft Holdings, Inc.	457,007	0.1
			67,429,849	15.7

		Information Technology: 12.1%
117,000	@,L	Active Network, Inc./The	1,800,630	0.4
19,923	@	Actuate Corp.	138,066	0.0
67,500	@,L	Amkor Technology, Inc.	329,400	0.1
56,690		Anixter International, Inc.	3,007,404	0.7
65,920	@	Arris Group, Inc.	916,947	0.2
68,700	@	Aspen Technology, Inc.	1,590,405	0.4
11,100	@	Audience, Inc.	214,008	0.1
33,968	@	Aviat Networks, Inc.	95,110	0.0
8,200	@,L	Bazaarvoice, Inc.	149,240	0.0
19,600		Black Box Corp.	562,520	0.1
4,200	@	Brightpoint, Inc.	22,722	0.0
18,700		Brooks Automation, Inc.	176,528	0.0
22,000	@	CACI International, Inc.	1,210,440	0.3
17,600	@	CalAmp Corp.	129,008	0.0
58,000	@	Cirrus Logic, Inc.	1,733,040	0.4
11,100		Comtech Telecommunications	317,238	0.1
9,500	@	CSG Systems International	164,160	0.0
6,900	@,L	Demandware, Inc.	163,461	0.0
183,161	@	Dice Holdings, Inc.	1,719,882	0.4
18,800	L	Ebix, Inc.	375,060	0.1
58,130	@	Entegris, Inc.	496,430	0.1
30,500	@	Entropic Communications, Inc.	172,020	0.0
17,200	@	Envivio, Inc.	110,252	0.0
5,100	@,L	ExactTarget, Inc.	111,486	0.0
5,025		FEI Co.	240,396	0.1
93,000	@,L	Freescale Semiconductor Holdings Ltd.	953,250	0.2
12,600	@,L	Fusion-io, Inc.	263,214	0.1
9,800	@	Gartner, Inc.	421,890	0.1
19,000	@	Global Cash Access, Inc.	136,990	0.0
33,100	@,L	Glu Mobile, Inc.	183,705	0.0
179,200	@	GT Advanced Technologies, Inc.	946,176	0.2
3,900	@,L	Guidewire Software, Inc.	109,668	0.0
9,100	@	Imation Corp.	53,781	0.0
1,900	@	Imperva, Inc.	54,758	0.0
9,700	@,L	Infoblox, Inc.	222,421	0.1
12,900	@	Insight Enterprises, Inc.	217,107	0.1
14,200	@	Integrated Silicon Solution, Inc.	143,278	0.0
24,300	@	Intermolecular, Inc.	188,325	0.1

56,629	@	JDA Software Group, Inc.	1,681,315	0.4
3,500	@,L	Jive Software, Inc.	73,465	0.0
13,700	@	Key Tronic Corp.	112,888	0.0
179,600	@	Kulicke & Soffa Industries, Inc.	1,602,032	0.4
33,550	@	Lattice Semiconductor Corp.	126,484	0.0
6,900		Littelfuse, Inc.	392,541	0.1
4,900	@	M/A-COM Technology Solutions Holdings, Inc.	90,650	0.0
4,900	@	Manhattan Associates, Inc.	223,979	0.1
5,700	L	Mantech International Corp.	133,779	0.0
5,400		MAXIMUS, Inc.	279,450	0.1
3,300	@	Measurement Specialties, Inc.	107,283	0.0
10,600		Micrel, Inc.	101,018	0.0
61,770	@	Micros Systems, Inc.	3,162,624	0.7
95,925	@	Monotype Imaging Holdings, Inc.	1,608,662	0.4
5,900	@	Netgear, Inc.	203,609	0.1
10,600	@	Netscout Systems, Inc.	228,854	0.1
27,197	@	NetSuite, Inc.	1,489,580	0.4
19,200	@	Newport Corp.	230,784	0.1
6,000	@	Oplink Communications, Inc.	81,180	0.0
24,460	@	Parametric Technology Corp.	512,682	0.1
19,000	@	Photronics, Inc.	115,900	0.0
14,000		Plantronics, Inc.	467,600	0.1
5,400	@	Plexus Corp.	152,280	0.0
76,300	@	PMC - Sierra, Inc.	468,482	0.1
24,600	@	Polycom, Inc.	258,792	0.1
15,300	@	Progress Software Corp.	319,311	0.1
2,700	@,L	Proofpoint, Inc.	45,765	0.0
20,900	@	Quest Software, Inc.	582,065	0.1
23,195	@	Radisys Corp.	145,665	0.0
4,300	@	Rovi Corp.	84,366	0.0
41,280	@	SciQuest, Inc.	741,389	0.2
53,000	@	Skyworks Solutions, Inc.	1,450,610	0.3
18,550	@	SolarWinds, Inc.	808,038	0.2
70,520		Solera Holdings, Inc.	2,947,031	0.7
22,400	@,L	Splunk, Inc.	629,440	0.2
12,900	@	SS&C Technologies Holdings, Inc.	322,500	0.1
8,300	@,L	Synaptics, Inc.	237,629	0.1
33,000	@	SYNNEX Corp.	1,138,170	0.3
56,500	@	Take-Two Interactive Software, Inc.	534,490	0.1
28,800	@	TeleNav, Inc.	176,544	0.0
9,800	@	TeleTech Holdings, Inc.	156,800	0.0
12,000	@	TIBCO Software, Inc.	359,040	0.1
74,842	@,L	Travelzoo, Inc.	1,700,410	0.4
17,700	@	TTM Technologies, Inc.	166,557	0.0
9,520	@	Unisys Corp.	186,116	0.1
288,753		United Online, Inc.	1,218,538	0.3
14,100	@	Vantiv, Inc.	328,389	0.1
19,168	@	VeriFone Holdings, Inc.	634,269	0.2
16,200	@,L	VirnetX Holding Corp.	571,050	0.1
12,500	@	Websense, Inc.	234,125	0.1
11,000	@	Wright Express Corp.	678,920	0.2
16,000		Xyratex Ltd.	180,960	0.0

See Accompanying Notes to Financial Statements

24

ING JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

41,935	@,L	Zillow, Inc.	1,619,949	0.4
			51,944,465	12.1

		Materials: 6.9%
25,900		Airgas, Inc.	2,175,859	0.5
73,010		Aptargroup, Inc.	3,727,161	0.9
13,400		Boise, Inc.	88,172	0.0
36,700		Buckeye Technologies, Inc.	1,045,583	0.2
33,200	@	Coeur d’Alene Mines Corp.	582,992	0.1
26,460		Compass Minerals International, Inc.	2,018,369	0.5
100,750	@	Crown Holdings, Inc.	3,474,867	0.8
2,500		FutureFuel Corp.	26,275	0.0
32,500		Georgia Gulf Corp.	834,275	0.2
77,300	@	Graphic Packaging Holding Co.	425,150	0.1
14,900		HB Fuller Co.	457,430	0.1
77,456	@	Headwaters, Inc.	398,898	0.1
17,900		Hecla Mining Co.	85,025	0.0
3,200	@	Innospec, Inc.	94,752	0.0
21,200		Koppers Holdings, Inc.	720,800	0.2
106,200		Noranda Aluminum Holding Corp.	845,352	0.2
37,400	@	Omnova Solutions, Inc.	281,996	0.1
32,000		PolyOne Corp.	437,760	0.1
37,800	@,L	Revett Minerals, Inc.	124,362	0.0
19,400		Rock-Tenn Co.	1,058,270	0.2
47,320	L	Scotts Miracle-Gro Co.	1,945,798	0.5
149,890		Silgan Holdings, Inc.	6,398,804	1.5
23,800		Solutia, Inc.	667,590	0.2
13,700	@	TPC Group, Inc.	506,215	0.1
33,200	@,L	US Silica Holdings, Inc.	373,832	0.1
41,650		Worthington Industries	852,576	0.2
			29,648,163	6.9

		Telecommunication Services: 0.6%
449,500	@	Cincinnati Bell, Inc.	1,672,140	0.4
17,300	L	Consolidated Communications Holdings, Inc.	256,040	0.1
13,530		Lumos Networks Corp.	127,859	0.0
66,300	@	Premier Global Services, Inc.	556,257	0.1
82,200	@	Vonage Holdings Corp.	165,222	0.0
			2,777,518	0.6

		Utilities: 3.1%
1,278		AGL Resources, Inc.	49,523	0.0
3,100		Artesian Resources Corp.	66,774	0.0
3,000		Chesapeake Utilities Corp.	131,160	0.0
31,300		El Paso Electric Co.	1,037,908	0.2
11,000		Empire District Electric Co.	232,100	0.1
1,400		Genie Energy Ltd	10,878	0.0
18,200		Idacorp, Inc.	765,856	0.2
6,200		Laclede Group, Inc.	246,822	0.1
6,200		MGE Energy, Inc.	293,260	0.1
15,350		New Jersey Resources Corp.	669,413	0.2
62,620		Northwest Natural Gas Co.	2,980,712	0.7
97,910		NorthWestern Corp.	3,593,297	0.8

74,600	Portland General Electric Co.	1,988,836	0.5
8,700	Southwest Gas Corp.	379,755	0.1
7,600	UNS Energy Corp.	291,916	0.1
6,200	Westar Energy, Inc.	185,690	0.0
5,500	WGL Holdings, Inc.	218,625	0.0
		13,142,525	3.1

	Total Common Stock (Cost $362,097,542)	420,061,104	97.7

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.2%
	U.S. Treasury Bonds: 0.2%
885,000	S 0.500% due 11/30/12	886,314	0.2

	Total U.S. Treasury Obligations (Cost $886,291)	886,314	0.2

	Total Long-Term Investments (Cost $362,983,833)	420,947,418	97.9

SHORT-TERM INVESTMENTS: 8.6%
		Securities Lending Collateralcc(1) : 6.8%
6,964,774	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $6,964,883, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $7,104,069, due 05/01/32-06/01/42)	6,964,774	1.6
6,964,774	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $6,964,888, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,104,069, due 07/01/42-02/20/61)	6,964,774	1.6
6,964,774	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $6,964,877, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $7,104,069, due 04/01/24-06/01/42)	6,964,774	1.6

See Accompanying Notes to Financial Statements

25

ING JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

6,964,774	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $6,964,917, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,104,069, due 10/01/14-02/25/44)	6,964,774	1.6

1,466,265	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,466,289, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,495,590, due 07/01/21-04/01/42)	1,466,265	0.4

		29,325,361	6.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
7,563,327	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $7,563,327)	7,563,327	1.8

	Total Short-Term Investments (Cost $36,888,688)	36,888,688	8.6

	Total Investments in Securities (Cost $399,872,521)	$ 457,836,106	106.5
	Liabilities in Excess of Other Assets	(27,809,080)	(6 .5)

	Net Assets	$ 430,027,026	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $503,766,587.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$81,119,434
Gross Unrealized Depreciation	(127,049,915)

Net Unrealized Depreciation	$(45,930,481)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

26

ING JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$420,061,104	$–	$–	$420,061,104
Short-Term Investments	7,563,327	29,325,361	–	36,888,688
U.S. Treasury Obligations	–	886,314	–	886,314

Total Investments, at fair value	$427,624,431	$30,211,675	$–	$457,836,106

Other Financial Instruments+
Futures	154,869	–	–	154,869

Total Assets	$427,779,300	$30,211,675	$–	$457,990,975

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	46	09/21/12	$3,658,840	$154,869

			$3,658,840	$154,869

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities		Fair Value

Asset Derivatives

Equity contracts	Net Assets- Unrealized appreciation	*	$154,869

Total Asset Derivatives			$154,869

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

27

ING JPMorgan Small Cap	PORTFOLIO OF INVESTMENTS
Core Equity Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$284,442

Total	$284,442

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for a hedging instruments	Futures

Equity contracts	$98,287

Total	$98,287

See Accompanying Notes to Financial Statements

28

ING Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 16.8%
579,810		CBS Corp. - Class B	19,006,172	1.4
845,090		Comcast Corp. – Class A	27,017,527	2.0
438,750		Harley-Davidson, Inc.	20,064,037	1.4
571,690		Home Depot, Inc.	30,293,853	2.2
515,571		Macy’s, Inc.	17,709,864	1.3
398,346	@	Michael Kors Holdings Ltd.	16,666,797	1.2
103,020		Petsmart, Inc.	7,023,904	0.5
35,500	@	Priceline.com, Inc.	23,590,460	1.7
531,320		Starbucks Corp.	28,329,982	2.0
420,440		Walt Disney Co.	20,391,340	1.5
418,559		Wyndham Worldwide Corp.	22,074,802	1.6
			232,168,738	16.8

		Consumer Staples: 13.2%
252,940		Beam, Inc.	15,806,221	1.2
728,560		Coca-Cola Enterprises, Inc.	20,428,823	1.5
324,900		Costco Wholesale Corp.	30,865,500	2.2
123,860		Estee Lauder Cos., Inc.	6,703,303	0.5
142,279	@	Monster Beverage Corp.	10,130,265	0.7
557,370		Philip Morris International, Inc.	48,636,106	3.5
469,570		Wal-Mart Stores, Inc.	32,738,420	2.4
179,160		Whole Foods Market, Inc.	17,077,531	1.2
			182,386,169	13.2

		Energy: 4.7%
188,450		EOG Resources, Inc.	16,981,229	1.2
213,100		ExxonMobil Corp.	18,234,967	1.3
524,040		Halliburton Co.	14,877,496	1.1
231,460		National Oilwell Varco, Inc.	14,915,282	1.1
			65,008,974	4.7

		Financials: 4.9%
377,678		American Express Co.	21,984,636	1.6
283,280		Ameriprise Financial, Inc.	14,804,213	1.1
117,390		Blackrock, Inc.	19,935,170	1.4
229,100		Prudential Financial, Inc.	11,095,313	0.8
			67,819,332	4.9

		Health Care: 12.0%
509,940		Abbott Laboratories	32,875,832	2.4
146,610	@	Biogen Idec, Inc.	21,167,552	1.5
423,280		Cardinal Health, Inc.	17,777,760	1.3
86,270		Cooper Cos., Inc.	6,880,895	0.5
406,430		Covidien PLC	21,744,005	1.6
422,780	@	Gilead Sciences, Inc.	21,680,158	1.6
366,448		Johnson & Johnson	24,757,227	1.8

244,610	@	Watson Pharmaceuticals, Inc.	18,098,694	1.3
			164,982,123	12.0

		Industrials: 10.8%
281,790		Ametek, Inc.	14,064,139	1.0
490,180		Danaher Corp.	25,528,574	1.8
232,650		Dover Corp.	12,472,367	0.9
299,060		Pall Corp.	16,391,479	1.2
224,110		Roper Industries, Inc.	22,092,764	1.6
435,700		Tyco International Ltd.	23,026,745	1.7
216,840		Union Pacific Corp.	25,871,180	1.9
344,120		Waste Connections, Inc.	10,296,070	0.7
			149,743,318	10.8

		Information Technology: 32.8%
625,100	@	Adobe Systems, Inc.	20,234,487	1.5
493,670		Analog Devices, Inc.	18,596,549	1.4
213,440	@	Apple, Inc.	124,648,960	9.0
219,210	@	Citrix Systems, Inc.	18,400,487	1.3
85,375	@	Google, Inc. - Class A	49,523,476	3.6
237,980		Intuit, Inc.	14,124,113	1.0
355,461	@	Lam Research Corp.	13,415,098	1.0
194,750	@	Micros Systems, Inc.	9,971,200	0.7
1,891,070		Microsoft Corp.	57,847,831	4.2
574,680	@	NetApp, Inc.	18,286,318	1.3
1,090,340	@	Nvidia Corp.	15,068,499	1.1
1,503,747		Oracle Corp.	44,661,286	3.2
488,620		Qualcomm, Inc.	27,206,362	2.0
169,450		Visa, Inc.	20,949,103	1.5
			452,933,769	32.8

		Materials: 2.8%
217,240		Eastman Chemical Co.	10,942,379	0.8
338,660		Monsanto Co.	28,034,275	2.0
			38,976,654	2 .8
	Total Common Stock (Cost $1,211,461,367)		1,354,019,077	98.0

SHORT-TERM INVESTMENTS: 2.5%
		Mutual Funds: 2.5%
34,369,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $34,369,000)	34,369,000	2 .5

	Total Short-Term Investments (Cost $34,369,000)		34,369,000	2 .5

	Total Investments in Securities (Cost $1,245,830,367)		$1,388,388,077	100.5
	Liabilities in Excess of Other Assets		(7,080,682)	(0 .5)

	Net Assets		$1,381,307,395	100.0

@	Non-income producing security

See Accompanying Notes to Financial Statements

29

ING Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $1,246,537,614.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$ 169,266,367
Gross Unrealized Depreciation	(27,415,904)

Net Unrealized Appreciation	$ 141,850,463

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$ 1,354,019,077	$–	$–	$1,354,019,077
Short-Term Investments	34,369,000	–	–	34,369,000

Total Investments, at fair value	$ 1,388,388,077	$–	$–	$1,388,388,077

^	See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

30

ING Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 9.8%
133,300		CBS Corp. - Class B	4,369,574	1.3
178,300		Comcast Corp. – Class A	5,700,251	1.7
112,566	@	Delphi Automotive PLC	2,870,433	0.9
104,200		Foot Locker, Inc.	3,186,436	0.9
219,700		Lowe’s Cos., Inc.	6,248,268	1.9
109,100		Macy’s, Inc.	3,747,585	1.1
187,600		Newell Rubbermaid, Inc.	3,403,064	1.0
65,200		Wyndham Worldwide Corp.	3,438,648	1.0
			32,964,259	9.8

		Consumer Staples: 5.5%
171,200		Altria Group, Inc.	5,914,960	1.7
154,600		Coca-Cola Enterprises, Inc.	4,334,984	1.3
42,900		JM Smucker Co.	3,239,808	1.0
83,500		Procter & Gamble Co.	5,114,375	1.5
			18,604,127	5.5

		Energy: 16.2%
41,100		Diamond Offshore Drilling	2,430,243	0.7
125,500		EnCana Corp.	2,614,165	0.8
56,100	@	Ensco PLC	2,635,017	0.8
34,800		EOG Resources, Inc.	3,135,828	1.0
282,100		ExxonMobil Corp.	24,139,297	7.2
203,700		Halliburton Co.	5,783,043	1.7
53,800		National Oilwell Varco, Inc.	3,466,872	1.0
105,700	@	Rowan Companies PLC	3,417,281	1.0
50,800		Royal Dutch Shell PLC - Class A ADR	3,425,444	1.0
143,200		Statoil ASA ADR	3,416,752	1.0
			54,463,942	16.2

		Financials: 23.7%
158,900	L	AllianceBernstein Holding LP	2,016,441	0.6
70,300		Ameriprise Financial, Inc.	3,673,878	1.1
107,800		Axis Capital Holdings Ltd.	3,508,890	1.0
159,300		BB&T Corp.	4,914,405	1.5
141,400		Blackstone Group LP	1,848,098	0.5
81,600		Citigroup, Inc.	2,236,656	0.7
77,400		Entertainment Properties Trust	3,181,914	0.9
254,400		Fifth Third Bancorp.	3,408,960	1.0
333,300		First Niagara Financial Group, Inc.	2,549,745	0.8
243,600		JPMorgan Chase & Co.	8,703,828	2.6
441,600		Keycorp	3,417,984	1.0
364,000		MFA Mortgage Investments, Inc.	2,871,960	0.9
74,500		PNC Financial Services Group, Inc.	4,552,695	1.4
70,800		Prudential Financial, Inc.	3,428,844	1.0
70,900		Travelers Cos., Inc.	4,526,256	1.3

204,900		US Bancorp.	6,589,584	2.0
145,100		Weingarten Realty Investors	3,821,934	1.1
316,500		Wells Fargo & Co.	10,583,760	3.1
195,300		XL Group PLC	4,109,112	1.2
			79,944,944	23.7

		Health Care: 10.9%
58,000		Abbott Laboratories	3,739,260	1.1
45,700		Baxter International, Inc.	2,428,955	0.7
87,700		Cardinal Health, Inc.	3,683,400	1.1
92,000		Medtronic, Inc.	3,563,160	1.1
252,800		Merck & Co., Inc.	10,554,400	3.1
552,100		Pfizer, Inc.	12,698,300	3.8
			36,667,475	10 .9

		Industrials: 8.4%
58,300		Boeing Co.	4,331,690	1.3
61,100		Dover Corp.	3,275,571	1.0
69,100		Fluor Corp.	3,409,394	1.0
76,600		General Dynamics Corp.	5,052,536	1.5
254,200		General Electric Co.	5,297,528	1.6
56,800		Union Pacific Corp.	6,776,808	2.0
			28,143,527	8 .4

		Information Technology: 7.5%
6,400	@	Apple, Inc.	3,737,600	1.1
360,200		Applied Materials, Inc.	4,127,892	1.2
387,200		Intel Corp.	10,318,880	3.1
101,100		Jabil Circuit, Inc.	2,055,363	0.6
165,900		Microsoft Corp.	5,074,881	1.5
			25,314,616	7 .5

		Materials: 4.3%
67,500		EI Du Pont de Nemours & Co.	3,413,475	1.0
113,000		Freeport-McMoRan Copper & Gold, Inc.	3,849,910	1.2
107,500		Nucor Corp.	4,074,250	1.2
106,200		Packaging Corp. of America	2,999,088	0.9
			14,336,723	4 .3

		Telecommunication Services: 4.0%
234,000		AT&T, Inc.	8,344,440	2.5
129,253		CenturyTel, Inc.	5,104,201	1.5
			13,448,641	4 .0

		Utilities: 6.9%
249,700		CenterPoint Energy, Inc.	5,161,299	1.5
69,600		DTE Energy Co.	4,129,368	1.2
58,800		Entergy Corp.	3,991,932	1.2
211,800		Great Plains Energy, Inc.	4,534,638	1.4
182,000		UGI Corp.	5,356,260	1.6
			23,173,497	6 .9
		Total Common Stock (Cost $314,206,410)	327,061,751	97.2

See Accompanying Notes to Financial Statements

31

ING Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		Securities Lending Collateralcc(1) : 0.5%
816,579	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $816,592, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $832,911, due 07/01/42-02/20/61)	816,579	0.2
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.3
		1,816,579	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
8,252,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,252,000)	8,252,000	2.5

	Total Short-Term
	Investments
	(Cost $10,068,579)	10,068,579	3 .0

	Total Investments in Securities (Cost $324,274,989)	$337,130,330	100.2
	Liabilities in Excess of Other Assets	(575,775)	(0 .2)

	Net Assets	$336,554,555	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $325,733,766.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$23,205,744
Gross Unrealized Depreciation	(11,809,180)

Net Unrealized Appreciation	$11,396,564

See Accompanying Notes to Financial Statements

32

ING Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$327,061,751	$–	$–	$327,061,751
Short-Term Investments	8,252,000	1,816,579	–	10,068,579

Total Investments, at fair value	$335,313,751	$1,816,579	$–	$337,130,330

^	See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

33

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.6%
		Consumer Discretionary: 1.4%
708,000		Comcast Cable Communications LLC, 7.125%, 06/15/13	749,239	0.2
1,003,000		COX Communications, Inc., 4.625%, 06/01/13	1,038,432	0.3
571,000		Home Depot, Inc., 5.250%, 12/16/13	609,321	0.2
834,000		McDonald’s Corp., 0.750%, 05/29/15	834,621	0.2
409,000		Time Warner Cable, Inc., 7.500%, 04/01/14	453,681	0.1
1,265,000		Walt Disney Co/The, 0.875%, 12/01/14	1,273,718	0.4
			4,959,012	1.4

		Consumer Staples: 3.1%
750,000		Altria Group, Inc., 8.500%, 11/10/13	824,256	0.2
279,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	307,782	0.1
1,270,000	L	Coca-Cola Co/The, 0.750%, 03/13/15	1,273,581	0.4
750,000		Coca-Cola Co/The, 1.800%, 09/01/16	771,388	0.2
489,000		Colgate-Palmolive Co., 1.250%, 05/01/14	495,322	0.1
180,000		HJ Heinz Co., 1.500%, 03/01/17	179,870	0.1
750,000		Kellogg Co., 1.125%, 05/15/15	754,245	0.2
833,000	#	Kraft Foods Group, Inc., 1.625%, 06/04/15	842,530	0.3
345,000		Lorillard Tobacco Co., 3.500%, 08/04/16	360,128	0.1
658,000		PepsiCo, Inc., 0.875%, 10/25/13	659,784	0.2
350,000		PepsiCo, Inc./NC, 0.800%, 08/25/14	351,514	0.1
750,000		Philip Morris International, Inc., 2.500%, 05/16/16	787,978	0.2
693,000		Philip Morris International, Inc., 4.875%, 05/16/13	718,877	0.2
925,000		Procter & Gamble Co/The, 0.700%, 08/15/14	927,985	0.3
290,000		Procter & Gamble Co/The, 1.450%, 08/15/16	295,997	0.1
355,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	360,337	0.1
650,000		Wal-Mart Stores, Inc., 1.625%, 04/15/14	662,739	0.2
			10,574,313	3.1

		Energy: 2.4%
621,000		BP Capital Markets PLC, 1.068%, 03/11/14	625,614	0.2
633,000		BP Capital Markets PLC, 5.250%, 11/07/13	670,993	0.2

1,000,000		Cameron International Corp., 1.600%, 04/30/15	1,001,536	0.3
785,000		ConocoPhillips, 4.600%, 01/15/15	860,036	0.3
465,000		Enterprise Products Operating LP, 5.600%, 10/15/14	509,988	0.2
410,000		Petrobras International Finance Co. - Pifco, 2.875%, 02/06/15	417,227	0.1
833,000	#	Phillips 66, 1.950%, 03/05/15	839,617	0.2
1,385,000		Shell International Finance BV, 3.100%, 06/28/15	1,478,890	0.4
783,000		Spectra Energy Capital LLC, 5.900%, 09/15/13	822,885	0.2
792,000		Valero Energy Corp., 4.750%, 06/15/13	819,189	0.2
345,000		Weatherford International Ltd., Bermuda, 5.150%, 03/15/13	354,399	0.1
			8,400,374	2.4

		Financials: 17.6%
498,000	#	ABN Amro Bank NV, 3.000%, 01/31/14	500,381	0.2
612,000		Aegon NV, 1.747%, 12/31/49	273,338	0.1
749,000		Allstate Corp., 6.200%, 05/16/14	824,318	0.2
3,980,000		Ally Financial, Inc., 2.200%, 12/19/12	4,016,763	1.2
670,000		American Express Credit Corp., 1.750%, 06/12/15	678,191	0.2
400,000		American Express Co., 4.875%, 07/15/13	416,078	0.1
600,000	#	American Honda Finance Corp., 1.850%, 09/19/14	607,987	0.2
489,000		American International Group, Inc., 3.650%, 01/15/14	499,756	0.1
750,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	759,230	0.2
925,000		Bank of America Corp., 4.900%, 05/01/13	946,107	0.3
925,000	#,L	Bank of Montreal, 1.300%, 10/31/14	938,159	0.3
1,515,000		Bank of New York Mellon Corp./The, 1.200%, 02/20/15	1,524,335	0.4
777,000		Bank of Nova Scotia, 2.375%, 12/17/13	795,787	0.2
1,250,000		Barclays Bank PLC, 2.375%, 01/13/14	1,253,515	0.4
725,000		BB&T Corp., 2.050%, 04/28/14	740,215	0.2
700,000		BB&T Corp., 5.200%, 12/23/15	771,098	0.2
1,380,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1,441,650	0.4

See Accompanying Notes to Financial Statements

34

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

750,000		BlackRock, Inc., 1.375%, 06/01/15	756,008	0.2
667,000	#,L	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	668,597	0.2
569,000	#	Caisse Centrale Desjardins du Quebec, 1.700%, 09/16/13	574,842	0.2
439,000		Capital One Bank USA NA, 6.500%, 06/13/13	460,203	0.1
750,000		Caterpillar Financial Services Corp., 1.100%, 05/29/15	754,842	0.2
1,440,000		Caterpillar Financial Services Corp., 1.375%, 05/20/14	1,458,449	0.4
1,435,000		Citigroup, Inc., 5.125%, 05/05/14	1,497,151	0.4
523,000		Citigroup, Inc., 6.000%, 12/13/13	549,876	0.2
993,000		Citigroup, Inc., 2.650%, 03/02/15	993,640	0.3
624,000		Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 1.850%, 01/10/14	628,790	0.2
1,645,000		Credit Suisse/New York NY, 3.500%, 03/23/15	1,706,618	0.5
777,000		First Tennessee Bank NA, 4.625%, 05/15/13	794,013	0.2
505,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	509,516	0.2
400,000		General Electric Capital Corp., 4.750%, 09/15/14	429,248	0.1
625,000		General Electric Capital Corp., 2.100%, 01/07/14	635,003	0.2
1,775,000		General Electric Capital Corp., 2.150%, 01/09/15	1,806,235	0.5
1,000,000		General Electric Capital Corp., 3.750%, 11/14/14	1,050,596	0.3
2,540,000		Goldman Sachs Group, Inc./The, 0.958%, 01/12/15	2,397,618	0.7
500,000		Goldman Sachs Group, Inc./The, 1.466%, 02/07/14	494,258	0.1
791,000		Hartford Financial Services Group, Inc., 4.750%, 03/01/14	820,107	0.2
470,000		HCP, Inc., 2.700%, 02/01/14	477,728	0.1
372,000		Health Care REIT, Inc., 3.625%, 03/15/16	382,874	0.1
650,000		HSBC USA, Inc., 2.375%, 02/13/15	657,906	0.2
578,000		HSBC Finance Corp., 4.750%, 07/15/13	596,760	0.2
550,000	#	International Lease Finance Corp., 6.500%, 09/01/14	583,000	0.2
779,000		John Deere Capital Corp., 1.600%, 03/03/14	791,646	0.2

1,505,000		JPMorgan Chase & Co., 2.050%, 01/24/14	1,522,151	0.4
1,800,000		JPMorgan Chase & Co., 3.700%, 01/20/15	1,878,916	0.6
1,370,000		Merrill Lynch & Co., Inc., 5.000%, 02/03/14	1,417,549	0.4
400,000		MetLife, Inc., 2.375%, 02/06/14	408,339	0.1
900,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	901,220	0.3
1,121,000		Morgan Stanley, 2.875%, 01/24/14	1,108,885	0.3
280,000		Morgan Stanley, 6.000%, 04/28/15	289,661	0.1
748,000	#	National Australia Bank Ltd., 1.700%, 12/10/13	756,136	0.2
650,000		National Rural Utilities Cooperative Finance Corp., 1.125%, 11/01/13	654,177	0.2
314,000	#	New York Life Global Funding, 1.300%, 01/12/15	314,901	0.1
650,000	#	New York Life Global Funding, 1.850%, 12/13/13	658,189	0.2
331,000	#	Nordea Bank AB, 1.750%, 10/04/13	330,850	0.1
1,105,000		PNC Funding Corp., 4.250%, 09/21/15	1,201,748	0.4
510,000		ProLogis L.P., 7.625%, 08/15/14	561,340	0.2
1,500,000		Prudential Financial, Inc., 3.875%, 01/14/15	1,571,786	0.5
362,000		Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	363,719	0.1
1,220,000		Royal Bank of Canada, 1.150%, 03/13/15	1,223,739	0.4
678,000		Royal Bank of Scotland Group PLC, 3.250%, 01/11/14	680,983	0.2
850,000		SouthTrust Corp., 5.800%, 06/15/14	911,524	0.3
820,000		UBS AG, 2.250%, 08/12/13	822,789	0.2
353,000		UBS AG/Stamford CT, 2.250%, 01/28/14	354,969	0.1
373,000		US Bancorp, 2.200%, 11/15/16	385,245	0.1
1,209,000		US Bancorp, 1.125%, 10/30/13	1,215,161	0.4
757,000		Wachovia Bank NA, 4.800%, 11/01/14	807,228	0.2
500,000	#	WEA Finance LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14	545,838	0.2
			60,349,475	17.6

		Health Care: 3.2%
505,000		Amgen, Inc., 1.875%, 11/15/14	513,194	0.2
1,250,000		Covidien International Finance SA, 1.350%, 05/29/15	1,252,689	0.4

See Accompanying Notes to Financial Statements

35

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,101,000	Eli Lilly & Co., 4.200%, 03/06/14	1,168,330	0.3
1,117,000	GlaxoSmithKline Capital PLC, 0.750%, 05/08/15	1,117,814	0.3
750,000	Johnson & Johnson, 1.200%, 05/15/14	760,609	0.2
1,000,000	Medtronic, Inc., 3.000%, 03/15/15	1,061,998	0.3
1,155,000	Novartis Capital Corp., 2.900%, 04/24/15	1,222,763	0.4
450,000	Pfizer, Inc., 5.350%, 03/15/15	503,516	0.1
972,000	Sanofi-Aventis SA, 1.625%, 03/28/14	988,853	0.3
736,000	St. Jude Medical, Inc., 2.200%, 09/15/13	748,344	0.2
505,000	Teva Pharmaceutical Finance IV LLC, 1.700%, 11/10/14	515,593	0.2
880,000	Wyeth, 5.500%, 02/01/14	947,573	0.3
		10,801,276	3 .2

	Industrials: 0.6%
365,000	CSX Corp., 5.500%, 08/01/13	383,333	0.1
570,000	United Parcel Service, Inc., 3.875%, 04/01/14	601,696	0.2
1,000,000	United Technologies Corp., 1.200%, 06/01/15	1,012,503	0.3
		1,997,532	0 .6

	Information Technology: 2.4%
1,090,000	Cisco Systems, Inc., 1.625%, 03/14/14	1,111,259	0.3
1,000,000	Dell, Inc., 2.100%, 04/01/14	1,020,548	0.3
814,000	Hewlett-Packard Co., 1.250%, 09/13/13	813,652	0.2
1,025,000	International Business Machines Corp., 1.000%, 08/05/13	1,031,240	0.3
1,085,000	International Business Machines Corp., 0.550%, 02/06/15	1,078,788	0.3
1,156,000	Microsoft Corp., 2.950%, 06/01/14	1,209,057	0.4
1,141,000	Oracle Corp., 3.750%, 07/08/14	1,212,264	0.4
450,000	Texas Instruments, Inc., 0.875%, 05/15/13	451,991	0.1
384,000	Xerox Corp., 1.868%, 09/13/13	386,822	0.1
		8,315,621	2 .4

	Materials: 1.5%
458,000	ArcelorMittal USA, Inc., 6.500%, 04/15/14	485,965	0.2
910,000	Barrick Gold Corp., 1.750%, 05/30/14	921,690	0.3
445,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	482,286	0.1
1,050,000	Dow Chemical Co., 5.900%, 02/15/15	1,171,748	0.3

1,072,000		EI Du Pont de Nemours & Co., 5.000%, 07/15/13	1,120,550	0.3
670,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	668,223	0.2
321,000	#	Xstrata Canada Financial Corp., 2.850%, 11/10/14	327,325	0.1
			5,177,787	1 .5

		Telecommunication Services: 1.7%
500,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	535,510	0.2
1,050,000		SBC Communications, Inc., 5.100%, 09/15/14	1,147,140	0.3
3,310,000		Verizon Communications, Inc., 1.950%, 03/28/14	3,384,723	1.0
620,000		Vodafone Group PLC, 4.150%, 06/10/14	658,033	0.2
			5,725,406	1.7

		Utilities: 1.7%
679,000		Commonwealth Edison Co., 1.625%, 01/15/14	688,465	0.2
372,000		Dominion Resources, Inc./VA, 1.800%, 03/15/14	377,452	0.1
333,000		Entergy Louisiana LLC, 1.875%, 12/15/14	341,354	0.1
625,000		NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	634,431	0.2
823,000		Great Plains Energy, Inc., 2.750%, 08/15/13	835,328	0.2
840,000		PSEG Power LLC, 2.750%, 09/15/16	855,489	0.3
882,000		Sempra Energy, 2.000%, 03/15/14	896,239	0.3
786,000		Southern California Edison Co., 5.750%, 03/15/14	852,232	0.2
315,000		Southern Co., 4.150%, 05/15/14	333,031	0.1
			5,814,021	1 .7
	Total Corporate
	Bonds/Notes
	(Cost $121,213,053)		122,114,817	35.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.7%
1,134,160	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 2.343%, 04/13/29	1,139,418	0.3
1,490,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	1,508,851	0.4
647,508	#	Bear Stearns Deutsche Bank Trust, 4.724%, 09/15/27	683,058	0.2
890,325		CW Capital Cobalt Ltd., 5.927%, 05/15/46	891,928	0.3

See Accompanying Notes to Financial Statements

36

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

824,896	#	Extended Stay America Trust, 2.951%, 11/05/27	833,271	0.2
875,000		GE Capital Commercial Mortgage Corp., 5.308%, 11/10/45	886,852	0.3
991,070		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	1,014,924	0.3
251,901		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	252,457	0.1
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.865%, 03/15/46	1,010,288	0.3
1,264,185	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.491%, 12/12/44	1,265,459	0.4
698,398		JPMorgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	699,334	0.2
1,278,275		JPMorgan Chase Commerical Mortgage Securities Corp., 5.994%, 06/15/49	1,280,340	0.4
1,739,760		Morgan Stanley Capital I, 5.346%, 11/14/42	1,748,381	0.5
1,000,000		Morgan Stanley Capital I, 5.649%, 12/15/44	1,010,884	0.3
1,321,584		Morgan Stanley Capital I, 5.781%, 04/12/49	1,358,692	0.4
2,027,188		NCUA Guaranteed Notes, 1.600%, 10/29/20	2,054,352	0.6
1,212,005		Wachovia Bank Commercial Mortgage Trust, 5.230%, 07/15/41	1,212,281	0.3
799,987		Wachovia Bank Commercial Mortgage Trust, 5.927%, 06/15/49	854,248	0.2
	Total Collateralized Mortgage Obligations (Cost $19,700,650)		19,705,018	5.7

ASSET-BACKED SECURITIES: 5.1%
		Automobile Asset-Backed Securities: 3.0%
1,216,000		Ally Auto Receivables Trust, 1.000%, 10/17/16	1,223,107	0.4
1,679,000		Bank of America Auto Trust, 0.780%, 06/15/16	1,683,385	0.5
1,094,000		CarMax Auto Owner Trust, 0.890%, 09/15/16	1,097,904	0.3
1,107,000		Ford Credit Auto Owner Trust, 0.840%, 08/15/16	1,111,663	0.3
7,244		Harley-Davidson Motorcycle Trust, 3.320%, 02/15/17	7,282	0.0

382,000		Honda Auto Receivables Owner Trust, 0.910%, 05/15/18	383,158	0.1
383,000		Honda Auto Receivables Owner Trust, 0.970%, 04/16/18	385,027	0.1
239,000		Honda Auto Receivables Owner Trust, 1.550%, 08/18/17	243,396	0.1
1,200,000		Hyundai Auto Receivables Trust, 0.720%, 03/15/16	1,202,327	0.4
313,000		Nissan Auto Receivables Owner Trust, 1.240%, 01/16/18	317,312	0.1
653,000		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	657,045	0.2
325,000		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	325,776	0.1
1,104,000		Volkswagen Auto Loan Enhanced Trust, 0.850%, 08/22/16	1,108,355	0.3
312,000		Volkswagen Auto Loan Enhanced Trust, 1.980%, 09/20/17	320,653	0.1
			10,066,390	3.0

		Credit Card Asset-Backed Securities: 0.1%
429,000		Discover Card Master Trust, 0.810%, 08/15/17	429,811	0.1

		Other Asset-Backed Securities: 2.0%
122,137	#	ARES CLO Funds, 0.708%, 09/18/17	120,549	0.0
251,825	#	Atrium CDO Corp., 0.797%, 10/27/16	247,649	0.1
750,000		Atrium CDO Corp., 1.047%, 10/27/16	698,032	0.2
64,277	#	Callidus Debt Partners Fund Ltd., 0.967%, 05/15/15	63,983	0.0
141,110	#	Carlyle High Yield Partners, 0.837%, 08/11/16	139,614	0.0
107,417	#	Denali Capitala CLO IV Ltd., 0.838%, 08/23/16	106,456	0.0
500,000	#	Dryden Leveraged Loan CDO 2002-II, 2.768%, 09/17/16	486,482	0.1
502,470	#	First CLO Ltd., 0.778%, 12/14/16	499,412	0.2
4,725	#	First CLO Ltd., 0.816%, 07/27/16	4,722	0.0
500,000	#	First CLO Ltd., 1.468%, 12/14/16	481,705	0.1
250,000	#	First CLO Ltd., 2.766%, 07/27/16	235,103	0.1
500,000	#	Galaxy CLO Ltd., 2.017%, 01/15/16	499,795	0.2

See Accompanying Notes to Financial Statements

37

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

84,161	#	Granite Ventures Ltd., 0.727%, 12/15/17	83,769	0.0
500,000	#	Grayston CLO Ltd., 1.767%, 08/15/16	482,202	0.1
48,139	#	Gulf Stream Compass CLO Ltd., 0.827%, 07/15/16	47,984	0.0
950,000	#	Gulf Stream Compass CLO Ltd., 0.887%, 05/15/17	908,188	0.3
395,000	#	Hewett's Island CDO Ltd., 1.668%, 12/15/16	361,568	0.1
285,214	#	Katonah Ltd., 0.788%, 09/20/16	282,141	0.1
308,680	#	Landmark CDO Ltd., 1.317%, 01/15/16	307,022	0.1
324,119	#	Lightpoint CLO Ltd., 0.728%, 09/15/17	313,867	0.1
150,000	#	Olympic CLO Ltd., 1.367%, 05/15/16	147,824	0.1
366,923	#	Wind River CLO Ltd., 0.798%, 12/19/16	360,825	0.1
			6,878,892	2.0

	Total Asset-Backed
	Securities
	(Cost $17,288,944)		17,375,093	5.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.3%
		Federal Home Loan Bank: 2.0%
7,000,000		1.000%, due 03/28/22	7,011,424	2.0

		Federal Home Loan Mortgage Corporation: 0.0%##
219		1.875%, due 01/01/17	222	0.0
1,201		6.000%, due 04/01/13	1,261	0.0
1,413		6.000%, due 04/01/13	1,497	0.0
			2,980	0.0

		Federal National Mortgage Association: 0.3%##
4,465		1.944%, due 07/01/24	4,682	0.0
5,229		2.215%, due 12/01/17	5,297	0.0
959		6.000%, due 02/01/13	965	0.0
7,048		6.000%, due 04/01/13	7,505	0.0
27,151		6.000%, due 07/01/16	29,245	0.0
38,000		6.000%, due 03/01/17	41,810	0.0
30,444		6.000%, due 05/01/17	33,495	0.0
16,378		6.000%, due 09/01/17	18,020	0.0
317,820		6.500%, due 10/01/22	357,934	0.1
219,663		6.500%, due 02/01/29	255,327	0.1
61,775		6.500%, due 10/01/32	70,721	0.1
26,671		7.000%, due 10/01/32	31,538	0.0
18,325		7.000%, due 10/01/32	21,669	0.0
27,695		7.500%, due 08/01/27	31,822	0.0
			910,030	0.3

		Government National Mortgage Association: 0.0%
3,718		6.000%, due 04/15/13	3,784	0.0
8,427		9.000%, due 12/15/26	10,041	0.0
1,498		9.500%, due 03/15/20	1,507	0.0
5,722		9.500%, due 07/15/21	5,826	0.0
			21,158	0.0

	Total U.S. Government Agency Obligations (Cost $7,826,382)		7,945,592	2.3

U.S. TREASURY OBLIGATIONS: 48.1%
		U.S. Treasury Notes: 48.1%
69,829,000	0.250%, due 04/30/14	69,760,847	20.3
63,841,000	0.250%, due 05/31/14	63,776,202	18.6
19,575,000	0.250%, due 05/15/15	19,497,013	5.7
20,000	0.375%, due 06/15/15	19,989	0.0
11,884,000	0.625%, due 05/31/17	11,836,654	3.5

	Total U.S. Treasury
	Obligations
	(Cost $164,916,260)	164,890,705	48.1

	Total Long-Term
	Investments
	(Cost $330,945,289)	332,031,225	96.8

SHORT-TERM INVESTMENTS: 3.6%
		Securities Lending Collateralcc(1) : 0.6%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42-02/20/61)	1,000,000	0.3
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%- 5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.3
96,716	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $96,718, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $98,650, due 07/01/21- 04/01/42)	96,716	0.0
		2,096,716	0.6

See Accompanying Notes to Financial Statements

38

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
		Mutual Funds: 3.0%
10,129,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,129,000)	10,129,000	3.0

	Total Short-Term Investments (Cost $12,225,716)	12,225,716	3.6

	Total Investments in Securities (Cost $343,171,005)	$344,256,941	100.4
	Liabilities in Excess of Other Assets	(1,282,466)	(0.4)

	Net Assets	$342,974,475	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $343,220,793.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,599,017
Gross Unrealized Depreciation	(562,869)

Net Unrealized Appreciation	$1,036,148

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$122,114,817	$–	$122,114,817
Collateralized Mortgage Obligations	–	19,705,018	–	19,705,018
Short-Term Investments	10,129,000	2,096,716	–	12,225,716
U.S. Treasury Obligations	–	164,890,705	–	164,890,705
U.S. Government Agency Obligations	–	7,945,592	–	7,945,592
Asset-Backed Securities	–	17,375,093	–	17,375,093

Total Investments, at fair value	$10,129,000	$334,127,941	$–	$344,256,941

Other Financial Instruments+
Futures	53,268	–	–	53,268

Total Assets	$10,182,268	$334,127,941	$–	$344,310,209

See Accompanying Notes to Financial Statements

39

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Liabilities Table
Other Financial Instruments+
Swaps	$–	$(60,025)	$–	$(60,025)
Futures	(93,484)	–	–	(93,484)

Total Liabilities	$(93,484)	$(60,025)	$–	$(153,509)

^	See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Limited Maturity Bond Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	156	09/28/12	$34,349,250	$(10,140)
U.S. Treasury 5-Year Note	47	09/28/12	5,826,531	(711)
U.S. Treasury Ultra Long Bond	21	09/19/12	3,503,719	53,268

			$43,679,500	$42,417

Short Contracts
U.S. Treasury 10-Year Note	(164)	09/19/12	(21,873,500)	(74,723)
U.S. Treasury Long Bond	(14)	09/19/12	(2,071,562)	(7,910)

			$(23,945,062)	$(82,633)

ING Limited Maturity Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	CDX.NA.IG.18	Sell	1.000	06/20/17	USD 10,000,000	$ (60,025)	$49,498	$(109,523)

						$ (60,025)	$49,498	$(109,523)

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

40

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

A summary of derivatives instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Credit contracts	Upfront payments paid on OTC swap agreements Net	$49,498
Interest rate contracts	Assets-Unrealized appreciation*	53,268

Total Asset Derivatives		$102,766

Liability Derivatives

Credit contracts	Upfront payments paid on OTC swap agreements Net	$109,523
Interest rate contracts	Assets-Unrealized appreciation*	93,484

Total Liability Derivatives		$203,007

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total

Credit contracts	$–	$27,778	$27,778
Interest rate contracts	(459,393)	(1,317,828)	(1,804,999)

Total	$(459,393)	$(1,317,828)	$(1,777,221)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total

Credit contracts	$–	$(109,523)	$(109,523)
Interest rate contracts	46,125	1,190,311	1,236,436

Total	$46,125	$1,080,788	$1,126,913

See Accompanying Notes to Financial Statements

41

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 86.7%
		Consumer Discretionary: 18.8%
2,325,000		Affinion Group, Inc., 7.875%, 12/15/18	1,993,688	0.2
600,000	#	AMC Networks, Inc., 7.750%, 07/15/21	664,500	0.1
3,000,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	3,225,000	0.4
484,112		Caesars Entertainment Operating Co., Inc., 5.500%, 01/28/18	429,817	0.0
1,750,000		Harrah’s Operating Co., Inc., 10.000%, 12/15/18	1,205,312	0.1
750,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	772,500	0.1
EUR 250,000	#	Carlson Wagonlit BV, 7.500%, 06/15/19	314,003	0.0
1,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 04/30/18	1,638,750	0.2
900,000		CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	1,008,000	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,070,000	0.1
2,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.625%, 01/31/22	2,150,000	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	1,085,000	0.1
500,000	L	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	547,500	0.1
350,000	#	Ceridian Corp., 8.875%, 07/15/19	363,125	0.0
250,000	#	Chester Downs & Marina LLC, 9.250%, 02/01/20	261,250	0.0
2,500,000		CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	2,650,000	0.3
2,000,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	2,190,000	0.3
1,500,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,638,750	0.2
2,500,000	#	Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	2,456,250	0.3
EUR 2,500,000		Conti-Gummi Finance BV, 7.125%, 10/15/18	3,365,287	0.4
EUR 500,000		Conti-Gummi Finance BV, 7.500%, 09/15/17	678,626	0.1

2,000,000		Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	2,167,500	0.2
1,300,000	#	CSC Holdings LLC, 6.750%, 11/15/21	1,391,000	0.2
2,000,000		CSC Holdings LLC, 7.625%, 07/15/18	2,245,000	0.3
3,000,000		CSC Holdings LLC, 7.875%, 02/15/18	3,382,500	0.4
3,000,000		CSC Holdings LLC, 8.625%, 02/15/19	3,480,000	0.4
2,000,000		DineEquity, Inc., 9.500%, 10/30/18	2,200,000	0.3
1,500,000		DISH DBS Corp., 6.625%, 10/01/14	1,616,250	0.2
2,000,000		DISH DBS Corp., 6.750%, 06/01/21	2,170,000	0.3
4,000,000		DISH DBS Corp., 7.125%, 02/01/16	4,410,000	0.5
2,400,000		DISH DBS Corp., 7.875%, 09/01/19	2,778,000	0.3
2,000,000		Easton-Bell Sports, Inc., 9.750%, 12/01/16	2,197,500	0.3
1,500,000		Emergency Medical Services Corp., 8.125%, 06/01/19	1,573,125	0.2
1,884,000		Entravision Communications Corp., 8.750%, 08/01/17	2,006,460	0.2
1,000,000	L	Exide Technologies, 8.625%, 02/01/18	793,750	0.1
1,500,000	L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,595,625	0.2
2,250,000		Harrah’s Operating Co., Inc., 11.250%, 06/01/17	2,466,562	0.3
750,000	#	Hyva Global BV, 8.625%, 03/24/16	645,000	0.1
367,000		Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	368,835	0.0
750,000		Inergy L.P./Inergy Finance Corp., 7.000%, 10/01/18	776,250	0.1
500,000	#	inVentiv Health, Inc., 10.000%, 08/15/18	430,000	0.0
1,000,000	#	Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.500%, 12/01/19	1,098,750	0.1
250,000	#	Jaguar Land Rover PLC, 7.750%, 05/15/18	258,750	0.0
1,000,000	#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,037,500	0.1
1,000,000		Jarden Corp., 7.500%, 01/15/20	1,097,500	0.1
1,000,000		Jarden Corp., 8.000%, 05/01/16	1,095,000	0.1
2,000,000	L	Lamar Media Corp., 7.875%, 04/15/18	2,210,000	0.3
500,000	#	Lamar Media Corp., 5.875%, 02/01/22	515,000	0.1
550,000		Lear Corp., 7.875%, 03/15/18	609,813	0.1
1,000,000		Levi Strauss & Co., 7.625%, 05/15/20	1,067,500	0.1
325,000		Limited Brands, Inc., 7.000%, 05/01/20	362,375	0.0

See Accompanying Notes to Financial Statements

42

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,000,000		LIN Television Corp., 8.375%, 04/15/18	1,027,500	0.1
750,000		Ltd. Brands, Inc., 5.625%, 02/15/22	776,250	0.1
850,000		Ltd. Brands, Inc., 6.625%, 04/01/21	932,875	0.1
300,000	L	Marina District Finance Co., Inc., 9.500%, 10/15/15	292,500	0.0
750,000	L	Marina District Finance Co., Inc., 9.875%, 08/15/18	710,625	0.1
750,000		McClatchy Co., 11.500%, 02/15/17	781,875	0.1
1,000,000		MGM Mirage, 7.500%, 06/01/16	1,040,000	0.1
1,000,000	#,L	MGM Resorts International, 8.625%, 02/01/19	1,075,000	0.1
2,500,000		MGM Mirage, 7.625%, 01/15/17	2,593,750	0.3
2,000,000		MGM Resorts International, 9.000%, 03/15/20	2,230,000	0.3
1,000,000		MGM Resorts International, 10.375%, 05/15/14	1,132,500	0.1
2,000,000		MGM Resorts International, 10.000%, 11/01/16	2,225,000	0.3
3,000,000		MGM Resorts International, 11.125%, 11/15/17	3,382,500	0.4
EUR 400,000		Nara Cable Funding Ltd., 8.875%, 12/01/18	445,457	0.0
500,000	#	Nara Cable Funding Ltd., 8.875%, 12/01/18	432,500	0.0
300,000		New Albertsons, Inc., 6.570%, 02/23/28	211,875	0.0
1,750,000		New Albertsons, Inc., 7.750%, 06/15/26	1,391,250	0.2
1,000,000		Newsday Term A LLC, 10.500%, 08/01/13	1,021,667	0.1
3,000,000		Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,337,500	0.4
1,302,000		Nielsen Finance LLC/Nielsen Finance Co., 11.500%, 05/01/16	1,487,535	0.2
200,000		Oshkosh Corp., 8.250%, 03/01/17	220,000	0.0
200,000		Oshkosh Corp., 8.500%, 03/01/20	223,000	0.0
2,000,000	#,L	Petco Animal Supplies, Inc., 9.250%, 12/01/18	2,195,000	0.3
1,500,000		Phillips-Van Heusen Corp., 7.375%, 05/15/20	1,668,750	0.2
1,000,000	#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	925,000	0.1
750,000	#	Prestige Brands, Inc., 8.125%, 02/01/20	826,875	0.1
550,000		Production Resource Group, Inc., 8.875%, 05/01/19	418,000	0.0
1,000,000		Quebecor Media, Inc., 7.750%, 03/15/16	1,030,000	0.1

1,879,000		Quebecor Media, Inc., 7.750%, 03/15/16	1,935,370	0.2
2,233,125		Quintiles Transnational Corp., 5.000%, 06/08/18	2,210,794	0.3
1,500,000	#	QVC, Inc., 7.375%, 10/15/20	1,662,951	0.2
1,500,000	#	QVC, Inc., 7.500%, 10/01/19	1,666,209	0.2
2,000,000	L	Regal Entertainment Group, 9.125%, 08/15/18	2,210,000	0.3
1,500,000		Roadhouse Financing, Inc., 10.750%, 10/15/17	1,443,750	0.2
750,000		Sally Holdings LLC / Sally Capital, Inc., 5.750%, 06/01/22	788,438	0.1
650,000	L	Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	710,125	0.1
EUR 1,000,000		Schaeffler Finance BV, 7.750%, 02/15/17	1,324,158	0.2
1,000,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	1,047,500	0.1
2,000,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	2,145,000	0.2
EUR 500,000		Schaeffler Finance BV, 8.750%, 02/15/19	673,089	0.1
750,000		Scientific Games Corp., 8.125%, 09/15/18	808,125	0.1
675,000	#	Seneca Gaming Corp., 8.250%, 12/01/18	695,250	0.1
500,000		ServiceMaster Co/TN, 8.000%, 02/15/20	546,875	0.1
300,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 03/15/20	313,500	0.0
750,000		Tenneco, Inc., 7.750%, 08/15/18	817,500	0.1
4,998,000		Tomkins LLC / Tomkins, Inc., 9.000%, 10/01/18	5,585,265	0.6
3,530,000	#	TRW Automotive, Inc., 7.250%, 03/15/17	4,050,675	0.5
EUR 250,000	#	Unitymedia GmbH/Old, 9.500%, 03/15/21	344,849	0.0
EUR 350,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	462,857	0.1
750,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	798,750	0.1
1,000,000	#	Univision Communications, Inc., 6.875%, 05/15/19	1,035,000	0.1
4,500,000	#	Univision Communications, Inc., 7.875%, 11/01/20	4,837,500	0.6
500,000	#	UR Financing Escrow Corp., 5.750%, 07/15/18	521,250	0.1

See Accompanying Notes to Financial Statements

43

PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)
ING PIMCO High Yield Portfolio

1,250,000	#	UR Financing Escrow Corp., 7.375%, 05/15/20	1,309,375	0.2
2,500,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	2,625,000	0.3
2,000,000		Visant Corp., 10.000%, 10/01/17	1,995,000	0.2
1,500,000		WMG Acquisition Corp., 9.500%, 06/15/16	1,642,500	0.2
1,000,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	1,045,000	0.1
750,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	755,625	0.1
2,000,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	2,225,000	0.3
			162,019,967	18.8

		Consumer Staples: 3.2%
1,100,000		American Stores Co., 8.000%, 06/01/26	924,000	0.1
1,442,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,445,605	0.2
1,986,000	&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	2,043,097	0.3
2,000,000		Central Garden and Pet Co., 8.250%, 03/01/18	2,015,000	0.2
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,148,750	0.1
2,000,000		Del Monte Corp., 7.625%, 02/15/19	2,027,500	0.2
2,500,000		Hertz Corp./The, 6.750%, 04/15/19	2,612,500	0.3
2,500,000		Hertz Corp./The, 7.375%, 01/15/21	2,687,500	0.3
1,050,000	#	Live Nation Entertainment, Inc., 8.125%, 05/15/18	1,077,563	0.1
2,500,000		Michael Foods, Inc., 9.750%, 07/15/18	2,756,250	0.3
1,500,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,528,125	0.2
500,000	#	Post Holdings, Inc., 7.375%, 02/15/22	528,750	0.1
750,000	#	Simmons Foods, Inc., 10.500%, 11/01/17	708,750	0.1
2,500,000		Smithfield Foods, Inc., 7.750%, 07/01/17	2,778,125	0.3
1,500,000		Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	1,702,500	0.2
750,000	#	Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	851,250	0.1
1,000,000		TreeHouse Foods, Inc., 7.750%, 03/01/18	1,086,250	0.1
			27,921,515	3.2

		Energy: 9.9%
1,250,000	L	Arch Coal, Inc., 7.250%, 06/15/21	1,053,125	0.1
1,000,000		Arch Coal, Inc., 7.250%, 10/01/20	850,000	0.1
2,000,000	L	Arch Coal, Inc., 7.000%, 06/15/19	1,700,000	0.2
250,000		Atwood Oceanics, Inc., 6.500%, 02/01/20	262,500	0.0
1,125,000		Berry Petroleum Co., 6.750%, 11/01/20	1,181,250	0.1
500,000	L	Chesapeake Energy Corp., 6.625%, 08/15/20	497,500	0.1
1,425,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,460,625	0.2
3,750,000	L	Chesapeake Energy Corp., 9.500%, 02/15/15	4,059,375	0.5
710,000		Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17	735,294	0.1
100,000		Cie Generale de Geophysique-Veritas, 9.500%, 05/15/16	109,750	0.0
276,000	#	Coffeyville Resources LLC, 9.000%, 04/01/15	295,320	0.0
1,000,000		Colorado Interstate Gas Co., 6.850%, 06/15/37	1,107,558	0.1
2,100,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	2,194,500	0.3
1,750,000		Consol Energy, Inc., 8.250%, 04/01/20	1,846,250	0.2
3,000,000		Consol Energy, Inc., 8.000%, 04/01/17	3,127,500	0.4
275,000		Continental Resources, Inc., 7.375%, 10/01/20	308,000	0.0
50,000		Continental Resources, Inc., 8.250%, 10/01/19	56,125	0.0
1,500,000		Continental Resources, Inc./OK, 7.125%, 04/01/21	1,680,000	0.2
1,500,000		Denbury Resources, Inc., 8.250%, 02/15/20	1,650,000	0.2
1,000,000		Denbury Resources, Inc., 9.750%, 03/01/16	1,103,750	0.1
150,000		El Paso Corp., 8.050%, 10/15/30	171,063	0.0
500,000		El Paso Natural Gas Co., 5.950%, 04/15/17	567,198	0.1
625,000		El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	728,936	0.1
1,850,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	2,039,625	0.2
2,500,000		Enterprise Products Operating L.P., 8.375%, 08/01/66	2,711,717	0.3
500,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 6.875%, 05/01/19	523,125	0.1
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	884,537	0.1

See Accompanying Notes to Financial Statements

44

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,500,000	L	Forest Oil Corp., 7.250%, 06/15/19	1,383,750	0.2
1,500,000		Forest Oil Corp., 8.500%, 02/15/14	1,567,500	0.2
4,000,000		Kinder Morgan Finance Co. ULC, 5.700%, 01/05/16	4,230,000	0.5
2,050,000		Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,219,125	0.3
600,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, 11/01/20	640,500	0.1
1,050,000		Newfield Exploration Co., 6.875%, 02/01/20	1,123,500	0.1
2,250,000		Newfield Exploration Co., 7.125%, 05/15/18	2,393,438	0.3
2,000,000	#	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17	1,670,000	0.2
1,500,000	#,L	NGPL PipeCo LLC, 7.119%, 12/15/17	1,507,500	0.2
1,000,000	#,L	NGPL PipeCo LLC, 9.625%, 06/01/19	1,075,000	0.1
1,000,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	995,000	0.1
2,000,000	#	OGX Petroleo e Gas Participacoes SA, 8.500%, 06/01/18	1,790,000	0.2
500,000		Peabody Energy Corp., 6.500%, 09/15/20	508,750	0.1
1,250,000	#	Peabody Energy Corp., 6.000%, 11/15/18	1,250,000	0.1
1,000,000	#	Peabody Energy Corp., 6.250%, 11/15/21	995,000	0.1
1,250,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	1,246,875	0.1
2,000,000		Petrohawk Energy Corp., 7.250%, 08/15/18	2,252,972	0.3
1,000,000		Plains Exploration & Production Co., 6.625%, 05/01/21	1,015,000	0.1
1,250,000		Plains Exploration & Production Co., 6.750%, 02/01/22	1,281,250	0.1
2,500,000		Plains Exploration & Production Co., 7.625%, 04/01/20	2,650,000	0.3
1,000,000		Quicksilver Resources, Inc., 11.750%, 01/01/16	978,750	0.1
1,000,000		Range Resources Corp., 6.750%, 08/01/20	1,090,000	0.1
1,000,000		Range Resources Corp., 5.750%, 06/01/21	1,050,000	0.1
1,475,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/01/18	1,559,813	0.2
2,000,000	#,L	Rockies Express Pipeline LLC, 5.625%, 04/15/20	1,830,000	0.2

5,000,000		SandRidge Energy, Inc., 7.500%, 03/15/21	4,962,500	0.6
2,000,000	#	SandRidge Energy, Inc., 8.125%, 10/15/22	2,022,500	0.2
5,260,000	±,X	SemGroup Corp. Escrow	–	–
4,000,000		Sonat, Inc., 7.000%, 02/01/18	4,360,216	0.5
750,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.375%, 08/01/22	751,875	0.1
1,250,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	1,356,250	0.2
264,000		Thermon Industries, Inc., 9.500%, 05/01/17	291,720	0.0
600,000		Whiting Petroleum Corp., 6.500%, 10/01/18	642,000	0.1
			85,595,407	9.9

		Financials: 13.3%
3,000,000		American International Group, Inc., 8.175%, 05/15/58	3,270,000	0.4
2,000,000	Z	Ally Financial, Inc., 6.000%, 06/15/15	1,695,000	0.2
2,500,000	L	Ally Financial, Inc., 8.000%, 11/01/31	2,898,905	0.3
2,500,000		Ally Financial, Inc., 5.500%, 02/15/17	2,542,945	0.3
2,500,000		Ally Financial, Inc., 7.500%, 12/31/13	2,656,250	0.3
1,750,000		Ally Financial, Inc., 7.500%, 09/15/20	1,973,125	0.2
5,000,000		Ally Financial, Inc., 8.300%, 02/12/15	5,462,500	0.6
GBP 1,000,000	L	American International Group, Inc., 8.625%, 05/22/38	1,588,078	0.2
1,000,000		Ashtead Capital, 6.250%, 07/05/22	1,000,000	0.1
GBP 1,000,000		Barclays Bank PLC, 14.000%, 11/29/49	1,785,407	0.2
1,250,000	#	Brickman Group Holdings, Inc., 9.125%, 11/01/18	1,225,000	0.1
2,000,000		CIT Group, Inc., 5.250%, 03/15/18	2,067,500	0.2
1,000,000		CIT Group, Inc., 5.000%, 05/15/17	1,030,625	0.1
1,150,000	L	Credit Agricole S.A., 9.750%, 06/29/49	1,060,875	0.1
350,000		E*Trade Financial Corp., 6.750%, 06/01/16	357,875	0.0
1,000,000		Ford Motor Credit Co., LLC, 5.625%, 09/15/15	1,089,515	0.1
2,000,000		Ford Motor Credit Co., LLC, 6.625%, 08/15/17	2,278,448	0.3
1,000,000		Ford Motor Credit Co., LLC, 8.125%, 01/15/20	1,225,881	0.2
3,000,000		Ford Motor Credit Co., LLC, 8.000%, 06/01/14	3,329,673	0.4

See Accompanying Notes to Financial Statements

45

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,000,000		Ford Motor Credit Co., LLC, 8.700%, 10/01/14	1,141,064	0.1
9,000,000		Ford Motor Credit Co., LLC, 8.000%, 12/15/16	10,671,372	1.2
1,600,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,000,000	0.2
1,375,000	#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,586,406	0.2
EUR 1,500,000		GMAC International Finance BV, 7.500%, 04/21/15	1,988,421	0.2
EUR 1,000,000		HBOS PLC, 1.327%, 03/29/16	990,256	0.1
500,000		Host Hotels & Resorts L.P., 6.000%, 10/01/21	551,250	0.1
1,500,000		Host Hotels & Resorts, Inc., 9.000%, 05/15/17	1,668,750	0.2
2,500,000		Host Hotels & Resorts, Inc., 6.000%, 11/01/20	2,725,000	0.3
1,000,000		International Lease Finance Corp., 5.875%, 05/01/13	1,027,500	0.1
750,000		International Lease Finance Corp., 6.250%, 05/15/19	764,250	0.1
1,250,000	#	International Lease Finance Corp., 6.750%, 09/01/16	1,350,000	0.2
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,491,875	0.3
1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	1,148,385	0.1
3,000,000		International Lease Finance Corp., 8.625%, 09/15/15	3,326,250	0.4
3,000,000		International Lease Finance Corp., 8.750%, 03/15/17	3,382,500	0.4
EUR 1,150,000		LBG Capital No.1 PLC, 6.439%, 05/23/20	1,167,901	0.1
GBP 550,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	744,663	0.1
3,350,000	#	LBG Capital No.1 PLC, 7.875%, 11/01/20	3,065,250	0.4
500,000	#	LBG Capital No.1 PLC, 8.000%, 12/29/49	425,000	0.1
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	62,825	0.0
500,000		PHH Corp., 9.250%, 03/01/16	533,750	0.1
3,000,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.250%, 09/01/17	3,187,500	0.4
750,000	#	QBE Capital Funding III Ltd.., 7.250%, 05/24/41	677,883	0.1
EUR 500,000		RBS Capital Trust A, 2.753%, 12/29/49	338,522	0.0
1,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 08/15/19	1,087,500	0.1

1,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 02/15/21	955,000	0.1
2,000,000	#	Reynolds Group Issuer, Inc., 9.000%, 04/15/19	2,005,000	0.2
750,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	779,062	0.1
3,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	3,116,250	0.4
500,000	#	Reynolds Group Issuer, Inc., 6.875%, 02/15/21	522,500	0.1
3,700,000	#	Reynolds Group Issuer, Inc., 8.500%, 05/15/18	3,644,500	0.4
1,000,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, 10/15/16	1,057,500	0.1
EUR 1,000,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.000%, 12/15/16	1,202,227	0.1
2,500,000	#	Reynolds Group Issuer, Inc., 7.125%, 04/15/19	2,631,250	0.3
500,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19	520,625	0.1
1,750,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	1,365,000	0.2
3,100,000		Royal Bank of Scotland Group PLC, 7.640%, 03/31/49	2,092,500	0.3
275,000		SLM Corp., 0.766%, 01/27/14	262,796	0.0
750,000		SLM Corp., 8.000%, 03/25/20	825,000	0.1
2,075,000		SLM Corp., 8.450%, 06/15/18	2,334,375	0.3
500,000		Smurfit Capital Funding PLC, 7.500%, 11/20/25	502,500	0.1
375,000	#	Societe Generale, 5.922%, 12/31/49	255,000	0.0
1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	803,120	0.1
GBP 200,000		Towergate Finance PLC, 8.500%, 02/15/18	292,869	0.0
GBP 300,000		Towergate Finance PLC, 10.500%, 02/15/19	413,463	0.1
970,000		UBS Preferred Funding Trust V, 6.243%, 05/29/49	921,500	0.1

See Accompanying Notes to Financial Statements

46

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

EUR 1,000,000		UPCB Finance Ltd., 7.625%, 01/15/20	1,335,105	0.2
			114,478,817	13.3

		Health Care: 9.8%
1,800,000		Alere, Inc., 8.625%, 10/01/18	1,827,000	0.2
450,000		American Renal Holdings, 8.375%, 05/15/18	478,125	0.1
3,000,000	&	Biomet, Inc., 10.375%, 10/15/17	3,221,250	0.4
7,000,000		Biomet, Inc., 11.625%, 10/15/17	7,586,250	0.9
1,185,000		Community Health Systems, Inc., 8.875%, 07/15/15	1,217,587	0.1
8,091		CHS/Community Health Systems, Inc., 3.960%, 01/25/17	7,971	0.0
303,394		CHS/Community Health Systems, Inc., 3.970%, 01/25/17	298,914	0.0
325,121		Community Health Systems, Inc. - TL B, 2.500%, 07/25/14	320,966	0.0
190,434		Community Health Systems, Inc. - TL B, 2.720%, 07/25/14	188,000	0.0
2,500,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	2,525,000	0.3
1,025,000		DaVita, Inc., 6.375%, 11/01/18	1,060,875	0.1
2,000,000		DaVita, Inc., 6.625%, 11/01/20	2,095,000	0.2
3,500,000		DJO Finance LLC / DJO Finance Corp., 7.750%, 04/15/18	2,905,000	0.3
1,500,000		Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	1,638,750	0.2
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,045,000	0.1
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,043,750	0.1
1,750,000		Grifols, Inc., 8.250%, 02/01/18	1,885,625	0.2
1,500,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,616,250	0.2
3,750,000		HCA, Inc., 6.500%, 02/15/20	4,073,438	0.5
2,650,000		HCA, Inc., 7.250%, 09/15/20	2,928,250	0.3
3,500,000		HCA, Inc., 7.500%, 02/15/22	3,823,750	0.4
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,250,000	0.3
3,500,000		HCA, Inc., 8.500%, 04/15/19	3,937,500	0.5
1,500,000	#	Health Management Associates, Inc., 7.375%, 01/15/20	1,603,125	0.2
3,000,000		Hologic, Inc., 01/29/13	2,977,500	0.3
1,000,000	#	Multiplan, Inc., 9.875%, 09/01/18	1,100,000	0.1
875,000	#	Mylan, Inc./PA, 7.625%, 07/15/17	966,875	0.1

3,000,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	3,378,750	0.4
2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,220,000	0.3
997,500		Pharmaceutical Product Development, 6.250%, 12/05/18	1,004,233	0.1
2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,125,000	0.3
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,040,000	0.1
2,020,000		Tenet Healthcare Corp., 10.000%, 05/01/18	2,323,000	0.3
1,000,000		Universal Health Services, Inc., 7.000%, 10/01/18	1,080,000	0.1
500,000	#	Valeant Pharmaceuticals International, 6.500%, 07/15/16	525,000	0.1
1,000,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,047,500	0.1
2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	2,233,312	0.3
4,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	4,060,000	0.5
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	503,750	0.1
3,000,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,082,500	0.4
5,000,000		Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, 7.750%, 09/15/18	5,387,500	0.6
			84,632,296	9.8

		Industrials: 7.2%
2,500,000	#	Aguila 3 SA, 7.875%, 01/31/18	2,587,500	0.3
2,000,000	#	AMGH Merger Sub, Inc., 9.250%, 11/01/18	2,090,000	0.2
500,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	531,250	0.1
1,000,000		ArvinMeritor, Inc., 8.125%, 09/15/15	1,058,750	0.1
2,000,000	L	Associated Materials LLC, 9.125%, 11/01/17	1,795,000	0.2
2,000,000	#	Aviation Capital Group, 7.125%, 10/15/20	2,043,530	0.2
1,500,000	L	BE Aerospace, Inc., 6.875%, 10/01/20	1,665,000	0.2
EUR 750,000		Bombardier, Inc., 6.125%, 05/15/21	951,500	0.1
1,400,000	#	Bombardier, Inc., 7.500%, 03/15/18	1,541,750	0.2

See Accompanying Notes to Financial Statements

47

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,600,000	#	C8 Capital SPV Ltd., 6.640%, 12/31/49	960,000	0.1
750,000	#	Calcipar SA, 6.875%, 05/01/18	742,500	0.1
1,500,000		Case New Holland, Inc., 7.875%, 12/01/17	1,740,000	0.2
1,750,000	#	CMA CGM SA, 8.500%, 04/15/17	971,250	0.1
119,666		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	121,760	0.0
120,865		Continental Airlines Pass Through Trust, 6.920%, 04/02/13	119,579	0.0
1,000,000		Corrections Corp. of America, 7.750%, 06/01/17	1,087,500	0.1
700,000		Covanta Holding Corp., 7.250%, 12/01/20	762,118	0.1
2,000,000		Esterline Technologies Corp., 7.000%, 08/01/20	2,210,000	0.3
750,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	787,500	0.1
1,500,000		Griffon Corp., 7.125%, 04/01/18	1,530,000	0.2
EUR 400,000		Grohe Holding GmbH, 4.662%, 09/15/17	479,625	0.1
1,000,000	#	HD Supply, Inc., 8.125%, 04/15/19	1,082,500	0.1
1,000,000	#,L	HD Supply, Inc., 11.000%, 04/15/20	1,078,750	0.1
1,000,000		Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,047,500	0.1
1,750,000		Interactive Data Corp., 10.250%, 08/01/18	1,946,875	0.2
2,050,000	L	Manitowoc Co., Inc., 8.500%, 11/01/20	2,224,250	0.3
2,500,000	#,L	Masonite International Corp., 8.250%, 04/15/21	2,587,500	0.3
665,000		Mueller Water Products, Inc., 8.750%, 09/01/20	741,475	0.1
1,250,000		Polymer Group, Inc., 7.750%, 02/01/19	1,326,563	0.2
1,000,000		Polypore International, Inc., 7.500%, 11/15/17	1,066,250	0.1
6,000,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	6,540,000	0.8
1,000,000		SPX Corp., 6.875%, 09/01/17	1,095,000	0.1
5,500,000		TransDigm, Inc., 7.750%, 12/15/18	6,063,750	0.7
72,804		UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16	83,092	0.0
2,003,727		United Airlines, Inc., 9.750%, 01/15/17	2,279,239	0.3
3,000,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	3,172,500	0.4
1,050,000	#	USG Corp., 8.375%, 10/15/18	1,107,750	0.1

2,250,000	&	VWR Funding, Inc., 10.250%, 07/15/15	2,328,750	0.3
			61,547,856	7.2

		Information Technology: 3.4%
750,000	#,L	Alliance Data Systems Corp., 6.375%, 04/01/20	772,500	0.1
1,250,000	#	Audatex North America, Inc., 6.750%, 06/15/18	1,321,875	0.1
2,500,000	#	Avaya, Inc., 7.000%, 04/01/19	2,331,250	0.3
250,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	263,125	0.0
1,250,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	1,359,375	0.2
2,500,000	#	CommScope, Inc., 8.250%, 01/15/19	2,656,250	0.3
1,250,000		Fidelity National Information Services, Inc., 7.625%, 07/15/17	1,384,375	0.2
1,762,369		First Data Corp., 3.000%, 09/24/14	1,695,041	0.2
2,000,000	#	First Data Corp., 8.250%, 01/15/21	2,010,000	0.2
76,000	L	First Data Corp., 9.875%, 09/24/15	77,330	0.0
775,000		Mantech International Corp., 7.250%, 04/15/18	817,625	0.1
575,000	L	NXP BV/NXP Funding, LLC, 3.208%, 10/15/13	575,719	0.1
1,500,000	#	Sensata Technologies BV, 6.500%, 05/15/19	1,556,250	0.2
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,601,250	0.2
2,500,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	2,693,750	0.3
2,000,000	L	SunGard Data Systems, Inc., 7.625%, 11/15/20	2,140,000	0.2
EUR 1,000,000		UPC Holding BV, 8.000%, 11/01/16	1,325,614	0.2
EUR 3,500,000	L	UPC Holding BV, 8.375%, 08/15/20	4,606,429	0.5
			29,187,758	3.4

		Materials: 9.0%
3,750,000		Aleris International, Inc., 7.625%, 02/15/18	3,825,000	0.5
838,937	#,&,L	ARD Finance SA, 11.125%, 06/01/18	784,406	0.1
250,000	#	Ardagh Packaging Finance Plc, 7.375%, 10/15/17	266,875	0.0
EUR 1,500,000	L	Ardagh Packaging Finance Plc, 9.250%, 10/15/20	1,919,609	0.2
1,000,000		Berry Plastics Corp., 9.500%, 05/15/18	1,070,000	0.1
2,000,000		Berry Plastics Corp., 9.750%, 01/15/21	2,185,000	0.3

See Accompanying Notes to Financial Statements

48

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,082,500	0.1
375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	408,750	0.1
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,145,000	0.3
1,000,000		Celanese US Holdings LLC, 5.875%, 06/15/21	1,073,750	0.1
1,000,000		Celanese US Holdings LLC, 6.625%, 10/15/18	1,092,500	0.1
1,250,000	#,L	Cemex SAB de CV, 9.000%, 01/11/18	1,121,875	0.1
1,000,000		CF Industries, Inc., 7.125%, 05/01/20	1,220,000	0.2
750,000		CF Industries, Inc., 6.875%, 05/01/18	891,562	0.1
1,500,000		Chemtura Corp., 7.875%, 09/01/18	1,584,375	0.2
2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	2,050,000	0.2
2,000,000	#	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,130,000	0.3
1,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	1,007,500	0.1
1,750,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	1,767,500	0.2
1,500,000		Georgia-Pacific Corp., 8.000%, 01/15/24	2,009,255	0.2
2,500,000		Graphic Packaging International, Inc., 7.875%, 10/01/18	2,762,500	0.3
4,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	4,100,000	0.5
2,000,000	L	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	1,735,000	0.2
4,000,000	L	Huntsman International LLC, 8.625%, 03/15/21	4,530,000	0.5
1,000,000	#	Ineos Finance PLC, 7.500%, 05/01/20	1,012,500	0.1
EUR 500,000	L	Ineos Finance PLC, 9.250%, 05/15/15	677,044	0.1
1,000,000	#	Ineos Finance PLC, 9.000%, 05/15/15	1,060,000	0.1
2,750,000	#,L	Ineos Group Holdings PLC, 8.500%, 02/15/16	2,536,875	0.3
750,000	#	Inmet Mining Corp., 8.750%, 06/01/20	746,250	0.1
1,800,000	#	Kinove German Bondco GmbH, 9.625%, 06/15/18	1,863,000	0.2
2,000,000	#	LyondellBasell Industries NV, 5.000%, 04/15/19	2,107,500	0.3
1,000,000	#	LyondellBasell Industries NV, 5.750%, 04/15/24	1,075,000	0.1

700,000	L	Momentive Performance Materials, Inc., 9.000%, 01/15/21	533,750	0.1
3,500,000		Novelis, Inc./GA, 8.375%, 12/15/17	3,762,500	0.4
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,247,500	0.4
EUR 902,500	L	OXEA Finance/Cy SCA, 9.625%, 07/15/17	1,224,919	0.2
1,100,000	#	OXEA Finance, 9.500%, 07/15/17	1,174,250	0.1
1,000,000	#	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18	1,015,000	0.1
500,000	#	Roofing Supply Group LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	525,000	0.1
750,000	#	Sappi Papier Holding GmbH, 7.750%, 07/15/17	762,187	0.1
250,000		Scotts Miracle-Gro Co., 7.250%, 01/15/18	271,250	0.0
1,750,000	#	Sealed Air Corp., 8.125%, 09/15/19	1,960,000	0.2
2,000,000	#	Sealed Air Corp., 8.375%, 09/15/21	2,270,000	0.3
275,000		Smurfit Kappa Funding PLC, 7.750%, 04/01/15	279,125	0.0
200,000		Steel Dynamics, Inc., 7.750%, 04/15/16	207,000	0.0
250,000		Steel Dynamics, Inc., 7.625%, 03/15/20	268,750	0.0
EUR 1,000,000	L	Styrolution GmbH, 7.625%, 05/15/16	1,089,914	0.1
1,000,000	#	Taminco Global Chemical Corp., 9.750%, 03/31/20	1,032,500	0.1
1,986,000		Teck Resources Ltd., 10.750%, 05/15/19	2,391,172	0.3
359,000		Teck Resources Ltd., 10.250%, 05/15/16	401,056	0.1
1,000,000	#	Vertellus Specialties, Inc., 9.375%, 10/01/15	827,500	0.1
			77,084,499	9.0

		Telecommunication Services: 7.3%
2,500,000		Crown Castle International Corp., 7.125%, 11/01/19	2,693,750	0.3
50,000		Crown Castle International Corp., 9.000%, 01/15/15	54,813	0.0
4,750,000	#	Digicel Ltd., 8.250%, 09/01/17	4,880,625	0.6
750,000		Frontier Communications Corp., 7.000%, 11/01/25	660,000	0.1
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,015,000	0.1
2,000,000		Frontier Communications Corp., 9.000%, 08/15/31	1,920,000	0.2
1,000,000	L	Frontier Communications Corp., 7.875%, 04/15/15	1,105,000	0.1

See Accompanying Notes to Financial Statements

49

PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)
ING PIMCO High Yield Portfolio

825,000	L	Frontier Communications Corp., 8.500%, 04/15/20	878,625	0.1
600,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	640,500	0.1
750,000		Hughes Satellite Systems Corp., 7.625%, 06/15/21	819,375	0.1
1,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,055,000	0.1
2,000,000	#	Intelsat Jackson Holdings SA, 7.250%, 10/15/20	2,110,000	0.3
3,000,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	3,165,000	0.4
1,500,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,593,750	0.2
2,500,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	2,775,000	0.3
1,000,000		Intelsat Bermuda Ltd., 11.250%, 02/04/17	1,033,750	0.1
1,353,515	&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	1,402,580	0.2
2,500,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	2,468,750	0.3
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,173,230	0.1
500,000	#,L	Sable International Finance Ltd., 8.750%, 02/01/20	537,500	0.1
5,500,000		Sprint Capital Corp., 6.900%, 05/01/19	5,197,500	0.6
3,500,000		Sprint Nextel Corp., 6.000%, 12/01/16	3,368,750	0.4
4,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	3,660,000	0.4
1,000,000		Syniverse Holdings, Inc., 9.125%, 01/15/19	1,090,000	0.1
600,000		Telesat Canada / Telesat LLC, 12.500%, 11/01/17	672,000	0.1
500,000		TW Telecom Holdings, Inc., 8.000%, 03/01/18	547,500	0.1
1,000,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	1,050,000	0.1
1,000,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	1,025,000	0.1
1,500,000	#	Vimpel Communications Via VIP Finance Ireland Ltd.. OJSC, 7.748%, 02/02/21	1,452,360	0.2
1,000,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	941,940	0.1
973,000		Virgin Media Finance PLC, 9.500%, 08/15/16	1,089,760	0.1
215,055		Vodafone Group PLC, 6.880%, 08/17/15	213,442	0.0
2,000,000		Vodafone Group PLC, 6.880%, 08/17/15	1,985,000	0.2
1,650,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	1,452,000	0.2

3,000,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	2,437,500	0.3
2,500,000		Windstream Corp., 7.750%, 10/15/20	2,662,500	0.3
1,000,000		Windstream Corp., 7.875%, 11/01/17	1,095,000	0.1
1,000,000	L	Windstream Corp., 7.750%, 10/01/21	1,065,000	0.1
			62,987,500	7.3

		Utilities: 4.8%
1,250,000	#	AES Corp./The, 7.375%, 07/01/21	1,396,875	0.2
2,000,000		AES Corp., 8.000%, 10/15/17	2,285,000	0.3
500,000		AES Corp., 8.000%, 06/01/20	576,250	0.1
2,174,995		AES Ironwood, LLC, 8.857%, 11/30/25	2,517,557	0.3
654,895		AES Red Oak, LLC, 8.540%, 11/30/19	697,463	0.1
3,500,000	#	Calpine Corp., 7.500%, 02/15/21	3,797,500	0.4
1,000,000	#	Calpine Corp., 7.875%, 01/15/23	1,095,000	0.1
2,000,000	#	Calpine Corp., 7.875%, 07/31/20	2,215,000	0.2
2,500,000		Energy Future Holdings Corp., 10.000%, 01/15/20	2,681,250	0.3
1,000,000		Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.000%, 12/01/20	1,092,500	0.1
3,125,000	#	Intergen NV, 9.000%, 06/30/17	3,078,125	0.4
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	545,625	0.1
1,537,806	L	Midwest Generation, LLC, 8.560%, 01/02/16	1,468,605	0.2
4,000,000	L	NRG Energy, Inc., 7.375%, 01/15/17	4,170,000	0.5
2,000,000		NRG Energy, Inc., 7.625%, 01/15/18	2,080,000	0.2
500,000		NRG Energy, Inc., 7.875%, 05/15/21	507,500	0.1
4,000,000		NRG Energy, Inc., 8.250%, 09/01/20	4,160,000	0.5
2,084,000	#	NSG Holdings, LLC, 7.750%, 12/15/25	2,094,420	0.2
2,454,808	#	Tenaska Alabama Partners LP, 7.000%, 06/30/21	2,611,302	0.3
3,365,907		Texas Competitive Electric Holdings Co. LLC, 4.740%, 10/10/17	2,019,221	0.2
			41,089,193	4.8

	Total Corporate Bonds/Notes
	(Cost $706,447,392)		746,544,808	86.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9%
76,231		American Home Mortgage Assets, 0.435%, 05/25/46	40,177	0.0

See Accompanying Notes to Financial Statements

50

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

28,638	American Home Mortgage Investment Trust, 2.237%, 09/25/45	23,076	0.0
109,909	Banc of America Alternative Loan Trust, 0.645%, 05/25/35	72,821	0.0
564,680	Banc of America Funding Corp., 3.035%, 03/20/36	396,364	0.1
56,949	Bear Stearns Adjustable Rate Mortgage Trust, 3.123%, 05/25/47	37,844	0.0
182,843	Countrywide Alternative Loan Trust, 0.439%, 12/20/46	99,018	0.0
20,385	Countrywide Alternative Loan Trust, 0.505%, 07/25/35	12,007	0.0
421,043	Countrywide Alternative Loan Trust, 5.517%, 11/25/35	256,863	0.1
206,359	Countrywide Alternative Loan Trust, 6.000%, 11/25/36	135,298	0.0
60,513	Countrywide Alternative Loan Trust, 6.500%, 11/25/37	46,031	0.0
538,051	Countrywide Home Loan Mortgage Pass Through Trust, 0.585%, 03/25/36	204,407	0.0
472,421	Countrywide Home Loan Mortgage Pass Through Trust, 5.129%, 10/20/35	351,244	0.1
2,647,449	First Horizon Alternative Mortgage Securities, 2.599%, 09/25/35	1,929,693	0.2
462,253	Greenpoint Mortgage Funding Trust, 0.565%, 09/25/46	45,314	0.0
44,701	GSR Mortgage Loan Trust, 2.705%, 01/25/36	35,342	0.0
56,387	Harborview Mortgage Loan Trust, 0.423%, 07/19/46	31,201	0.0
394,674	Harborview Mortgage Loan Trust, 5.750%, 08/19/36	232,648	0.0
272,662	JPMorgan Mortgage Trust, 4.852%, 04/25/35	265,289	0.1
56,633	Luminent Mortgage Trust, 0.415%, 12/25/36	33,144	0.0
31,048	MASTR Adjustable Rate Mortgages Trust, 0.455%, 04/25/46	16,988	0.0
49,916	Merrill Lynch Mortgage-Backed Securities, 5.236%, 04/25/37	35,503	0.0

1,176,595	Structured Adjustable Rate Mortgage Loan Trust, 2.729%, 09/25/35	921,907	0.1
382,743	Structured Adjustable Rate Mortgage Loan Trust, 5.635%, 02/25/36	255,318	0.0
4,600,000	Structured Asset Mortgage Investments, Inc., 0.465%, 09/25/47	1,829,972	0.2
610,058	Suntrust Alternative Loan Trust, 0.595%, 04/25/36	179,871	0.0
56,766	Washington Mutual Mortgage Pass-through Certificates, 2.713%, 02/25/37	41,682	0.0
53,630	Washington Mutual Mortgage Pass-through Certificates, 4.997%, 05/25/37	36,675	0.0
48,875	Washington Mutual Mortgage Pass-through Certificates, 5.178%, 02/25/37	34,367	0.0

	Total Collateralized Mortgage Obligations (Cost $7,979,080)	7,600,064	0.9

MUNICIPAL BONDS: 0.0%
	Puerto Rico: 0.0%
1,600,000	Puerto Rico Sales Tax Financing Corp., 08/01/54	134,096	0.0

	Total Municipal Bonds
	(Cost $282,692)	134,096	0.0

ASSET-BACKED SECURITIES: 0.3%
Home Equity Asset-Backed Securities: 0.1%
467,942	Argent Securities, Inc., 1.295%, 12/25/33	360,145	0.1
270,682	MASTR Asset-Backed Securities Trust, 0.455%, 11/25/36	99,415	0.0
		459,560	0.1
		Other Asset-Backed Securities: 0.2%
10,455	GSAMP Trust, 0.315%, 12/25/36	6,364	0.0
1,967,159	Merrill Lynch First Franklin Mortgage Loan, 0.365%, 07/25/37	1,106,650	0.1
1,399,897	Structured Asset Securities Corp., 0.545%, 06/25/35	951,919	0.1
		2,064,933	0.2
	Total Asset-Backed Securities
	(Cost $2,665,517)	2,524,493	0.3

See Accompanying Notes to Financial Statements

51

PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)
ING PIMCO High Yield Portfolio

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
Consumer Discretionary: 0.0%
112,801	@,L	Dex One Corp.	105,469	0.0
529	@,X	The Berry Company, LLC	–	–

	Total Common Stock
	(Cost $2,745,560)		105,469	0.0

	Total Long-Term Investments
	(Cost $720,120,241)		756,908,930	87.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 18.7%
U.S. Treasury Bills: 11.2%
25,600,000	S	United States Treasury Bill, 0.100%, 10/25/12	25,591,834	3.0
360,000	S	United States Treasury Bill, 0.140%, 01/10/13	359,722	0.0
400,000		United States Treasury Bill, 0.200%, 06/27/13	399,192	0.0
797,000	S	United States Treasury Bill, 0.080%, 09/27/12	796,841	0.1
6,640,000		United States Treasury Bill, 0.160%, 02/07/13	6,633,612	0.8
6,900,000		United States Treasury Bill, 0.160%, 03/07/13	6,892,403	0.8
4,200,000		United States Treasury Bill, 0.170%, 04/04/13	4,194,452	0.5
35,400,000	S	United States Treasury Bill, 0.180%, 05/02/13	35,344,776	4.1
16,000,000	S	United States Treasury Bill, 0.190%, 05/30/13	15,972,384	1.9
			96,185,216	11.2

Securities Lending Collateralcc(1): 7.5%
15,372,458		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $15,372,698, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $15,679,907, due 05/01/32-06/01/42)	15,372,458	1 .8

15,372,458	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $15,372,711, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $15,679,907, due 07/01/42-02/20/61)	15,372,458	1 .8
15,372,458	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $15,372,685, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $15,679,907, due 04/01/24-06/01/42)	15,372,458	1 .8
15,372,458	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $15,372,774, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $15,679,907, due 10/01/14-02/25/44)	15,372,458	1 .8
3,236,303	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $3,236,356, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $3,301,029, due 07/01/21-04/01/42)	3,236,303	0.3
		64,726,135	7 .5

	Total Short-Term Investments
	(Cost $160,911,740)	160,911,351	18 .7

	Total Investments in Securities (Cost $881,031,981)	$ 917,820,281	106.6
	Liabilities in Excess of Other Assets	(56,692,631)	(6.6)
	Net Assets	$ 861,127,650	100.0

See Accompanying Notes to Financial Statements

52

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $881,544,453.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,692,910
Gross Unrealized Depreciation	(17,417,082)

Net Unrealized Appreciation	$36,275,828

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$105,469	$–	$–	$105,469

Total Common Stock	105,469	–	–	105,469

Corporate Bonds/Notes	–	745,425,229	119,579	746,544,808
Collateralized Mortgage Obligations	–	7,600,064	–	7,600,064
Municipal Bonds	–	134,096	–	134,096
Short-Term Investments	–	160,911,351	–	160,911,351
Asset-Backed Securities	–	2,524,493	–	2,524,493

Total Investments, at fair value	$105,469	$916,595,233	$119,579	$917,820,281

Other Financial Instruments+
Swaps	–	612,753	–	612,753
Forward Foreign Currency Contracts	–	58,936	–	58,936

Total Assets	$105,469	$917,266,922	$119,579	$918,491,970

Liabilities Table
Other Financial Instruments+
Swaps	$(19,163)	$(279,208)	$–	$(298,371)
Forward Foreign Currency Contracts	–	(431,292)	–	(431,292)

Total Liabilities	$(19,163)	$(710,500)	$–	$(729,663)

See Accompanying Notes to Financial Statements

53

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Brazilian Real	100,000	Buy	08/02/12	$51,146	$49,433	$(1,713)
JPMorgan Chase & Co.	British Pound	183,000	Buy	07/03/12	284,850	286,603	1,753
JPMorgan Chase & Co.	EU Euro	96,000	Buy	09/14/12	119,762	121,579	1,817
JPMorgan Chase & Co.	Chinese Yuan	23,649,355	Buy	02/01/13	3,711,740	3,703,206	(8,534)

							$(6,677)

Citigroup, Inc.	EU Euro	20,517,000	Sell	09/14/12	$25,597,830	$25,983,648	$(385,818)
Citigroup, Inc.	Chinese Yuan	11,800,000	Sell	10/15/12	1,852,433	1,850,563	1,870
Goldman Sachs & Co.	British Pound	2,369,000	Sell	07/03/12	3,738,578	3,710,177	28,401
HSBC	British Pound	2,370,000	Sell	07/03/12	3,736,838	3,711,743	25,095
HSBC	EU Euro	642,000	Sell	09/14/12	803,656	813,058	(9,402)
UBS AG	British Pound	4,556,000	Sell	08/02/12	7,109,023	7,134,848	(25,825)

							$(365,679)

ING PIMCO High Yield Portfolio Centrally Cleared Credit Default Swaps Outstanding on June 30, 2012

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%) (4)	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	17,520,000	$(19,163)	$1,032,037

						$(19,163)	$1,032,037

ING PIMCO High Yield Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD 1,440,000	$(3,692)	$2,081	$(5,773)
Credit Suisse First Boston	CDX.NA.HY.18 Index	Sell	5.000	06/20/17	USD 4,950,000	(175,419)	$(235,125)	59,706
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD 1,543,198	5,548	$–	5,548

						$(173,563)	$(233,044)	$59,481

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	AES Corp.	Sell	5.000	03/20/14	1.407	USD	2,000,000	$122,699	$(188,750)	$311,449
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	1.116	USD	100,000	6,653	$(2,718)	9,371
Citigroup, Inc.	Community Health Systems	Sell	5.000	09/20/14	2.839	USD	100,000	4,656	$(9,000)	13,656
Credit Suisse First Boston	El Paso Corp.	Sell	5.000	12/20/14	1.028	USD	2,500,000	243,192	$(75,000)	318,192
Goldman Sachs & Co.	El Paso Corp.	Sell	5.000	09/20/14	0.921	USD	2,000,000	180,271	$(190,000)	370,271

See Accompanying Notes to Financial Statements

54

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Goldman Sachs & Co.	NRG Energy Inc.	Sell	4.200	09/20/13	1.750	USD	225,000	6,709	$–	6,709
Goldman Sachs & Co.	RRI Energy Inc.	Sell	5.000	09/20/14	6.497	USD	3,300,000	(100,097)	$(610,500)	510,403
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	2.045	USD	1,000,000	43,025	$(110,000)	153,025

								$507,108	$(1,185,968)	$1,693,076

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$58,936
Credit contracts	Upfront payments paid on OTC swap agreements	2,081
Credit contracts	Unrealized appreciation on OTC swap agreements	1,758,330
Credit contracts	Net Assets-Unrealized appreciation*	1,032,037

Total Asset Derivatives		$2,851,384

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$431,292
Credit contracts	Upfront payments received on swap agreements	1,421,093
Credit contracts	Unrealized depreciation on OTC swap agreements	5,773

Total Liability Derivatives		$1,858,158

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

55

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Swaps	Total

Credit contracts	$-	2,264,479	$2,264,479
Foreign exchange contracts	2,729,489	-	2,729,489
Interest rate contracts	-	(724,682)

Total	$2,729,489	$2,264,479	$4,993,968

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Swaps	Total

Credit contracts	$-	$871,216	$871,216
Foreign exchange contracts	(2,435,826)	-	(2,435,826)
Interest rate contracts	-	746,821	746,821

Total	$(2,435,826)	$1,618,037	$(817,789)

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

56

ING Pioneer Fund Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares	Value			Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 12.6%
6,562	@	BorgWarner, Inc.	430,402	0.5
9,948		CBS Corp. - Class B	326,095	0.4
13,679		Coach, Inc.	799,948	1.0
62,986		Ford Motor Co.	604,036	0.8
23,489		John Wiley & Sons, Inc.	1,150,726	1.5
28,148		Johnson Controls, Inc.	779,981	1.0
28,340		Lowe’s Cos., Inc.	805,990	1.0
13,117		Macy’s, Inc.	450,569	0.6
7,284		McDonald’s Corp.	644,852	0.8
9,389		Nordstrom, Inc.	466,539	0.6
13,949		Pearson PLC	276,772	0.3
8,059		Scripps Networks Interactive - Class A	458,235	0.6
5,260		Starbucks Corp.	280,463	0.4
16,684		Target Corp.	970,842	1.2
14,961		TJX Cos., Inc.	642,276	0.8
18,757		Walt Disney Co.	909,714	1.1
			9,997,440	12.6

		Consumer Staples: 10.6%
3,630		Clorox Co.	263,030	0.3
16,989		Colgate-Palmolive Co.	1,768,555	2.2
6,286		Dr Pepper Snapple Group, Inc.	275,013	0.3
22,373		General Mills, Inc.	862,255	1.1
23,861		Hershey Co.	1,718,708	2.2
18,756		HJ Heinz Co.	1,019,951	1.3
21,775		Kraft Foods, Inc.	840,951	1.1
5,161		Procter & Gamble Co.	316,111	0.4
17,247		Sysco Corp.	514,133	0.7
28,068		Walgreen Co.	830,251	1.0
			8,408,958	10.6

		Energy: 10.4%
11,652		Apache Corp.	1,024,094	1.3
13,101		Cabot Oil & Gas Corp.	516,179	0.7
8,652		Chevron Corp.	912,786	1.2
15,791		ConocoPhillips	882,401	1.1
10,043	@	Ensco PLC	471,720	0.6
12,647		ExxonMobil Corp.	1,082,204	1.4
4,577		Helmerich & Payne, Inc.	199,008	0.2
17,436		Marathon Oil Corp.	445,839	0.6
8,717		Marathon Petroleum Corp.	391,568	0.5
4,168		National Oilwell Varco, Inc.	268,586	0.3
2,878		Occidental Petroleum Corp.	246,846	0.3
7,895	@	Phillips 66	262,430	0.3
9,873		Schlumberger Ltd.	640,856	0.8
26,996	@	Southwestern Energy Co.	861,982	1.1
			8,206,499	10.4

		Financials: 15.4%
3,970		Aflac, Inc.	169,082	0.2
11,882		American Express Co.	691,651	0.9
39,568		Bank of America Corp.	323,666	0.4
4,234		Canadian Imperial Bank of Commerce	297,973	0.4

23,614		Chubb Corp.	1,719,571	2.2
17,717		Citigroup, Inc.	485,623	0.6
18,222		Comerica, Inc.	559,598	0.7
20,844		Discover Financial Services	720,786	0.9
5,030		Franklin Resources, Inc.	558,280	0.7
13,353	@	Invesco Ltd.	301,778	0.4
26,280		JPMorgan Chase & Co.	938,984	1.2
39,882		Keycorp	308,687	0.4
33,367		Morgan Stanley	486,825	0.6
12,337		PNC Financial Services Group, Inc.	753,914	1.0
4,069		Prudential Financial, Inc.	197,062	0.2
8,992		State Street Corp.	401,403	0.5
11,840		T. Rowe Price Group, Inc.	745,446	0.9
8,354		Travelers Cos., Inc.	533,319	0.7
28,337		US Bancorp.	911,318	1.1
32,887		Wells Fargo & Co.	1,099,741	1.4
			12,204,707	15.4

		Health Care: 14.6%
20,389		Abbott Laboratories	1,314,479	1.7
4,963		Agilent Technologies, Inc.	194,748	0.2
9,175		Amgen, Inc.	670,142	0.8
7,435		Baxter International, Inc.	395,170	0.5
15,779		Becton Dickinson & Co.	1,179,480	1.5
6,612		Cardinal Health, Inc.	277,704	0.4
3,970	@	Celgene Corp.	254,715	0.3
11,629		Covidien PLC	622,152	0.8
12,151		CR Bard, Inc.	1,305,503	1.7
8,224		Eli Lilly & Co.	352,892	0.4
5,504	@	Express Scripts Holding Co.	307,288	0.4
15,217	@	Hospira, Inc.	532,291	0.7
3,371		Johnson & Johnson	227,745	0.3
10,683		Merck & Co., Inc.	446,015	0.6
36,993		Pfizer, Inc.	850,839	1.1
57,528		Smith & Nephew PLC	575,420	0.7
8,400		St. Jude Medical, Inc.	335,244	0.4
8,137		Stryker Corp.	448,349	0.6
8,657		UnitedHealth Group, Inc.	506,435	0.6
13,300	@	Vertex Pharmaceuticals, Inc.	743,736	0.9
			11,540,347	14.6

		Industrials: 10.7%
9,879		3M Co.	885,158	1.1
5,558		Cummins, Inc.	538,626	0.7
9,671		Deere & Co.	782,094	1.0
41,167		General Electric Co.	857,920	1.1
9,825		Ingersoll-Rand PLC	414,419	0.5
14,788		KBR, Inc.	365,411	0.5
13,549		Norfolk Southern Corp.	972,412	1.2
28,558		Paccar, Inc.	1,119,188	1.4
7,166		Rockwell Automation, Inc.	473,386	0.6
5,459		SPX Corp.	356,582	0.5
3,672		Union Pacific Corp.	438,106	0.6
5,061		United Parcel Service, Inc. - Class B	398,604	0.5

See Accompanying Notes to Financial Statements

57

ING Pioneer Fund Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

10,875		United Technologies Corp.	821,389	1.0
			8,423,295	10.7

		Information Technology: 18.3%
14,817	@	Adobe Systems, Inc.	479,626	0.6
9,843		Altera Corp.	333,087	0.4
22,077		Analog Devices, Inc.	831,641	1.0
2,856	@	Apple, Inc.	1,667,904	2.1
12,077		ASML Holding NV	620,999	0.8
15,016		Automatic Data Processing, Inc.	835,791	1.1
26,349		Cisco Systems, Inc.	452,412	0.6
9,766		DST Systems, Inc.	530,391	0.7
9,920	@	eBay, Inc.	416,739	0.5
11,100	@	EMC Corp.	284,493	0.4
7,154	@	Facebook, Inc.	222,633	0.3
6,941	@	Fiserv, Inc.	501,279	0.6
857	@	Google, Inc. - Class A	497,120	0.6
11,968		Hewlett-Packard Co.	240,677	0.3
3,560		International Business Machines Corp.	696,265	0.9
35,720		Intel Corp.	951,938	1.2
19,804	@	Juniper Networks, Inc.	323,003	0.4
361		Mastercard, Inc.	155,270	0.2
43,033		Microsoft Corp.	1,316,380	1.7
4,667		Motorola Solutions, Inc.	224,529	0.3
7,453	@	NetApp, Inc.	237,154	0.3
11,450	@	Nuance Communications, Inc.	272,739	0.3
25,965		Oracle Corp.	771,161	1.0
7,887		Qualcomm, Inc.	439,148	0.6
3,642	@	Sandisk Corp.	132,860	0.2
23,280	@	Symantec Corp.	340,121	0.4
17,431		Texas Instruments, Inc.	500,095	0.6
5,260		Xilinx, Inc.	176,578	0.2
			14,452,033	18.3

		Materials: 3.9%
8,569		Airgas, Inc.	719,882	0.9
9,604		Ecolab, Inc.	658,162	0.8
14,298		EI Du Pont de Nemours & Co.	723,050	0.9
14,021		Freeport-McMoRan Copper & Gold, Inc.	477,695	0.6
3,672		International Paper Co.	106,157	0.2
7,530		Mosaic Co/The	412,343	0.5
			3,097,289	3.9

		Telecommunication Services: 2.4%
26,405		AT&T, Inc.	941,602	1.2
21,574		Verizon Communications, Inc.	958,749	1.2
			1,900,351	2.4

		Utilities: 0.4%
7,841		American Electric Power Co., Inc.	312,856	0.4

	Total Common Stock
	(Cost $69,311,339)		78,543,775	99.3

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
482,767	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $482,767)	482,767	0.6

	Total Short-Term Investments (Cost $482,767)	482,767	0.6

	Total Investments in Securities (Cost $69,794,106)	$ 79,026,542	99.9
	Assets in Excess of Other Liabilities	99,586	0.1

	Net Assets	$ 79,126,128	100.0

@	Non-income producing security

Cost for federal income tax purposes is $70,203,694.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,268,448
Gross Unrealized Depreciation	(3,445,600)

Net Unrealized Appreciation	$8,822,848

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

58

ING Pioneer Fund Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$9,720,668	$276,772	$–	$9,997,440
Consumer Staples	8,408,958	–	–	8,408,958
Energy	8,206,499	–	–	8,206,499
Financials	12,204,707	–	–	12,204,707
Health Care	10,964,927	575,420	–	11,540,347
Industrials	8,423,295	–	–	8,423,295
Information Technology	14,452,033	–	–	14,452,033
Materials	3,097,289	–	–	3,097,289
Telecommunication Services	1,900,351	–	–	1,900,351
Utilities	312,856	–	–	312,856

Total Common Stock	77,691,583	852,192	–	78,543,775

Short-Term Investments	482,767	–	–	482,767

Total Investments, at fair value	$78,174,350	$852,192	$–	$79,026,542

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

59

ING Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Austria: 0.4%
229,810		Telekom Austria AG	2,258,785	0.4

		Brazil: 0.6%
55,330		Petroleo Brasileiro SA ADR	1,003,686	0.2
111,130		Vale SA ADR	2,168,146	0.4
			3,171,832	0.6

		Canada: 0.5%
220,900		Talisman Energy, Inc.	2,532,072	0.5

		China: 0.6%
165,500		China Mobile Ltd.	1,816,775	0.4
25,000	L	China Telecom Corp., Ltd. ADR ADR	1,100,500	0.2
			2,917,275	0.6

		France: 10.0%
167,500	L	Alstom	5,299,464	1.1
365,002		AXA S.A.	4,879,616	1.0
151,860		BNP Paribas	5,854,933	1.2
82,275		Cie Generale des Etablissements Michelin	5,382,964	1.1
699,560	@	Credit Agricole S.A.	3,086,776	0.6
290,480		France Telecom S.A.	3,819,355	0.8
128,780		Sanofi-Aventis	9,748,775	1.9
165,330		Total S.A.	7,441,343	1.5
225,049		Vivendi	4,181,619	0.8
			49,694,845	10.0

		Germany: 5.4%
430,200		Deutsche Lufthansa AG	4,973,465	1.0
162,440		Deutsche Post AG	2,874,134	0.6
37,540		Merck KGaA	3,748,995	0.7
33,920		Muenchener Rueckversicherungs AG	4,786,264	1.0
78,420		SAP AG	4,643,683	0.9
69,520		Siemens AG	5,841,581	1.2
			26,868,122	5.4

		Hong Kong: 0.3%
140,000		Cheung Kong Holdings Ltd.	1,728,482	0.3

		India: 0.5%
76,440		ICICI Bank Ltd. ADR	2,477,420	0.5

		Italy: 3.0%
259,567		ENI S.p.A.	5,514,552	1.1
2,995,557		Intesa Sanpaolo S.p.A.	4,263,426	0.8
1,398,491	@	UniCredit SpA	5,302,541	1.1
			15,080,519	3.0

		Japan: 3.7%
381,500		Konica Minolta Holdings, Inc.	3,005,440	0.6
1,283,000		Mazda Motor Corp.	1,747,128	0.3
28,900		Nintendo Co., Ltd.	3,374,970	0.7
342,600		Nissan Motor Co., Ltd.	3,253,237	0.7
371,900		Nomura Holdings, Inc.	1,390,363	0.3

136,700		Toyota Motor Corp.	5,517,516	1.1
			18,288,654	3.7

		Netherlands: 4.7%
74,112		Akzo Nobel NV	3,488,059	0.7
131,060		Randstad Holdings NV	3,864,562	0.8
3,471		Royal Dutch Shell PLC - Class A	116,948	0.0
252,197		Royal Dutch Shell PLC - Class B	8,807,637	1.8
290,910		Koninklijke Philips Electronics NV	5,732,592	1.1
110,348	@	SBM Offshore NV	1,529,234	0.3
			23,539,032	4.7

		Russia: 0.8%
418,290		Gazprom OAO ADR	3,944,475	0.8

		Singapore: 3.3%
313,980		DBS Group Holdings Ltd.	3,468,126	0.7
570,980	@	Flextronics International Ltd.	3,540,076	0.7
3,607,000		Singapore Telecommunications Ltd.	9,445,875	1.9
			16,454,077	3.3

		South Korea: 3.0%
120,170		KB Financial Group, Inc.	3,925,583	0.8
10,189		Samsung Electronics Co., Ltd.	10,790,023	2.2
			14,715,606	3.0

		Spain: 0.6%
233,371		Telefonica S.A.	3,071,973	0.6

		Sweden: 0.8%
414,521		Telefonaktiebolaget LM Ericsson	3,792,753	0.8

		Switzerland: 5.0%
28,350	@	Adecco S.A.	1,260,719	0.2
237,230	@	Credit Suisse Group	4,340,608	0.9
50,040		Roche Holding AG - Genusschein	8,643,560	1.7
109,330	@	Swiss Re Ltd.	6,892,361	1.4
331,460	@	UBS AG - Reg	3,878,803	0.8
			25,016,051	5.0

		Taiwan: 1.0%
362,128	@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,055,307	1.0

		Turkey: 0.6%
221,600	@	Turkcell Iletisim Hizmet AS ADR	2,781,080	0.6

		United Kingdom: 13.4%
1,104,186		Aviva PLC	4,728,061	1.0
530,620		BAE Systems PLC	2,405,630	0.5
1,022,410		BP PLC	6,827,840	1.4
147,170		Carillion PLC	637,540	0.1
374,121		CRH PLC	7,217,928	1.4
361,130		GlaxoSmithKline PLC	8,202,699	1.6
557,910		HSBC Holdings PLC	4,935,869	1.0

See Accompanying Notes to Financial Statements

60

ING Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

2,711,470	@	International Consolidated Airlines Group SA	6,786,429	1.4
1,458,820		Kingfisher PLC	6,580,747	1.3
2,905,390	@	Lloyds TSB Group PLC	1,419,305	0.3
885,470		Rentokil Initial PLC	1,020,684	0.2
1,036,920		Tesco PLC	5,039,235	1.0
3,918,007		Vodafone Group PLC	11,012,532	2.2
			66,814,499	13.4

		United States: 40.2%
73,630		American Express Co.	4,286,002	0.9
238,200		Amgen, Inc.	17,398,128	3.5
153,480		Baker Hughes, Inc.	6,308,028	1.3
228,360		Bank of America Corp.	1,867,985	0.4
514,160	@	Brocade Communications Systems, Inc.	2,534,809	0.5
161,220		Chesapeake Energy Corp.	2,998,692	0.6
56,130		Chevron Corp.	5,921,715	1.2
443,070		Cisco Systems, Inc.	7,607,512	1.5
201,720		Citigroup, Inc.	5,529,145	1.1
328,880		Comcast Corp. – Class A	10,514,294	2.1
145,555		CVS Caremark Corp.	6,801,785	1.4
153,920	@	Dell, Inc.	1,927,078	0.4
57,410		FedEx Corp.	5,259,330	1.0
242,140		General Electric Co.	5,046,198	1.0
117,440		Halliburton Co.	3,334,122	0.7
156,850		Hewlett-Packard Co.	3,154,254	0.6
71,240		Home Depot, Inc.	3,775,008	0.8
90,650		JPMorgan Chase & Co.	3,238,925	0.6
144,030		Medtronic, Inc.	5,578,282	1.1
190,820		Merck & Co., Inc.	7,966,735	1.6
424,260		Microsoft Corp.	12,978,113	2.6
284,070		Morgan Stanley	4,144,581	0.8
169,800	@	Navistar International Corp.	4,817,226	1.0
267,290		News Corp. - Class A	5,957,894	1.2
115,880		Noble Corp.	3,769,576	0.8
140,690		Oracle Corp.	4,178,493	0.8
560,670		Pfizer, Inc.	12,895,410	2.6
50,750		Quest Diagnostics	3,039,925	0.6
10,937		RenaissanceRe Holdings Ltd.	831,321	0.2
1,798,217	@	Sprint Nextel Corp.	5,862,187	1.2
62,540		Target Corp.	3,639,203	0.7
80,290	@	TE Connectivity Ltd.	2,562,054	0.5
71,822		Time Warner Cable, Inc.	5,896,586	1.2
127,003		Time Warner, Inc.	4,889,616	1.0
76,450		United Parcel Service, Inc. - Class B	6,021,202	1.2
55,270		Viacom - Class B	2,598,795	0.5
100,830		Walt Disney Co.	4,890,255	1.0
			200,020,464	40.2

	Total Common Stock
	(Cost $569,000,889)		490,223,323	98.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		U.S. Government Agency Obligations: 1.2%
6,000,000	Z	Federal Home Loan Bank Discount Notes, 0.120%, 07/02/12
		(Cost $6,000,000)	6,000,000	1.2

		Securities Lending Collateralcc(1): 1.1%
1,322,928		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,322,949, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,349,387, due 05/01/32-06/01/42)	1,322,928	0.3
1,322,928		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,322,950, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,349,387, due 07/01/42-02/20/61)	1,322,928	0.3
1,322,928		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,322,948, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,349,387, due 04/01/24-06/01/42)	1,322,928	0.3
1,322,928		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,322,955, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,349,387, due 10/01/14-02/25/44)	1,322,928	0.2

See Accompanying Notes to Financial Statements

61

ING Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

278,509	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $278,514, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $284,079, due 07/01/21- 04/01/42)	278,509	0.0
		5,570,221	1.1
	Total Short-Term Investments
	(Cost $11,570,221)	11,570,221	2.3

	Total Investments in Securities (Cost $580,571,110)	$ 501,793,544	100.7
	Liabilities in Excess of Other Assets	(3,719,776)	(0.7)

	Net Assets	$ 498,073,768	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $580,951,396.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$53,137,626
Gross Unrealized Depreciation	(132,295,478)

Net Unrealized Depreciation	$(79,157,852)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	13.0%
Consumer Staples	2.4
Energy	12.2
Financials	17.7
Health Care	15.3
Industrials	12.4
Information Technology	13.8
Materials	2.5
Telecommunication Services	7.5
Telecommunications	1.6
U.S. Government Agency Obligations	1.2
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.7)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

62

ING Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Austria	$–	$2,258,785	$–	$2,258,785
Brazil	3,171,832	–	–	3,171,832
Canada	2,532,072	–	–	2,532,072
China	1,100,500	1,816,775	–	2,917,275
France	–	49,694,845	–	49,694,845
Germany	–	26,868,122	–	26,868,122
Hong Kong	–	1,728,482	–	1,728,482
India	2,477,420	–	–	2,477,420
Italy	–	15,080,519	–	15,080,519
Japan	–	18,288,654	–	18,288,654
Netherlands	–	23,539,032	–	23,539,032
Russia	3,944,475	–	–	3,944,475
Singapore	3,540,076	12,914,001	–	16,454,077
South Korea	–	14,715,606	–	14,715,606
Spain	–	3,071,973	–	3,071,973
Sweden	–	3,792,753	–	3,792,753
Switzerland	–	25,016,051	–	25,016,051
Taiwan	5,055,307	–	–	5,055,307
Turkey	2,781,080	–	–	2,781,080
United Kingdom	–	66,814,499	–	66,814,499
United States	200,020,464	–	–	200,020,464

Total Common Stock	224,623,226	265,600,097	–	490,223,323

Short-Term Investments	–	11,570,221	–	11,570,221

Total Investments, at fair value	$224,623,226	$277,170,318	$–	$501,793,544

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	13.0%
Consumer Staples	2.4
Energy	12.2
Financials	17.7
Health Care	15.3
Industrials	12.4
Information Technology	13.8
Materials	2.5
Telecommunication Services	7.5
Telecommunications	1.6
U.S. Government Agency Obligations	1.2
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.7)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

63

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 10.7%
28,264		Abercrombie & Fitch Co.	964,933	0.0
123,397	@	Amazon.com, Inc.	28,177,705	0.7
36,762	@	Apollo Group, Inc. - Class A	1,330,417	0.0
14,222	@,L	Autonation, Inc.	501,752	0.0
9,124	@	Autozone, Inc.	3,350,059	0.1
79,595	@	Bed Bath & Beyond, Inc.	4,918,971	0.1
94,898		Best Buy Co., Inc.	1,989,062	0.1
21,811	@	Big Lots, Inc.	889,671	0.0
39,241	@	BorgWarner, Inc.	2,573,817	0.1
73,325		Cablevision Systems Corp.	974,489	0.0
78,127	@	Carmax, Inc.	2,026,614	0.1
155,148		Carnival Corp.	5,316,922	0.1
221,903		CBS Corp. - Class B	7,273,980	0.2
10,855	@	Chipotle Mexican Grill, Inc.	4,124,357	0.1
98,387		Coach, Inc.	5,753,672	0.1
923,082		Comcast Corp. – Class A	29,510,932	0.7
44,047		Darden Restaurants, Inc.	2,230,100	0.1
20,176		DeVry, Inc.	624,851	0.0
224,251	@	DIRECTV	10,947,934	0.3
87,288	@	Discovery Communications, Inc. - Class A	4,713,552	0.1
79,416	@	Dollar Tree, Inc.	4,272,581	0.1
95,920		D.R. Horton, Inc.	1,763,010	0.0
30,892		Expedia, Inc.	1,484,978	0.0
39,967		Family Dollar Stores, Inc.	2,657,006	0.1
1,306,602		Ford Motor Co.	12,530,313	0.3
17,811	@	Fossil, Inc.	1,363,254	0.0
44,609	L	GameStop Corp.	819,021	0.0
80,750		Gannett Co., Inc.	1,189,447	0.0
113,895		Gap, Inc.	3,116,167	0.1
53,379		Genuine Parts Co.	3,216,085	0.1
83,348	@	Goodyear Tire & Rubber Co.	984,340	0.0
100,507		H&R Block, Inc.	1,606,102	0.0
79,265		Harley-Davidson, Inc.	3,624,788	0.1
24,131		Harman International Industries, Inc.	955,588	0.0
39,957		Hasbro, Inc.	1,353,344	0.0
524,050		Home Depot, Inc.	27,769,409	0.7
101,391		International Game Technology	1,596,908	0.0
151,685		Interpublic Group of Cos., Inc.	1,645,782	0.0
50,141	L	JC Penney Co., Inc.	1,168,787	0.0
232,879		Johnson Controls, Inc.	6,453,077	0.2
82,096		Kohl’s Corp.	3,734,547	0.1
47,721		Leggett & Platt, Inc.	1,008,345	0.0
55,711	L	Lennar Corp.	1,722,027	0.0
402,872		Lowe’s Cos., Inc.	11,457,680	0.3
82,726		Limited Brands, Inc.	3,518,337	0.1
141,449		Macy’s, Inc.	4,858,773	0.1
90,661		Marriott International, Inc.	3,553,911	0.1
116,604		Mattel, Inc.	3,782,634	0.1
347,930		McDonald’s Corp.	30,802,243	0.7
95,761		McGraw-Hill Cos., Inc.	4,309,245	0.1
19,007	@,L	NetFlix, Inc.	1,301,409	0.0

99,253		Newell Rubbermaid, Inc.	1,800,449	0.0
721,295		News Corp. - Class A	16,077,666	0.4
125,545		Nike, Inc.	11,020,340	0.3
54,837		Nordstrom, Inc.	2,724,851	0.1
93,339		Omnicom Group	4,536,275	0.1
43,170	@	O’Reilly Automotive, Inc.	3,616,351	0.1
17,048	@	Priceline.com, Inc.	11,328,737	0.3
115,588	@	Pulte Homes, Inc.	1,236,792	0.0
22,219		Ralph Lauren Corp.	3,111,993	0.1
77,231		Ross Stores, Inc.	4,824,621	0.1
31,737		Scripps Networks Interactive - Class A	1,804,566	0.0
13,119	@,L	Sears Holding Corp.	783,204	0.0
236,119		Staples, Inc.	3,081,353	0.1
259,687		Starbucks Corp.	13,846,511	0.3
226,376		Target Corp.	13,172,819	0.3
43,387		Tiffany & Co.	2,297,342	0.1
106,988		Time Warner Cable, Inc.	8,783,715	0.2
328,645		Time Warner, Inc.	12,652,832	0.3
253,679		TJX Cos., Inc.	10,890,439	0.3
32,623	@	TripAdvisor, Inc.	1,457,922	0.0
38,176	@	Urban Outfitters, Inc.	1,053,276	0.0
29,635		VF Corp.	3,954,791	0.1
180,709		Viacom - Class B	8,496,937	0.2
611,937		Walt Disney Co.	29,678,944	0.7
1,644	L	Washington Post	614,560	0.0
26,451		Whirlpool Corp.	1,617,743	0.0
49,955		Wyndham Worldwide Corp.	2,634,627	0.1
27,186		Wynn Resorts Ltd.	2,819,732	0.1
157,681		Yum! Brands, Inc.	10,157,810	0.2
			457,890,126	10.7

		Consumer Staples: 11.1%
696,666		Altria Group, Inc.	24,069,810	0.6
225,491		Archer-Daniels-Midland Co.	6,656,494	0.2
147,835		Avon Products, Inc.	2,396,405	0.1
53,957		Beam, Inc.	3,371,773	0.1
34,035		Brown-Forman Corp.	3,296,290	0.1
60,586		Campbell Soup Co.	2,022,361	0.0
44,532		Clorox Co.	3,226,789	0.1
772,365		Coca-Cola Co.	60,391,219	1 .4
102,723		Coca-Cola Enterprises, Inc.	2,880,353	0.1
163,445		Colgate-Palmolive Co.	17,014,625	0.4
142,208		ConAgra Foods, Inc.	3,687,453	0.1
52,108	@	Constellation Brands, Inc.	1,410,042	0.0
148,022		Costco Wholesale Corp.	14,062,090	0.3
438,746		CVS Caremark Corp.	20,502,601	0.5
62,789	@	Dean Foods Co.	1,069,297	0.0
72,524		Dr Pepper Snapple Group, Inc.	3,172,925	0.1
77,193		Estee Lauder Cos., Inc.	4,177,685	0.1
221,618		General Mills, Inc.	8,541,158	0.2
52,070		Hershey Co.	3,750,602	0.1
109,521		HJ Heinz Co.	5,955,752	0.1
46,793		Hormel Foods Corp.	1,423,443	0.0
38,814		JM Smucker Co.	2,931,233	0.1
84,445		Kellogg Co.	4,165,672	0.1
134,250		Kimberly-Clark Corp.	11,246,123	0.3
607,015		Kraft Foods, Inc.	23,442,919	0.5
192,059		Kroger Co.	4,453,848	0.1
44,685		Lorillard, Inc.	5,896,186	0.1
45,345		McCormick & Co., Inc.	2,750,174	0.1

See Accompanying Notes to Financial Statements

64

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

69,806		Mead Johnson Nutrition Co.	5,620,081	0.1
53,812		Molson Coors Brewing Co.	2,239,117	0.1
52,481	@	Monster Beverage Corp.	3,736,647	0.1
535,452		PepsiCo, Inc.	37,835,038	0.9
583,930		Philip Morris International, Inc.	50,953,732	1.2
938,125		Procter & Gamble Co.	57,460,156	1.3
113,488		Reynolds American, Inc.	5,092,207	0.1
82,306		Safeway, Inc.	1,493,854	0.0
200,548		Sysco Corp.	5,978,336	0.1
98,867		Tyson Foods, Inc.	1,861,666	0.0
295,379		Walgreen Co.	8,737,311	0.2
590,792		Wal-Mart Stores, Inc.	41,190,018	1.0
55,934		Whole Foods Market, Inc.	5,331,629	0.1
			475,495,114	11.1

		Energy: 10.7%
75,479	@	Alpha Natural Resources, Inc.	657,422	0.0
171,036		Anadarko Petroleum Corp.	11,322,583	0.3
133,809		Apache Corp.	11,760,473	0.3
150,122		Baker Hughes, Inc.	6,170,014	0.1
71,840		Cabot Oil & Gas Corp.	2,830,496	0.1
84,323	@	Cameron International Corp.	3,601,435	0.1
226,766	L	Chesapeake Energy Corp.	4,217,848	0.1
675,554		Chevron Corp.	71,270,947	1 .7
432,944		ConocoPhillips	24,192,911	0.6
77,905		Consol Energy, Inc.	2,355,847	0.1
134,000	@	Denbury Resources, Inc.	2,024,740	0.1
138,454		Devon Energy Corp.	8,028,947	0.2
23,800		Diamond Offshore Drilling	1,407,294	0.0
92,301		EOG Resources, Inc.	8,317,243	0.2
51,210		EQT Corp.	2,746,392	0.1
1,600,969		ExxonMobil Corp.	136,994,917	3 .2
81,863	@	FMC Technologies, Inc.	3,211,485	0.1
316,008		Halliburton Co.	8,971,467	0.2
36,776		Helmerich & Payne, Inc.	1,599,020	0.0
104,092		Hess Corp.	4,522,797	0.1
172,894		Kinder Morgan, Inc./Delaware	5,570,645	0.1
241,479		Marathon Oil Corp.	6,174,618	0.1
116,653		Marathon Petroleum Corp.	5,240,053	0.1
66,477		Murphy Oil Corp.	3,343,128	0.1
99,393	@	Nabors Industries Ltd.	1,431,259	0.0
145,922		National Oilwell Varco, Inc.	9,403,214	0.2
46,154	@	Newfield Exploration Co.	1,352,774	0.0
86,410		Noble Corp.	2,810,917	0.1
60,869		Noble Energy, Inc.	5,162,909	0.1
277,684		Occidental Petroleum Corp.	23,816,957	0.6
93,259		Peabody Energy Corp.	2,286,711	0.1
214,074	@	Phillips 66	7,115,820	0.2
42,120		Pioneer Natural Resources Co.	3,715,405	0.1
61,074		QEP Resources, Inc.	1,830,388	0.0
55,527		Range Resources Corp.	3,435,456	0.1
42,472	@	Rowan Companies PLC	1,373,120	0.0
456,567		Schlumberger Ltd.	29,635,764	0.7
119,192	@	Southwestern Energy Co.	3,805,801	0.1
223,477		Spectra Energy Corp.	6,494,242	0.2

36,256		Sunoco, Inc.	1,722,160	0.0
48,000	@	Tesoro Corp.	1,198,080	0.0
189,286		Valero Energy Corp.	4,571,257	0.1
214,204		Williams Cos., Inc.	6,173,359	0.1
67,695	@	WPX Energy, Inc.	1,095,305	0.0
			454,963,620	10.7

		Financials: 14.3%
115,958		ACE Ltd.	8,595,966	0.2
160,102		Aflac, Inc.	6,818,744	0.2
168,227		Allstate Corp.	5,903,085	0.1
342,811		American Express Co.	19,955,028	0.5
218,953	@	American International Group, Inc.	7,026,202	0.2
135,094		American Tower Corp.	9,444,421	0.2
74,850		Ameriprise Financial, Inc.	3,911,661	0.1
111,758	@	Aon PLC	5,228,039	0.1
45,314		Apartment Investment & Management Co.	1,224,837	0.0
29,359		Assurant, Inc.	1,022,868	0.0
32,646		AvalonBay Communities, Inc.	4,618,756	0.1
3,689,593		Bank of America Corp.	30,180,871	0.7
408,348		Bank of New York Mellon Corp.	8,963,239	0.2
239,192		BB&T Corp.	7,379,073	0.2
602,080	@	Berkshire Hathaway, Inc.	50,171,326	1 .2
43,875		Blackrock, Inc.	7,450,852	0.2
51,292		Boston Properties, Inc.	5,558,514	0.1
189,056		Capital One Financial Corp.	10,333,801	0.2
112,276	@	CBRE Group, Inc.	1,836,835	0.0
370,468		Charles Schwab Corp.	4,790,151	0.1
92,423		Chubb Corp.	6,730,243	0.2
55,576		Cincinnati Financial Corp.	2,115,778	0.1
1,003,877		Citigroup, Inc.	27,516,269	0.6
22,756		CME Group, Inc.	6,101,111	0.1
67,353		Comerica, Inc.	2,068,411	0.0
181,565		Discover Financial Services	6,278,518	0.1
86,539	@	E*Trade Financial Corp.	695,774	0.0
102,924		Equity Residential	6,418,341	0.2
31,470	L	Federated Investors, Inc.	687,619	0.0
314,998		Fifth Third Bancorp.	4,220,973	0.1
86,506		First Horizon National Corp.	748,277	0.0
48,624		Franklin Resources, Inc.	5,396,778	0.1
167,469	@	Genworth Financial, Inc.	947,874	0.0
168,403		Goldman Sachs Group, Inc.	16,143,112	0.4
150,939		Hartford Financial Services Group, Inc.	2,661,055	0.1
143,625		HCP, Inc.	6,341,044	0.1
73,205		Health Care Real Estate Investment Trust, Inc.	4,267,851	0.1
245,956		Host Hotels & Resorts, Inc.	3,891,024	0.1
180,816		Hudson City Bancorp., Inc.	1,151,798	0.0
296,037		Huntington Bancshares, Inc.	1,894,637	0.0
24,907	@	IntercontinentalExchange, Inc.	3,386,854	0.1
153,457	@	Invesco Ltd.	3,468,128	0.1
1,303,281		JPMorgan Chase & Co.	46,566,230	1 .1
326,324		Keycorp	2,525,748	0.1
139,320		Kimco Realty Corp.	2,651,260	0.1

See Accompanying Notes to Financial Statements

65

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

43,022		Legg Mason, Inc.	1,134,490	0.0
67,828		Leucadia National Corp.	1,442,702	0.0
97,717		Lincoln National Corp.	2,137,071	0.1
104,616		Loews Corp.	4,279,841	0.1
43,330		M&T Bank Corp.	3,577,758	0.1
186,799		Marsh & McLennan Cos., Inc.	6,020,532	0.1
363,605		Metlife, Inc.	11,217,214	0.3
67,699		Moody’s Corp.	2,474,398	0.1
521,388		Morgan Stanley	7,607,051	0.2
41,913		Nasdaq Stock Market, Inc.	950,168	0.0
82,563		Northern Trust Corp.	3,799,549	0.1
86,962		NYSE Euronext	2,224,488	0.1
121,855		People’s United Financial, Inc.	1,414,737	0.0
55,291		Plum Creek Timber Co., Inc.	2,195,053	0.1
181,039		PNC Financial Services Group, Inc.	11,063,293	0.3
102,758		Principal Financial Group, Inc.	2,695,342	0.1
208,742		Progressive Corp.	4,348,096	0.1
157,626		ProLogis, Inc.	5,237,912	0.1
160,571		Prudential Financial, Inc.	7,776,453	0.2
48,732		Public Storage, Inc.	7,037,388	0.2
483,571		Regions Financial Corp.	3,264,104	0.1
103,771		Simon Property Group, Inc.	16,152,994	0.4
166,989		SLM Corp.	2,623,397	0.1
67,668		Starwood Hotels & Resorts Worldwide, Inc.	3,589,111	0.1
167,279		State Street Corp.	7,467,335	0.2
184,252		SunTrust Bank	4,464,426	0.1
87,337		T. Rowe Price Group, Inc.	5,498,737	0.1
33,708		Torchmark Corp.	1,703,939	0.0
133,195		Travelers Cos., Inc.	8,503,169	0.2
97,866		UnumProvident Corp.	1,872,177	0.0
648,510		US Bancorp.	20,856,082	0.5
98,955		Ventas, Inc.	6,246,040	0.1
63,558		Vornado Realty Trust	5,337,601	0.1
1,819,316		Wells Fargo & Co.	60,837,927	1.4
184,007		Weyerhaeuser Co.	4,114,396	0.1
106,719		XL Group PLC	2,245,368	0.1
62,760		Zions Bancorp.	1,218,799	0.0
			609,918,114	14.3

		Health Care: 11.8%
538,679		Abbott Laboratories	34,728,635	0.8
118,939		Aetna, Inc.	4,611,265	0.1
118,974		Agilent Technologies, Inc.	4,668,540	0.1
65,766	@	Alexion Pharmaceuticals, Inc.	6,530,564	0.1
105,289		Allergan, Inc.	9,746,603	0.2
85,866		AmerisourceBergen Corp.	3,378,827	0.1
266,263		Amgen, Inc.	19,447,850	0.5
188,507		Baxter International, Inc.	10,019,147	0.2
69,398		Becton Dickinson & Co.	5,187,501	0.1
82,019	@	Biogen Idec, Inc.	11,841,903	0.3
489,345	@	Boston Scientific Corp.	2,774,586	0.1
578,289		Bristol-Myers Squibb Co.	20,789,490	0.5
118,486		Cardinal Health, Inc.	4,976,412	0.1
75,977	@	CareFusion Corp.	1,951,089	0.0
150,813	@	Celgene Corp.	9,676,162	0.2
50,189	@	Cerner Corp.	4,148,623	0.1
98,712		Cigna Corp.	4,343,328	0.1

48,910		Coventry Health Care, Inc.	1,554,849	0.0
165,117		Covidien PLC	8,833,760	0.2
28,735		CR Bard, Inc.	3,087,288	0.1
32,191	@	DaVita, Inc.	3,161,478	0.1
48,409		Densply International, Inc.	1,830,344	0.0
39,187	@	Edwards Lifesciences Corp.	4,048,017	0.1
349,615		Eli Lilly & Co.	15,001,980	0.3
275,771	@	Express Scripts Holding Co.	15,396,295	0.4
90,964	@	Forest Laboratories, Inc.	3,182,830	0.1
259,283	@	Gilead Sciences, Inc.	13,296,032	0.3
56,538	@	Hospira, Inc.	1,977,699	0.0
55,910		Humana, Inc.	4,329,670	0.1
13,593	@	Intuitive Surgical, Inc.	7,527,667	0.2
940,270		Johnson & Johnson	63,524,641	1.5
33,142	@	Laboratory Corp. of America Holdings	3,069,281	0.1
61,140	@	Life Technologies Corp.	2,750,689	0.1
80,593		McKesson Corp.	7,555,594	0.2
356,265		Medtronic, Inc.	13,798,143	0.3
1,041,335		Merck & Co., Inc.	43,475,736	1.0
146,755	@	Mylan Laboratories	3,136,154	0.1
30,016		Patterson Cos., Inc.	1,034,652	0.0
38,991		PerkinElmer, Inc.	1,005,968	0.0
31,984		Perrigo Co.	3,771,873	0.1
2,563,698		Pfizer, Inc.	58,965,054	1.4
54,317		Quest Diagnostics	3,253,588	0.1
107,443		St. Jude Medical, Inc.	4,288,050	0.1
110,857		Stryker Corp.	6,108,221	0.1
141,677	@	Tenet Healthcare Corp.	742,387	0.0
125,753		Thermo Fisher Scientific, Inc.	6,527,838	0.1
355,189		UnitedHealth Group, Inc.	20,778,557	0.5
38,176	@	Varian Medical Systems, Inc.	2,319,956	0.1
30,391	@	Waters Corp.	2,415,173	0.1
43,621	@	Watson Pharmaceuticals, Inc.	3,227,518	0.1
113,266		WellPoint, Inc.	7,225,238	0.2
60,304		Zimmer Holdings, Inc.	3,881,165	0.1
			504,903,910	11.8

		Industrials: 10.3%
237,560		3M Co.	21,285,376	0.5
35,483		Avery Dennison Corp.	970,105	0.0
256,451		Boeing Co.	19,054,309	0.4
223,340		Caterpillar, Inc.	18,963,799	0.4
55,670		CH Robinson Worldwide, Inc.	3,258,365	0.1
37,772		Cintas Corp.	1,458,377	0.0
54,461		Cooper Industries PLC	3,713,151	0.1
355,775		CSX Corp.	7,955,129	0.2
65,799		Cummins, Inc.	6,376,581	0.1
196,857		Danaher Corp.	10,252,313	0.2
136,173		Deere & Co.	11,012,310	0.3
62,872		Dover Corp.	3,370,568	0.1
16,400		Dun & Bradstreet Corp./The	1,167,188	0.0
115,615		Eaton Corp.	4,581,822	0.1
251,163		Emerson Electric Co.	11,699,173	0.3
41,216		Equifax, Inc.	1,920,666	0.0
72,721		Expeditors International Washington, Inc.	2,817,939	0.1
101,110		Fastenal Co.	4,075,744	0.1
107,972		FedEx Corp.	9,891,315	0.2

See Accompanying Notes to Financial Statements

66

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

18,714		Flowserve Corp.	2,147,431	0.1
57,918		Fluor Corp.	2,857,674	0.1
123,461		General Dynamics Corp.	8,143,488	0.2
3,627,495		General Electric Co.	75,596,996	1.8
43,111		Goodrich Corp.	5,470,786	0.1
266,767		Honeywell International, Inc.	14,896,269	0.3
163,432		Illinois Tool Works, Inc.	8,643,918	0.2
102,274		Ingersoll-Rand PLC	4,313,917	0.1
58,614		Iron Mountain, Inc.	1,931,917	0.0
44,176	@	Jacobs Engineering Group, Inc.	1,672,503	0.0
36,238		Joy Global, Inc.	2,055,782	0.0
33,356		L-3 Communications Holdings, Inc.	2,468,678	0.1
91,140		Lockheed Martin Corp.	7,936,471	0.2
122,260		Masco Corp.	1,695,746	0.0
111,531		Norfolk Southern Corp.	8,004,580	0.2
86,107		Northrop Grumman Corp.	5,492,766	0.1
122,119		Paccar, Inc.	4,785,844	0.1
39,646		Pall Corp.	2,172,997	0.1
51,716		Parker Hannifin Corp.	3,975,926	0.1
68,548	L	Pitney Bowes, Inc.	1,026,164	0.0
49,751		Precision Castparts Corp.	8,183,542	0.2
72,936	@	Quanta Services, Inc.	1,755,570	0.0
114,125		Raytheon Co.	6,458,334	0.2
107,742		Republic Services, Inc.	2,850,853	0.1
48,952		Robert Half International, Inc.	1,398,559	0.0
48,865		Rockwell Automation, Inc.	3,228,022	0.1
49,656		Rockwell Collins, Inc.	2,450,524	0.1
33,358		Roper Industries, Inc.	3,288,432	0.1
61,717	L	RR Donnelley & Sons Co.	726,409	0.0
17,440		Ryder System, Inc.	628,014	0.0
19,902		Snap-On, Inc.	1,238,899	0.0
262,831		Southwest Airlines Co.	2,423,302	0.1
58,508		Stanley Black & Decker, Inc.	3,765,575	0.1
29,130	@	Stericycle, Inc.	2,670,347	0.1
95,960		Textron, Inc.	2,386,525	0.1
158,470		Tyco International Ltd.	8,375,139	0.2
163,042		Union Pacific Corp.	19,452,541	0.5
328,501		United Parcel Service, Inc. - Class B	25,872,739	0.6
312,020		United Technologies Corp.	23,566,871	0.6
158,404		Waste Management, Inc.	5,290,694	0.1
20,892		WW Grainger, Inc.	3,995,386	0.1
63,487		Xylem, Inc.	1,597,968	0.0
			440,718,328	10.3

Information Technology: 19.5%
220,575		Accenture PLC	13,254,352	0.3
169,858	@	Adobe Systems, Inc.	5,498,304	0.1
201,701	@	Advanced Micro Devices, Inc.	1,155,747	0.0
61,400	@	Akamai Technologies, Inc.	1,949,450	0.0
110,459		Altera Corp.	3,737,933	0.1
55,469		Amphenol Corp.	3,046,358	0.1
102,142		Analog Devices, Inc.	3,847,689	0.1
320,136	@	Apple, Inc.	186,959,424	4.4
438,818		Applied Materials, Inc.	5,028,854	0.1
78,677	@	Autodesk, Inc.	2,752,908	0.1
167,447		Automatic Data Processing, Inc.	9,320,100	0.2
55,150	@	BMC Software, Inc.	2,353,802	0.1

169,781		Broadcom Corp.	5,738,598	0.1
121,160		CA, Inc.	3,282,224	0.1
1,834,024		Cisco Systems, Inc.	31,490,192	0.7
63,746	@	Citrix Systems, Inc.	5,350,839	0.1
104,248	@	Cognizant Technology Solutions Corp.	6,254,880	0.1
53,137		Computer Sciences Corp.	1,318,860	0.0
519,575		Corning, Inc.	6,718,105	0.2
508,985	@	Dell, Inc.	6,372,492	0.1
393,447	@	eBay, Inc.	16,528,709	0.4
108,827	@	Electronic Arts, Inc.	1,344,013	0.0
718,874	@	EMC Corp.	18,424,741	0.4
27,182	@	F5 Networks, Inc.	2,706,240	0.1
81,755		Fidelity National Information Services, Inc.	2,786,210	0.1
20,044	@,L	First Solar, Inc.	301,863	0.0
46,728	@	Fiserv, Inc.	3,374,696	0.1
52,795		Flir Systems, Inc.	1,029,503	0.0
87,064	@	Google, Inc. - Class A	50,503,215	1.2
38,954		Harris Corp.	1,630,225	0.0
676,979		Hewlett-Packard Co.	13,614,048	0.3
394,916		International Business Machines Corp.	77,237,671	1.8
1,722,453		Intel Corp.	45,903,372	1.1
100,543		Intuit, Inc.	5,967,227	0.1
62,268		Jabil Circuit, Inc.	1,265,908	0.0
79,265	@	JDS Uniphase Corp.	871,915	0.0
181,301	@	Juniper Networks, Inc.	2,957,019	0.1
57,288		KLA-Tencor Corp.	2,821,434	0.1
68,972	@	Lam Research Corp.	2,603,003	0.1
24,355		Lexmark International, Inc.	647,356	0.0
78,816		Linear Technology Corp.	2,469,305	0.1
194,776	@	LSI Logic Corp.	1,240,723	0.0
36,346		Mastercard, Inc.	15,632,778	0.4
66,277		Microchip Technology, Inc.	2,192,443	0.0
338,817	@	Micron Technology, Inc.	2,137,935	0.0
2,559,806		Microsoft Corp.	78,304,466	1.8
47,097		Molex, Inc.	1,127,502	0.0
99,993		Motorola Solutions, Inc.	4,810,663	0.1
124,246	@	NetApp, Inc.	3,953,508	0.1
211,859	@	Nvidia Corp.	2,927,891	0.1
1,328,587		Oracle Corp.	39,459,034	0.9
110,470		Paychex, Inc.	3,469,863	0.1
586,913		Qualcomm, Inc.	32,679,316	0.8
66,029	@	Red Hat, Inc.	3,729,318	0.1
94,726		SAIC, Inc.	1,148,079	0.0
47,247	@	Salesforce.com, Inc.	6,532,370	0.1
83,422	@	Sandisk Corp.	3,043,235	0.1
129,371		Seagate Technology	3,199,345	0.1
246,761	@	Symantec Corp.	3,605,178	0.1
146,388	@	TE Connectivity Ltd.	4,671,241	0.1
57,758	@	Teradata Corp.	4,159,154	0.1
63,547	@	Teradyne, Inc.	893,471	0.0
391,790		Texas Instruments, Inc.	11,240,455	0.3
55,025		Total System Services, Inc.	1,316,748	0.0
54,091	@	VeriSign, Inc.	2,356,745	0.1
170,483		Visa, Inc.	21,076,813	0.5
80,123	@	Western Digital Corp.	2,442,149	0.1
209,855		Western Union Co.	3,533,958	0.1
461,426		Xerox Corp.	3,631,423	0.1
90,353		Xilinx, Inc.	3,033,150	0.1
417,243	@	Yahoo!, Inc.	6,604,957	0.2
			834,572,695	19.5

See Accompanying Notes to Financial Statements

67

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

		Materials: 3.4%
72,388		Air Products & Chemicals, Inc.	5,843,883	0.1
23,697		Airgas, Inc.	1,990,785	0.0
365,205		Alcoa, Inc.	3,195,544	0.1
36,671		Allegheny Technologies, Inc.	1,169,438	0.0
53,644		Ball Corp.	2,202,086	0.1
35,134		Bemis Co., Inc.	1,101,100	0.0
22,473		CF Industries Holdings, Inc.	4,353,919	0.1
48,700		Cliffs Natural Resources, Inc.	2,400,423	0.1
409,260		Dow Chemical Co.	12,891,690	0.3
47,227		Eastman Chemical Co.	2,378,824	0.1
100,036		Ecolab, Inc.	6,855,467	0.2
320,813		EI Du Pont de Nemours & Co.	16,223,514	0.4
46,951		FMC Corp.	2,510,940	0.1
324,947		Freeport-McMoRan Copper & Gold, Inc.	11,070,944	0.3
27,755		International Flavors & Fragrances, Inc.	1,520,974	0.0
149,644		International Paper Co.	4,326,208	0.1
59,007		MeadWestvaco Corp.	1,696,451	0.0
182,631		Monsanto Co.	15,118,194	0.4
101,965		Mosaic Co/The	5,583,603	0.1
169,659		Newmont Mining Corp.	8,230,158	0.2
108,549		Nucor Corp.	4,114,007	0.1
56,466	@	Owens-Illinois, Inc.	1,082,453	0.0
52,139		PPG Industries, Inc.	5,532,991	0.1
102,262		Praxair, Inc.	11,118,947	0.3
66,453		Sealed Air Corp.	1,026,034	0.0
29,348		Sherwin-Williams Co.	3,884,208	0.1
41,389		Sigma-Aldrich Corp.	3,059,889	0.1
28,000		Titanium Metals Corp.	316,680	0.0
49,078	L	United States Steel Corp.	1,011,007	0.0
44,299		Vulcan Materials Co.	1,759,113	0.0
			143,569,474	3.4

		Telecommunication Services: 3.2%
2,007,303		AT&T, Inc.	71,580,425	1.7
212,692		CenturyTel, Inc.	8,399,207	0.2
88,280	@	Crown Castle International Corp.	5,178,505	0.1
341,837	L	Frontier Communications Corp.	1,309,236	0.0
100,072	@	MetroPCS Communications, Inc.	605,435	0.0
1,026,709	@	Sprint Nextel Corp.	3,347,071	0.1
972,679		Verizon Communications, Inc.	43,225,855	1 .0
201,436		Windstream Corp.	1,945,872	0.1
			135,591,606	3.2
		Utilities: 3.7%
220,722	@	AES Corp.	2,831,863	0.1
40,164		AGL Resources, Inc.	1,556,355	0.0
83,071		Ameren Corp.	2,786,201	0.1
165,817		American Electric Power Co., Inc.	6,616,098	0.2
146,294		CenterPoint Energy, Inc.	3,023,897	0.1
89,120		CMS Energy Corp.	2,094,320	0.1
100,281		Consolidated Edison, Inc.	6,236,475	0.1
195,663		Dominion Resources, Inc.	10,565,802	0.3
58,241		DTE Energy Co.	3,455,439	0.1
458,125		Duke Energy Corp.	10,564,362	0.3

111,548	Edison International	5,153,518	0.1
60,654	Entergy Corp.	4,117,800	0.1
291,838	Exelon Corp.	10,978,946	0.3
143,184	FirstEnergy Corp.	7,043,221	0.2
26,682	Integrys Energy Group, Inc.	1,517,405	0.0
142,794	NextEra Energy, Inc.	9,825,655	0.2
97,264	NiSource, Inc.	2,407,284	0.1
107,368	Northeast Utilities	4,166,952	0.1
77,964	@ NRG Energy, Inc.	1,353,455	0.0
71,162	Oneok, Inc.	3,010,864	0.1
78,156	Pepco Holdings, Inc.	1,529,513	0.0
144,589	Pacific Gas & Electric Co.	6,545,544	0.2
37,482	Pinnacle West Capital Corp.	1,939,319	0.0
198,581	PPL Corp.	5,522,538	0.1
101,349	Progress Energy, Inc.	6,098,169	0.1
173,203	Public Service Enterprise Group, Inc.	5,629,098	0.1
39,854	SCANA Corp.	1,906,615	0.0
82,138	Sempra Energy	5,657,665	0.1
297,412	Southern Co.	13,770,176	0.3
73,549	TECO Energy, Inc.	1,328,295	0.0
78,901	Wisconsin Energy Corp.	3,122,113	0.1
166,714	Xcel Energy, Inc.	4,736,345	0.1
		157,091,302	3.7
	Total Common Stock
	(Cost $3,466,252,857)	4,214,714,289	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 0.3%
2,951,264	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $2,951,310, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $3,010,289, due 05/01/32-06/01/42)	2,951,264	0.1
2,951,264	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,951,313, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,010,289, due 07/01/42-02/20/61)	2,951,264	0.1

See Accompanying Notes to Financial Statements

68

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

2,951,264	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $2,951,308, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $3,010,289, due 04/01/24-06/01/42)	2,951,264	0.0
2,951,264	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,951,325, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,010,289, due 10/01/14-02/25/44)	2,951,264	0.1
621,316	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $621,326, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $633,742, due 07/01/21-04/01/42)	621,316	0.0
		12,426,372	0.3

Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.2%
51,775,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $51,775,000)	51,775,000	1.2

	Total Short-Term Investments
	(Cost $64,201,372)	64,201,372	1.5

	Total Investments in Securities (Cost $3,530,454,229)	$4,278,915,661	100.2
	Liabilities in Excess of Other Assets	(8,773,717)	(0.2)

	Net Assets	$4,270,141,944	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $3,597,701,789.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$911,830,131
Gross Unrealized Depreciation	(230,616,259)

Net Unrealized Appreciation	$681,213,872

See Accompanying Notes to Financial Statements

69

ING U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$4,214,714,289	$–	$–	$4,214,714,289
Short-Term Investments	51,775,000	12,426,372	–	64,201,372

Total Investments, at fair value	$4,266,489,289	$12,426,372	$–	$4,278,915,661

Other Financial Instruments+
Futures	1,480,304	–	–	1,480,304

Total Assets	$4,267,969,593	$12,426,372	$–	$4,280,395,965

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING U.S. Stock Index Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	863	09/21/12	$58,528,660	$1,480,304

			$58,528,660	$1,480,304

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets-Unrealized appreciation*	$1,480,304

Total Asset Derivatives		$1,480,304

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

70

ING BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	AS OF JUNE 30, 2012 (UNAUDITED)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
	Financials: 0.2%
590,000	Bear Stearns Cos., Inc., 4.100%, 03/10/14	597,623	0.1
445,000	International Bank for Reconstruction & Development, 3.224%, 12/10/13	442,610	0.0
800,000	SLM Corp., 4.423%, 01/31/14	785,832	0.1

Total Corporate Bonds/Notes (Cost $1,786,093)		1,826,065	0 .2

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
199,908	GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	200,350	0 .0

Total Collateralized Mortgage Obligations (Cost $191,700)		200,350	0 .0

ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
39,027	Countrywide Asset- Backed Certificates, 0.295%, 07/25/37	38,605	0 .0

Total Asset-Backed Securities (Cost $37,862)		38,605	0 .0

FOREIGN GOVERNMENT BONDS: 19.9%
EUR 3,433,545	Deutsche
	Bundesrepublik
	Inflation Linked Bond,
	0.100%, 04/15/23	4,402,142	0.4
EUR	Deutsche
103,009,181	Bundesrepublik
	Inflation Linked Bond,
	1.500%, 04/15/16	139,626,716	12.6
EUR 11,319,396	Deutsche
	Bundesrepublik
	Inflation Linked Bond,
	1.750%, 04/15/20	16,445,899	1.5
EUR 41,035,342	France Government
	Bond OAT, 1.600%,
	07/25/15	54,763,435	5.0
EUR 605,900	Hellenic Republic
	Government Bond,
	2.000%, 10/15/42	2,684	0.0
EUR 28,854	Hellenic Republic
	Government Bond,
	2.000%, 02/24/23	6,548	0.0
EUR 28,854	Hellenic Republic
	Government Bond,
	2.000%, 02/24/24	6,275	0.0
EUR 28,854	Hellenic Republic
	Government Bond,
	2.000%, 02/24/25	5,850	0.0

EUR 28,854	Hellenic Republic
	Government Bond,
	2.000%, 02/24/26	5,689	0.0
EUR 28,854	Hellenic Republic
	Government Bond,
	2.000%, 02/24/27	5,587	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/28	6,097	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/29	5,741	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/30	5,529	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/31	5,628	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/32	5,531	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/33	5,523	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/34	5,495	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/35	5,480	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/36	5,460	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/37	5,453	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/38	5,433	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/39	5,422	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/40	5,414	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/41	5,379	0.0
EUR 30,777	Hellenic Republic
	Government Bond,
	2.000%, 02/24/42	5,414	0.0
EUR 3,836,485	Italy Buoni Poliennali
	Del Tesoro, 2.150%,
	09/15/14	4,734,734	0.4

Total Foreign Government Bonds (Cost $218,791,884)		220,088,558	19.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.4%
	Federal Home Loan Mortgage Corporation: 7.0%##
73,685,000	3.500%, due 06/01/42	77,410,539	7.0

	Federal National Mortgage Association: 7.0%##
73,575,078	3.500%, due 06/01/42	77,619,729	7.0

See Accompanying Notes to Financial Statements

1

ING BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

		Government National Mortgage Association: 5.4%
55,515,000		3.500%, due 06/15/42	59,489,285	5.4

	Total U.S. Government Agency Obligations (Cost $214,298,670)		214,519,553	19.4

U.S. TREASURY OBLIGATIONS: 52.0%
		Treasury Inflation Indexed Protected Securities: 47.0%
43,314,433		0.125%, due 04/15/16	45,134,982	4.1
2,569,804		0.125%, due 04/15/17	2,715,961	0.2
1,161,126		0.125%, due 01/15/22	1,231,065	0.1
33,557,256		0.500%, due 04/15/15	34,875,955	3.2
1,932,194		0.625%, due 04/15/13	1,936,874	0.2
625,685		0.625%, due 07/15/21	698,127	0.1
20,792,360		0.750%, due 02/15/42	21,939,183	2.0
184,065		1.125%, due 01/15/21	212,264	0.0
2,908,233		1.250%, due 04/15/14	3,004,795	0.3
480,034		1.250%, due 07/15/20	558,490	0.0
1,904,560		1.375%, due 01/15/20	2,218,812	0.2
7,494,976		1.625%, due 01/15/15	7,971,611	0.7
9,762,611		1.750%, due 01/15/28	12,266,564	1.1
18,791		1.875%, due 07/15/13	19,260	0.0
24,241,288		1.875%, due 07/15/15	26,390,811	2.4
7,245,715		1.875%, due 07/15/19	8,682,403	0.8
2,664,771		2.000%, due 01/15/14	2,768,865	0.2
21,488,581		2.000%, due 07/15/14	22,787,974	2.1
7,297,479		2.000%, due 01/15/16	8,082,527	0.7
10,357,899		2.000%, due 01/15/26	13,251,637	1.2
14,526,351		2.125%, due 01/15/19	17,412,331	1.6
9,677,871	S	2.125%, due 02/15/40	13,790,966	1.2
27,223,336		2.125%, due 02/15/41	39,012,320	3.5
11,112,658		2.375%, due 01/15/17	12,838,598	1.2
48,827,031		2.375%, due 01/15/25	64,466,964	5.8
20,630,296		2.375%, due 01/15/27	27,755,815	2.5
14,850,906		2.500%, due 07/15/16	17,019,376	1.5
20,136,491	S	2.500%, due 01/15/29	28,018,035	2.5
1,720,733		2.625%, due 07/15/17	2,046,865	0.2
9,965,430		3.000%, due 07/15/12	9,992,425	0.9
2,443,431		3.375%, due 04/15/32	3,950,151	0.4
5,768,481	S	3.625%, due 04/15/28	8,918,614	0.8
35,994,913	S	3.875%, due 04/15/29	58,334,256	5.3
			520,304,876	47.0

		U.S. Treasury Notes: 5.0%
52,490,000		2.000%, due 04/30/16	55,385,138	5.0

	Total U.S. Treasury Obligations (Cost $565,163,331)		575,690,014	52.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.2%
		Interest Rate Swaptions: 0.2%
12,600,000		Put OTC Swaption, 3- month USD-LIBOR-BBA, Portfolio Pays, Strike @ 2.600%, Exp. 09/19/12 Counterparty: Deutsche Bank AG	13,741	0.0

9,000,000	Put OTC Swaption, 3- month USD-LIBOR- BBA, Portfolio Pays, Strike @ 3.900%, Exp. 09/09/13 Counterparty: Citigroup, Inc.	40,532	0.0
10,100,000	Put OTC Swaption, 3- month USD-LIBOR- BBA, Portfolio Pays, Strike @ 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	1,568,832	0.2
		1,623,105	0.2

	Options On Currencies: 0.0%
10,385,000	JPY Put vs. USD Call Currency Option, Strike @ 1.000, Exp. 03/28/13 Counterparty: Citigroup, Inc.	14,144	0.0

	Options on Exchange Traded Futures Contracts: 0.0%
112	Euro-Bund, Strike @ 140.000, Exp. 08/24/12	214,022	0.0
281	U.S. Treasury 10-Year Note, Strike @ 131.000, Exp. 07/27/12	30,736	0.0
		244,758	0.0

	Total Purchased Options (Cost $2,323,876)	1,882,007	0.2

	Total Long-Term Investments (Cost $1,002,593,416)	1,014,245,152	91.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.1%
	Mutual Funds: 8.1%
89,899,893	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $89,899,893)	89,899,893	8 .1

	Total Short-Term Investments (Cost $89,899,893)	89,899,893	8 .1

	Total Investments in Securities (Cost $1,092,493,309)	$1,104,145,045	99.8
	Assets in Excess of Other Liabilities	2,241,601	0.2

	Net Assets	$1,106,386,646	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

See Accompanying Notes to Financial Statements

2

ING BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

S

All or a portion of this security has been identified by the

Fund to cover future collateral requirements for applicable

futures, options, swaps, foreign currencontracts and/or

when-issued or delayed-delivery securities.

EUR	EU Euro

	Cost for federal income tax purposes is $1,094,283,011.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$14,887,887
	Gross Unrealized Depreciation	(5,025,853)

	Net Unrealized Appreciation	$9,862,034

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Purchased Options	$244,758	$1,637,249	$–	$1,882,007
Corporate Bonds/Notes	–	1,826,065	–	1,826,065
Collateralized Mortgage Obligations	–	200,350	–	200,350
U.S. Treasury Obligations	–	575,690,014	–	575,690,014
U.S. Government Agency Obligations	–	214,519,553	–	214,519,553
Foreign Government Bonds	–	220,088,558	–	220,088,558
Short-Term Investments	89,899,893	–	–	89,899,893
Asset-Backed Securities	–	38,605	–	38,605

Total Investments, at fair value	$90,144,651	$1,014,000,394	$–	$1,104,145,045

Other Financial Instruments+
Swaps	–	476,097	–	476,097
Futures	1,541,444	–	–	1,541,444
Forward Foreign Currency Contracts	–	2,366,664	–	2,366,664

Total Assets	$91,686,095	$1,016,843,155	$–	$1,108,529,250

Liabilities Table Other Financial Instruments+
Swaps	$–	$(2,168,912)	$–	$(2,168,912)
Written Options	(8,781)	(1,426,093)	–	(1,434,874)
Futures	(657,096)	–	–	(657,096)
Forward Foreign Currency Contracts	–	(2,889,478)	–	(2,889,478)

Total Liabilities	$(665,877)	$(6,484,483)	$–	$(7,150,360)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

BNP Paribas	EU Euro	13,547,000	Buy	07/25/12	$16,850,991	$17,147,197	$296,206
Citigroup, Inc.	EU Euro	1,350,000	Buy	07/25/12	1,669,766	1,708,770	39,004
Citigroup, Inc.	EU Euro	550,000	Buy	07/25/12	725,786	696,166	(29,620)
Royal Bank of
Canada	EU Euro	398,000	Buy	07/25/12	504,251	503,771	(480)
UBS AG	EU Euro	3,980,000	Buy	07/25/12	5,005,435	5,037,709	32,274
UBS AG	EU Euro	300,000	Buy	07/25/12	372,172	379,727	7,554

See Accompanying Notes to Financial Statements

3

ING BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

UBS AG	EU Euro	13,270,000	Buy	07/25/12	16,535,376	16,796,583	261,207

							$606,145

Citigroup, Inc.	EU Euro	24,619,500	Sell	07/25/12	$32,497,740	$31,162,281	$1,335,459
JPMorgan Chase & Co.	Japanese Yen	442,190,000	Sell	09/04/12	5,516,893	5,537,079	(20,186)
JPMorgan Chase & Co.	EU Euro	7,678,000	Sell	07/25/12	9,992,072	9,718,474	273,598
Royal Bank of Scotland Group PLC	EU Euro	168,070,000	Sell	07/25/12	209,928,170	212,735,617	(2,807,447)
Royal Bank of Scotland Group PLC	EU Euro	3,700,000	Sell	07/25/12	4,660,438	4,683,297	(22,859)
Royal Bank of Scotland Group PLC	EU Euro	589,000	Sell	07/25/12	736,645	745,531	(8,886)
Royal Bank of Scotland Group PLC	Japanese Yen	422,131,500	Sell	09/04/12	5,407,270	5,285,908	121,362

							$(1,128,959)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	337	09/15/14	$105,712,320	$471,316
U.S. Treasury 10-Year Note	133	09/19/12	17,738,875	(8,079)
U.S. Treasury 5-Year Note	592	09/28/12	73,389,500	(54,170)

			$196,840,695	$409,067

Short Contracts
Euro-Bobl 5-Year	(904)	09/06/12	(144,019,944)	481,023
Euro-Bund	(164)	09/06/12	(29,242,723)	588,038
U.S. Treasury 2-Year Note	(14)	09/28/12	(3,082,625)	1,067
U.S. Treasury Long Bond	(343)	09/19/12	(50,753,281)	(201,201)
U.S. Treasury Ultra Long Bond	(280)	09/19/12	(46,716,250)	(393,646)

			$(273,814,823)	$475,281

ING BlackRock Inflation Protected Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on CPURNSA Index and pay a fixed rate equal to 1.840%
Counterparty: Deutsche Bank AG	10/25/15	USD	9,700,000	$(163,930)	$–	$(163,930)
Receive a floating rate based on the 3-month USD-LIBOR- BBA and pay a fixed rate equal to 1.135% Counterparty: Deutsche Bank AG	04/23/17	USD	44,900,000	(424,956)	–	(424,956)
Receive a fixed rate equal to 2.465% and pay a floating rate based on CPURNSA Index
Counterparty: Deutsche Bank AG	10/25/20	USD	5,100,000	(10,292)	–	(10,292)
Receive a fixed rate equal to 2.665% and pay a floating rate based on CPURNSA Index
Counterparty: Deutsche Bank AG	06/23/21	USD	8,205,000	277,912	–	277,912
Receive a fixed rate equal to 2.056% and pay a floating rate based on the 3-month USD-LIBOR-BBA
Counterparty: Deutsche Bank AG	05/08/22	USD	7,300,000	198,185	–	198,185

				$(123,081)	$–	$(123,081)

See Accompanying Notes to Financial Statements

4

ING BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Receive the positive price return of the Barclays Capital

U.S. Treasury Inflation Protected Securities (Series-L).

Pay a floating rate based on the 1-month USD-LIBOR-

BBA plus 20bps and, if negative, the absolute value of the

total return of the index.

Counterparty: Barclays Bank PLC	07/25/12	USD 488,016,000	$(1,569,734)	$–	$(1,569,734)

			$(1,569,734)	$–	$(1,569,734)

ING BlackRock Inflation Protected Bond Portfolio Written Inflation Caps Outstanding on June 30, 2012:

Inflation Caps

Description	Counterparty	Strike Index	Exercise Index	Termination Date	Notional Amount	Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR 3,140,000	$217,411	$(171,233)

						$217,411	$(171,233)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on June 30, 2012:

Exchange-Traded Options

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Received Premiums	Value
U.S. Treasury 10-Year Note	129.50	07/27/12	281	$91,501	$(8,781)

				$91,501	$(8,781)

ING BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on June 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date		Notional Amount	Premium Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	3-month USD-
		LIBOR-BBA	Pay	4.500%	06/08/22	EUR	10,100,000	$475,560	$(586,182)
Put OTC Swaption	Deutsche Bank AG	3-month USD-
		LIBOR-BBA	Pay	2.250%	06/27/14	USD	14,100,000	148,402	(171,928)
Put OTC Swaption	Deutsche Bank AG	3-month USD-
		LIBOR-BBA	Pay	2.850%	09/19/12	USD	12,600,000	212,814	(5,610)
Call OTC Swaption	Citigroup, Inc.	3-month USD-
		LIBOR-BBA	Receive	2.150%	09/09/13	USD	9,000,000	202,680	(344,146)
Call OTC Swaption	Deutsche Bank AG	3-month USD-
		LIBOR-BBA	Receive	1.250%	06/27/14	USD	14,100,000	148,402	(146,994)

					Total Written Swaptions			$1,187,858	$(1,254,860)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Investments in securities at value*	$14,144
Interest rate contracts	Investments in securities at value*	1,867,863
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,366,664
Interest rate contracts	Unrealized appreciation on OTC swap agreements	476,097
Interest rate contracts	Net Assets-Unrealized appreciation**	1,541,444

Total Asset Derivatives		$6,266,212

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,889,478
Interest rate contracts	Unrealized depreciation on OTC swap agreements	2,168,912
Interest rate contracts	Net Assets-Unrealized depreciation**	667,096
Interest rate contracts	Written options, at fair value	1,434,874

Total Liability Derivatives		$7,150,360

*	Includes purchased options
**	Includes cumulative appreciation of futures contracts as reported in the table following the Summary Portfolio of investments.

See Accompanying Notes to Financial Statements

5

ING BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total

Interest rate contracts	$1,765,293	$-	$(5,060,452)	$4,530,127	$1,998,142	$3,233,110
Foreign exchange contracts	-	6,350,634	-	-	-	6,350,634

Total	$1,765,293	$6,350,634	$(5,060,452)	$4,530,127	$1,998,142	$9,583,744

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total

Interest rate contracts	$(1,562,718)	$-	$3,143,618	$2,220,233	$2,541,006	$6,342,139
Foreign exchange contracts	(207,752)	(2,211,411)	-	-	-	(2,419,163)

Total	$(1,770,470)	$(2,211,411)	$3,143,618	$2,220,233	$2,541,006	$3,922,976

* Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

** Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

6

ING Goldman Sachs	PORTFOLIO OF INVESTMENTS
Commodity Strategy Portfolio	AS OF JUNE 30, 2012 (UNAUDITED)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%
1,300,000	NCUA Guaranteed Notes, 0.269%, 06/12/13	1,299,623	1.3
148,295	NCUA Guaranteed Notes, 0.589%, 12/07/20	148,825	0.2
268,500	NCUA Guaranteed Notes, 0.616%, 11/06/17	268,583	0.3
348,755	NCUA Guaranteed Notes, 0.626%, 03/06/20	348,919	0.4
334,872	NCUA Guaranteed Notes, 0.626%, 04/06/20	334,964	0.3
327,050	NCUA Guaranteed Notes, 0.626%, 05/07/20	327,152	0.3
320,090	NCUA Guaranteed Notes, 0.641%, 03/11/20	320,465	0.3
586,267	NCUA Guaranteed Notes, 0.646%, 02/06/20	586,542	0.6

Total Collateralized Mortgage Obligations (Cost $3,633,816)		3,635,073	3.7

MUNICIPAL BONDS: 0.6%
	Wisconsin: 0.6%
600,000	State of Wisconsin, 4.800%, 05/01/13	621,348	0.6

Total Municipal Bonds (Cost $619,355)		621,348	0.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.3%
	Federal Home Loan Mortgage Corporation: 16.2%##
2,500,000	0.193%, due 06/17/13	2,501,648	2.6
5,000,000	0.196%, due 06/03/13	5,002,415	5.1
1,600,000	0.500%, due 10/18/13	1,600,986	1.7
1,200,000	0.500%, due 01/24/14	1,201,325	1.3
5,000,000	0.500%, due 04/17/15	5,003,780	5.1
3,381	5.000%, due 11/01/16	3,616	0.0
1,212	5.000%, due 01/01/17	1,301	0.0
2,964	5.000%, due 01/01/17	3,170	0.0
3,405	5.000%, due 02/01/17	3,642	0.0
2,500	5.000%, due 02/01/17	2,674	0.0
1,549	5.000%, due 02/01/17	1,664	0.0
3,274	5.000%, due 02/01/17	3,517	0.0
3,873	5.000%, due 03/01/17	4,159	0.0
2,400	5.000%, due 03/01/17	2,567	0.0
2,006	5.000%, due 04/01/17	2,154	0.0
4,195	5.000%, due 04/01/17	4,506	0.0
3,813	5.000%, due 04/01/17	4,095	0.0
2,057	5.000%, due 04/01/17	2,209	0.0
5,011	5.000%, due 04/01/17	5,382	0.0
4,082	5.000%, due 04/01/17	4,384	0.0
3,557	5.000%, due 09/01/17	3,819	0.0
12,955	5.000%, due 09/01/17	13,914	0.0
2,457	5.000%, due 09/01/17	2,637	0.0

1,989	5.000%, due 09/01/17	2,136	0.0
2,929	5.000%, due 09/01/17	3,146	0.0
2,458	5.000%, due 09/01/17	2,640	0.0
665	5.000%, due 09/01/17	715	0.0
4,703	5.000%, due 09/01/17	5,051	0.0
4,043	5.000%, due 09/01/17	4,343	0.0
13,761	5.000%, due 09/01/17	14,780	0.0
2,512	5.000%, due 09/01/17	2,699	0.0
4,190	5.000%, due 09/01/17	4,500	0.0
3,699	5.000%, due 09/01/17	3,973	0.0
3,102	5.000%, due 10/01/17	3,315	0.0
2,801	5.000%, due 10/01/17	3,008	0.0
6,127	5.000%, due 10/01/17	6,581	0.0
6,481	5.000%, due 10/01/17	6,927	0.0
41,226	5.000%, due 10/01/17	44,116	0.1
6,016	5.000%, due 10/01/17	6,462	0.0
6,347	5.000%, due 10/01/17	6,792	0.0
5,127	5.000%, due 10/01/17	5,507	0.0
4,514	5.000%, due 10/01/17	4,848	0.0
3,271	5.000%, due 10/01/17	3,503	0.0
3,595	5.000%, due 10/01/17	3,862	0.0
5,507	5.000%, due 10/01/17	5,889	0.0
7,784	5.000%, due 10/01/17	8,331	0.0
5,013	5.000%, due 10/01/17	5,385	0.0
2,894	5.000%, due 10/01/17	3,108	0.0
46,922	5.000%, due 10/01/17	50,395	0.1
3,424	5.000%, due 11/01/17	3,677	0.0
104,722	5.000%, due 11/01/17	112,125	0.1
5,384	5.000%, due 11/01/17	5,783	0.0
6,740	5.000%, due 11/01/17	7,306	0.0
2,797	5.000%, due 11/01/17	2,993	0.0
3,552	5.000%, due 11/01/17	3,815	0.0
2,710	5.000%, due 11/01/17	2,902	0.0
1,839	5.000%, due 11/01/17	1,975	0.0
3,689	5.000%, due 11/01/17	3,999	0.0
3,833	5.000%, due 11/01/17	4,100	0.0
3,260	5.000%, due 12/01/17	3,502	0.0
4,933	5.000%, due 12/01/17	5,298	0.0
4,166	5.000%, due 12/01/17	4,474	0.0
3,239	5.000%, due 12/01/17	3,510	0.0
4,273	5.000%, due 12/01/17	4,589	0.0
2,554	5.000%, due 12/01/17	2,743	0.0
5,089	5.000%, due 12/01/17	5,466	0.0
3,896	5.000%, due 01/01/18	4,169	0.0
4,556	5.000%, due 02/01/18	4,939	0.0
4,384	5.000%, due 02/01/18	4,752	0.0
3,627	5.000%, due 02/01/18	3,931	0.0
4,213	5.000%, due 02/01/18	4,508	0.0
3,877	5.000%, due 02/01/18	4,203	0.0
3,273	5.000%, due 02/01/18	3,548	0.0
8,866	5.000%, due 02/01/18	9,609	0.0
4,963	5.000%, due 02/01/18	5,379	0.0
5,415	5.000%, due 02/01/18	5,869	0.0
3,619	5.000%, due 02/01/18	3,922	0.0
6,191	5.000%, due 03/01/18	6,710	0.0
5,553	5.000%, due 03/01/18	6,019	0.0
5,586	5.000%, due 03/01/18	6,055	0.0
4,581	5.000%, due 03/01/18	4,966	0.0
5,446	5.000%, due 03/01/18	5,903	0.0
3,363	5.000%, due 04/01/18	3,645	0.0
3,805	5.000%, due 04/01/18	4,125	0.0
5,990	5.000%, due 04/01/18	6,493	0.0
2,513	5.000%, due 04/01/18	2,699	0.0
6,005	5.000%, due 05/01/18	6,509	0.0
5,984	5.000%, due 06/01/18	6,486	0.0
5,521	5.000%, due 07/01/18	5,984	0.0
4,600	5.000%, due 07/01/18	4,986	0.0
5,376	5.000%, due 07/01/18	5,827	0.0
6,638	5.000%, due 07/01/18	7,195	0.0

See Accompanying Notes to Financial Statements

7

ING Goldman Sachs	CONSOLIDATED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)
Commodity Strategy Portfolio

6,668	5.000%, due 11/01/18	7,227	0.0
58,448	5.500%, due 01/01/20	63,988	0.1
		15,979,479	16.2

	Federal National Mortgage Association: 15.1%##
300,000	0.375%, due 03/16/15	299,326	0.3
4,700,000	0.376%, due 05/17/13	4,706,312	4.8
3,600,000	0.600%, due 11/14/13	3,603,074	3.6
1,811,988	4.000%, due 10/01/40	1,932,120	2.0
1,148,509	4.000%, due 12/01/40	1,224,653	1.2
1,714,242	4.000%, due 01/01/41	1,827,893	1.9
500,000	4.125%, due 04/15/14	533,722	0.5
19,740	5.000%, due 03/01/18	21,538	0.0
59,804	5.000%, due 04/01/18	65,098	0.1
651,371	5.000%, due 08/25/19	702,014	0.7
		14,915,750	15.1

Total U.S. Government Agency Obligations (Cost $30,753,501)		30,895,229	31.3

U.S. TREASURY OBLIGATIONS: 4.4%
	Treasury Inflation Indexed Protected Securities: 1.7%
722,988	1.625%, due 01/15/15	768,966	0.8
354,870	1.875%, due 07/15/15	386,337	0.4
488,252	2.000%, due 07/15/14	517,776	0.5
		1,673,079	1 .7

	U.S. Treasury Notes: 2.7%
100,000	1.500%, due 03/31/19	102,891	0.1
300,000	0.125%, due 09/30/13	299,484	0.3
2,300,000	0.125%, due 12/31/13	2,294,340	2.3
		2,696,715	2.7

Total U.S. Treasury Obligations (Cost $4,383,821)		4,369,794	4.4

Total Long-Term Investments (Cost $39,390,493)		39,521,444	40.0

SHORT-TERM INVESTMENTS: 36.6%
	U.S. Government Agency Obligations: 1.8%
1,800,000	Federal Home Loan Banks, 0.210%, 01/04/13 (Cost $1,799,393)	1,800,131	1.8

	U.S. Treasury Obligations: 20.3%
20,000,000	S United States Treasury
	Bill, 0.100%, 10/11/12 (Cost $19,992,775)	19,994,960	20.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 14.5%
14,271,617	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $14,271,617)	14,271,617	14.5

Total Short-Term Investments (Cost $36,063,785)		36,066,708	36.6

Total Investments in
Securities
(Cost $75,454,278)	$75,588,152	76.6
Assets in Excess of
Other Liabilities	23,062,065	23.4

Net Assets	$98,650,217	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

Cost for federal income tax purposes is $86,181,131.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$154,486
Gross Unrealized Depreciation	(10,747,465)

Net Unrealized Depreciation	$(10,592,979)

See Accompanying Notes to Financial Statements

8

ING Goldman Sachs Commodity Strategy Portfolio	CONSOLIDATED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$3,635,073	$–	$3,635,073
Municipal Bonds	–	621,348	–	621,348
Short-Term Investments	14,271,617	21,795,091	–	36,066,708
U.S. Government Agency Obligations	–	30,895,229	–	30,895,229
U.S. Treasury Obligations	–	4,369,794	–	4,369,794

Total Investments, at fair value	$14,271,617	$61,316,535	$–	$75,588,152

Other Financial Instruments+
Futures	90,075	–	–	90,075
Swaps	–	–	–	–

Total Assets	$14,361,692	$61,316,535	$–	$75,678,227

Liabilities Table
Other Financial Instruments+
Futures	$(167,042)	$–	$–	$(167,042)

Total Liabilities	$(167,042)	$–	$–	$(167,042)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
90-Day Eurodollar	30	03/17/14	$7,452,750	$14,260
90-Day Eurodollar	69	09/15/14	17,124,075	68,985
U.S. Treasury 10-Year Note	9	09/19/12	1,200,375	(2,940)
U.S. Treasury Long Bond	4	09/19/12	591,875	(7,813)
U.S. Treasury Ultra Long Bond	1	09/19/12	166,844	2,295

			$26,535,919	$74,787

Short Contracts
90-Day Eurodollar	(30)	03/16/15	(7,432,875)	(34,267)
90-Day Eurodollar	(69)	09/14/15	(17,055,075)	(122,022)
U.S. Treasury 2-Year Note	(27)	09/28/12	(5,945,062)	3,881
U.S. Treasury 5-Year Note	(6)	09/28/12	(743,813)	654

			$ (31,176,825)	$(151,754)

ING Goldman Sachs Commodity Strategy Portfolio Total Return Swap Agreements Outstanding on June 30, 2012:(1)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index.
Counterparty: Merrill Lynch & Co., Inc.	12/13/12	USD 79,489,062	$–	$–	$–

(1) Each respective total return swap resets monthly based on the change in the price return of the referenced commodity index. At June 30, 2012, each total return swap reset with a positive price return and the Portfolio recorded a realized gain on June 30, 2012 in the amount of $2,966,721. The fair value of each total return swap is recorded at $0 as the price return of the respective commodity index had zero change as both the closing and opening price of the index was unchanged.

See Accompanying Notes to Financial Statements

9

ING Goldman Sachs Commodity Strategy Portfolio	CONSOLIDATED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Receive the price return on the Dow Jones-UBS Commodity Index Excess ReturnSM, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Dow Jones-UBS Commodity Index Excess ReturnSM. Counterparty: UBS Warburg LLC	06/12/13	USD	19,451,222	–	$–	–

				$–	$–	$–

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Interest rate contracts	Net Assets-Unrealized appreciation*	$90,075

Total Asset Derivatives		$90,075

Liability Derivatives

Interest rate contracts	Net Assets-Unrealized appreciation*	$167,042

Total Asset Derivatives		$167,042

*Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total

Commodity contracts	$-	(9,545,021)	$(9,545,021)
Interest rate contracts	(24,219)	-	(24,219)

Total	$(24,219)	$(9,545,021)	$(9,569,240)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total

Commodity contracts	$-	$-	$-
Interest rate contracts	(17,752)	-	(17,752)

Total	$(17,752)	$-	$(17,752)

See Accompanying Notes to Financial Statements

10

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-end Management Investment Company and .Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2012

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 4, 2012